UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the Stars, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2016

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-eight of the forty three Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2016

Financial Highlights	372
Report of Independent Registered Public Accounting Firm	396
Approval of Advisory Agreements	397
Trustee and Officer Information	414
Shareholder Tax Information	416
Comparisons Portfolio Indexes	419

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2016. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2016

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2015 and held until January 31, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended January 31, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended January 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended January 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2016” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2015	Ending Account Value Using Actual Return at January 31, 2016	Expenses Paid During the Six Months Ended January 31, 2016*	Beginning Account Value at August 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2016	Expenses Paid During the Six Months Ended January 31, 2016*	Annualized Expense Ratio*
Cash Management#
Class 1	$1,000.00	$1,000.00	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Class 2	$1,000.00	$998.08	$3.02	$1,000.00	$1,022.18	$3.06	0.60%
Class 3	$1,000.00	$998.07	$3.53	$1,000.00	$1,021.68	$3.57	0.70%
Corporate Bond
Class 1	$1,000.00	$978.80	$2.69	$1,000.00	$1,022.48	$2.75	0.54%
Class 2	$1,000.00	$977.75	$3.44	$1,000.00	$1,021.73	$3.52	0.69%
Class 3	$1,000.00	$977.44	$3.94	$1,000.00	$1,021.22	$4.02	0.79%
Global Bond
Class 1	$1,000.00	$1,015.70	$3.51	$1,000.00	$1,021.73	$3.52	0.69%
Class 2	$1,000.00	$1,014.89	$4.27	$1,000.00	$1,020.97	$4.28	0.84%
Class 3	$1,000.00	$1,015.02	$4.77	$1,000.00	$1,020.47	$4.79	0.94%
High-Yield Bond
Class 1	$1,000.00	$915.72	$3.09	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$915.22	$3.81	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$915.89	$4.30	$1,000.00	$1,020.72	$4.53	0.89%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,006.44	$2.68	$1,000.00	$1,022.53	$2.70	0.53%
Class 2	$1,000.00	$1,006.39	$3.44	$1,000.00	$1,021.78	$3.47	0.68%
Class 3	$1,000.00	$1,005.97	$3.94	$1,000.00	$1,021.27	$3.97	0.78%
Balanced
Class 1	$1,000.00	$948.93	$3.64	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$947.65	$4.37	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$947.38	$4.86	$1,000.00	$1,020.21	$5.04	0.99%
SA MFS Total Return@
Class 1	$1,000.00	$950.47	$3.44	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$949.70	$4.18	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$949.13	$4.67	$1,000.00	$1,020.42	$4.84	0.95%
SunAmerica Dynamic Allocation
Class 3	$1,000.00	$909.35	$2.26	$1,000.00	$1,022.84	$2.40	0.47%
SunAmerica Dynamic Strategy
Class 3	$1,000.00	$915.57	$2.32	$1,000.00	$1,022.79	$2.45	0.48%
SA BlackRock VCP Global Multi Asset#+
Class 3	$1,000.00	$1,019.00	$0.22	$1,000.00	$1,019.36	$5.90	1.16%
SA Schroders VCP Global Allocation#+
Class 3	$1,000.00	$1,015.00	$0.22	$1,000.00	$1,019.41	$5.85	1.15%
SA T. Rowe Price VCP Balanced#+
Class 3	$1,000.00	$1,008.00	$0.22	$1,000.00	$1,019.41	$5.85	1.15%
VCP Total Return BalancedSM#
Class 3	$1,000.00	$918.32	$5.61	$1,000.00	$1,019.36	$5.90	1.16%
VCPSM Value#
Class 3	$1,000.00	$912.06	$5.93	$1,000.00	$1,019.00	$6.26	1.23%
Telecom Utility
Class 1	$1,000.00	$889.05	$4.95	$1,000.00	$1,019.96	$5.30	1.04%
Class 2	$1,000.00	$888.66	$5.62	$1,000.00	$1,019.26	$6.01	1.18%
Class 3	$1,000.00	$888.02	$6.14	$1,000.00	$1,018.70	$6.56	1.29%
Equity Index#
Class 1	$1,000.00	$930.40	$1.80	$1,000.00	$1,023.34	$1.89	0.37%
Growth-Income
Class 1	$1,000.00	$938.04	$2.83	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$937.23	$3.56	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$936.70	$4.05	$1,000.00	$1,021.02	$4.23	0.83%
Equity Opportunities
Class 1	$1,000.00	$930.73	$3.89	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$929.97	$4.62	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$929.33	$5.11	$1,000.00	$1,019.91	$5.35	1.05%
SA Legg Mason BW Large Cap Value#@
Class 1	$1,000.00	$899.83	$3.50	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$899.39	$4.21	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$898.78	$4.69	$1,000.00	$1,020.27	$4.99	0.98%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2015	Ending Account Value Using Actual Return at January 31, 2016	Expenses Paid During the Six Months Ended January 31, 2016*	Beginning Account Value at August 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2016	Expenses Paid During the Six Months Ended January 31, 2016*	Annualized Expense Ratio*
“Dogs” of Wall Street
Class 1	$1,000.00	$977.83	$3.19	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$976.74	$3.94	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$976.85	$4.43	$1,000.00	$1,020.72	$4.53	0.89%
SA AB Growth@
Class 1	$1,000.00	$942.92	$3.18	$1,000.00	$1,021.93	$3.31	0.65%
Class 2	$1,000.00	$942.07	$3.92	$1,000.00	$1,021.17	$4.08	0.80%
Class 3	$1,000.00	$941.70	$4.40	$1,000.00	$1,020.67	$4.58	0.90%
Capital Growth#
Class 1	$1,000.00	$925.23	$3.93	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$924.96	$4.66	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$924.27	$5.14	$1,000.00	$1,019.86	$5.40	1.06%
SA MFS Massachusetts Investors Trust@
Class 1	$1,000.00	$918.92	$3.43	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$918.50	$4.16	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$917.87	$4.64	$1,000.00	$1,020.37	$4.89	0.96%
Fundamental Growth
Class 1	$1,000.00	$907.34	$4.28	$1,000.00	$1,020.72	$4.53	0.89%
Class 2	$1,000.00	$906.58	$5.00	$1,000.00	$1,019.96	$5.30	1.04%
Class 3	$1,000.00	$906.27	$5.48	$1,000.00	$1,019.46	$5.80	1.14%
Blue Chip Growth
Class 1	$1,000.00	$906.99	$3.46	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$905.26	$4.18	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$905.05	$4.66	$1,000.00	$1,020.32	$4.94	0.97%
Real Estate
Class 1	$1,000.00	$993.36	$4.02	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$992.77	$4.77	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$992.16	$5.27	$1,000.00	$1,019.91	$5.35	1.05%
Small Company Value
Class 1	$1,000.00	$883.32	$4.70	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$882.30	$5.88	$1,000.00	$1,018.95	$6.31	1.24%
Mid-Cap Growth
Class 1	$1,000.00	$809.77	$3.65	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$809.02	$4.33	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$808.53	$4.79	$1,000.00	$1,019.91	$5.35	1.05%
Aggressive Growth
Class 1	$1,000.00	$806.22	$3.64	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$805.96	$4.32	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$805.57	$4.78	$1,000.00	$1,019.91	$5.35	1.05%
Growth Opportunities
Class 1	$1,000.00	$803.28	$3.59	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$803.01	$4.27	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$801.95	$4.72	$1,000.00	$1,019.96	$5.30	1.04%
SA Marsico Focused Growth@
Class 1	$1,000.00	$885.93	$4.28	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$885.79	$4.99	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$885.33	$5.51	$1,000.00	$1,019.36	$5.90	1.16%
Technology#
Class 1	$1,000.00	$941.06	$5.24	$1,000.00	$1,019.81	$5.45	1.07%
Class 2	$1,000.00	$941.91	$5.97	$1,000.00	$1,019.06	$6.21	1.22%
Class 3	$1,000.00	$941.18	$6.46	$1,000.00	$1,018.55	$6.72	1.32%
Small & Mid Cap Value
Class 1	$1,000.00	$865.89	$4.47	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$865.01	$5.17	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$864.70	$5.64	$1,000.00	$1,019.16	$6.11	1.20%
International Growth and Income#
Class 1	$1,000.00	$867.10	$4.42	$1,000.00	$1,020.47	$4.79	0.94%
Class 2	$1,000.00	$865.83	$5.13	$1,000.00	$1,019.71	$5.55	1.09%
Class 3	$1,000.00	$865.54	$5.60	$1,000.00	$1,019.21	$6.06	1.19%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2015	Ending Account Value Using Actual Return at January 31, 2016	Expenses Paid During the Six Months Ended January 31, 2016*	Beginning Account Value at August 1, 2015	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2016	Expenses Paid During the Six Months Ended January 31, 2016*	Annualized Expense Ratio*
Global Equities
Class 1	$1,000.00	$879.95	$3.55	$1,000.00	$1,021.42	$3.82	0.75%
Class 2	$1,000.00	$879.07	$4.26	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$879.13	$4.74	$1,000.00	$1,020.16	$5.09	1.00%
International Diversified Equities
Class 1	$1,000.00	$883.40	$4.23	$1,000.00	$1,020.72	$4.53	0.89%
Class 2	$1,000.00	$883.07	$4.94	$1,000.00	$1,019.96	$5.30	1.04%
Class 3	$1,000.00	$881.93	$5.41	$1,000.00	$1,019.46	$5.80	1.14%
Emerging Markets#
Class 1	$1,000.00	$845.95	$5.21	$1,000.00	$1,019.56	$5.70	1.12%
Class 2	$1,000.00	$846.09	$5.91	$1,000.00	$1,018.80	$6.46	1.27%
Class 3	$1,000.00	$844.21	$6.37	$1,000.00	$1,018.30	$6.97	1.37%
Foreign Value
Class 1	$1,000.00	$836.57	$3.84	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$835.85	$4.53	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$834.79	$4.99	$1,000.00	$1,019.76	$5.50	1.08%

@	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period, except for SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio, “Actual Return” Information which were multiplied by 7 days divided by 365 days). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2016” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/ Hypothetical Expenses Paid During the Period Ended January 31, 2016” and the “Annualized Expense Ratio” would have been lower.
+	Commencement of operations on January 25, 2016.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Brokerage/Investment	15.0%
Banks-Foreign-US Branches	12.6
Banks-Foreign	11.8
Asset Backed Commercial Paper/Fully Supported	11.0
Energy	9.6
Automobile	6.6
Asset Backed Commercial Paper/Auto	4.4
Diversified	4.1
Insurance	4.0
Asset Backed Commercial Paper/Diversified	3.9
Asset Backed Commercial Paper/Trade Receivables	3.6
Food & Beverage	3.5
Sovereigns/Supranational	2.7
Computers	2.4
Government-Related Entity	1.5
Banks-Domestic	1.1
Collateralized Commercial Paper/Repurchase Agreement Backed	0.9
Chemicals	0.9
Manufacturing	0.2
Student Loan	0.2
Higher Education	0.1
Municipal	0.0
Asset Backed/Structured Investment	0.0

100.1%

Credit Quality#†

P-1	98.4%
Aa1	0.1
Aa2	1.3
Aa3	0.1
Not rated@	0.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 25.0 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 88.1%
Asset-Backed Commercial Paper — 23.8%
Albion Capital Corp. 0.38% due 02/05/2016*	$1,250,000	$1,249,918
Albion Capital Corp. 0.42% due 02/16/2016*	564,000	563,893
Atlantic Asset Securitization LLC 0.30% due 02/01/2016*	10,000,000	9,999,671
Chariot Funding LLC 0.46% due 02/01/2016*	2,000,000	1,999,940
Charta Corp. 0.50% due 02/26/2016*	5,000,000	4,998,500
Ciesco LLC 0.49% due 02/16/2016*	8,300,000	8,298,672
Collateralized Commercial Paper Co. LLC 0.52% due 02/22/2016	3,000,000	2,999,100
Fairway Finance LLC FRS 0.60% due 02/11/2016*	665,000	664,967
Gotham Funding Corp. 0.51% due 03/22/2016*	5,473,000	5,468,567
Manhattan Asset Funding Co. LLC 0.46% due 02/22/2016*	5,000,000	4,998,500
Manhattan Asset Funding Co. LLC 0.50% due 02/03/2016*	1,000,000	999,940
Manhattan Asset Funding Co. LLC 0.53% due 03/11/2016*	1,650,000	1,649,026
Manhattan Asset Funding Co. LLC 0.64% due 04/25/2016*	2,000,000	1,996,940
MetLife Short Term Funding LLC 0.50% due 02/08/2016*	6,000,000	5,999,340
MetLife Short Term Funding LLC 0.50% due 03/22/2016*	5,000,000	4,996,150
Mont Blanc Capital Corp. 0.56% due 03/14/2016*	867,000	866,436
Old Line Funding LLC 0.37% due 02/25/2016*	5,000,000	4,998,450
Old Line Funding LLC 0.38% due 02/25/2016*	921,000	920,714
Regency Markets No. 1 LLC 0.37% due 02/04/2016*	1,757,000	1,756,877
Versailles Commercial Paper LLC 0.58% due 03/31/2016*	4,000,000	3,995,960
Victory Receivables Corp. 0.50% due 02/25/2016*	2,000,000	1,999,320
Working Capital Management Co. 0.37% due 02/01/2016*	647,000	646,981
Working Capital Management Co. 0.37% due 02/02/2016*	270,000	269,989
Working Capital Management Co. 0.37% due 02/03/2016*	362,000	361,978
Working Capital Management Co. 0.37% due 02/04/2016*	277,000	276,981
Working Capital Management Co. 0.50% due 03/04/2016*	441,000	440,797
Working Capital Management Co. 0.52% due 02/16/2016*	6,000,000	5,998,680

Total Asset-Backed Commercial Paper (cost $79,418,201)		79,416,287

Certificates of Deposit — 6.1%
Bank of Nova Scotia Houston FRS 0.60% due 02/11/2016	2,500,000	2,500,100

Security Description	Principal Amount	Value (Note 3)
Certificates of Deposit (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.43% due 02/25/2016	$1,250,000	$1,250,012
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY FRS 0.63% due 02/01/2016	3,000,000	3,000,000
Credit Agricole 0.48% due 03/01/2016	5,000,000	5,000,150
Credit Suisse NY 0.59% due 03/08/2016	713,000	713,093
HSBC Bank USA NA NY FRS 0.60% due 03/21/2016(8)	313,000	313,007
Rabobank Nederland NY 0.32% due 03/01/2016	346,000	345,990
Rabobank Nederland NY FRS 0.60% due 02/22/2016	2,000,000	1,999,760
Sumitomo Mitsui Banking Corp. NY FRS 0.64% due 03/01/2016	500,000	499,965
Sumitomo Mitsui Banking Corp. NY FRS 0.65% due 02/25/2016	1,000,000	999,860
Wells Fargo Bank NA FRS 0.58% due 02/01/2016	2,000,000	2,000,000
Wells Fargo Bank NA FRS 0.60% due 02/18/2016	1,500,000	1,499,985

Total Certificates of Deposit (cost $20,121,969)		20,121,922

Commercial Paper — 43.8%
American Honda Finance Corp. 0.45% due 03/18/2016	3,250,000	3,247,920
American Honda Finance Corp. 0.47% due 03/23/2016	946,000	945,291
American Honda Finance Corp. 0.48% due 03/22/2016	5,000,000	4,996,350
ASB Finance, Ltd. 0.42% due 02/22/2016*	902,000	901,784
BASF SE 0.49% due 03/29/2016*	3,000,000	2,997,840
BNZ International Funding, Ltd. 0.35% due 02/02/2016*	1,103,000	1,102,967
BPCE SA 0.60% due 03/31/2016*	5,000,000	4,996,250
Caisse Centrale Desjardins 0.50% due 02/11/2016*	1,018,000	1,017,868
Caisse Centrale Desjardins 0.58% due 03/28/2016*	907,000	906,365
Chevron Corp. 0.41% due 03/22/2016*	7,936,000	7,931,397
Chevron Corp. 0.49% due 04/27/2016*	5,000,000	4,994,450
Coca-Cola Co. 0.45% due 03/23/2016*	2,750,000	2,748,157
Coca-Cola Co. 0.45% due 03/28/2016*	5,000,000	4,996,100
Danaher Corp. 0.38% due 02/03/2016*	681,000	680,966
Exxon Mobil Corp. 0.45% due 02/22/2016	8,000,000	7,998,080
Exxon Mobil Corp. 0.47% due 03/14/2016	6,000,000	5,997,180
General Electric Co. 0.30% due 02/04/2016	3,000,000	2,999,850
General Electric Co. 0.44% due 03/30/2016	6,000,000	5,995,920

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
General Electric Co. 0.45% due 03/30/2016	$4,700,000	$4,696,804
IBM Corp. 0.42% due 03/21/2016*	3,000,000	2,998,230
IBM Corp. 0.45% due 03/28/2016*	5,000,000	4,996,350
JP Morgan Securities LLC FRS 0.62% due 02/09/2016*	2,000,000	1,999,920
JP Morgan Securities LLC FRS 0.63% due 02/29/2016	2,000,000	1,999,980
JPMorgan Securities LLC 0.50% due 03/08/2016	6,000,000	5,997,360
KFW 0.53% due 04/28/2016*	5,000,000	4,994,150
KFW 0.54% due 04/25/2016*	3,900,000	3,895,671
Mizuho Bank, Ltd. NY 0.57% due 04/08/2016*	6,000,000	5,993,520
NRW Bank 0.45% due 02/01/2016*	5,000,000	4,999,850
Philip Morris International, Inc. 0.46% due 03/03/2016*	4,000,000	3,998,480
Prudential Funding LLC 0.30% due 02/01/2016	13,200,000	13,199,670
Total Capital Canada, Ltd. 0.43% due 03/14/2016*	5,000,000	4,997,650
Toyota Credit Canada, Inc. 0.43% due 02/26/2016	613,000	612,816
Toyota Financial Services de Puerto Rico, Inc. 0.42% due 02/16/2016	579,000	578,896
Toyota Financial Services de Puerto Rico, Inc. 0.50% due 02/26/2016	3,000,000	2,999,100
Toyota Motor Credit Corp. 0.40% due 03/02/2016	1,632,000	1,631,412
Toyota Motor Credit Corp. 0.49% due 03/11/2016	2,500,000	2,498,800
Toyota Motor Credit Corp. FRS 0.60% due 02/23/2016	2,000,000	1,999,740
Toyota Motor Credit Corp. FRS 0.60% due 02/29/2016	2,500,000	2,499,600
Westpac Securities NZ, Ltd FRS 0.59% due 02/08/2016*	3,125,000	3,124,969

Total Commercial Paper (cost $146,165,781)		146,167,703

Corporate Notes — 0.1%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.13% due 03/24/2016*	311,000	311,206
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,564,444	38,980
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,749,958	56,999

Total Corporate Notes (cost $472,946)		407,185

Security Description	Principal Amount	Value (Note 3)
Municipal Bonds & Notes — 0.3%
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.38% due 12/01/2043(6)	$725,000	$725,000
North Hudson Sewerage Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.38% due 06/01/2044(6)	165,000	165,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.39% due 10/01/2022(6)	180,000	180,000

Total Municipal Bonds & Notes (cost $1,070,000)		1,070,000

Time Deposits — 14.0%
Australia New Zealand Bank 0.31% due 02/01/2016	5,504,000	5,504,000
Lloyds Banking Group PLC 0.28% due 02/01/2016	4,480,000	4,480,000
Skandinaviska Enskilda Banken AB 0.27% due 02/01/2016	6,352,000	6,352,000
Svenska Handelsbanken Grand Cayman 0.27% due 02/01/2016	15,000,000	15,000,000
Swedbank AB 0.27% due 02/01/2016	15,200,000	15,200,000

Total Time Deposits (cost $46,536,000)		46,536,000

Total Short-Term Investment Securities — 88.1% (cost $293,784,897)		293,719,097

REPURCHASE AGREEMENTS — 12.0%

Agreement with Credit Agricole, bearing interest at 0.36%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $20,000,600 collateralized by $2,762,725 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 3.50% due 09/01/2045, $1,526,755 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 4.00% due 12/01/2034, $4,245,448 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.00% due 07/01/2027, $3,611,875 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 10/01/2028, $3,617,500 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 01/01/2043, $6,385,984 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.00% due 03/01/2026, $1,572,200 of United States Treasury Notes, bearing interest at 0.50% due 11/30/2016, $2,863,100 of United States Treasury Notes, bearing interest at 1.13% due 05/31/2019, and having an approximate aggregate value of $20,400,612

	20,000,000	20,000,000

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS (continued)

Agreement with Royal Bank of Canada, bearing interest at 0.33%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $20,109,553 collateralized by $1,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 2.59% due 11/01/2045, $70,240,585 of Federal National Mtg. Assoc. Bonds, bearing interest at 2.61% due 01/01/2040, $1,770,106 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 12/01/2045, $7,250,762 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 01/01/2046, $2,597,124 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.50% due 11/01/2043, $60,124 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.87% due 09/01/2033, and having an approximate aggregate value of $20,511,745

	$20,109,000	$20,109,000

Total Repurchase Agreements — 12.0% (cost $40,109,000)		40,109,000

TOTAL INVESTMENTS (cost $333,893,897)(7)	100.1%	333,828,097
Liabilities in excess of other assets	(0.1)	(312,510)

NET ASSETS	100.0%	$333,515,587

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $152,097,306 representing 45.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $95,979 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non-payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2016, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.

LOC — Letter of Credit

FRS — Floating Rate Security

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities:
Corporate Notes	$—	$311,206	$95,979	$407,185
Other Short-Term Securities	—	293,311,912	—	293,311,912
Repurchase Agreements	—	40,109,000	—	40,109,000

Total Investments at Value	$—	$333,732,118	$95,979	$333,828,097

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

11

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.1%
Telephone-Integrated	3.1
Cable/Satellite TV	3.0
Pipelines	3.0
Real Estate Investment Trusts	3.0
Auto-Cars/Light Trucks	2.9
Diversified Financial Services	2.1
Banks-Commercial	2.1
Multimedia	2.1
Oil Companies-Integrated	2.0
Electric-Integrated	1.9
Oil Companies-Exploration & Production	1.9
Steel-Producers	1.7
Finance-Investment Banker/Broker	1.7
Time Deposits	1.7
Medical-Hospitals	1.6
Insurance-Life/Health	1.5
Insurance-Multi-line	1.4
Hotels/Motels	1.2
Medical-Drugs	1.2
Data Processing/Management	1.2
Cellular Telecom	1.2
Food-Misc./Diversified	1.1
Containers-Paper/Plastic	1.1
Banks-Super Regional	1.1
Banks-Fiduciary	1.0
Medical-Biomedical/Gene	1.0
Finance-Credit Card	1.0
Auto/Truck Parts & Equipment-Original	0.9
Aerospace/Defense	0.9
Broadcast Services/Program	0.9
Tobacco	0.9
Containers-Metal/Glass	0.9
Insurance-Mutual	0.8
Oil Refining & Marketing	0.8
Transport-Rail	0.8
Television	0.8
Rental Auto/Equipment	0.8
Investment Management/Advisor Services	0.7
Retail-Drug Store	0.7
Real Estate Operations & Development	0.7
Medical Products	0.7
Gas-Distribution	0.7
Casino Hotels	0.6
Building Products-Wood	0.6
Chemicals-Specialty	0.6
Enterprise Software/Service	0.6
Brewery	0.6
Coatings/Paint	0.6
Diversified Manufacturing Operations	0.6
Gold Mining	0.5
Medical-HMO	0.5
Electronic Components-Semiconductors	0.5
Radio	0.5
E-Commerce/Services	0.5
Finance-Auto Loans	0.5
Advertising Agencies	0.5
Retail-Auto Parts	0.4
Finance-Consumer Loans	0.4
Special Purpose Entities	0.4
Metal-Aluminum	0.4

Advertising Services	0.4%
Retail-Restaurants	0.4
Distribution/Wholesale	0.4
Diversified Operations	0.4
Electronic Measurement Instruments	0.4
Trucking/Leasing	0.4
Aerospace/Defense-Equipment	0.4
Building & Construction Products-Misc.	0.3
Machinery-Farming	0.3
Transport-Services	0.3
Commercial Services-Finance	0.3
Food-Meat Products	0.3
Retail-Bedding	0.3
Machinery-General Industrial	0.3
Consulting Services	0.3
Chemicals-Diversified	0.3
Independent Power Producers	0.3
E-Commerce/Products	0.3
Airlines	0.3
Finance-Leasing Companies	0.3
Beverages-Non-alcoholic	0.3
Electric Products-Misc.	0.3
Retail-Propane Distribution	0.3
Office Automation & Equipment	0.3
Publishing-Periodicals	0.3
Consumer Products-Misc.	0.3
Satellite Telecom	0.3
Advertising Sales	0.2
Oil & Gas Drilling	0.2
Beverages-Wine/Spirits	0.2
Electric-Generation	0.2
Toys	0.2
Food-Retail	0.2
Steel Pipe & Tube	0.2
Wire & Cable Products	0.2
Applications Software	0.2
Networking Products	0.2
Insurance Brokers	0.2
Finance-Mortgage Loan/Banker	0.2
Research & Development	0.2
Electric-Distribution	0.2
Finance-Other Services	0.2
Gambling (Non-Hotel)	0.2
SupraNational Banks	0.2
Computer Software	0.2
Semiconductor Equipment	0.2
Internet Security	0.2
Food-Wholesale/Distribution	0.2
Food-Baking	0.2
Schools	0.2
Cruise Lines	0.2
Retail-Building Products	0.2
Specified Purpose Acquisitions	0.2
Computers-Integrated Systems	0.2
Electronic Forms	0.2
Retail-Apparel/Shoe	0.2
Sovereign	0.2
Computer Services	0.2
Agricultural Chemicals	0.2
Food-Flour & Grain	0.2
Physicians Practice Management	0.2
Steel-Specialty	0.2

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (continued)

Printing-Commercial	0.2%
Municipal Bonds & Notes	0.2
Retail-Pet Food & Supplies	0.2
Paper & Related Products	0.2
Electronic Components-Misc.	0.2
Diagnostic Equipment	0.2
Telecommunication Equipment	0.2
Racetracks	0.2
Retail-Discount	0.2
Food-Catering	0.2
Telecom Services	0.2
Resorts/Theme Parks	0.1
Finance-Commercial	0.1
Forestry	0.1
Disposable Medical Products	0.1
Metal-Copper	0.1
Direct Marketing	0.1
Medical-Outpatient/Home Medical	0.1
Power Converter/Supply Equipment	0.1
Diversified Minerals	0.1
Theaters	0.1
Retail-Arts & Crafts	0.1
Home Decoration Products	0.1
Commercial Services	0.1
Retail-Leisure Products	0.1
Computers	0.1
Cosmetics & Toiletries	0.1
Computer Graphics	0.1
Retail-Automobile	0.1
Oil-Field Services	0.1
Human Resources	0.1
Health Care Cost Containment	0.1
Food-Canned	0.1
Medical-Generic Drugs	0.1
Computer Aided Design	0.1
Building-Heavy Construction	0.1
Rubber/Plastic Products	0.1
Travel Services	0.1
Transport-Air Freight	0.1
Security Services	0.1
Dialysis Centers	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Diversified	0.1
Non-Ferrous Metals	0.1
Instruments-Scientific	0.1
Energy-Alternate Sources	0.1
Casino Services	0.1
Decision Support Software	0.1
Vitamins & Nutrition Products	0.1
Machinery-Thermal Process	0.1
Retail-Perfume & Cosmetics	0.1
Food-Dairy Products	0.1
Textile-Home Furnishings	0.1
Auto-Heavy Duty Trucks	0.1
Engineering/R&D Services	0.1
Non-Hazardous Waste Disposal	0.1
Building & Construction-Misc.	0.1
Building-Residential/Commercial	0.1
Machine Tools & Related Products	0.1

99.0%

Credit Quality#†

Aaa	0.2%
Aa	0.8
A	17.5
Baa	46.9
Ba	11.4
B	13.6
Caa	7.8
Not Rated@	1.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES — 81.2%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,157,037
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	968,156
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	256,118
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,082,929
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,767,120

		8,231,360

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	650,000	650,000
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	765,000
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026*	300,000	309,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	350,000	363,563
Outfront Media Capital LLC Company Guar. Notes 5.25% due 02/15/2022	375,000	383,437
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	875,000	894,687
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	925,000	940,605

		4,306,292

Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,483,326
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,100,832
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,246,791
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	775,350

		9,606,299

Aerospace/Defense-Equipment — 0.3%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	500,000	467,450
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	560,625

Security Description	Principal Amount	Value (Note 3)

Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	$575,000	$563,500
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,150,000	1,124,125
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025*	975,000	937,219
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,020,000

		4,672,919

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,181,348

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,017,032
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,592,375
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,561,156

		5,170,563

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,100,000	1,023,000
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,075,000	1,118,000
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	2,150,000	2,150,000

		4,291,000

Auto-Cars/Light Trucks — 2.4%
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	4,984,915
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,714,574
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,052,800
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,739,927
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,629,671
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	565,948
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,615,060

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	$2,500,000	$2,620,908
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,905,000	1,778,211
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,250,000	1,999,172
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,641,127
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	923,273
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,194,420
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,493,890
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,543,155
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,390,796

		42,887,847

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,175,000	1,210,250

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,768,125
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	725,000	725,000
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,725,000	1,832,812
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,540,250
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	525,000	545,344
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	1,500,000	1,444,695
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	950,000	852,625
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	810,000
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	855,938

Security Description	Principal Amount	Value (Note 3)

Auto/Truck Parts & Equipment-Original (continued)
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	$175,000	$168,656
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,125,000	1,054,687

		11,598,132

Auto/Truck Parts & Equipment-Replacement — 0.0%
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019(1)(9)	1,700,000	476,000

Banks-Commercial — 2.0%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,768,983
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,253,758
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,472,704
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,098,736
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	624,609
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	1,475,000	1,523,852
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	258,750
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	502,075
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,455,265
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,523,351
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	2,880,140
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,685,183
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	813,550
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,802,800
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,781,523
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,334,567

		35,779,846

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	$6,750,000	$6,836,346
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,605,658
State Street Corp. Senior Notes 3.30% due 12/16/2024	3,485,000	3,585,354
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,825,015

		17,852,373

Banks-Super Regional — 1.1%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	598,917
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,692,861
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,343,794
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,615,552
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,108,276
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,605,200
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,936,483
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,340,385

		19,241,468

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	550,000	541,750

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	649,590
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,530,883

		2,180,473

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 11/15/2024	350,000	365,313

Brewery — 0.6%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	5,050,000	5,118,109

Security Description	Principal Amount	Value (Note 3)

Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	$3,270,000	$3,386,327
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,855,048

		10,359,484

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	66,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	3,000,000	2,778,750
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,124,220
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,023,750
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,045,000

		7,038,470

Building & Construction Products-Misc. — 0.3%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	1,150,000	1,173,000
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,250,000	1,300,000
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,100,000	2,168,250
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	625,000	633,594
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	925,000	952,750

		6,227,594

Building & Construction-Misc. — 0.1%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*(1)	1,225,000	980,000

Building Products-Wood — 0.6%
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,110,000
Masco Corp. Senior Notes 5.85% due 03/15/2017	5,250,000	5,415,375
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	799,350

		11,324,725

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 5.10% due 04/15/2042*	$1,790,000	$1,816,247

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	925,000	962,000

Cable/Satellite TV — 2.2%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	829,125
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	983,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,022,437
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	225,000	232,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.38% due 05/01/2025*	850,000	841,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	308,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 05/01/2027*	1,400,000	1,379,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,325,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	676,000
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,350,000	2,352,329
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	2,365,000	2,380,935
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	475,000	472,326
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,625,000	1,462,500
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,090,237
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	786,335

Security Description	Principal Amount	Value (Note 3)

Cable/Satellite TV — (continued)
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	$1,000,000	$899,155
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	765,192
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,500,000	1,534,246
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,370,509
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	3,500,000	3,673,796
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	435,000
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,094,281
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	868,969
Neptune Finco Corp. Senior Notes 6.63% due 10/15/2025*	875,000	907,813
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	875,000	925,313
Neptune Finco Corp. Senior Notes 10.88% due 10/15/2025*	2,425,000	2,564,437
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,332,821
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	1,000,000	795,781
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	2,983,013
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	702,842
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	565,939

		40,561,956

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,825,000	1,852,375
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	1,025,000	707,250
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	421,813

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	$650,000	$647,969
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	988,000
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,040,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,425,000	2,431,062
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	2,375,000	2,446,250

		11,535,219

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	550,000	559,625
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	811,000	837,357

		1,396,982

Cellular Telecom — 1.1%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	5,746,335
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	2,250,000	1,513,125
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	375,000	360,000
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	200,000	204,000
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,275,000	860,625
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,475,000	1,763,437
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,575,000	598,500
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	201,100
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	407,000
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	432,438

Security Description	Principal Amount	Value (Note 3)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	$575,000	$576,438
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	925,000	934,250
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,225,000	1,225,000
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,388,475
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	103,375
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,354,812
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	384,844
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,390,500

		19,444,254

Chemicals-Diversified — 0.3%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	925,000	894,937
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	826,500
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,511,289
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,300,000	1,007,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,088,000

		5,328,226

Chemicals-Plastics — 0.0%
Rohm & Haas Co. Company Guar. Notes 6.00% due 09/15/2017	402,000	427,547

Chemicals-Specialty — 0.6%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,431,800
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	1,890,548
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	1,650,000	1,569,562
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,675,000	1,486,563

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	$1,175,000	$1,010,500
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	3,025,000	2,374,625
Platform Specialty Products Corp. Senior Notes 10.38% due 05/01/2021*	200,000	186,500
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	325,000	326,625
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	925,000	920,375

		11,197,098

Coatings/Paint — 0.6%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,676,516
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,081,048
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,517,292
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,825,000	1,915,100
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	850,227
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,300,552

		10,340,735

Commercial Services — 0.1%
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	1,400,000	1,382,500
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	551,375
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	270,875

		2,204,750

Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	1,240,000	1,285,933
McGraw Hill Financial, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,160,309
McGraw Hill Financial, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,143,106

Security Description	Principal Amount	Value (Note 3)

Commercial Services-Finance (continued)
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	$900,000	$1,003,018

		5,592,366

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,824,199

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,969,500

Computer Services — 0.2%
HP Enterprise Co. Senior Notes 3.60% due 10/15/2020*	1,670,000	1,674,305
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022	725,000	725,000
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	812,472

		3,211,777

Computer Software — 0.2%
Italics Merger Sub, Inc. Senior Notes 7.13% due 07/15/2023*	2,400,000	2,148,000
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023*	1,525,000	1,578,375

		3,726,375

Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,293,528
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	775,316

		2,068,844

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,187,500
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	593,750
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	270,188
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	1,325,000	1,310,915

		3,362,353

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	245,988

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services (continued)
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	$2,068,000	$2,127,294
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	2,969,641

		5,342,923

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	2,625,000	2,559,375
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	150,000	155,625
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025*	1,250,000	1,281,250
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	600,000	624,000

		4,620,250

Containers-Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,368,000
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	650,000	673,361
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	1,875,000	1,926,562
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,400,000	1,980,000
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,825,000	1,806,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.00% due 01/15/2022*	200,000	192,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	900,000	839,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	450,000	441,563
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	950,000	935,750

		10,163,236

Containers-Paper/Plastic — 1.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,175,000	1,145,625
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,975,000	2,967,562
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*	550,000	561,000

Security Description	Principal Amount	Value (Note 3)

Containers-Paper/Plastic (continued)
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	$2,750,000	$2,733,838
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,297,323
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	931,594
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	326,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,050,000	2,052,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,925,000	2,727,562
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	711,477
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	777,448
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	875,000	881,011
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,075,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	480,938
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	400,000	408,000
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	855,027
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	450,000	479,650

		20,411,868

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,024,750

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,670,614
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,210,425
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	1,860,000	1,941,144

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	$1,250,000	$1,275,000
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	5,000,000	4,962,500
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	500,000	503,750
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	6,750,000	6,853,639

		21,417,072

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	360,938
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,031,062

		1,392,000

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	684,919

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	4,325,000	2,897,750

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	525,000	516,469
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	276,547
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	775,000	802,125

		1,595,141

Direct Marketing — 0.1%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,900,000	2,385,250

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,414,531

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,525,000	1,555,500
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	229,500

Security Description	Principal Amount	Value (Note 3)

Distribution/Wholesale (continued)
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023*	$450,000	$464,063
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	650,000	668,687
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	1,350,000	1,404,000
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,834,350

		7,156,100

Diversified Banking Institutions — 6.9%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	4,982,805
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,019,680
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	974,981
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,415,878
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,420,480
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,064,218
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,383,791
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	3,000,000	3,077,874
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,065,026
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,470,139
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,474,989
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,365,109
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,682,317
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,350,681
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	2,924,106
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,207,449

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	$1,000,000	$1,122,448
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,505,709
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,709,021
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,974,950
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,469,233
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,437,493
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,510,787
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,773,450
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	3,500,000	3,378,368
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,049,212
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,501,791
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,109,018
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,533,195
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,493,572
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,285,918
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	546,272
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,375,136

		124,655,096

Diversified Financial Services — 0.4%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	6,013,000	6,240,328
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	859,000	957,084

		7,197,412

Security Description	Principal Amount	Value (Note 3)

Diversified Manufacturing Operations — 0.5%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	$2,298,000	$1,666,050
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,775,739
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	904,039
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	1,995,611

		8,341,439

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	361,469

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	3,300,000	3,161,585
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	2,250,000	2,209,372
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,016,238
Match Group, Inc. Senior Notes 6.75% due 12/15/2022*	1,925,000	1,925,000

		8,312,195

Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	925,000	763,125

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,366,770
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,700,000	2,524,500

		4,891,270

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	492,205	504,136
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,211,785

		2,715,921

Electric-Integrated — 1.9%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,522,947
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,903,874

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	$1,145,000	$1,234,344
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	879,551
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,381,934
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	146,652
Exelon Corp. Senior Notes 3.95% due 06/15/2025*	1,500,000	1,502,329
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	4,756,249
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	409,884
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	626,608
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)(2)	18,970	18,970
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,089,843
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,500,604
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,095,721
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,031,320
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,156,580
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,592,495
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	630,484
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,281,139
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	754,858
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	890,107

		34,406,493

Security Description	Principal Amount	Value (Note 3)

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	$1,100,000	$1,065,579

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,175,000	728,500
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	475,000	294,500
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,475,870
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,265,831
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	729,000
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	345,313
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	475,000	375,250
Microsemi Corp. Company Guar. Notes 9.13% due 04/15/2023*	1,075,000	1,131,437
Qorvo, Inc. Company Guar. Notes 7.00% due 12/01/2025*	1,300,000	1,290,250

		8,635,951

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,328,764

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,160,352
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,635,610
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024	4,175,000	4,070,416

		6,866,378

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,325,000	1,056,687
TerraForm Power Operating LLC FRS Company Guar. Notes 6.13% due 06/15/2025*	525,000	405,563

		1,462,250

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,178,059

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	$2,325,000	$1,424,062
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	951,750
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(3)	1,075,000	612,750
Ensemble S Merger Sub, Inc. Senior Notes 9.00% due 09/30/2023*	1,800,000	1,678,500
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(3)	2,700,000	1,923,750
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	325,000	327,438
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	4,000,000	3,490,000

		10,408,250

Finance-Auto Loans — 0.5%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	296,625
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	320,938
Ally Financial, Inc. Company Guar. Notes 3.25% due 11/05/2018	500,000	490,000
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	219,656
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	525,000	512,531
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	200,000	197,000
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	750,000	731,250
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	200,000	200,000
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	583,500
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	707,434
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	836,344
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	700,000	698,250

Security Description	Principal Amount	Value (Note 3)

Finance-Auto Loans (continued)
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	$1,475,000	$1,530,312
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	860,000	967,500

		8,291,340

Finance-Commercial — 0.1%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(1)	2,400,000	2,653,056

Finance-Consumer Loans — 0.4%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	7,178,000	8,096,303

Finance-Credit Card — 1.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	4,750,000	4,732,919
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,651,552
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,959,328
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,279,211
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,610,000	1,636,715

		17,259,725

Finance-Investment Banker/Broker — 1.5%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,190,112
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,084,164
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	5,715,000	6,442,445
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	1,905,000	2,189,064
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,222,147
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,416,561
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,186,469
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,536,142
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	864,143

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	$2,650,000	$2,747,719

		26,878,966

Finance-Mortgage Loan/Banker — 0.2%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,100,000	1,141,250
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,000,000	2,816,250

		3,957,500

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,439,712
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,406,098

		3,845,810

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	239,375

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020(1)	1,375,000	883,438

Food-Canned — 0.1%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	1,650,000	1,645,875
TreeHouse Foods, Inc. Senior Notes 6.00% due 02/15/2024*	225,000	231,469

		1,877,344

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024*	550,000	567,875
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	2,100,000	2,178,802

		2,746,677

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	1,225,000	1,261,750

Food-Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,000,000	1,065,000
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,096,250

		3,161,250

Security Description	Principal Amount	Value (Note 3)
Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	$550,000	$578,187
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	761,250
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,527,000
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,341,129
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,305,891

		5,513,457

Food-Misc./Diversified — 0.8%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,350,000	2,156,125
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,585,448
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	3,405,000	3,490,057
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,830,000	1,924,598
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	2,942,565
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,126,998
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 5.88% due 01/15/2024*	650,000	672,750

		14,898,541

Food-Retail — 0.2%
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,196,207
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,182,859

		4,379,066

Food-Wholesale/Distribution — 0.2%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,650,000	3,631,750

Forestry — 0.1%
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,339,168
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,297,047

		2,636,215

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.2%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	$575,000	$598,000
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,300,000	1,277,250
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	1,375,000	1,457,500
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	425,000	463,250

		3,796,000

Gas-Distribution — 0.7%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	270,293
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,228,340
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,967,822
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	2,972,412
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,303,697
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,269,290

		12,011,854

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	610,443

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	1,925,000	1,886,500

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	2,150,000	2,209,125

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.63% due 10/15/2023*	675,000	688,500

Hotels/Motels — 1.2%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,538,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,343,295
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,224,539

Security Description	Principal Amount	Value (Note 3)

Hotels/Motels (continued)
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	$4,550,000	$4,644,071
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,171,559
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,017,149
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,111,780
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	655,538
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	11,368

		21,717,299

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	1,850,000	1,933,250

Independent Power Producers — 0.3%
Calpine Corp. Senior Notes 5.38% due 01/15/2023	200,000	182,000
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	1,999,719
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	333,125
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	259,688
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,335,812
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	800,000	662,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	550,000	555,500

		5,327,844

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,485,864

Insurance Brokers — 0.2%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(3)	1,250,000	1,062,500
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,925,000	2,566,687
HUB International, Ltd. Sec. Notes 9.25% due 02/15/2021*	350,000	357,875

		3,987,062

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	$5,900,000	$6,132,619
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,332,177
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,984,501
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,761,424
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,283,243
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,714,559
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,883,454
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	994,689
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,589,662
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,101,042

		26,777,370

Insurance-Multi-line — 1.0%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	2,165,000	2,433,047
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	637,034
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	420,707
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	932,738
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,701,303
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,829,272
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,140,698
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,242,698

		18,337,497

Insurance-Mutual — 0.8%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,671,380

Security Description	Principal Amount	Value (Note 3)

Insurance-Mutual (continued)
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$3,120,000	$2,959,922
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	735,381
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	626,696
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	4,954,040
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	544,634
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,171,705
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,533,353

		15,197,111

Internet Security — 0.2%
Blue Coat Holdings, Inc. Senior Notes 8.38% due 06/01/2023*	2,350,000	2,373,500
VeriSign, Inc. Senior Notes 4.63% due 05/01/2023	1,175,000	1,151,500
VeriSign, Inc. Senior Note 5.25% due 04/01/2025	150,000	148,368

		3,673,368

Investment Management/Advisor Services — 0.7%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,532,430
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,130,137
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	307,561
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,426,001
FMR LLC Notes 7.49% due 06/15/2019*	400,000	466,499
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,999,324
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	977,063
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	375,000	390,938

		12,229,953

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Machine Tools & Related Products — 0.1%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	$1,050,000	$929,250

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	5,250,000	5,765,455

Machinery-General Industrial — 0.3%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,286,250
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	1,010,000	1,019,885
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	324,134
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	2,650,000	2,756,000

		5,386,269

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	1,375,000	1,292,500

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	759,385

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,662,437
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	871,420
Hill-Rom Holdings, Inc. Senior Notes 5.75% due 09/01/2023*	825,000	840,469
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,989,668
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	900,000
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,563,724
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	666,321

		8,494,039

Medical-Biomedical/Gene — 1.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	350,000	317,625
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,584,020

Security Description	Principal Amount	Value (Note 3)

Medical-Biomedical/Gene (continued)
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	$3,180,000	$3,256,037
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,624,656
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	3,620,580
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,110,000	2,155,384
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,890,696

		17,448,998

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,707,879
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,408,667
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,737,279
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	741,480
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.88% due 01/15/2023*	300,000	297,750

		10,893,055

Medical-HMO — 0.5%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	3,600,000	3,604,500
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	1,023,314
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,372,746
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,654,953
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	857,670

		9,513,183

Medical-Hospitals — 1.6%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	769,188
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,950,000	3,574,750
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	870,375
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	900,000	902,250

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	$2,700,000	$2,733,750
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,563,125
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,174,187
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	616,688
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	925,000	943,500
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	882,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	1,750,000	1,942,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,300,000	2,156,250
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	648,438
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,550,000	1,573,250
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,109,531
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,298,500
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,341,250
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	2,925,000	2,932,312

		28,031,844

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,350,000	2,358,812

Metal Processors & Fabrication — 0.0%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 10.50% due 06/15/2019*(1)(10)	675,000	256,500

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,250,000	1,025,000
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	1,970,298

Security Description	Principal Amount	Value (Note 3)

Metal-Aluminum (continued)
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	$1,470,000	$1,496,842
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,095,313

		7,587,453

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,597,494
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	800,342

		2,397,836

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,650,000	1,592,250

Multimedia — 1.8%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,993,192
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,009,559
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	2,000,000	1,991,122
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,000,997
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,265,018
21st Century Fox America, Inc. Company Guar. Notes 8.00% due 10/17/2016	650,000	679,182
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,744,612
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,235,917
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,374,672
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,377,971
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	2,615,000	2,357,098
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,573,539
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	1,570,000	1,663,332
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,602,056

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	$2,725,000	$2,609,738
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,623,286
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,826,897

		31,928,188

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,104,738

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	400,000	404,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,237,333
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	630,750
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	671,156
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	823,436

		4,766,675

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	1,634,061
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	561,710
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,132,365
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,325,000	834,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	300,000	219,000

		4,381,886

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	3,691,367
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	550,000	463,375
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	614,437

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	$200,000	$166,000
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	940,625
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,250,000	247,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	1,000,000	747,500
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	475,000	77,188
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	1,675,000	318,250
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	227,094
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,575,000	1,224,562
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	575,000	109,250
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	136,500
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	700,000	192,500
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	750,000	198,750
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	177,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	333,750
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024	150,000	8,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	850,000	48,875
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	375,000	131,250
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	87,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	1,000,000	425,000

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	$150,000	$120,000
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,475,000	1,298,000
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	1,000,000	630,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	1,424,112
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,092,325
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	700,000	497,000
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	216,000
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	259,875
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,600,000	328,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	850,000	106,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	300,000	40,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	175,000	19,691
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	69,000
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	250,000	201,250
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	950,000	795,625
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,925,000	1,078,000
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	510,000
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	775,000	449,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	71,250

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Exploration & Production (continued)
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	$250,000	$237,500
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025*	698,000	565,380
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	682,500
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,525,000	1,155,187
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	175,000	134,313
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	225,000	200,250
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	650,000	578,500
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	8,250
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	2,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	450,000	241,875
SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	280,875
SM Energy Co. Senior Notes 6.50% due 01/01/2023	500,000	288,750
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	298,125
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	325,000	203,937
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,850,000	1,156,250

		27,806,093

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,507,237
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	3,043,060
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	589,007
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	849,186

		5,988,490

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	$1,625,000	$1,576,250
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,635,380
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	670,038
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,545,873
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,363,000
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	812,484
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,661,404
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,190,281

		14,454,710

Oil-Field Services — 0.1%
Western Refining Logistics LP/WNRL Finance Corp. Company Guar. Notes 7.50% due 02/15/2023	1,500,000	1,365,000

Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	665,000
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,106,875
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,154,181
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(4)(5)(6)	250,000	25

		2,926,081

Physicians Practice Management — 0.2%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	2,875,000	2,824,687
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	325,000	333,125

		3,157,812

Pipelines — 2.8%
Access Midstream Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	375,000	281,177

Security Description	Principal Amount	Value (Note 3)

Pipelines (continued)
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023(1)	$375,000	$277,031
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025*	2,065,000	1,862,657
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	1,260,000	1,036,679
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	237,656
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	1,000,000	602,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	1,375,000	835,312
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	4,525,000	3,529,500
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	3,611,641
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	3,013,000	2,063,754
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,007,933
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	753,354
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,320,301
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	1,675,000	1,591,250
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,029,246
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	1,991,909
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	457,984
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	2,328,783
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	1,425,000	1,310,340
MPLX LP Company Guar. Notes 4.50% due 07/15/2023*	375,000	293,651

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Company Guar. Notes 4.88% due 12/01/2024*	$1,050,000	$819,503
MPLX LP Company Guar. Notes 4.88% due 06/01/2025*	825,000	644,365
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	525,000	419,952
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	1,000,000	840,297
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	251,782
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,325,000	1,395,000
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	775,000	418,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,850,000	2,607,750
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	350,000	307,125
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	875,000	752,500
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	875,000	806,094
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,161,604
Targa Resources Partners LP/Targa Resources Partners Finance Corp. FRS Company Guar. Notes 4.25% due 11/15/2023	550,000	401,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019*	75,000	69,656
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	646,000	600,780
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	610,875
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,365,085
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	1,847,694

Security Description	Principal Amount	Value (Note 3)

Pipelines (continued)
Williams Partners LP Senior Notes 5.25% due 03/15/2020	$2,720,000	$2,265,706
Williams Partners LP/ACMP Finance Corp. Senior Notes 4.88% due 05/15/2023	800,000	607,884
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	525,000	428,074

		51,044,384

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,355,517

Printing-Commercial — 0.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,736,875
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,363,500

		3,100,375

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,625,000	1,576,250
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	2,700,000	2,723,625
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	400,000	351,000

		4,650,875

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	800,625

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	725,000	694,188
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	2,225,000	2,152,687

		2,846,875

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	700,000	270,375
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	1,100,000	1,122,000
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	1,050,000	939,750

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Radio (continued)
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*	$1,325,000	$1,046,750
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,100,000	1,078,000
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,306,500
Sirius XM Radio, Inc. Company Guar. Notes 5.88% due 10/01/2020*	600,000	625,500
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,257,000
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	1,325,000	1,228,937

		8,874,812

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	1,000,000	996,128
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,115,580
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,174,913
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,107,077
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	938,742
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,563,692
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,446,733
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,348,609
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,515,420
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,865,181
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	963,418
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,589,413
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	209,589
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,979,945

Security Description	Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	$2,300,000	$2,277,306
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,733,951
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	700,000	745,500
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	495,615
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,389,240
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,193,485
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	875,000	871,719
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,002,198
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,132,283
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,015,522
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	508,833
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	771,935
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	4,354,349
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,894,432

		52,200,808

Real Estate Operations & Development — 0.7%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	2,270,000	2,272,853
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,219,102
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,498,621
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,305,697
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	250,000	270,371

		12,566,644

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Regional Authority — 0.0%
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	$735,000	$742,350

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	697,697
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,398,815
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,216,693
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	550,000	541,475
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,625,000	1,580,312
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	525,000	525,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/2021	115,000	119,888
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	450,000	436,500
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,700,000	1,517,250
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	450,000	415,125
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	240,625
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	77,250
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	77,156

		13,843,786

Research & Development — 0.2%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	4,000,000	3,940,000

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	589,375
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024	425,000	427,125

Security Description	Principal Amount	Value (Note 3)

Resorts/Theme Parks (continued)
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012*(1)(4)	$475,000	$0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,705,652

		2,722,152

Retail-Apparel/Shoe — 0.2%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	967,275
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	345,312
L Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	561,250
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,425,000	1,382,250

		3,256,087

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,150,000	2,214,500

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	875,451
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,841,721
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,420,592
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	820,612
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,140,932

		8,099,308

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,956,167

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,790,000	2,397,829
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,975,000	3,049,375

		5,447,204

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	2,025,000	1,690,875

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	$1,510,000	$1,868,722

		3,559,597

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	2,010,000	2,054,650
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	700,000	737,625

		2,792,275

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,122,661
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,600,471
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	1,785,000	1,844,960
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	2,240,000	2,359,067
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,359,214
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	467,557	514,597
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	1,925,000	2,030,875

		12,831,845

Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC Senior Notes 8.13% due 03/15/2019*	150,000	120,750
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(3)	800,000	504,000

		624,750

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	2,225,000	2,158,250

Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	475,000	356,250
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(3)	850,000	539,750

		896,000

Security Description	Principal Amount	Value (Note 3)

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	$125,000	$128,125
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	800,000	826,000
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	313,125

		1,267,250

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	1,025,000	1,053,700
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(3)	1,850,000	1,884,780

		2,938,480

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,675,000	1,321,156
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	748,125
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023*	525,000	399,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	1,050,000	874,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	207,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,291,000	1,265,180

		4,815,086

Retail-Restaurants — 0.2%
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,250,000	1,282,812
Yum! Brands, Inc. Senior Notes 3.88% due 11/01/2023	2,175,000	1,892,250

		3,175,062

Retail-Sporting Goods — 0.0%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023*	775,000	788,563

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	775,000	792,438

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	$2,425,000	$1,788,437

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,561,354
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,006,617

		3,567,971

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,950,000	1,979,250

Special Purpose Entities — 0.4%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	786,319	899,211
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,590,000	1,711,110
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	5,076,638

		7,686,959

Specified Purpose Acquisitions — 0.2%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	3,400,000	3,425,500

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	447,297
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,234,747
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,653,902

		4,335,946

Steel-Producers — 1.2%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,830,820
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,657,777
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,348,198
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	325,000	303,063
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	450,000	408,375

Security Description	Principal Amount	Value (Note 3)

Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	$1,200,000	$1,083,000
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	325,000	314,438
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,123,997
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,113,913

		22,183,581

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,195,560
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	2,325,000	1,929,750

		3,125,310

Telecom Services — 0.1%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	1,425,000	1,467,750

Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(3)	675,000	688,500
CommScope Technologies Finance LLC Senior Notes 6.00% due 06/15/2025*	1,300,000	1,264,250
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	950,000	914,375

		2,867,125

Telephone-Integrated — 2.5%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,955,568
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	3,600,000	3,448,897
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	3,485,000	3,090,094
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	3,897,520
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,250,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	715,500
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024*	600,000	606,000
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 05/01/2025	1,450,000	1,459,063

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	$100,000	$104,750
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	131,250
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	3,475,000	2,289,156
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	3,001,000	2,926,323
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	9,390,000	10,388,157
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	9,981,749

		45,244,027

Television — 0.8%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	825,000	874,500
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,308,719
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	800,000	804,000
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,425,000	1,503,375
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,675,000	1,727,344
LIN Television Corp. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,083,063
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	3,025,000	2,941,812
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	150,000	150,750
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	325,000	340,438
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022*	2,275,000	2,269,312

		14,003,313

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021	1,250,000	1,231,250

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	452,250
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	156,375

Security Description	Principal Amount	Value (Note 3)

Theaters (continued)
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	$1,675,000	$1,616,375

		2,225,000

Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	2,385,000	2,524,845
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	276,592
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	3,660,000	3,882,513
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	3,700,000	4,103,714
Reynolds American, Inc. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,167,110
Reynolds American, Inc. Company Guar. Notes 7.00% due 08/04/2041	810,000	941,628

		12,896,402

Toys — 0.2%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,130,668
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,360,837

		4,491,505

Transport-Air Freight — 0.1%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,694,000

Transport-Rail — 0.6%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	141,103	156,824
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,900,952
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,034,122
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,512,411
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023*	1,935,000	1,877,111
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,273,005
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	486,215

		10,240,640

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.3%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	$1,570,000	$1,576,594
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,329,060
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	1,999,434
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	813,764

		5,718,852

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.25% due 11/15/2023*	475,000	470,250
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	1,225,000	1,231,125

		1,701,375

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,371,159
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,097,586

		6,468,745

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	1,270,000	1,301,944

Wire & Cable Products — 0.2%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	600,000	585,000
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023*	175,000	171,500
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,104,562
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	950,000	852,625
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,675,000	1,599,625

		4,313,312

Total U.S. Corporate Bonds & Notes (cost $1,501,696,497)		1,467,516,739

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES — 15.0%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	$825,000	$812,625

Advertising Services — 0.4%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,288,295
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,378,052
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,726,634

		7,392,981

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	2,813,662
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,685,125

		6,498,787

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,250,000	856,250

Auto-Cars/Light Trucks — 0.5%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	385,320
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,834,107
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,908,079
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,140,632

		9,268,138

Auto/Truck Parts & Equipment-Original — 0.3%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	1,375,000	1,127,500
Schaeffler Finance BV Senior Sec. Notes 4.25% due 05/15/2021*	1,075,000	1,066,937
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	375,000
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2023*	525,000	509,250
Schaeffler Holding Finance BV Senior Sec. Notes 6.75% due 11/15/2022*(3)	1,700,000	1,776,500
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(3)	900,000	924,750

		5,779,937

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	$1,900,000	$1,893,639

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,846,708

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,107,052
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,060,227

		4,167,279

Broadcast Services/Program — 0.5%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	704,834
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,047,482

		8,752,316

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	475,000	486,875

Cable/Satellite TV — 0.8%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	200,000	196,500
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	1,869,000
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	1,650,000	1,538,625
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,847,056
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,477,500
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	780,000
Unitymedia GmbH Senior Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,649,700
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	725,000	723,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,071,719
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	412,875

		14,566,163

Security Description	Principal Amount	Value (Note 3)

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	$2,350,000	$1,900,856

Containers-Metal/Glass — 0.3%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	2,700,000	2,706,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,150,000	1,037,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	193,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	615,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	104,504

		4,658,504

Cruise Lines — 0.2%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,560,812

Diversified Financial Services — 1.7%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	12,273,000	12,278,682
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	2,434,000	2,442,916
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	15,653,000	16,095,150

		30,816,748

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	1,835,000
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	394,500

		2,229,500

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,850,000	1,826,875
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,575,961
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,326,162
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	800,000	822,000

		6,550,998

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019	$3,760,000	$3,715,429
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	1,620,000	1,564,181

		5,279,610

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,214,420

Electric-Integrated — 0.0%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	627,547

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	1,935,000	1,857,600

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	357,000

Electronic Security Devices — 0.0%
Allegion PLC Company Guar. Notes 5.88% due 09/15/2023	225,000	232,313

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,876,460

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	1,450,000	1,428,250
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 07/01/2022	3,775,000	3,671,187

		5,099,437

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,272,969
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,322,196

		3,595,165

Food-Misc./Diversified — 0.3%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,950,820

Gold Mining — 0.5%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	499,100

Security Description	Principal Amount	Value (Note 3)

Gold Mining (continued)
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	$750,000	$519,375
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,245,000
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,012,969
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	1,968,892

		9,245,336

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,351,400

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	812,360

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,279,562
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	225,000	215,438
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,575,000	1,401,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	679,688

		3,576,438

Medical-Drugs — 0.6%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,475,000	1,482,375
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,407,358
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	2,050,000	2,080,955
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	353,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	600,000	546,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,163,500

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	$2,025,000	$1,819,969
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	1,950,000	1,934,156

		10,787,313

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	966,678
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	903,012

		1,869,690

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,551,677

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,049,562
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,813,968

		4,863,530

Networking Products — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,170,316

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,511,838

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	506,100

Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	1,679,725
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	3,544,699
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,861,620
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017(1)(4)	75,000	2

		7,086,046

Oil Companies-Integrated — 1.7%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,532,889

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	$5,100,000	$5,513,238
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,455,242
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,125,274
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,039,000
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,330,754
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	520,053
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	6,955,112
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,628,000
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,347,162

		30,446,724

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	500,000	647,620

Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	83,250
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	492,000

		575,250

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	2,955,509

Retail-Restaurants — 0.2%
1011778 B.C. ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	875,000	879,375
1011778 B.C. ULC/New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	3,125,000	3,261,719

		4,141,094

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	917,125
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,750,000	1,780,625

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	$1,425,000	$1,218,375
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	850,000	369,750
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	257,813

		4,543,688

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,075,000	1,618,500

Seismic Data Collection — 0.0%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	675,000	253,125

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	725,000	697,813
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	1,000,000	1,020,000

		1,717,813

Steel-Producers — 0.5%
ArcelorMittal Senior Notes 5.50% due 02/25/2017	1,650,000	1,612,875
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,296,750
ArcelorMittal Senior Notes 6.13% due 06/01/2025	2,150,000	1,558,750
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	2,766,750
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,142,603

		9,377,728

SupraNational Banks — 0.2%
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	900,075
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,188,000
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,675,369

		3,763,444

Security Description	Principal Amount	Value (Note 3)

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	$375,000	$326,719
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	900,000	891,000

		1,217,719

Telephone-Integrated — 0.6%
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	1,275,000	1,306,875
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,238,130
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,584,201
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,781,733
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,857,569
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	594,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	352,625

		10,715,133

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	2,625,000	2,732,423

Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,772,905

Total Foreign Corporate Bonds & Notes (cost $279,363,931)		270,940,207

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds 0.00% due 01/15/2021 (cost $433,094)	640,000	585,389

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	2,962,925

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	857,138
State of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,398,693

Total Foreign Government Obligations (cost $3,035,546)		3,255,831

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(1)(4)	9,354	$6,361
Lone Pine Resources, Inc.†(1)(4)	9,354	47

Total Common Stocks (cost $72,855)		6,408

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)(4)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,240,000

Total Preferred Securities (cost $2,274,140)		1,240,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	2,932,863

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	1,704,000

Electric-Generation — 0.2%
Electricite de France SA VRS 5.63% due 01/22/2024*(7)	5,000,000	4,520,000

Security Description	Principal Amount	Value (Note 3)
Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	$900,000	$1,381,950
USF&G Capital III 8.31% due 07/01/2046*	250,000	373,180

		1,755,130

Total Preferred Securities/Capital Securities (cost $10,968,738)		10,911,993

Total Long-Term Investment Securities (cost $1,801,364,801)		1,757,419,792

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $30,205,000)	30,205,000	30,205,000

TOTAL INVESTMENTS (cost $1,831,569,801) (8)	99.0%	1,787,624,792
Other assets less liabilities	1.0	18,525,747

NET ASSETS	100.0%	$1,806,150,539

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $484,498,229 representing 26.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $7,732,703 representing 0.4% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
U.S. Corporate Bonds & Notes
FPL Energy National Wind Portfolio LLC
6.13% due 03/25/2019	6/19/2005	$2,586	$2,586
	5/27/2009	16,384	15,122

		$18,970	$17,708	$18,970	$100.00	0.00%

(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Security in default of interest and principal at maturity.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	See Note 4 for cost of investments on a tax basis.
(9)	Subsequent to January 31, 2016, security is in default of interest.
(10)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest the form of additional securities at the coupon rate listed.

44

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
200	Short	U.S. Treasury 10 Year Notes	March 2016	$25,221,425	$25,915,625	$(694,200)
75	Long	U.S. Treasury Long Bonds	March 2016	11,435,325	12,077,344	642,019

						$(52,181)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$2,926,056	$25	$2,926,081
Resorts/Theme Parks	—	2,722,152	0	2,722,152
Other Industries	—	1,461,868,506	—	1,461,868,506
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	7,086,044	2	7,086,046
Other Industries	—	263,854,161	—	263,854,161
U.S. Government Agencies	—	585,389	—	585,389
Municipal Bonds & Notes	—	2,962,925	—	2,962,925
Foreign Government Obligations	—	3,255,831	—	3,255,831
Common Stocks	—	—	6,408	6,408
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,240,000	—	—	1,240,000
Preferred Securities/Capital Securities	—	10,911,993	—	10,911,993
Short-Term Investment Securities	—	30,205,000	—	30,205,000

Total Investments at Value	$1,240,000	$1,786,378,057	$6,735	$1,787,624,792

Other Financial Instruments:+
Futures Contracts	$642,019	$—	$—	$642,019

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$694,200	$—	$—	$694,200

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.
See Notes to Financial Statements

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Sovereign	50.2%
United States Treasury Notes	13.7
Diversified Financial Services	9.6
Banks-Special Purpose	4.3
United States Treasury Bonds	3.2
Banks-Commercial	2.1
Federal National Mtg. Assoc.	2.1
Sovereign Agency	2.0
Tobacco	1.2
Registered Investment Companies	1.0
Telephone-Integrated	1.0
Foreign Government Obligations	1.0
Federal Home Loan Mtg. Corp.	0.8
Brewery	0.6
Electric-Integrated	0.5
Multimedia	0.5
Federal Home Loan Bank	0.5
Finance-Consumer Loans	0.4
SupraNational Banks	0.4
Real Estate Investment Trusts	0.4
Medical-Drugs	0.3
Food-Misc./Diversified	0.3
Insurance-Life/Health	0.3
Diversified Banking Institutions	0.2
Winding-Up Agency	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Finance-Credit Card	0.1
Medical-Generic Drugs	0.1
Satellite Telecom	0.1
Medical-Hospitals	0.1
Engineering/R&D Services	0.1
Electric-Generation	0.1
Banks-Money Center	0.1
Collateralized Mortgage Obligation - Mezzanine	0.1
Cellular Telecom	0.1

98.1%

Country Allocation*

United States	29.8%
Japan	20.9
Italy	10.0
United Kingdom	7.7
Germany	6.0
Spain	5.7
France	5.3
Cayman Islands	4.7
Netherlands	2.4
Canada	1.3
Belgium	1.2
Australia	0.8
Denmark	0.5
SupraNational	0.4
Brazil	0.3
Dominican Republic	0.3
Luxembourg	0.2
Mexico	0.3
Venezuela	0.1
Indonesia	0.1
Israel	0.1

98.1%

Credit Quality#†

Aaa	35.1%
Aa	13.2
A	22.6
Baa	19.1
Ba	0.6
B	0.3
Caa	0.3
Ca	0.4
Not Rated@	8.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description			Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES — 9.6%
Cayman Islands — 4.7%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.98% due 11/01/2018*(1)	$		1,269,061	$1,251,548
Acis CLO, Ltd. URS Series 2013-2A, Class ACOM 1.02% due 10/14/2022*(1)			2,359,483	2,292,474
Acis CLO, Ltd. FRS Series 2013-2A, Class A 1.12% due 10/14/2022*(1)			323,712	319,148
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.54% due 04/18/2024*(1)			2,450,000	2,339,015
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.60% due 02/01/2022*(1)			912,444	896,294
Duane Street CLO IV, Ltd. FRS Series 2007-4A, Class A1R 0.62% due 11/14/2021*(1)			2,424,267	2,389,842
OCP CLO, Ltd. URS Series 2014-5A, Class ACOM 4.45% due 04/26/2026*(1)			2,700,000	2,589,030
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.57% due 11/22/2023*(1)			2,150,000	2,108,935
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.68% due 04/17/2025*(1)			1,600,000	1,548,320
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.54% due 03/20/2025*(1)			2,900,000	2,778,200
Red River CLO, Ltd. FRS Series 1X, Class A 0.60% due 07/27/2018(1)			378,120	374,263
Red River CLO, Ltd. FRS Series 2015-1A, Class A 0.60% due 07/27/2018*(1)			130,386	129,056
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class ACOM 1.66% due 07/15/2026*(1)			1,400,000	1,333,500
Trinitas CLO, Ltd. URS Series 2014-1A, Class A1 2.15% due 04/15/2026*(1)			2,200,000	2,177,120
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.52% due 04/15/2026*(1)			550,000	517,055

				23,043,800

United Kingdom — 1.3%
Aire Valley Mtgs. PLC FRS Series 2005-1X, Class 2A2 0.23% due 09/20/2066(2)		EUR	424,407	447,148
Aire Valley Mtgs. PLC FRS Series 2006-1A, Class 1A 0.79% due 09/20/2066*(2)			1,370,484	1,310,775
Aire Valley Mtgs. PLC FRS Series 2007-1A, Class 2A1 0.81% due 09/20/2066*(2)			1,093,372	1,046,275
EMF-UK PLC FRS Series 2008-1X, Class A1A 1.56% due 03/13/2046(2)		GBP	440,829	602,466
Eurosail PLC FRS Series 2007-PR1X, Class A1 0.98% due 09/13/2045(2)		GBP	1,413,492	1,855,355

Security Description		Principal Amount**	Value (Note 3)
United Kingdom (continued)
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.13% due 09/21/2038(2)	EUR	42,655	$48,833
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.83% due 09/21/2038(2)		597,170	630,318
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.15% due 12/21/2037(2)	EUR	135,295	157,211
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.87% due 12/21/2037(2)	GBP	81,177	123,998
Thrones PLC FRS Series 2013-1, Class A 2.09% due 07/20/2044(2)	GBP	218,913	311,127

			6,533,506

United States — 3.6%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 1.42% due 02/25/2043*		858,730	847,853
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.64% due 03/20/2046(2)		772,117	579,925
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.70% due 02/25/2036(2)		813,342	664,124
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.66% due 04/25/2037		750,000	427,276
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.67% due 06/25/2047(2)		748,392	502,412
Scholar Funding Trust FRS Series 2010-A, Class A 1.37% due 10/28/2041*		944,285	920,355
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 1.18% due 11/20/2034(2)		82,342	78,480
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.62% due 12/15/2032*		2,117,259	1,933,003
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.68% due 07/25/2022		2,100,000	1,961,954
SLM Student Loan Trust FRS Series 2007-1, Class A5 0.71% due 01/26/2026		1,350,000	1,291,700
SLM Student Loan Trust FRS Series 2005-4, Class A3 0.74% due 01/25/2027		1,930,594	1,823,263
SLM Student Loan Trust FRS Series 2008-2, Class A3 1.37% due 04/25/2023		508,102	488,722
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.27% due 07/25/2022		1,050,000	1,051,330

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description			Principal Amount**	Value (Note 3)
ASSET BACKED SECURITIES (continued)
United States (continued)
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.32% due 07/25/2023	$		2,450,000	$2,465,354
SunTrust Student Loan Trust FRS Series 2006-1A, Class A4 0.81% due 10/28/2037*			2,150,000	1,975,546
Washington Mutual Mtg. Pass-Through Certs. FRS Series-AR5 Class 4A 1.28% due 06/25/2046(2)			491,572	338,759
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.74% due 12/28/2037(2)			648,468	556,158

				17,906,214

Total Asset Backed Securities (cost $49,093,008)				47,483,520

CORPORATE BONDS & NOTES — 14.5%
France — 0.5%
Dexia Credit Local SA Government Liquid Guar. Notes 1.88% due 03/28/2019*			2,500,000	2,502,108

Germany — 4.5%
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 02/22/2017		EUR	900,000	994,662
KFW Group Government Guar. Notes 0.01% due 12/07/2018		EUR	8,500,000	9,289,747
KFW Group Government Guar. Notes 0.05% due 11/30/2017		EUR	1,700,000	1,855,246
KFW Group Government Guar. Notes 1.13% due 08/06/2018			9,200,000	9,197,203
KFW Group Government Guar. Notes 5.00% due 12/01/2020		SEK	2,000,000	281,845
KFW Group Government Guar. Notes 6.00% due 08/20/2020		AUD	800,000	647,267

				22,265,970

Italy — 1.3%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017		EUR	4,400,000	4,928,016
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*			450,000	431,597
Intesa Sanpaolo SpA Company Guar. Notes 5.25% due 01/12/2024			700,000	741,349
Intesa Sanpaolo SpA Sub. Notes 6.63% due 09/13/2023		EUR	150,000	191,716

				6,292,678

Security Description		Principal Amount**	Value (Note 3)
Japan — 2.1%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	$7,430,779
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,560,689
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		1,350,000	1,397,914

			10,389,382

Luxembourg — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		200,000	202,446
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022		200,000	202,950
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045		100,000	99,994
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044		100,000	100,470
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		500,000	398,750
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		200,000	181,500

			1,186,110

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	239,099

Netherlands — 0.5%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022		300,000	313,249
EDP Finance BV Senior Notes 2.63% due 01/18/2022	EUR	450,000	480,890
EDP Finance BV Senior Notes 4.13% due 01/20/2021	EUR	400,000	463,273
EDP Finance BV Senior Notes 4.88% due 09/14/2020	EUR	200,000	238,484
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	932,611

			2,428,507

United Kingdom — 0.6%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		750,000	764,336
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*		150,000	156,662

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description			Principal Amount**	Value (Note 3)
CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	$		750,000	$780,692
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022			1,100,000	1,171,153

				2,872,843

United States — 4.7%
AECOM Company Guar. Notes 5.88% due 10/15/2024			500,000	498,125
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021			1,000,000	1,006,112
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023			300,000	304,487
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026			1,650,000	1,672,254
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016			750,000	754,381
Discover Financial Services Senior Notes 3.75% due 03/04/2025			700,000	674,963
Forest Laboratories LLC Company Guar. Notes 4.38% due 02/01/2019*			650,000	685,543
Forest Laboratories LLC Company Guar. Notes 5.00% due 12/15/2021*			850,000	931,743
General Electric Capital Corp Company Guar. Notes 8.50% due 04/06/2018		MXN	2,000,000	119,629
H.J. Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*			600,000	604,184
H.J. Heinz Co. Company Guar. Notes 3.95% due 07/15/2025*			450,000	461,241
H.J. Heinz Co. Company Guar. Notes 5.00% due 07/15/2035*			150,000	153,803
H.J. Heinz Co. Company Guar. Notes 5.20% due 07/15/2045*			200,000	210,339
HCA, Inc. Senior Notes 5.25% due 04/15/2025			550,000	563,750
HCP, Inc. Senior Notes 4.25% due 11/15/2023			1,950,000	1,973,051
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017			750,000	752,791

Security Description			Principal Amount**	Value (Note 3)
United States (continued)
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 1.31% due 04/15/2018*	$		1,900,000	$1,897,368
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021			600,000	658,064
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020			550,000	564,251
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022			400,000	423,214
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025			1,150,000	1,219,915
Synchrony Financial Senior Notes 2.70% due 02/03/2020			1,600,000	1,574,389
Synchrony Financial Senior Notes 3.00% due 08/15/2019			600,000	603,708
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024			1,600,000	1,586,568
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020			2,950,000	3,194,107
Walgreen Co. Senior Notes 3.10% due 09/15/2022			200,000	194,456

				23,282,436

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027			60,000	17,400
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037			10,000	2,910
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024			340,000	100,300
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026			300,000	88,170
Petroleos De Venezuela SA Company Guar. Notes 9.00% due 11/17/2021			70,000	23,345

				232,125

Total Corporate Bonds & Notes (cost $74,242,891)				71,691,258

FOREIGN GOVERNMENT OBLIGATIONS — 52.1%
Australia — 0.8%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033		AUD	1,100,000	929,201
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023		AUD	3,650,000	3,110,579

				4,039,780

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Belgium — 1.2%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,500,000	$1,863,035
Kingdom of Belgium Bonds 3.75% due 09/28/2020*(3)	EUR	245,000	314,270
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	3,870,278

			6,047,583

Brazil — 0.3%
Brazil Letras do Tesouro Nacional Nacional Bills zero coupon due 04/01/2016	BRL	217,000	53,066
Brazil Notas do Tesouro Nacional Nacional Notes 6.00% due 08/15/2050(4)	BRL	7,455,420	1,606,959

			1,660,025

Canada — 1.3%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,534,285
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,672,025
Government of Canada Bonds 4.00% due 06/01/2041	CAD	1,200,000	1,188,624
Government of Canada Bonds 5.75% due 06/01/2029	CAD	940,000	1,000,605

			6,395,539

Costa Rica — 0.0%
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		200,000	168,000

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,189,675
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,151,513

			2,341,188

Dominican Republic — 0.3%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		200,000	188,000
Dominican Republic Senior Bonds 5.50% due 01/27/2025		100,000	94,000
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	96,500
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	302,250

Security Description			Principal Amount**	Value (Note 3)
Dominican Republic (continued)
Dominican Republic Notes 6.88% due 01/29/2026*	$		430,000	$435,375
Dominican Republic Senior Bonds 7.45% due 04/30/2044			100,000	96,500

				1,212,625

France — 4.7%
Government of France Bonds 0.50% due 05/25/2025		EUR	7,170,000	7,715,223
Government of France Bonds 2.25% due 10/25/2022		EUR	2,410,000	2,980,176
Government of France Bonds 4.00% due 10/25/2038		EUR	740,000	1,183,833
Government of France Bonds 4.25% due 10/25/2023		EUR	4,680,000	6,613,776
Government of France Bonds 4.50% due 04/25/2041		EUR	1,930,000	3,369,744
Government of France Bonds 4.75% due 04/25/2035		EUR	700,000	1,190,473

				23,053,225

Germany — 1.5%
Federal Republic of Germany Bonds 2.50% due 07/04/2044		EUR	1,000,000	1,474,547
Federal Republic of Germany Bonds 2.50% due 08/15/2046		EUR	1,010,000	1,497,167
Federal Republic of Germany Bonds 4.00% due 01/04/2037		EUR	2,625,000	4,491,786

				7,463,500

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025			200,000	195,949
Republic of Indonesia Senior Notes 5.88% due 01/15/2024			200,000	219,150

				415,099

Israel — 0.1%
Israel Government AID Government Guar. Bonds 5.50% due 09/18/2023			300,000	369,051

Italy — 8.6%
Republic of Italy Bonds 0.65% due 11/01/2020		EUR	1,690,000	1,849,342
Republic of Italy Bonds 2.00% due 12/01/2025		EUR	2,430,000	2,773,676
Republic of Italy Bonds 2.50% due 12/01/2024		EUR	460,000	549,426

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Senior Bonds 3.50% due 03/01/2030*(3)	EUR	880,000	$1,145,719
Republic of Italy Bonds 3.75% due 03/01/2021	EUR	990,000	1,247,001
Republic of Italy Senior Bonds 3.75% due 05/01/2021	EUR	1,350,000	1,705,226
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,050,000	2,543,172
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,160,000	8,358,096
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	1,630,000	2,528,067
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,205,272
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	170,000	268,488
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	2,972,775
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	285,967
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,244,760
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,395,257	7,191,940
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(4)	EUR	3,121,092	3,690,786
Republic of Italy Inflation Indexed Treasury Senior Bonds 2.35% due 09/15/2024*(4)	EUR	2,541,916	3,166,752

			42,726,465

Japan — 18.6%
Government of Japan Senior Notes 0.10% due 06/20/2020	JPY	1,976,200,000	16,438,380
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	310,167
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	2,578,600,000	21,461,389
Government of Japan Senior Notes 0.40% due 09/20/2025	JPY	1,962,450,000	16,683,216

Security Description		Principal Amount**	Value (Note 3)
Japan (continued)
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	301,600,000	$2,633,946
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	15,027,457
Government of Japan Senior Notes 1.40% due 09/20/2045	JPY	220,500,000	1,951,288
Government of Japan Senior Notes 1.40% due 03/20/2055	JPY	46,600,000	404,552
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	372,384
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	477,300,000	4,599,293
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	439,800,000	4,443,664
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	203,500,000	2,082,234
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,439,685

			91,847,655

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,298,637	188,301
United Mexican States Senior Notes 4.75% due 03/08/2044		20,000	18,100
United Mexican States Senior Bonds 5.55% due 01/21/2045		30,000	30,262
United Mexican States Senior Bonds 6.05% due 01/11/2040		10,000	10,763
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	374,460
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	128,496

			750,382

Netherlands — 1.9%
Government of Netherlands Bonds 0.25% due 07/15/2025*(3)	EUR	1,790,000	1,903,618
Government of Netherlands Bonds 2.00% due 07/15/2024*(3)	EUR	740,000	916,952
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	785,867

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description		Principal Amount**	Value (Note 3)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Netherlands (continued)
Government of Netherlands Bonds 7.50% due 01/15/2023	EUR	3,540,000	$5,823,665

			9,430,102

Spain — 5.7%
Kingdom of Spain Senior Notes 0.55% due 11/30/2019*(4)	EUR	3,013,462	3,341,813
Kingdom of Spain Bonds 1.15% due 07/30/2020	EUR	2,490,000	2,779,959
Kingdom of Spain Senior Notes 2.15% due 10/31/2025*	EUR	2,500,000	2,856,947
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,330,000	1,599,781
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,650,000	6,001,817
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,182,038
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,050,000	1,470,401
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*	EUR	2,280,000	3,091,074
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(3)	EUR	3,870,000	5,899,616

			28,223,446

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	410,444
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	416,590
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,165,377

			1,992,411

United Kingdom — 5.8%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,599,482
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	1,620,000	2,385,082
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	4,560,000	6,809,761
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,270,586
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	3,049,323

Security Description		Principal Amount**	Value (Note 3)
United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	250,000	$496,581
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	2,660,000	5,029,888
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,179,768

			28,820,471

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		260,000	83,850
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		110,000	36,300
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		150,000	50,625
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		452,000	151,420
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		149,000	50,660
Republic of Venezuela Senior Bonds 9.25% due 09/15/2027		10,000	3,675
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		363,000	125,235
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		70,000	24,220
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		40,000	14,700
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		70,000	25,900

			566,585

Total Foreign Government Obligations (cost $266,036,828)			257,523,132

U.S. GOVERNMENT AGENCIES — 3.5%
United States — 3.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,242,478
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		1,014,563	1,124,497
5.00% due 11/01/2038		212,867	233,571
5.00% due 01/01/2039		67,273	73,806
5.00% due 09/01/2039		155,137	170,193
5.00% due 05/01/2041		573,373	633,249
7.00% due 02/01/2039		811,963	952,573
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K030, Class A1 2.78% due 09/25/2022(5)		956,432	992,808

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description		Principal Amount**	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Series 2015-DNA1, Class M3 3.73% due 10/25/2027 FRS(2)	$	280,000	$260,440
Series 2015-HQ1, Class M3
4.23% due 03/25/2025 FRS(2)		300,000	279,099
Federal National Mtg. Assoc.
3.41% due 10/01/2020		353,093	380,024
3.62% due 12/01/2020		255,036	273,083
3.75% due 03/01/2018		944,050	984,888
4.38% due 06/01/2021		916,669	1,014,891
4.50% due 02/01/2040		13,123	14,263
4.50% due 08/01/2041		246,377	268,539
6.00% due 05/01/2025		87,963	99,499
6.00% due 02/01/2026		797,119	901,662
6.00% due 10/01/2034		591,261	676,316
6.00% due 11/01/2034		65,787	74,415
6.00% due 02/01/2036		99,755	112,985
6.00% due 05/01/2036		18,970	21,521
6.00% due 07/01/2036		115,131	130,576
6.00% due 11/01/2036		572,232	649,093
6.00% due 01/01/2037		99,840	113,235
6.00% due 03/01/2037		73,483	84,006
6.00% due 10/01/2037		242,707	274,539
6.00% due 08/01/2038		163,089	186,067
6.00% due 06/01/2039		2,638	2,987
6.00% due 10/01/2040		274,615	311,619
6.00% due 04/01/2041		34,506	39,165
6.00% due 05/01/2041		252,348	286,108
6.00% due 10/01/2041		160,087	182,872
7.00% due 03/01/2039		470,261	557,900
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(5)		446,189	448,833
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(5)		800,000	809,300
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2015-C01, Class 2M1 1.93% due 02/25/2025(2)		25,836	25,848
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)		835,524	982,717
Series 2012-111, Class B
7.00% due 10/25/2042(2)		236,372	263,857

Total U.S. Government Agencies (cost $16,772,002)			17,133,522

U.S. GOVERNMENT TREASURIES — 16.9%
United States — 16.9%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(4)		1,211,920	1,269,691
2.13% due 02/15/2040 TIPS(4)		603,977	728,909
2.88% due 08/15/2045		7,200,000	7,358,623
3.00% due 11/15/2045		6,100,000	6,401,901
United States Treasury Notes 0.13% due 01/15/2023 TIPS(4)		2,467,896	2,412,433
0.13% due 07/15/2024 TIPS(4)		1,589,380	1,541,327
0.38% due 07/15/2023 TIPS(4)		4,360,115	4,347,737
0.63% due 01/15/2024 TIPS(4)		2,949,996	2,974,655
0.75% due 12/31/2017		4,260,000	4,256,341
1.25% due 01/31/2020		6,730,000	6,740,781
1.50% due 05/31/2020		6,040,000	6,102,762

Security Description			Principal Amount**	Value (Note 3)
United States (continued)
1.63% due 06/30/2020	$		4,600,000	$4,668,641
1.75% due 10/31/2020			7,500,000	7,638,577
1.75% due 12/31/2020			8,700,000	8,871,625
1.88% due 10/31/2022			6,700,000	6,796,574
2.00% due 09/30/2020			5,500,000	5,669,295
2.13% due 08/31/2020(6)			5,700,000	5,904,174

Total U.S. Government Treasuries (cost $82,064,932)				83,684,046

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
France — 0.1%
Electricite de France SA VRS 4.13% due 01/22/2022(7)		EUR	100,000	99,385
Electricite de France SA VRS 5.00% due 01/22/2026(7)		EUR	300,000	293,141

				392,526

Italy — 0.1%
Enel SpA VRS 6.63% due 09/15/2076		GBP	100,000	143,188
Enel SpA VRS 7.75% due 09/10/2075		GBP	450,000	669,118

				812,306

Japan — 0.2%
Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*			950,000	992,750

United States — 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045			300,000	294,060

Total Preferred Securities/Capital Securities (cost $2,660,174)				2,491,642

Total Long-Term Investment Securities (cost $490,869,835)				480,007,120

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
SSgA U.S. Government Money Market Fund 0.00%(8) (cost $5,124,436)			5,124,436	5,124,436

TOTAL INVESTMENTS — (cost $495,994,271)(9)			98.1%	485,131,556
Other assets less liabilities			1.9	9,534,623

NET ASSETS —			100.0%	$494,666,179

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $81,068,638 representing 16.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $10,179,815 representing 2.1% of net assets.

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

(4)	Principal amount of security is adjusted for inflation.
(5)	Commercial Mortgage Backed Security
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of January 31, 2016.
(9)	See Note 4 for cost of investments on a tax basis.
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
SEK	— Swedish Krona
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
56	Long	Australian 10 Year Bonds	March 2016	$5,044,284	$5,129,143	$84,859
183	Long	Australian 3 Year Bonds	March 2016	14,393,055	14,505,327	112,272
46	Long	Euro-BOBL	March 2016	6,541,271	6,599,228	57,957
52	Long	Euro-BTP	March 2016	7,727,756	7,883,047	155,291
10	Short	Euro-Bund	March 2016	1,747,580	1,769,571	(21,991)
19	Long	Euro-Oat	March 2016	3,091,923	3,179,205	87,282
7	Long	Japanese 10 Year Bonds	March 2016	8,599,017	8,697,311	98,294
52	Long	Life Long Gilt	March 2016	8,696,132	8,915,082	218,950
1	Long	U.S. Treasury 10 Year Notes	March 2016	128,990	129,578	588
38	Long	U.S. Treasury 2 Year Notes	March 2016	8,294,094	8,307,750	13,656
131	Long	U.S. Treasury 5 Year Notes	March 2016	15,603,760	15,808,016	204,256
129	Short	U.S. Treasury Long Bonds	March 2016	19,975,463	20,773,031	(797,568)
204	Long	U.S. Treasury Ultra Long Bonds	March 2016	32,414,651	33,902,250	1,487,599

						$1,701,445

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	587,000	USD	425,496	03/16/2016	$10,893	$—
	BRL	1,771,403	USD	435,000	02/02/2016	—	(7,873)
	BRL	1,802,530	USD	441,000	03/02/2016	—	(5,774)
	CAD	1,197,317	USD	856,000	03/16/2016	1,317	—
	CNH	2,842,912	USD	431,000	03/16/2016	2,808	—
	CNY	5,848,925	USD	878,000	03/16/2016	—	(4,943)
	EUR	1,741,079	USD	1,888,743	02/10/2016	2,274	—
	EUR	406,000	GBP	309,989	03/16/2016	1,435	—
	EUR	406,000	PLN	1,821,945	03/16/2016	5,924	—
	EUR	2,395,551	SEK	22,225,297	03/16/2016	—	(5,253)
	EUR	801,000	USD	874,506	03/16/2016	5,833	—
	JPY	22,947,479	GBP	126,974	03/16/2016	—	(8,798)
	PLN	3,471,123	EUR	795,000	03/16/2016	12,030	—
	SGD	1,692,345	USD	1,198,078	03/16/2016	11,184	—
	USD	435,000	TWD	14,583,332	02/16/2016	426	—
	USD	923,628	CAD	1,299,706	02/18/2016	4,133	—
	USD	214,441	GBP	150,925	02/19/2016	616	—
	USD	225,343	CAD	305,238	03/16/2016	—	(7,454)
	USD	2,599,357	EUR	2,395,000	03/16/2016	—	(2,014)
	USD	286,599	SEK	2,434,226	03/16/2016	—	(2,635)
	USD	33,988,677	JPY	4,026,043,721	03/18/2016	—	(697,855)

						58,873	(742,599)

Barclays Bank PLC	AUD	953,944	EUR	622,628	03/16/2016	1,454	—
	CAD	249,491	USD	175,852	03/16/2016	—	(2,243)
	CNH	15,697,374	USD	2,339,410	09/01/2016	21,135	—
	CNY	7,366,111	USD	1,108,795	03/16/2016	—	(3,179)

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	394,000	SEK	3,612,779	03/16/2016	$—	$(5,839)
	EUR	1,852,072	USD	2,018,861	03/16/2016	10,315	—
	GBP	1,224,813	EUR	1,618,000	03/16/2016	9,334	—
	IDR	5,876,050,000	USD	407,493	02/17/2016	—	(21,103)
	ILS	3,389,601	USD	869,643	03/16/2016	12,912	—
	JPY	38,871,477	USD	333,380	03/16/2016	11,979	—
	NZD	515,436	USD	343,884	03/16/2016	10,953	—
	SEK	5,178,918	EUR	564,799	03/16/2016	8,371	—
	TRY	4,266,938	USD	1,423,736	03/16/2016	—	(2,139)
	USD	437,000	TWD	14,649,114	03/01/2016	294	—
	USD	663,109	AUD	951,124	03/16/2016	8,676	—
	USD	4,610,358	EUR	4,224,330	03/16/2016	—	(29,132)
	USD	1,048,886	GBP	710,930	03/16/2016	—	(35,808)
	USD	1,320,718	NZD	2,038,000	03/16/2016	—	(4,329)
	USD	435,172	CNH	2,984,264	09/01/2016	5,560	—
	ZAR	6,679,351	USD	431,000	03/16/2016	13,957	—

						114,940	(103,772)

BNP Paribas SA	AUD	331,001	USD	241,321	03/16/2016	7,533	—
	CNH	7,768,000	USD	1,160,789	03/16/2016	—	(9,208)
	EUR	801,000	GBP	615,551	03/16/2016	8,490	—
	EUR	1,510,117	USD	1,651,862	03/16/2016	14,162	—
	GBP	119,451	USD	174,826	03/16/2016	4,607	—
	HUF	217,234,512	EUR	689,000	03/16/2016	—	(8,230)
	JPY	121,868,757	USD	1,030,266	03/16/2016	22,619	—
	NZD	334,110	USD	225,661	03/16/2016	9,852	—
	PLN	1,811,854	EUR	409,000	03/16/2016	—	(199)
	TWD	18,965,616	USD	570,566	02/05/2016	2,448	—
	TWD	18,894,947	USD	559,188	03/11/2016	—	(4,732)
	USD	1,652,465	EUR	1,518,021	03/16/2016	—	(6,193)
	USD	224,449	GBP	151,284	03/16/2016	—	(8,869)
	USD	600,936	HUF	176,518,811	03/16/2016	12,915	—
	USD	1,316,000	JPY	154,141,059	03/16/2016	—	(41,516)
	USD	173,077	NOK	1,511,054	03/16/2016	900	—
	USD	175,494	NZD	265,349	03/16/2016	—	(4,099)
	USD	1,140,341	CNH	7,768,000	09/01/2016	6,881	—

						90,407	(83,046)

Citibank N.A.	AUD	2,079,533	USD	1,473,869	03/16/2016	5,080	—
	CAD	971,120	USD	695,302	03/16/2016	2,085	—
	CNH	16,259,739	USD	2,446,363	03/16/2016	—	(2,638)
	CNH	2,889,987	USD	441,941	09/01/2016	15,132	—
	EUR	3,247,760	USD	3,533,477	02/10/2016	14,510	—
	EUR	2,014,000	GBP	1,517,119	03/16/2016	—	(22,252)
	EUR	412,454	PLN	1,786,419	03/16/2016	—	(9,776)
	EUR	399,000	SEK	3,734,161	03/16/2016	2,898	—
	EUR	8,387,721	USD	9,247,656	03/16/2016	151,294	—
	GBP	276,000	USD	392,967	02/19/2016	—	(313)
	JPY	152,470,995	USD	1,259,743	03/16/2016	—	(932)
	MXN	19,298,270	USD	1,128,891	02/05/2016	65,049	—
	NZD	364,533	USD	241,321	03/16/2016	5,861	—
	SEK	4,383,993	USD	519,489	03/16/2016	8,075	—
	TWD	29,816,082	USD	884,000	02/22/2016	—	(6,158)
	USD	932,624	EUR	858,372	02/10/2016	—	(2,574)
	USD	872,870	RUB	67,918,000	03/01/2016	20,452	—
	USD	1,188,407	AUD	1,658,727	03/16/2016	—	(16,836)
	USD	275,557	CAD	373,035	03/16/2016	—	(9,273)
	USD	1,681,892	CNH	10,938,182	03/16/2016	—	(34,410)
	USD	880,062	EUR	807,000	03/16/2016	—	(4,882)
	USD	614,186	HUF	176,799,553	03/16/2016	641	—
	USD	3,164,391	PLN	12,791,576	03/16/2016	—	(31,520)
	USD	2,018,363	CNH	13,754,236	09/01/2016	12,939	—

						304,016	(141,564)

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse International	AUD	949,582	EUR	622,628	03/16/2016	$4,534	$—
	AUD	652,847	USD	462,258	03/16/2016	1,148	—
	COP	579,083,225	USD	175,000	02/22/2016	—	(1,102)
	COP	1,248,835,100	USD	370,000	02/29/2016	—	(9,493)
	EUR	174,561	AUD	267,060	03/16/2016	—	(682)
	EUR	800,000	GBP	596,555	03/16/2016	—	(17,494)
	EUR	1,455,720	USD	1,588,314	03/16/2016	9,606	—
	GBP	306,594	EUR	404,000	03/16/2016	1,235	—
	JPY	131,560,094	USD	1,090,023	03/16/2016	2,245	—
	NZD	383,145	USD	259,408	03/16/2016	11,927	—
	SEK	3,232,847	USD	384,498	03/16/2016	7,371	—
	USD	608,210	COP	1,982,002,732	02/08/2016	—	(4,603)
	USD	438,000	RUB	33,698,844	02/16/2016	6,818	—
	USD	1,307,578	RUB	99,771,449	02/26/2016	6,044	—
	USD	441,000	RUB	33,339,600	03/01/2016	—	(2,486)
	USD	806,993	AUD	1,158,166	03/16/2016	11,028	—
	USD	398,206	CAD	549,453	03/16/2016	—	(5,989)
	USD	369,082	EUR	339,839	03/16/2016	—	(532)
	USD	499,165	GBP	334,633	03/16/2016	—	(22,312)
	USD	858,000	JPY	104,836,875	03/16/2016	8,822	—
	USD	420,872	NZD	649,938	03/16/2016	—	(1,063)

						70,778	(65,756)

Deutsche Bank AG	BRL	8,135,000	USD	2,116,946	02/02/2016	83,094	—
	CNH	2,823,893	USD	429,000	03/16/2016	3,672	—
	CNH	732,140	USD	108,145	07/26/2016	—	(310)
	CNH	14,974,763	USD	2,241,945	09/01/2016	30,389	—
	CNY	2,923,128	USD	433,217	07/26/2016	766	—
	CNY	3,139,338	USD	464,881	08/02/2016	859	—
	COP	1,186,351,953	USD	360,155	02/08/2016	—	(1,141)
	COP	730,389,440	USD	223,292	02/16/2016	1,036	—
	COP	363,688,650	USD	109,710	02/22/2016	—	(889)
	EUR	565,111	SEK	5,245,946	03/16/2016	—	(890)
	EUR	803,000	USD	876,393	03/16/2016	5,551	—
	IDR	6,131,033,550	USD	435,000	02/09/2016	—	(12,848)
	IDR	5,890,445,400	USD	417,466	02/22/2016	—	(11,788)
	INR	59,888,010	USD	875,000	02/22/2016	—	(4,246)
	JPY	212,497,196	USD	1,754,000	03/16/2016	—	(2,989)
	KRW	529,434,000	USD	439,000	02/29/2016	1,246	—
	NZD	303,798	USD	207,184	03/16/2016	10,954	—
	THB	22,423,783	USD	615,090	02/19/2016	—	(12,145)
	THB	16,091,700	USD	446,595	02/29/2016	—	(3,389)
	USD	848,017	SEK	7,233,289	03/04/2016	—	(4,574)
	USD	843,271	AUD	1,229,258	03/11/2016	25,166	—
	USD	867,734	AUD	1,236,000	03/16/2016	5,262	—
	USD	298,936	GBP	210,954	03/16/2016	1,674	—
	USD	876,000	ILS	3,476,544	03/16/2016	2,706	—
	USD	878,000	JPY	103,957,834	03/16/2016	—	(18,446)
	USD	541,361	CNY	3,657,304	07/26/2016	—	(296)
	USD	464,881	CNY	3,141,430	08/02/2016	—	(550)
	USD	436,000	CNH	2,967,583	09/01/2016	2,269	—

						174,644	(74,501)

HSBC Bank PLC	AUD	261,711	USD	189,642	03/16/2016	4,794	—
	CNH	2,794,712	USD	428,000	03/16/2016	7,068	—
	CNH	2,798,709	USD	415,239	04/14/2016	—	(4,311)
	CNH	5,650,569	USD	830,478	07/14/2016	—	(7,621)
	CNH	4,782,933	USD	708,090	07/15/2016	—	(1,245)
	CNH	2,855,004	USD	420,968	07/21/2016	—	(2,178)
	CNH	17,674,791	USD	2,627,985	09/01/2016	17,674	—
	CNY	4,374,766	USD	647,618	08/02/2016	990	—
	EUR	398,000	PLN	1,790,163	03/16/2016	6,815	—
	EUR	1,921,053	SEK	17,763,244	03/16/2016	—	(11,186)

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	IDR	5,975,734,948	USD	425,622	02/24/2016	$—	$(9,689)
	JPY	266,206,575	USD	2,207,554	03/16/2016	6,480	—
	MYR	1,935,434	USD	437,000	02/19/2016	—	(30,316)
	NOK	4,660,544	USD	526,855	03/16/2016	—	(9,742)
	NZD	708,846	USD	458,997	03/16/2016	1,138	—
	RUB	15,811,735	USD	203,301	02/29/2016	—	(4,723)
	SEK	1,460,081	USD	173,960	03/16/2016	3,635	—
	SGD	1,692,405	USD	1,195,328	03/16/2016	8,392	—
	TRY	2,680,111	USD	878,000	03/16/2016	—	(17,608)
	TWD	33,600,205	USD	1,009,470	02/26/2016	6,400	—
	USD	1,009,015	TWD	33,600,205	02/04/2016	—	(2,056)
	USD	351,940	RUB	24,758,065	02/11/2016	—	(24,721)
	USD	3,371,337	GBP	2,311,616	02/19/2016	—	(77,452)
	USD	437,000	KRW	524,365,040	02/24/2016	—	(3,378)
	USD	431,427	CAD	588,341	03/16/2016	—	(11,451)
	USD	2,016,000	CNH	13,317,573	03/16/2016	—	(10,141)
	USD	483,712	GBP	323,130	03/16/2016	—	(23,250)
	USD	431,000	MXN	7,454,632	03/16/2016	—	(21,198)
	USD	395,820	NOK	3,443,328	03/16/2016	631	—
	USD	1,040,405	NZD	1,619,531	03/16/2016	5,686	—
	USD	338,427	SEK	2,881,212	03/16/2016	—	(2,319)
	USD	873,000	SGD	1,245,596	03/16/2016	575	—
	USD	439,000	TRY	1,348,950	03/16/2016	11,777	—
	USD	415,239	CNY	2,796,218	04/14/2016	4,404	—
	USD	830,478	CNY	5,651,296	07/14/2016	6,865	—
	USD	708,090	CNY	4,784,384	07/15/2016	714	—
	USD	420,968	CNY	2,855,635	07/21/2016	1,768	—
	USD	647,618	CNY	4,376,929	08/02/2016	—	(670)
	USD	862,000	CNH	5,818,262	09/01/2016	—	(2,727)

						95,806	(277,982)

JPMorgan Chase Bank N.A. London	AUD	331,621	USD	241,795	03/16/2016	7,569	—
	BRL	1,801,805	USD	443,000	03/02/2016	—	(3,594)
	BRL	8,135,000	USD	1,943,661	04/04/2016	—	(52,364)
	CAD	2,257,902	USD	1,620,014	02/18/2016	8,269	—
	CAD	406,997	USD	300,156	03/16/2016	9,629	—
	CNH	8,671,020	USD	1,306,000	03/16/2016	—	(7)
	CNH	8,680,853	USD	1,269,688	07/11/2016	—	(18,272)
	CNH	5,855,256	USD	857,599	07/12/2016	—	(11,041)
	CNH	5,785,803	USD	880,000	09/01/2016	25,521	—
	COP	697,208,864	USD	217,128	02/08/2016	4,797	—
	EUR	2,548,529	SEK	23,694,937	03/16/2016	285	—
	GBP	272,004	USD	408,290	03/16/2016	20,682	—
	IDR	8,405,975,546	USD	584,764	02/19/2016	—	(28,140)
	JPY	317,111,563	USD	2,646,000	03/16/2016	24,028	—
	KRW	238,689,713	USD	196,882	02/24/2016	—	(502)
	KRW	525,463,245	USD	439,000	02/29/2016	4,529	—
	MXN	6,422,717	USD	345,000	03/16/2016	—	(8,075)
	NOK	5,088,322	USD	582,121	03/16/2016	—	(3,729)
	PLN	1,753,897	EUR	405,000	03/16/2016	9,658	—
	SEK	3,999,477	USD	470,618	03/16/2016	4,060	—
	TWD	26,526,702	USD	810,966	02/04/2016	15,992	—
	TWD	32,081,207	USD	951,118	02/16/2016	—	(6,756)
	USD	1,979,319	BRL	8,135,000	02/02/2016	54,533	—
	USD	344,802	EUR	315,000	02/10/2016	—	(3,498)
	USD	520,611	RUB	40,543,904	02/16/2016	14,561	—
	USD	1,019,342	RUB	81,353,692	03/11/2016	47,967	—
	USD	436,642	AUD	635,000	03/16/2016	11,863	—
	USD	397,198	CAD	537,195	03/16/2016	—	(13,731)
	USD	452,141	CNH	2,989,981	03/16/2016	—	(1,798)
	USD	2,950,736	MXN	50,447,874	03/16/2016	—	(177,474)
	USD	397,003	NOK	3,470,455	03/16/2016	2,571	—
	USD	447,287	SEK	3,774,098	03/16/2016	—	(7,021)

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	441,000	TRY	1,333,042	03/16/2016	$4,460	$—
	USD	1,269,688	CNY	8,677,463	07/11/2016	16,532	—
	USD	857,599	CNY	5,852,890	07/12/2016	9,836	—
	USD	430,000	CNH	2,923,179	09/01/2016	1,711	—

						299,053	(336,002)

Morgan Stanley & Co. International PLC	AED	22,393,397	USD	6,058,000	12/07/2016	—	(14,929)
	AUD	601,315	USD	428,082	03/16/2016	3,369	—
	BRL	5,247,238	USD	1,299,000	02/02/2016	—	(12,875)
	BRL	3,215,162	USD	783,660	03/02/2016	—	(13,247)
	EUR	93,849	USD	102,995	02/10/2016	1,308	—
	EUR	808,000	GBP	618,160	03/16/2016	4,617	—
	EUR	405,000	HUF	127,078,470	03/16/2016	2,703	—
	IDR	10,943,246,099	USD	781,381	02/23/2016	—	(15,941)
	MXN	15,447,829	USD	870,000	03/16/2016	20,789	—
	NZD	986,312	USD	656,748	03/16/2016	19,667	—
	RUB	33,960,711	USD	438,000	02/16/2016	—	(10,275)
	RUB	31,047,692	USD	385,834	02/24/2016	—	(23,157)
	USD	2,098,160	BRL	8,555,141	02/02/2016	40,732	—
	USD	788,159	RUB	56,077,510	02/03/2016	—	(45,489)
	USD	438,000	RUB	35,742,333	02/24/2016	32,833	—
	USD	877,263	EUR	809,000	03/16/2016	85	—
	USD	207,317	NOK	1,807,535	03/16/2016	795	—
	USD	1,305,991	TRY	3,989,734	03/16/2016	27,252	—
	USD	375,017	RUB	30,627,610	03/18/2016	26,081	—
	USD	245,032	CNH	1,670,947	09/01/2016	1,743	—

						181,974	(135,913)

Royal Bank of Canada	BRL	3,309,908	USD	821,909	02/02/2016	—	(5,610)
	CAD	1,117,879	EUR	708,783	03/16/2016	—	(29,313)
	CAD	577,080	USD	428,000	03/16/2016	16,062	—
	EUR	1,717,389	CAD	2,557,539	03/16/2016	—	(36,832)
	GBP	305,609	EUR	405,000	03/16/2016	3,723	—
	MXN	7,497,394	USD	430,000	03/16/2016	17,847	—
	USD	438,000	BRL	1,808,316	02/02/2016	14,102	—
	USD	1,334,558	CAD	1,866,142	03/16/2016	—	(2,447)
	USD	2,806,529	EUR	2,594,201	03/16/2016	6,845	—
	USD	2,326,349	MXN	39,663,323	03/16/2016	—	(145,945)

						58,579	(220,147)

Royal Bank of Scotland PLC	EUR	405,000	PLN	1,740,111	03/16/2016	—	(13,034)
	EUR	785,000	SEK	7,298,677	03/16/2016	105	—
	EUR	177,368	USD	193,696	03/16/2016	1,344	—
	JPY	3,288,829,916	USD	27,740,846	03/18/2016	545,948	—
	MXN	22,954,225	USD	1,296,000	03/16/2016	34,142	—
	PLN	1,762,722	EUR	402,000	03/16/2016	4,243	—
	TRY	7,625,445	USD	2,496,000	03/16/2016	—	(52,183)
	TWD	29,687,732	USD	882,000	03/01/2016	—	(4,215)
	USD	158,670	COP	517,264,200	02/16/2016	—	(1,267)
	USD	443,190	EUR	407,000	03/16/2016	—	(1,805)
	USD	618,493	HUF	182,146,327	03/16/2016	14,927	—
	USD	2,738,104	MXN	46,943,265	03/16/2016	—	(157,501)
	USD	1,304,000	TRY	4,008,894	03/16/2016	35,646	—

						636,355	(230,005)

Standard Chartered Bank	AUD	635,000	USD	439,410	03/16/2016	—	(9,095)
	CNH	419,521	USD	63,794	03/16/2016	607	—
	CNH	5,833,992	USD	856,303	07/21/2016	—	(8,364)
	CNH	5,783,241	USD	855,288	07/22/2016	—	(1,768)
	CNH	14,114,330	USD	2,169,000	09/01/2016	84,518	—
	EUR	2,028,626	GBP	1,555,893	03/16/2016	17,138	—
	EUR	1,603,000	USD	1,745,294	03/16/2016	6,863	—
	INR	28,623,567	USD	423,426	02/22/2016	3,189	—

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NOK	1,688,022	USD	192,851	03/16/2016	$—	$(1,501)
	PHP	20,571,411	USD	435,000	02/09/2016	4,478	—
	SEK	2,256,714	USD	264,110	03/16/2016	853	—
	TWD	29,355,606	USD	882,000	03/01/2016	5,699	—
	USD	438,000	PHP	20,827,645	02/09/2016	—	(2,116)
	USD	485,212	COP	1,600,228,294	02/22/2016	1,425	—
	USD	881,000	INR	60,196,087	02/29/2016	1,841	—
	USD	1,301,550	AUD	1,878,000	03/16/2016	24,895	—
	USD	206,853	CAD	280,969	03/16/2016	—	(6,289)
	USD	859,000	CNH	5,657,050	03/16/2016	—	(6,949)
	USD	444,865	JPY	53,739,677	03/16/2016	—	(529)
	USD	431,000	ZAR	6,589,568	03/16/2016	—	(19,563)
	USD	856,303	CNY	5,833,992	07/21/2016	7,336	—
	USD	855,288	CNY	5,786,663	07/22/2016	1,235	—
	USD	865,000	CNH	5,904,157	09/01/2016	6,958	—

						167,035	(56,174)

State Street Bank London	AUD	1,787,000	USD	1,285,738	03/16/2016	23,566	—
	CAD	1,549,786	USD	1,067,219	03/16/2016	—	(39,068)
	EUR	3,906,345	USD	4,223,474	02/10/2016	—	(9,074)
	EUR	798,000	GBP	596,176	03/16/2016	—	(15,866)
	EUR	4,058,211	SEK	37,630,250	03/16/2016	—	(11,322)
	JPY	23,307,298	USD	189,814	03/16/2016	—	(2,897)
	KRW	1,066,125,050	USD	877,000	02/19/2016	—	(4,751)
	KRW	532,551,060	USD	438,000	02/22/2016	—	(2,416)
	NOK	1,846,702	USD	212,650	03/16/2016	28	—
	NZD	1,570,833	USD	1,050,703	03/16/2016	36,067	—
	SEK	5,952,889	EUR	642,278	03/16/2016	2,109	—
	USD	441,000	KRW	533,883,420	03/02/2016	408	—
	USD	1,100,362	AUD	1,560,276	03/16/2016	1,673	—
	USD	1,726,000	CAD	2,358,734	03/16/2016	—	(42,261)
	USD	859,682	EUR	790,000	03/16/2016	—	(2,938)
	USD	1,395,860	GBP	955,299	03/16/2016	—	(34,554)
	USD	1,729,662	JPY	202,650,220	03/16/2016	—	(54,090)
	USD	765,375	NOK	6,515,372	03/16/2016	—	(15,221)
	USD	1,627,752	NZD	2,489,743	03/16/2016	—	(19,572)
	USD	606,506	SEK	5,150,464	03/16/2016	—	(5,680)

						63,851	(259,710)

UBS AG London	AUD	2,441,000	USD	1,727,930	03/16/2016	3,833	—
	BRL	3,616,337	USD	878,000	02/02/2016	—	(26,129)
	BRL	1,789,937	USD	443,000	03/02/2016	—	(652)
	EUR	406,000	PLN	1,814,438	03/16/2016	4,085	—
	EUR	1,975,297	SEK	18,381,377	03/16/2016	2,094	—
	EUR	1,614,000	USD	1,749,791	03/16/2016	—	(569)
	GBP	1,098,243	EUR	1,491,335	03/16/2016	52,330	—
	JPY	289,539,155	USD	2,382,866	03/16/2016	—	(11,128)
	KRW	1,024,773,810	USD	862,430	02/19/2016	14,879	—
	KRW	957,276,307	USD	790,713	03/04/2016	—	(712)
	MXN	8,073,175	USD	441,000	03/16/2016	—	(2,805)
	NZD	778,648	USD	517,061	03/16/2016	14,115	—
	PLN	1,709,524	EUR	396,000	03/16/2016	10,765	—
	SEK	11,732,048	EUR	1,265,136	03/16/2016	3,422	—
	TRY	1,334,123	USD	435,000	03/16/2016	—	(10,822)
	TWD	28,901,978	USD	860,306	03/01/2016	—	(2,453)
	USD	879,000	BRL	3,581,428	02/02/2016	16,402	—
	USD	258,716	AUD	362,314	03/16/2016	—	(2,811)
	USD	263,966	CAD	386,577	03/16/2016	11,985	—
	USD	431,000	CNH	2,846,798	03/16/2016	—	(2,222)
	USD	1,108,531	EUR	1,018,442	03/16/2016	—	(4,045)
	USD	1,205,575	JPY	146,009,646	03/16/2016	1,676	—
	USD	2,061,550	MXN	34,231,010	03/16/2016	—	(179,775)

						135,586	(244,123)

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	AUD	1,278,000	USD	873,277	03/16/2016	$—	$(29,384)
	CNH	8,777,570	USD	1,318,000	09/01/2016	21,680	—
	EUR	3,284,020	USD	3,585,145	02/10/2016	26,890	—
	IDR	6,069,490,000	USD	432,731	03/04/2016	—	(8,671)
	INR	59,518,482	USD	877,000	02/22/2016	3,180	—
	MYR	1,819,603	USD	418,993	02/19/2016	—	(20,356)
	NZD	2,641,000	USD	1,740,119	03/16/2016	34,239	—
	TWD	7,073,503	USD	214,990	02/04/2016	3,006	—
	USD	3,800,883	EUR	3,513,944	02/10/2016	6,496	—
	USD	855,134	AUD	1,188,000	03/16/2016	—	(16,041)
	USD	436,785	NZD	678,000	03/16/2016	1,151	—
	USD	435,000	CNH	2,989,377	09/01/2016	6,488	—

						103,130	(74,452)

Net Unrealized Appreciation/(Depreciation)						$2,555,027	$(3,045,746)

AED	—United Arab Emirates Dirham	IDR	—Indonesian Rupiah	PLN	—Polish Zloty
AUD	—Australian Dollar	ILS	—New Israeli Sheqel	RUB	—New Russian Ruble
BRL	—Brazilian Real	INR	—Indian Rupee	SEK	—Swedish Krona
CAD	—Canadian Dollar	JPY	—Japanese Yen	SGD	—Singapore Dollar
CNH	—Yuan Renminbi Offshore	KRW	—South Korean Won	THB	—Thailand Baht
CNY	—Yuan Renminbi	MXN	—Mexican Peso	TRY	—Turkish Lira
COP	—Colombian Peso	MYR	—Malaysian Ringgit	TWD	—New Taiwan Dollar
EUR	—Euro Currency	NOK	—Norwegian Krone	USD	—United States Dollar
GBP	—Pound Sterling	NZD	—New Zealand Dollar	ZAR	—South African Rand
HUF	—Hungarian Forint	PHP	—Philippine Peso

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BNP Paribas SA	BRL	27,060	1/2/2017	1 month LIBOR	12.110%	$—	$188,087
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	18,539
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	17,120
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	17,237

							$240,983

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month LIBOR	3.960%	$—	$(8,223)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(53,700)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(40,287)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(5,244)
JP Morgan Chase Bank N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	(5,695)

							$(113,149)

Total						$—	$127,834

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
MXN	35,180	11/7/2016	3.911%	1 month TIIE	$7	$2,800
MXN	14,950	11/8/2016	3.920%	1 month TIIE	3	1,248
MXN	30,250	11/9/2016	3.900%	1 month TIIE	6	2,265
SEK	185,660	3/16/2018	0.050%	3 month STIBOR	79,313	65,638
USD	6,900	3/16/2018	1.500%	3 month LIBOR	38,868	46,484
EUR	13,470	3/21/2020	0.250%	6 month EURIBOR	14,914	19,678
AUD	6,360	3/16/2021	2.500%	6 month BBSW	(23,035)	53,432
CAD	8,120	3/16/2021	1.750%	3 month CDOR	118,733	102,973
EUR	6,000	3/16/2021	0.500%	6 month EURIBOR	119,827	15,252
USD	8,230	3/16/2021	2.000%	3 month LIBOR	151,980	120,563
USD	21,000	6/24/2021	2.923%	3 month LIBOR	(7,247)	443,923
USD	46,620	9/2/2022	2.810%	3 month LIBOR	71,722	535,988
EUR	23,190	5/11/2025	1.568%	6 month EURIBOR	(85,469)	610,962
EUR	13,250	9/16/2025	2.000%	6 month EURIBOR	128,804	436,394
EUR	18,440	1/6/2026	1.550%	6 month EURIBOR	(7,407)	282,463
AUD	13,360	3/16/2026	3.000%	6 month BBSW	(14,994)	219,598
EUR	24,630	3/16/2026	1.000%	6 month EURIBOR	150,319	671,581
EUR	9,400	3/16/2026	1.750%	6 month EURIBOR	107,292	112,430
JPY	1,078,050	3/16/2026	0.500%	6 month JYOR	13,221	176,513
SEK	17,610	12/15/2026	2.750%	3 month STIBOR	(1,194)	35,811
GBP	5,500	12/11/2027	2.190%	6 month LIBOR	36,013	197,687
EUR	2,040	3/16/2031	1.250%	6 month EURIBOR	(45,554)	106,613
USD	750	12/17/2035	3.000%	3 month LIBOR	19,066	1,137
EUR	1,270	12/19/2045	1.750%	6 month EURIBOR	584	35,320
EUR	760	3/16/2046	1.500%	6 month EURIBOR	(17,624)	68,135

						$4,364,888

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
GBP	15,330	3/16/2018	6 month LIBOR	1.500%	$(184,744)	$(121,782)
GBP	18,590	4/13/2018	3 month LIBOR	0.855%	(52,522)	(41,060)
GBP	11,610	3/16/2021	6 month LIBOR	1.750%	(220,281)	(248,940)
SEK	70,650	3/16/2021	3 month STIBOR	0.750%	(27,488)	(107,509)
GBP	3,130	12/11/2022	6 month LIBOR	1.940%	(11,386)	(66,245)
GBP	9,880	9/16/2025	6 month LIBOR	2.750%	(108,218)	(362,234)
JPY	877,020	12/16/2025	6 month JYOR	1.000%	(103,088)	(73,179)
USD	1,320	12/16/2025	3 month LIBOR	3.000%	(11,534)	(26,961)
GBP	2,190	3/16/2026	6 month LIBOR	2.250%	(100,312)	(89,449)
NZD	3,420	3/16/2026	3 month NDBB	3.500%	24,284	(37,601)
SEK	53,400	3/16/2026	3 month STIBOR	1.500%	54,804	(174,794)
USD	27,090	3/16/2026	3 month LIBOR	2.500%	(1,082,973)	(615,903)
USD	5,300	6/24/2029	3 month LIBOR	3.218%	23,212	(423,365)
USD	10,930	9/2/2030	3 month LIBOR	3.005%	(21,952)	(473,213)
GBP	2,810	12/11/2032	6 month LIBOR	2.250%	(19,192)	(140,615)
EUR	8,900	5/11/2035	6 month EURIBOR	1.695%	372,566	(516,896)
GBP	1,110	12/17/2035	6 month LIBOR	2.500%	(43,612)	(6,847)
JPY	57,360	12/17/2035	6 month JYOR	2.000%	(19,965)	(3,631)
JPY	129,520	12/19/2045	6 month JYOR	2.000%	(21,792)	(14,243)

61

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Centrally Cleared Interest Rate Swap Contracts@ — (continued)
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
GBP	5,520	1/5/2046	6 month LIBOR	2.250%	$(84,776)	$(278,678)
GBP	5,890	3/16/2046	6 month LIBOR	2.250%	(436,305)	(467,611)

						$(4,290,756)

Net Unrealized Appreciation (Depreciation)					$(1,227,126)	$74,132

@	Illiquid security. At January 31, 2016, the aggregate value of these securities was $201,966 representing 0.0% of net assets.

BBSW	— Bank Bill Swap Reference Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KSDA	— Korea Securities Dealers Association Benchmark Yields
KWCDC	— South Korean Won 3 Month Certificate of Deposit Rates
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Dollar Bank Bill
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2016(2)	Notional Amount(3)	Value at January 31, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.3065%	$2,100,000	$5,767	$230	$5,537
CDX North American Investment			Morgan Stanley & Co.
Grade Index	1.000%	6/20/2016	International PLC	0.3065%	1,100,000	3,021	115	2,906

Total						$8,788	$345	$8,443

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@ (5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at January 31., 2016(2)	Notional Amount(3)	Value at January 31, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Index	1.000%	12/20/2020	0.9150%	$23,250,000	$(102,523)	$(53,651)	$(48,872)

@	Illiquid security. At January 31, 2016, the aggregate value of these securities was ($40,429) representing 0.0% of net assets.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset—backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

62

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

(5)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$47,483,520	$—	$47,483,520
Corporate Bonds & Notes	—	71,691,258	—	71,691,258
Foreign Government Obligations	—	257,523,132	—	257,523,132
U.S. Government Agencies	—	17,133,522	—	17,133,522
U.S. Government Treasuries	—	83,684,046	—	83,684,046
Preferred Securities/Capital Securities	—	2,491,642	—	2,491,642
Short-Term Investment Securities	5,124,436	—	—	5,124,436

Total Investments at Value	$5,124,436	$480,007,120	$—	$485,131,556

Other Financial Instruments:+
Futures Contracts	2,521,004	—	—	2,521,004
Forward Foreign Currency Contracts	—	2,555,027	—	2,555,027
Over the Counter Interest Rate Swap Contracts	—	240,983	—	240,983
Centrally Cleared Interest Rate Swap Contracts	—	4,364,888	—	4,364,888
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection	—	8,443	—	8,443

Total Other Financial Instruments	$2,521,004	$7,169,341	$—	$9,690,345

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	819,559	—	—	819,559
Forward Foreign Currency Contracts	—	3,045,746	—	3,045,746
Over the Counter Interest Rate Swap Contracts	—	113,149	—	113,149
Centrally Cleared Interest Rate Swap Contracts	—	4,290,756	—	4,290,756
Centrally Cleared Credit Default Swaps on Credit Indices-Buy Protection	—	48,872	—	48,872

Total Other Financial Instruments	$819,559	$7,498,523	$—	$8,318,082

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Repurchase Agreements	5.5%
Cable/Satellite TV	3.8
Oil Companies-Exploration & Production	3.6
Cellular Telecom	3.4
Medical-Hospitals	3.1
Casino Hotels	3.1
Real Estate Investment Trusts	2.9
Telephone-Integrated	2.6
Pipelines	2.4
Electric-Integrated	2.4
Medical-Drugs	2.2
Finance-Auto Loans	2.0
Finance-Consumer Loans	1.9
Independent Power Producers	1.8
Printing-Commercial	1.8
Paper & Related Products	1.7
Finance-Leasing Companies	1.7
Airlines	1.6
Publishing-Periodicals	1.5
Commercial Services-Finance	1.4
Cruise Lines	1.4
Aerospace/Defense-Equipment	1.3
Steel-Producers	1.3
Satellite Telecom	1.3
Electronic Components-Semiconductors	1.2
Oil Refining & Marketing	1.2
Food-Dairy Products	1.2
Containers-Metal/Glass	1.2
Investment Management/Advisor Services	1.2
Gambling (Non-Hotel)	1.2
Retail-Restaurants	1.2
Diversified Banking Institutions	1.1
E-Commerce/Services	1.1
Publishing-Newspapers	1.1
Disposable Medical Products	1.0
Data Processing/Management	1.0
Wire & Cable Products	1.0
Building-Residential/Commercial	1.0
Auto/Truck Parts & Equipment-Original	0.9
Containers-Paper/Plastic	0.9
Chemicals-Specialty	0.9
Chemicals-Diversified	0.8
Specified Purpose Acquisitions	0.7
Marine Services	0.7
Broadcast Services/Program	0.7
Food-Meat Products	0.7
Finance-Mortgage Loan/Banker	0.7
Medical Products	0.7
Music	0.7
Building Products-Cement	0.6
Internet Connectivity Services	0.6
Theaters	0.6
Energy-Alternate Sources	0.6
Distribution/Wholesale	0.6
Real Estate Operations & Development	0.6
Rental Auto/Equipment	0.6
Financial Guarantee Insurance	0.6
Hotels/Motels	0.6
Food-Retail	0.6
Batteries/Battery Systems	0.6
Finance-Commercial	0.6

Building & Construction-Misc.	0.6%
Real Estate Management/Services	0.6
Retail-Appliances	0.5
Radio	0.5
Medical-HMO	0.5
Dialysis Centers	0.5
Computer Software	0.5
Publishing-Books	0.5
Travel Services	0.5
Human Resources	0.5
Insurance Brokers	0.5
Alternative Waste Technology	0.4
Retail-Pawn Shops	0.4
Agricultural Chemicals	0.4
Auto-Heavy Duty Trucks	0.4
Retail-Computer Equipment	0.4
Security Services	0.4
Food-Flour & Grain	0.4
Machinery-General Industrial	0.4
Enterprise Software/Service	0.4
Building & Construction Products-Misc.	0.3
Educational Software	0.3
Rubber-Tires	0.3
Telecom Services	0.3
Food-Misc./Diversified	0.3
Aerospace/Defense	0.3
Food-Wholesale/Distribution	0.2
Firearms & Ammunition	0.2
Insurance-Life/Health	0.2
Coal	0.2
Oil & Gas Drilling	0.2
Mining Services	0.2
Television	0.2
Diversified Minerals	0.2
Oil-Field Services	0.1
Computers	0.1
Metal-Copper	0.1
Computer Services	0.1
Electric-Generation	0.1

100.2%

Credit Quality#†

Baa	0.4%
Ba	31.8
B	44.4
Caa	19.7
Ca	0.1
Not Rated@	3.6

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES — 75.5%
Aerospace/Defense-Equipment — 1.3%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$2,884,000	$2,912,840
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	2,058,000	2,078,580
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	1,791,000	1,817,865

		6,809,285

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,600,000	2,587,000
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(1)	80,977	81,787
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 01/02/2018	158,540	171,273
United Airlines Pass-Through Trust Pass-Through Certs Series 2014-2, Class B 4.63% due 03/03/2024	1,900,000	1,909,500
United Airlines Pass-Through Trust Pass-Through Certs Series 2013-1, Class B 5.38% due 02/15/2023	1,238,018	1,256,588

		6,006,148

Alternative Waste Technology — 0.4%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,451,000	2,267,175

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,235,100

Auto/Truck Parts & Equipment-Original — 0.9%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,940,000	1,988,500
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	2,898,000	2,600,955

		4,589,455

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	2,991,445

Broadcast Services/Program — 0.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	4,004,000	3,563,560

Building & Construction Products-Misc. — 0.3%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	970,000	989,400

Security Description	Principal Amount	Value (Note 3)

Building & Construction Products-Misc. (continued)
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	$667,000	$705,353

		1,694,753

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	2,914,395

Building Products-Cement — 0.6%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	3,825,000	3,270,375

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,024,375

Cable/Satellite TV — 2.1%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	1,524,000	1,531,620
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	3,526,000	3,561,260
CCOH Safari LLC Senior Notes 5.75% due 02/15/2026*	3,065,000	3,047,744
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,599,000	1,391,130
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,071,000	954,529

		10,486,283

Casino Hotels — 3.1%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	3,306,000	3,074,580
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	5,007,000	4,356,090
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	3,196,000	3,076,150
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,351,000	2,280,470
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,756,875

		15,544,165

Cellular Telecom — 3.4%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	18,357,000	13,217,040

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$1,543,000	$1,558,430
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	2,564,000	2,564,000

		17,339,470

Chemicals-Diversified — 0.4%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	2,403,000	2,090,610

Chemicals-Specialty — 0.9%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,420,000	2,401,850
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	3,570,000	2,150,925

		4,552,775

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	1,188,913

Commercial Services-Finance — 1.4%
Everi Payments, Inc. Senior Notes 10.00% due 01/15/2022	2,740,000	2,356,400
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	2,195,000	1,827,337
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	4,179,000	2,888,734

		7,072,471

Computer Services — 0.1%
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	322,000	322,822

Computer Software — 0.5%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	2,675,000	2,440,938

Computers — 0.1%
Dell, Inc. Senior Notes 4.63% due 04/01/2021	713,000	668,438

Containers-Metal/Glass — 1.2%
Ball Corp. Company Guar. Notes 4.38% due 12/15/2020	1,605,000	1,662,684
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	2,311,000	2,472,770
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	2,055,000	1,916,287

		6,051,741

Security Description	Principal Amount	Value (Note 3)

Containers-Paper/Plastic — 0.9%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	$3,065,000	$2,988,375
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,005,000	1,573,925

		4,562,300

Data Processing/Management — 1.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	625,000	637,500
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,799,000	3,770,507
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	773,000	778,798

		5,186,805

Dialysis Centers — 0.5%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	2,450,000	2,463,781

Disposable Medical Products — 0.2%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	1,231,000	1,177,144

Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	1,817,000	1,662,555
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,581,000	1,490,092

		3,152,647

E-Commerce/Services — 0.8%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	3,838,000	3,957,937

Educational Software — 0.3%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	2,005,000	1,654,125

Electric-Generation — 0.1%
NRG REMA LLC Sub. Notes 9.24% due 07/02/2017	318,949	316,557

Electric-Integrated — 2.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	2,650,000	2,345,250
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	2,778,036
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	194,808	194,808

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mirant Mid Atlantic LLC Pass Through Trust 1st. Mtg. Bonds 10.06% due 12/30/2028	$3,447,054	$3,309,172
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025	5,344,000	3,633,920

		12,261,186

Electronic Components-Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	3,300,000	2,557,500

Energy-Alternate Sources — 0.6%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	4,008,000	3,196,380

Enterprise Software/Service — 0.4%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	1,777,000	1,790,328

Finance-Auto Loans — 2.0%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	2,880,000	2,919,600
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	3,508,000	3,499,230
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	3,840,000	3,715,200

		10,134,030

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,559,250
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,677,000	1,400,295

		2,959,545

Finance-Consumer Loans — 1.9%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	5,079,000	3,656,880
Navient Corp. Senior Notes 5.88% due 10/25/2024	2,825,000	2,238,812
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	2,455,000	2,430,450
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,727,000	1,131,185

		9,457,327

Security Description	Principal Amount	Value (Note 3)

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	$3,600,000	$3,379,500

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,900,000	1,220,750

Food-Dairy Products — 0.6%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	3,000,000	3,090,000

Food-Flour & Grain — 0.4%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	1,853,000	1,973,445

Food-Meat Products — 0.7%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	4,416,000	3,532,800

Food-Misc./Diversified — 0.3%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	1,550,000	1,519,000

Food-Retail — 0.6%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	3,583,000	3,045,550

Food-Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,395,000	1,262,475

Gambling (Non-Hotel) — 0.7%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	1,467,000	1,378,980
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	2,836,000	1,971,020
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014†*(1)(2)(3)	569,536	5,581

		3,355,581

Hotels/Motels — 0.6%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	3,090,000	3,074,550

Human Resources — 0.5%
Team Health, Inc. Company Guar. Notes 7.25% due 12/15/2023*	2,292,000	2,395,140

Independent Power Producers — 1.8%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	3,430,000	3,035,550
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	2,164,000	1,514,800

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	$3,289,000	$2,713,425
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,651,350

		8,915,125

Insurance Brokers — 0.5%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	2,570,000	2,306,575

Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	1,193,000	1,204,930

Internet Connectivity Services — 0.6%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	3,329,000	3,229,130

Investment Management/Advisor Services — 1.2%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,540,160
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	3,833,000	3,449,700

		5,989,860

Marine Services — 0.7%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	3,906,000	3,613,050

Medical Products — 0.7%
Greatbatch, Ltd. Company Guar. Notes 9.13% due 11/01/2023*	3,425,000	3,365,062

Medical-Drugs — 0.5%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.75% due 01/15/2022*	2,485,000	2,593,719

Medical-HMO — 0.5%
Centene Escrow Corp. Senior Notes 5.63% due 02/15/2021*	498,000	506,715
Centene Escrow Corp. Senior Notes 6.13% due 02/15/2024*	2,007,000	2,062,193

		2,568,908

Medical-Hospitals — 3.1%
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	1,370,000	1,373,425
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	572,000	578,435

Security Description	Principal Amount	Value (Note 3)

Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	$4,643,000	$4,434,065
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	5,612,000	5,261,250
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,099,000	3,122,242
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,124,760

		15,894,177

Music — 0.7%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	2,202,000	2,240,535
WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	1,262,000	1,110,560

		3,351,095

Oil & Gas Drilling — 0.1%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,000,000	630,000

Oil Companies-Exploration & Production — 2.9%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	2,096,000	306,540
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,118,000
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021(14)	1,105,000	187,850
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,080,000	1,078,000
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,871,000	617,430
Halcon Resources Corp. Sec. Notes 12.00% due 02/15/2022*	741,000	437,190
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,208,000	2,478,180
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,807,000	370,435
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	582,000

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	$2,567,000	$2,066,435
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,774,000	1,553,440
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	3,540,000	2,053,200
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,860,000	251,100
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	1,645,000	180,950
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,206,000	882,400
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	781,635

		14,944,785

Oil Refining & Marketing — 1.2%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	3,215,000	2,314,800
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,677,000	2,789,434
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,168,000	1,068,720

		6,172,954

Oil-Field Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	757,625

Paper & Related Products — 1.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,575,000	2,446,250
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,801,000	2,738,118

		5,184,368

Pipelines — 2.4%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	2,290,000	2,015,200
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,222,020
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,040,000

Security Description	Principal Amount	Value (Note 3)

Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	$2,600,000	$1,976,000
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,894,000	1,136,400
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	987,187
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	999,000	920,329
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	2,615,000	2,431,950
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	555,670

		12,284,756

Printing-Commercial — 1.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,384,000	2,366,120
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,150,000	2,718,250

		5,084,370

Publishing-Newspapers — 1.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	3,347,000	3,070,872
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	2,615,000	2,304,469

		5,375,341

Publishing-Periodicals — 1.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	4,867,000	4,720,990
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,160,000	2,772,900

		7,493,890

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	2,580,000	2,592,900

Real Estate Investment Trusts — 2.9%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	1,578,000	1,506,990
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	1,500,000	1,323,750

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	$3,567,000	$3,550,949
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	1,736,000	1,744,680
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,830,000	1,894,050
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,526,000	1,469,721
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	1,424,000	1,338,560
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	1,910,000	1,985,531

		14,814,231

Real Estate Management/Services — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,980,000	2,845,900

Real Estate Operations & Development — 0.6%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	3,040,000	3,123,600

Rental Auto/Equipment — 0.6%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	1,525,000	1,479,250
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,825,000	1,628,813

		3,108,063

Retail-Appliances — 0.5%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	3,420,000	2,744,550

Retail-Computer Equipment — 0.4%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	2,282,000	2,233,508

Retail-Pawn Shops — 0.4%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	2,300,000	2,259,750

Retail-Restaurants — 1.2%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	2,317,000	2,447,331
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	4,513,000	3,520,140

		5,967,471

Security Description	Principal Amount	Value (Note 3)

Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.13% due 11/15/2023	$1,562,000	$1,597,145

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	2,248,000	2,422,220

Specified Purpose Acquisitions — 0.7%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	3,617,250

Steel-Producers — 0.7%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	1,950,000	1,662,375
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,989,000	1,854,742

		3,517,117

Telephone-Integrated — 2.6%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	2,115,000	1,797,750
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,120,000	1,036,000
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	235,000	169,200
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	1,073,000	906,685
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,128,481
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	3,295,000	3,204,387
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	5,117,000	4,931,509

		13,174,012

Theaters — 0.6%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	1,505,000	1,540,744
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	516,000	519,225
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,185,000	1,143,525

		3,203,494

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Travel Services — 0.5%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	$2,387,000	$2,398,935

Wire & Cable Products — 1.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	6,770,000	5,119,812

Total U.S. Corporate Bonds & Notes (cost $435,906,303)		384,500,753

FOREIGN CORPORATE BONDS & NOTES — 15.4%
Agricultural Chemicals — 0.4%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	2,560,000	2,252,800

Airlines — 0.4%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	2,058,000	2,109,450

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,100,000	2,821,000

Cable/Satellite TV — 1.7%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	2,379,000	2,367,105
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	3,457,000	3,223,652
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	3,054,000	3,008,190

		8,598,947

Chemicals-Diversified — 0.4%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,156,250

Cruise Lines — 1.4%
NCL Corp., Ltd. Senior Notes 4.63% due 11/15/2020*	2,520,000	2,450,700
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,410,000	1,572,150
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	3,468,000	2,895,780

		6,918,630

Disposable Medical Products — 0.8%
ConvaTec Finance International SA Senior Notes 8.25% due 01/15/2019*(8)	2,000,000	1,780,000
ConvaTec Healthcare E SA Company Guar. Notes 10.50% due 12/15/2018*	2,400,000	2,448,000

		4,228,000

Security Description	Principal Amount	Value (Note 3)

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	$886,000	$768,605

Electronic Components-Semiconductors — 0.5%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	2,650,000	2,703,000

Finance-Leasing Companies — 1.7%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	1,539,000	1,531,305
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,065,000	2,178,575
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	4,975,000	4,813,312

		8,523,192

Gambling (Non-Hotel) — 0.5%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	2,715,000	2,613,188

Machinery-General Industrial — 0.4%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	1,877,000	1,909,848

Medical-Drugs — 1.7%
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	3,483,000	3,535,593
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	5,425,000	5,116,453

		8,652,046

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	485,550

Mining Services — 0.2%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	835,214

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	475,680

Oil Companies-Exploration & Production — 0.7%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,878,000	1,126,800
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	395,000	229,100
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,344,000	1,199,894

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	$2,000,000	$1,135,000

		3,690,794

Paper & Related Products — 0.7%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	3,605,000	3,442,775

Printing-Commercial — 0.8%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	4,033,000	3,821,267

Satellite Telecom — 0.8%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	3,660,000	3,129,300
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	2,620,000	1,139,700

		4,269,000

Security Services — 0.4%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,098,200

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(5)	1,210,000	0

Steel-Producers — 0.6%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	3,260,000	2,648,750
ArcelorMittal Senior Notes 7.75% due 03/01/2041	905,000	638,025

		3,286,775

Telecom Services — 0.3%
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	1,570,000	1,554,300

Total Foreign Corporate Bonds & Notes (cost $89,709,019)		78,214,511

LOANS(11)(12)(13) — 1.3%
Aerospace/Defense — 0.3%
Vencore, Inc. FRS 1st Lien 5.75% due 11/23/2019	1,453,697	1,433,709

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.3%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	2,158,240	1,715,801

Security Description	Principal Amount/ Shares	Value (Note 3)
LOANS(11)(12) (continued)
Electronic Components-Semiconductors — 0.2%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	$1,329,627	$1,309,682

Oil Companies-Exploration & Production — 0.0%
Ascent Resources-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	597,386	12,944

Publishing-Books — 0.5%
Cengage Learning Acquisitions, Inc. FRS 1st Lien 7.00% due 03/31/2020	2,493,703	2,424,348

Total Loans (cost $7,928,635)		6,896,484

COMMON STOCKS — 0.2%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(1)(2)	21,500	0

Television — 0.2%
ION Media Networks, Inc.†(1)(2)(6)	822	814,394

Total Common Stocks (cost $322,508)		814,394

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Diversified Banking Institutions — 1.1%
Citigroup, Inc. FRS 5.95% due 05/15/2025(7)	3,575,000	3,468,823
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	2,263,000	2,270,762

		5,739,585

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	4,314,000	3,095,295

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	2,964,000

Total Preferred Securities/Capital Securities (cost $11,722,601)		11,798,880

Total Long-Term Investment Securities (cost $545,589,066)		482,225,022

REPURCHASE AGREEMENTS — 5.5%
State Street Bank and Trust Co. Joint Repurchase Agreement(9) (cost $28,036,000)	28,036,000	28,036,000

TOTAL INVESTMENTS (cost $573,625,066)(10)	100.2%	510,261,022
Liabilities in excess of other assets	(0.2)	(1,150,012)

NET ASSETS	100.0%	$509,111,010

72

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $233,025,694 representing 45.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $819,975 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Company has filed for bankruptcy protection in country of issuance.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$814,394	$990.75	0.16%

(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)	See Note 3 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(14)	Subsequent to January 31, 2016, security in default of interest.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$5,924,361	$81,787	$6,006,148
Gambling (Non-Hotel)	—	3,350,000	5,581	3,355,581
Rubber/Plastic Products	—	—	0	0
Other Industries	—	375,139,024	—	375,139,024
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	78,214,511	—	78,214,511
Loans:
Building-Residential/Commercial	—	—	0	0
Oil Companies-Exploration & Production	—	—	12,944	12,944
Other Industries	—	6,883,540	—	6,883,540
Common Stocks	—	—	814,394	814,394
Preferred Securities/Capital Securities	—	11,798,880	—	11,798,880
Repurchase Agreements	—	28,036,000	—	28,036,000

Total Investments at Value	$—	$509,346,316	$914,706	$510,261,022

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

73

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

74

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	18.7%
Federal National Mtg. Assoc.	14.6
Diversified Financial Services	13.1
United States Treasury Bonds	8.9
Government National Mtg. Assoc.	5.9
Federal Home Loan Mtg. Corp.	5.4
Diversified Banking Institutions	3.9
Banks-Commercial	1.8
Electric-Integrated	1.5
Commercial Paper	1.3
Pipelines	1.3
Telephone-Integrated	1.0
Real Estate Investment Trusts	1.0
Medical-Drugs	1.0
Finance-Auto Loans	0.9
Insurance-Life/Health	0.8
Auto-Cars/Light Trucks	0.8
Cable/Satellite TV	0.8
Brewery	0.7
Medical-Biomedical/Gene	0.7
Retail-Drug Store	0.7
Small Business Administration	0.7
Oil Companies-Integrated	0.7
Tobacco	0.6
Banks-Super Regional	0.6
Finance-Credit Card	0.5
Medical-HMO	0.5
Banks-Money Center	0.4
Medical Products	0.4
Food-Meat Products	0.3
Food-Confectionery	0.3
Oil-Field Services	0.3
Containers-Paper/Plastic	0.3
Oil Companies-Exploration & Production	0.3
Medical-Generic Drugs	0.3
Insurance-Mutual	0.3
Food-Misc./Diversified	0.3
Finance-Other Services	0.2
Aerospace/Defense	0.2
Banks-Fiduciary	0.2
Municipal Bonds & Notes	0.2
Applications Software	0.2
Sovereign	0.2
Finance-Investment Banker/Broker	0.2
Chemicals-Diversified	0.2
Multimedia	0.2
Building Products-Cement	0.2
Transport-Rail	0.2
Agricultural Chemicals	0.2
Insurance Brokers	0.2
Retail-Restaurants	0.2
Home Decoration Products	0.2
Cellular Telecom	0.2
Computers	0.2
Gold Mining	0.2
Paper & Related Products	0.2
Insurance-Multi-line	0.2
Diversified Operations	0.2
Registered Investment Companies	0.1
Food-Retail	0.1
Television	0.1

Medical Labs & Testing Services	0.1%
Medical Instruments	0.1
Radio	0.1
Resolution Funding	0.1
E-Commerce/Services	0.1
Internet Security	0.1
Diagnostic Equipment	0.1
Enterprise Software/Service	0.1
Steel-Producers	0.1
Cruise Lines	0.1
Security Services	0.1
Finance-Consumer Loans	0.1
Retail-Bedding	0.1
Retail-Apparel/Shoe	0.1
Containers-Metal/Glass	0.1
Chemicals-Specialty	0.1
Gas-Distribution	0.1
Rental Auto/Equipment	0.1
Satellite Telecom	0.1
Retail-Building Products	0.1
Oil Refining & Marketing	0.1
Diversified Minerals	0.1
Diversified Manufacturing Operations	0.1
E-Commerce/Products	0.1
Aerospace/Defense-Equipment	0.1
Metal-Copper	0.1
Racetracks	0.1
Networking Products	0.1
Machinery-Construction & Mining	0.1
Hotels/Motels	0.1
Machinery-Farming	0.1
Instruments-Scientific	0.1
Retail-Regional Department Stores	0.1
Regional Authority	0.1
Tennessee Valley Authority	0.1

99.6%

Credit Quality†#

Aaa	56.1%
Aa	2.4
A	8.0
Baa	17.0
Ba	3.4
B	1.2
Caa	0.2
Not Rated@	11.7

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

75

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES — 12.7%
Diversified Financial Services — 12.7%
A10 Securitization LLC Series 2015-1,Class A1 2.10% due 04/15/2034*(1)	$976,357	$971,504
A10 Securitization LLC Series 2013-1, Class A 2.40% due 11/15/2025*(1)	145,352	145,360
A10 Securitization LLC Series 2015-1,Class A2 3.13% due 04/15/2034*(1)	431,000	429,648
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.23% due 12/26/2044*	395,974	389,600
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(2)	364,952	366,109
ALM XIV, Ltd. FRS Series 2014-14A,Class A1 2.05% due 07/28/2026*(3)	5,000,000	4,943,500
American Credit Acceptance Receivables Trust Series 2014-4, Class A 1.33% due 07/10/2018*	194,691	194,371
American Credit Acceptance Receivables Trust Series 2015-1, Class A 1.43% due 08/12/2019*	422,418	420,970
American Credit Acceptance Receivables Trust Series 2, Class A 1.57% due 06/12/2019*	442,259	440,888
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.95% due 09/12/2019*	255,284	254,760
American Credit Acceptance Receivables Trust Series 2, Class C 4.32% due 05/12/2021*	245,000	239,908
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	986,538	978,728
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,471,648	1,507,113
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	979,564	1,009,526
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	152,904
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	358,367
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	507,796
American Homes 4 Rent Trust Series 2014-SFR2,Class E 6.23% due 10/17/2036*	150,000	153,042
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	286,012

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$750,000	$754,132
AmeriCredit Automobile Receivables Trust Series 2, Class A2A 0.83% due 09/10/2018	288,394	287,768
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	462,432	461,495
AmeriCredit Automobile Receivables Trust Series 2013-4, Class A3 0.96% due 04/09/2018	162,055	162,014
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.88% due 01/25/2036	1,200,000	1,113,662
Angel Oak Mtg. Trust LLC Series 2015-1, Class A 4.50% due 11/25/2045*(2)	583,233	582,784
ARI Fleet Lease Trust Series 2015-A,Class A2 1.11% due 11/15/2018*(4)	1,802,000	1,796,078
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	912,295	887,777
Axis Equipment Finance Receivables III LLC Series 2015-1A,Class A2 1.90% due 03/20/2020*	696,990	695,949
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	655,039	646,773
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	1,008,788	1,016,981
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.72% due 04/20/2025*(3)	4,000,000	3,916,800
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	727,650
Banc of America Commercial Mtg. Trust Series 2006-4, Class A4 5.63% due 07/10/2046(1)	138,332	139,276
BCAP LLC VRS Series 2015-RR4, Class 1A1 1.29% due 09/11/2038*(2)	402,280	378,124
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	1,157,000	1,154,911
Bear Stearns ARM Trust FRS Series 2003-5, Class 2A1 2.61% due 08/25/2033(2)	479,440	477,923
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	847,776	846,356
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	282,390

76

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CAM Mtg. LLC Series 2015-1, Class A 3.50% due 07/15/2064*	$576,418	$575,294
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46% due 12/17/2018*	193,845	193,643
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	536,696	532,851
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	1,035,173	1,033,592
Carnow Auto Receivables Trust Series 2015-1A, Class A 1.69% due 01/15/2020*	542,486	540,724
Cent CLO 16 LP FRS Series 2014-16AR,Class A1AR 1.87% due 08/01/2024*(3)	4,000,000	3,981,600
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.87% due 01/07/2025*	1,597,960	1,597,326
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3 0.83% due 09/17/2018*	162,909	162,679
Citi Held For Asset Issuance Series 2015-PM1, Class A 1.85% due 12/15/2021*	308,933	308,975
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	486,000	488,262
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,297,213
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,648,420
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.96% due 05/15/2046(1)	1,621,140	1,685,580
Colony American Homes FRS Series 2014-2A, Class A 1.38% due 07/17/2031*	1,475,264	1,441,787
Commercial Mtg. Trust FRS Series 2014-TWC, Class A 1.17% due 02/13/2032*(1)	1,000,000	982,316
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,016,581
Commercial Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,061,256
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,505,411
Commercial Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2055(1)	770,833	799,852
Commercial Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,588,080
Commercial Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	651,699

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	$5,000,000	$5,248,868
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.96% due 06/10/2046(1)	442,935	443,214
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	246,308	246,457
CPS Auto Receivables Trust Series 2015-B, Class A 1.65% due 11/15/2019*	1,203,472	1,192,294
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	420,145
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	409,910	407,663
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	744,409	738,692
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	993,616
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	1,689,878	1,689,573
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	711,546
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	220,249
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	516,280
Credit Acceptance Auto Loan Trust Series 2013-1A, Class A 1.21% due 10/15/2020*	120,634	120,602
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	450,000	448,914
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	1,000,000	999,583
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	249,876
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	726,794
Credit Suisse Commercial Mortgage Trust VRS Series 2007-C3, Class AM 5.89% due 06/15/2039(1)	4,994,000	5,096,259
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.86% due 03/15/2039(1)	435,000	434,589
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR2, Class 2A1 2.63% due 03/25/2034(2)	1,665,241	1,664,688

77

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
DBWF 2015-LCM Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	$1,434,510	$1,470,275
DBWF 2015-LCM Mtg. Trust VRS Series 2015-LCM, Class A1 3.54% due 06/10/2034*(1)	1,000,000	994,564
Drive Auto Receivables Trust Series 2015-AA, Class A2 1.01% due 11/15/2017*	197,171	197,101
Drive Auto Receivables Trust Series 2015-CA, Class A2A 1.03% due 02/15/2018*	138,883	138,764
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	816,000	815,867
Drive Auto Receivables Trust Series 2016-AA, Class B 3.17% due 05/15/2020*	625,000	624,897
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	792,204
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	777,000	776,782
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	735,047
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	264,706	263,982
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	440,911
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.80% due 07/19/2044(2)	1,763,952	1,705,565
DT Auto Owner Trust Series 2015-1A, Class A 1.06% due 09/17/2018*	305,387	304,685
DT Auto Owner Trust Series 2015-2A, Class A 1.24% due 09/17/2018*	399,398	398,812
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	301,123
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	341,859	340,834
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	554,426	552,844
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	792,427	791,786
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	525,000	525,443
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,549,013
First Investors Auto Owner Trust Series 2013-1A, Class A2 0.90% due 10/15/2018*	124,509	124,456

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	$794,462	$792,474
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	357,853	357,630
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	470,682	470,748
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,969,198	1,956,507
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	465,787
Flagship Credit Auto Trust Series 2013-1, Class A 1.32% due 04/16/2018*	191,838	191,683
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	932,555	924,740
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	1,360,472	1,357,653
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	252,255
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	189,855
Ford Credit Auto Owner Trust Series 2015-B, Class A2A 0.72% due 03/15/2018	1,480,218	1,479,344
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	720,000	720,046
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,824,017
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,824,226
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	789,888	786,642
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	1,026,544	1,022,574
GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81% due 03/15/2018*	682,340	681,597
GO Financial Auto Securitization Trust Series 2015-2, Class A 3.27% due 11/15/2018*	886,596	886,150
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	428,000	427,051
GO Financial Auto Securitization Trust Series 2015-2, Class B 4.80% due 08/17/2020*	535,000	536,648
Green Tree Agency Advance Funding Trust I Series 2015-T1, Class AT1 2.30% due 10/15/2046*	444,000	443,276

78

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	$700,000	$699,097
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,807,576
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.93% due 09/25/2035(2)	16,354	15,064
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	171,000	169,974
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.97% due 12/10/2027*	835,588	833,879
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.71% due 03/25/2035(2)	329,572	313,211
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.77% due 04/25/2025*(3)	5,000,000	4,915,000
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.43% due 06/17/2031*	1,425,000	1,394,983
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	764,656
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,132,354
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.96% due 06/15/2049(1)	2,100,000	2,143,776
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.96% due 06/15/2049(1)	4,300,000	4,383,040
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.16% due 10/25/2033(2)	1,343,214	1,284,547
LV Tower 52 Series 2013-1, Class A 5.50% due 07/15/2019*(4)(10)	1,367,061	1,343,138
MarketPlace Loan Trust Series 2015-OD1, Class A 3.25% due 06/17/2017*(10)	215,321	214,593
MarketPlace Loan Trust Series 2015-OD2, Class A 3.25% due 08/17/2017*(10)	260,713	260,252
MarketPlace Loan Trust Series 2015-OD4, Class A 3.25% due 12/18/2017*	767,401	760,687
MarketPlace Loan Trust Series 2015-OD3, Class A 3.88% due 09/17/2017*(10)	829,586	826,983
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	818,000	816,817

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.07% due 10/25/2028(2)	$952,879	$927,064
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.31% due 01/25/2029(2)	1,947,790	1,824,284
Morgan Stanley Bank of America Merrill Lynch Trust Series BH3-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,223,838
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.87% due 04/15/2049(1)	6,750,000	6,854,288
MOTOR 2015-1 PLC FRS Series BH3-1A, Class A1 1.03% due 06/25/2022*	1,513,000	1,510,337
Nationstar HECM Loan Trust Series 2015-2A, Class A 2.88% due 11/25/2025*	632,104	631,661
Nationstar HECM Loan Trust Series 2015-1A, Class A 3.84% due 05/25/2018*	433,230	432,147
Nationstar HECM Loan Trust Series 2015-2A, Class M1 4.11% due 11/25/2025*(10)	589,000	586,791
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,399,583
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*(4)	2,850,000	2,854,164
Nissan Auto Lease Trust Series 2015-A, Class A2A 0.99% due 11/15/2017	1,254,354	1,253,551
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/25/2057*	1,314,384	1,288,102
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,314,085	1,312,303
NRZ Advance Receivables Trust Series 2015-T1, Class AT1 2.31% due 08/15/2046*	1,400,000	1,402,816
NRZ Advance Receivables Trust Series 2015-T1, Class CT1 3.10% due 08/15/2046*	300,000	299,719
NRZ Advance Receivables Trust Series 2015-T4, Class AT4 3.20% due 11/15/2047*	2,000,000	2,001,719
NRZ Advance Receivables Trust Series 2015-T1, Class DT1 3.60% due 08/15/2046*	300,000	299,156
NRZ Advance Receivables Trust Series 2015-T3, Class DT3 4.27% due 11/15/2046*	1,000,000	999,658
NRZ Advance Receivables Trust Series 2015-T4, Class DT4 4.67% due 11/15/2047*(10)	750,000	750,685
NRZ Advance Receivables Trust Series 2015-T2, Class DT2 4.68% due 08/17/2048*	321,000	321,201

79

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A1 3.47% due 01/25/2055*	$1,102,699	$1,099,590
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1 3.72% due 07/25/2055*	561,403	558,202
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A2 4.00% due 01/25/2055*	779,000	764,393
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A2 4.00% due 07/25/2055*	205,000	200,674
Ocwen Master Advance Receivables Trust Series 2015-T3, Class AT3 3.21% due 11/15/2047*	1,467,000	1,470,104
Ocwen Master Advance Receivables Trust Series 2015-T3, Class BT3 3.70% due 11/15/2047*(10)	327,000	327,000
Ocwen Master Advance Receivables Trust Series 2015-1, Class DT1 4.10% due 09/17/2046*	438,000	437,502
Ocwen Master Advance Receivables Trust Series 2015-T3, Class DT3 4.69% due 11/15/2047*	750,000	751,397
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	1,120,000	1,118,796
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	1,750,000	1,740,156
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,899,584
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	714,269
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	458,792
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	717,800
OneMain Financial Issuance Trust Series BH3-1A, Class B 3.85% due 03/18/2026*	125,000	125,692
PFP III FRS Series 2015-2, Class A 1.87% due 07/14/2034*(1)	690,000	681,078
PFP III FRS Series 2015-2, Class C 3.67% due 07/14/2034*(1)	235,000	235,115
PFP III FRS Series 2015-2, Class D 4.42% due 07/14/2034*(1)	195,000	195,097

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Prestige Auto Receivables Trust Series BH3-1A, Class A2 0.97% due 03/15/2018*	$239,869	$239,543
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A1 3.75% due 07/27/2030*	548,943	543,829
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A2 4.25% due 07/27/2030*	400,000	393,244
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,083,602
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	398,559
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,136,000	1,130,450
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,752,000	1,764,967
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	491,093
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	834,102
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	100,000	98,889
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	251,988
Purchasing Power Funding LLC Series 2015-A, Class A2 4.75% due 12/15/2019*(10)	1,000,000	995,873
RAIT Trust FRS Series 2015-FL4, Class A 1.78% due 12/15/2031*(1)	585,979	576,948
RAIT Trust FRS Series 2015-FL4, Class AS 2.18% due 12/15/2031*(1)	702,887	695,447
RAIT Trust FRS Series 2014-FL2, Class B 2.58% due 05/13/2031*(1)	450,000	440,833
RAIT Trust FRS Series 2015-FL5, Class B 4.33% due 01/15/2031*(1)	395,000	394,490
Resource Capital Corp., Ltd FRS Series 2015-CRE4, Class A 1.83% due 08/15/2032*(1)	320,000	313,709
Resource Capital Corp., Ltd FRS Series 2015-CRE4, Class B 3.43% due 08/15/2032*(1)	307,000	302,564
RMAT 2015-NPL1 LLC Series 2015-NPL1, Class A1 3.75% due 05/25/2055*	410,864	408,082
RREF 2015-LT7 LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	272,066	271,804
Santander Drive Auto Receivables Trust Series 2014-2, Class A3 0.80% due 04/16/2018	533,292	533,048

80

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series BH3-3, Class B 1.19% due 05/15/2018	$288,284	$288,298
Santander Drive Auto Receivables Trust Series BH3-2, Class B 1.33% due 03/15/2018	243,780	243,824
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	158,582	158,621
Santander Drive Auto Receivables Trust Series 2015-S2, Class R1 1.84% due 11/18/2019*(10)	78,572	77,983
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(10)	325,047	322,609
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(10)	302,517	300,248
Selene Non-Performing Loans LLC Series 2014-1A, Class A 2.98% due 05/25/2054*	474,061	469,396
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.11% due 10/20/2034(2)	1,991,342	1,895,598
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.19% due 04/20/2033(2)	1,997,587	1,907,440
Skopos Auto Receivables Trust Series 2015-2A, Class A 3.55% due 02/15/2020*	232,333	232,169
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	622,956	622,711
SpringCastle America Funding LLC Series 2014-AA, Class B 4.61% due 10/25/2027*	1,080,000	1,080,203
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,667,406
Springleaf Funding Trust Series BH3-AA, Class B 3.62% due 11/15/2024*	544,000	541,303
SPS Servicer Advance Receivables Trust Series 2015-T2, Class DT2 4.23% due 01/15/2047*(10)	645,000	645,304
SPS Servicer Advance Receivables Trust Series 2015-T3, Class DT3 4.43% due 07/15/2047*	534,000	534,000
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.68% due 07/19/2035(2)	908,003	863,580
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	96,784	96,261

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Thornburg Mtg. Securities Trust FRS Series 2004-4, Class 3A 2.22% due 12/25/2044(2)	$317,449	$313,176
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.38% due 10/15/2021*(4)	200,000	197,135
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 1.68% due 05/17/2032*	559,000	544,149
US Residential Opportunity Fund II Trust Series BH3-1II, Class A 3.72% due 02/27/2035*	1,269,952	1,248,496
US Residential Opportunity Fund III Trust Series BH3-1III, Class A 3.72% due 01/27/2035*	2,137,146	2,120,776
Vericrest Opportunity Loan Transferee Series 2015-NPL7, Class A1 3.25% due 02/25/2055*	536,291	526,206
Vericrest Opportunity Loan Transferee Series 2015-NP14, Class A1 4.38% due 11/27/2045*	727,443	726,761
Vericrest Opportunity Loan Trust Series BH3-NPL3, Class A1 3.38% due 10/25/2058*	2,972,103	2,925,800
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	45,341	45,324
VOLT XXII LLC Series BH3-NPL4, Class A1 3.50% due 02/25/2055*	1,781,834	1,768,192
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	499,122	477,489
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	1,973,889	1,954,944
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,725,317	1,701,432
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	2,092,376	2,055,918
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	718,910	710,668
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.90% due 06/15/2049(1)	4,200,000	4,306,431
WaMu Mtg. Pass-Through Certs. FRS Series 2005-AR6, Class 2A1A 0.66% due 04/25/2045(2)	101,395	94,124
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	752,959
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,266,210

81

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 2.74% due 09/25/2034(2)	$1,675,867	$1,708,146
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.75% due 06/25/2035(2)	1,061,613	1,060,257
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	292,229	290,240
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	785,000	783,961

Total Asset Backed Securities (cost $256,401,934)		253,614,597

U.S. CORPORATE BONDS & NOTES — 24.7%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	302,927
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,141,167
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	105,686
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	127,000	131,700
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	1,765,000	1,865,287
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	47,659
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	185,271

		4,779,697

Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,160,000	1,133,900
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	287,956

		1,421,856

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,200,000	1,016,321
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	505,602
Mosaic Co. Senior Notes 3.75% due 11/15/2021	270,000	269,520

Security Description	Principal Amount	Value (Note 3)
Agricultural Chemicals (continued)
Mosaic Co. Senior Notes 4.25% due 11/15/2023	$540,000	$523,721
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	110,047

		2,425,211

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	123,897

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	168,401
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	176,005
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	175,000	174,951
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,335,951
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	128,765
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	126,657
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	156,104
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	217,904

		4,484,738

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	359,555
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	167,783
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	598,190
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	149,300
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,076,975
Ford Motor Credit Co. LLC FRS Senior Notes 0.98% due 09/08/2017	800,000	786,906
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	270,053
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	262,971

82

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	$1,170,000	$1,194,476
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	300,000	302,242
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,209,053
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,066,225
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	455,000	446,227
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,854,552
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	791,000	792,284
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,169,000	2,163,699
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	133,000	133,308
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	363,879
Volkswagen Group of America Finance LLC Company Guar. Notes 2.40% due 05/22/2020*	2,459,000	2,341,775

		15,539,453

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.25% due 02/01/2019	270,000	273,059
BB&T Corp. Senior Notes 2.63% due 06/29/2020	450,000	456,286
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,809,499
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	483,919
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,977,897
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	455,868
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	475,160
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	198,000	198,405

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
PNC Bank NA Senior Notes 2.20% due 01/28/2019	$450,000	$453,258
PNC Bank NA Sub. Notes 3.80% due 07/25/2023	2,500,000	2,594,527
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	2,200,000	2,187,359
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	995,548

		13,360,785

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,105
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	121,535
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	180,000	180,016
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,720,427
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	931,000	952,805
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	537,322
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	92,398

		4,656,608

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	270,379
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	630,000	629,287
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	125,000	125,212
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	540,000	586,476
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	2,015,000	2,071,680
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	362,131
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	210,376
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,010

83

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Huntington National Bank Senior Notes 2.40% due 04/01/2020	$1,512,000	$1,495,566
Huntington National Bank/The Senior Notes 2.88% due 08/20/2020	250,000	252,473
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,302
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	499,883
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	364,907
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	301,971
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	900,000	905,349
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	900,430
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	152,000	153,324
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,446,150
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	203,526
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	456,394
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	314,701
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	436,707
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	112,499

		12,394,733

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	231,209
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	125,957
PepsiCo, Inc. Senior Notes 4.88% due 11/01/2040	49,000	53,830

		410,996

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	116,620

Security Description	Principal Amount	Value (Note 3)
Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	$1,150,000	$1,116,384
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	3,728,000	3,750,786
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	520,000	527,778
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,286,211
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	1,053,641
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	4,480,000	4,639,371
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	2,340,000	2,425,457

		14,799,628

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	350,000	283,410

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	202,374
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,564,360

		3,766,734

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	280,000	288,050
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,100,000	2,190,552
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	448,000	448,803
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,451,000	2,453,429
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	131,000	131,622
CCO Safari II LLC Senior Sec. Notes 6.83% due 10/23/2055*	175,000	174,231
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	900,000	929,927
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	620,055

84

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	$450,000	$404,620
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	302,635
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	300,000	303,098
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	180,000	177,616
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.60% due 02/15/2021	630,000	667,974
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	5,377,000	4,278,914
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	720,000	765,848

		14,137,374

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	208,000
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	794,000	863,920

		1,071,920

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	540,000	559,474

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	358,050
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	156,084
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	1,370,850

		1,884,984

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	367,229

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	323,323
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	724,087

Security Description	Principal Amount	Value (Note 3)
Computers (continued)
Apple, Inc. Senior Notes 3.20% due 05/13/2025	$288,000	$292,538
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	433,032
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,414,623

		3,187,603

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,478,400
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	433,000	448,155

		1,926,555

Containers-Paper/Plastic — 0.3%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	1,135,000	1,106,625
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,081,781
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,250,000

		6,438,406

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	82,456
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,160,258

		2,242,714

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	110,782

Diversified Banking Institutions — 3.1%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,080,000	1,076,286
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	395,735
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	720,000	723,244
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	6,954,114
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	307,602

85

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	$3,056,000	$3,088,714
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,515,120
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	734,159
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	266,206
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	887,335
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	750,894
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	744,502
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,241,922
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	768,118
Citigroup, Inc. FRS Senior Notes 1.03% due 03/10/2017	400,000	398,543
Citigroup, Inc. FRS Senior Notes 1.40% due 04/01/2016	500,000	500,029
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,071,194
Citigroup, Inc. Senior Notes 2.55% due 04/08/2019	720,000	722,604
Citigroup, Inc. Senior Notes 3.75% due 06/16/2024	180,000	181,945
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	450,000	433,071
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	533,908
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,430,000	1,428,111
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	89,000	88,130
Goldman Sachs Group, Inc. FRS Senior Notes 1.46% due 11/15/2018	500,000	499,401
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,517,797

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	$1,800,000	$1,791,558
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	906,544
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,468,508
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,146,294
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	600,000	649,901
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	319,111
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,121,310
Morgan Stanley FRS Senior Notes 1.07% due 10/18/2016	500,000	498,570
Morgan Stanley Senior Notes 2.38% due 07/23/2019	690,000	688,137
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,483,784
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	228,000	220,077
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,686,311
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	939,220
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	75,304
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	300,000	319,068
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,205,228
Morgan Stanley Senior Notes 5.50% due 07/28/2021	3,800,000	4,250,520
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,617,686
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	873,822

		63,089,637

Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	774,000	803,262

86

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	$200,000	$209,098
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	129,000	143,730

		1,156,090

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Senior Notes 5.80% due 03/15/2037	300,000	343,199
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	185,802
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	188,366

		717,367

Diversified Operations — 0.2%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,728,487
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	178,279

		2,906,766

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	283,111
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	283,763
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,010,000	959,734

		1,526,608

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,286,216

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	384,093

Electric-Integrated — 1.1%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	105,742
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	117,804
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	453,159
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	181,795

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	$180,000	$176,310
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	1,933,299
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,310,656
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,747,425
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	696,733
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	106,251
DTE Energy Co. Senior Notes 3.30% due 06/15/2022*	60,000	61,560
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	365,948
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	244,592
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	183,313
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	259,616
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	180,652
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,326,679
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	467,396
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	686,000	714,139
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	823,737
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	268,950
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	371,028
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	389,968
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	461,548
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	145,703

87

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	$200,000	$242,351
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,248,530
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,142,811
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	273,632
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	552,250
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	211,278
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	123,942
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	447,175
Southern Power Co. Senior Notes 4.15% due 12/01/2025	91,000	92,753
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	189,602
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	579,352
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	111,509
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	236,432

		22,545,620

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	171,833
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	299,976

		471,809

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	197,989
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	598,788

		796,777

Security Description	Principal Amount	Value (Note 3)
Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	$450,000	$463,354

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	444,145
Oracle Corp. Senior Notes 2.80% due 07/08/2021	360,000	368,551
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	587,142
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	93,448
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	533,507
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	181,353

		2,208,146

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(4)(10)	18,900,000	18,592,097

Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	2,200,000	2,161,500

Finance-Credit Card — 0.5%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	194,442
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	361,907
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	482,125
American Express Credit Corp. Senior Notes 2.60% due 09/14/2020	200,000	201,221
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	900,000	879,245
Visa, Inc. Senior Notes 2.80% due 12/14/2022	7,755,000	7,901,042

		10,019,982

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	710,191
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,812,813

		2,523,004

88

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.2%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	$2,283,000	$2,294,559
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	557,000	565,868
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,724,000	1,767,210

		4,627,637

Food-Confectionery — 0.3%
JM Smucker Co. Company Guar. Notes 3.00% due 03/15/2022	2,816,000	2,846,950
JM Smucker Co. Company Guar. Notes 4.25% due 03/15/2035	1,132,000	1,116,323
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,677,969

		6,641,242

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,225,000	2,339,031
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	4,250,000	4,399,830
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	101,421

		6,840,282

Food-Misc./Diversified — 0.3%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	386,731
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	306,771
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	1,600,000	1,631,621
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	181,000	218,541
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,419,000	1,492,352
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	650,000	654,532
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	599,000	613,963

		5,304,511

Food-Retail — 0.1%
Kroger Co. FRS Senior Notes 1.15% due 10/17/2016	300,000	299,910

Security Description	Principal Amount	Value (Note 3)
Food-Retail (continued)
Kroger Co. Senior Notes 3.30% due 01/15/2021	$540,000	$560,374
Kroger Co. Senior Notes 3.85% due 08/01/2023	1,300,000	1,365,018
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	566,614

		2,791,916

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	114,243

Gas-Distribution — 0.1%
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	434,759
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	268,199
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	571,035
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	605,691

		1,879,684

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	1,602,320

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,211,786

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 5.10% due 10/01/2025	926,000	954,179

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	900,000	931,618

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	294,361
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	268,600
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	2,500,000	2,614,495

		3,177,456

89

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.7%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	$2,900,000	$3,009,411
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	180,600
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	450,000	489,103
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	506,227
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	1,900,000	1,938,669
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	447,701
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	4,356,000	4,277,209
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	453,810
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	151,089
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,025,683

		14,479,502

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,676,404
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	439,260
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	543,740
Metropolitan Life Global Funding I Sec. Notes 3.00% due 01/10/2023*	326,000	326,050

		2,985,454

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,400,000	3,493,344
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	450,000	486,649
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	328,505
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	256,678

Security Description	Principal Amount	Value (Note 3)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	$550,000	$555,289
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	260,883

		5,381,348

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	79,021
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	644,814
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,033

		774,868

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	574,038

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	2,300,000	2,254,000

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	630,000	647,932
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	105,490

		753,422

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	730,115
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	182,674
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	119,650

		1,032,439

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	360,849
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,219
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	462,877
John Deere Capital Corp. Senior Notes 3.40% due 09/11/2025	54,000	55,538

		950,483

90

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	$62,000	$62,514

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	180,000	185,917
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	270,000	275,606
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,097,788

		2,559,311

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	296,676
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,303,634

		2,600,310

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	180,000	182,981
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	184,147
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	2,026,558
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	4,671,000	4,647,430

		7,041,116

Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	310,754
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	746,744
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	182,817
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	1,778,721
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,211,508
Celgene Corp. Senior Notes 2.88% due 08/15/2020	4,512,000	4,548,827
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	333,989

Security Description	Principal Amount	Value (Note 3)
Medical-Biomedical/Gene (continued)
Celgene Corp. Senior Notes 5.00% due 08/15/2045	$114,000	$113,704
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	112,000	115,162
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	183,872
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	87,647
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,219,055
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	1,937,721

		13,770,521

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	256,000	256,057
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	3,511,000	3,433,438
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	287,884
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	95,000	96,337
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	47,000	46,558
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,162,649
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,649,618
Forest Laboratories LLC Senior Notes 5.00% due 12/15/2021*	450,000	493,276
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	130,733
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	31,737
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	477,522
Zoetis, Inc. Senior Notes 3.45% due 11/13/2020	30,000	30,435
Zoetis, Inc. Senior Notes 4.50% due 11/13/2025	84,000	86,625

		13,182,869

91

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.35% due 11/29/2016	$630,000	$625,594
Mylan, Inc. Company Guar. Notes 1.80% due 06/24/2016	360,000	360,415

		986,009

Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	534,890
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	170,857
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	145,000	145,828
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	8,222,000	8,506,654
UnitedHealth Group, Inc. Senior Note 4.63% due 07/15/2035	160,000	170,251

		9,528,480

Medical-Hospitals — 0.0%
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	405,340

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	107,721
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	92,127

		199,848

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	243,078
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	153,296
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	105,259

		501,633

Metal-Copper — 0.1%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	162,500
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 2.38% due 03/15/2018	270,000	172,800
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	705,200

Security Description	Principal Amount	Value (Note 3)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	$193,000	$76,717
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	216,000	85,748

		1,202,965

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	537,603
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	618,629
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	656,771
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/2036	200,000	220,320
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	178,184
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	365,239
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	456,195
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	300,000	302,324
Walt Disney Co. Senior Notes 3.15% due 09/17/2025	150,000	154,483

		3,489,748

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	375,956
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	230,261
Cisco Systems, Inc. Senior Notes 3.50% due 06/15/2025	88,000	92,169
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	382,456

		1,080,842

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	489,306
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	115,366
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	39,997

		644,669

92

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	$359,000	$343,620

Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	103,565
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	202,681
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	200,544
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	216,660

		723,450

Oil Companies-Exploration & Production — 0.2%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	297,737
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	382,166
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	203,669
Apache Corp. Senior Notes 6.00% due 01/15/2037	360,000	316,951
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,410,000	662,750
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	419,983
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	286,237
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	100,000	87,173
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	200,000	181,953
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	99,013
EOG Resources, Inc. Senior Notes 5.10% due 01/15/2036	235,000	232,057
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	239,473
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	406,797
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	129,912
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	133,000	133,000

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	$114,000	$108,647
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	48,853

		4,236,371

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 3.33% due 11/17/2025	204,000	202,147
ConocoPhillips Co. Company Guar. Notes 2.20% due 05/15/2020	123,000	114,625
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	461,865
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	225,000	193,231
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	450,000	447,315
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	450,000	322,206
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	71,774

		1,813,163

Oil Refining & Marketing — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	511,219
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,545,000	1,255,288

		1,766,507

Oil-Field Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	1,337,000
Halliburton Co. Senior Notes 3.38% due 11/15/2022	92,000	90,360
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	329,820
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	78,243
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	215,260

		2,050,683

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,700,000	2,999,098

93

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	$180,000	$172,730
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022	540,000	559,878

		732,608

Pipelines — 1.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	180,000	152,424
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	145,210
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	229,959
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	194,394
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	145,552
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	173,000	146,173
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	2,072,970
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	2,256,000	1,545,247
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	145,682
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	245,004
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	67,134
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	180,746
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	246,104
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	668,999
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	110,000	91,354
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	136,283
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	856,230
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,700,000	3,528,046

Security Description	Principal Amount	Value (Note 3)
Pipelines (continued)
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	$103,000	$91,787
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	152,133
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	210,591
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	130,000	101,132
ONEOK Partners LP Company Guar. Notes 3.80% due 03/15/2020	140,000	129,223
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	650,000	522,057
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	189,038
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	503,028
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	144,464
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	128,355
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	188,182
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,104,500
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	454,731
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/2038	370,000	359,567
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,015,874
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	275,157
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	2,380,000	1,999,609
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.40% due 04/01/2021	225,000	209,800
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	380,913

94

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	$99,000	$92,422
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	181,000	115,370
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	3,282,000	1,843,063

		23,008,507

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,135,000	1,086,763

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,515,000	2,552,725

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,900,000	3,097,794
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	149,533
Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,170,100
DDR Corp. Senior Notes 3.38% due 05/15/2023	2,500,000	2,396,523
Duke Realty LP Company Guar. Notes 4.38% due 06/15/2022	270,000	282,826
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,200,000	2,282,500
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	532,274
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	271,337
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	296,918
HCP, Inc. Senior Notes 3.88% due 08/15/2024	3,500,000	3,421,057
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	535,564
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,613,012
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	291,986
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	293,955

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	$100,000	$99,818
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	357,468
Simon Property Group LP Senior Notes 3.30% due 01/15/2026	81,000	80,987
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	270,000	281,591
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	246,407
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	656,969

		20,358,619

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	57,480

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	637,230
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,229,350

		1,866,580

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	1,900,000	1,975,595

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	450,000	399,806
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,718,874

		2,118,680

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	781,000	789,802
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	172,000	172,829
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	185,507
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	183,343
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	119,000	122,772

95

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products (continued)
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	$300,000	$356,427

		1,810,680

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	215,969
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	284,695
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	282,971

		783,635

Retail-Drug Store — 0.7%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	4,979,000	5,126,553
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	810,000	853,056
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,292,197
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	605,000	605,122
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	3,100,000	3,051,668
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	460,000	415,586

		13,344,182

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	450,000	417,571
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	280,000	231,976
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	219,314

		868,861

Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	2,191,000	2,215,248
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	156,344
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	119,396
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	162,861

Security Description	Principal Amount	Value (Note 3)
Retail-Restaurants (continued)
Yum! Brands, Inc. Senior Notes 5.35% due 11/01/2043	$1,173,000	$868,020

		3,521,869

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	1,836,456

Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	2,100,000	2,178,750

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	308,923

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	615,235
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,591,778

		2,207,013

Telecom Services — 0.0%
GTP Acquisition Partners I LLC Sec. Revenue Notes 2.35% due 06/15/2045*	155,000	152,895

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	450,000	445,001
AT&T, Inc. Senior Notes 3.00% due 02/15/2022	900,000	886,961
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	403,000	395,262
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	53,650
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,818,000	4,345,330
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	119,000	105,515
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	536,451
BellSouth Corp. Senior Notes 6.88% due 10/15/2031	977,000	1,104,414
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	1,160,000	1,117,950
Verizon Communications, Inc. Senior Notes 1.35% due 06/09/2017	810,000	809,046

96

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	$300,000	$301,727
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	450,000	452,823
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	573,840
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,440,000	1,593,072
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	564,969
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	5,200,000	6,070,771
Verizon Pennsylvania LLC Senior Notes 8.35% due 12/15/2030	600,000	739,889

		20,096,671

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	531,206

Tobacco — 0.4%
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	1,101,000	1,114,314
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	3,768,000	3,986,680
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,486,000	1,576,343
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,133,360

		8,810,697

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	299,164
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	726,726
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	406,888
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	631,765
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	58,929
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	553,635

Security Description	Principal Amount	Value (Note 3)
Transport-Rail (continued)
Union Pacific Railroad Co. Pass Through Certs. 2.70% due 05/12/2027	$380,000	$380,928

		3,058,035

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	247,318
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	356,068
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	145,395
Ryder System, Inc. Notes 2.88% due 09/01/2020	57,000	56,254

		805,035

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	245,297
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	363,620

		608,917

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	251,000	257,313

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	466,532

Total U.S. Corporate Bonds & Notes (cost $521,063,299)		496,197,195

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	327,375

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	141,552
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	535,538
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	241,774
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	281,069

		1,199,933

97

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 1.0%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	$328,000	$326,915
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	255,462
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	298,483
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	180,308
Bank of Nova Scotia FRS Senior Notes 0.93% due 04/11/2017	400,000	399,102
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	547,516
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	250,913
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,239,552
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	782,287
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,099,590
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	275,852
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025	201,000	202,055
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	254,452
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.63% due 12/01/2023	400,000	414,430
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	250,000	253,104
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	561,000
Credit Suisse NY FRS Senior Notes 0.79% due 03/11/2016	400,000	399,924
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,400,762
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	600,202
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	2,950,000	3,173,663

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*(4)	$944,000	$927,493
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	254,106
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	258,529
National Australia Bank, Ltd. NY Senior Notes 3.38% due 01/14/2026	250,000	254,157
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	301,745
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	468,925
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	318,048
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	381,042
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	300,000	283,842
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	400,000	399,245
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	268,091
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	250,784
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	401,703
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,375
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	453,775
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	438,232
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	221,285

		20,971,949

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	303,282

Banks-Money Center — 0.4%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	436,967
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,158,002

98

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	$200,000	$198,896
DBS Bank, Ltd. FRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,396,995
Lloyds Bank PLC Company Guar. Notes 1.75% due 03/16/2018	423,000	423,126
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	200,000	203,321
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	241,463

		8,058,770

Cable/Satellite TV — 0.1%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,160,000	1,142,600

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	886,703
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	568,060
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	184,211
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	95,000	89,304
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	95,000	89,568
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	308,944

		2,126,790

Chemicals-Diversified — 0.2%
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,262,000	3,537,022

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	2,100,000	2,202,564

Diversified Banking Institutions — 0.5%
Barclays PLC Senior Notes 3.25% due 01/12/2021	652,000	655,066
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,365,959
Barclays PLC Senior Notes 5.25% due 08/17/2045	200,000	204,461

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
BNP Paribas SA Sub. Notes 4.38% due 09/28/2025*	$500,000	$485,282
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,560,000	2,488,684
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 09/15/2022	250,000	252,848
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045	250,000	246,504
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	90,802
Deutsche Bank AG Senior Notes 2.95% due 08/20/2020	200,000	199,284
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	440,437
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	197,244
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	600,000	727,203
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*(4)	1,627,000	1,629,772

		9,983,546

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	1,804,000	1,804,835
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	365,000	366,337
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	2,011,000	2,067,805

		4,238,977

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	179,171
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	148,624
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	247,287
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	256,206

99

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Tyco International Finance SA Company Guar. Notes 5.13% due 09/14/2045	$60,000	$60,654

		891,942

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	767,720
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	720,000	394,200
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	1,100,000	495,000

		1,656,920

Electric-Integrated — 0.4%
EDP Finance BV Senior Notes 4.90% due 10/01/2019*	1,040,000	1,067,976
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,146,308
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/2017*	2,800,000	2,990,053

		7,204,337

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	557,783

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	449,000	454,022
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,421,658

		1,875,680

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	1,426,000

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	358,056

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	1,518,000	1,497,753

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	126,931

Security Description	Principal Amount	Value (Note 3)
Medical-Drugs — 0.3%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	$1,160,000	$1,165,800
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	400,000	403,236
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	1,500,000	1,365,000
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*(4)	2,100,000	2,090,813

		5,024,849

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,874,000	1,896,915
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	230,000	233,393
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,835,000	1,807,804
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	800,000	803,763

		4,741,875

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	540,000	502,158

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	363,077

Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 5.20% due 03/15/2025	132,000	79,860
Ensco PLC Senior Notes 5.75% due 10/01/2044	80,000	45,600
Noble Holding International, Ltd. Company Guar. Notes 4.00% due 03/16/2018	57,000	45,466
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	180,000	73,800
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	2,945,580	633,300

		878,026

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	162,919

100

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	$180,000	$140,040
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	201,526
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	500,000	499,506
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	310,357
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	199,922

		1,514,270

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	148,000	145,267
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	172,873
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	713,232
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	249,283
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	228,339
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	136,800
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	154,400
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	100,000	87,970
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	306,905
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023*	1,428,000	170,646
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	500,000	510,650
Petro-Canada Notes 5.95% due 05/15/2035	200,000	180,565
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	469,044
Petrobras Global Finance BV FRS Company Guar. Notes 2.89% due 03/17/2017	400,000	372,000

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Integrated (continued)
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	$540,000	$405,675
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	700,000	506,450
Petrobras Global Finance BV Company Guar. Notes 6.85% due 06/05/2049	38,000	24,035
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	700,000	600,880
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025*	180,000	154,620
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	688,625
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	112,000	113,512
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026*	179,000	182,133
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	1,249,000	1,223,113
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	596,896
Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	115,149
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	229,288
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	668,413
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	87,143
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	160,655
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	563,815
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	189,755
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	722,443

		11,130,574

Oil-Field Services — 0.2%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	539,063
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	3,951,000	3,905,287

		4,444,350

101

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*(4)(10)	$731,485	$21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.32% due 04/28/2018*(4)(10)	197,463	5,924
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.32% due 04/28/2018*(4)(10)	321,460	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.32% due 04/28/2027*(4)(10)	1,756,853	0

		27,868

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	176,751
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	243,549
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	347,713
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	186,840

		954,853

Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	370,924

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,219,250

Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,642,829

Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	864,000

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	649,182
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	51,000	52,108

		701,290

Total Foreign Corporate Bonds & Notes (cost $116,356,025)		108,068,403

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES — 26.8%
Federal Home Loan Mtg. Corp. — 5.4%
3.00% due 11/01/2030	$1,113,025	$1,161,348
3.00% due 03/01/2043	1,682,998	1,724,476
3.00% due 04/01/2043	128,866	132,162
3.00% due 05/01/2043	203,270	208,886
3.50% due 08/01/2026	74,775	79,085
3.50% due 02/01/2042	265,578	278,916
3.50% due 05/01/2042	70,668	74,077
3.50% due 07/01/2042	378,718	396,231
3.50% due 03/01/2043	217,028	227,086
3.50% due 09/01/2045	8,841,556	9,249,737
3.50% due 12/01/2045	4,642,403	4,856,725
4.00% due 07/01/2025	210,068	224,124
4.00% due 10/01/2040	280,262	300,088
4.00% due 11/01/2040	173,964	186,270
4.00% due 11/01/2043	373,885	399,487
4.00% due 04/01/2044	2,201,636	2,352,775
4.00% due March TBA	2,289,000	2,438,056
4.50% due 07/01/2025	64,981	69,245
4.50% due 07/01/2040	1,232,875	1,342,240
4.50% due 03/01/2041	72,812	78,992
4.50% due 05/01/2041	175,689	191,478
5.00% due 09/01/2019	76,302	80,279
5.00% due 11/01/2035	44,796	49,307
5.00% due 10/01/2036	75,066	82,900
5.00% due 12/01/2036	40,181	44,373
5.00% due 10/01/2037	14,823	16,377
5.00% due 08/01/2039	46,953	52,262
5.00% due 01/01/2040	64,793	72,118
5.00% due 04/01/2040	34,868	38,820
5.50% due 10/01/2017	31,003	31,890
5.50% due 08/01/2019	111,384	117,847
5.50% due 05/01/2036	16,219	18,091
5.50% due 12/01/2036	3,880	4,332
5.50% due 01/01/2038	53,142	59,417
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 0.94% due 09/25/2022(1)	1,696,578	1,680,549
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,203,185
Series K708, Class A2
2.13% due 01/25/2019(1)	4,650,000	4,733,881
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,847,486
Series K706, Class A2
2.32% due 10/25/2018(1)	5,315,000	5,434,733
Series K022, Class A2
2.36% due 07/25/2022(1)	6,900,000	6,953,129
Series K704, Class A2
2.41% due 08/25/2018(1)	944,000	966,104
Series KJO2, Class A2
2.60% due 09/25/2020(1)	218,000	223,820
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,498,737
Series K703, Class A2
2.70% due 05/25/2018(1)	500,000	513,515
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	958,127
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,759,064

102

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K044, Class A2
2.81% due 01/25/2025(1)	$1,464,000	$1,479,072
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	213,352
Series K714, Class A2
3.03% due 10/25/2020 FRS(1)	1,042,000	1,092,216
Series K033, Class A2
3.06% due 07/25/2023 FRS(1)	4,682,000	4,879,205
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,491,416
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,183,360
Series K047, Class A2
3.33% due 05/25/2025(1)	2,283,000	2,415,745
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	399,803
Federal Home Loan Mtg. Corp. REMIC Series 3382, Class OA zero coupon due 11/15/2037(2)	1,466,620	1,382,642
Series 3582, Class MB
zero coupon due 10/15/2039(2)	1,261,647	1,152,369
Series 4077, Class MF
0.93% due 07/15/2042 FRS(2)	667,327	668,929
Series 4374, Class NC
1.75% due 02/15/2046(2)	1,749,127	1,825,582
Series 4371, Class GZ
2.00% due 05/15/2042(2)	1,228,607	971,824
Series 2691, Class ZU
5.50% due 09/15/2033(2)	4,803,710	5,399,368
Federal Home Loan Mtg.Corp. STRIPS 3.00% due 08/15/2042(2)	2,650,608	2,698,878
3.00% due 01/15/2044(2)	893,627	907,809
3.50% due 07/15/2042(2)	4,121,263	4,294,364

		108,867,761

Federal National Mtg. Assoc. — 14.6%
0.62% due 03/01/2025 FRS	7,854,845	7,854,476
0.73% due 11/01/2023 FRS	997,306	996,773
2.32% due 03/01/2023	3,775,636	3,805,449
2.35% due 01/01/2023	3,000,000	3,025,399
2.77% due 03/01/2022	511,283	528,245
2.93% due 01/01/2025	3,080,000	3,153,025
2.38% due 03/01/2023	7,842,779	7,931,959
2.41% due 05/01/2023	110,663	111,804
2.55% due 05/01/2023	114,327	116,498
2.70% due 04/01/2025	10,000,000	10,057,007
2.81% due 06/01/2022	7,134,063	7,383,846
2.82% due 07/01/2022	3,126,921	3,237,409
2.83% due 05/01/2027	2,500,000	2,509,611
2.83% due 06/01/2027	2,000,000	2,005,803
2.84% due 04/01/2025	4,148,876	4,223,963
2.89% due 05/01/2027	4,000,000	4,055,196
2.92% due 02/01/2030	1,700,000	1,700,131
2.92% due 05/01/2030	2,000,000	2,070,955
2.94% due 05/01/2030	1,680,000	1,672,426
2.96% due 06/01/2027	2,000,000	2,056,811
2.97% due 06/01/2030	2,000,000	2,005,857
3.00% due 03/01/2027	79,935	83,529
3.00% due 04/01/2027	506,713	529,483
3.00% due 04/01/2030	366,402	382,153
3.00% due 10/01/2030	3,716,614	3,876,388
3.00% due 11/01/2030	206,294	215,227

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
3.00% due 12/01/2030	$348,222	$363,345
3.00% due 05/01/2043	842,337	858,256
3.03% due 04/01/2030	2,000,000	2,008,591
3.04% due 12/01/2024	2,727,325	2,826,147
3.05% due 09/01/2024	5,812,198	6,030,196
3.07% due 09/01/2024	4,406,459	4,577,700
3.10% due 09/01/2025	3,300,000	3,392,800
3.12% due 06/01/2035	2,000,000	1,929,880
3.13% due 04/01/2030	5,000,000	5,089,657
3.13% due 06/01/2030	1,000,000	1,036,037
3.16% due 02/01/2032	2,840,000	2,942,831
3.20% due 06/01/2030	1,000,000	1,025,494
3.23% due 11/01/2020	4,820,898	5,088,353
3.30% due 10/01/2021	12,271,316	12,947,212
3.30% due 07/01/2030	1,005,000	1,038,304
3.48% due 11/01/2020	4,072,443	4,340,757
3.49% due 12/01/2020	4,096,032	4,359,747
3.50% due 11/01/2041	32,263	33,815
3.50% due 01/01/2042	429,609	452,423
3.50% due 04/01/2043	178,220	186,863
3.50% due 04/01/2022	308,723	326,348
3.50% due 06/01/2043	4,732,250	4,961,583
3.50% due 07/01/2043	1,668,109	1,748,815
3.50% due 08/01/2043	892,852	936,222
3.50% due 07/01/2043	350,874	367,850
3.50% due 03/01/2045	2,006,777	2,103,310
3.76% due 12/01/2035	1,997,993	2,091,403
3.77% due 12/01/2025	1,500,000	1,628,008
3.84% due 05/01/2018	2,740,000	2,875,300
3.99% due 07/01/2021	1,481,421	1,619,479
4.00% due 01/01/2035	7,352,514	7,955,216
4.00% due 04/01/2020	1,886,481	1,971,934
4.00% due 09/01/2040	1,713,520	1,836,014
4.00% due 02/01/2041	380,033	407,476
4.00% due 06/01/2041	2,542,230	2,723,035
4.00% due 11/01/2041	1,050,350	1,126,208
4.00% due 01/01/2042	5,980,833	6,408,770
4.00% due 04/01/2042	1,222,971	1,316,296
4.00% due 12/01/2042	951,231	1,022,754
4.00% due 07/01/2043	1,269,538	1,359,895
4.00% due 09/01/2044	13,000,486	13,901,727
4.00% due 11/01/2044	6,620,325	7,078,844
4.00% due 02/01/2045	7,566,912	8,089,430
4.08% due 01/01/2029	865,632	962,506
4.26% due 12/01/2019	295,938	321,238
4.30% due 06/01/2021	964,881	1,063,768
4.50% due 08/01/2018	233,182	241,689
4.50% due 05/01/2025	39,012	42,282
4.50% due 03/01/2034	166,611	182,539
4.50% due 01/01/2040	2,875,880	3,134,165
4.50% due 05/01/2040	58,455	63,868
4.50% due 10/01/2040	68,015	74,480
4.50% due 02/01/2041	569,471	620,779
4.50% due 04/01/2041	3,135,427	3,418,425
4.50% due 07/01/2042	1,659,136	1,808,434
4.50% due 04/01/2044	205,181	223,628
4.68% due 09/01/2019	275,000	302,991
5.00% due 03/01/2034	35,047	39,418
5.00% due 04/01/2034	53,106	58,925
5.00% due 05/01/2035	29,771	32,975
5.00% due 07/01/2035	80,712	89,873
5.00% due 08/01/2035	69,293	77,105

103

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 09/01/2035	$22,896	$25,598
5.00% due 10/01/2035	95,474	105,657
5.00% due 10/01/2039	44,613	49,884
5.00% due 11/01/2039	105,846	118,524
5.00% due 12/01/2039	104,168	116,644
5.00% due 02/01/2040	88,660	99,302
5.00% due 06/01/2040	68,231	75,962
5.00% due 03/01/2042	12,770,288	14,189,985
5.32% due 06/01/2018	221,295	237,266
5.50% due 11/01/2034	7,278	8,234
5.50% due 01/01/2036	287,603	324,409
5.50% due 11/01/2036	86,477	97,016
5.50% due 06/01/2037	351,266	393,726
5.50% due 08/01/2037	263,121	297,079
5.50% due 01/01/2038	56,067	62,703
5.50% due 12/01/2038	6,196,597	7,012,986
5.57% due 03/01/2038	3,237,969	3,691,055
6.00% due 02/01/2033	68,299	77,724
6.00% due 10/01/2035	30,502	34,691
6.00% due 01/01/2036	38,313	43,657
6.00% due 02/01/2037	28,641	32,422
6.00% due 03/01/2037	19,210	22,037
6.00% due 04/01/2037	21,302	24,320
6.00% due 06/01/2037	311,969	357,384
6.00% due 06/01/2038	100,724	115,170
6.00% due 10/01/2038	20,573	23,271
Federal National Mtg. Assoc. REMIC Series 2008-11, Class DO zero coupon due 03/25/2038(2)	2,295,587	2,169,809
Series 2007-114, Class A6
0.63% due 10/27/2037 FRS(2)	1,270,436	1,263,892
Series 2015-M17, Class FA
1.13% due 11/25/2022 FRS(1)	2,247,151	2,227,894
Series 2012-96, Class CB
1.50% due 04/25/2039(2)	1,973,077	1,907,147
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,261,364
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	14,986,555
Series 2015-N8, Class A2
2.90% due 01/25/2025 VRS(1)	2,000,000	2,039,374
Series 2015-M10, Class A2
3.09% due 04/25/2027 FRS(1)	1,556,000	1,618,680
Series 2015-M2, Class A3
3.15% due 12/25/2024 FRS(1)	972,130	1,004,561
Series 2011-104, Class NY
4.00% due 03/25/2039(2)	1,672,641	1,848,215
Series 2010-45, Class A1
5.00% due 02/25/2021(2)(9)	4,381,574	258,714
Series 2010-47, Class MB
5.00% due 09/25/2039(2)	3,000,000	3,401,242
Series 2005-93, Class PZ
5.50% due 10/25/2035(2)	1,237,648	1,458,257
Series 2002-56, Class ZQ
6.00% due 09/25/2032(2)	931,474	1,058,388
Series 2005-109, Class GE
6.00% due 12/25/2035(2)	1,397,000	1,783,702
Series 2009-39, Class Z
6.00% due 06/25/2039(2)	2,739,492	3,491,198

		294,148,534

Security Description	Principal Amount	Value (Note 3)
Government National Mtg. Assoc. — 5.9%
3.50% due 10/20/2033	$1,433,809	$1,523,020
3.50% due 11/15/2040	166,313	175,302
3.50% due 12/15/2041	163,878	173,568
3.50% due 02/15/2042	385,046	406,466
3.50% due 04/15/2042	61,207	64,516
3.50% due 12/20/2045	18,933,003	20,000,984
4.00% due 12/20/2042	1,406,658	1,512,331
4.00% due 09/20/2044	741,520	797,240
4.25% due 01/20/2045	2,659,701	2,887,660
4.25% due 02/20/2045	2,489,366	2,699,836
4.25% due 04/20/2045	1,974,334	2,136,534
4.25% due 06/20/2045	1,242,848	1,345,567
4.50% due 04/15/2039	104,874	114,216
4.50% due 05/15/2039	73,486	81,200
4.50% due 09/15/2039	75,022	83,010
4.50% due 01/15/2040	437,451	477,756
4.50% due 02/15/2040	568,378	620,485
4.50% due 03/15/2040	261,068	284,396
4.50% due 04/15/2040	278,771	303,312
4.50% due 06/15/2040	336,220	370,511
4.50% due 07/15/2040	127,387	139,862
4.50% due 01/20/2041	207,312	226,470
4.50% due 06/20/2041	224,608	245,366
4.50% due 09/20/2041	3,297,064	3,601,783
4.50% due 07/20/2045	2,878,660	3,104,347
5.50% due 12/15/2036	108,086	120,751
5.50% due 04/15/2038	32,725	36,519
5.50% due 01/20/2042	104,941	116,861
6.00% due 12/15/2032	49,130	55,715
6.00% due 01/15/2039	107,700	122,850
Government National Mtg. Assoc. REMIC Series 2010-157, Class OP zero coupon due 12/20/2040(2)	496,284	468,824
Series 2015-H08, Class FC
0.67% due 03/20/2065 FRS(2)	8,708,474	8,680,443
Series 2015-H15, Class FJ
0.69% due 06/20/2065 FRS(2)	989,323	973,133
Series 2015-H16, Class FG
0.69% due 07/20/2065 FRS(2)	2,073,680	2,045,754
Series 2015-H16, Class FL
0.69% due 07/20/2065 FRS(2)	3,527,188	3,468,144
Series 2011-H06, Class FA
0.70% due 02/20/2061 FRS(2)	1,822,491	1,806,331
Series 2015-H05, Class FC
0.73% due 02/20/2065 FRS(2)	4,802,439	4,789,849
Series 2015-H06, Class FA
0.73% due 02/20/2065 FRS(2)	4,423,445	4,379,800
Series 2015-H10, Class FC
0.73% due 04/20/2065 FRS(2)	4,948,054	4,925,558
Series 2015-H12, Class FA
0.73% due 05/20/2065 FRS(2)	2,888,431	2,884,577
Series 2013-H18, Class EA
0.75% due 07/20/2063 FRS(2)	2,586,116	2,564,929
Series 2015-H23, Class FB
0.77% due 09/20/2065 FRS(2)	1,482,489	1,470,992
Series 2015-H26, Class FG
0.77% due 10/20/2065 FRS(2)	1,029,478	1,022,382
Series 2012-H08, Class FB
0.85% due 03/20/2062 FRS(2)	2,326,700	2,311,640
Series 2014-H09, Class TA
0.85% due 04/20/2064 FRS(2)	1,288,229	1,278,372

104

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2015-H07, Class ES
0.85% due 02/20/2065 FRS(2)	$3,481,595	$3,447,753
Series 2015-H29, Class FL
0.85% due 11/20/2065 FRS(2)	3,679,484	3,641,100
Series 2015-H30, Class FE
0.85% due 11/20/2065 FRS(2)	3,990,464	3,948,626
Series 2015-H32, Class FH
0.91% due 12/20/2065 FRS(2)	1,171,321	1,163,231
Series 2014-168, Class VB
3.49% due 06/16/2047 FRS(1)	957,857	1,028,560
Series 2005-55, Class Z
4.75% due 07/20/2035(2)	6,649,139	7,303,295
Series 2009-92, Class ZC
5.00% due 10/20/2039(2)	2,550,230	3,027,553
Series 2010-105, Class B
5.00% due 08/20/2040(2)	2,000,000	2,315,747
Series 2015-137, Class WA
5.48% due 01/20/2038 VRS(2)	92,143	103,995
Series 2009-33, Class DB
5.50% due 05/20/2039(2)	1,671,825	1,814,437
Series 2015-137, Class W
5.55% due 10/20/2040 VRS(2)	3,928,113	4,422,601

		119,116,060

Resolution Funding — 0.1%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	1,350,000	1,278,016
zero coupon due 07/15/2020	1,350,000	1,257,050

		2,535,066

Small Business Administration — 0.7%
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,576,622	1,564,242
Series 2012-20H, Class 1
2.37% due 08/01/2032	1,138,651	1,147,767
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,398,077	2,423,477
Series 2013-20G, Class 1
3.15% due 07/01/2033	3,045,038	3,174,907
Series 2013-20H, Class 1
3.16% due 08/01/2033	3,020,216	3,153,114
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,524,007	1,643,049

		13,106,556

Tennessee Valley Authority — 0.1%
Tennessee Valley Authority 4.25% due 09/15/2065	645,000	662,401

Total U.S. Government Agencies (cost $538,142,187)		538,436,378

U.S. GOVERNMENT TREASURIES — 27.6%
United States Treasury Bonds STRIPS — 8.9%
zero coupon due 02/15/2018	1,710,000	1,680,403
zero coupon due 11/15/2018	2,250,000	2,188,822
zero coupon due 05/15/2019	5,940,000	5,724,283
zero coupon due 08/15/2019	4,680,000	4,488,162
zero coupon due 11/15/2019	5,040,000	4,808,427
zero coupon due 02/15/2020	1,080,000	1,025,004
zero coupon due 05/15/2020	8,820,000	8,314,349
zero coupon due 08/15/2020	3,660,000	3,436,806
zero coupon due 02/15/2021	7,740,000	7,182,132
zero coupon due 05/15/2021	11,790,000	10,864,485

Security Description	Principal Amount	Value (Note 3)
United States Treasury Bonds (continued)
zero coupon due 08/15/2021	$2,430,000	$2,226,869
zero coupon due 11/15/2021	60,000	54,660
zero coupon due 02/15/2022	2,070,000	1,871,094
zero coupon due 05/15/2022	3,980,000	3,572,910
zero coupon due 08/15/2022	4,500,000	4,012,236
zero coupon due 11/15/2022	7,260,000	6,432,948
zero coupon due 02/15/2023	7,735,000	6,809,693
zero coupon due 05/15/2023	9,720,000	8,497,049
zero coupon due 08/15/2023	2,345,000	2,037,843
zero coupon due 05/15/2024	90,000	76,495
zero coupon due 11/15/2024	710,000	593,642
zero coupon due 02/15/2025	400,000	331,662
zero coupon due 08/15/2026	90,000	71,313
zero coupon due 11/15/2026	3,240,000	2,549,605
zero coupon due 02/15/2027	5,490,000	4,287,190
zero coupon due 05/15/2027	2,430,000	1,881,012
zero coupon due 08/15/2027	1,170,000	898,347
zero coupon due 11/15/2027	1,620,000	1,236,878
zero coupon due 02/15/2028	1,800,000	1,362,604
zero coupon due 05/15/2028	2,970,000	2,229,719
zero coupon due 08/15/2028	1,440,000	1,072,534
zero coupon due 11/15/2028	1,260,000	930,332
zero coupon due 02/15/2029	1,800,000	1,318,167
zero coupon due 05/15/2029	1,260,000	915,128
zero coupon due 08/15/2029	2,070,000	1,493,155
zero coupon due 11/15/2029	4,210,000	3,008,037
zero coupon due 02/15/2030	3,330,000	2,361,952
zero coupon due 05/15/2030	2,700,000	1,900,843
zero coupon due 08/15/2030	2,660,000	1,857,683
zero coupon due 11/15/2030	810,000	561,430
zero coupon due 02/15/2031	1,260,000	867,094
zero coupon due 05/15/2031	2,520,000	1,719,000
zero coupon due 11/15/2031	2,440,000	1,639,168
zero coupon due 02/15/2032	2,490,000	1,656,943
zero coupon due 05/15/2032	5,010,000	3,302,837
zero coupon due 08/15/2032	600,000	392,620
zero coupon due 11/15/2032	2,770,000	1,794,514
zero coupon due 02/15/2033	490,000	315,262
zero coupon due 05/15/2033	2,200,000	1,401,464
zero coupon due 08/15/2033	630,000	397,960
zero coupon due 11/15/2033	3,525,000	2,204,398
zero coupon due 02/15/2034	965,000	598,526
zero coupon due 05/15/2034	4,660,000	2,867,256
zero coupon due 08/15/2034	540,000	329,545
zero coupon due 11/15/2034	630,000	381,528
zero coupon due 02/15/2035	540,000	324,656
zero coupon due 05/15/2035	990,000	590,564
1.75% due 01/15/2028 TIPS(6)	1,325,575	1,477,205
2.50% due 01/15/2029 TIPS(6)	4,211,993	5,083,185
2.88% due 05/15/2043	15,900,000	16,326,692
3.50% due 02/15/2039	2,210,000	2,563,772
4.25% due 05/15/2039	270,000	348,943
4.38% due 02/15/2038	1,000,000	1,318,555
4.50% due 02/15/2036	7,400,000	9,909,643
4.50% due 05/15/2038	450,000	603,738
4.50% due 08/15/2039	450,000	602,156
5.00% due 05/15/2037	2,000,000	2,860,312
5.25% due 11/15/2028	90,000	121,405

		178,164,844

United States Treasury Notes — 18.7%
0.13% due 04/15/2019 TIPS(6)	729,317	733,162
0.13% due 01/15/2022 TIPS(6)	4,068,878	4,020,772
0.38% due 02/15/2016	49,342,300	49,342,793

105

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.88% due 12/31/2016	$67,900,000	$68,048,565
0.88% due 07/31/2019	395,000	391,806
1.00% due 12/15/2017	23,000,000	23,090,735
1.00% due 06/30/2019	775,000	772,911
1.25% due 10/31/2018	26,000,000	26,209,222
1.38% due 02/28/2019	2,700,000	2,728,898
1.38% due 01/15/2020 TIPS(6)	1,997,632	2,104,771
1.50% due 08/31/2018	1,260,000	1,279,244
1.63% due 06/30/2019	23,633,000	24,062,270
1.63% due 12/31/2019	25,000,000	25,413,075
1.75% due 09/30/2022	500,000	503,516
1.75% due 05/15/2023	500,000	501,406
2.00% due 02/28/2021	540,000	556,137
2.00% due 10/31/2021	9,500,000	9,757,536
2.00% due 11/30/2022	3,450,000	3,526,411
2.13% due 06/30/2022	1,000,000	1,031,680
2.38% due 08/15/2024	1,500,000	1,561,583
2.63% due 08/15/2020	13,000,000	13,749,021
2.63% due 11/15/2020	270,000	285,778
2.75% due 05/31/2017	3,150,000	3,234,165
2.75% due 02/28/2018	4,050,000	4,208,679
2.75% due 02/15/2019(5)	58,452,000	61,497,875
2.75% due 02/15/2024	1,500,000	1,607,520
3.13% due 01/31/2017	8,000,000	8,194,064
3.13% due 05/15/2019	1,980,000	2,112,876
3.25% due 12/31/2016	9,170,000	9,385,284
3.50% due 02/15/2018	4,590,000	4,837,071
4.50% due 05/15/2017	4,590,000	4,812,688
5.13% due 05/15/2016	16,900,000	17,126,426

		376,687,940

Total U.S. Government Treasuries (cost $556,165,363)		554,852,784

MUNICIPAL BONDS & NOTES — 0.2%
State of California General Obligation Bonds 7.30% due 10/01/2040	360,000	506,646
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,044,357

Total Municipal Bonds & Notes (cost $4,606,098)		4,551,003

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	495,836

Regional Authority — 0.1%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	709,809

Sovereign — 0.2%
Israel Government AID Government Guar. Notes zero coupon due 05/01/2023	380,000	320,627
Israel Government AID Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,069,056
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	297,122

Security Description	Shares/ Principal Amount	Value (Note 3)
Sovereign (continued)
Republic of Panama Senior Notes 3.75% due 03/16/2025	$200,000	$197,000
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	55,755
Republic of Turkey Senior Notes 4.25% due 04/14/2026	231,000	220,143
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,276,380
United Mexican States Senior Notes 4.75% due 03/08/2044	1,080,000	977,400

		4,413,483

Total Foreign Government Obligations (cost $5,883,206)		5,619,128

LOANS(12)(13)(14) — 0.0%
Finance-Other Services — 0.0%
Lila Mexican Holdings LLC FRS BTL-B 4.98% due 12/24/2022(4)(10) (cost $957,530)	998,804	957,790

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
BPCE SA FRS 12.5% due 09/30/2019(7)	1,600,000	2,029,328

Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(7)	2,200,000	2,298,296
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(7)	2,078,000	2,112,702
Royal Bank of Scotland Group PLC VRS 7.50% due 08/10/2020(7)	1,852,000	1,884,410
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(7)	531,000	544,939

		6,840,347

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.38% due 11/15/2067	1,200,000	1,272,000

Total Preferred Securities/Capital Securities (cost $10,044,979)		10,141,675

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00) (cost $0)†(4)(10)	250	0

Total Long-Term Investment Securities (cost $2,009,620,621)		1,972,438,953

106

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Commercial Paper — 1.3%
General Electric Co 0.87% due 02/01/2016	$25,827,000	$25,827,000

Registered Investment Companies — 0.1%
SSGA Prime Money Market Fund Class N 0.31%(11)	3,436,268	$3,436,268

Total Short-Term Investment Securities (cost $29,263,268)		29,263,268

TOTAL INVESTMENTS (cost $2,038,883,889)(8)	99.6%	2,001,702,221
Other assets less liabilities	0.4	9,366,258

NET ASSETS	100.0%	$2,011,068,479

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $271,496,343 representing 13.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $30,416,348 representing 1.5% of net assets.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	See Note 4 for cost of investments on a tax basis.
(9)	Interest Only
(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 3.
(11)	The rate shown is the 7-day yield as of January 31, 2016.
(12)The	Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/ or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

BTL — Bank Term Loan

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

REMIC —Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31,2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
300	Long	U.S. Treasury 5 Year Notes	March 2016	$35,633,793	$36,201,563	$567,770
163	Short	U.S. Treasury 10 Year Notes	March 2016	20,586,707	21,121,235	(534,528)
137	Long	U.S. Treasury Ultra Long Bonds	March 2016	21,571,979	22,767,687	1,195,708

						$1,228,950

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$245,677,739	$7,936,858	$253,614,597
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,592,097	18,592,097
Other Industries	—	477,605,098	—	477,605,098
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	27,868	27,868
Other Industries	—	108,040,535	—	108,040,535

107

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies	$—	$538,436,378	$—	$538,436,378
U.S. Government Treasuries	—	554,852,784	—	554,852,784
Municipal Bonds & Notes	—	4,551,003	—	4,551,003
Foreign Government Obligations	—	5,619,128	—	5,619,128
Loans	—	—	957,790	957,790
Preferred Securities/Capital Securities	—	10,141,675	—	10,141,675
Warrants	—	—	0	0
Short Term Investment Securities:
Commercial Paper	—	25,827,000	—	25,827,000
Registered Investment Companies	3,436,268	—	—	3,436,268

Total Investments at Value	$3,436,268	$1,970,751,340	$27,514,613	$2,001,702,221

ASSETS:
Other Financial Instruments:+
Futures Contracts	$1,763,478	$—	$—	$1,763,478

LIABILITIES:
Other Financial Instruments:+
Future Contracts	$534,528	$—	$—	$534,528

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
Balance as of 01/31/2015	$—	$18,547,304	$107,314	$0	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	676	—
Realized gain	4,213	—	26,723	50	—
Realized loss	—	—		—	—
Change in unrealized appreciation(1)	2,465	44,793	70,068	260	—
Change in unrealized depreciation(1)	(35,535)	—	(52,663)	—	—
Net purchases	10,336,896	—	—	958,000	—
Net sales	(2,371,133)	—	(123,574)	(1,196)	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 01/31/2016	$7,936,906	$18,592,097	$27,868	$957,790	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at January 31, 2016 includes:

	Asset Backed Securities	U.S.Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Warrants
	$(33,070)	$44,793	$17,405	$260	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2016.

108

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 1/31/2016(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S.Corporate Bonds & Notes	$18,592,097	Market Approach	Benchmark Base Price	$99.23
Foreign Corporate Bond & Notes	$27,868	Income Approach	Future Cash Flows*	$0.00-$3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $8,894,696 at January 31, 2016, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

109

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Diversified Financial Services	8.0%
Federal National Mtg. Assoc.	7.9
Repurchase Agreements	5.7
United States Treasury Notes	4.7
Diversified Banking Institutions	3.8
Government National Mtg. Assoc.	3.4
Medical-Biomedical/Gene	3.1
Medical-Drugs	2.8
Computers	2.6
Federal Home Loan Mtg. Corp.	2.6
Applications Software	2.4
Medical-HMO	2.4
Banks-Super Regional	2.3
Oil Companies-Exploration & Production	2.0
Multimedia	1.8
Insurance-Multi-line	1.7
Telephone-Integrated	1.7
Finance-Credit Card	1.5
Auto-Cars/Light Trucks	1.4
Retail-Building Products	1.4
Electronic Components-Semiconductors	1.4
Electric-Integrated	1.3
E-Commerce/Products	1.3
Airlines	1.2
Cable/Satellite TV	1.2
Oil Refining & Marketing	1.1
Banks-Commercial	1.1
Aerospace/Defense	1.0
United States Treasury Bonds	1.0
Web Portals/ISP	1.0
Semiconductor Equipment	1.0
Tobacco	1.0
Diversified Manufacturing Operations	1.0
Computer Services	0.9
Real Estate Investment Trusts	0.9
Retail-Discount	0.8
Chemicals-Diversified	0.8
Enterprise Software/Service	0.8
Food-Retail	0.7
Instruments-Controls	0.6
Beverages-Non-alcoholic	0.6
Building-Residential/Commercial	0.6
Brewery	0.5
Medical-Wholesale Drug Distribution	0.5
Internet Content-Entertainment	0.5
Food-Misc./Diversified	0.5
Semiconductor Components-Integrated Circuits	0.5
Insurance Brokers	0.5
Insurance-Reinsurance	0.5
Transport-Rail	0.4
Investment Management/Advisor Services	0.4
Oil Companies-Integrated	0.4
Agricultural Operations	0.4
Entertainment Software	0.4
Insurance-Life/Health	0.3
Retail-Restaurants	0.3
Containers-Paper/Plastic	0.3
Real Estate Management/Services	0.3
Sovereign	0.3
Retail-Drug Store	0.3
Medical-Generic Drugs	0.3

Municipal Bonds & Notes	0.3%
Oil & Gas Drilling	0.3
Oil Field Machinery & Equipment	0.3
Steel-Producers	0.3
Gas-Distribution	0.3
Building Products-Wood	0.3
Pipelines	0.3
Data Processing/Management	0.3
Cosmetics & Toiletries	0.3
Medical-Hospitals	0.3
Poultry	0.3
Engineering/R&D Services	0.2
Banks-Special Purpose	0.2
Tools-Hand Held	0.2
Food-Meat Products	0.2
Internet Security	0.2
Disposable Medical Products	0.2
Insurance-Property/Casualty	0.2
Cruise Lines	0.2
Consumer Products-Misc.	0.2
Rental Auto/Equipment	0.2
Finance-Other Services	0.2
Auto-Heavy Duty Trucks	0.2
Commercial Services	0.2
Building Products-Cement	0.2
Aerospace/Defense-Equipment	0.2
Retail-Major Department Stores	0.2
Television	0.2
Audio/Video Products	0.2
Electronic Forms	0.2
Finance-Investment Banker/Broker	0.2
Batteries/Battery Systems	0.2
Decision Support Software	0.2
Electronic Connectors	0.2
Cellular Telecom	0.2
Rubber-Tires	0.2
Telecommunication Equipment	0.1
Electric-Distribution	0.1
Machinery-General Industrial	0.1
Vitamins & Nutrition Products	0.1
Appliances	0.1
Tennessee Valley Authority	0.1
Chemicals-Specialty	0.1
Finance-Consumer Loans	0.1
Investment Companies	0.1
Shipbuilding	0.1
Oil-Field Services	0.1
Medical-Outpatient/Home Medical	0.1
Banks-Money Center	0.1
Pharmacy Services	0.1
Satellite Telecom	0.1
Broadcast Services/Program	0.1
Metal-Copper	0.1
Commercial Services-Finance	0.1
Auto/Truck Parts & Equipment-Original	0.1
Food-Flour & Grain	0.1
Radio	0.1
Human Resources	0.1
Casino Hotels	0.1
U.S. Government Treasuries	0.1
Containers-Metal/Glass	0.1
Retail-Consumer Electronics	0.1

110

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Office Automation & Equipment	0.1%
Agricultural Chemicals	0.1
Electronics-Military	0.1
Schools	0.1
Retail-Bedding	0.1
Dialysis Centers	0.1
Specified Purpose Acquisitions	0.1
Travel Services	0.1
Internet Connectivity Services	0.1
Funeral Services & Related Items	0.1

104.0%

*	Calculated as a percentage of net assets

111

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 57.8%
Aerospace/Defense — 1.0%
Northrop Grumman Corp.	8,353	$1,545,806
Raytheon Co.	1,278	163,891
Spirit AeroSystems Holdings, Inc., Class A†	10,400	440,960

		2,150,657

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	4,126	361,809

Agricultural Chemicals — 0.1%
Mosaic Co.	5,399	130,116

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	11,700	413,595
Bunge, Ltd.	6,900	427,869

		841,464

Airlines — 1.2%
Delta Air Lines, Inc.	39,461	1,747,728
JetBlue Airways Corp.†	2,900	61,799
Southwest Airlines Co.	5,900	221,958
United Continental Holdings, Inc.†	10,330	498,732

		2,530,217

Apparel Manufacturers — 0.0%
VF Corp.	1,474	92,272

Appliances — 0.1%
Whirlpool Corp.	2,200	295,658

Applications Software — 2.3%
Microsoft Corp.	88,270	4,862,794
Nuance Communications, Inc.†	5,100	89,913

		4,952,707

Audio/Video Products — 0.2%
Harman International Industries, Inc.	5,425	403,566

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	39,700	474,018
General Motors Co.	55,638	1,649,110

		2,123,128

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	9,384	460,473

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	1,883	122,282

Banks-Commercial — 0.1%
SVB Financial Group†	1,069	108,311

Banks-Super Regional — 2.0%
Fifth Third Bancorp	9,100	143,780
KeyCorp	5,044	56,291
PNC Financial Services Group, Inc.	2,700	233,955
Wells Fargo & Co.	74,491	3,741,683

		4,175,709

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,700	374,868

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	10,301	442,119
PepsiCo, Inc.	8,290	823,197

		1,265,316

Security Description	Shares	Value (Note 3)

Brewery — 0.3%
Molson Coors Brewing Co., Class B	7,985	$722,483

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	2,957	371,340
Vulcan Materials Co.	700	61,740

		433,080

Building Products-Wood — 0.3%
Masco Corp.	22,725	599,713

Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	18,521	509,513
PulteGroup, Inc.	4,519	75,738
Toll Brothers, Inc.†	21,934	605,817

		1,191,068

Cable/Satellite TV — 0.8%
Cable One, Inc.	435	187,046
Charter Communications, Inc., Class A†	2,661	455,989
Comcast Corp., Class A	12,072	672,531
DISH Network Corp., Class A†	5,848	282,283
Time Warner Cable, Inc.	535	97,375

		1,695,224

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,842	154,256

Chemicals-Diversified — 0.7%
Axiall Corp.	3,344	59,958
Dow Chemical Co.	4,233	177,786
E.I. du Pont de Nemours & Co.	3,294	173,791
Eastman Chemical Co.	500	30,605
LyondellBasell Industries NV, Class A	13,700	1,068,189

		1,510,329

Commercial Services — 0.2%
ServiceMaster Global Holdings, Inc.†	10,300	434,763

Commercial Services-Finance — 0.1%
Western Union Co.	10,000	178,400

Computer Services — 0.9%
Accenture PLC, Class A	7,339	774,558
Amdocs, Ltd.	5,100	279,174
Cognizant Technology Solutions Corp., Class A†	2,281	144,410
Hewlett Packard Enterprise Co.	18,644	256,542
Leidos Holdings, Inc.	9,200	424,304

		1,878,988

Computers — 2.5%
Apple, Inc.	52,314	5,092,245
HP, Inc.	19,299	187,393

		5,279,638

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	3,660	470,017

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	3,102	142,320

Containers-Paper/Plastic — 0.2%
Berry Plastics Group, Inc.†	1,900	59,090
Sealed Air Corp.	11,000	445,830

		504,920

112

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,259	$85,020
Procter & Gamble Co.	5,618	458,935

		543,955

Cruise Lines — 0.2%
Carnival Corp.	4,900	235,837
Royal Caribbean Cruises, Ltd.	3,072	251,781

		487,618

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	6,166	368,295

Decision Support Software — 0.2%
MSCI, Inc.	5,300	364,852

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	2,700	494,829

Diversified Banking Institutions — 2.3%
Bank of America Corp.	88,817	1,255,872
Citigroup, Inc.	45,882	1,953,656
Goldman Sachs Group, Inc.	4,767	770,157
Morgan Stanley	32,222	833,905

		4,813,590

Diversified Manufacturing Operations — 0.6%
General Electric Co.	15,588	453,611
Illinois Tool Works, Inc.	8,600	774,602
Ingersoll-Rand PLC	1,188	61,146

		1,289,359

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	2,151	1,262,637
eBay, Inc.†	49,200	1,154,232
Wayfair, Inc., Class A†	5,600	253,120

		2,669,989

Electric-Distribution — 0.1%
PPL Corp.	7,824	274,309

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	2,045	124,684
Edison International	3,358	207,524
Entergy Corp.	7,900	557,582
NextEra Energy, Inc.	600	67,026
Public Service Enterprise Group, Inc.	13,800	569,940

		1,526,756

Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	11,593	1,550,100
NVIDIA Corp.	16,500	483,285
Qorvo, Inc.†	209	8,277
Texas Instruments, Inc.	9,726	514,797
Xilinx, Inc.	3,500	175,945

		2,732,404

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,604	320,325

Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,435	395,291

Electronic Security Devices — 0.0%
Allegion PLC	1,318	79,818

Security Description	Shares	Value (Note 3)

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	995	$116,256

Engineering/R&D Services — 0.2%
AECOM†	17,400	477,456
Fluor Corp.	1,117	50,142

		527,598

Enterprise Software/Service — 0.7%
Oracle Corp.	39,418	1,431,268

Entertainment Software — 0.4%
Activision Blizzard, Inc.	17,500	609,350
Take-Two Interactive Software, Inc.†	4,700	163,090

		772,440

Finance-Credit Card — 1.5%
Discover Financial Services	15,253	698,435
MasterCard, Inc., Class A	6,019	535,872
Visa, Inc., Class A	27,058	2,015,550

		3,249,857

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	15,037	383,895

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,508	397,810

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	9,400	501,584

Food-Misc./Diversified — 0.5%
Ingredion, Inc.	5,600	564,032
Mondelez International, Inc., Class A	9,813	422,940

		986,972

Food-Retail — 0.7%
Kroger Co.	36,400	1,412,684

Gas-Distribution — 0.3%
UGI Corp.	15,600	530,400

Human Resources — 0.1%
ManpowerGroup, Inc.	2,100	160,335

Instruments-Controls — 0.6%
Honeywell International, Inc.	13,244	1,366,781

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	5,982	225,163
Marsh & McLennan Cos., Inc.	14,695	783,684

		1,008,847

Insurance-Life/Health — 0.2%
Lincoln National Corp.	5,800	228,868
Prudential Financial, Inc.	3,700	259,296

		488,164

Insurance-Multi-line — 1.5%
Allstate Corp.	3,500	212,100
Chubb, Ltd.	16,416	1,856,157
Hartford Financial Services Group, Inc.	8,800	353,584
MetLife, Inc.	11,642	519,815
Voya Financial, Inc.	8,500	259,930

		3,201,586

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,600	492,384

113

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	6,300	$293,013
Everest Re Group, Ltd.	2,600	465,244

		758,257

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	9,844	1,104,595

Internet Security — 0.2%
VeriSign, Inc.†	6,600	498,960

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	2,696	244,392
BlackRock, Inc.	1,661	521,986
Invesco, Ltd.	5,693	170,392

		936,770

Machinery-General Industrial — 0.1%
BWX Technologies, Inc.	7,400	221,556

Machinery-Pumps — 0.0%
SPX FLOW, Inc.†	671	15,997

Medical-Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	2,234	326,007
Amgen, Inc.	10,800	1,649,484
Biogen, Inc.†	1,862	508,438
BioMarin Pharmaceutical, Inc.†	1,234	91,341
Celgene Corp.†	6,904	692,609
Gilead Sciences, Inc.	24,553	2,037,899
Illumina, Inc.†	2,299	363,127
Incyte Corp.†	293	20,674
United Therapeutics Corp.†	500	61,590
Vertex Pharmaceuticals, Inc.†	4,888	443,586

		6,194,755

Medical-Drugs — 2.5%
Allergan PLC†	3,557	1,011,718
Bristol-Myers Squibb Co.	11,127	691,654
Eli Lilly & Co.	9,401	743,619
Pfizer, Inc.	86,913	2,649,978
Valeant Pharmaceuticals International, Inc.†	1,188	107,181

		5,204,150

Medical-HMO — 2.3%
Aetna, Inc.	6,530	665,015
Anthem, Inc.	2,900	378,421
Centene Corp.†	2,000	124,120
Cigna Corp.	4,900	654,640
Health Net, Inc.†	7,400	490,028
Humana, Inc.	5,859	953,787
Molina Healthcare, Inc.†	8,500	466,735
UnitedHealth Group, Inc.	10,295	1,185,572

		4,918,318

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	3,200	234,208

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	5,600	501,536
McKesson Corp.	3,689	593,855

		1,095,391

Multimedia — 1.6%
Time Warner, Inc.	20,818	1,466,420

Security Description	Shares	Value (Note 3)

Multimedia (continued)
Twenty-First Century Fox, Inc., Class A	64,982	$1,752,564
Twenty-First Century Fox, Inc., Class B	5,697	154,389

		3,373,373

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,100	139,018

Oil & Gas Drilling — 0.3%
Ensco PLC, Class A	31,200	305,136
Noble Corp. PLC	41,200	320,948

		626,084

Oil Companies-Exploration & Production — 1.9%
Cabot Oil & Gas Corp.	8,772	182,019
ConocoPhillips	4,087	159,720
Denbury Resources, Inc.	47,300	73,788
Diamondback Energy, Inc.†	2,164	163,490
EOG Resources, Inc.	9,601	681,863
EQT Corp.	3,736	230,661
Hess Corp.	1,304	55,420
Occidental Petroleum Corp.	30,180	2,077,289
Pioneer Natural Resources Co.	3,459	428,743

		4,052,993

Oil Companies-Integrated — 0.1%
Chevron Corp.	1,485	128,408
Marathon Oil Corp.	13,100	127,463

		255,871

Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	8,100	531,846
National Oilwell Varco, Inc.	2,700	87,858

		619,704

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	4,600	192,234
PBF Energy, Inc., Class A	3,227	112,913
Tesoro Corp.	3,600	314,100
Valero Energy Corp.	24,085	1,634,649

		2,253,896

Oil-Field Services — 0.1%
Schlumberger, Ltd.	2,100	151,767
Superior Energy Services, Inc.	8,900	91,759

		243,526

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	700	50,309

Pipelines — 0.2%
Columbia Pipeline Group, Inc.	17,381	322,417

Poultry — 0.3%
Pilgrim’s Pride Corp.†	24,000	532,320

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	5,400	75,438

Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	8,100	76,950
Boston Properties, Inc.	790	91,806
Equity Commonwealth†	11,700	314,613
General Growth Properties, Inc.	2,357	66,090
Kilroy Realty Corp.	467	26,091
Kimco Realty Corp.	3,484	94,730
Prologis, Inc.	2,733	107,872

114

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	835	$80,669
Vornado Realty Trust	3,725	329,514

		1,188,335

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	10,000	279,700
Jones Lang LaSalle, Inc.	3,200	450,304

		730,004

Retail-Building Products — 1.4%
Home Depot, Inc.	1,000	125,760
Lowe’s Cos., Inc.	39,427	2,825,339

		2,951,099

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,072	141,661

Retail-Discount — 0.8%
Costco Wholesale Corp.	1,413	213,533
Target Corp.	20,400	1,477,368

		1,690,901

Retail-Drug Store — 0.1%
CVS Health Corp.	3,200	309,088

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	5,839	415,970

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	5,400	340,524
Restaurant Brands International, Inc.	8,411	282,442
Yum! Brands, Inc.	1,425	103,127

		726,093

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	4,400	125,004

Schools — 0.1%
Graham Holdings Co., Class B	235	113,902

Semiconductor Components-Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.	39,847	352,646
NXP Semiconductors NV†	4,967	371,432

		724,078

Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	8,900	596,211
Lam Research Corp.	19,868	1,426,324

		2,022,535

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,000	255,760

Steel-Producers — 0.3%
Steel Dynamics, Inc.	20,400	374,340
United States Steel Corp.	28,847	201,929

		576,269

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	11,300	266,680

Telephone-Integrated — 0.9%
AT&T, Inc.	16,200	584,172
CenturyLink, Inc.	13,334	338,950
Verizon Communications, Inc.	20,350	1,016,890

		1,940,012

Security Description	Shares/ Principal Amount	Value (Note 3)

Television — 0.1%
CBS Corp., Class B	5,559	$264,052

Tobacco — 0.7%
Philip Morris International, Inc.	3,043	273,901
Reynolds American, Inc.	22,096	1,103,695

		1,377,596

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	5,365	506,134

Transport-Rail — 0.3%
CSX Corp.	7,040	162,061
Norfolk Southern Corp.	972	68,526
Union Pacific Corp.	6,153	443,016

		673,603

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	6,600	304,986

Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	955	727,089
Alphabet, Inc., Class C†	1,811	1,345,483

		2,072,572

Total Common Stocks (cost $117,557,654)		122,078,243

ASSET BACKED SECURITIES — 8.0%
Diversified Financial Services — 8.0%
Avenue of Americas VRS Series 2015-1177, Class A 2.96% due 12/13/2029*(1)	$140,000	141,131
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	155,000	157,697
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 6.02% due 05/10/2045(1)	90,062	90,123
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 6.05% due 05/10/2045(1)	190,000	191,121
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 6.05% due 05/10/2045(1)	215,000	215,011
Banc of America Mtg. Securities, Inc. FRS Series 2003-F, Class 2A1 2.75% due 07/25/2033(2)	80,133	80,148
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	6,724	6,789
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(1)	322,276	328,145
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(1)	55,000	55,946
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(1)	155,000	157,416

115

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.91% due 06/11/2040(1)	$285,000	$296,094
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.91% due 09/11/2038(1)	70,123	70,425
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.92% due 06/11/2050(1)	400,000	420,145
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 6.11% due 09/11/2042(1)	260,000	273,228
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	49,915
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,611
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(1)	202,618	205,082
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.76% due 01/25/2036	142,395	139,891
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.81% due 12/25/2033	68,666	65,954
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	175,264	136,407
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	380,000	387,077
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class C 5.48% due 07/15/2044(1)	18,038	18,037
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.58% due 01/15/2046(1)	64,793	64,729
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.32% due 11/15/2044(1)	160,000	166,212
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AM 6.32% due 11/15/2044(1)	265,000	279,000
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	156,148	134,183
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.58% due 05/17/2031*	95,724	94,711

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Commercial Mtg. Trust FRS Series 2014-KYO, Class B 1.72% due 06/11/2027*(1)	$440,000	$430,334
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	140,000	149,047
Commercial Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(1)	225,000	244,542
Commercial Mtg. Trust Series 2006-C8, Class AM 5.35% due 12/10/2046(1)	375,000	382,709
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.99% due 12/10/2049(1)	201,252	209,662
Core Industrial Trust Series 2015-TEXW,Class A 3.08% due 02/10/2034*(1)	245,000	247,758
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.63% due 07/20/2046(2)	312,271	238,187
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	332,460	297,327
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 1.16% due 10/25/2035	32,832	32,745
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.33% due 10/25/2034	187,804	177,025
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	47,861	47,390
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class AJ 5.72% due 02/15/2039(1)	30,432	30,414
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR8, Class 2A1 2.65% due 09/25/2034(2)	27,538	27,372
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(1)	111,675	111,999
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.28% due 06/25/2034	235,555	209,182
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	89,746
GS Mtg. Securities Trust Series 2006-GG8, Class AM 5.59% due 11/10/2039(1)	780,000	793,260
GS Mtg. Securities Trust Series 2006-GG8, Class A4 5.56% due 11/10/2039(1)	322,519	325,749
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.59% due 04/25/2036	292,199	176,950

116

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GSAMP Trust FRS Series 2006-NC1, Class A2 0.61% due 02/25/2036	$75,196	$73,240
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.95% due 01/25/2045*	90,000	84,899
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	201,155	207,037
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(1)	330,000	334,754
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 6.10% due 07/15/2044(1)	205,000	214,808
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	425,000	426,583
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.36% due 09/15/2045(1)	620,000	666,718
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	27,367	26,503
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.28% due 07/25/2034	113,046	108,479
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.91% due 05/12/2039(1)	30,121	30,099
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 6.03% due 06/12/2050(1)	322,776	333,042
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2006-4, Class AM 5.20% due 12/12/2049(1)	175,000	179,063
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(1)	140,000	141,840
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	55,526
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	178,772
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(1)	430,000	445,342
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(1)	135,612	136,622
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(1)	229,415	232,547
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(1)	355,000	360,959

Security Description	Principal Amount	Value (Note 3)

Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	$335,000	$335,721
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.65% due 03/12/2044(1)	10,208	10,205
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 6.02% due 08/12/2041(1)	370,000	374,134
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 6.02% due 08/12/2041(1)	400,000	403,771
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.26% due 12/12/2049(1)	475,000	500,439
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.99% due 08/12/2045*(1)	570,268	586,304
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.28% due 11/25/2034	35,486	31,422
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 1.06% due 05/25/2035	234,558	233,122
Park Place Securities, Inc. FRS Series 2015-WHQ1, Class M2 1.18% due 03/25/2035	42,622	42,412
PFP III, Ltd. FRS Series 2014-1, Class A 1.60% due 06/14/2031*(1)	35,693	35,553
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	154,000	153,248
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.80% due 08/25/2035	224,692	201,437
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.48% due 10/15/2044(1)	200,000	199,827
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(1)	105,000	106,382
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.95% due 05/15/2043(1)	97,158	97,261
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(1)	190,000	192,287
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	104,687	83,389
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.74% due 06/25/2035(2)	216,156	219,312

117

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	$7,874	$8,060
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	94,466	94,694
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	110,000	111,354
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	105,000	112,099

Total Asset Backed Securities (cost $18,122,216)		16,884,892

U.S. CORPORATE BONDS & NOTES — 9.4%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	49,000	51,784
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	37,380

		89,164

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	65,000	65,539

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	96,408
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	100,000	102,460

		198,868

Auto-Cars/Light Trucks — 0.4%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	289,599
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	403,297
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	193,346

		886,242

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	60,000	53,888

Banks-Commercial — 0.2%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	254,694

Security Description	Principal Amount	Value (Note 3)

Banks-Commercial (continued)
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	$190,000	$189,930

		444,624

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	398,982
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	195,402
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	40,000	40,178
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	60,000	64,657

		699,219

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	126,200
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	155,000	160,514
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	201,636

		488,350

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	210,000	194,512

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	115,000	119,959
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	150,800
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	110,000	110,741
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	60,376
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	51,229
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	43,411
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	68,331
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	155,000	134,850

		739,697

118

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	$150,000	$159,000

Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	135,000	92,222
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	24,937

		117,159

Chemicals-Diversified — 0.1%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	135,000	104,625

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	156,956
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	135,000	119,813

		276,769

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	118,651
Apple, Inc. Senior Notes 3.45% due 02/09/2045	90,000	75,092
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	40,397

		234,140

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	140,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	103,500

		243,675

Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	175,000	176,312

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	107,500

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,118

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	$135,000	$135,473
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,173
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	307,602
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	105,000	106,124
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	116,998
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	61,264
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	87,655
Citigroup, Inc. FRS Sub. Notes 0.75% due 06/09/2016	165,000	164,730
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,092
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	9,887
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	144,808
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	69,087
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	70,000	72,572
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	211,068
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	70,509
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	188,269
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	122,226
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	119,606
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	70,000	69,283
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	29,241
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	129,649

119

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.50% due 01/24/2019	$85,000	$85,340
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	255,888
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	111,660
Morgan Stanley Senior Notes 4.30% due 01/27/2045	75,000	70,442
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	124,448

		3,030,212

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Company Guar. Notes 2.20% due 01/09/2020	170,000	172,866
General Electric Capital Corp. Company Guar. Notes 2.30% due 04/27/2017	150,000	152,207
General Electric Co. Senior Notes 4.50% due 03/11/2044	135,000	141,178
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	42,896
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	39,957

		549,104

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	43,962

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	46,544

Electric-Integrated — 0.6%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	29,781
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	115,807
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	30,000	29,385
Commonwealth Edison Co. 1st Mtg. Notes 4.35% due 11/15/2045	30,000	31,266
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 12/01/2045	95,000	98,371

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	$110,000	$108,846
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	191,038
Duke Energy Progess, Inc. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	84,521
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	68,872
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	52,000	38,669
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	51,464
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	29,012
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	91,132
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	111,290
Southern California Edison Co. 1st Mtg. Notes 3.60% due 02/01/2045	30,000	27,942
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	70,000	71,191
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	102,941

		1,281,528

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	94,750
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	85,000	69,062
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	25,000	19,750

		183,562

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	90,000	78,525
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	106,617

		185,142

120

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	$115,000	$113,159
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	110,680
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	39,838

		263,677

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	68,580

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	168,600

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	87,000	91,497

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	93,600

Gas-Distribution — 0.0%
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	72,106

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	82,626
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	220,841

		303,467

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	41,069
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	40,000	39,110
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	35,135
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,414
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	147,090

		372,818

Security Description	Principal Amount	Value (Note 3)

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	$90,000	$90,458
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,646

		110,104

Internet Connectivity Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	100,000	97,750

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	85,000	88,400

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	66,077

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	70,000	70,852
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	55,712
Celgene Corp. Senior Notes 3.88% due 08/15/2025	100,000	100,948
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	35,000	34,473
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	95,000	96,912

		358,897

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	60,000	60,013
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	60,000	60,037
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	23,416
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	35,000	34,671
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	170,625

		348,762

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	46,803

121

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	$45,000	$42,649
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	26,779

		116,231

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	150,000	151,688
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	160,950
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	226,687

		539,325

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	83,654

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	115,000	45,653
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	140,083

		185,736

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	50,050
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	105,000	91,628
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	40,000	27,639

		169,317

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.50% due 06/15/2025	65,000	68,079

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	101,006
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	85,000	28,050
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	95,872

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	$105,000	$65,888

		290,816

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	64,758

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	151,128

Pipelines — 0.1%
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	45,000	37,372
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 03/01/2043	25,000	18,004
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	70,000
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	83,917
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	24,728
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	34,854

		268,875

Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	50,000	50,438

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	166,032

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	130,000	128,621
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	170,000	167,450
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	91,912
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	203,775
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	43,312

122

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	$8,000	$7,429

		642,499

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	100,000	95,000
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	98,450
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	29,175
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	65,813
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	180,031

		468,469

Retail-Bedding — 0.1%
Serta Simmons Bedding LLC Senior Notes 8.13% due 10/01/2020*	105,000	107,625

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	93,298

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	65,000	67,183
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	69,841
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	69,063	83,038
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	180,000	177,194

		397,256

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	70,000	63,377

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	35,000	35,358

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 6.50% due 03/01/2021	115,000	120,750

Security Description	Principal Amount	Value (Note 3)

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	$153,000	$136,200

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	100,750

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	40,759

Telecommunication Equipment — 0.0%
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	90,000	86,625

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	180,000	172,445
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	335,000	276,417
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	108,819
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	150,000	150,750
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	52,875
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	57,470
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	69,000	69,543
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	34,000	27,794
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	88,488
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	258,000	239,261
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	148,200

		1,392,062

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	65,924
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	51,000	51,163
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	106,524

123

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	$40,000	$36,812
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,766
Reynolds American, Inc. Company Guar. Notes 5.70% due 08/15/2035	40,000	43,820
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	110,000	122,002

		431,011

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	70,654
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	116,274
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	29,485
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	56,622

		273,035

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	100,500

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	81,175

Total U.S. Corporate Bonds & Notes (cost $20,251,441)		19,828,810

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.8%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	206,364
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	250,000	256,972
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	277,002
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	257,144
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	200,198
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	202,128

Security Description	Principal Amount	Value (Note 3)

Banks-Commercial (continued)
Swedbank AB Senior Notes 2.13% due 09/29/2017*	$200,000	$201,848

		1,601,656

Banks-Money Center — 0.1%
Lloyds Bank PLC Company Guar. Notes 2.70% due 08/17/2020	225,000	228,900

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 1.13% due 11/16/2018	510,000	509,011

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	55,885

Diversified Banking Institutions — 0.1%
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,892

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	110,600

Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	78,984

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	54,039

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	256,246

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	50,000	48,715
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	147,675

		196,390

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	140,000	141,712
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	152,213
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	170,000	172,485

124

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Perrigo Finance Unlimited Co. Company Guar. Notes 3.50% due 12/15/2021	$200,000	$197,898

		664,308

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	125,781

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	17,917

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	176,710
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	135,000	119,503
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026*	240,000	244,200
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	88,749

		629,162

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	197,800

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	207,000

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	236,817

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	40,000	40,350
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	100,000	100,750

		141,100

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	96,816
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	50,000	52,046

		148,862

Total Foreign Corporate Bonds & Notes (cost $5,874,085)		5,711,350

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES — 14.0%
Federal Home Loan Mtg. Corp. — 2.6%
2.30% due 06/01/2037 FRS	$52,983	$56,227
2.36% due 07/01/2037 FRS	11,492	12,204
2.49% due 06/01/2037 FRS	2,314	2,316
2.50% due 06/01/2037 FRS	5,168	5,397
3.00% due 09/01/2045	986,930	1,006,333
3.50% due 05/01/2042	105,660	110,626
3.50% due 08/01/2042	49,173	51,454
3.50% due 09/01/2044	80,351	84,533
3.50% due 01/01/2045	95,827	100,816
3.50% due 05/01/2045	162,550	171,212
3.50% due 07/01/2045	175,169	184,016
3.50% due 09/01/2045	717,358	750,475
3.50% due February 30 TBA	200,000	209,060
4.00% due 11/01/2045	437,042	466,969
4.00% due February 30 TBA	590,000	629,849
4.50% due 10/01/2019	30,522	31,627
5.00% due 03/01/2019	7,187	7,438
5.00% due February 30 TBA	100,000	109,720
5.50% due 07/01/2034	42,209	47,193
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(2)(3)	65,083	6,881
Series 4097, Class CI 3.00% due 08/15/2027(2)(3)	199,252	21,472
Series 4097, Class HI 3.00% due 08/15/2027(2)(3)	425,918	47,172
Series 4146, Class AI 3.00% due 12/15/2027(2)(3)	107,103	10,706
Series 4207, Class JI 3.00% due 05/15/2028(2)(3)	510,075	51,957
Series 4463, Class CA 3.00% due 08/15/2039(2)	805,171	842,306
Series 4323, Class IW 3.50% due 04/15/2028(2)(3)	218,651	23,680
Series 3963, Class JM 3.50% due 01/15/2040(2)	237,966	249,013
Series 3896, Class PA 4.00% due 03/15/2040(2)	62,606	66,397
Series 3777, Class NA 4.50% due 01/15/2039(2)	35,971	38,236

		5,395,285

Federal National Mtg. Assoc. — 7.9%
2.50% due 10/01/2030	531,785	544,290
3.00% due 05/01/2043	366,618	374,876
2.50% due February 15 TBA	820,000	838,402
3.00% due 05/01/2027	47,610	49,744
3.00% due 06/01/2027	52,265	54,612
3.00% due 12/01/2043	618,764	632,704
3.00% due February 15 TBA	1,130,000	1,177,579
3.00% due February 30 TBA	1,690,000	1,725,111
3.50% due 03/01/2042	18,193	19,091
3.50% due 08/01/2042	116,255	122,077
3.50% due 09/01/2042	39,384	41,316
3.50% due 10/01/2042	41,417	43,471
3.50% due 12/01/2042	146,956	154,242
3.50% due 02/01/2043	118,251	124,503
3.50% due 08/01/2044	670,143	703,800
3.50% due 03/01/2045	188,193	198,126
3.50% due 07/01/2045	331,482	348,978
3.50% due 11/01/2045	574,577	602,216
3.50% due February 30 TBA	2,720,000	2,848,616
4.00% due 12/01/2041	333,537	359,888

125

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 03/01/2042	$1,331,512	$1,434,700
4.00% due 12/01/2042	194,552	208,572
4.00% due 04/01/2043	52,809	57,063
4.50% due 09/01/2041	245,230	267,363
4.50% due 06/01/2044	1,074,535	1,171,155
5.00% due 03/01/2018	9,212	9,551
5.00% due 04/01/2018	3,255	3,371
5.00% due 07/01/2018	8,537	8,838
5.00% due 08/01/2018	6,167	6,387
5.00% due 06/01/2019	13,675	14,360
5.00% due 09/01/2041	227,825	252,362
5.00% due February 30 TBA	540,000	596,194
5.50% due 10/01/2017	17,572	17,944
5.50% due 11/01/2017	4,949	5,057
5.50% due 04/01/2037	156,879	176,961
5.50% due February 30 TBA	220,000	245,570
6.00% due 08/01/2017	4,827	4,922
6.50% due 10/01/2039	39,452	45,698
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(2)(3)	359,278	36,551
Series 2012-144, Class EI 3.00% due 01/25/2028(2)(3)	89,578	10,259
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(3)	182,768	18,940
Series 2012-150, Class BI 3.00% due 01/25/2028(2)(3)	214,513	23,728
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(3)	171,733	16,933
Series 2013-9, Class IO 3.00% due 02/25/2028(2)(3)	76,680	8,928
Series 2013-15, Class QI 3.00% due 03/25/2028(2)(3)	72,920	7,809
Series 2014-25, Class E 3.00% due 04/25/2040(2)	296,916	308,669
Series 2014-61, Class HK 3.00% due 10/25/2040(2)	257,070	267,682
Series 2015-46, Class BA 3.00% due 05/25/2041(2)	359,119	375,158
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(3)	300,543	42,021
Series 2010-116, Class BI 5.00% due 08/25/2020(2)(3)	92,961	6,619
Series 2011-3, Class KA 5.00% due 04/25/2040(2)	45,652	49,996

		16,663,003

Government National Mtg. Assoc. — 3.4%
3.00% due 09/20/2045	49,272	50,896
4.00% due 09/20/2045	223,603	239,416
4.00% due 01/20/2046	790,000	846,233
3.00% due 08/20/2045	1,255,470	1,296,842
3.50% due 11/20/2045	915,150	966,772
3.50% due 12/20/2045	1,387,010	1,465,249
4.00% due 07/20/2045	170,555	182,572
4.00% due 12/20/2045	119,703	128,224
4.50% due 05/15/2039	57,165	62,893
4.50% due 07/15/2040	8,536	9,271
4.50% due 07/20/2040	31,338	34,234
4.50% due 10/20/2040	181,198	197,943
4.50% due 08/20/2045	179,473	193,637

Security Description	Principal Amount	Value (Note 3)

Government National Mtg. Assoc. (continued)
5.00% due 10/20/2039	$135,412	$149,927
5.00% due 07/20/2040	66,742	73,919
5.50% due 01/15/2034	181,848	202,945
7.50% due 01/15/2032	45,332	56,586
Government National Mtg. Assoc. REMIC Series 2010-107, Class GE 3.00% due 02/20/2038(2)	98,912	101,219
Series 2010-114, Class NJ
3.00% due 04/20/2038(2)	134,934	138,417
Series 2010-68, Class WA
3.00% due 12/16/2039(2)	101,725	106,154
Series 2011-52, Class LV
4.00% due 07/20/2034(2)	190,000	198,547
Series 2010-116, Class HB
4.00% due 09/20/2040(2)	360,000	390,947
Series 2010-73, Class CA
4.50% due 08/20/2035(2)	50,901	52,992
Series 2009-103, Class PD
4.50% due 03/20/2038(2)	80,000	85,638

		7,231,473

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	286,934

Total U.S. Government Agencies (cost $29,269,086)		29,576,695

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 1.0%
1.38% due 02/15/2044 TIPS(4)	115,081	120,567
2.50% due 02/15/2045	307,500	290,996
2.88% due 08/15/2045	175,000	178,856
3.00% due 11/15/2044	40,000	41,947
3.00% due 05/15/2045	815,000	854,158
3.00% due 11/15/2045	265,000	278,115
4.50% due 02/15/2036	305,000	408,438

		2,173,077

United States Treasury Notes — 4.7%
0.75% due 04/15/2018	852,500	850,502
0.88% due 10/15/2018	1,430,000	1,427,598
1.00% due 03/15/2018	1,594,000	1,599,853
1.00% due 05/15/2018	620,000	621,743
1.25% due 11/15/2018	1,420,000	1,431,593
1.25% due 12/15/2018	1,190,000	1,199,715
1.38% due 09/30/2020	276,300	277,174
1.63% due 06/30/2020	450,000	456,715
2.00% due 08/15/2025	1,475,000	1,484,219
2.25% due 11/15/2025	530,000	545,134

		9,894,246

Total U.S. Government Treasuries (cost $11,953,143)		12,067,323

MUNICIPAL BONDS & NOTES — 0.3%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	289,750
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	119,249
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	168,473

126

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	$90,000	$85,038

Total Municipal Bonds & Notes (cost $603,575)		662,510

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	205,100
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	200,000
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*	200,000	168,000
Republic of Ecuador Senior Notes 10.50% due 03/24/2020*	200,000	148,000

Total Foreign Government Obligations (cost $818,761)		721,100

Total Long-Term Investment Securities (cost $204,449,961)		207,530,923

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.01% due 03/17/2016(5)	15,000	14,996
0.01% due 07/07/2016(5)	135,000	134,789

Total Short-Term Investment Securities (cost $149,796)		149,785

Security Description	Principal Amount	Value (Note 3)

REPURCHASE AGREEMENTS — 5.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $12,084,010 and collateralized by $12,120,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2019 and having an approximate value of $12,330,743 (cost $12,084,000)	$12,084,000	$12,084,000

TOTAL INVESTMENTS (cost $216,683,757)(6)	104.0%	219,764,708
Liabilities in excess of other assets	(4.0)	(8,375,616)

NET ASSETS	100.0%	$211,389,092

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $7,677,914 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Interest Only
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
12	Long	S&P 500 E-Mini Index	March 2016	$1,135,237	$1,158,060	$22,823
11	Long	U.S. Treasury Long Bonds	March 2016	1,684,055	1,771,344	87,289
2	Long	U.S. Treasury 2 Year Notes	March 2016	436,375	437,250	875
49	Long	U.S. Treasury 5 Year Notes	March 2016	5,822,516	5,912,922	90,406
34	Long	U.S. Treasury 10 Year Notes	March 2016	4,332,986	4,405,656	72,670
4	Long	U.S. Treasury Ultra Long Bonds	March 2016	629,383	664,750	35,367

						$309,430

127

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$122,078,243	$—	$—	$122,078,243
Asset Backed Securities	—	16,884,892	—	16,884,892
U.S. Corporate Bonds & Notes	—	19,828,810	—	19,828,810
Foreign Corporate Bonds & Notes	—	5,711,350	—	5,711,350
U.S. Government Agencies	—	29,576,695	—	29,576,695
U.S. Government Treasuries	—	12,067,323	—	12,067,323
Municipal Bonds & Notes	—	662,510	—	662,510
Foreign Government Obligations	—	721,100	—	721,100
Short-Term Investment Securities	—	149,785	—	149,785
Repurchase Agreements	—	12,084,000	—	12,084,000

Total Investment at Value	$122,078,243	$97,686,465	$—	$219,764,708

Other Financial Instruments:+
Futures Contracts	$309,430	$—	$—	$309,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

128

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.1%
Federal National Mtg. Assoc.	5.6
Diversified Banking Institutions	5.5
Medical-Drugs	5.1
Federal Home Loan Mtg. Corp.	4.2
United States Treasury Bonds	3.5
Tobacco	3.3
Diversified Financial Services	2.9
Banks-Super Regional	2.8
Oil Companies-Integrated	2.2
Telephone-Integrated	2.2
Food-Misc./Diversified	2.1
Electric-Integrated	2.0
Insurance-Multi-line	2.0
Diagnostic Equipment	2.0
Cable/Satellite TV	1.7
Government National Mtg. Assoc.	1.6
Diversified Manufacturing Operations	1.6
Chemicals-Diversified	1.5
Oil Companies-Exploration & Production	1.5
Banks-Commercial	1.4
Computer Services	1.4
Retail-Drug Store	1.4
Aerospace/Defense	1.2
Retail-Discount	1.1
Multimedia	1.1
Medical Instruments	1.1
Commercial Paper	1.0
Auto/Truck Parts & Equipment-Original	1.0
Electronic Components-Semiconductors	1.0
Finance-Credit Card	0.9
Pipelines	0.9
Banks-Fiduciary	0.8
Instruments-Controls	0.8
Medical Products	0.7
Aerospace/Defense-Equipment	0.7
Real Estate Investment Trusts	0.7
Auto-Cars/Light Trucks	0.7
Insurance-Property/Casualty	0.7
Oil Refining & Marketing	0.7
Investment Management/Advisor Services	0.6
Insurance-Life/Health	0.6
Insurance Brokers	0.6
E-Commerce/Products	0.5
Electric-Distribution	0.5
Networking Products	0.5
Beverages-Wine/Spirits	0.5
Commercial Services-Finance	0.5
Enterprise Software/Service	0.5
Retail-Apparel/Shoe	0.5
Medical-Biomedical/Gene	0.4
Semiconductor Components-Integrated Circuits	0.4
Advertising Agencies	0.4
Transport-Services	0.4
Applications Software	0.4
Cellular Telecom	0.4
Electronic Security Devices	0.4
Agricultural Operations	0.4
Transport-Rail	0.4
Food-Meat Products	0.3
Building & Construction Products-Misc.	0.3

Oil-Field Services	0.3%
Brewery	0.3
Pharmacy Services	0.3
Insurance-Reinsurance	0.3
Medical-Generic Drugs	0.3
Machinery-Construction & Mining	0.3
Distribution/Wholesale	0.3
Data Processing/Management	0.3
Web Portals/ISP	0.2
Computers	0.2
Soap & Cleaning Preparation	0.2
Entertainment Software	0.2
Finance-Other Services	0.2
Medical-HMO	0.2
Retail-Restaurants	0.2
Investment Companies	0.2
Sovereign	0.2
Municipal Bonds & Notes	0.2
Tools-Hand Held	0.2
Machinery-Farming	0.2
Banks-Special Purpose	0.2
Engines-Internal Combustion	0.2
Consumer Products-Misc.	0.2
Computers-Memory Devices	0.2
Internet Content-Entertainment	0.2
Rental Auto/Equipment	0.2
Medical-Wholesale Drug Distribution	0.2
Diversified Minerals	0.2
Food-Retail	0.2
Commercial Services	0.1
Retail-Regional Department Stores	0.1
Coatings/Paint	0.1
Beverages-Non-alcoholic	0.1
Small Business Administration	0.1
Fisheries	0.1
Medical-Hospitals	0.1
Retail-Building Products	0.1
Electric-Transmission	0.1
Cosmetics & Toiletries	0.1
Metal-Diversified	0.1
Oil Field Machinery & Equipment	0.1
Medical Labs & Testing Services	0.1
Food-Confectionery	0.1
Containers-Metal/Glass	0.1
Motorcycle/Motor Scooter	0.1
Industrial Gases	0.1
Agricultural Chemicals	0.1
Private Equity	0.1
Computer Aided Design	0.1
Insurance-Mutual	0.1
SupraNational Banks	0.1
Retail-Auto Parts	0.1
Hotels/Motels	0.1
Sovereign Agency	0.1
Home Decoration Products	0.1

99.4%

#	See Note 1
*	Calculated as a percentage of net assets

129

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 59.3%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	30,344	$2,225,732

Aerospace/Defense — 1.2%
Lockheed Martin Corp.	14,124	2,980,164
Northrop Grumman Corp.	18,049	3,340,148

		6,320,312

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	42,246	3,704,552

Agricultural Chemicals — 0.1%
Monsanto Co.	4,478	405,707

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	54,408	1,923,323

Applications Software — 0.4%
Microsoft Corp.	38,566	2,124,601

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	23,598	699,445
Hyundai Motor Co.(1)	5,832	653,703
Kia Motors Corp.(1)	28,757	1,098,640

		2,451,788

Auto/Truck Parts & Equipment-Original — 1.0%
Allison Transmission Holdings, Inc.	49,488	1,177,319
Delphi Automotive PLC	20,207	1,312,243
Johnson Controls, Inc.	49,859	1,788,442
Magna International, Inc.	30,994	1,076,792

		5,354,796

Banks-Commercial — 0.5%
BB&T Corp.	41,768	1,364,143
BOC Hong Kong Holdings, Ltd.(1)	111,000	292,330
Sumitomo Mitsui Financial Group, Inc.(1)	29,100	977,257

		2,633,730

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	73,885	2,676,115
State Street Corp.	31,574	1,759,619

		4,435,734

Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	16,951	1,468,804
SunTrust Banks, Inc.	12,568	459,738
US Bancorp	48,687	1,950,401
Wells Fargo & Co.	175,973	8,839,124

		12,718,067

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co.	16,364	702,343

Beverages-Wine/Spirits — 0.4%
Diageo PLC(1)	75,850	2,041,953

Building & Construction Products-Misc. — 0.3%
Owens Corning	38,293	1,768,754

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	95,606	5,326,210
Time Warner Cable, Inc.	13,346	2,429,106

		7,755,316

Cellular Telecom — 0.1%
Vodafone Group PLC(1)	83,593	267,404

Security Description	Shares	Value (Note 3)
Chemicals-Diversified — 1.5%
Celanese Corp., Series A	11,569	$736,598
E.I. du Pont de Nemours & Co.	22,067	1,164,255
LyondellBasell Industries NV, Class A	30,099	2,346,819
PPG Industries, Inc.	40,687	3,870,148

		8,117,820

Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	31,078	739,967

Commercial Services — 0.1%
Aramark	23,992	766,544

Commercial Services-Finance — 0.5%
Equifax, Inc.	2,167	229,269
Global Payments, Inc.	22,837	1,346,241
McGraw Hill Financial, Inc.	2,208	187,724
Sabre Corp.	33,395	855,246

		2,618,480

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	12,144	393,951

Computer Services — 1.4%
Accenture PLC, Class A	44,413	4,687,348
Hewlett Packard Enterprise Co.	29,643	407,888
International Business Machines Corp.	17,867	2,229,623

		7,324,859

Computers — 0.2%
Apple, Inc.	11,910	1,159,319

Computers-Memory Devices — 0.2%
EMC Corp.	20,429	506,026
Seagate Technology PLC	13,541	393,366

		899,392

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	7,023	901,894

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	11,071	507,937

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	6,787	554,430

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	14,743	880,599
Fiserv, Inc.†	5,908	558,661

		1,439,260

Diagnostic Equipment — 2.0%
Abbott Laboratories	66,736	2,525,957
Danaher Corp.	52,152	4,518,971
Thermo Fisher Scientific, Inc.	25,283	3,338,873

		10,383,801

Distribution/Wholesale — 0.3%
Ingram Micro, Inc., Class A	29,927	843,942
LKQ Corp.†	23,508	644,119

		1,488,061

Diversified Banking Institutions — 4.0%
Bank of America Corp.	87,562	1,238,127
Citigroup, Inc.	31,190	1,328,070
Goldman Sachs Group, Inc.	20,791	3,358,994
HSBC Holdings PLC(1)	93,564	659,897

130

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	213,037	$12,675,702
Morgan Stanley	28,418	735,458
UBS Group AG(1)	64,339	1,062,288

		21,058,536

Diversified Manufacturing Operations — 1.6%
3M Co.	25,033	3,779,983
Eaton Corp. PLC	27,818	1,405,087
Illinois Tool Works, Inc.	21,589	1,944,521
Parker-Hannifin Corp.	2,597	252,325
Pentair PLC	17,579	828,322

		8,210,238

Diversified Minerals — 0.2%
BHP Billiton PLC(1)	85,244	830,057

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	4,758	2,792,946

Electric-Distribution — 0.4%
PPL Corp.	62,283	2,183,642

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	32,565	1,985,488
Duke Energy Corp.	17,927	1,349,903
Engie SA(1)	47,557	764,188
Exelon Corp.	66,775	1,974,537
Public Service Enterprise Group, Inc.	16,042	662,535
Xcel Energy, Inc.	6,368	243,385

		6,980,036

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A	24,378	1,332,745
Intel Corp.	21,158	656,321
Microchip Technology, Inc.	20,535	920,174
Texas Instruments, Inc.	40,742	2,156,474

		5,065,714

Electronic Security Devices — 0.4%
Tyco International PLC	61,298	2,108,038

Engines-Internal Combustion — 0.2%
Cummins, Inc.	10,098	907,709

Enterprise Software/Service — 0.5%
CA, Inc.	22,121	635,536
Oracle Corp.	51,169	1,857,947

		2,493,483

Entertainment Software — 0.2%
Activision Blizzard, Inc.	29,955	1,043,033
Electronic Arts, Inc.†	3,640	234,944

		1,277,977

Finance-Credit Card — 0.8%
American Express Co.	29,977	1,603,769
Discover Financial Services	22,775	1,042,867
Visa, Inc., Class A	21,395	1,593,714

		4,240,350

Finance-Other Services — 0.2%
Nasdaq, Inc.	17,400	1,078,800

Fisheries — 0.1%
Marine Harvest ASA(1)	49,737	677,275

Security Description	Shares	Value (Note 3)
Food-Misc./Diversified — 2.0%
Danone SA(1)	21,201	$1,462,185
General Mills, Inc.	58,525	3,307,248
Ingredion, Inc.	3,357	338,117
Kellogg Co.	13,437	986,813
McCormick & Co., Inc.	8,422	740,883
Mondelez International, Inc., Class A	17,885	770,844
Nestle SA(1)	37,332	2,749,742

		10,355,832

Food-Retail — 0.2%
Kroger Co.	19,992	775,889

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	7,179	278,402

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	17,684	314,952

Independent Power Producers — 0.0%
NRG Energy, Inc.	23,059	245,348

Industrial Gases — 0.1%
Praxair, Inc.	4,115	411,500

Instruments-Controls — 0.8%
Honeywell International, Inc.	42,596	4,395,907

Insurance Brokers — 0.5%
Aon PLC	26,774	2,351,560

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	38,255	2,680,911
Suncorp Group, Ltd.(1)	77,447	642,581

		3,323,492

Insurance-Multi-line — 1.9%
Chubb, Ltd.	35,566	4,021,447
MetLife, Inc.	111,378	4,973,028
Zurich Insurance Group AG(1)	5,038	1,115,968

		10,110,443

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	29,867	3,196,964

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	35,404	1,566,273

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	7,965	893,753

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	5,719	1,797,253
Franklin Resources, Inc.	44,539	1,543,722

		3,340,975

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	9,153	569,683

Machinery-Farming — 0.2%
Deere & Co.	12,571	968,093

Medical Instruments — 1.0%
Medtronic PLC	50,015	3,797,139
St. Jude Medical, Inc.	28,638	1,513,804

		5,310,943

Medical Products — 0.3%
Cooper Cos., Inc.	7,200	944,280
Zimmer Biomet Holdings, Inc.	8,639	857,507

		1,801,787

131

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc.	7,804	$647,732

Medical-Drugs — 4.9%
Allergan PLC†	3,403	967,915
Bayer AG(1)	5,200	583,321
Bristol-Myers Squibb Co.	57,183	3,554,495
Eli Lilly & Co.	47,394	3,748,865
Johnson & Johnson	62,877	6,566,874
Merck & Co., Inc.	110,216	5,584,645
Novartis AG(1)	3,888	301,579
Pfizer, Inc.	119,014	3,628,737
Roche Holding AG(1)	1,110	288,779
Valeant Pharmaceuticals International, Inc.†	2,814	253,879

		25,479,089

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	9,037	555,595

Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	29,922	642,724

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	5,181	834,037

Metal-Diversified — 0.1%
Rio Tinto PLC(1)	22,272	547,791

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	10,806	432,240

Multimedia — 0.8%
Time Warner, Inc.	34,221	2,410,527
Twenty-First Century Fox, Inc., Class A	25,296	682,233
Viacom, Inc., Class B	10,299	470,046
Walt Disney Co.	8,130	779,017

		4,341,823

Networking Products — 0.5%
Cisco Systems, Inc.	112,614	2,679,087

Oil & Gas Drilling — 0.0%
Noble Corp. PLC	29,183	227,336

Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	18,389	718,826
Canadian Natural Resources, Ltd.	14,288	303,763
Crescent Point Energy Corp.	29,021	321,719
EOG Resources, Inc.	23,909	1,698,017
EQT Corp.	10,689	659,939
Noble Energy, Inc.	24,341	787,918
Occidental Petroleum Corp.	23,037	1,585,637

		6,075,819

Oil Companies-Integrated — 1.3%
BP PLC(1)	89,094	482,734
Chevron Corp.	32,912	2,845,901
Exxon Mobil Corp.	43,657	3,398,697

		6,727,332

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	16,737	544,622

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	15,586	651,339
Valero Energy Corp.	42,048	2,853,798

		3,505,137

Security Description	Shares	Value (Note 3)
Oil-Field Services — 0.3%
Baker Hughes, Inc.	1,672	$72,749
Schlumberger, Ltd.	22,583	1,632,073

		1,704,822

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	21,934	1,576,397

Pipelines — 0.2%
Enterprise Products Partners LP	14,075	336,533
Williams Partners LP	28,868	635,674

		972,207

Private Equity — 0.1%
Blackstone Group LP	15,254	400,723

Publishing-Periodicals — 0.0%
Time, Inc.	1,208	18,120

Real Estate Investment Trusts — 0.6%
Hospitality Properties Trust	18,006	424,761
Medical Properties Trust, Inc.	84,109	925,199
Mid-America Apartment Communities, Inc.	12,489	1,171,718
Starwood Property Trust, Inc.	24,271	462,120
STORE Capital Corp.	8,110	201,047

		3,184,845

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	134,566	1,970,046

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,315	351,996

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	4,082	176,220

Retail-Discount — 0.8%
Target Corp.	60,884	4,409,219

Retail-Drug Store — 1.1%
CVS Health Corp.	57,025	5,508,045

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	15,226	757,493

Retail-Restaurants — 0.2%
Yum! Brands, Inc.	15,403	1,114,715

Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	5,936	319,713
Maxim Integrated Products, Inc.	13,857	462,824
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,641	1,467,076

		2,249,613

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	7,521	671,089

Telephone-Integrated — 1.7%
AT&T, Inc.	16,522	595,783
Frontier Communications Corp.	104,870	477,159
TDC A/S(1)	89,549	383,482
Telecom Italia SpA RSP(1)	501,677	452,137
Telefonica Brasil SA ADR	61,230	533,926
Verizon Communications, Inc.	125,137	6,253,096

		8,695,583

Tobacco — 2.7%
Altria Group, Inc.	56,229	3,436,154
Japan Tobacco, Inc.(1)	34,900	1,363,627
Philip Morris International, Inc.	99,856	8,988,039

132

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Tobacco (continued)
Reynolds American, Inc.	12,090	$603,895

		14,391,715

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,481	988,777

Transport-Rail — 0.4%
Canadian National Railway Co.	9,922	530,728
Union Pacific Corp.	18,975	1,366,200

		1,896,928

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	23,609	2,200,359

Web Portals/ISP — 0.1%
Alphabet, Inc., Class A†	978	744,600

Total Common Stocks (cost $265,289,198)		311,470,300

CONVERTIBLE PREFERRED SECURITIES — 0.7%
Electric-Integrated — 0.2%
Exelon Corp. 6.50%	23,676	1,018,542

Food-Meat Products — 0.3%
Tyson Foods, Inc. 4.75%	32,800	1,969,312

Medical-Drugs — 0.1%
Allergan PLC Series A	528	500,697

Telephone-Integrated — 0.1%
Frontier Communications Corp. Series A 11.13%	3,518	314,439

Total Convertible Preferred Securities (cost $3,760,379)		3,802,990

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.2%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	549,015
BPCE SA FRS 12.50% due 09/30/2019*(2)	593,000	752,120

		1,301,135

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(2)	364,000	367,185

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(2)	400,000	450,000

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	476,607

Total Preferred Securities/Capital Securities (cost $2,388,950)		2,594,927

ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	$630,000	633,471

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.83% due 12/28/2040*(3)	$440,327	$318,636
Cent CLO LP FRS Series 2013-17A, Class A1 1.62% due 01/30/2025*(4)	529,000	522,493
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.90% due 12/10/2049(5)	700,000	722,398
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	387,186	394,438
Commercial Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(5)	821,121	851,195
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(5)	989,218	1,026,322
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(5)	467,518	481,876
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.72% due 07/15/2025*(4)	680,000	666,332
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	351,630
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	271,607
Fortress Credit BSL, Ltd. FRS Series 2013-1A, Class A 1.80% due 01/19/2025*(3)(4)	449,206	442,962
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	162,278	157,472
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(5)	1,725,000	1,761,316
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(5)	879,375	892,460
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.77% due 04/25/2025*(4)	617,000	606,511
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(5)	1,010,000	1,036,736
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.96% due 06/15/2049(5)	550,000	561,465
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 6.13% due 02/15/2051(5)	14,833	14,819
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.13% due 11/15/2030*(5)(6)	717,960	11,046

133

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	$347,802	$283,197
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.90% due 06/15/2049(5)	707,737	725,672
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(5)	893,749	915,721

Total Asset Backed Securities (cost $13,977,982)		13,649,775

U.S. CORPORATE BONDS & NOTES — 8.1%
Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	578,598

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	326,008

Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	740,253
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	622,476
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,701

		1,635,430

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	707,000	716,535
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	932,003

		1,648,538

Cable/Satellite TV — 0.2%
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	449,000	449,445
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	633,145

		1,082,590

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	261,135
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	498,994

		760,129

Security Description	Principal Amount	Value (Note 3)
Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	$228,000	$204,679

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	822,781
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,317,555
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	533,670
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	464,187
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	799,660
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	866,374
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	675,035
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	252,925
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,387,192

		7,119,379

Diversified Financial Services — 0.2%
General Electric Capital Corp. FRS Company Guar. Notes 1.24% due 01/09/2020	798,000	798,392
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	99,000	102,743

		901,135

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	423,041
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	65,410	65,359
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	211,598
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	549,926
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	533,044
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	187,006
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	676,110

		2,646,084

134

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	$495,000	$600,773

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	748,000	760,412

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	190,993

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	361,000	364,678
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	151,271

		515,949

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	261,778

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	629,483

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	359,609

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	320,000	318,300

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	640,000	653,290

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	524,127

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	378,161
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	814,649
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	751,172

		1,943,982

Security Description	Principal Amount	Value (Note 3)
Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	$320,000	$322,612
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,224,489
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	197,293

		1,744,394

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	364,000	364,223

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	855,437
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	370,229

		1,225,666

Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	258,300

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	874,682
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	826,418

		1,701,100

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	340,000	343,421
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	147,062

		490,483

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.53% due 11/15/2017	1,056,000	1,047,856

Pipelines — 0.5%
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	281,346
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	229,446
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	609,434
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	443,029

135

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	$110,000	$102,520
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	195,865
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	792,910

		2,654,550

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	506,684

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	874,068

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	395,119

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	407,323
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	214,099

		621,422

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	1,503,000	1,753,558

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	773,000	798,966
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	529,000	529,107
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	265,000	239,413

		1,567,486

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	512,959
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	501,048
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	874,572

		1,888,579

Security Description	Principal Amount	Value (Note 3)
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	$640,000	$642,049
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,156,000	1,226,280

		1,868,329

Total U.S. Corporate Bonds & Notes (cost $41,218,094)		42,623,083

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	530,418

Banks-Commercial — 0.6%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	557,888
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	569,087
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	506,955
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	240,000	255,000
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	526,705
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	708,964
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	201,848

		3,326,447

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	938,079

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	636,642

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	169,667

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,094,734

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	256,000	263,231

136

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	$561,000	$571,199

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,106,225

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	940,929

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	292,211
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	339,590
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	364,486

		996,287

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	644,253
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	114,056	116,040

		760,293

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	206,065
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	569,701
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,120,493
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	217,195
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	527,579
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	424,000	423,796
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	587,281

		3,652,110

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	745,062

Security Description	Principal Amount	Value (Note 3)
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	$650,000	$672,684

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	657,753
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(3)	517,000	523,875

		1,181,628

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	689,565

Total Foreign Corporate Bonds & Notes (cost $17,631,119)		18,275,200

U.S. GOVERNMENT AGENCIES — 11.6%
Federal Home Loan Mtg. Corp. — 4.2%
3.00% due 11/01/2030	560,939	585,292
3.00% due 03/01/2043	424,628	435,093
3.00% due 04/01/2043	1,021,740	1,048,128
3.00% due 05/01/2043	875,583	898,802
3.50% due 02/01/2042	490,405	515,036
3.50% due 04/01/2042	278,901	294,256
3.50% due 12/01/2042	761,239	801,217
3.50% due 04/01/2043	189,352	198,093
3.50% due 07/01/2043	291,707	305,174
3.50% due 08/01/2043	515,293	539,082
3.50% due 11/01/2045	1,051,773	1,100,329
3.50% due 12/01/2045	597,507	625,092
4.00% due 11/01/2040	665,102	712,149
4.00% due 01/01/2041	999,614	1,070,389
4.00% due 11/01/2043	444,923	475,389
4.00% due 04/01/2044	476,910	509,649
4.00% due 09/01/2044	1,538,184	1,643,633
4.00% due March TBA	827,000	880,853
4.50% due 08/01/2018	38,285	39,618
4.50% due 11/01/2018	75,287	77,929
4.50% due 01/01/2019	21,923	22,737
4.50% due 03/01/2019	5,930	6,149
4.50% due 08/01/2019	4,384	4,547
4.50% due 02/01/2020	8,158	8,485
4.50% due 08/01/2024	230,560	247,206
4.50% due 04/01/2035	40,412	44,016
4.50% due 07/01/2039	309,393	336,278
4.50% due 09/01/2039	126,330	137,341
4.50% due 10/01/2039	74,892	81,429
5.00% due 03/01/2018	20,409	21,113
5.00% due 05/01/2018	20,601	21,318
5.00% due 09/01/2018	23,398	24,327
5.00% due 02/01/2019	31,601	32,750
5.00% due 09/01/2033	162,620	180,715
5.00% due 03/01/2034	71,497	78,675
5.00% due 04/01/2034	28,449	31,480
5.00% due 08/01/2035	43,165	47,485
5.00% due 10/01/2035	90,643	100,473
5.00% due 11/01/2035	294,372	324,813
5.00% due 12/01/2036	53,453	59,030
5.00% due 07/01/2039	414,682	455,050
5.50% due 01/01/2019	48,490	50,073
5.50% due 04/01/2019	4,531	4,693
5.50% due 06/01/2019	2,772	2,885

137

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 07/01/2019	$6,728	$6,972
5.50% due 10/01/2024	42,260	46,802
5.50% due 06/01/2025	60,367	66,852
5.50% due 07/01/2025	36,125	39,993
5.50% due 08/01/2025	53,553	59,307
5.50% due 09/01/2025	34,199	38,073
5.50% due 12/01/2033	98,987	111,274
5.50% due 01/01/2034	154,416	172,514
5.50% due 04/01/2034	28,739	32,460
5.50% due 11/01/2034	19,519	21,998
5.50% due 05/01/2035	20,168	22,520
5.50% due 09/01/2035	45,598	51,399
5.50% due 10/01/2035	27,968	31,636
6.00% due 04/01/2016	260	260
6.00% due 04/01/2017	3,416	3,480
6.00% due 07/01/2017	1,885	1,917
6.00% due 10/01/2017	3,744	3,812
6.00% due 08/01/2019	35,476	37,211
6.00% due 09/01/2019	3,334	3,414
6.00% due 11/01/2019	8,065	8,408
6.00% due 05/01/2021	11,594	12,271
6.00% due 10/01/2021	46,683	49,701
6.00% due 02/01/2023	61,346	69,034
6.00% due 12/01/2025	23,604	26,565
6.00% due 02/01/2026	20,831	23,442
6.00% due 04/01/2034	62,368	71,251
6.00% due 07/01/2034	75,399	86,257
6.00% due 08/01/2034	184,211	210,944
6.00% due 09/01/2034	14,179	15,968
6.00% due 07/01/2035	53,316	61,011
6.00% due 08/01/2035	41,669	47,046
6.00% due 11/01/2035	85,378	97,673
6.00% due 03/01/2036	31,796	35,881
6.00% due 07/01/2036	19,622	22,086
6.00% due 10/01/2036	41,987	47,257
6.00% due 01/01/2037	68,663	78,819
6.00% due 03/01/2037	8,736	9,832
6.00% due 05/01/2037	72,827	83,075
6.00% due 06/01/2037	65,517	73,879
6.50% due 05/01/2034	16,559	18,881
6.50% due 06/01/2034	44,365	50,957
6.50% due 08/01/2034	86,682	98,858
6.50% due 10/01/2034	45,013	53,919
6.50% due 11/01/2034	1,467	1,671
6.50% due 05/01/2037	44,743	51,558
6.50% due 07/01/2037	40,663	47,384
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. Series K712, Class A2 1.87% due 11/25/2019(5)	225,000	226,751
Series K704, Class A2
2.41% due 08/25/2018(5)	279,000	285,533
Series K503, Class A2
2.46% due 08/25/2019(5)	200,000	205,580
Series K026, Class A2
2.51% due 11/25/2022(5)	263,000	266,564
Series K042, Class A2
2.67% due 12/25/2024(5)	320,000	320,529
Series K025, Class A2
2.68% due 10/25/2022(5)	200,000	204,873
Series K720, Class A2
2.72% due 06/25/2022(5)	218,832	225,417

Security Description	Principal Amount	Value (Note 3)
Federal Home Loan Mtg. Corp. (continued)
Series K718, Class A2
2.79% due 01/25/2022(5)	$299,000	$309,570
Series K028, Class A2
3.11% due 02/25/2023(5)	439,000	460,586
Series K702, Class A2
3.15% due 02/25/2018(5)	67,319	69,636
Series K041, Class A2
3.17% due 10/25/2024(5)	267,000	278,116
Series K030, Class A2
3.25% due 04/25/2023 VRS(5)	507,000	535,413
Series K029, Class A2
3.32% due 02/25/2023 VRS(5)	118,000	125,212
Series K035, Class A2
3.46% due 08/25/2023 VRS(5)	523,000	558,245
Series K003, Class A5
5.09% due 03/25/2019(5)	793,000	869,080

		22,224,898

Federal National Mtg. Assoc. — 5.6%
2.41% due 05/01/2023	104,939	106,021
2.50% due 02/01/2028	229,059	235,816
2.50% due 05/01/2028	129,082	132,890
2.50% due 05/01/2030	173,201	177,360
2.55% due 05/01/2023	96,225	98,052
2.59% due 05/01/2023	98,415	100,516
3.00% due 03/01/2027	88,879	92,875
3.00% due 04/01/2027	278,363	290,872
3.00% due 04/01/2030	252,223	263,065
3.00% due 10/01/2030	735,409	767,023
3.00% due 11/01/2030	266,969	278,529
3.00% due 12/01/2030	450,639	470,211
3.50% due 11/01/2041	44,998	47,163
3.50% due 01/01/2042	568,496	598,810
3.50% due 04/01/2043	649,812	681,327
3.50% due 05/01/2043	1,149,365	1,204,907
3.50% due 06/01/2043	399,601	419,075
3.50% due 07/01/2043	1,074,924	1,126,931
3.50% due 08/01/2043	330,686	346,749
3.50% due 09/01/2043	1,480,905	1,552,502
3.80% due 02/01/2018	83,497	87,011
3.86% due 07/01/2018	73,902	78,035
4.00% due 09/01/2040	462,624	495,695
4.00% due 12/01/2040	357,842	383,409
4.00% due 02/01/2041	120,090	128,762
4.00% due 06/01/2041	600,431	643,134
4.00% due 11/01/2041	248,095	266,013
4.00% due 01/01/2042	1,412,776	1,513,862
4.00% due 04/01/2042	198,801	213,971
4.00% due 12/01/2042	224,986	241,902
4.00% due 04/01/2043	57,090	61,208
4.00% due 07/01/2043	342,749	367,143
4.00% due 11/01/2044	722,557	772,601
4.00% due 02/01/2045	469,879	502,326
4.50% due 04/01/2018	15,604	16,173
4.50% due 06/01/2018	26,162	27,117
4.50% due 07/01/2018	13,093	13,570
4.50% due 03/01/2019	28,510	29,600
4.50% due 04/01/2020	47,584	50,130
4.50% due 07/01/2020	13,718	14,436
4.50% due 08/01/2033	175,277	191,309
4.50% due 03/01/2034	528,923	579,490
4.50% due 01/01/2040	161,897	176,437
4.50% due 02/01/2041	216,398	237,006
4.50% due 04/01/2041	431,304	471,411

138

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/2044	$1,898,611	$2,069,304
4.60% due 09/01/2019	80,380	87,606
5.00% due 02/01/2018	71,629	74,255
5.00% due 12/01/2018	63,700	66,410
5.00% due 07/01/2019	26,748	28,207
5.00% due 11/01/2019	38,327	39,798
5.00% due 03/01/2020	21,089	22,012
5.00% due 07/01/2020	16,577	17,171
5.00% due 08/01/2020	16,508	17,585
5.00% due 12/01/2020	49,692	53,081
5.00% due 11/01/2033	86,556	96,065
5.00% due 03/01/2034	68,992	76,574
5.00% due 05/01/2034	28,924	32,097
5.00% due 08/01/2034	28,109	31,183
5.00% due 09/01/2034	78,857	87,492
5.00% due 06/01/2035	120,098	132,929
5.00% due 07/01/2035	266,505	295,148
5.00% due 08/01/2035	56,640	62,638
5.00% due 09/01/2035	45,277	50,114
5.00% due 10/01/2035	231,525	256,219
5.00% due 10/01/2039	92,701	103,205
5.00% due 11/01/2039	130,445	145,633
5.00% due 11/01/2040	83,876	93,381
5.00% due 01/01/2041	30,028	33,430
5.00% due 03/01/2041	66,526	74,064
5.27% due 12/01/2016	306,685	312,490
5.37% due 05/01/2018	494,024	528,529
5.50% due 11/01/2017	17,546	17,980
5.50% due 01/01/2018	33,265	34,048
5.50% due 02/01/2018	17,769	18,179
5.50% due 07/01/2019	55,974	58,619
5.50% due 08/01/2019	13,574	14,226
5.50% due 09/01/2019	62,222	65,295
5.50% due 01/01/2021	48,981	52,180
5.50% due 03/01/2021	17,092	18,189
5.50% due 05/01/2022	25,206	27,466
5.50% due 02/01/2033	75,222	84,615
5.50% due 06/01/2033	101,772	114,764
5.50% due 07/01/2033	335,360	378,158
5.50% due 11/01/2033	117,985	133,101
5.50% due 12/01/2033	12,503	13,947
5.50% due 01/01/2034	91,696	103,191
5.50% due 02/01/2034	175,319	197,488
5.50% due 03/01/2034	30,643	35,051
5.50% due 04/01/2034	39,433	44,290
5.50% due 05/01/2034	225,258	255,004
5.50% due 06/01/2034	16,430	18,541
5.50% due 07/01/2034	227,824	256,544
5.50% due 09/01/2034	379,538	423,982
5.50% due 10/01/2034	503,790	567,100
5.50% due 11/01/2034	512,257	577,178
5.50% due 12/01/2034	217,360	245,310
5.50% due 01/01/2035	343,977	388,715
5.50% due 04/01/2035	43,615	48,893
5.50% due 09/01/2035	183,481	208,474
5.50% due 06/01/2036	101,453	113,575
5.50% due 03/01/2037	51,288	58,216
5.74% due 07/01/2016	125,714	125,940
6.00% due 01/01/2017	1,830	1,855
6.00% due 02/01/2017	11,952	12,149
6.00% due 08/01/2017	10,596	10,838
6.00% due 03/01/2018	3,896	4,009
6.00% due 11/01/2018	29,725	30,611

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
6.00% due 01/01/2021	$28,581	$30,577
6.00% due 05/01/2021	10,835	11,570
6.00% due 07/01/2021	58,841	64,231
6.00% due 11/01/2025	32,285	36,519
6.00% due 04/01/2034	103,680	119,038
6.00% due 05/01/2034	113,259	128,113
6.00% due 06/01/2034	289,183	330,587
6.00% due 07/01/2034	140,112	160,035
6.00% due 08/01/2034	94,477	107,992
6.00% due 10/01/2034	172,974	197,911
6.00% due 11/01/2034	15,529	17,613
6.00% due 12/01/2034	4,515	5,107
6.00% due 08/01/2035	42,651	48,776
6.00% due 09/01/2035	95,338	109,304
6.00% due 10/01/2035	72,256	82,948
6.00% due 11/01/2035	17,167	19,419
6.00% due 12/01/2035	174,887	199,752
6.00% due 02/01/2036	153,573	175,506
6.00% due 03/01/2036	13,961	15,961
6.00% due 04/01/2036	42,881	49,031
6.00% due 06/01/2036	25,793	29,290
6.00% due 12/01/2036	26,625	30,117
6.00% due 07/01/2037	54,577	62,116
6.50% due 06/01/2031	34,732	39,718
6.50% due 07/01/2031	1,883	2,154
6.50% due 09/01/2031	26,305	30,081
6.50% due 02/01/2032	15,567	17,802
6.50% due 07/01/2032	106,392	125,104
6.50% due 08/01/2032	70,632	80,772
6.50% due 01/01/2033	54,476	63,289
6.50% due 04/01/2034	16,170	19,412
6.50% due 06/01/2034	16,515	18,886
6.50% due 08/01/2034	55,134	63,048
6.50% due 05/01/2036	50,505	57,755
6.50% due 01/01/2037	11,828	13,526
6.50% due 02/01/2037	87,763	101,906
6.50% due 05/01/2037	50,852	58,152
6.50% due 07/01/2037	43,494	51,350
Federal National Mtg. Assoc.
Series 2011-M7, Class A2
2.58% due 09/25/2018(5)	406,552	416,166

		29,387,420

Government National Mtg. Assoc. — 1.6%
3.00% due 02/15/2043	362,554	375,850
3.00% due 06/20/2043	492,837	510,677
3.00% due 07/20/2043	346,217	358,749
3.50% due 12/15/2041	247,040	261,647
3.50% due 02/15/2042	128,074	135,251
3.50% due 06/20/2043	675,660	714,530
3.50% due 07/20/2043	875,977	926,305
3.50% due 12/20/2045	393,536	415,735
4.00% due 01/20/2041	874,381	942,799
4.00% due 02/20/2041	218,406	235,481
4.00% due 04/20/2041	163,031	175,722
4.00% due 02/20/2042	240,440	258,705
4.50% due 07/20/2033	13,274	14,431
4.50% due 09/20/2033	100,315	109,067
4.50% due 12/20/2034	43,796	47,638
4.50% due 11/15/2039	263,656	286,903
4.50% due 03/15/2040	255,759	283,306
4.50% due 04/15/2040	357,781	389,747
4.50% due 06/15/2040	128,736	141,817
4.50% due 01/20/2041	211,081	230,588
5.00% due 07/20/2033	21,677	24,060

139

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 06/15/2034	$99,368	$111,125
5.00% due 10/15/2034	43,457	48,611
5.50% due 11/15/2032	107,332	121,027
5.50% due 05/15/2033	334,378	381,433
5.50% due 12/15/2033	107,466	122,556
5.50% due 10/15/2035	4,887	5,558
6.00% due 09/15/2032	79,631	91,876
6.00% due 04/15/2033	124,643	143,816
6.00% due 02/15/2034	118,735	137,625
6.00% due 07/15/2034	56,590	65,263
6.00% due 09/15/2034	25,330	28,612
6.00% due 01/20/2035	27,194	30,909
6.00% due 02/20/2035	36,033	41,087
6.00% due 04/20/2035	21,466	24,981
6.00% due 01/15/2038	154,171	180,912

		8,374,399

Small Business Administration — 0.1%
Series 2003-20G, Class 1
4.35% due 07/01/2023	21,366	22,634
Series 2004-20D, Class 1
4.77% due 04/01/2024	72,385	77,537
Series 2005-20C, Class 1
4.95% due 03/01/2025	180,408	195,282
Series 2004-20I, Class 1
4.99% due 09/01/2024	109,907	119,155
Series 2004-20E, Class 1
5.18% due 05/01/2024	122,440	132,923
Series 2004-20F, Class 1
5.52% due 06/01/2024	133,089	146,325

		693,856

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	289,110

Total U.S. Government Agencies (cost $58,621,660)		60,969,683

U.S. GOVERNMENT TREASURIES — 11.6%
United States Treasury Bonds — 3.5%
2.50% due 02/15/2045	4,316,000	4,084,352
2.88% due 05/15/2043	5,362,200	5,506,100
4.50% due 08/15/2039	4,387,400	5,870,890
5.00% due 05/15/2037	16,000	22,882
5.25% due 02/15/2029	1,000	1,353
6.00% due 02/15/2026	170,000	232,833
6.25% due 08/15/2023	128,000	169,160
6.75% due 08/15/2026	377,000	548,093
8.00% due 11/15/2021	318,000	432,753
8.50% due 02/15/2020	1,341,000	1,725,909

		18,594,325

United States Treasury Notes — 8.1%
0.88% due 12/31/2016	6,921,000	6,936,143
1.00% due 06/30/2019	15,859,000	15,816,260
2.50% due 08/15/2023	4,039,000	4,263,512
3.13% due 05/15/2019	3,511,000	3,746,619
3.13% due 05/15/2021	2,914,000	3,165,560
3.50% due 05/15/2020	1,809,000	1,976,615

Security Description	Principal Amount	Value (Note 3)
United States Treasury Notes (continued)
3.75% due 11/15/2018	$6,163,000	$6,640,152

		42,544,861

Total U.S. Government Treasuries (cost $58,701,857)		61,139,186

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	989,165

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.2%
Republic of Iceland Notes 4.88% due 06/16/2016*	197,000	199,959
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	128,010
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	768,345

		1,096,314

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	354,356

Total Foreign Government Obligations (cost $1,493,726)		1,450,670

Total Long-Term Investment Securities (cost $463,785,581)		516,964,979

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Commercial Paper — 1.0%
Wal-Mart Stores, Inc. 0.30% due 02/01/2016*(8) (cost $5,421,000)	5,421,000	5,421,000

TOTAL INVESTMENTS (cost $469,206,581) (7)	99.4%	522,385,979
Other assets less liabilities	0.6	3,133,908

NET ASSETS	100.0%	$525,519,887

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $23,808,139 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $20,370,007 representing 3.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $1,856,672 representing 0.4% of net assets.
(4)	Collateralized Loan Obligation

140

SunAmerica Series Trust SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	See Note 4 for cost of investments on a tax basis.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the SA MFS Total Return Portfolio held the following restricted securities:

Description	Acquisition Date	Par Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Wal-Mart Stores, Inc. 0.30% due 02/01/2016	01/29/2016	5,421,000	$5,421,000	$5,421,000	$1.00	1.03%

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2016 and unless otherwise noted, the dates shown are the orginal maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$291,100,293	$20,370,007	**	$—	$311,470,300
Convertible Preferred Securities	3,802,990	—		—	3,802,990
Preferred Securities/Capital Securities	—	2,594,927		—	2,594,927
Asset Backed Securities	—	13,649,775		—	13,649,775
U.S. Corporate Bonds & Notes	—	42,623,083		—	42,623,083
Foreign Corporate Bonds & Notes	—	18,275,200		—	18,275,200
U.S. Government Agencies	—	60,969,683		—	60,969,683
U.S. Government Treasuries	—	61,139,186		—	61,139,186
Municipal Bonds & Notes	—	989,165		—	989,165
Foreign Government Obligations	—	1,450,670		—	1,450,670
Short-Term Investment Securities	—	5,421,000		—	5,421,000

Total Investments at Value	$294,903,283	$227,482,696		$—	$522,385,979

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

141

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	42.7%
Domestic Fixed Income Investment Companies	24.5
United States Treasury Notes	15.3
International Equity Investment Companies	13.3
Registered Investment Companies	2.4
International Fixed Income Investment Companies	0.8
United States Treasury Bonds	0.8
Options Purchased	0.6

100.4%

*	Calculated as a percentage of net assets

142

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.3%
Domestic Equity Investment Companies — 42.7%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	6,128,835	$237,311,664
Anchor Series Trust Growth and Income Portfolio, Class 1	15,501,302	181,455,981
Anchor Series Trust Growth Portfolio, Class 1	13,487,789	329,907,338
Anchor Series Trust Natural Resources Portfolio, Class 1	3,093,215	43,013,486
Seasons Series Trust Large Cap Growth Portfolio, Class 1	11,148,346	131,762,100
Seasons Series Trust Large Cap Value Portfolio, Class 1	23,768,766	340,340,563
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	5,473,638	79,160,218
Seasons Series Trust Mid Cap Value Portfolio, Class 1	10,728,125	155,437,030
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	14,917,560	125,760,205
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	10,939,871	171,726,672
Seasons Series Trust Small Cap Portfolio, Class 1	7,869,811	87,556,536
Seasons Series Trust Stock Portfolio, Class 1	15,962,581	355,709,925
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	4,775,459	69,345,714
SunAmerica Series Trust Blue Chip Growth, Class 1	36,578,457	355,103,078
SunAmerica Series Trust Equity Index Portfolio, Class 1	49,650,026	817,601,881
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	3,223,057	66,743,486
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	11,567,516	82,523,424
SunAmerica Series Trust Growth-Income Portfolio, Class 1	11,278,043	323,441,515
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,942,671	89,951,733
SunAmerica Series Trust Real Estate Portfolio, Class 1	4,158,588	60,061,670
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	15,120,659	298,440,523
SunAmerica Series Trust Small Company Value Portfolio, Class 1	8,016,005	162,155,804

		4,564,510,546

Domestic Fixed Income Investment Companies — 24.5%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	23,451,740	356,280,174
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	56,375,775	649,340,297
Seasons Series Trust Real Return Portfolio, Class 1	11,153,185	105,065,568
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	49,731,435	636,214,691
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	32,002,449	163,467,068
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	80,402,677	707,641,652

		2,618,009,450

Security Description	Shares/ Principal Amount	Value (Note 3)

International Equity Investment Companies — 13.3%
Seasons Series Trust International Equity Portfolio, Class 1	36,876,096	$277,250,533
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	36,238,646	209,135,291
SunAmerica Series Trust Foreign Value Portfolio, Class 1	28,759,955	392,524,953
SunAmerica Series Trust Global Equities Portfolio, Class 1	19,635,996	337,035,284
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	22,847,859	200,328,067
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	1,051,415	9,164,671

		1,425,438,799

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	7,795,292	84,482,963

Total Affiliated Registered Investment Companies (cost $9,168,941,763)		8,692,441,758

U.S. GOVERNMENT TREASURIES — 16.1%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	$16,198,000	21,406,662
6.88% due 08/15/2025	9,580,000	13,728,590
7.13% due 02/15/2023	11,415,000	15,575,231
7.50% due 11/15/2024	10,000,000	14,584,380
7.63% due 02/15/2025	10,155,000	15,015,122

		80,309,985

United States Treasury Notes — 15.3%
1.75% due 05/15/2023	118,266,000	118,598,564
2.00% due 02/15/2023(1)	113,645,000	116,162,010
2.00% due 02/15/2025	167,075,000	168,425,968
2.00% due 08/15/2025	129,415,000	130,223,844
2.13% due 05/15/2025	146,170,000	148,796,529
2.25% due 11/15/2024	166,940,000	171,941,689
2.25% due 11/15/2025	87,750,000	90,255,701
2.38% due 08/15/2024	152,715,000	158,984,714
2.50% due 08/15/2023	106,488,000	112,407,242
2.50% due 05/15/2024(1)	147,812,000	155,485,512
2.75% due 11/15/2023	133,016,000	142,763,546
2.75% due 02/15/2024	114,541,000	122,751,299

		1,636,796,618

Total U.S. Government Treasuries (cost $1,656,536,400)		1,717,106,603

OPTIONS - PURCHASED — 0.6%
Put Options-Purchased(4) (cost $78,369,764)	2,064,000	68,528,120

Total Long-Term Investment Securities (cost $10,903,847,927)		10,478,076,481

143

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
AllianceBernstein Government STIF Portfolio 0.36%(3) (cost $258,846,563)	$258,846,563	$258,846,563

TOTAL INVESTMENTS (cost $11,162,694,490)(2)	100.4%	10,736,923,044
Liabilities in excess of other assets	(0.4)	(41,800,592)

NET ASSETS	100.0%	$10,695,122,452

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of January 31, 2016.
(4)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2016	$1,790	24,000	$28,419,011	$40,680,000	$12,260,989
S&P 500 Index	April 2016	1,660	1,890,000	46,200,753	24,297,645	(21,903,108)
S&P 500 Index	May 2016	1,680	150,000	3,750,000	3,550,475	(199,525)

				$78,369,764	$68,528,120	$(9,841,644)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
10,000	Long	S&P 500 E-Mini Index	March 2016	$953,868,749	$965,050,000	$11,181,251

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2016	$2,080	1,890,000	$13,595,892	$12,946,804	$649,088
S&P 500 Index	May 2016	2,080	150,000	1,868,130	1,868,130	—

				$15,464,022	$14,814,934	$649,088

Written Put Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2016	$1,790	2,400,000	$79,344,750	$41,531,366	$37,813,384

144

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$8,692,441,758	$—	$—	$8,692,441,758
U.S. Government Treasuries	—	1,717,106,603	—	1,717,106,603
Options-Purchased	68,528,120	—	—	68,528,120
Short-Term Investment Securities	258,846,563	—	—	258,846,563

Total Investments at Value	$9,019,816,441	$1,717,106,603	$—	$10,736,923,044

Other Financial Instruments:†
Futures Contracts	$11,181,251	$—	$—	$11,181,251
Written Call Options	649,088	—	—	649,088
Written Put Options	37,813,384	—	—	37,813,384

Total Other Financial Instruments	$49,643,723	$—	$—	$49,643,723

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

145

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.3%
United States Treasury Notes	15.0
Domestic Fixed Income Investment Companies	14.7
International Equity Investment Companies	11.3
Registered Investment Companies	3.3
International Fixed Income Investment Companies	1.7
United States Treasury Bonds	0.7
Options Purchased	0.6

100.6%

*	Calculated as a percentage of net assets

146

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PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.0%
Domestic Equity Investment Companies — 53.3%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	8,138,487	$96,188,634
Seasons Series Trust Large Cap Value Portfolio, Class 1	26,042,089	372,891,859
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	3,067,697	44,365,297
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,790,128	54,914,191
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,995,722	94,116,773
Seasons Series Trust Small Cap Portfolio, Class 1	10,093,529	112,296,781
SunAmerica Series Trust Capital Growth Portfolio, Class 1	6,710,698	85,249,578
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	12,619,586	152,993,985
SunAmerica Series Trust Equity Index Portfolio, Class 1	29,540,512	486,452,476
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	10,372,675	184,617,623
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	743,707	5,305,652
SunAmerica Series Trust Growth-Income Portfolio, Class 1	10,046,950	288,135,177
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	6,130,052	92,788,054
SunAmerica Series Trust Real Estate Portfolio, Class 1	7,190,513	103,851,171
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,711,028	140,914,976
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,699,338	255,864,851
SunAmerica Series Trust SA Marsico Focused Growth Portfolio, Class 1	8,529,788	100,152,485
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,784,847	291,812,495
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	6,095,604	90,222,745
SunAmerica Series Trust Small Company Value Portfolio, Class 1	3,472,671	70,248,679

		3,123,383,482

Domestic Fixed Income Investment Companies — 14.7%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,150,707	139,018,061
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	8,712,840	100,355,132
Seasons Series Trust Real Return Portfolio, Class 1	5,672,725	53,438,376
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	15,695,411	200,791,530
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	17,491,815	89,347,402
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	31,851,561	280,332,597

		863,283,098

Security Description	Shares/ Principal Amount	Value (Note 3)

International Equity Investment Companies — 11.3%
Seasons Series Trust International Equity Portfolio, Class 1	22,470,077	$168,939,814
SunAmerica Series Trust Foreign Value Portfolio, Class 1	16,158,240	220,532,767
SunAmerica Series Trust Global Equities Portfolio, Class 1	8,013,695	137,548,297
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	15,682,032	136,692,588

		663,713,466

International Fixed Income Investment Companies — 1.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1	9,255,127	100,304,204

Total Affiliated Registered Investment Companies (cost $5,128,271,996)		4,750,684,250

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 0.7%
6.25% due 08/15/2023	$8,503,000	11,237,242
6.88% due 08/15/2025	5,170,000	7,408,853
7.13% due 02/15/2023	5,446,000	7,430,811
7.50% due 11/15/2024	5,150,000	7,510,956
7.63% due 02/15/2025	5,265,000	7,784,797

		41,372,659

United States Treasury Notes — 15.0%
1.75% due 05/15/2023	63,718,000	63,897,175
2.00% due 02/15/2023	54,061,500	55,258,854
2.00% due 02/15/2025	89,935,000	90,662,215
2.00% due 08/15/2025	75,750,000	76,223,438
2.13% due 05/15/2025	79,170,000	80,592,606
2.25% due 11/15/2024(1)	89,020,000	91,687,128
2.25% due 11/15/2025	48,825,000	50,219,198
2.38% due 08/15/2024	82,325,000	85,704,853
2.50% due 08/15/2023	57,270,000	60,453,410
2.50% due 05/15/2024	79,632,400	83,766,436
2.75% due 11/15/2023	71,705,000	76,959,614
2.75% due 02/15/2024	61,709,000	66,132,301

		881,557,228

Total U.S. Government Treasuries (cost $891,456,575)		922,929,887

OPTIONS - PURCHASED — 0.6%
Put Options-Purchased(4) (cost $42,999,970)	1,135,140	37,561,731

Total Long-Term Investment Securities (cost $6,062,728,541)		5,711,175,868

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Registered Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio 0.36%(2) (cost $191,178,665)	191,178,665	191,178,665

TOTAL INVESTMENTS (cost $6,253,907,206)(3)	100.6%	5,902,354,533
Liabilities in excess of other assets	(0.6)	(35,429,703)

NET ASSETS	100.0%	$5,866,924,830

147

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS —January 31, 2016 — (continued)

@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 9

STIF — Short-Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2016.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2016	$1,790	13,140	$15,551,898	$22,272,300	$6,720,402
S&P 500 Index	April 2016	1,660	1,042,000	25,448,072	13,395,844	(12,052,228)
S&P 500 Index	May 2016	1,680	80,000	2,000,000	1,893,587	(106,413)

				$42,999,970	$37,561,731	$(5,438,239)

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2016	$2,080	1,042,000	$7,568,679	$7,137,868	$430,811
S&P 500 Index	May 2016	2,080	80,000	996,336	996,336	—

				$8,565,015	$8,134,204	$430,811

Written Put Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2016	$1,790	1,314,000	$43,439,800	$22,738,423	$20,701,377

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation/ (Depreciation)
400	Long	S&P 500 E-Mini Index	March 2016	$38,474,848	$38,602,000	$127,152

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,750,684,250	$—	$—	$4,750,684,250
U.S. Government Treasuries	—	922,929,887	—	922,929,887
Options - Purchased	37,561,731	—	—	37,561,731
Short-Term Investment Securities	191,178,665	—	—	191,178,665

Total Investments at Value	$4,979,424,646	$922,929,887	$—	$5,902,354,533

148

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS —January 31, 2016 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Written Call Options	$430,811	$—	$—	$430,811
Written Put Options	20,701,377	—	—	20,701,377
Futures Contracts	127,152	—	—	127,152

Total Other Financial Instruments	$21,259,340	$—	$—	$21,259,340

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

149

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2016

Industry Allocation*

Time Deposits	29.5%
United States Treasury Notes	28.6
Medical-Drugs	2.7
Diversified Banking Institutions	2.0
Banks-Commercial	1.5
Oil Companies-Integrated	1.3
Electric-Integrated	1.2
Telephone-Integrated	1.1
Auto-Cars/Light Trucks	1.1
Real Estate Investment Trusts	0.8
Food-Misc./Diversified	0.7
Diversified Manufacturing Operations	0.7
Medical-Biomedical/Gene	0.7
Cosmetics & Toiletries	0.7
Tobacco	0.6
Aerospace/Defense	0.6
Insurance-Multi-line	0.6
Computers	0.6
Banks-Super Regional	0.6
Applications Software	0.6
Insurance-Life/Health	0.6
Electronic Components-Semiconductors	0.6
Web Portals/ISP	0.6
Oil Companies-Exploration & Production	0.5
Enterprise Software/Service	0.5
Multimedia	0.5
Machinery-Electrical	0.5
Transport-Rail	0.5
Brewery	0.4
Medical-HMO	0.4
Internet Content-Entertainment	0.4
Cable/Satellite TV	0.4
Real Estate Operations & Development	0.4
Insurance-Reinsurance	0.4
Finance-Credit Card	0.4
Food-Retail	0.4
Commercial Services	0.3
Commercial Services-Finance	0.3
Computer Services	0.3
Diagnostic Equipment	0.3
Retail-Building Products	0.3
Chemicals-Diversified	0.3
Retail-Drug Store	0.3
Retail-Discount	0.3
E-Commerce/Products	0.3
Transport-Services	0.3
Networking Products	0.3
Building Products-Cement	0.3
Beverages-Non-alcoholic	0.2
Options Purchased	0.2
Retail-Restaurants	0.2
Security Services	0.2
Audio/Video Products	0.2
Aerospace/Defense-Equipment	0.2
Athletic Footwear	0.2
Oil-Field Services	0.2
Cellular Telecom	0.2
Beverages-Wine/Spirits	0.2
Insurance-Property/Casualty	0.2
Metal Processors & Fabrication	0.2
Oil Refining & Marketing	0.2

Building & Construction Products-Misc.	0.2%
Electronic Components-Misc.	0.2
Agricultural Chemicals	0.2
Rubber-Tires	0.2
Retail-Apparel/Shoe	0.2
Non-Hazardous Waste Disposal	0.2
Human Resources	0.2
Industrial Gases	0.2
Instruments-Controls	0.1
Advertising Agencies	0.1
Retirement/Aged Care	0.1
Building-Residential/Commercial	0.1
Office Automation & Equipment	0.1
Medical Instruments	0.1
Finance-Other Services	0.1
Medical-Generic Drugs	0.1
Metal-Diversified	0.1
Chemicals-Specialty	0.1
Retail-Jewelry	0.1
Machinery-Construction & Mining	0.1
Electric Products-Misc.	0.1
Electronic Forms	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Major Department Stores	0.1
Wireless Equipment	0.1
Diversified Minerals	0.1
Industrial Automated/Robotic	0.1
Import/Export	0.1
E-Commerce/Services	0.1
Power Converter/Supply Equipment	0.1
Insurance Brokers	0.1
Banks-Fiduciary	0.1
Optical Supplies	0.1
Food-Catering	0.1
Pharmacy Services	0.1
Building-Heavy Construction	0.1
Computers-Memory Devices	0.1
Medical-Wholesale Drug Distribution	0.1
Gas-Distribution	0.1
Consumer Products-Misc.	0.1
Textile-Apparel	0.1
Electronics-Military	0.1
Finance-Investment Banker/Broker	0.1
Pipelines	0.1
Airport Development/Maintenance	0.1
Telecom Services	0.1
Soap & Cleaning Preparation	0.1
Semiconductor Equipment	0.1
Dialysis Centers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Airlines	0.1

95.8%

*	Calculated as a percentage of net assets

150

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2016

Country Allocation*

United States	76.3%
Japan	4.3
United Kingdom	4.0
Switzerland	2.0
France	1.8
Germany	1.7
Netherlands	0.7
Spain	0.6
Hong Kong	0.6
Sweden	0.6
Ireland	0.5
Italy	0.5
Singapore	0.5
Jersey	0.3
New Zealand	0.3
Denmark	0.2
Belgium	0.2
Curacao	0.2
Finland	0.2
Israel	0.1
Norway	0.1
Cayman Islands	0.1

95.8%

*	Calculated as a percentage of net assets

151

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 37.5%
Belgium — 0.2%
Anheuser-Busch InBev SA/NV(1)	226	$28,459

Cayman Islands — 0.1%
CK Hutchison Holdings, Ltd.(1).	1,000	12,454

Curacao — 0.2%
Schlumberger, Ltd.	349	25,222

Denmark — 0.2%
Novo Nordisk A/S, Class B(1)	530	29,597

Finland — 0.2%
Nokia OYJ(1)	2,015	14,452
Sampo Oyj, Class A(1)	188	9,078

		23,530

France — 1.8%
Air Liquide SA(1)	89	9,212
AXA SA(1)	370	9,163
BNP Paribas SA(1)	241	11,454
Cie de Saint-Gobain(1)	286	11,867
Danone SA(1)	167	11,518
Engie SA(1)	586	9,416
Essilor International SA(1)	97	12,053
L’Oreal SA(1)	55	9,494
LVMH Moet Hennessy Louis Vuitton SE(1)	66	10,639
Orange SA(1)	527	9,440
Pernod Ricard SA(1)	90	10,561
Safran SA(1)	157	10,245
Sanofi(1)	231	19,397
Schneider Electric SE(1)	233	12,510
Societe Generale SA(1)	289	11,058
TOTAL SA(1)	477	21,223
Unibail-Rodamco SE (Euronext Amsterdam)(1)	53	13,400
Vinci SA(1)	171	11,597
Vivendi SA(1)	545	11,858

		226,105

Germany — 1.7%
adidas AG(1)	104	10,711
Allianz SE(1)	192	30,989
BASF SE(1)	172	11,398
Bayer AG(1)	172	19,294
Bayerische Motoren Werke AG(1)	104	8,635
Continental AG(1)	42	8,771
Daimler AG(1)	187	13,018
Deutsche Bank AG(1)	500	8,845
Deutsche Post AG(1)	358	8,654
Deutsche Telekom AG(1)	603	10,468
E.ON SE(1)	936	9,555
Fresenius SE & Co. KgaA(1)	136	8,999
Linde AG(1)	68	9,186
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	48	9,195
SAP SE(1)	154	12,218
Siemens AG(1)	153	14,647
Volkswagen AG(1) (preference shares)	75	8,705

		203,288

Hong Kong — 0.6%
AIA Group, Ltd.(1).	4,200	23,530
CLP Holdings, Ltd.(1).	2,500	20,907

Security Description	Shares	Value (Note 3)
Hong Kong (continued)
Hong Kong Exchanges and Clearing, Ltd.(1)	200	$4,449
Sun Hung Kai Properties, Ltd.(1)	2,000	21,684

		70,570

Ireland — 0.5%
Accenture PLC, Class A	145	15,303
Allergan PLC†	63	17,919
CRH PLC(1)	676	18,037
Medtronic PLC	215	16,323

		67,582

Israel — 0.1%
Teva Pharmaceutical Industries, Ltd.(1)	265	16,277

Italy — 0.5%
Assicurazioni Generali SpA(1)	576	8,643
Enel SpA(1)	2,978	12,186
Eni SpA(1)	504	7,333
Intesa Sanpaolo SpA(1)	6,069	17,298
UniCredit SpA(1)	3,715	14,447

		59,907

Japan — 4.3%
Astellas Pharma, Inc.(1)	1,000	13,864
Bridgestone Corp.(1)	300	10,906
Canon, Inc.(1)	600	16,767
Central Japan Railway Co.(1)	100	18,567
Daiwa House Industry Co., Ltd.(1)	600	16,958
Denso Corp.(1)	200	8,680
East Japan Railway Co.(1)	200	18,420
FANUC Corp.(1)	100	13,351
Fuji Heavy Industries, Ltd.(1)	300	12,260
Hitachi, Ltd.(1)	3,000	14,807
Honda Motor Co., Ltd.(1)	500	13,552
Japan Tobacco, Inc.(1)	300	11,722
Kao Corp.(1)	300	16,098
KDDI Corp.(1)	600	15,169
Mitsubishi Corp.(1)	800	12,809
Mitsubishi Electric Corp.(1)	2,000	18,534
Mitsubishi UFJ Financial Group, Inc.(1)	4,600	23,706
Mitsui Fudosan Co., Ltd.(1)	1,000	23,512
Mizuho Financial Group, Inc.(1)	10,400	17,956
Murata Manufacturing Co., Ltd.(1)	100	11,556
Nippon Telegraph & Telephone Corp.(1)	300	12,762
Nissan Motor Co., Ltd.(1)	1,100	10,910
NTT DOCOMO, Inc.(1)	400	8,923
Panasonic Corp.(1)	1,400	13,107
Secom Co., Ltd.(1)	400	27,902
Seven & i Holdings Co., Ltd.(1)	300	13,340
Shin-Etsu Chemical Co., Ltd.(1)	300	15,323
SoftBank Group Corp.(1)	300	13,276
Sony Corp.(1)	600	14,356
Sumitomo Mitsui Financial Group, Inc.(1)	500	16,791
Takeda Pharmaceutical Co., Ltd.(1)	400	19,343
Tokio Marine Holdings, Inc.(1)	400	14,314
Toyota Motor Corp.(1)	600	36,236

		525,777

152

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Jersey — 0.3%
Experian PLC(1)	891	$15,215
Shire PLC(1)	171	9,591
WPP PLC(1)	788	17,151

		41,957

Netherlands — 0.7%
Airbus Group SE(1)	182	11,447
ASML Holding NV(1)	100	9,189
Heineken NV(1)	107	9,305
ING Groep NV CVA(1)	1,016	11,728
Koninklijke Ahold NV(1)	418	9,488
Koninklijke Philips NV(1)	429	11,413
LyondellBasell Industries NV, Class A	115	8,966
Unilever NV CVA(1)	210	9,366

		80,902

New Zealand — 0.3%
Auckland International Airport, Ltd.(1)	2,640	9,542
Fletcher Building, Ltd.(1)	2,499	11,193
Ryman Healthcare, Ltd.(1)	3,267	17,060

		37,795

Norway — 0.1%
Statoil ASA(1)	1,060	14,722

Singapore — 0.5%
Avago Technologies, Ltd.	79	10,563
DBS Group Holdings, Ltd.(1)	1,100	10,957
Oversea-Chinese Banking Corp., Ltd.(1)	2,100	11,772
Singapore Exchange, Ltd.(1)	100	501
Singapore Telecommunications, Ltd.(1)	3,700	9,200
United Overseas Bank, Ltd.(1)	1,000	12,793

		55,786

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA(1)	3,007	19,451
Banco Santander SA(1)	4,457	19,249
Iberdrola SA(1)	1,088	7,665
Industria de Diseno Textil SA(1)	336	11,024
Telefonica SA(1)	1,266	13,443

		70,832

Sweden — 0.6%
Assa Abloy AB, Class B(1)	697	14,750
Hennes & Mauritz AB, Class B(1)	263	8,602
Nordea Bank AB(1)	974	9,775
Svenska Handelsbanken AB, Class A(1)	884	11,106
Swedbank AB, Class A(1)	654	13,768
Telefonaktiebolaget LM Ericsson, Class B(1)	1,239	10,925

		68,926

Switzerland — 2.0%
ABB, Ltd.(1)	1,150	19,915
Cie Financiere Richemont SA(1)	235	15,268
Credit Suisse Group AG(1)	694	12,251
LafargeHolcim, Ltd.†(1)	305	12,942
Nestle SA(1)	549	40,437
Novartis AG(1)	436	33,819
Roche Holding AG(1)	136	35,382
SGS SA(1)	13	25,258
Swiss Prime Site AG(1)	13	1,043

Security Description	Shares	Value (Note 3)
Switzerland (continued)
Swiss Re AG(1)	106	$9,845
Syngenta AG(1)	28	10,308
UBS Group AG(1)	1,121	18,509
Zurich Insurance Group AG(1)	52	11,519

		246,496

United Kingdom — 4.0%
ARM Holdings PLC(1)	732	10,509
AstraZeneca PLC(1)	266	17,017
Atlassian Corp PLC, Class A†	1,529	31,757
Aviva PLC(1)	1,360	9,392
BAE Systems PLC(1)	2,051	15,138
Barclays PLC(1)	5,211	13,917
BG Group PLC(1)	926	14,037
BHP Billiton PLC(1)	1,423	13,856
BP PLC(1)	4,513	24,453
British American Tobacco PLC(1)	342	19,014
BT Group PLC(1)	1,915	13,320
Capita PLC(1)	1,150	19,379
Compass Group PLC(1)	688	11,860
Diageo PLC(1)	530	14,268
GlaxoSmithKline PLC(1)	1,048	21,589
HSBC Holdings PLC(1)	3,073	21,674
Imperial Tobacco Group PLC(1)	268	14,520
Land Securities Group PLC(1)	1,230	19,299
Legal & General Group PLC(1)	2,973	10,388
National Grid PLC(1)	776	10,937
Prudential PLC(1)	489	9,612
Reckitt Benckiser Group PLC(1)	103	9,191
RELX PLC(1)	1,064	18,741
Rio Tinto PLC(1)	660	16,233
Royal Dutch Shell PLC, Class A(1)	815	17,835
Royal Dutch Shell PLC, Class B(1)	573	12,530
SABMiller PLC(1)	189	11,275
Sky PLC(1)	825	12,786
SSE PLC(1)	500	10,389
Standard Chartered PLC(1)	1,319	8,937
Tesco PLC†(1)	4,052	10,037
Unilever PLC(1)	227	9,991
Vodafone Group PLC(1)	5,013	16,036

		489,917

United States — 18.0%
3M Co.	115	17,365
Abbott Laboratories	338	12,793
AbbVie, Inc.	239	13,121
Adobe Systems, Inc.†	164	14,617
Aetna, Inc.	104	10,591
Alexion Pharmaceuticals, Inc.†	57	8,318
Alphabet, Inc., Class A†	43	32,738
Alphabet, Inc., Class C†	44	32,690
Altria Group, Inc.	280	17,111
Amazon.com, Inc.†	57	33,459
American Electric Power Co., Inc.	209	12,743
American Express Co.	170	9,095
American Tower Corp.	175	16,510
Amgen, Inc.	105	16,037
Anthem, Inc.	80	10,439
Apple, Inc.	770	74,952
AT&T, Inc.	613	22,105
Automatic Data Processing, Inc.	194	16,119
AvalonBay Communities, Inc.	94	16,120
Bank of America Corp.	1,524	21,549

153

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Bank of New York Mellon Corp.	334	$12,097
Berkshire Hathaway, Inc., Class B†	197	25,565
Biogen, Inc.†	34	9,284
Boeing Co.	113	13,575
Bristol-Myers Squibb Co.	268	16,659
Broadcom Corp., Class A	184	10,059
Capital One Financial Corp.	167	10,959
Caterpillar, Inc.	239	14,875
Celgene Corp.†	121	12,139
Charles Schwab Corp.	394	10,059
Chevron Corp.	301	26,027
Cigna Corp.	76	10,154
Cisco Systems, Inc.	857	20,388
Citigroup, Inc.	475	20,226
Coca-Cola Co.	425	18,241
Cognizant Technology Solutions Corp., Class A†	216	13,675
Colgate-Palmolive Co.	165	11,142
Comcast Corp., Class A	366	20,390
ConocoPhillips	488	19,071
Costco Wholesale Corp.	70	10,578
Crown Castle International Corp.	46	3,965
CVS Health Corp.	141	13,619
Danaher Corp.	166	14,384
Delta Air Lines, Inc.	192	8,504
Dominion Resources, Inc.	157	11,331
Dow Chemical Co.	251	10,542
Duke Energy Corp.	125	9,413
E.I. du Pont de Nemours & Co.	175	9,233
Eli Lilly & Co.	167	13,210
EMC Corp.	462	11,444
Emerson Electric Co.	318	14,622
EOG Resources, Inc.	262	18,607
Equity Residential	50	3,855
Express Scripts Holding Co.†	165	11,859
Exxon Mobil Corp.	601	46,788
Facebook, Inc., Class A†	343	38,488
FedEx Corp.	91	12,092
Ford Motor Co.	980	11,701
General Dynamics Corp.	113	15,116
General Electric Co.	1,359	39,547
General Mills, Inc.	284	16,049
General Motors Co.	331	9,811
Gilead Sciences, Inc.	185	15,355
Goldman Sachs Group, Inc.	84	13,571
Home Depot, Inc.	193	24,272
Honeywell International, Inc.	168	17,338
Illinois Tool Works, Inc.	215	19,365
Illumina, Inc.†	54	8,529
Intel Corp.	657	20,380
Intercontinental Exchange, Inc.	43	11,343
International Business Machines Corp.	112	13,976
Johnson & Johnson	367	38,329
JPMorgan Chase & Co.	522	31,059
Kimberly-Clark Corp.	85	10,916
Kinder Morgan, Inc.	587	9,656
Kraft Heinz Co.	121	9,445
Kroger Co.	261	10,129
Lockheed Martin Corp.	64	13,504
Lowe’s Cos., Inc.	223	15,980
Marsh & McLennan Cos., Inc.	233	12,426
MasterCard, Inc., Class A	171	15,224

Security Description	Shares	Value (Note 3)
United States (continued)
McDonald’s Corp.	121	$14,977
McKesson Corp.	69	11,108
Merck & Co., Inc.	399	20,217
MetLife, Inc.	339	15,136
Microsoft Corp.	1,097	60,434
Mondelez International, Inc., Class A	326	14,051
Monsanto Co.	116	10,510
Morgan Stanley	389	10,067
Netflix, Inc.†	89	8,174
NextEra Energy, Inc.	104	11,618
NIKE, Inc., Class B	239	14,820
Northrop Grumman Corp.	93	17,211
Occidental Petroleum Corp.	238	16,382
Oracle Corp.	411	14,923
PayPal Holdings, Inc.†	324	11,709
PepsiCo, Inc.	166	16,484
Pfizer, Inc.	873	26,618
Philip Morris International, Inc.	203	18,272
Phillips 66	160	12,824
Precision Castparts Corp.	40	9,398
Priceline Group, Inc.†	12	12,780
Procter & Gamble Co.	255	20,831
Prudential Financial, Inc.	209	14,647
Public Storage	49	12,424
QUALCOMM, Inc.	320	14,509
Raytheon Co.	114	14,619
Regeneron Pharmaceuticals, Inc.†	19	7,982
Reynolds American, Inc.	194	9,690
Salesforce.com, Inc.†	181	12,319
Simon Property Group, Inc.	79	14,716
Southern Co.	190	9,295
Starbucks Corp.	241	14,646
Target Corp.	199	14,412
Texas Instruments, Inc.	279	14,767
Thermo Fisher Scientific, Inc.	108	14,262
Time Warner Cable, Inc.	73	13,287
Time Warner, Inc.	173	12,186
TJX Cos., Inc.	203	14,462
Travelers Cos., Inc.	95	10,169
Twenty-First Century Fox, Inc., Class A	400	10,788
Union Pacific Corp.	177	12,744
United Parcel Service, Inc., Class B	126	11,743
United Technologies Corp.	173	15,170
UnitedHealth Group, Inc.	140	16,122
US Bancorp	382	15,303
Valero Energy Corp.	161	10,927
Verizon Communications, Inc.	458	22,886
Visa, Inc., Class A	254	18,920
Wal-Mart Stores, Inc.	154	10,219
Walgreens Boots Alliance, Inc.	130	10,364
Walt Disney Co.	221	21,176
Waste Management, Inc.	366	19,380
Wells Fargo & Co.	938	47,116
Welltower, Inc.	224	13,937

		2,212,343

Total Common Stocks (cost $4,472,022)		4,608,444

154

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
U.S. GOVERNMENT TREASURIES — 28.6%
United States Treasury Notes
2.75% due 02/15/2024	465,700	$499,081
2.00% due 02/15/2025	496,800	500,817
2.00% due 08/15/2025	497,900	501,012
2.25% due 11/15/2025	489,300	503,272
2.00% due 11/30/2022	492,200	503,101
2.75% due 11/15/2023	468,100	502,403
2.50% due 05/15/2024	477,900	502,710

Total U.S. Government Treasuries (cost $3,487,387)		3,512,396

OPTIONS—PURCHASED — 0.2%
Put Options-Purchased(3) (cost $49,455)	35	30,625

Total Long-Term Investment Securities (cost $8,008,864)		8,151,465

SHORT-TERM INVESTMENT SECURITIES — 29.5%
Time Deposits — 29.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $3,623,000)	$3,623,000	3,623,000

TOTAL INVESTMENTS (cost $11,631,864)(2)	95.8%	11,774,465
Other assets less liabilities	4.2	515,434

NET ASSETS	100.0%	$12,289,899

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $2,270,048 representing 18.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2016	$1,600	35	$49,455	$30,625	$(18,830)

155

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
7	Long	Euro STOXX 50(a)	March 2016	$223,942	$230,525	$6,583
1	Long	FTSE 100 Index(a)	March 2016	81,770	86,707	4,937
1	Long	Toyko Price Index(a)	March 2016	112,546	121,230	8,684
2	Long	OMXS30 Index(a)	February 2016	31,117	31,707	590
1	Long	SX MSCI Singapore Index(a)	February 2016	20,225	20,661	436
34	Long	S&P 500 E-Mini Index	March 2016	3,232,752	3,281,170	48,418
16	Long	U.S. Treasury 10 Year Notes	March 2016	2,062,177	2,073,250	11,073
1	Long	Japanese Yen Currency	March 2016	105,896	103,294	(2,602)
1	Long	Euro FX Currency	March 2016	135,883	135,481	(402)
1	Long	British Pound Currency	March 2016	88,677	89,013	336

						$78,053

(a)	Foreign equity futures valued using fair value procedures at January 31, 2016. The aggregate appreciation (depreciation) of these futures contracts was $21,230 representing 0.2% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See Note 3 regarding fair value pricing for foreign equity futures contracts.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,338,396	$2,270,048	**	$—	$4,608,444
U.S. Government Treasuries	—	3,512,396		—	3,512,396
Options-Purchased	30,625	—		—	30,625
Short-Term Investment Securities	—	3,623,000		—	3,623,000

Total Investments at Value	$2,369,021	$9,405,444		$—	$11,774,465

Other Financial Instruments:†
Futures Contracts	$59,827	$21,230		$—	$81,057

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,004	$—		$—	$3,004

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

156

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	4.0%
Exchange-Traded Funds	2.5
Banks-Money Center	1.6
Auto-Cars/Light Trucks	1.6
Telephone-Integrated	1.5
Diversified Financial Services	1.1
Finance-Credit Card	0.9
Retail-Drug Store	0.9
Medical Instruments	0.8
Aerospace/Defense	0.8
Applications Software	0.8
Retail-Discount	0.8
Vitamins & Nutrition Products	0.8
Food-Retail	0.8
Retail-Restaurants	0.8
Brewery	0.8
Real Estate Investment Trusts	0.8
Medical-Drugs	0.8
Medical-Generic Drugs	0.8
Diversified Minerals	0.8
Oil Companies-Exploration & Production	0.8
Oil-Field Services	0.7
Pipelines	0.7
U.S. Government Treasuries	0.4
Options Purchased	0.3

26.6%

Country Allocation*

United States	23.4%
United Kingdom	1.6
Luxembourg	0.8
Australia	0.8

26.6%

Credit Quality#†

Aaa	3.5%
A	35.4
Baa	57.6
Not Rated@	3.5

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

157

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 20.2%
United States — 20.2%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	$100,000	$100,022
American Tower Corp. Senior Notes 3.30% due 02/15/2021	100,000	100,404
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	100,000	100,611
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	100,000	99,934
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	100,000	97,498
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	100,000	99,868
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	100,000	102,963
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	100,000	102,221
Ford Motor Credit Co. LLC Senior Notes 2.60% due 11/04/2019	200,000	196,671
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	100,000	131,171
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	100,000	99,930
Halliburton Co. Senior Notes 5.00% due 11/15/2045	100,000	89,169
JPMorgan Chase & Co. Senior Notes 2.55% due 10/29/2020	100,000	99,695
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	100,000	85,101
Kroger Co. Senior Notes 2.60% due 02/01/2021	100,000	101,255
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	100,000	102,593
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	100,000	101,023
Mead Johnson Nutrition Co. Senior Notes 3.00% due 11/15/2020	100,000	101,503
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	100,000	102,676
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	100,000	102,330

Security Description	Principal Amount/ Shares	Value (Note 3)
United States — (continued)
Morgan Stanley Senior Notes 4.00% due 07/23/2025	$100,000	$101,986
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	100,000	90,399
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	100,000	87,612
Visa, Inc. Senior Notes 4.30% due 12/14/2045	100,000	103,211

Total U.S. Corporate Bonds & Notes (cost $2,495,731)		2,499,846

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Australia — 0.8%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	100,000	94,780

Luxembourg — 0.8%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	100,000	99,995

United Kingdom — 1.6%
Lloyds Bank PLC Company Guar. Notes 2.05% due 01/22/2019	200,000	200,563

Total Foreign Corporate Bonds & Notes (cost $392,954)		395,338

EXCHANGE-TRADED FUNDS — 2.5%
Financial Select Sector SPDR Fund (cost $294,084)	14,098	306,068

OPTIONS — PURCHASED — 0.3%
Options — Purchased(2) (cost $61,893)	2,700	42,865

Total Long-Term Investment Securities (cost $3,244,662)		3,244,117

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.26% due 03/24/2016	$50,000	49,981

TOTAL INVESTMENTS — (cost $3,294,642) (1)	26.6%	3,294,098
Other assets less liabilities	73.4	9,079,760

NET ASSETS —	100.0%	$12,373,858

158

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

(1)	See Note 4 for cost of investments on a tax basis.
(2)	Purchased Options:

Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2016	$1,600	700	$10,457	$6,125	$(4,332)
S&P 500 Index	May 2016	1,600	1,100	24,392	17,435	(6,957)
S&P 500 Index	June 2016	1,600	900	27,044	19,305	(7,739)

				$61,893	$42,865	$(19,028)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
7	Long	Australia 10 Year Bonds	March 2016	$638,492	$641,143	$2,651
3	Short	Canada 10 Year Bonds	March 2016	304,833	305,889	(1,056)
45	Long	Euro Stoxx 50(a)	March 2016	1,462,000	1,481,946	19,946
2	Short	Euro-Bund	March 2016	349,687	353,914	(4,227)
5	Long	FTSE 100 Index(a)	March 2016	417,069	433,532	16,463
2	Long	Life Long Gilt	March 2016	340,981	342,888	1,907
4	Long	NASDAQ 100 E-Mini Index	March 2016	334,965	341,040	6,075
65	Long	Nikkei 225 E-Mini Index(a)	March 2016	916,848	966,027	49,179
36	Long	S&P 500 E-Mini Index	March 2016	3,375,083	3,474,180	99,097
2	Long	S&P/Toronto Stock Exchange 60 Index(a)	March 2016	207,371	214,948	7,577
1	Long	U.S. Treasury Long Bonds	March 2016	159,846	161,031	1,185
6	Long	U.S. Treasury 10 Year Notes	March 2016	771,683	777,469	5,786
2	Long	U.S. Treasury 10 Year Notes	March 2016	436,535	437,250	715
5	Short	U.S. Treasury 10 Year Notes	March 2016	644,178	647,891	(3,713)
2	Short	U.S. Treasury 5 Year Notes	March 2016	240,200	241,344	(1,144)

						$200,441

(a)	Foreign equity futures valued using fair value procedures at January 31, 2016. The aggregate appreciation (depreciation) of these futures contracts was $93,165 representing 0.8% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuations inputs. See Note 3 regarding fair value pricing for foreign equity futures contracts.

159

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	CHF	34,330	GBP	23,595	3/10/2016	$59	$—

Deutsche Bank AG	USD	174,181	AUD	247,000	3/10/2016	325	—
	USD	200,322	CHF	203,000	3/10/2016	—	(1,856)
	USD	600,064	EUR	553,000	3/10/2016	—	(449)
	USD	397,745	GBP	280,000	3/10/2016	1,249	—

						1,574	(2,305)

HSBC Bank PLC	AUD	143,493	CHF	100,630	3/10/2016	—	(2,996)
	AUD	143,493	EUR	91,624	3/10/2016	—	(2,031)
	AUD	143,314	MXN	1,857,010	3/10/2016	876	—
	CAD	142,430	CHF	100,897	3/10/2016	—	(3,026)
	CAD	142,430	EUR	91,865	3/10/2016	—	(2,062)
	CHF	30,516	GBP	21,008	3/10/2016	101	—
	GBP	140,907	CHF	202,943	3/10/2016	—	(2,380)
	GBP	211,006	JPY	35,550,000	3/10/2016	—	(6,802)
	KRW	358,605,000	USD	298,043	3/10/2016	1,612	—
	NZD	309,119	AUD	287,099	3/10/2016	3,100	—
	SEK	1,714,781	EUR	184,498	3/10/2016	55	—
	SGD	714,184	USD	498,875	3/10/2016	—	(2,074)
	TWD	20,105,891	USD	598,212	3/10/2016	—	(1,862)
	USD	49,088	BRL	204,499	3/10/2016	1,475	—
	USD	148,926	INR	10,161,225	3/10/2016	—	(125)
	USD	300,730	JPY	35,550,000	3/10/2016	—	(6,853)

						7,219	(30,211)

JPMorgan Chase Bank NA London	JPY	12,533,000	USD	103,184	3/10/2016	—	(421)

Standard Chartered Bank	CHF	138,097	GBP	95,181	3/10/2016	617	—

State Street Bank London	USD	175,513	CAD	247,000	3/10/2016	803	—

Net Unrealized Appreciation/(Depreciation)						$10,272	$(32,937)

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— Pound Sterling
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan New Dollar
USD	— United States Dollar

160

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$2,499,846	$—	$2,499,846
Foreign Corporate Bonds & Notes	—	395,338	—	395,338
Exchange-Traded Funds	306,068	—	—	306,068
Options-Purchased	42,865	—	—	42,865
Short-Term Investment Securities	—	49,981	—	49,981

Total Investments at Value	$348,933	$2,945,165	$—	$3,294,098

Other Financial Instruments:+
Futures Contracts	$117,416	$93,165	$—	$210,581
Forward Foreign Currency Contracts	—	10,272	—	10,272

Total Other Financial Instruments	$117,416	$103,437	$—	$220,853

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$10,140	$—	$—	$10,140
Forward Foreign Currency Contracts	—	32,937	—	32,937

Total Other Financial Instruments	$10,140	$32,937	$—	$43,077

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

161

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Registered Investment Companies	33.2%
United States Treasury Notes	10.6
Federal National Mtg. Assoc.	5.3
Medical-Drugs	4.4
Diversified Banking Institutions	3.5
Exchange-Traded Funds	3.0
Real Estate Investment Trusts	2.2
Electric-Integrated	1.9
Banks-Commercial	1.8
United States Treasury Bonds	1.8
Medical-Biomedical/Gene	1.8
Oil Companies-Integrated	1.7
E-Commerce/Products	1.7
Diversified Manufacturing Operations	1.5
Government National Mtg. Assoc.	1.5
Web Portals/ISP	1.5
Applications Software	1.4
Insurance-Multi-line	1.4
Telephone-Integrated	1.2
Medical-HMO	1.2
Finance-Credit Card	1.1
Food-Misc./Diversified	1.1
Diagnostic Equipment	1.0
Internet Content-Entertainment	0.9
Cosmetics & Toiletries	0.9
Cable/Satellite TV	0.8
Auto-Cars/Light Trucks	0.8
Retail-Building Products	0.7
Insurance-Life/Health	0.7
Oil Companies-Exploration & Production	0.7
Chemicals-Diversified	0.7
E-Commerce/Services	0.7
Aerospace/Defense	0.6
Medical Instruments	0.6
Airlines	0.6
Tobacco	0.5
Banks-Fiduciary	0.5
Computers	0.5
Advertising Agencies	0.5
Retail-Drug Store	0.5
Auto/Truck Parts & Equipment-Original	0.5
Brewery	0.5
Insurance-Property/Casualty	0.5
Electronic Components-Semiconductors	0.5
Beverages-Non-alcoholic	0.5
Gas-Distribution	0.5
Medical-Generic Drugs	0.5
Gold Mining	0.5
Pipelines	0.4
Multimedia	0.4
Investment Management/Advisor Services	0.4
Food-Meat Products	0.4
Medical Products	0.4
Cellular Telecom	0.4
Medical-Wholesale Drug Distribution	0.4
Semiconductor Components-Integrated Circuits	0.4
Insurance Brokers	0.4
Retail-Restaurants	0.3
Federal Home Loan Mtg. Corp.	0.3
Semiconductor Equipment	0.3
Machinery-Electrical	0.3

Computer Services	0.3%
Transport-Rail	0.3
Finance-Investment Banker/Broker	0.3
Networking Products	0.3
Retail-Discount	0.3
Banks-Super Regional	0.3
Cruise Lines	0.3
Retail-Auto Parts	0.3
Dialysis Centers	0.3
Medical-Hospitals	0.2
Athletic Footwear	0.2
Beverages-Wine/Spirits	0.2
Import/Export	0.2
Enterprise Software/Service	0.2
Internet Application Software	0.2
Retail-Apparel/Shoe	0.2
Apparel Manufacturers	0.2
Retail-Major Department Stores	0.2
Toys	0.2
Municipal Bonds & Notes	0.2
Oil Refining & Marketing	0.2
Electronic Measurement Instruments	0.2
Chemicals-Specialty	0.2
Insurance-Reinsurance	0.2
Regional Authority	0.2
Casino Hotels	0.2
Food-Catering	0.2
Electronic Security Devices	0.2
Satellite Telecom	0.2
Building-Residential/Commercial	0.2
Computers-Memory Devices	0.2
Internet Content-Information/News	0.2
Data Processing/Management	0.2
Electronic Components-Misc.	0.2
Telecommunication Equipment	0.2
Commercial Services-Finance	0.1
Machinery-General Industrial	0.1
Metal-Diversified	0.1
Steel-Producers	0.1
Hotels/Motels	0.1
Diversified Minerals	0.1
Agricultural Operations	0.1
Transport-Marine	0.1
Electric Products-Misc.	0.1
Real Estate Operations & Development	0.1
Transport-Services	0.1
Oil-Field Services	0.1
Retail-Jewelry	0.1
Insurance-Mutual	0.1
Audio/Video Products	0.1
Food-Retail	0.1
Finance-Other Services	0.1
Options Purchased	0.1
Retail-Gardening Products	0.1
Coatings/Paint	0.1
Paper & Related Products	0.1
Industrial Gases	0.1
Agricultural Chemicals	0.1
Building Products-Cement	0.1
Electronic Connectors	0.1
Wireless Equipment	0.1

162

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Forestry	0.1%
Machine Tools & Related Products	0.1
Diversified Financial Services	0.1
Instruments-Controls	0.1
Retail-Convenience Store	0.1
Finance-Leasing Companies	0.1
Medical Labs & Testing Services	0.1
Consumer Products-Misc.	0.1
Machinery-Pumps	0.1
Rubber-Tires	0.1
Entertainment Software	0.1
Oil Field Machinery & Equipment	0.1
Metal-Copper	0.1
Human Resources	0.1

117.7%

*	Calculated as a percentage of net assets

163

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 55.4%
Advertising Agencies — 0.3%
WPP PLC(1)	2,108	$45,880

Aerospace/Defense — 0.6%
Boeing Co.	454	54,539
Lockheed Martin Corp.	16	3,376
Northrop Grumman Corp.	7	1,296
Rockwell Collins, Inc.	57	4,610
Rolls-Royce Holdings PLC(1)	1,607	12,828

		76,649

Aerospace/Defense-Equipment — 0.0%
Harris Corp.	22	1,913
United Technologies Corp.	21	1,842

		3,755

Agricultural Chemicals — 0.1%
Agrium, Inc.	20	1,737
CF Industries Holdings, Inc.	97	2,910
Monsanto Co.	66	5,980
Syngenta AG ADR	25	1,847

		12,474

Agricultural Operations — 0.1%
Bunge, Ltd.	281	17,425

Airlines — 0.6%
Alaska Air Group, Inc.	92	6,477
American Airlines Group, Inc.	1,114	43,435
Delta Air Lines, Inc.	197	8,725
United Continental Holdings, Inc.†	329	15,884

		74,521

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	616	18,831
Moncler SpA(1)	696	10,329
VF Corp.	15	939

		30,099

Appliances — 0.0%
Whirlpool Corp.	26	3,494

Applications Software — 1.4%
Microsoft Corp.	2,543	140,094
Red Hat, Inc.†	233	16,322
Salesforce.com, Inc.†	437	29,742
ServiceNow, Inc.†	121	7,527

		193,685

Athletic Footwear — 0.2%
NIKE, Inc., Class B	499	30,943

Audio/Video Products — 0.1%
Panasonic Corp.(1)	1,100	10,298
Sony Corp.(1)	200	4,785

		15,083

Auto-Cars/Light Trucks — 0.6%
Bayerische Motoren Werke AG(1)	153	12,704
Ferrari NV†	18	716
Honda Motor Co., Ltd.(1)	700	18,973
Mitsubishi Motors Corp.(1)	900	7,260
Suzuki Motor Corp.(1)	500	15,349
Tesla Motors, Inc.†	38	7,266
Toyota Motor Corp.(1)	400	24,157

		86,425

Security Description	Shares	Value (Note 3)

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.(1)	200	$8,476
Autoliv, Inc. SDR(1)	82	8,434
BorgWarner, Inc.	5	147
Delphi Automotive PLC	26	1,688
GKN PLC(1)	4,914	19,581
Johnson Controls, Inc.	753	27,010
Koito Manufacturing Co., Ltd.(1)	100	4,632

		69,968

Banks-Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd.(1)	1,282	22,205
Commerzbank AG†(1)	726	5,883
Danske Bank A/S(1)	593	15,945
DBS Group Holdings, Ltd.(1)	1,100	10,957
DNB ASA(1)	1,809	21,942
ING Groep NV CVA(1)	2,142	24,726
Intesa Sanpaolo SpA(1)	9,389	26,760
M&T Bank Corp.	23	2,534
National Bank of Canada	600	17,119
Nordea Bank AB(1)	2,344	23,523
Standard Chartered PLC(1)	1,177	7,975
Sumitomo Mitsui Trust Holdings, Inc.(1)	5,000	15,972
Svenska Handelsbanken AB, Class A(1)	1,714	21,534
Swedbank AB, Class A(1)	837	17,621
United Overseas Bank, Ltd.(1)	1,100	14,073

		248,769

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	1,158	41,943
Northern Trust Corp.	89	5,525
State Street Corp.	447	24,911

		72,379

Banks-Super Regional — 0.3%
Fifth Third Bancorp	228	3,602
Wells Fargo & Co.	660	33,152

		36,754

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	774	33,220
Coca-Cola Enterprises, Inc.	153	7,102
Monster Beverage Corp.†	17	2,295
PepsiCo, Inc.	202	20,059

		62,676

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	51	7,776
Diageo PLC(1)	860	23,152

		30,928

Brewery — 0.1%
Kirin Holdings Co., Ltd.(1)	800	11,406
Molson Coors Brewing Co., Class B	55	4,976

		16,382

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	94	2,558

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	36	4,521
Vulcan Materials Co.	83	7,320

		11,841

164

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	39	$1,644
Persimmon PLC(1)	695	20,252
PulteGroup, Inc.	80	1,341

		23,237

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	382	21,281
Liberty Global PLC, Class A†	350	12,044
Sky PLC(1)	1,643	25,464
Time Warner Cable, Inc.	21	3,822

		62,611

Casino Hotels — 0.2%
Las Vegas Sands Corp.	272	12,267
MGM Resorts International†	449	9,016
Wynn Macau, Ltd.(1)	3,200	3,484

		24,767

Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	600	8,484
T-Mobile US, Inc.†	433	17,385
Vodafone Group PLC ADR	920	29,624

		55,493

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.(1)	2,000	12,943
BASF SE(1)	212	14,049
Celanese Corp., Series A	516	32,854
Dow Chemical Co.	12	504
E.I. du Pont de Nemours & Co.	462	24,375
Johnson Matthey PLC(1)	16	567
PPG Industries, Inc.	2	190
Tosoh Corp.(1)	1,000	4,828

		90,310

Chemicals-Plastics — 0.0%
PolyOne Corp.	13	352

Chemicals-Specialty — 0.2%
Ecolab, Inc.	122	13,160
International Flavors & Fragrances, Inc.	5	585
Methanex Corp.	12	318
Minerals Technologies, Inc.	8	328
NewMarket Corp.	1	379
Umicore SA(1)	370	13,672
Victrex PLC(1)	33	730

		29,172

Coatings/Paint — 0.1%
RPM International, Inc.	119	4,671
Sherwin-Williams Co.	33	8,437

		13,108

Coffee — 0.0%
Keurig Green Mountain, Inc.	11	982

Commercial Services-Finance — 0.1%
Automatic Data Processing, Inc.	69	5,733
Equifax, Inc.	11	1,164
McGraw Hill Financial, Inc.	35	2,976
PayPal Holdings, Inc.†	268	9,685

		19,558

Security Description	Shares	Value (Note 3)

Computer Services — 0.3%
Accenture PLC, Class A	69	$7,282
Cognizant Technology Solutions Corp., Class A†	117	7,407
IHS, Inc., Class A†	10	1,046
Infosys, Ltd. ADR	900	16,119
International Business Machines Corp.	59	7,363

		39,217

Computer Software — 0.0%
Akamai Technologies, Inc.†	62	2,828

Computers — 0.5%
Apple, Inc.	735	71,545

Computers-Memory Devices — 0.2%
EMC Corp.	95	2,353
Seagate Technology PLC	156	4,532
Western Digital Corp.	309	14,826

		21,711

Consumer Products-Misc. — 0.1%
Samsonite International SA(1)	3,000	7,719

Containers-Metal/Glass — 0.0%
Ball Corp.	46	3,074
Vidrala SA(1)	8	391

		3,465

Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	15	718
WestRock Co.	45	1,588

		2,306

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	56	3,782
Estee Lauder Cos., Inc., Class A	32	2,728
L’Oreal SA(1)	157	27,100
Procter & Gamble Co.	306	24,997
Unilever PLC(1)	1,286	56,599

		115,206

Cruise Lines — 0.3%
Carnival Corp.	282	13,573
Norwegian Cruise Line Holdings, Ltd.†	239	10,843
Royal Caribbean Cruises, Ltd.	147	12,048

		36,464

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	67	4,002
First Data Corp., Class A†	78	1,043
Fiserv, Inc.†	174	16,453

		21,498

Diagnostic Equipment — 1.0%
Abbott Laboratories	163	6,169
Danaher Corp.	877	75,992
Thermo Fisher Scientific, Inc.	415	54,805

		136,966

Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	56	3,759
Fresenius SE & Co. KGaA(1)	465	30,769

		34,528

165

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Diamonds/Precious Stones — 0.0%
Alrosa PAO	300	$245
Petra Diamonds, Ltd.(1)	884	1,116

		1,361

Diversified Banking Institutions — 2.2%
Bank of America Corp.	1,998	28,252
Barclays PLC ADR	800	8,624
BNP Paribas SA(1)	554	26,330
Citigroup, Inc.	1,520	64,722
Credit Suisse Group AG(1)	635	11,210
Deutsche Bank AG(1)	208	3,679
Goldman Sachs Group, Inc.	4	646
JPMorgan Chase & Co.	1,104	65,688
Lloyds Banking Group PLC(1)	21,387	20,061
Morgan Stanley	2,271	58,774
Royal Bank of Scotland Group PLC†(1)	2,784	10,091

		298,077

Diversified Manufacturing Operations — 1.2%
Aalberts Industries NV(1)	14	444
Eaton Corp. PLC	51	2,576
General Electric Co.	3,335	97,049
Illinois Tool Works, Inc.	62	5,584
Pentair PLC	412	19,413
Siemens AG(1)	243	23,262
Textron, Inc.	341	11,669

		159,997

Diversified Minerals — 0.1%
BHP Billiton PLC(1)	1,083	10,546
BHP Billiton, Ltd.(1)	622	6,829
Orocobre, Ltd.†(1)	166	296
Western Areas, Ltd.(1)	110	149

		17,820

E-Commerce/Products — 1.3%
Alibaba Group Holding, Ltd. ADR†	442	29,627
Amazon.com, Inc.†	241	141,467
JD.com, Inc. ADR†	70	1,822

		172,916

E-Commerce/Services — 0.5%
Ctrip.com International, Ltd. ADR†	180	7,682
Priceline Group, Inc.†	53	56,444

		64,126

E-Marketing/Info — 0.0%
CyberAgent, Inc.(1)	100	4,690

Electric Products-Misc. — 0.1%
Legrand SA(1)	309	17,026

Electric-Integrated — 1.7%
AES Corp.	2,223	21,119
American Electric Power Co., Inc.	254	15,486
DTE Energy Co.	76	6,461
E.ON SE(1)	836	8,535
Edison International	390	24,102
Engie SA(1)	1,180	18,961
Entergy Corp.	140	9,881
Exelon Corp.	432	12,774
FirstEnergy Corp.	1,150	38,019

Security Description	Shares	Value (Note 3)

Electric-Integrated (continued)
PG&E Corp.	880	$48,321
SSE PLC(1)	744	15,459
WEC Energy Group, Inc.	9	497
Xcel Energy, Inc.	110	4,204

		223,819

Electronic Components-Misc. — 0.2%
Koninklijke Philips NV(1)	800	21,283

Electronic Components-Semiconductors — 0.5%
Avago Technologies, Ltd.	229	30,619
Intel Corp.	193	5,987
Microchip Technology, Inc.	131	5,870
Micron Technology, Inc.†	287	3,166
Texas Instruments, Inc.	367	19,425

		65,067

Electronic Connectors — 0.1%
Amphenol Corp., Class A	43	2,131
TE Connectivity, Ltd.	161	9,203

		11,334

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	541	20,369
Keysight Technologies, Inc.†	383	8,962

		29,331

Electronic Security Devices — 0.2%
Allegion PLC	63	3,815
Tyco International PLC	592	20,359

		24,174

Engineering/R&D Services — 0.0%
WorleyParsons, Ltd.(1)	1,084	2,649

Enterprise Software/Service — 0.2%
CA, Inc.	790	22,697
Oracle Corp.	208	7,552

		30,249

Entertainment Software — 0.1%
Electronic Arts, Inc.†	116	7,487

Finance-Consumer Loans — 0.0%
Synchrony Financial†	16	455

Finance-Credit Card — 1.1%
American Express Co.	295	15,782
Credit Saison Co., Ltd.(1)	600	11,244
Discover Financial Services	68	3,114
MasterCard, Inc., Class A	675	60,095
Visa, Inc., Class A	828	61,678

		151,913

Finance-Investment Banker/Broker — 0.3%
Close Brothers Group PLC(1)	209	3,851
E*TRADE Financial Corp.†	161	3,793
LPL Financial Holdings, Inc.	40	1,217
Macquarie Group, Ltd.(1)	280	14,463
TD Ameritrade Holding Corp.	556	15,335

		38,659

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	1,700	8,429

166

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Finance-Mortgage Loan/Banker — 0.0%
FNF Group	54	$1,749

Finance-Other Services — 0.1%
CME Group, Inc.	72	6,469
London Stock Exchange Group PLC(1)	224	7,955

		14,424

Food-Catering — 0.2%
Compass Group PLC(1)	1,413	24,358

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	1,053	56,188

Food-Misc./Diversified — 1.1%
ConAgra Foods, Inc.	377	15,698
Ingredion, Inc.	240	24,173
Kellogg Co.	25	1,836
Kraft Heinz Co.	61	4,761
McCormick & Co., Inc.	33	2,903
Mondelez International, Inc., Class A	297	12,801
Nestle SA(1)	958	70,563
Wilmar International, Ltd.(1)	4,800	9,732

		142,467

Food-Retail — 0.1%
Kroger Co.	25	970
Tesco PLC†(1)	4,515	11,184
Whole Foods Market, Inc.	82	2,403

		14,557

Food-Wholesale/Distribution — 0.0%
Sysco Corp.	81	3,225

Forestry — 0.1%
West Fraser Timber Co., Ltd.	303	10,414

Gas-Distribution — 0.5%
Atmos Energy Corp.	71	4,915
CenterPoint Energy, Inc.	683	12,205
National Grid PLC(1)	2,147	30,261
NiSource, Inc.	445	9,349
Sempra Energy	47	4,453

		61,183

Gold Mining — 0.3%
Agnico Eagle Mines, Ltd. (TSE)	100	2,964
Agnico-Eagle Mines, Ltd. (NYSE)	89	2,620
AngloGold Ashanti, Ltd.†(1)	57	486
Barrick Gold Corp.	349	3,459
Centamin PLC(1)	1,500	1,450
Cia de Minas Buenaventura SAA ADR†	400	1,600
Franco-Nevada Corp.	21	926
Franco-Nevada Corp.	107	4,738
Goldcorp, Inc.	387	4,389
New Gold, Inc.†	300	739
Newmont Mining Corp.	200	3,992
OceanaGold Corp.	800	1,650
Osisko Gold Royalties, Ltd.	100	1,016
Randgold Resources, Ltd.(1)	60	4,250

		34,279

Security Description	Shares	Value (Note 3)

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	671	$11,951
Marriott International, Inc., Class A	92	5,638
Starwood Hotels & Resorts Worldwide, Inc.	6	373

		17,962

Human Resources — 0.1%
Recruit Holdings Co., Ltd.(1)	200	6,334

Import/Export — 0.2%
Mitsubishi Corp.(1)	800	12,808
Sumitomo Corp.(1)	1,800	17,953

		30,761

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	58	7,349
Airgas, Inc.	33	4,620
Praxair, Inc.	6	600

		12,569

Instruments-Controls — 0.1%
Honeywell International, Inc.	65	6,708
Sensata Technologies Holding NV†	68	2,496
Watts Water Technologies, Inc., Class A	9	443

		9,647

Instruments-Scientific — 0.0%
Hamamatsu Photonics KK(1)	200	4,971

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	765	40,797
Willis Towers Watson PLC	55	6,296

		47,093

Insurance-Life/Health — 0.7%
AIA Group, Ltd.(1)	2,800	15,687
Aviva PLC(1)	2,997	20,698
Challenger, Ltd.(1)	2,159	12,271
Prudential PLC(1)	925	18,182
Sony Financial Holdings, Inc.(1)	300	4,958
Sun Life Financial, Inc.	700	20,077

		91,873

Insurance-Multi-line — 1.4%
Allianz SE(1)	104	16,786
AXA SA(1)	1,606	39,772
Chubb, Ltd.	42	4,749
CNA Financial Corp.	90	2,991
Direct Line Insurance Group PLC(1)	3,628	19,447
Genworth Financial, Inc., Class A†	1,656	4,604
Loews Corp.	211	7,809
MetLife, Inc.	799	35,675
Ping An Insurance Group Co. of China, Ltd.(1)	2,000	9,156
Storebrand ASA†(1)	2,185	8,865
XL Group PLC	1,020	36,985

		186,839

Insurance-Property/Casualty — 0.3%
QBE Insurance Group, Ltd.(1)	528	4,107
RSA Insurance Group PLC(1)	3,019	18,013
Tokio Marine Holdings, Inc.(1)	500	17,892

		40,012

167

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance-Reinsurance — 0.2%
Berkshire Hathaway, Inc., Class B†	57	$7,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	106	20,304

		27,701

Internet Application Software — 0.2%
Tencent Holdings, Ltd.(1)	1,600	30,227

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	872	97,847
Netflix, Inc.†	216	19,838

		117,685

Internet Content-Information/News — 0.2%
Kakaku.com, Inc.(1)	400	7,732
LinkedIn Corp., Class A†	70	13,854

		21,586

Internet Security — 0.0%
VeriSign, Inc.†	40	3,024

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	346	31,365
BlackRock, Inc.	37	11,628
GAM Holding AG(1)	843	11,843
Legg Mason, Inc.	28	857
Och-Ziff Capital Management Group LLC, Class A	141	728

		56,421

Machine Tools & Related Products — 0.1%
Sandvik AB(1)	71	596
THK Co., Ltd.(1)	600	9,572

		10,168

Machinery-Construction & Mining — 0.0%
Atlas Copco AB, Class A(1)	29	623

Machinery-Electrical — 0.3%
ABB, Ltd.(1)	758	13,126
Mitsubishi Electric Corp.(1)	3,000	27,801

		40,927

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	82	14,405
Wabtec Corp.	79	5,052

		19,457

Machinery-Pumps — 0.1%
Flowserve Corp.	192	7,419
SPX FLOW, Inc.†	10	238

		7,657

Medical Instruments — 0.6%
Elekta AB, Series B(1)	1,021	7,599
Intuitive Surgical, Inc.†	37	20,011
Medtronic PLC	639	48,513
St. Jude Medical, Inc.	7	370

		76,493

Medical Labs & Testing Services — 0.1%
Miraca Holdings, Inc.(1)	200	8,230

Medical Products — 0.4%
Becton Dickinson and Co.	212	30,818

Security Description	Shares	Value (Note 3)

Medical Products (continued)
Henry Schein, Inc.†	25	$3,786
Sonova Holding AG(1)	43	5,162
Stryker Corp.	163	16,162

		55,928

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	286	41,736
Amgen, Inc.	43	6,567
Biogen, Inc.†	75	20,480
BioMarin Pharmaceutical, Inc.†	9	666
Celgene Corp.†	337	33,808
CSL, Ltd.(1)	150	11,168
Gilead Sciences, Inc.	648	53,784
Incyte Corp.†	45	3,175
Regeneron Pharmaceuticals, Inc.†	49	20,584
Vertex Pharmaceuticals, Inc.†	218	19,784

		211,752

Medical-Drugs — 4.4%
AbbVie, Inc.	70	3,843
Allergan PLC†	265	75,374
Astellas Pharma, Inc.(1)	1,900	26,342
Baxalta, Inc.	508	20,325
Bayer AG(1)	432	48,460
Bristol-Myers Squibb Co.	583	36,239
Eli Lilly & Co.	337	26,657
GlaxoSmithKline PLC ADR	350	14,452
Johnson & Johnson	290	30,288
Mallinckrodt PLC†	286	16,614
Novartis AG(1)	685	53,133
Novo Nordisk A/S, Class B(1)	227	12,677
Pfizer, Inc.	2,909	88,695
Roche Holding AG(1)	207	53,853
Sanofi(1)	440	36,946
Shire PLC ADR	119	20,028
Takeda Pharmaceutical Co., Ltd.(1)	300	14,507
Valeant Pharmaceuticals International, Inc.†	213	19,217
Zoetis, Inc.	55	2,368

		600,018

Medical-Generic Drugs — 0.2%
Mylan NV†	458	24,132
Perrigo Co. PLC	1	145

		24,277

Medical-HMO — 1.2%
Aetna, Inc.	362	36,866
Anthem, Inc.	328	42,801
Cigna Corp.	175	23,380
Humana, Inc.	53	8,628
UnitedHealth Group, Inc.	474	54,586

		166,261

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	448	31,172

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	63	5,642
Cardinal Health, Inc.	137	11,148
McKesson Corp.	230	37,025

		53,815

168

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Metal Processors & Fabrication — 0.0%
Aurubis AG(1)	10	$407

Metal-Aluminum — 0.0%
Alcoa, Inc.	554	4,039
Constellium NV, Class A†	60	375

		4,414

Metal-Copper — 0.1%
Antofagasta PLC(1)	705	3,855
Southern Copper Corp.	112	2,903

		6,758

Metal-Diversified — 0.1%
Glencore PLC(1)	1,028	1,330
MMC Norilsk Nickel PJSC ADR(1)	83	966
Rio Tinto PLC(1)	172	4,230
Rio Tinto, Ltd.(1)	233	6,540
South32, Ltd. †(1)	8,301	5,805

		18,871

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	101	4,040

Multimedia — 0.4%
Informa PLC(1)	726	6,610
Time Warner, Inc.	55	3,874
Twenty-First Century Fox, Inc., Class A	708	19,095
Walt Disney Co.	299	28,650

		58,229

Networking Products — 0.3%
Cisco Systems, Inc.	970	23,077
Telefonaktiebolaget LM Ericsson, Class B(1)	1,559	13,746

		36,823

Non-Ferrous Metals — 0.0%
Cameco Corp.	30	364
Grupo Mexico SAB de CV, Class B	867	1,682

		2,046

Office Automation & Equipment — 0.0%
Canon, Inc.(1)	200	5,589

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	11	670

Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	10	186

Oil Companies-Exploration & Production — 0.6%
Apache Corp.	269	11,443
Beach Energy, Ltd.(1)	4,987	1,364
BG Group PLC(1)	274	4,154
Canadian Natural Resources, Ltd.	358	7,611
Cimarex Energy Co.	38	3,534
Concho Resources, Inc.†	40	3,805
Continental Resources, Inc.†	82	1,731
Diamondback Energy, Inc.†	9	680
EOG Resources, Inc.	130	9,233
EQT Corp.	64	3,951
Gulfport Energy Corp.†	15	443
Kelt Exploration Ltd†	150	415
Kosmos Energy, Ltd.†	240	1,097
Lundin Petroleum AB†(1)	28	402

Security Description	Shares	Value (Note 3)

Oil Companies-Exploration & Production (continued)
Matador Resources Co.†	30	$481
Noble Energy, Inc.	33	1,068
Occidental Petroleum Corp.	284	19,548
Ophir Energy PLC†(1)	150	193
PDC Energy, Inc.†	7	398
Pioneer Natural Resources Co.	29	3,595
Raging River Exploration, Inc.†	50	319
Seven Generations Energy, Ltd., Class A†	100	1,125
SM Energy Co.	20	280
Synergy Resources Corp.†	50	317
Woodside Petroleum, Ltd.(1)	33	665

		77,852

Oil Companies-Integrated — 1.3%
Cenovus Energy, Inc.	50	616
Chevron Corp.	392	33,896
Exxon Mobil Corp.	732	56,986
Royal Dutch Shell PLC, Class A ADR	184	8,083
Royal Dutch Shell PLC, Class B(1)	59	1,290
Royal Dutch Shell PLC, Class B ADR	779	34,377
Statoil ASA(1)	1,011	14,042
Suncor Energy, Inc.	35	824
TOTAL SA(1)	449	19,978
TOTAL SA ADR	204	9,042

		179,134

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	57	3,743
Dril-Quip, Inc.†	11	645
Flotek Industries, Inc.†	26	174
FMC Technologies, Inc.†	101	2,540
National Oilwell Varco, Inc.	10	325

		7,427

Oil Refining & Marketing — 0.2%
DCC PLC(1)	243	18,827
Murphy USA, Inc.†	7	405
Phillips 66	20	1,603
Tesoro Corp.	4	349
Valero Energy Corp.	121	8,212

		29,396

Oil-Field Services — 0.1%
Aker Solutions ASA(1)	151	460
Baker Hughes, Inc.	30	1,305
China Oilfield Services, Ltd.(1)	2,000	1,445
Halliburton Co.	248	7,884
Helix Energy Solutions Group, Inc.†	110	443
John Wood Group PLC(1)	47	435
MRC Global, Inc.†	40	402
Newpark Resources, Inc.†	41	200
Oceaneering International, Inc.	32	1,083
RPC, Inc.	40	499
SBM Offshore NV†(1)	42	555
Schlumberger, Ltd.	6	434
Technip SA(1)	12	563
Tesco Corp.	30	204

		15,912

Paper & Related Products — 0.1%
BillerudKorsnas AB(1)	28	447
International Paper Co.	355	12,145

169

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Paper & Related Products (continued)
Schweitzer-Mauduit International, Inc.	8	$336

		12,928

Pipelines — 0.1%
Koninklijke Vopak NV(1)	10	435
Spectra Energy Corp.	686	18,831

		19,266

Publishing-Newspapers — 0.0%
News Corp., Class A	211	2,737

Real Estate Investment Trusts — 1.8%
Acadia Realty Trust	50	1,705
Alexandria Real Estate Equities, Inc.	11	871
American Campus Communities, Inc.	60	2,532
American Tower Corp.	390	36,793
AvalonBay Communities, Inc.	80	13,719
Boston Properties, Inc.	39	4,532
Brookfield Canada Office Properties	59	1,101
Camden Property Trust	33	2,518
Canadian Real Estate Investment Trust	23	674
CapitaLand Mall Trust(1)	900	1,256
Charter Hall Retail REIT(1)	218	639
Concentradora Fibra Danhos SA de CV	200	371
Corporate Office Properties Trust	30	669
Crown Castle International Corp.	32	2,758
DCT Industrial Trust, Inc.	46	1,646
Derwent London PLC(1)	18	835
Douglas Emmett, Inc.	144	4,260
EastGroup Properties, Inc.	10	534
Equity Residential	63	4,857
Essex Property Trust, Inc.	23	4,902
Federal Realty Investment Trust	56	8,446
Gecina SA(1)	11	1,413
General Growth Properties, Inc.	330	9,253
Great Portland Estates PLC(1)	65	713
Hammerson PLC(1)	73	610
Healthcare Realty Trust, Inc.	63	1,830
Highwoods Properties, Inc.	32	1,353
Host Hotels & Resorts, Inc.	105	1,454
Iron Mountain, Inc.	74	2,038
Kilroy Realty Corp.	42	2,347
Kimco Realty Corp.	131	3,562
Klepierre(1)	25	1,090
Macerich Co.	61	4,756
Nippon Prologis REIT, Inc.(1)	1	1,776
Paramount Group, Inc.	30	492
Pebblebrook Hotel Trust	23	562
Plum Creek Timber Co., Inc.	28	1,134
Post Properties, Inc.	1	57
Prologis, Inc.	136	5,368
PS Business Parks, Inc.	11	952
Public Storage	38	9,635
Regency Centers Corp.	80	5,791
RLJ Lodging Trust	30	549
Scentre Group(1)	3,440	10,670
Shaftesbury PLC(1)	124	1,489
Simon Property Group, Inc.	120	22,354
SL Green Realty Corp.	73	7,053
Stockland(1)	202	593
Sunstone Hotel Investors, Inc.	50	594
Taubman Centers, Inc.	35	2,486

Security Description	Shares	Value (Note 3)

Real Estate Investment Trusts (continued)
Terreno Realty Corp.	25	$562
Unibail-Rodamco SE(1)	69	17,445
Urban Edge Properties	59	1,434
Vicinity Centres(1)	654	1,359
Vornado Realty Trust	100	8,846
Weingarten Realty Investors	51	1,779
Weyerhaeuser Co.	576	14,751

		243,768

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A(1)	54	743
PSP Swiss Property AG(1)	16	1,361

		2,104

Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	14	424
Cheung Kong Property Holdings, Ltd.(1)	2,500	13,533
Hongkong Land Holdings, Ltd.(1)	300	1,879
Inmobiliaria Colonial SA†(1)	1,100	736

		16,572

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	118	11,346
PVH Corp.	1	73
Ross Stores, Inc.	333	18,735

		30,154

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	20	15,348
O’Reilly Automotive, Inc.†	78	20,350

		35,698

Retail-Automobile — 0.0%
CarMax, Inc.†	124	5,478

Retail-Building Products — 0.7%
Home Depot, Inc.	256	32,195
Kingfisher PLC(1)	3,825	17,901
Lowe’s Cos., Inc.	639	45,791

		95,887

Retail-Convenience Store — 0.1%
FamilyMart Co., Ltd.(1)	200	9,360

Retail-Discount — 0.3%
Costco Wholesale Corp.	95	14,356
Dollar General Corp.	51	3,828
Wal-Mart Stores, Inc.	280	18,581

		36,765

Retail-Drug Store — 0.5%
CK Hutchison Holdings, Ltd.(1)	1,500	18,681
CVS Health Corp.	214	20,670
Rite Aid Corp.†	142	1,106
Walgreens Boots Alliance, Inc.	372	29,656

		70,113

Retail-Gardening Products — 0.1%
Tractor Supply Co.	150	13,246

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA(1)	243	15,787

170

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Major Department Stores — 0.2%
Kering(1)	66	$11,179
Marks & Spencer Group PLC(1)	1,919	11,654
TJX Cos., Inc.	94	6,696

		29,529

Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	6	2,718
McDonald’s Corp.	65	8,045
Starbucks Corp.	579	35,186
Yum! Brands, Inc.	11	796

		46,745

Rubber-Tires — 0.1%
Sumitomo Rubber Industries, Ltd.(1)	600	7,600

Satellite Telecom — 0.2%
Eutelsat Communications SA(1)	741	24,070

Semiconductor Components-Integrated Circuits — 0.4%
NXP Semiconductors NV†	131	9,796
QUALCOMM, Inc.	223	10,111
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,350	30,172

		50,079

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	912	16,097
ASML Holding NV(1)	161	14,794
Lam Research Corp.	63	4,523
Tokyo Electron, Ltd.(1)	100	6,288

		41,702

Shipbuilding — 0.0%
Sembcorp Industries, Ltd.(1)	1,700	3,025

Silver Mining — 0.0%
Fresnillo PLC(1)	227	2,347
Silver Wheaton Corp.	260	3,058

		5,405

Steel Pipe & Tube — 0.0%
Tenaris SA(1)	43	447
Valmont Industries, Inc.	7	746

		1,193

Steel-Producers — 0.1%
Acerinox SA(1)	542	4,927
ArcelorMittal(1)	152	587
Carpenter Technology Corp.	25	694
Fosun International, Ltd.(1)	500	665
JFE Holdings, Inc.(1)	100	1,352
Kobe Steel, Ltd.(1)	1,000	970
Nippon Steel & Sumitomo Metal Corp.(1)	100	1,788
Nucor Corp.	127	4,962
Steel Dynamics, Inc.	40	734
ThyssenKrupp AG(1)	64	986
voestalpine AG(1)	25	665
Worthington Industries, Inc.	13	398

		18,728

Security Description	Shares	Value (Note 3)

Steel-Specialty — 0.0%
APERAM SA†(1)	16	$501
Hitachi Metals, Ltd.(1)	100	1,129
Outokumpu Oyj†(1)	80	196

		1,826

Telecommunication Equipment — 0.2%
Juniper Networks, Inc.	868	20,485

Telephone-Integrated — 0.9%
AT&T, Inc.	361	13,018
Frontier Communications Corp.	1,591	7,239
Nippon Telegraph & Telephone Corp.(1)	900	38,286
SoftBank Group Corp.(1)	200	8,851
Telecom Italia SpA RSP(1)	11,910	10,734
Telefonica Deutschland Holding AG(1)	2,551	12,600
Telefonica SA(1)	1,529	16,236
Telstra Corp., Ltd.(1)	1,259	5,057
Verizon Communications, Inc.	322	16,090

		128,111

Tobacco — 0.5%
Altria Group, Inc.	162	9,900
Philip Morris International, Inc.	695	62,557

		72,457

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	20	1,887

Toys — 0.2%
Mattel, Inc.	1,069	29,494

Transport-Marine — 0.1%
AP Moeller—Maersk A/S, Series B(1)	10	12,848
Nippon Yusen KK(1)	2,000	4,316

		17,164

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	143	17,121
Central Japan Railway Co.(1)	100	18,567
Union Pacific Corp.	48	3,456

		39,144

Transport-Services — 0.1%
FedEx Corp.	121	16,078

Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	65	4,725

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	86	65,476
Alphabet, Inc., Class C†	131	97,327
Baidu, Inc. ADR†	129	21,062
Yahoo Japan Corp.(1)	3,700	14,173
Yahoo!, Inc.†	177	5,223

		203,261

Wireless Equipment — 0.1%
GN Store Nord A/S(1)	568	10,623

X-Ray Equipment — 0.0%
Hologic, Inc.†	40	1,358

Total Common Stocks (cost $7,371,680)		7,513,226

171

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021 (cost $9,999)	$10,000	$9,999

U.S. CORPORATE BONDS & NOTES — 5.0%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	25,000	25,612

Auto-Cars/Light Trucks — 0.2%
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	24,547

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	50,000	50,674

Cable/Satellite TV — 0.3%
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	25,000	25,045
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	25,000	25,457

		50,502

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	50,000	51,387
Citigroup, Inc. Senior Notes 2.15% due 07/30/2018	25,000	24,972
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	29,241
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	50,000	48,486
Morgan Stanley Senior Notes 2.38% due 07/23/2019	25,000	24,932

		179,018

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 4.13% due 10/09/2042	50,000	49,201

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	52,089

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026*	25,000	24,549

Security Description	Principal Amount	Value (Note 3)

Electric-Integrated — 0.2%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	$25,000	$23,394

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	15,000	15,412

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	25,000	26,152

Medical-Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 3.55% due 08/15/2022	25,000	25,360

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Company Guar. Notes 4.38% due 06/01/2024	15,000	13,131

Pipelines — 0.2%
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 12/01/2017	25,000	24,113

Real Estate Investment Trusts — 0.4%
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,204
Forest City Realty Trust, Inc. Senior Notes 4.25% due 08/15/2018	1,000	1,087
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,451

		51,742

Telephone-Integrated — 0.3%
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	50,000	46,369

Total U.S. Corporate Bonds & Notes (cost $682,096)		681,865

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Gold Mining — 0.2%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	25,000	23,458

Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	2,000	1,790

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	35,000	34,481

172

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

Oil Companies-Integrated — 0.4%
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$25,000	$18,845
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	37,087

		55,932

Pipelines — 0.1%
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	15,149

Total Foreign Corporate Bonds & Notes (cost $130,916)		130,810

U.S. GOVERNMENT AGENCIES — 7.1%
Federal Home Loan Mtg. Corp. — 0.3%
4.00% due 09/01/2045	24,500	26,178
Federal Home Loan Mtg. Corp. Structured Pass-Through Certs. VRS Series 2016-K52, Class B 3.92% due 01/25/2049*(2)(7)	20,000	16,872

		43,050

Federal National Mtg. Assoc. — 5.3%
2.50% due 01/01/2031	29,715	30,414
3.00% due 01/01/2031	29,864	31,152
3.00% due 05/01/2043	33,986	34,791
3.00% due 08/01/2043	38,293	39,150
3.00% due February TBA	60,000	61,247
3.50% due 06/01/2027	25,515	27,010
3.50% due 11/01/2042	34,734	36,436
3.50% due 01/01/2044	32,253	33,866
3.50% due 12/01/2045	59,347	62,201
3.50% due February TBA	70,000	73,310
4.00% due 12/01/2040	30,396	32,570
4.00% due February TBA	130,000	138,885
4.50% due 06/01/2044	33,579	36,599
5.00% due 10/01/2033	35,153	39,015
5.50% due 10/01/2035	35,179	39,696

		716,342

Government National Mtg. Assoc. — 1.5%
3.50% due 05/20/2043	31,214	33,012
3.50% due February TBA	70,000	73,828
4.00% due 09/20/2040	29,667	31,983
4.00% due February TBA	25,000	26,722
4.50% due 04/20/2041	35,203	38,457

		204,002

Total U.S. Government Agencies (cost $959,489)		963,394

U.S. GOVERNMENT TREASURIES — 12.4%
United States Treasury Bonds — 1.8%
3.00% due 11/15/2045	60,000	62,970
4.50% due 02/15/2036	10,000	13,391
5.38% due 02/15/2031(3)	120,000	168,595

		244,956

United States Treasury Notes — 10.6%
0.13% due 07/15/2024 TIPS(6)	19,992	19,388
0.38% due 07/15/2025 TIPS(6)	10,009	9,891
0.75% due 12/31/2017	80,000	79,931

Security Description	Shares/ Principal Amount	Value (Note 3)
United States Treasury Notes (continued)
1.00% due 09/30/2016	$30,000	$30,085
1.00% due 12/31/2017	695,000	697,851
1.50% due 05/31/2019	40,000	40,564
1.75% due 12/31/2020	485,000	494,568
2.25% due 11/15/2025	65,000	66,856

		1,439,134

Total U.S. Government Treasuries (cost $1,677,651)		1,684,090

MUNICIPAL BONDS & NOTES — 0.2%
State of California General Obligation Bonds 7.63% due 03/01/2040 (cost $29,327)	20,000	29,408

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.2%
Province of Quebec Senior Notes 2.88% due 10/16/2024 (cost $25,606)	25,000	25,739

EXCHANGE-TRADED FUNDS — 3.0%
T. Rowe Price Institutional High Yield Fund (cost $405,307)	51,110	407,857

OPTIONS - PURCHASED — 0.1%
Put Options-Purchased(8) (cost $24,245)	15	13,425

Total Long-Term Investment Securities (cost $11,316,316)		11,459,813

SHORT-TERM INVESTMENT SECURITIES — 33.2%
Registered Investment Companies — 33.2%
State Street Institutional U.S. Government Money Market Fund 0.08%(4) (cost $4,510,268)	4,510,268	4,510,268

TOTAL INVESTMENTS (cost $15,826,584)(5)	117.7%	15,970,081
Liabilities in excess of other assets	(17.7)	(2,397,916)

NET ASSETS	100.0%	$13,572,165

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $83,668 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $2,216,233 representing 16.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Commercial Mortgage Backed Security
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	The rate shown is the 7-day yield as of January 31, 2016.
(5)	See Note 4 for cost of investments on a tax basis.

173

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

(6)	Principal amount of security is adjusted for inflation.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(8)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	March 2016	$1,710	15	$24,245	$13,425	$(10,820)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
10	Short	Mini MSCI EAFE Index	March 2016	$780,168	$800,800	$(20,632)
12	Short	S&P 500 E-Mini Index	March 2016	1,132,448	1,158,060	(25,612)
3	Long	U.S. Treasury 10 Year Notes	March 2016	385,598	388,734	3,136
5	Long	U.S. Treasury 2 Year Notes	March 2016	1,090,961	1,093,125	2,164
10	Long	U.S. Treasury 5 Year Notes	March 2016	1,200,493	1,206,719	6,226
2	Long	U.S. Treasury Long Bonds	March 2016	319,754	322,063	2,309
1	Long	U.S. Treasury Ultra Long Bonds	March 2016	164,440	166,188	1,748

						$(30,661)

ADR — American Depositary Receipt

NYSE — New York Stock Exchange

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

TSE — Toronto Stock Exchange

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,296,993	$2,216,233	**	$—	$7,513,226
Asset Backed Securities	—	9,999		—	9,999
U.S. Corporate Bonds & Notes	—	681,865		—	681,865
Foreign Corporate Bonds & Notes	—	130,810		—	130,810
U.S. Government Agencies:
Federal Home Loan Mtg. Corp	—	26,178		16,872	43,050
Other Government Agencies	—	920,344		—	920,344
U.S. Government Treasuries	—	1,684,090		—	1,684,090
Municipal Bonds & Notes	—	29,408		—	29,408
Foreign Government Obligations	—	25,739		—	25,739
Exchange-Traded Funds	407,857	—		—	407,857
Options - Purchased	13,425	—		—	13,425
Short-Term Investment Securities	4,510,268	—		—	4,510,268

Total Investments at Value	$10,228,543	$5,724,666		$16,872	$15,970,081

Other Financial Instruments:+
Futures Contracts	$15,583	$—		$—	$15,583

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$46,244	$—		$—	$46,244

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

174

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Repurchase Agreements	62.8%
United States Treasury Notes	16.1
Diversified Banking Institutions	1.9
U.S. Government Treasuries	1.8
Banks-Commercial	1.5
United States Treasury Bonds	1.4
Auto-Cars/Light Trucks	0.9
Options Purchased	0.9
Insurance-Life/Health	0.7
Telephone-Integrated	0.6
Real Estate Investment Trusts	0.4
Insurance-Mutual	0.4
Federal Home Loan Mtg. Corp.	0.4
Finance-Consumer Loans	0.4
Electric-Integrated	0.4
Banks-Super Regional	0.3
Medical Instruments	0.3
Finance-Credit Card	0.3
Insurance-Multi Line	0.3
Oil Companies-Integrated	0.3
Retail-Drug Store	0.2
Tobacco	0.2
Retail-Restaurants	0.2
Special Purpose Entities	0.2
Data Processing/Management	0.2
Transport-Rail	0.2
Federal National Mtg. Assoc.	0.2
Enterprise Software/Service	0.2
Airlines	0.2
Oil Companies-Exploration & Production	0.2
Banks-Fiduciary	0.1
Non-Hazardous Waste Disposal	0.1
Medical-Drugs	0.1
Medical-Biomedical/Gene	0.1
Pipelines	0.1
Medical-HMO	0.1
Medical Products	0.1
Computers	0.1
Multimedia	0.1

95.0%

Credit Quality#†

Aaa	62.2%
Aa	4.3
A	14.6
Baa	16.2
Ba	1.3
Not Rated@	1.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

175

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Principal Amount	Value (Note 3)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$4,572	$4,571
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.69% due 03/15/2024	42,897	42,364

Total Asset Backed Securities (cost $46,370)		46,935

U.S. CORPORATE BONDS & NOTES — 9.1%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035	13,000	11,837
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	30,000	31,110

		42,947

Airlines — 0.0%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	20,000	20,341

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025	200,000	198,835

Auto-Cars/Light Trucks — 0.9%
Daimler Finance North America LLC FRS Company Guar. Notes 0.84% due 03/02/2018*	390,000	384,412
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	197,326
Ford Motor Credit Co. LLC FRS Senior Notes 0.98% due 09/08/2017	300,000	295,090
Ford Motor Credit Co. LLC FRS Senior Notes 1.59% due 05/09/2016	200,000	200,217
Ford Motor Credit Co. LLC Senior Notes 2.55% due 10/05/2018	400,000	397,583
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	1,040,000	1,032,039
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	1,130,000	1,138,444
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	143,185
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020	1,070,000	1,065,634
Toyota Motor Credit Corp. FRS Senior Notes 0.65% due 05/17/2016	100,000	100,030

Security Description	Principal Amount	Value (Note 3)

Auto-Cars/Light Trucks (continued)
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	$400,000	$405,268

		5,359,228

Banks-Commercial — 0.3%
HSBC USA, Inc. FRS Senior Notes 0.97% due 11/13/2019	200,000	196,189
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	149,945
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	881,802
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	250,708

		1,478,644

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.45% due 11/27/2020	110,000	110,567
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	40,000	40,512
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	400,000	400,035

		551,114

Banks-Super Regional — 0.3%
Bank of America NA FRS Senior Notes 0.76% due 05/08/2017	250,000	249,427
Bank of America NA FRS Senior Notes 0.90% due 06/05/2017	740,000	738,611
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	738,718
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	110,440
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	100,000	97,604

		1,934,800

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	8,919

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	60,736
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	19,601

		80,337

176

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	$10,000	$10,000

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	20,131

Casino Hotels — 0.0%
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	200,000	175,375

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	28,154
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	28,070

		56,224

Commercial Services-Finance — 0.0%
McGraw Hill Financial, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	51,766
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	98,523

		150,289

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	40,092

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.64% due 05/06/2019	200,000	198,910
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	103,712

		302,622

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,019,625

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.15% due 12/14/2018	50,000	50,158

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	20,000	21,304

Diversified Banking Institutions — 1.7%
Bank of America Corp. FRS Senior Notes 1.00% due 08/25/2017	110,000	109,349

Security Description	Principal Amount	Value (Note 3)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	$1,000,000	$989,338
Citigroup, Inc. FRS Senior Notes 1.31% due 12/07/2018	1,340,000	1,334,572
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,083,276
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,573,995
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	749,009
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	60,000	60,265
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	2,600,000	2,636,782
JPMorgan Chase & Co. Senior Notes 3.90% due 07/15/2025	170,000	174,279
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	61,191

		9,772,056

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,885

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	31,254

Electric-Integrated — 0.4%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	551,089
Duke Energy Corp. FRS Senior Notes 0.99% due 04/03/2017	100,000	99,406
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	101,840
Duke Energy Corp. Senior Notes 4.80% due 12/15/2045	1,060,000	1,102,700
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.65% due 03/06/2017	100,000	99,729
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	41,876
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	50,000	52,051
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	29,945

177

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	$30,000	$31,001

		2,109,637

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.10% due 07/29/2022	20,000	20,696
Intel Corp. Senior Notes 3.70% due 07/29/2025	40,000	42,168

		62,864

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,068

Enterprise Software/Service — 0.2%
Oracle Corp. FRS Senior Notes 1.13% due 10/08/2019	200,000	199,719
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	685,000

		884,719

Finance-Consumer Loans — 0.4%
Navient Corp. Senior Notes 5.88% due 03/25/2021	250,000	216,250
Synchrony Financial Senior Notes 2.60% due 01/15/2019	1,090,000	1,088,361
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,808
Synchrony Financial FRS Senior Note 4.50% due 07/23/2025	860,000	865,518

		2,181,937

Finance-Credit Card — 0.3%
American Express Credit Corp. FRS Senior Notes 0.85% due 08/15/2019	300,000	294,724
American Express Credit Corp. FRS Senior Notes 1.11% due 11/05/2018	160,000	159,697
American Express Credit Corp. Senior Notes 1.88% due 11/05/2018	1,020,000	1,019,490
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	201,060

		1,674,971

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	23,500

Security Description	Principal Amount	Value (Note 3)

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	$50,000	$50,796

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	103,525

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	20,000	20,139
Kraft Heinz Foods Co. Senior Notes 3.50% due 07/15/2022*	20,000	20,358
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	20,000	20,500

		60,997

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	45,098

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,324

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,283

Insurance-Life/Health — 0.7%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	201,065
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*(4)	1,090,000	1,097,373
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*(4)	1,070,000	1,078,087
Principal Life Global Funding II FRS Senior Sec. Notes 0.94% due 12/01/2017*(4)	1,350,000	1,349,383
Principal Life Global Funding II Sec. Notes 2.20% due 04/08/2020*	400,000	401,344
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 10/15/2018*	120,000	119,894

		4,247,146

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	8,995
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	147,630

178

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	$200,000	$201,385
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*(4)	1,230,000	1,232,617

		1,590,627

Insurance-Mutual — 0.4%
MassMutual Global Funding II Senior Sec. Notes 2.45% due 11/23/2020*(4)	1,230,000	1,246,036
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*(4)	100,000	100,128
New York Life Global Funding Sec. Notes 1.55% due 11/02/2018*	1,010,000	1,007,147

		2,353,311

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	51,033
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,664

		71,697

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	20,000	20,062

Medical Instruments — 0.3%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	548,585
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,260,000	1,293,718

		1,842,303

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	11,773

Medical Products — 0.1%
Becton Dickinson and Co. FRS Senior Notes 0.96% due 06/15/2016	210,000	209,969
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	30,691
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,950
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,689
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	29,228

		309,527

Security Description	Principal Amount	Value (Note 3)

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	$530,000	$514,686

Medical-Drugs — 0.1%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	20,000	20,281
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	20,000	19,879
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	372,139
Johnson & Johnson FRS Senior Notes 0.48% due 11/28/2016	100,000	99,992
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	24,949

		537,240

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	19,803
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	319,137

		338,940

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	201,912
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	80,000	77,660

		279,572

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	600,000	625,284
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	11,934

		637,218

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	50,000	46,700
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	8,526
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	810,000	771,968

		827,194

Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	50,000	46,870

179

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.80% due 01/15/2026	$20,000	$19,448

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	80,259
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	81,936
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	33,797
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	145,646

		341,638

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	100,485
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	682,681
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	291,789
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	821,105
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	501,173

		2,397,233

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	30,252

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	11,163

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	20,483

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	20,096

Retail-Discount — 0.0%
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	31,000	32,666

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	130,000	134,367

Security Description	Principal Amount	Value (Note 3)

Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	$1,100,000	$1,082,850

		1,217,217

Retail-Restaurants — 0.2%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	1,090,000	1,102,063

Special Purpose Entity — 0.2%
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*(4)	1,070,000	1,089,639

Telephone-Integrated — 0.4%
AT&T, Inc. FRS Senior Notes 1.02% due 03/30/2017	100,000	99,824
AT&T, Inc. FRS Senior Notes 1.53% due 06/30/2020	90,000	89,162
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	196,160
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	47,901
Verizon Communications, Inc. FRS Senior Notes 0.88% due 06/09/2017	200,000	199,254
Verizon Communications, Inc. FRS Senior Notes 1.30% due 06/17/2019	100,000	99,104
Verizon Communications, Inc. FRS Senior Notes 2.04% due 09/15/2016	100,000	100,589
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	103,068
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,451,701
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	108,275

		2,495,038

Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	20,000	19,584

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	21,161
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	40,000	42,432
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	109,149

		172,742

180

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*	$100,000	$100,969

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	900,000	915,498
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	18,587

		934,085

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	20,689

Total U.S. Corporate Bonds & Notes (cost $52,376,092)		52,250,070

FOREIGN CORPORATE BONDS & NOTES — 2.3%
Airlines — 0.2%
Air Canada Pass-Through Certs. Series 2015-2, Class AA 3.75% due 06/15/2029*(4)	840,000	842,100

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Notes 3.38% due 04/30/2025*	20,000	19,299

Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV FRS Company Guar. Notes 0.80% due 11/18/2016*	250,000	246,681

Banks-Commercial — 1.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 1.00% due 03/05/2018*	400,000	397,277
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	200,308
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	293,747
Commonwealth Bank of Australia FRS Senior Notes 0.73% due 09/08/2017*	300,000	298,802
Credit Suisse NY FRS Senior Notes 1.30% due 04/27/2018	680,000	676,783
ING Bank NV FRS Notes 1.07% due 03/16/2018*(4)	400,000	398,755
ING Bank NV Senior Notes 2.45% due 03/16/2020*	30,000	30,273
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,696,258
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	988,131

Security Description	Principal Amount	Value (Note 3)

Banks-Commercial (continued)
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	$140,000	$141,730
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	862,928
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	370,038
Toronto-Dominion Bank FRS Senior Notes 0.57% due 05/02/2017	200,000	199,481

		6,554,511

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	202,188

Banks-Money Center — 0.0%
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	206,560

Diversified Banking Institutions — 0.2%
Barclays PLC Senior Notes 3.65% due 03/16/2025	400,000	382,630
UBS AG FRS Senior Notes 0.74% due 08/14/2017	250,000	248,765
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	250,892

		882,287

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025	20,000	19,200

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(4)	200,000	198,083

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	9,873

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000	20,292

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	8,532

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC FRS Company Guar. Notes 0.78% due 02/13/2018	213,000	210,847
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	200,000	196,788

181

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	$40,000	$38,539
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	58,585
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,065,082

		1,569,841

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	1,100,000	1,164,240

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,888
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	41,637
Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	872,294

		934,819

Total Foreign Corporate Bonds & Notes (cost $12,907,898)		12,878,506

U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Mtg. Corp. — 0.4%
1.25% due 10/02/2019	2,000,000	2,001,740
2.38% due 01/13/2022	200,000	207,987

		2,209,727

Federal National Mtg. Assoc. — 0.2%
1.88% due 09/18/2018	900,000	920,651

Total U.S. Government Agencies (cost $3,060,532)		3,130,378

U.S. GOVERNMENT TREASURIES — 17.5%
United States Treasury Bonds — 1.4%
2.88% due 05/15/2043	300,000	308,051
2.88% due 08/15/2045	3,100,000	3,168,296
3.13% due 02/15/2042	250,000	270,996
3.13% due 08/15/2044	4,050,000	4,357,229

		8,104,572

United States Treasury Notes — 16.1%
0.38% due 10/31/2017 FRS(1)	518,000	517,822
0.63% due 04/30/2018	6,200,000	6,166,576
1.50% due 01/31/2022	33,100,000	33,024,996
1.75% due 02/28/2022	2,500,000	2,528,808
1.88% due 08/31/2022	22,800,000	23,153,582
2.25% due 04/30/2021	1,100,000	1,146,277
2.38% due 08/15/2024	2,200,000	2,290,321
2.50% due 05/15/2024	22,300,000	23,457,682

		92,286,064

Total U.S. Government Treasuries (cost $98,509,996)		100,390,636

Security Description	Shares/ Principal Amount	Value (Note 3)

OPTIONS - PURCHASED — 0.9%
Options – Purchased(5) (cost $4,881,678)	82,800	$5,267,460

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(2) (cost $40,000)	$40,000	39,075

Total Long-Term Investment Securities (cost $171,822,566)		174,003,060

SHORT-TERM INVESTMENT SECURITIES — 1.8%
U.S. Government Treasuries — 1.8%
0.21% due 02/04/2016	6,700,000	6,699,899
0.26% due 02/18/2016	3,657,000	3,656,638

Total Short-Term Investment Securities (cost $10,356,445)		10,356,537

REPURCHASE AGREEMENTS — 62.8%
Agreement with J.P. Morgan Securities bearing interest at 0.54% dated 01/29/2016 to be repurchased 02/01/2016 in the amount of $129,405,823 and collateralized by $131,972,000 of United States Treasury Notes bearing interest at 0.63% due 07/31/2017 and having an approximate value of $132,214,965	129,400,000	129,400,000
Agreement with Barclays Capital, Inc. bearing interest at 0.54% dated 01/29/2016 to be repurchased 02/01/2016 in the amount of $100,704,532 and collateralized by $100,824,000 of United States Treasury Notes bearing interest at 1.63% due 06/30/2019 and having an approximate value of $102,829,227	100,700,000	100,700,000
Agreement with Credit Suisse First Boston LLC bearing interest at 0.55% dated 01/29/2016 to be repurchased 02/01/2016 in the amount of $129,405,930 and collateralized by $131,337,000 of United States Treasury Notes bearing interest at 0.88% due 08/15/2017 and having an approximate value of $132,166,332	129,400,000	129,400,000

Total Repurchase Agreements (cost $359,500,000)		359,500,000

TOTAL INVESTMENTS (cost $541,679,011) (3)	95.0%	543,859,597
Other assets less liabilities	5.0	28,916,020

NET ASSETS	100.0%	$572,775,617

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $14,922,258 representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

182

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $8,632,201 representing 1.5% of net assets.
(5)	Purchased Options:

Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2016	$1,825	27,600	$2,673,415	$2,982,180	$308,765
S&P 500 Index	December 2016	1,600	27,600	1,430,497	1,500,060	69,563
S&P 500 Index	December 2016	1,400	27,600	777,766	785,220	7,454

				$4,881,678	$5,267,460	$385,782

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2016	Unrealized Appreciation/ (Depreciation)
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.95% versus U.S. Treasury Bonds maturing on 02/25/2026	February 2016	$1.95	$4,700,000	$27,965	$69,293	$(41,328)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 2.45% versus U.S. Treasury Bonds maturing on 02/25/2026	February 2016	2.45	4,700,000	22,090	84	22,006
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 1.83% versus U.S. Treasury Bonds maturing on 04/13/2026	April 2016	1.83	4,900,000	26,460	58,891	(32,431)
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 2.33% versus U.S. Treasury Bonds maturing on 04/13/2026	April 2016	2.33	4,900,000	27,195	7,484	19,711

				$103,710	$135,752	$(32,042)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
2,084	Long	S&P 500 E-Mini Index	March 2016	$208,900,973	$201,116,420	$(7,784,553)
280	Long	Russell 2000 Mini Index	March 2016	31,083,000	28,879,200	(2,203,800)
87	Long	U.S. Treasury 10 Year Notes	March 2016	10,978,418	11,273,297	294,879

						$(9,693,474)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	72,400,000	USD	589,350	2/12/2016	$—	$(8,777)

Barclays Bank PLC	EUR	48,000	USD	51,565	2/11/2016	—	(444)

Net Unrealized Appreciation/(Depreciation)						$—	$(9,221)

EUR	— Euro Dollar
JPY	— Japanese Yen
USD	— United States Dollar

183

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Over the Counter Total Return Swap Contracts@
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	$11,173	5/16/2016	(3 Month USD LIBOR-BBA plus 14.5 bps	)	ishares MSCI EAFE Index	$—	$(789,002)
Bank of America N.A.	41,185	4/29/2016	(3 Month USD LIBOR-BBA plus 17 bps	)	ishares MSCI EAFE Index	—	(28)
Bank of America N.A.	25,872	6/15/2016	(3 Month USD LIBOR-BBA plus 20 bps	)	ishares MSCI EAFE Index	—	(1,315,473)

						$—	$(2,104,503)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	1/29/2024	6 Month EURIBOR	2.000%	$—	$(53,627)
EUR	800	9/15/2045	1.300%	6 Month EURIBOR	—	2,596
USD	5,800	8/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(79,302)
USD	700	12/16/2025	2.500%	3 Month USD LIBOR-BBA	(8,386)	52,510
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(2,789)	(20,173)

				Total	$(11,175)	$(97,996)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2016(1)	Notional Amount(2)	Value at January 31, 2016(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	12/20/2020	Morgan Stanley & Co. LLC	1.007%	$120,500,000	$(98,087)	$986,050	$(1,084,137)

@	Illiquid security. At January 31, 2016, the aggregate value of these securities was ($6,839,690) representing (1.5%) of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
BBA	— British Banking Association
EUR	— Euro Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

184

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$46,935	$—	$46,935
U.S. Corporate Bonds & Notes	—	52,250,070	—	52,250,070
Foreign Corporate Bonds & Notes	—	12,878,506	—	12,878,506
U.S. Government Agencies	—	3,130,378	—	3,130,378
U.S. Government Treasuries	—	100,390,636	—	100,390,636
Put Options - Purchased	5,267,460	—	—	5,267,460
Preferred Securities/Capital Securities	—	39,075	—	39,075
Short-Term Investment Securities	—	10,356,537	—	10,356,537
Repurchase Agreements	—	359,500,000	—	359,500,000

Total Investments at Value	$5,267,460	$538,592,137	$—	$543,859,597

Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	—	41,717	—	41,717
Futures Contracts	294,879	—	—	294,879
Centrally Cleared Interest Rate Swap Contracts	—	55,106	—	55,106

Total Other Financial Instruments	$294,879	$96,823	$—	$391,702

LIABILITIES:
Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	—	73,759	—	73,759
Futures Contracts	9,988,353	—	—	9,988,353
Forward Foreign Currency Contracts	—	9,221	—	9,221
Over the Counter Total Return Swap Contracts	—	2,104,503	—	2,104,503
Centrally Cleared Interest Rate Swap Contracts	—	153,102	—	153,102
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,084,137	—	1,084,137

Total Other Financial Instruments	$9,988,353	$3,424,722	$—	$13,413,075

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

185

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

United States Treasury Notes	13.6%
Diversified Banking Institutions	10.4
Time Deposits	8.6
Medical-Drugs	4.8
Oil Companies-Exploration & Production	3.3
Diversified Manufacturing Operations	2.9
Banks-Fiduciary	2.6
Banks-Super Regional	2.5
Oil Companies-Integrated	2.5
Electronic Components-Semiconductors	2.3
Applications Software	2.3
Retail-Discount	2.3
Insurance Brokers	2.0
Cable/Satellite TV	1.9
United States Treasury Bonds	1.8
Banks-Commercial	1.6
Telephone-Integrated	1.4
Oil-Field Services	1.3
Cruise Lines	1.2
Medical Instruments	1.2
Electric-Integrated	1.1
Food-Misc./Diversified	1.1
Tobacco	1.1
Insurance-Multi-line	1.1
Multimedia	1.1
Medical Products	1.1
Aerospace/Defense	1.1
Medical-Biomedical/Gene	1.0
Cosmetics & Toiletries	1.0
Networking Products	1.0
Computers-Memory Devices	0.9
Medical-HMO	0.9
Medical-Generic Drugs	0.9
Semiconductor Components-Integrated Circuits	0.8
Semiconductor Equipment	0.8
Cellular Telecom	0.7
Finance-Investment Banker/Broker	0.7
Telecommunication Equipment	0.7
Electronic Security Devices	0.7
Television	0.7
Agricultural Operations	0.7
Enterprise Software/Service	0.7
E-Commerce/Products	0.7
Transport-Rail	0.7
Financial Guarantee Insurance	0.7
Commercial Services-Finance	0.6
Pharmacy Services	0.6
Food-Wholesale/Distribution	0.6
Finance-Other Services	0.6
Auto-Cars/Light Trucks	0.5
Machinery-Construction & Mining	0.5
Telecom Equipment-Fiber Optics	0.5
Broadcast Services/Program	0.4
Brewery	0.4
Agricultural Chemicals	0.4
Computer Services	0.3
Investment Management/Advisor Services	0.3
Pipelines	0.2
Real Estate Investment Trusts	0.2
Commercial Services	0.2
Transport-Equipment & Leasing	0.2

Private Equity	0.2%
Beverages-Non-alcoholic	0.2
Internet Security	0.1
Medical-Wholesale Drug Distribution	0.1
Physical Therapy/Rehabilitation Centers	0.1
Insurance-Life/Health	0.1
Retirement/Aged Care	0.1
Finance-Leasing Companies	0.1
Finance-Credit Card	0.1
Instruments-Scientific	0.1
Special Purpose Entities	0.1

100.3%

*	Calculated as a percentage of net assets

186

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 62.8%
Aerospace/Defense — 0.9%
General Dynamics Corp.	46,515	$6,222,312

Agricultural Chemicals — 0.4%
Mosaic Co.	107,280	2,585,448

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	142,985	5,054,520

Applications Software — 1.6%
Citrix Systems, Inc.†	60,719	4,278,261
Microsoft Corp.	132,273	7,286,919

		11,565,180

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	131,493	3,897,453

Banks-Commercial — 1.0%
BB&T Corp.	110,873	3,621,112
First Horizon National Corp.	274,364	3,492,654

		7,113,766

Banks-Fiduciary — 2.6%
Citizens Financial Group, Inc.	375,590	7,981,288
Northern Trust Corp.	74,681	4,636,196
State Street Corp.	113,680	6,335,386

		18,952,870

Banks-Super Regional — 2.3%
Comerica, Inc.	108,348	3,716,336
Fifth Third Bancorp	290,456	4,589,205
PNC Financial Services Group, Inc.	98,261	8,514,316

		16,819,857

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	125,097	6,969,154
Time Warner Cable, Inc.	27,315	4,971,603

		11,940,757

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	144,575	4,655,315

Commercial Services-Finance — 0.6%
PayPal Holdings, Inc.†	126,648	4,577,059

Computer Services — 0.2%
Amdocs, Ltd.	27,968	1,530,968

Computers-Memory Devices — 0.5%
NetApp, Inc.	173,428	3,803,276

Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	86,148	7,037,430

Cruise Lines — 1.2%
Carnival Corp.	179,922	8,659,646

Diversified Banking Institutions — 9.6%
Bank of America Corp.	919,203	12,997,530
Citigroup, Inc.	469,709	20,000,209
Goldman Sachs Group, Inc.	32,323	5,222,104
JPMorgan Chase & Co.	353,210	21,015,995
Morgan Stanley	392,086	10,147,186

		69,383,024

Diversified Manufacturing Operations — 2.9%
General Electric Co.	575,991	16,761,338
Ingersoll-Rand PLC	75,381	3,879,860

		20,641,198

Security Description	Shares	Value (Note 3)
E-Commerce/Products — 0.7%
eBay, Inc.†	213,894	$5,017,953

Electric-Integrated — 1.1%
FirstEnergy Corp.	121,425	4,014,310
PG&E Corp.	72,001	3,953,575

		7,967,885

Electronic Components-Semiconductors — 0.9%
Intel Corp.	197,869	6,137,896

Electronic Security Devices — 0.7%
Tyco International PLC	150,422	5,173,013

Enterprise Software/Service — 0.7%
Oracle Corp.	136,724	4,964,449

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	176,104	4,495,935

Finance-Other Services — 0.5%
CME Group, Inc.	37,923	3,407,382

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	151,557	6,532,107

Food-Wholesale/Distribution — 0.6%
Sysco Corp.	107,333	4,272,927

Insurance Brokers — 2.0%
Aon PLC	53,387	4,688,980
Marsh & McLennan Cos., Inc.	96,582	5,150,718
Willis Towers Watson PLC	36,870	4,220,509

		14,060,207

Insurance-Multi-line — 0.7%
Voya Financial, Inc.	169,102	5,171,139

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	61,063	3,800,561

Medical Instruments — 0.9%
Medtronic PLC	84,787	6,437,029

Medical Products — 0.7%
Baxter International, Inc.	129,169	4,727,585

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	27,819	4,248,796

Medical-Drugs — 4.1%
Eli Lilly & Co.	68,906	5,450,464
Merck & Co., Inc.	171,022	8,665,685
Novartis AG(1)	77,053	5,976,745
Pfizer, Inc.	147,836	4,507,520
Sanofi(1)	54,511	4,577,213

		29,177,627

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	93,781	5,765,656

Medical-HMO — 0.9%
Anthem, Inc.	24,188	3,156,292
UnitedHealth Group, Inc.	27,838	3,205,824

		6,362,116

Multimedia — 1.1%
Thomson Reuters Corp.	93,936	3,513,631
Time Warner, Inc.	57,461	4,047,553

		7,561,184

187

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Networking Products — 1.0%
Cisco Systems, Inc.	293,098	$6,972,802

Oil Companies-Exploration & Production — 3.1%
Apache Corp.	163,275	6,945,718
Canadian Natural Resources, Ltd.	249,985	5,351,596
Devon Energy Corp.	182,850	5,101,515
Occidental Petroleum Corp.	69,198	4,762,898

		22,161,727

Oil Companies-Integrated — 2.4%
Exxon Mobil Corp.	55,037	4,284,630
Royal Dutch Shell PLC, Class A(1)	367,751	8,047,733
TOTAL SA(1)	116,862	5,199,611

		17,531,974

Oil-Field Services — 1.2%
Baker Hughes, Inc.	111,244	4,840,226
Weatherford International PLC†	580,732	3,914,134

		8,754,360

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	48,460	3,482,820

Retail-Discount — 2.2%
Target Corp.	123,688	8,957,485
Wal-Mart Stores, Inc.	101,964	6,766,331

		15,723,816

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	133,473	6,051,666

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	286,584	5,058,208

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.	220,046	5,193,086

Telephone-Integrated — 1.1%
Koninklijke KPN NV(1)	356,931	1,383,789
Orange SA(1)	80,698	1,445,465
Telecom Italia SpA†(1)	753,742	837,252
Telefonica SA(1)	55,425	588,537
Verizon Communications, Inc.	75,387	3,767,088

		8,022,131

Television — 0.2%
CBS Corp., Class B	27,984	1,329,240

Tobacco — 1.0%
Philip Morris International, Inc.	82,934	7,464,889

Transport-Rail — 0.6%
CSX Corp.	174,557	4,018,302

Total Common Stocks (cost $493,828,318)		451,486,547

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	52,000

Investment Management/Advisor Services — 0.3%
AMG Capital Trust II 5.15% due 10/15/2037	36,900	1,826,550

Security Description	Shares/ Principal Amount	Value (Note 3)
Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	$33,816

Total Convertible Preferred Securities (cost $2,334,421)		1,912,366

PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. FRS Series D 5.90%	574	15,441

Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85%	1,200	31,020

Total Preferred Securities (cost $44,350)		46,461

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(3)	$200,000	187,625
JPMorgan Chase & Co. FRS Series X 6.10% due 10/01/2024(3)	145,000	145,725
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(3)	155,000	154,070

Total Preferred Securities/Capital Securities (cost $500,000)		487,420

CONVERTIBLE BONDS & NOTES — 6.9%
Applications Software — 0.7%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	3,685,000	3,883,069
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	371,939
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035*	582,000	524,164

		4,779,172

Broadcast Services/Program — 0.4%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	2,053,000	3,102,596

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	1,406,000	1,388,425

Computers-Memory Devices — 0.4%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020	2,715,000	2,789,663

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	180,275

188

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
CONVERTIBLE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 1.4%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025*	$1,203,000	$1,156,384
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	3,055,000	2,144,228
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	3,380,000	5,078,450
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020*	2,244,000	1,980,330

		10,359,392

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	779,000	770,236

Financial Guarantee Insurance — 0.7%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	1,778,000	1,990,249
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	466,221
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	1,292,000	1,401,820
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	968,000	1,005,510

		4,863,800

Insurance-Multi-line — 0.3%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	1,581,000	1,945,618

Internet Security — 0.1%
FireEye, Inc. Senior Notes 1.00% due 06/01/2035*	655,000	537,100
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035*	655,000	499,847

		1,036,947

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	1,382,000	1,685,176

Medical Products — 0.3%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020*	2,185,000	2,068,922

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	1,382,000	1,524,519

Security Description	Principal Amount	Value (Note 3)
Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	$2,009,000	$2,042,902

Oil Companies-Exploration & Production — 0.2%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	2,899,000	1,465,807
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	433,000	254,117

		1,719,924

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	1,293,000	880,856

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	599,000	645,048

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	488,000	470,005

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	343,000	460,263

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	268,940
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	3,321,000	3,067,774

		3,336,714

Television — 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	4,036,000	3,808,975

Total Convertible Bonds & Notes (cost $55,109,401)		49,859,428

U.S. CORPORATE BONDS & NOTES — 5.2%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	215,782
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	175,000	176,081
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/2016	700,000	704,470
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	31,773

		1,128,106

189

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	$30,000	$29,976

Airlines — 0.0%
American Airlines Pass Through Trust Pass Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	56,509	56,439
Continental Airlines Pass Through Trust Pass Through Certs. Series 2009, Class 1 9.00% due 01/08/2018	78,113	80,456
United Airlines Pass-Through Trust Series 2014-2, Class A 3.75% due 03/03/2028	60,000	60,675

		197,570

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	112,786

Auto-Cars/Light Trucks — 0.0%
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	218,316

Banks-Commercial — 0.2%
BB&T Corp. Senior Notes 3.20% due 03/15/2016	800,000	800,760
PNC Bank NA Senior Notes 1.30% due 10/03/2016	505,000	505,983

		1,306,743

Banks-Super Regional — 0.2%
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	690,000	692,242
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	264,584
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	315,000	287,487
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	202,842
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	164,978

		1,612,133

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.80% due 09/01/2016	460,000	462,780
Pepsico, Inc. Senior Notes 2.50% due 05/10/2016	635,000	638,305

		1,101,085

Security Description	Principal Amount	Value (Note 3)
Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	$555,000	$558,392
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	342,041
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	577,476
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	663,803
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.88% due 02/15/2016	485,000	485,360

		2,627,072

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	7,600

Cable/Satellite TV — 0.2%
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	345,000	345,618
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	180,000	181,175
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	109,584
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	216,276
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	500,000	505,163
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	201,008

		1,558,824

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	850,000	924,851

Chemicals-Diversified — 0.0%
Solvay Finance America LLC Company Guar. Notes 4.45% due 12/03/2025*	237,000	236,528

Chemicals-Specialty — 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	124,000	120,707

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	145,989

190

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	$75,000	$81,131

		227,120

Computer Services — 0.1%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	30,481
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	555,000	554,763
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	280,000	252,516

		837,760

Computers — 0.0%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	124,583

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	120,000	116,457

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	78,396

Diversified Banking Institutions — 0.5%
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	20,393
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	35,857
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,618
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,295,733
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	139,561
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	249,325
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	125,499
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,011,258
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	214,171

		3,127,415

Security Description	Principal Amount	Value (Note 3)
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	$18,000	$18,918

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	196,367

Electric-Integrated — 0.0%
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	210,000	210,925

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	12,000	11,403

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	74,098

Finance-Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	53,806
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	361,689

		415,495

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,382
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	188,936

		224,318

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	300,000	295,208
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	159,638

		454,846

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	66,634
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	335,000	343,397

		410,031

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	24,341

191

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.2%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	$120,000	$120,896
HJ Heinz Co. Company Guar. Notes 1.60% due 06/30/2017*	306,000	305,940
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/2016	750,000	750,410
Unilever Capital Corp. Company Guar. Notes 2.75% due 02/10/2016	395,000	395,164

		1,572,410

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.25% due 08/15/2016	370,000	371,476

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	62,748

Insurance-Life/Health — 0.1%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	150,131
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	25,502
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	359,978

		535,611

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	244,618
Farmers Exchange Capital III FRS Sub Notes 5.45% due 04/15/2034*	130,000	130,683
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	225,000	219,993

		595,294

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	150,000	142,304

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,866

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,100

Security Description	Principal Amount	Value (Note 3)
Investment Management/Advisor Services — 0.0%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	$225,000	$233,154

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,400
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	177,654
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	61,000	62,267
Medtronic, Inc. Senior Notes 4.63% due 03/15/2044	15,000	15,497

		284,818

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	98,892
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	40,234

		139,126

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 1.75% due 11/08/2016	165,000	165,445
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	50,828
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	230,302
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	236,795

		683,370

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.30% due 06/15/2016	255,000	256,332
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,385
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	103,187
Celgene Corp. Senior Notes 5.00% due 08/15/2045	55,000	54,857
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/2016	920,000	935,260
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	187,053

		1,547,074

192

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	$171,000	$167,222
Allergan, Inc. Company Guar. Notes 5.75% due 04/01/2016	215,000	216,598
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	204,664
Merck & Co., Inc. Senior Notes 0.70% due 05/18/2016	545,000	545,092
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016	640,000	640,000
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,477

		1,778,053

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	75,159
McKesson Corp. Senior Notes 3.25% due 03/01/2016	870,000	871,604

		946,763

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	55,000	44,640

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	79,994

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	54,256

Oil Companies-Exploration & Production — 0.0%
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	51,886
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	14,000	11,131
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	14,750

		77,767

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	265,965
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,968

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Integrated (continued)
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	$134,000	$122,793
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	114,701

		518,427

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,398
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	800,000	804,891

		889,289

Pipelines — 0.2%
Enable Midstream Partners LP Company Guar. Notes 2.40% due 05/15/2019	200,000	156,056
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	46,757
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	52,627
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/2016	700,000	700,000
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	21,337
Spectra Energy Partners LP Senior Notes 2.95% due 06/15/2016	345,000	346,130
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	76,931
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	45,923
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	40,713
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	41,431

		1,527,905

Private Equity — 0.2%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	60,666
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	1,200,000	1,190,291

		1,250,957

Real Estate Investment Trusts — 0.2%
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	750,000	754,626

193

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 3.88% due 08/15/2024	$70,000	$68,421
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	100,662
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	197,999
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	116,313
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,728
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,595

		1,444,344

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,257

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	54,003

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	25,611
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,941

		47,552

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	38,979
Target Corp. Senior Notes 5.88% due 07/15/2016	360,000	368,430
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	26,201

		433,610

Retail-Drug Store — 0.0%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	39,984
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	44,043	49,025
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	94,000	94,019

Security Description	Principal Amount	Value (Note 3)
Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	$69,000	$62,338

		245,366

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	80,864

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	51,633

Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 3.80% due 03/15/2025	115,000	109,619

Special Purpose Entity — 0.1%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	269,536

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	166,746

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	112,792
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	61,314
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	91,993
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	27,290
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	40,989
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	46,434
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	1,016,000	914,167
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	38,721

		1,333,700

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	70,223
Philip Morris International, Inc. Senior Notes 2.50% due 05/16/2016	370,000	371,960

194

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	$15,000	$15,987
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,342

		495,512

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	254,800
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	280,000	278,600
Aviation Capital Group Corp. Senior Notes 6.75% due 04/06/2021*	750,000	838,125

		1,371,525

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	42,578
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	48,929
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	32,404

		123,911

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	25,852
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	46,354

		72,206

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	29,000	29,729

Total U.S. Corporate Bonds & Notes (cost $37,849,664)		37,526,285

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Airlines — 0.0%
Virgin Australia Trust 2013-1A Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	151,110	155,644

Banks-Commercial — 0.4%
Abbey National Treasury Services PLC Company Guar. Notes 4.00% due 04/27/2016	515,000	518,873
Australia & New Zealand Banking Group, Ltd. Senior Notes 0.90% due 02/12/2016	700,000	700,060

Security Description	Principal Amount	Value (Note 3)
Banks-Commercial (continued)
National Australia Bank, Ltd. NY Senior Notes 2.00% due 01/14/2019	$530,000	$532,411
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	570,000	573,252
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	386,208
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	253,803

		2,964,607

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.30% due 11/27/2018	200,000	202,028

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	28,272

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	68,448

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	92,179
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	112,000	76,088

		168,267

Diversified Banking Institutions — 0.2%
BNP Paribas SA Company Guar. Notes 4.25% due 10/15/2024	200,000	200,122
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	313,249
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	100,465
Societe Generale SA Sub. Notes 5.63% due 11/24/2045*	340,000	314,958

		928,794

Medical-Drugs — 0.1%
Sanofi Senior Notes 2.63% due 03/29/2016	795,000	797,620

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,623
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	200,941

195

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs (continued)
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	$65,000	$64,425

		436,989

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	46,411

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	124,606

Telephone-Integrated — 0.1%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	199,715
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	235,882

		435,597

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 5.80% due 06/01/2016	740,000	752,228

Total Foreign Corporate Bonds & Notes (cost $7,186,113)		7,109,511

U.S. GOVERNMENT TREASURIES — 15.4%
United States Treasury Bonds — 1.8%
2.88% due 08/15/2045	11,869,800	12,131,304
4.50% due 02/15/2036	400,000	535,656

		12,666,960

United States Treasury Notes — 13.6%
0.50% due 06/15/2016	1,350,000	1,350,211
0.50% due 04/30/2017	12,600,000	12,570,465
0.63% due 04/30/2018	850,000	845,418
1.00% due 12/31/2017	14,275,000	14,333,556
1.13% due 01/15/2019	14,855,000	14,921,729
1.25% due 01/31/2019	600,000	604,500

Security Description	Principal Amount	Value (Note 3)
United States Treasury Notes (continued)
1.75% due 12/31/2020	$40,871,100	$41,677,364
2.13% due 12/31/2022	305,000	314,257
2.25% due 11/15/2025	11,051,700	11,367,282

		97,984,782

Total U.S. Government Treasuries (cost $108,800,248)		110,651,742

Total Long-Term Investment Securities (cost $705,652,515)		659,079,760

SHORT-TERM INVESTMENT SECURITIES — 8.6%
Time Deposits — 8.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $61,962,000)	61,962,000	61,962,000

TOTAL INVESTMENTS (cost $767,614,515)(2)	100.3%	721,041,760
Liabilities in excess of other assets	(0.3)	(2,090,222)

NET ASSETS	100.0%	$718,951,538

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $15,621,545 representing 2.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $28,056,345 representing 3.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Perpetual maturity — maturity date reflects the next call date.
ADR	— American Depositary Receipt
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
1180	Short	S&P 500 E-Mini Index	March 2016	$111,327,924	$113,875,900	$(2,547,976)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	4,071,388	USD	2,849,077	02/12/2016	$—	$(57,172)
	CHF	2,358,758	USD	2,353,557	02/12/2016	50,015	—
	EUR	4,344,893	USD	4,706,214	02/12/2016	—	(1,724)
	GBP	2,928,897	USD	4,221,756	02/12/2016	48,328	—
	ILS	8,393,929	USD	2,134,339	02/12/2016	14,593	—

						112,936	(58,896)

196

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	CAD	4,269,604	USD	2,982,464	02/12/2016	$—	$(65,276)
	CHF	2,303,547	USD	2,298,499	02/12/2016	48,875	—
	EUR	4,747,218	USD	5,146,115	02/12/2016	2,235	—
	GBP	3,093,737	USD	4,455,021	02/12/2016	46,710	—
	ILS	8,393,928	USD	2,134,095	02/12/2016	14,349	—

						112,169	(65,276)

Net Unrealized Appreciation/(Depreciation)						$225,105	$(124,172)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
ILS	— Israeli Shequel
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$423,430,202	$28,056,345	**	$—	$451,486,547
Convertible Preferred Securities	1,912,366	—		—	1,912,366
Preferred Securities	46,461	—		—	46,461
Preferred Securities/Capital Securities	—	487,420		—	487,420
Convertible Bonds & Notes	—	49,859,428		—	49,859,428
U.S. Corporate Bonds & Notes	—	37,526,285		—	37,526,285
Foreign Corporate Bonds & Notes	—	7,109,511		—	7,109,511
U.S. Government Treasuries	—	110,651,742		—	110,651,742
Short-Term Investment Securities	—	61,962,000		—	61,962,000

Total Investments at Value	$425,389,029	$295,652,731		$—	$721,041,760

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$225,105		$—	$225,105

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,547,976	$—		$—	$2,547,976
Forward Foreign Currency Contracts	—	124,172		—	124,172

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

197

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Electric-Integrated	39.1%
Pipelines	8.6
Independent Power Producers	7.7
Cable/Satellite TV	7.4
Telephone-Integrated	5.4
Electric-Distribution	5.0
Gas-Distribution	4.7
Time Deposits	3.9
Commercial Paper	3.9
Electric-Generation	3.5
Real Estate Investment Trusts	2.2
Cellular Telecom	2.1
Internet Connectivity Services	1.5
Building-Heavy Construction	1.1
Telecom Services	0.8
Oil Companies-Exploration & Production	0.8
Electric-Transmission	0.7
Multimedia	0.6
Gas-Transportation	0.6
Energy-Alternate Sources	0.4

100.0%

*	Calculated as a percentage of net assets

198

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 80.6%
Building-Heavy Construction — 1.1%
SBA Communications Corp., Class A†	4,950	$491,436

Cable/Satellite TV — 7.4%
Altice NV, Class A†(1)	20,404	294,758
Charter Communications, Inc., Class A†	3,165	542,354
Comcast Corp., Class A	16,858	939,159
Liberty Global PLC, Class C†	6,826	227,374
Numericable-SFR SAS(1)	4,962	197,162
Time Warner Cable, Inc.	5,591	1,017,618

		3,218,425

Cellular Telecom — 2.1%
Advanced Info Service PCL	19,000	89,862
Mobile TeleSystems PJSC ADR	36,778	257,446
Vodafone Group PLC(1)	176,145	563,467

		910,775

Electric-Distribution — 5.0%
PPL Corp.	61,093	2,141,921

Electric-Generation — 3.5%
EDP Renovaveis SA(1)	169,911	1,319,105
Enel Green Power SpA(1)	32,480	63,608
Tractebel Energia SA	14,600	123,522

		1,506,235

Electric-Integrated — 33.2%
AES Corp.	106,131	1,008,245
Alliant Energy Corp.	1,960	128,066
Ameren Corp.	13,983	628,116
American Electric Power Co., Inc.	20,550	1,252,933
Avangrid, Inc.†	2,290	88,051
CPFL Energia SA	50,270	203,729
Dominion Resources, Inc.	6,343	457,774
DTE Energy Co.	6,228	529,442
Edison International	6,746	416,903
EDP - Energias de Portugal SA(1)	284,349	994,020
EDP - Energias do Brasil SA	59,660	180,779
Enel SpA(1)	228,361	934,427
Engie SA(1)	31,404	504,628
Exelon Corp.	64,130	1,896,324
FirstEnergy Corp.	13,610	449,947
Iberdrola SA(1)	34,199	240,945
NextEra Energy, Inc.	22,777	2,544,419
NorthWestern Corp.	3,185	177,850
PG&E Corp.	14,423	791,967
Public Service Enterprise Group, Inc.	15,694	648,162
Xcel Energy, Inc.	8,686	331,979

		14,408,706

Electric-Transmission — 0.7%
Red Electrica Corp. SA(1)	3,736	301,781

Energy-Alternate Sources — 0.4%
China Longyuan Power Group Corp., Ltd.(1)	296,000	176,717

Gas-Distribution — 4.7%
China Resources Gas Group, Ltd.(1)	170,000	427,771
Sempra Energy	16,833	1,594,927

		2,022,698

Gas-Transportation — 0.6%
Snam SpA(1)	44,678	250,336

Security Description	Shares	Value (Note 3)

Independent Power Producers — 7.2%
Abengoa Yield PLC	20,035	$339,593
Calpine Corp.†	73,761	1,129,281
Dynegy, Inc.†	52,207	618,131
NRG Energy, Inc.	66,733	710,039
NRG Yield, Inc., Class A	10,657	132,147
NRG Yield, Inc., Class C	14,922	197,567

		3,126,758

Internet Connectivity Services — 1.5%
Com Hem Holding AB(1)	77,381	654,682

Multimedia — 0.6%
Quebecor, Inc., Class B	10,886	275,861

Pipelines — 5.7%
Columbia Pipeline Group, Inc.	10,951	203,141
Enbridge, Inc.	22,596	784,868
Kinder Morgan, Inc.	34,084	560,682
SemGroup Corp., Class A	5,130	113,578
Tallgrass Energy GP LP	10,269	159,169
Williams Cos., Inc.	32,912	635,202

		2,456,640

Real Estate Investment Trusts — 1.5%
American Tower Corp.	6,922	653,022

Telecom Services — 0.8%
TELUS Corp.†	6,461	179,731
XL Axiata Tbk PT†(1)	669,000	179,226

		358,957

Telephone-Integrated — 4.6%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	76,342	165,448
BT Group PLC(1)	45,719	318,007
Hellenic Telecommunications Organization SA(1)	40,022	347,390
KDDI Corp.(1)	14,600	369,121
TDC A/S(1)	79,868	342,024
Verizon Communications, Inc.	8,583	428,893

		1,970,883

Total Common Stocks (cost $37,289,909)		34,925,833

CONVERTIBLE PREFERRED SECURITIES — 11.3%
Electric-Integrated — 5.6%
Dominion Resources, Inc. Series A 6.13%	5,821	325,743
Dominion Resources, Inc. Series B 6.00%	7,917	445,727
Dominion Resources, Inc. 6.38%	6,751	335,930
Exelon Corp. 6.50%	22,584	971,564
NextEra Energy, Inc. 5.80%	2,576	146,574
NextEra Energy, Inc. 6.37%	3,901	214,945

		2,440,483

199

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

CONVERTIBLE PREFERRED SECURITIES (continued)
Independent Power Producers — 0.5%
Dynegy, Inc. Series A 5.38%	5,104	$221,514

Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp. 7.50%	12,132	334,236

Pipelines — 2.9%
Kinder Morgan, Inc. Series A 9.75%	29,540	1,274,651

Real Estate Investment Trusts — 0.7%
American Tower Corp. 5.50%	3,093	305,434

Telephone-Integrated — 0.8%
Frontier Communications Corp. Series A 11.13%	3,678	328,740

Total Convertible Preferred Securities (cost $5,560,455)		4,905,058

Security Description	Shares/ Principal Amount	Value (Note 3)

PREFERRED SECURITIES — 0.3%
Electric-Integrated — 0.3%
Cia Paranaense de Energia, Class B (cost $280,186)	22,300	122,935

Total Long-Term Investment Securities (cost $43,130,550)		39,953,826

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Commercial Paper — 3.9%
Wal-Mart Stores, Inc. 0.30% due 02/01/2016*(2)	$1,676,000	1,676,000

Time Deposits — 3.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016	1,718,000	1,718,000

Total Short-Term Investment Securities (cost $3,394,000)		3,394,000

TOTAL INVESTMENTS (cost $46,524,550)(3)	100.0%	43,347,826
Other assets less liabilities	0.0	18,956

NET ASSETS —	100.0%	$43,366,782

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $1,676,000 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $8,644,623 representing 19.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Wal-Mart Stores, Inc.
0.30% due 02/01/2016	01/29/2016	1,676,000	$1,676,000	$1,676,000	$1.00	3.86%

(3)	See Note 4 for cost of investments on a tax basis.

200

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	GBP	13,577	USD	19,416	04/15/2016	$67	$—

BNP Paribas SA	GBP	377,137	USD	544,686	04/15/2016	7,216	—

Deutsche Bank AG	EUR	939,828	USD	1,038,650	03/17/2016	19,391	—
	USD	6,651	CAD	9,292	04/15/2016	—	(18)
	USD	262,014	EUR	240,000	04/15/2016	—	(1,506)

						19,391	(1,524)

Goldman Sachs International	CAD	10,881	USD	7,468	04/15/2016	—	(300)
	EUR	29,472	USD	32,142	04/15/2016	152	—
	USD	7,682	CAD	11,058	04/15/2016	212	—
	USD	65,525	EUR	60,000	04/15/2016	—	(398)

						364	(698)

JPMorgan Chase Bank	EUR	32,286	USD	35,414	04/15/2016	369	—
	USD	2,391	CAD	3,371	04/15/2016	15	—
	USD	6,208	EUR	5,695	04/15/2016	—	(27)

						384	(27)

Merrill Lynch International	CAD	1,149,467	USD	808,493	04/15/2016	—	(12,068)
	EUR	17,497	USD	18,929	04/15/2016	—	(63)

						—	(12,131)

Morgan Stanley Capital Services, Inc.	EUR	2,313,503	USD	2,520,004	04/15/2016	8,808	—

Royal Bank of Scotland PLC	USD	16,924	GBP	12,000	04/15/2016	179	—

Net Unrealized Appreciation (Depreciation)						$36,409	$(14,380)

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,281,210	$8,644,623	**	$—	$34,925,833
Convertible Preferred Securities	4,905,058	—		—	4,905,058
Preferred Securities	122,935	—		—	122,935
Short-Term Investment Securities	—	3,394,000		—	3,394,000

Total Investments at Value	$31,309,203	$12,038,623		$—	$43,347,826

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$36,409		$—	$36,409

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$14,380		$—	$14,380

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

201

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	6.0%
Diversified Banking Institutions	3.4
Computers	3.1
Applications Software	3.0
Oil Companies-Integrated	2.8
Electric-Integrated	2.8
Real Estate Investment Trusts	2.7
Medical-Biomedical/Gene	2.7
Diversified Manufacturing Operations	2.7
Web Portals/ISP	2.6
Telephone-Integrated	2.5
Exchange-Traded Funds	2.5
Banks-Super Regional	2.4
Beverages-Non-alcoholic	2.0
Electronic Components-Semiconductors	1.9
Repurchase Agreements	1.8
Finance-Credit Card	1.7
Cosmetics & Toiletries	1.7
Tobacco	1.7
Internet Content-Entertainment	1.7
Oil Companies-Exploration & Production	1.5
Multimedia	1.5
Retail-Restaurants	1.4
Retail-Discount	1.4
Aerospace/Defense	1.4
E-Commerce/Products	1.4
Computer Services	1.4
Insurance-Multi-line	1.4
Insurance-Reinsurance	1.4
Medical-HMO	1.3
Retail-Building Products	1.3
Food-Misc./Diversified	1.2
Cable/Satellite TV	1.1
Medical Instruments	1.0
Retail-Drug Store	1.0
Chemicals-Diversified	0.9
Diagnostic Equipment	0.9
Commercial Services-Finance	0.9
Oil-Field Services	0.8
Enterprise Software/Service	0.7
Networking Products	0.7
Transport-Services	0.7
Medical Products	0.7
Transport-Rail	0.6
Investment Management/Advisor Services	0.6
Oil Refining & Marketing	0.6
Airlines	0.6
Semiconductor Components-Integrated Circuits	0.5
Insurance-Life/Health	0.5
Auto-Cars/Light Trucks	0.5
Computers-Memory Devices	0.5
Banks-Fiduciary	0.5
Athletic Footwear	0.5
Aerospace/Defense-Equipment	0.5
Medical-Wholesale Drug Distribution	0.5
Instruments-Controls	0.4
Pipelines	0.4
E-Commerce/Services	0.4
Retail-Apparel/Shoe	0.4
Finance-Other Services	0.4
Insurance Brokers	0.4
Consumer Products-Misc.	0.4

Apparel Manufacturers	0.4%
Industrial Gases	0.3
Retail-Auto Parts	0.3
Banks-Commercial	0.3
Data Processing/Management	0.3
Agricultural Chemicals	0.3
Retail-Major Department Stores	0.3
Insurance-Property/Casualty	0.3
Pharmacy Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Food-Retail	0.3
Electronic Forms	0.2
Gas-Distribution	0.2
Medical-Generic Drugs	0.2
Semiconductor Equipment	0.2
Electric Products-Misc.	0.2
Chemicals-Specialty	0.2
Entertainment Software	0.2
Finance-Investment Banker/Broker	0.2
Electronic Connectors	0.2
Beverages-Wine/Spirits	0.2
Machinery-Construction & Mining	0.2
Cruise Lines	0.2
Distribution/Wholesale	0.2
Medical-Hospitals	0.2
Non-Hazardous Waste Disposal	0.2
Metal Processors & Fabrication	0.2
Oil Field Machinery & Equipment	0.2
Hotels/Motels	0.2
Food-Confectionery	0.2
Finance-Consumer Loans	0.2
Advertising Agencies	0.2
Food-Meat Products	0.1
Electronic Components-Misc.	0.1
Television	0.1
Machinery-Farming	0.1
Electric-Distribution	0.1
Tools-Hand Held	0.1
Retail-Regional Department Stores	0.1
Building-Residential/Commercial	0.1
Agricultural Operations	0.1
Food-Wholesale/Distribution	0.1
Internet Security	0.1
Medical Labs & Testing Services	0.1
Electronic Security Devices	0.1
Coatings/Paint	0.1
Building Products-Cement	0.1
Machinery-General Industrial	0.1
Toys	0.1
Medical Information Systems	0.1
Advertising Services	0.1
Auto-Heavy Duty Trucks	0.1
Containers-Paper/Plastic	0.1
Broadcast Services/Program	0.1
Electronic Measurement Instruments	0.1
Brewery	0.1
Retail-Jewelry	0.1
Instruments-Scientific	0.1
Engines-Internal Combustion	0.1
Vitamins & Nutrition Products	0.1
Paper & Related Products	0.1
Telecom Services	0.1

202

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited) — (continued)

Industry Allocation* (continued)

Disposable Medical Products	0.1%
Office Automation & Equipment	0.1
Industrial Automated/Robotic	0.1
Oil & Gas Drilling	0.1
Steel-Producers	0.1
Retail-Automobile	0.1
Retail-Gardening Products	0.1
Dental Supplies & Equipment	0.1
Machinery-Pumps	0.1
Consulting Services	0.1
Containers-Metal/Glass	0.1
Dialysis Centers	0.1
Engineering/R&D Services	0.1
Soap & Cleaning Preparation	0.1
Wireless Equipment	0.1
Computer Aided Design	0.1
Textile-Home Furnishings	0.1
Gold Mining	0.1
Appliances	0.1
Commercial Services	0.1
Coffee	0.1
Home Decoration Products	0.1
Hazardous Waste Disposal	0.1
Metal-Aluminum	0.1
Electronics-Military	0.1

100.0%

*	Calculated as a percentage of net assets

203

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 95.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	30,149	$676,543
Omnicom Group, Inc.	17,974	1,318,393

		1,994,936

Advertising Services — 0.1%
Nielsen Holdings PLC	27,011	1,300,850

Aerospace/Defense — 1.4%
Boeing Co.	46,728	5,613,435
General Dynamics Corp.	22,047	2,949,227
Lockheed Martin Corp.	19,608	4,137,288
Northrop Grumman Corp.	13,531	2,504,047
Raytheon Co.	22,340	2,864,881
Rockwell Collins, Inc.	9,752	788,742

		18,857,620

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	9,230	802,733
United Technologies Corp.	61,206	5,367,154

		6,169,887

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	17,293	518,790
Monsanto Co.	32,634	2,956,640
Mosaic Co.	24,881	599,632

		4,075,062

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	44,275	1,565,121

Airlines — 0.6%
American Airlines Group, Inc.	46,768	1,823,484
Delta Air Lines, Inc.	58,354	2,584,499
Southwest Airlines Co.	48,254	1,815,316
United Continental Holdings, Inc.†	27,661	1,335,473

		7,558,772

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	29,072	888,731
Michael Kors Holdings, Ltd.†	13,655	544,835
Ralph Lauren Corp.	4,363	490,838
Under Armour, Inc., Class A†	13,363	1,141,601
VF Corp.	25,304	1,584,030

		4,650,035

Appliances — 0.1%
Whirlpool Corp.	5,802	779,731

Applications Software — 3.0%
Citrix Systems, Inc.†	11,413	804,160
Intuit, Inc.	19,587	1,870,754
Microsoft Corp.	592,676	32,650,521
Red Hat, Inc.†	13,563	950,088
Salesforce.com, Inc.†	46,310	3,151,859

		39,427,382

Athletic Footwear — 0.5%
NIKE, Inc., Class B	100,127	6,208,875

Audio/Video Products — 0.0%
Harman International Industries, Inc.	5,273	392,258

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	289,201	3,453,060
General Motors Co.	105,071	3,114,304

		6,567,364

Security Description	Shares	Value (Note 3)

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	26,225	$1,286,861

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	16,630	488,257
Delphi Automotive PLC	20,781	1,349,518
Johnson Controls, Inc.	48,055	1,723,733

		3,561,508

Banks-Commercial — 0.3%
BB&T Corp.	57,884	1,890,492
M&T Bank Corp.	11,871	1,307,947
Regions Financial Corp.	96,861	786,511
Zions Bancorporation	15,156	343,738

		4,328,688

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	81,093	2,937,189
Citizens Financial Group, Inc.	39,148	831,895
Northern Trust Corp.	16,126	1,001,102
State Street Corp.	29,936	1,668,333

		6,438,519

Banks-Super Regional — 2.4%
Capital One Financial Corp.	39,475	2,590,350
Comerica, Inc.	13,113	449,776
Fifth Third Bancorp	58,936	931,189
Huntington Bancshares, Inc.	59,109	507,155
KeyCorp	61,981	691,708
PNC Financial Services Group, Inc.	37,677	3,264,712
SunTrust Banks, Inc.	37,811	1,383,126
US Bancorp	121,996	4,887,160
Wells Fargo & Co.	344,874	17,323,021

		32,028,197

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	290,412	12,464,483
Coca-Cola Enterprises, Inc.	15,491	719,092
Dr Pepper Snapple Group, Inc.	14,015	1,315,168
Monster Beverage Corp.†	11,130	1,502,884
PepsiCo, Inc.	108,093	10,733,635

		26,735,262

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	7,540	737,714
Constellation Brands, Inc., Class A	12,847	1,958,910

		2,696,624

Brewery — 0.1%
Molson Coors Brewing Co., Class B	13,465	1,218,313

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	11,093	306,056
Discovery Communications, Inc., Class C†	19,140	520,800
Scripps Networks Interactive, Inc., Class A	7,020	428,009

		1,254,865

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	4,907	616,221
Vulcan Materials Co.	9,891	872,386

		1,488,607

Building Products-Wood — 0.0%
Masco Corp.	24,964	658,800

204

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	24,347	$669,786
Lennar Corp., Class A	13,284	559,920
PulteGroup, Inc.	23,572	395,067

		1,624,773

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	16,513	526,930
Comcast Corp., Class A	181,175	10,093,259
Time Warner Cable, Inc.	21,011	3,824,212

		14,444,401

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6,028	405,926

Chemicals-Diversified — 0.9%
Dow Chemical Co.	83,434	3,504,228
E.I. du Pont de Nemours & Co.	65,026	3,430,772
Eastman Chemical Co.	11,026	674,901
FMC Corp.	9,914	354,128
LyondellBasell Industries NV, Class A	26,677	2,080,006
PPG Industries, Inc.	19,979	1,900,402

		11,944,437

Chemicals-Specialty — 0.2%
Ecolab, Inc.	19,720	2,127,196
International Flavors & Fragrances, Inc.	5,953	696,263

		2,823,459

Coal — 0.0%
CONSOL Energy, Inc.	16,995	134,940

Coatings/Paint — 0.1%
Sherwin-Williams Co.	5,871	1,501,039

Coffee — 0.1%
Keurig Green Mountain, Inc.	8,619	769,246

Commercial Services — 0.1%
Cintas Corp.	6,488	557,449
Quanta Services, Inc.†	11,853	221,651

		779,100

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	34,220	2,843,340
Equifax, Inc.	8,790	929,982
H&R Block, Inc.	17,499	595,841
McGraw Hill Financial, Inc.	20,055	1,705,076
Moody’s Corp.	12,761	1,137,515
PayPal Holdings, Inc.†	82,486	2,981,044
Total System Services, Inc.	12,558	504,329
Western Union Co.	37,489	668,804

		11,365,931

Computer Aided Design — 0.1%
Autodesk, Inc.†	16,783	785,780

Computer Services — 1.4%
Accenture PLC, Class A	46,358	4,892,623
Cognizant Technology Solutions Corp., Class A†	45,116	2,856,294
CSRA, Inc.	10,216	273,584
Hewlett Packard Enterprise Co.	133,422	1,835,887
International Business Machines Corp.	66,220	8,263,594
Teradata Corp.†	9,868	240,187

		18,362,169

Security Description	Shares	Value (Note 3)

Computer Software — 0.0%
Akamai Technologies, Inc.†	13,201	$602,230

Computers — 3.1%
Apple, Inc.	413,671	40,266,735
HP, Inc.	134,029	1,301,422

		41,568,157

Computers-Memory Devices — 0.5%
EMC Corp.	143,855	3,563,288
NetApp, Inc.	21,690	475,662
SanDisk Corp.	14,890	1,052,723
Seagate Technology PLC	22,186	644,503
Western Digital Corp.	17,192	824,872

		6,561,048

Consulting Services — 0.1%
Verisk Analytics, Inc.†	11,565	844,245

Consumer Products-Misc. — 0.4%
Clorox Co.	9,577	1,235,912
Kimberly-Clark Corp.	26,933	3,458,736

		4,694,648

Containers-Metal/Glass — 0.1%
Ball Corp.	10,114	675,919
Owens-Illinois, Inc.†	11,933	154,413

		830,332

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	14,647	593,643
WestRock Co.	19,076	673,001

		1,266,644

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	66,549	4,494,054
Estee Lauder Cos., Inc., Class A	16,514	1,407,819
Procter & Gamble Co.	201,857	16,489,698

		22,391,571

Cruise Lines — 0.2%
Carnival Corp.	34,152	1,643,736
Royal Caribbean Cruises, Ltd.	12,732	1,043,514

		2,687,250

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,681	263,864
Fidelity National Information Services, Inc.	20,584	1,229,482
Fiserv, Inc.†	16,957	1,603,454
Paychex, Inc.	23,808	1,139,451

		4,236,251

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	10,377	611,102
Patterson Cos., Inc.	6,196	263,082

		874,184

Diagnostic Equipment — 0.9%
Abbott Laboratories	110,680	4,189,238
Danaher Corp.	44,235	3,832,963
Thermo Fisher Scientific, Inc.	29,611	3,910,428

		11,932,629

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	12,367	830,073

205

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,482	$1,004,686

Distribution/Wholesale — 0.2%
Fastenal Co.	21,494	871,797
Genuine Parts Co.	11,186	963,897
WW Grainger, Inc.	4,285	842,817

		2,678,511

Diversified Banking Institutions — 3.4%
Bank of America Corp.	772,571	10,924,154
Citigroup, Inc.	221,031	9,411,500
Goldman Sachs Group, Inc.	29,432	4,755,034
JPMorgan Chase & Co.	273,127	16,251,057
Morgan Stanley	112,055	2,899,983

		44,241,728

Diversified Manufacturing Operations — 2.7%
3M Co.	45,683	6,898,133
Dover Corp.	11,497	672,000
Eaton Corp. PLC	34,338	1,734,412
General Electric Co.	700,258	20,377,508
Illinois Tool Works, Inc.	24,272	2,186,179
Ingersoll-Rand PLC	19,368	996,871
Parker-Hannifin Corp.	10,088	980,150
Pentair PLC	13,374	630,183
Textron, Inc.	20,305	694,837

		35,170,273

Diversified Operations — 0.0%
Leucadia National Corp.	24,733	409,578

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	28,520	16,741,240
eBay, Inc.†	81,957	1,922,711

		18,663,951

E-Commerce/Services — 0.4%
Expedia, Inc.	8,732	882,282
Priceline Group, Inc.†	3,693	3,932,934
TripAdvisor, Inc.†	8,383	559,649

		5,374,865

Electric Products-Misc. — 0.2%
AMETEK, Inc.	17,650	830,432
Emerson Electric Co.	48,565	2,233,019

		3,063,451

Electric-Distribution — 0.1%
PPL Corp.	49,844	1,747,531

Electric-Integrated — 2.8%
AES Corp.	49,923	474,268
Ameren Corp.	18,002	808,650
American Electric Power Co., Inc.	36,416	2,220,284
CMS Energy Corp.	20,558	799,295
Consolidated Edison, Inc.	21,753	1,509,441
Dominion Resources, Inc.	44,171	3,187,821
DTE Energy Co.	13,316	1,131,993
Duke Energy Corp.	51,072	3,845,722
Edison International	24,173	1,493,891
Entergy Corp.	13,235	934,126
Eversource Energy	23,534	1,266,129
Exelon Corp.	68,228	2,017,502
FirstEnergy Corp.	31,388	1,037,687

Security Description	Shares	Value (Note 3)

Electric-Integrated (continued)
NextEra Energy, Inc.	34,170	$3,817,131
Pepco Holdings, Inc.	18,817	502,038
PG&E Corp.	36,389	1,998,120
Pinnacle West Capital Corp.	8,224	545,333
Public Service Enterprise Group, Inc.	37,540	1,550,402
SCANA Corp.	10,604	667,522
Southern Co.	67,440	3,299,165
TECO Energy, Inc.	17,452	473,298
WEC Energy Group, Inc.	23,423	1,293,652
Xcel Energy, Inc.	37,654	1,439,136

		36,312,606

Electronic Components-Misc. — 0.1%
Corning, Inc.	87,773	1,633,455
Garmin, Ltd.	8,755	308,001

		1,941,456

Electronic Components-Semiconductors — 1.9%
Avago Technologies, Ltd.	19,454	2,601,194
Broadcom Corp., Class A	41,624	2,275,584
Intel Corp.	350,134	10,861,157
Microchip Technology, Inc.	15,070	675,287
Micron Technology, Inc.†	80,559	888,566
NVIDIA Corp.	37,921	1,110,706
Qorvo, Inc.†	10,486	415,246
Skyworks Solutions, Inc.	14,182	977,423
Texas Instruments, Inc.	75,265	3,983,776
Xilinx, Inc.	19,067	958,498

		24,747,437

Electronic Connectors — 0.2%
Amphenol Corp., Class A	22,872	1,133,765
TE Connectivity, Ltd.	28,662	1,638,320

		2,772,085

Electronic Forms — 0.2%
Adobe Systems, Inc.†	37,009	3,298,612

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	24,589	925,776
FLIR Systems, Inc.	10,249	299,681

		1,225,457

Electronic Security Devices — 0.1%
Allegion PLC	7,116	430,945
Tyco International PLC	31,366	1,078,677

		1,509,622

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	5,816	679,541

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	5,615	385,526

Engineering/R&D Services — 0.1%
Fluor Corp.	10,507	471,659
Jacobs Engineering Group, Inc.†	9,093	356,719

		828,378

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,187	1,095,489

Enterprise Software/Service — 0.7%
CA, Inc.	23,112	664,008
Oracle Corp.	237,544	8,625,222

		9,289,230

206

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Entertainment Software — 0.2%
Activision Blizzard, Inc.	37,433	$1,303,417
Electronic Arts, Inc.†	23,060	1,488,408

		2,791,825

Finance-Consumer Loans — 0.2%
Navient Corp.	26,882	256,992
Synchrony Financial†	61,867	1,758,260

		2,015,252

Finance-Credit Card — 1.7%
Alliance Data Systems Corp.†	4,536	906,248
American Express Co.	62,073	3,320,906
Discover Financial Services	31,717	1,452,321
MasterCard, Inc., Class A	73,470	6,541,034
Visa, Inc., Class A	144,419	10,757,771

		22,978,280

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	88,889	2,269,336
E*TRADE Financial Corp.†	21,732	512,006

		2,781,342

Finance-Other Services — 0.4%
CME Group, Inc.	25,095	2,254,786
Intercontinental Exchange, Inc.	8,810	2,324,078
Nasdaq, Inc.	8,530	528,860

		5,107,724

Food-Confectionery — 0.2%
Hershey Co.	10,660	939,253
J.M. Smucker Co.	8,879	1,139,353

		2,078,606

Food-Meat Products — 0.1%
Hormel Foods Corp.	10,009	804,824
Tyson Foods, Inc., Class A	21,936	1,170,505

		1,975,329

Food-Misc./Diversified — 1.2%
Campbell Soup Co.	13,325	751,663
ConAgra Foods, Inc.	32,120	1,337,477
General Mills, Inc.	44,346	2,505,993
Kellogg Co.	18,932	1,390,366
Kraft Heinz Co.	44,117	3,443,773
McCormick & Co., Inc.	8,627	758,917
Mondelez International, Inc., Class A	117,911	5,081,964

		15,270,153

Food-Retail — 0.3%
Kroger Co.	72,225	2,803,052
Whole Foods Market, Inc.	25,321	742,159

		3,545,211

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	38,952	1,550,679

Gas-Distribution — 0.2%
AGL Resources, Inc.	8,921	567,019
CenterPoint Energy, Inc.	31,924	570,482
NiSource, Inc.	23,644	496,760
Sempra Energy	17,495	1,657,651

		3,291,912

Security Description	Shares	Value (Note 3)

Gold Mining — 0.1%
Newmont Mining Corp.	39,258	$783,590

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	6,305	758,807

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	19,817	768,503

Home Furnishings — 0.0%
Leggett & Platt, Inc.	10,097	419,126

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	14,308	876,794
Starwood Hotels & Resorts Worldwide, Inc.	12,516	778,996
Wyndham Worldwide Corp.	8,614	559,049

		2,214,839

Human Resources — 0.0%
Robert Half International, Inc.	9,844	430,872

Independent Power Producers — 0.0%
NRG Energy, Inc.	23,310	248,018

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,794	936,013

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	14,385	1,822,723
Airgas, Inc.	4,811	673,540
Praxair, Inc.	21,134	2,113,400

		4,609,663

Instruments-Controls — 0.4%
Honeywell International, Inc.	57,182	5,901,182

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	8,305	401,298
Waters Corp.†	6,059	734,411

		1,135,709

Insurance Brokers — 0.4%
Aon PLC	20,324	1,785,057
Marsh & McLennan Cos., Inc.	38,704	2,064,084
Willis Towers Watson PLC	10,199	1,167,480

		5,016,621

Insurance-Life/Health — 0.5%
Aflac, Inc.	31,662	1,835,130
Lincoln National Corp.	18,361	724,525
Principal Financial Group, Inc.	20,200	767,600
Prudential Financial, Inc.	33,314	2,334,645
Torchmark Corp.	8,510	462,433
Unum Group	18,062	517,296

		6,641,629

Insurance-Multi-line — 1.4%
Allstate Corp.	28,737	1,741,462
American International Group, Inc.(1)	91,782	5,183,847
Assurant, Inc.	4,885	397,199
Chubb, Ltd.	34,192	3,866,090
Cincinnati Financial Corp.	10,941	630,530
Hartford Financial Services Group, Inc.	30,391	1,221,111
Loews Corp.	20,770	768,698
MetLife, Inc.	82,479	3,682,687
XL Group PLC	22,092	801,056

		18,292,680

207

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.3%
Progressive Corp.	43,367	$1,355,219
Travelers Cos., Inc.	22,571	2,416,000

		3,771,219

Insurance-Reinsurance — 1.4%
Berkshire Hathaway, Inc., Class B†	139,003	18,038,419

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	168,460	18,902,897
Netflix, Inc.†	31,710	2,912,246

		21,815,143

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,221	489,625

Internet Security — 0.1%
Symantec Corp.	50,122	994,420
VeriSign, Inc.†	7,280	550,368

		1,544,788

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	4,009	537,968
Ameriprise Financial, Inc.	12,918	1,171,017
BlackRock, Inc.	9,368	2,943,988
Franklin Resources, Inc.	28,115	974,466
Invesco, Ltd.	31,448	941,238
Legg Mason, Inc.	7,993	244,746
T. Rowe Price Group, Inc.	18,629	1,321,727

		8,135,150

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	43,199	2,688,706

Machinery-Farming — 0.1%
Deere & Co.	23,131	1,781,318

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	7,479	1,313,836

Machinery-Pumps — 0.1%
Flowserve Corp.	9,710	375,194
Xylem, Inc.	13,308	478,423

		853,617

Medical Information Systems — 0.1%
Cerner Corp.†	22,591	1,310,504

Medical Instruments — 1.0%
Boston Scientific Corp.†	99,808	1,749,634
Edwards Lifesciences Corp.†	16,004	1,251,673
Intuitive Surgical, Inc.†	2,772	1,499,236
Medtronic PLC	104,331	7,920,810
St. Jude Medical, Inc.	20,972	1,108,580

		13,529,933

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	7,508	843,524
Quest Diagnostics, Inc.	10,635	698,400

		1,541,924

Medical Products — 0.7%
Baxter International, Inc.	40,586	1,485,448
Becton Dickinson and Co.	15,636	2,273,005
Henry Schein, Inc.†	6,152	931,659
Stryker Corp.	23,434	2,323,481

Security Description	Shares	Value (Note 3)

Medical Products (continued)
Varian Medical Systems, Inc.†	7,188	$554,410
Zimmer Biomet Holdings, Inc.	12,700	1,260,602

		8,828,605

Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	16,718	2,439,658
Amgen, Inc.	55,968	8,547,993
Biogen, Inc.†	16,538	4,515,866
Celgene Corp.†	58,293	5,847,954
Gilead Sciences, Inc.	106,930	8,875,190
Illumina, Inc.†	10,862	1,715,653
Regeneron Pharmaceuticals, Inc.†	5,759	2,419,298
Vertex Pharmaceuticals, Inc.†	18,231	1,654,463

		36,016,075

Medical-Drugs — 6.0%
AbbVie, Inc.	121,293	6,658,986
Allergan PLC†	29,242	8,317,302
Baxalta, Inc.	43,294	1,732,193
Bristol-Myers Squibb Co.	123,781	7,694,227
Eli Lilly & Co.	72,415	5,728,026
Endo International PLC†	15,445	856,734
Johnson & Johnson	205,297	21,441,219
Mallinckrodt PLC†	8,602	499,690
Merck & Co., Inc.	207,271	10,502,422
Pfizer, Inc.	458,016	13,964,908
Zoetis, Inc.	33,988	1,463,183

		78,858,890

Medical-Generic Drugs — 0.2%
Mylan NV†	30,648	1,614,843
Perrigo Co. PLC	10,862	1,570,428

		3,185,271

Medical-HMO — 1.3%
Aetna, Inc.	25,872	2,634,804
Anthem, Inc.	19,370	2,527,591
Cigna Corp.	19,112	2,553,363
Humana, Inc.	10,997	1,790,202
UnitedHealth Group, Inc.	70,717	8,143,770

		17,649,730

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	23,290	1,620,518
Tenet Healthcare Corp.†	7,395	200,553
Universal Health Services, Inc., Class B	6,766	762,122

		2,583,193

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	14,493	1,297,993
Cardinal Health, Inc.	24,409	1,986,160
McKesson Corp.	17,073	2,748,412

		6,032,565

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	10,208	2,398,370

Metal-Aluminum — 0.1%
Alcoa, Inc.	97,207	708,639

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	85,761	394,501

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,235	569,400

208

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Multimedia — 1.5%
Time Warner, Inc.	59,318	$4,178,360
Twenty-First Century Fox, Inc., Class A	86,865	2,342,749
Twenty-First Century Fox, Inc., Class B	31,993	867,010
Viacom, Inc., Class B	25,758	1,175,595
Walt Disney Co.	112,847	10,813,000

		19,376,714

Networking Products — 0.7%
Cisco Systems, Inc.	376,628	8,959,980

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	17,777	776,855
Waste Management, Inc.	30,808	1,631,283

		2,408,138

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	14,620	286,260
Xerox Corp.	70,610	688,447

		974,707

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	6,759	411,555

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	4,783	88,916
Ensco PLC, Class A	17,474	170,896
Helmerich & Payne, Inc.	7,997	406,247
Transocean, Ltd.	25,369	264,345

		930,404

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	37,702	1,473,771
Apache Corp.	28,047	1,193,119
Cabot Oil & Gas Corp.	30,708	637,191
Chesapeake Energy Corp.	38,398	130,169
Cimarex Energy Co.	7,015	652,395
ConocoPhillips	91,605	3,579,923
Devon Energy Corp.	28,665	799,754
EOG Resources, Inc.	40,786	2,896,622
EQT Corp.	11,317	698,712
Hess Corp.	17,831	757,818
Newfield Exploration Co.†	11,993	348,637
Noble Energy, Inc.	31,579	1,022,212
Occidental Petroleum Corp.	56,666	3,900,321
Pioneer Natural Resources Co.	11,973	1,484,053
Range Resources Corp.	12,566	371,451
Southwestern Energy Co.†	28,523	253,569

		20,199,717

Oil Companies-Integrated — 2.8%
Chevron Corp.	139,641	12,074,757
Exxon Mobil Corp.	308,876	24,045,997
Marathon Oil Corp.	50,250	488,933
Murphy Oil Corp.	11,997	235,261

		36,844,948

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	14,180	931,059
FMC Technologies, Inc.†	16,914	425,387
National Oilwell Varco, Inc.	27,879	907,183

		2,263,629

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	39,545	1,652,585

Security Description	Shares	Value (Note 3)

Oil Refining & Marketing (continued)
Phillips 66	35,225	$2,823,284
Tesoro Corp.	8,932	779,317
Valero Energy Corp.	35,725	2,424,656

		7,679,842

Oil-Field Services — 0.8%
Baker Hughes, Inc.	32,355	1,407,766
Halliburton Co.	63,498	2,018,601
Schlumberger, Ltd.	93,569	6,762,232

		10,188,599

Paper & Related Products — 0.1%
International Paper Co.	30,759	1,052,265

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	50,177	3,606,221

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	28,870	535,538
Kinder Morgan, Inc.	135,767	2,233,367
ONEOK, Inc.	15,527	386,778
Spectra Energy Corp.	49,816	1,367,449
Williams Cos., Inc.	50,623	977,024

		5,500,156

Publishing-Newspapers — 0.0%
News Corp., Class A	28,309	367,168
News Corp., Class B	7,998	106,773

		473,941

Real Estate Investment Trusts — 2.7%
American Tower Corp.	31,427	2,964,823
Apartment Investment & Management Co., Class A	11,606	454,375
AvalonBay Communities, Inc.	10,156	1,741,652
Boston Properties, Inc.	11,394	1,324,097
Crown Castle International Corp.	24,764	2,134,657
Equinix, Inc.	5,085	1,579,249
Equity Residential	27,026	2,083,434
Essex Property Trust, Inc.	4,899	1,044,026
Extra Space Storage, Inc.	9,160	830,720
Federal Realty Investment Trust	5,151	776,925
General Growth Properties, Inc.	43,202	1,211,384
HCP, Inc.	34,504	1,240,074
Host Hotels & Resorts, Inc.	55,767	772,373
Iron Mountain, Inc.	14,256	392,610
Kimco Realty Corp.	30,665	833,781
Macerich Co.	9,985	778,530
Plum Creek Timber Co., Inc.	12,880	521,769
Prologis, Inc.	38,902	1,535,462
Public Storage	10,920	2,768,875
Realty Income Corp.	18,519	1,033,175
Simon Property Group, Inc.	22,956	4,276,244
SL Green Realty Corp.	7,397	714,624
Ventas, Inc.	24,706	1,366,736
Vornado Realty Trust	13,149	1,163,161
Welltower, Inc.	26,256	1,633,648
Weyerhaeuser Co.	37,873	969,928

		36,146,332

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	21,570	603,313

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,887	329,956

209

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.4%
Coach, Inc.	20,591	$762,897
Gap, Inc.	16,997	420,166
L Brands, Inc.	18,897	1,816,946
PVH Corp.	6,124	449,379
Ross Stores, Inc.	30,049	1,690,557
Urban Outfitters, Inc.†	6,442	147,393

		5,287,338

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,434	826,240
AutoZone, Inc.†	2,261	1,735,069
O’Reilly Automotive, Inc.†	7,318	1,909,266

		4,470,575

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,663	244,925
CarMax, Inc.†	15,035	664,246

		909,171

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	12,383	534,574

Retail-Building Products — 1.3%
Home Depot, Inc.	94,072	11,830,495
Lowe’s Cos., Inc.	67,897	4,865,499

		16,695,994

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	7,827	205,146

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	22,122	617,867

Retail-Discount — 1.4%
Costco Wholesale Corp.	32,454	4,904,449
Dollar General Corp.	21,586	1,620,245
Dollar Tree, Inc.†	17,421	1,416,676
Target Corp.	45,708	3,310,173
Wal-Mart Stores, Inc.	116,408	7,724,835

		18,976,378

Retail-Drug Store — 1.0%
CVS Health Corp.	82,159	7,935,738
Walgreens Boots Alliance, Inc.	64,628	5,152,144

		13,087,882

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,967	880,186

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,900	684,400
Tiffany & Co.	8,276	528,340

		1,212,740

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	10,095	495,665
TJX Cos., Inc.	49,676	3,538,918

		4,034,583

Retail-Office Supplies — 0.0%
Staples, Inc.	47,754	425,966

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,083	700,629
Macy’s, Inc.	23,325	942,563

		1,643,192

Security Description	Shares	Value (Note 3)

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	2,313	$1,047,720
Darden Restaurants, Inc.	8,557	539,604
McDonald’s Corp.	68,129	8,433,008
Starbucks Corp.	110,167	6,694,849
Yum! Brands, Inc.	31,996	2,315,550

		19,030,731

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	19,952	566,836

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	23,018	330,769

Security Services — 0.0%
ADT Corp.	12,237	361,970

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	23,154	1,247,075
Linear Technology Corp.	17,743	758,158
QUALCOMM, Inc.	111,524	5,056,498

		7,061,731

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	85,261	1,504,857
KLA-Tencor Corp.	11,570	775,074
Lam Research Corp.	11,751	843,604

		3,123,535

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	9,729	817,236

Steel-Producers — 0.1%
Nucor Corp.	23,713	926,467

Telecom Services — 0.1%
Level 3 Communications, Inc.†	21,411	1,045,071

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	26,338	621,577

Telephone-Integrated — 2.5%
AT&T, Inc.	456,457	16,459,840
CenturyLink, Inc.	40,734	1,035,458
Frontier Communications Corp.	86,676	394,376
Verizon Communications, Inc.	301,896	15,085,743

		32,975,417

Television — 0.1%
CBS Corp., Class B	32,178	1,528,455
TEGNA, Inc.	16,448	394,916

		1,923,371

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,717	784,956

Tobacco — 1.7%
Altria Group, Inc.	145,475	8,889,977
Philip Morris International, Inc.	114,952	10,346,830
Reynolds American, Inc.	61,499	3,071,875

		22,308,682

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,308	696,001
Stanley Black & Decker, Inc.	11,109	1,048,023

		1,744,024

Toys — 0.1%
Hasbro, Inc.	8,321	618,084
Mattel, Inc.	25,179	694,688

		1,312,772

210

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Transport-Rail — 0.6%
CSX Corp.	72,338	$1,665,221
Kansas City Southern	8,097	573,915
Norfolk Southern Corp.	22,153	1,561,787
Union Pacific Corp.	63,373	4,562,856

		8,363,779

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	10,656	690,189
Expeditors International of Washington, Inc.	13,831	624,055
FedEx Corp.	19,484	2,589,034
Ryder System, Inc.	3,963	210,713
United Parcel Service, Inc., Class B	51,651	4,813,873

		8,927,864

Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	6,717	488,326

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	14,626	1,060,239

Web Portals/ISP — 2.6%
Alphabet, Inc., Class A†	21,616	16,457,341
Alphabet, Inc., Class C†	22,046	16,379,076
Yahoo!, Inc.†	64,462	1,902,274

		34,738,691

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	11,920	795,898

Total Common Stocks (cost $1,173,793,057)		1,263,769,550

Security Description	Shares Principal Amount	Value (Note 3)

EXCHANGE-TRADED FUNDS — 2.5%
SPDR S&P 500 ETF Trust, Series 1 (cost $34,539,573)	166,880	$32,353,026

Total Long-Term Investment Securities (cost $1,208,332,630)		1,296,122,576

REPURCHASE AGREEMENTS — 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $23,463,000)	$23,463,000	23,463,000

TOTAL INVESTMENTS (cost $1,231,795,630)(3)	100.0%	1,319,585,576
Other assets less liabilities	0.0	508,632

NET ASSETS	100.0%	$1,320,094,208

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 9
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
263	Long	S&P 500 E-Mini Index	March 2016	$26,686,631	$25,380,815	$(1,305,816)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,263,769,550	$—	$—	$1,263,769,550
Exchanged-Traded Funds	32,353,026	—	—	32,353,026
Repurchase Agreements	—	23,463,000	—	23,463,000

Total Investments at Value	$1,296,122,576	$23,463,000	$—	$1,319,585,576

Other Financial Instruments:+
Open Futures Contracts	$1,305,816	$—	$—	$1,305,816

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

211

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	9.4%
Banks-Super Regional	8.2
Oil Companies-Integrated	4.3
Electric-Integrated	4.2
Insurance-Multi-line	3.8
Investment Management/Advisor Services	3.6
Tobacco	3.4
Real Estate Investment Trusts	3.0
Diversified Manufacturing Operations	2.9
Oil Companies-Exploration & Production	2.8
Beverages-Non-alcoholic	2.6
Insurance-Property/Casualty	2.4
Computers	2.1
Finance-Other Services	2.0
Banks-Commercial	2.0
Telephone-Integrated	1.7
Applications Software	1.6
Retail-Building Products	1.6
Multimedia	1.5
Time Deposits	1.5
Chemicals-Diversified	1.5
Medical Products	1.4
Industrial Gases	1.4
Instruments-Controls	1.4
Food-Misc./Diversified	1.3
Semiconductor Components-Integrated Circuits	1.3
Electronic Components-Semiconductors	1.3
Transport-Rail	1.2
Aerospace/Defense-Equipment	1.2
Commercial Services-Finance	1.1
Cosmetics & Toiletries	1.1
Consumer Products-Misc.	1.1
Retail-Apparel/Shoe	1.0
Apparel Manufacturers	1.0
Gas-Distribution	1.0
Data Processing/Management	0.9
Cable/Satellite TV	0.9
Retail-Restaurants	0.9
Auto-Heavy Duty Trucks	0.9
Semiconductor Equipment	0.9
Distribution/Wholesale	0.8
Banks-Fiduciary	0.8
Retail-Discount	0.8
Insurance-Life/Health	0.8
Non-Hazardous Waste Disposal	0.8
Retail-Jewelry	0.7
Oil-Field Services	0.7
Diagnostic Equipment	0.7
Hotels/Motels	0.6
Computer Services	0.6
Transport-Services	0.6
Oil Refining & Marketing	0.6
Aerospace/Defense	0.5
Food-Confectionery	0.5
Insurance Brokers	0.5
Tools-Hand Held	0.5
Retail-Consumer Electronics	0.4
Finance-Credit Card	0.4
Coatings/Paint	0.4
Theaters	0.3
Pipelines	0.3

Insurance-Reinsurance	0.2
Containers-Paper/Plastic	0.2
Chemicals-Specialty	0.2

100.3%

*	Calculated as a percentage of net assets

212

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.8%
Aerospace/Defense — 0.5%
General Dynamics Corp.	36,347	$4,862,138

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	134,723	11,813,860

Apparel Manufacturers — 1.0%
VF Corp.	159,717	9,998,284

Applications Software — 1.6%
Microsoft Corp.	284,045	15,648,039

Auto-Heavy Duty Trucks — 0.9%
PACCAR, Inc.	169,591	8,321,830

Banks-Commercial — 2.0%
BB&T Corp.	317,649	10,374,416
Cullen/Frost Bankers, Inc.	82,444	3,945,770
M&T Bank Corp.	48,311	5,322,906

		19,643,092

Banks-Fiduciary — 0.8%
Northern Trust Corp.	131,481	8,162,340

Banks-Super Regional — 8.2%
Capital One Financial Corp.	101,793	6,679,657
PNC Financial Services Group, Inc.	237,517	20,580,848
US Bancorp	262,699	10,523,722
Wells Fargo & Co.	837,910	42,088,219

		79,872,446

Beverages-Non-alcoholic — 2.6%
Coca-Cola Co.	136,272	5,848,794
Coca-Cola Enterprises, Inc.	142,016	6,592,383
Dr Pepper Snapple Group, Inc.	110,047	10,326,810
PepsiCo, Inc.	29,600	2,939,280

		25,707,267

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	157,352	8,766,080

Chemicals-Diversified — 1.5%
E.I. du Pont de Nemours & Co.	122,132	6,443,684
PPG Industries, Inc.	80,941	7,699,108

		14,142,792

Chemicals-Specialty — 0.2%
International Flavors & Fragrances, Inc.	13,400	1,567,264

Coatings/Paint — 0.4%
RPM International, Inc.	88,610	3,477,943

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	70,610	5,866,985
McGraw Hill Financial, Inc.	57,106	4,855,152

		10,722,137

Computer Services — 0.6%
Accenture PLC, Class A	56,923	6,007,653

Computers — 2.1%
Apple, Inc.	211,784	20,615,055

Consumer Products-Misc. — 1.1%
Kimberly-Clark Corp.	81,371	10,449,664

Containers-Paper/Plastic — 0.2%
WestRock Co.	50,762	1,790,883

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	130,389	10,651,477

Security Description	Shares	Value (Note 3)

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	151,931	$9,074,839

Diagnostic Equipment — 0.7%
Abbott Laboratories	181,596	6,873,409

Distribution/Wholesale — 0.8%
Genuine Parts Co.	95,310	8,212,863

Diversified Manufacturing Operations — 2.9%
3M Co.	78,618	11,871,318
Illinois Tool Works, Inc.	177,885	16,022,102

		27,893,420

Electric-Integrated — 4.2%
CMS Energy Corp.	282,878	10,998,297
DTE Energy Co.	25,597	2,176,001
Edison International	171,525	10,600,245
NextEra Energy, Inc.	67,583	7,549,697
Xcel Energy, Inc.	245,987	9,401,623

		40,725,863

Electronic Components-Semiconductors — 1.3%
Texas Instruments, Inc.	233,482	12,358,202

Finance-Credit Card — 0.4%
Discover Financial Services	83,218	3,810,552

Finance-Other Services — 2.0%
CME Group, Inc.	220,304	19,794,314

Food-Confectionery — 0.5%
Hershey Co.	53,603	4,722,960

Food-Misc./Diversified — 1.3%
Kraft Heinz Co.	30,910	2,412,834
Mondelez International, Inc., Class A	248,727	10,720,134

		13,132,968

Gas-Distribution — 1.0%
NiSource, Inc.	275,058	5,778,969
Sempra Energy	42,331	4,010,862

		9,789,831

Hotels/Motels — 0.6%
Wyndham Worldwide Corp.	95,813	6,218,264

Industrial Gases — 1.4%
Airgas, Inc.	44,976	6,296,640
Praxair, Inc.	72,707	7,270,700

		13,567,340

Instruments-Controls — 1.4%
Honeywell International, Inc.	127,861	13,195,255

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	124,005	4,667,548

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	107,830	7,556,726

Insurance-Multi-line — 3.8%
Chubb, Ltd.	70,397	7,959,789
Cincinnati Financial Corp.	68,076	3,923,220
Hartford Financial Services Group, Inc.	352,721	14,172,330
MetLife, Inc.	248,076	11,076,593

		37,131,932

Insurance-Property/Casualty — 2.4%
Progressive Corp.	118,589	3,705,906

213

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Travelers Cos., Inc.	184,272	$19,724,475

		23,430,381

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	54,003	2,389,093

Investment Management/Advisor Services — 3.6%
Ameriprise Financial, Inc.	46,113	4,180,144
BlackRock, Inc.	61,931	19,462,436
T. Rowe Price Group, Inc.	164,417	11,665,386

		35,307,966

Medical Products — 1.4%
Becton Dickinson and Co.	94,694	13,765,667

Medical-Drugs — 9.4%
AbbVie, Inc.	109,103	5,989,755
Bristol-Myers Squibb Co.	189,402	11,773,228
Eli Lilly & Co.	148,884	11,776,725
Johnson & Johnson	230,053	24,026,735
Merck & Co., Inc.	361,778	18,331,291
Pfizer, Inc.	630,559	19,225,744

		91,123,478

Multimedia — 1.5%
Time Warner, Inc.	210,778	14,847,202

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	169,748	7,417,988

Oil Companies-Exploration & Production — 2.8%
ConocoPhillips	185,551	7,251,333
Occidental Petroleum Corp.	297,877	20,502,874

		27,754,207

Oil Companies-Integrated — 4.3%
Chevron Corp.	177,393	15,339,172
Exxon Mobil Corp.	342,815	26,688,148

		42,027,320

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	132,013	5,516,823

Oil-Field Services — 0.7%
Schlumberger, Ltd.	95,902	6,930,838

Pipelines — 0.3%
Columbia Pipeline Group, Inc.	150,575	2,793,166

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc.	38,587	3,055,319
AvalonBay Communities, Inc.	39,410	6,758,421
Boston Properties, Inc.	16,500	1,917,465
HCP, Inc.	153,700	5,523,978
Simon Property Group, Inc.	62,244	11,594,812

		28,849,995

Retail-Apparel/Shoe — 1.0%
L Brands, Inc.	106,364	10,226,899

Retail-Building Products — 1.6%
Home Depot, Inc.	120,323	15,131,821

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	148,909	4,159,028

Retail-Discount — 0.8%
Target Corp.	106,093	7,683,255

Security Description	Shares/ Principal Amount	Value (Note 3)

Retail-Jewelry — 0.7%
Tiffany & Co.	109,122	$6,966,348

Retail-Restaurants — 0.9%
Brinker International, Inc.	138,598	6,893,864
Dunkin’ Brands Group, Inc.	46,913	1,846,496

		8,740,360

Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	141,492	7,620,759
QUALCOMM, Inc.	113,760	5,157,879

		12,778,638

Semiconductor Equipment — 0.9%
KLA-Tencor Corp.	124,224	8,321,766

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	327,808	16,380,566

Theaters — 0.3%
Cinemark Holdings, Inc.	112,357	3,313,408

Tobacco — 3.4%
Altria Group, Inc.	365,299	22,323,422
Philip Morris International, Inc.	115,062	10,356,731

		32,680,153

Tools-Hand Held — 0.5%
Snap-on, Inc.	18,101	2,924,398
Stanley Black & Decker, Inc.	17,400	1,641,516

		4,565,914

Transport-Rail — 1.2%
Norfolk Southern Corp.	77,844	5,488,002
Union Pacific Corp.	90,317	6,502,824

		11,990,826

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	63,698	5,936,654

Total Long-Term Investment Securities (cost $906,099,567)		961,976,290

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $14,272,000)	$14,272,000	14,272,000

TOTAL INVESTMENTS (cost $920,371,567)(1)	100.3%	976,248,290
Liabilities in excess of other assets	(0.3)	(2,945,346)

NET ASSETS	100.0%	$973,302,944

(1)	See Note 4 for cost of investments on a tax basis.

214

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$961,976,290	$—	$—	$961,976,290
Short-Term Investment Securities	—	14,272,000	—	14,272,000

	$961,976,290	$14,272,000	$—	$976,248,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

215

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	5.9%
Food-Misc./Diversified	5.8
Web Portals/ISP	5.1
Computers	4.7
Diversified Manufacturing Operations	4.0
Oil Companies-Integrated	3.6
Commercial Services-Finance	3.4
Finance-Other Services	3.1
Tobacco	3.1
Repurchase Agreements	2.5
Beverages-Non-alcoholic	2.5
Diversified Banking Institutions	2.4
Electric-Integrated	2.4
Cable/Satellite TV	2.4
Insurance-Reinsurance	2.4
Medical-Biomedical/Gene	2.0
Medical-HMO	2.0
Telephone-Integrated	2.0
Computer Services	2.0
Pharmacy Services	2.0
Retail-Building Products	1.9
Transport-Rail	1.7
Retail-Restaurants	1.7
Internet Content-Entertainment	1.7
Banks-Fiduciary	1.6
Advertising Services	1.4
Real Estate Investment Trusts	1.4
Insurance Brokers	1.4
E-Commerce/Products	1.4
Medical Instruments	1.3
Medical-Generic Drugs	1.3
Non-Hazardous Waste Disposal	1.2
Electronic Security Devices	1.2
Retail-Auto Parts	1.1
Aerospace/Defense	1.1
Machinery-Farming	1.1
Finance-Credit Card	1.1
Oil Companies-Exploration & Production	1.0
Office Automation & Equipment	1.0
Pipelines	1.0
Building Products-Cement	0.9
Banks-Commercial	0.9
Medical-Wholesale Drug Distribution	0.9
Aerospace/Defense-Equipment	0.8
Auto/Truck Parts & Equipment-Original	0.8
Soap & Cleaning Preparation	0.7
Computers-Memory Devices	0.7
Chemicals-Diversified	0.7
Insurance-Property/Casualty	0.6
Gas-Distribution	0.6
Oil Refining & Marketing	0.6
Semiconductor Equipment	0.5
Banks-Super Regional	0.5
Electric-Transmission	0.3
Retail-Automobile	0.3
Insurance-Multi-line	0.2

99.9%

*	Calculated as a percentage of net assets

216

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.4%
Advertising Services — 1.4%
Nielsen Holdings PLC	90,701	$4,368,160

Aerospace/Defense — 1.1%
Lockheed Martin Corp.	15,968	3,369,248

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	29,711	2,605,358

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	23,160	1,504,011
Lear Corp.	9,540	990,538

		2,494,549

Banks-Commercial — 0.9%
M&T Bank Corp.	24,287	2,675,942

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	138,418	5,013,500

Banks-Super Regional — 0.5%
SunTrust Banks, Inc.	44,470	1,626,713

Beverages-Non-alcoholic — 2.5%
PepsiCo, Inc.	78,819	7,826,727

Building Products-Cement — 0.9%
Vulcan Materials Co.	31,705	2,796,381

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	135,491	7,548,204

Chemicals-Diversified — 0.7%
PPG Industries, Inc.	21,905	2,083,604

Commercial Services-Finance — 3.4%
McGraw Hill Financial, Inc.	54,250	4,612,335
PayPal Holdings, Inc.†	164,399	5,941,380

		10,553,715

Computer Services — 2.0%
Amdocs, Ltd.	111,385	6,097,215

Computers — 4.7%
Apple, Inc.	150,576	14,657,068

Computers-Memory Devices — 0.7%
Western Digital Corp.	43,618	2,092,792

Diversified Banking Institutions — 2.4%
Citigroup, Inc.	178,160	7,586,053

Diversified Manufacturing Operations — 4.0%
General Electric Co.	425,171	12,372,476

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	7,147	4,195,289

Electric-Integrated — 2.4%
PG&E Corp.	137,665	7,559,185

Electric-Transmission — 0.3%
ITC Holdings Corp.	23,082	920,972

Electronic Security Devices — 1.2%
Tyco International PLC	111,076	3,819,904

Finance-Credit Card — 1.1%
Discover Financial Services	71,769	3,286,302

Finance-Other Services — 3.1%
CME Group, Inc.	107,599	9,667,770

Food-Misc./Diversified — 5.8%
Kraft Heinz Co.	88,692	6,923,298

Security Description	Shares	Value (Note 3)
Food-Misc./Diversified (continued)
Mondelez International, Inc., Class A	259,213	$11,172,080

		18,095,378

Gas-Distribution — 0.6%
AmeriGas Partners LP	45,692	1,755,943

Insurance Brokers — 1.4%
Marsh & McLennan Cos., Inc.	79,614	4,245,815

Insurance-Multi-line — 0.2%
Genworth Financial, Inc., Class A†	234,763	652,641

Insurance-Property/Casualty — 0.6%
Progressive Corp.	61,600	1,925,000

Insurance-Reinsurance — 2.4%
Berkshire Hathaway, Inc., Class B†	57,065	7,405,325

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	45,578	5,114,307

Machinery-Farming — 1.1%
Deere & Co.	43,530	3,352,245

Medical Instruments — 1.3%
Boston Scientific Corp.†	232,986	4,084,245

Medical-Biomedical/Gene — 2.0%
Gilead Sciences, Inc.	76,495	6,349,085

Medical-Drugs — 5.9%
Bristol-Myers Squibb Co.	91,168	5,667,003
Johnson & Johnson	77,006	8,042,506
Merck & Co., Inc.	92,585	4,691,282

		18,400,791

Medical-Generic Drugs — 1.3%
Mylan NV†	76,713	4,042,008

Medical-HMO — 2.0%
UnitedHealth Group, Inc.	54,501	6,276,335

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	16,490	2,654,560

Non-Hazardous Waste Disposal — 1.2%
Republic Services, Inc.	27,180	1,187,766
Waste Connections, Inc.	44,394	2,662,308

		3,850,074

Office Automation & Equipment — 1.0%
Xerox Corp.	327,424	3,192,384

Oil Companies-Exploration & Production — 1.0%
Noble Energy, Inc.	98,751	3,196,570

Oil Companies-Integrated — 3.6%
Chevron Corp.	80,797	6,986,516
Suncor Energy, Inc.	177,392	4,177,582

		11,164,098

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	48,568	1,698,423

Pharmacy Services — 2.0%
Express Scripts Holding Co.†	84,824	6,096,301

Pipelines — 1.0%
Magellan Midstream Partners LP	47,276	3,036,537

Real Estate Investment Trusts — 1.4%
Simon Property Group, Inc.	23,168	4,315,735

217

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	4,545	$3,487,787

Retail-Automobile — 0.3%
CarMax, Inc.†	20,180	891,552

Retail-Building Products — 1.9%
Home Depot, Inc.	46,117	5,799,674

Retail-Restaurants — 1.7%
McDonald’s Corp.	41,800	5,174,004

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	95,376	1,683,386

Soap & Cleaning Preparation — 0.7%
Henkel AG & Co. KGaA(1)	24,417	2,247,011

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	124,185	6,205,524

Tobacco — 3.1%
Philip Morris International, Inc.	106,300	9,568,063

Transport-Rail — 1.7%
Canadian National Railway Co.	58,900	3,150,561
Canadian Pacific Railway, Ltd.	17,320	2,073,724

		5,224,285

Security Description	Shares/ Principal Amount	Value (Note 3)
Web Portals/ISP — 5.1%
Alphabet, Inc., Class C†	21,317	15,837,465

Total Long-Term Investment Securities (cost $303,792,551)		302,239,678

REPURCHASE AGREEMENTS — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $7,833,007 and collateralized by $7,640,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having approximate value of $7,993,663. (cost $7,833,000)	$7,833,000	7,833,000

TOTAL INVESTMENTS (cost $311,625,551)(2)	99.9%	310,072,678
Other assets less liabilities	0.1	215,004

NET ASSETS	100.0%	$310,287,682

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $2,247,011 representing 0.70% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$299,992,667	$2,247,011	**	$—	$302,239,678
Repurchase Agreements	—	7,833,000		—	7,833,000

Total Investments at Value*	$299,992,667	$10,080,011		$—	$310,072,678

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

218

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.0%
Medical-Drugs	8.6
Banks-Super Regional	6.6
Oil Companies-Integrated	6.6
Computers	5.1
Medical-Biomedical/Gene	3.3
Electric-Integrated	3.2
Aerospace/Defense	3.0
Telephone-Integrated	2.7
Electronic Components-Semiconductors	2.6
Medical-HMO	2.6
Enterprise Software/Service	2.2
Retail-Discount	2.2
Exchange-Traded Funds	2.0
Insurance-Multi-line	2.0
Insurance-Property/Casualty	1.9
Chemicals-Diversified	1.8
Multimedia	1.8
Computer Services	1.7
Oil Refining & Marketing	1.7
Networking Products	1.6
Insurance-Life/Health	1.5
Diversified Manufacturing Operations	1.5
Investment Management/Advisor Services	1.4
Airlines	1.3
Banks-Fiduciary	1.2
Finance-Credit Card	1.1
Instruments-Controls	1.1
Aerospace/Defense-Equipment	1.0
Tobacco	0.8
Food-Misc./Diversified	0.8
Auto/Truck Parts & Equipment-Original	0.7
Oil Companies-Exploration & Production	0.7
Auto-Cars/Light Trucks	0.6
Transport-Rail	0.6
Computers-Memory Devices	0.6
Medical-Hospitals	0.5
Machinery-Construction & Mining	0.5
Electronic Components-Misc.	0.5
Agricultural Operations	0.5
Banks-Commercial	0.4
Electric Products-Misc.	0.4
Television	0.4
Machinery-Farming	0.4
Semiconductor Equipment	0.4
Cruise Lines	0.4
Registered Investment Companies	0.4
Finance-Consumer Loans	0.3
Insurance-Reinsurance	0.3
Advertising Agencies	0.2
Containers-Paper/Plastic	0.2
Building-Residential/Commercial	0.2
Steel-Producers	0.2
Distribution/Wholesale	0.2
Auto-Heavy Duty Trucks	0.2
Medical Instruments	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Apparel/Shoe	0.2
Tools-Hand Held	0.2
Electronic Parts Distribution	0.2
Oil-Field Services	0.2

Gas-Distribution	0.2
Office Automation & Equipment	0.2
Medical Products	0.2
Industrial Automated/Robotic	0.2
Paper & Related Products	0.2
Electronics-Military	0.2
Engineering/R&D Services	0.1
Coatings/Paint	0.1
Human Resources	0.1
Finance-Other Services	0.1
Broadcast Services/Program	0.1
Medical Labs & Testing Services	0.1
Water	0.1
Retail-Consumer Electronics	0.1
Hotels/Motels	0.1
Commercial Services-Finance	0.1
Telecommunication Equipment	0.1
Appliances	0.1
Savings & Loans/Thrifts	0.1
Finance-Auto Loans	0.1
Rubber-Tires	0.1
Motorcycle/Motor Scooter	0.1
Transport-Equipment & Leasing	0.1
Apparel Manufacturers	0.1
Containers-Metal/Glass	0.1
Chemicals-Specialty	0.1
Real Estate Management/Services	0.1
Internet Security	0.1
Shipbuilding	0.1
Diversified Operations	0.1
Poultry	0.1
Finance-Investment Banker/Broker	0.1
Oil & Gas Drilling	0.1
Building & Construction Products-Misc.	0.1
Office Supplies & Forms	0.1
Power Converter/Supply Equipment	0.1
Security Services	0.1
Cosmetics & Toiletries	0.1
Data Processing/Management	0.1
Retail-Automobile	0.1
Publishing-Newspapers	0.1
Building-Heavy Construction	0.1
Vitamins & Nutrition Products	0.1

99.8%

*	Calculated as a percentage of net assets

219

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	39,900	$2,926,665

Aerospace/Defense — 3.0%
Boeing Co.	110,300	13,250,339
General Dynamics Corp.	65,000	8,695,050
Lockheed Martin Corp.	55,100	11,626,100
Rockwell Collins, Inc.	21,600	1,747,008
Spirit AeroSystems Holdings, Inc., Class A†	23,100	979,440

		36,297,937

Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	145,900	12,793,971

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	115,700	4,089,995
Bunge, Ltd.	23,400	1,451,034

		5,541,029

Airlines — 1.3%
Alaska Air Group, Inc.	23,500	1,654,400
American Airlines Group, Inc.	102,700	4,004,273
Delta Air Lines, Inc.	129,400	5,731,126
Southwest Airlines Co.	107,100	4,029,102

		15,418,901

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	9,700	1,091,250

Appliances — 0.1%
Whirlpool Corp.	10,100	1,357,339

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	258,600	7,664,904

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	54,600	2,679,222

Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	46,100	2,993,734
Johnson Controls, Inc.	117,500	4,214,725
Lear Corp.	14,500	1,505,535

		8,713,994

Banks-Commercial — 0.4%
BOK Financial Corp.	11,200	560,112
Commerce Bancshares, Inc.	18,290	752,268
Cullen/Frost Bankers, Inc.	10,200	488,172
East West Bancorp, Inc.	23,700	768,354
Regions Financial Corp.	239,400	1,943,928
Synovus Financial Corp.	21,500	656,395

		5,169,229

Banks-Fiduciary — 1.2%
Bank of New York Mellon Corp.	198,400	7,186,048
Citizens Financial Group, Inc.	86,800	1,844,500
Northern Trust Corp.	35,400	2,197,632
State Street Corp.	66,400	3,700,472

		14,928,652

Banks-Super Regional — 6.6%
Capital One Financial Corp.	87,600	5,748,312
Comerica, Inc.	29,400	1,008,420
Fifth Third Bancorp	145,500	2,298,900
Huntington Bancshares, Inc.	141,400	1,213,212
KeyCorp	154,500	1,724,220

Security Description	Shares	Value (Note 3)

Banks-Super Regional (continued)
PNC Financial Services Group, Inc.	90,200	$7,815,830
SunTrust Banks, Inc.	90,200	3,299,516
US Bancorp	287,900	11,533,274
Wells Fargo & Co.	917,800	46,101,094

		80,742,778

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	24,600	678,714
Scripps Networks Interactive, Inc., Class A	14,600	890,162

		1,568,876

Building & Construction Products-Misc. — 0.1%
Owens Corning	19,200	886,848

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	17,200	667,704

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	23,600	994,740
PulteGroup, Inc.	57,500	963,700
Toll Brothers, Inc.†	28,700	792,694

		2,751,134

Chemicals-Diversified — 1.8%
Celanese Corp., Series A	26,000	1,655,420
Dow Chemical Co.	188,800	7,929,600
Eastman Chemical Co.	24,500	1,499,645
LyondellBasell Industries NV, Class A	97,100	7,570,887
PPG Industries, Inc.	41,500	3,947,480

		22,603,032

Chemicals-Specialty — 0.1%
Ashland, Inc.	10,700	1,013,932

Coatings/Paint — 0.1%
RPM International, Inc.	20,500	804,625
Valspar Corp.	13,000	1,018,290

		1,822,915

Commercial Services-Finance — 0.1%
Western Union Co.	83,200	1,484,288

Computer Services — 1.7%
Computer Sciences Corp.	24,100	772,887
International Business Machines Corp.	159,700	19,928,963
Syntel, Inc.†	7,510	355,523

		21,057,373

Computers — 5.1%
Apple, Inc.	642,600	62,550,684

Computers-Memory Devices — 0.6%
Brocade Communications Systems, Inc.	65,500	522,690
EMC Corp.	269,800	6,682,946

		7,205,636

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	23,400	1,073,592

Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	17,300	828,151
Graphic Packaging Holding Co.	53,900	612,304

220

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Containers-Paper/Plastic (continued)
Packaging Corp. of America	15,400	$782,782
Sonoco Products Co.	17,000	671,670

		2,894,907

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.	10,700	791,907

Cruise Lines — 0.4%
Carnival Corp.	97,100	4,673,423

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	8,000	787,360

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., Class A	24,600	693,720
WW Grainger, Inc.	10,300	2,025,907

		2,719,627

Diversified Banking Institutions — 9.0%
Bank of America Corp.	1,849,500	26,151,930
Citigroup, Inc.	490,200	20,872,716
Goldman Sachs Group, Inc.	78,000	12,601,680
JPMorgan Chase & Co.	705,400	41,971,300
Morgan Stanley	338,100	8,750,028

		110,347,654

Diversified Manufacturing Operations — 1.5%
Dover Corp.	25,500	1,490,475
Eaton Corp. PLC	71,400	3,606,414
Illinois Tool Works, Inc.	59,300	5,341,151
Ingersoll-Rand PLC	43,000	2,213,210
Parker-Hannifin Corp.	24,000	2,331,840
Pentair PLC	29,400	1,385,328
Textron, Inc.	45,100	1,543,322

		17,911,740

Diversified Operations — 0.1%
Leucadia National Corp.	57,900	958,824

Electric Products-Misc. — 0.4%
Emerson Electric Co.	110,100	5,062,398

Electric-Integrated — 3.2%
AES Corp.	130,400	1,238,800
Ameren Corp.	40,100	1,801,292
American Electric Power Co., Inc.	80,800	4,926,376
Consolidated Edison, Inc.	48,300	3,351,537
DTE Energy Co.	19,300	1,640,693
Duke Energy Corp.	113,200	8,523,960
Edison International	53,600	3,312,480
Entergy Corp.	29,400	2,075,052
Eversource Energy	52,200	2,808,360
Great Plains Energy, Inc.	25,400	708,152
OGE Energy Corp.	32,900	862,967
Pinnacle West Capital Corp.	18,100	1,200,211
Public Service Enterprise Group, Inc.	83,300	3,440,290
Xcel Energy, Inc.	82,800	3,164,616

		39,054,786

Electronic Components-Misc. — 0.5%
Corning, Inc.	246,300	4,583,643
Gentex Corp.	48,000	657,120
Jabil Circuit, Inc.	31,300	623,183

		5,863,946

Security Description	Shares	Value (Note 3)

Electronic Components-Semiconductors — 2.6%
Intel Corp.	776,500	$24,087,030
Texas Instruments, Inc.	145,000	7,674,850

		31,761,880

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	17,400	897,840
Avnet, Inc.	34,500	1,377,240

		2,275,080

Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	15,900	1,857,756

Engineering/R&D Services — 0.1%
Fluor Corp.	23,300	1,045,937
Jacobs Engineering Group, Inc.†	20,300	796,369

		1,842,306

Enterprise Software/Service — 2.2%
CA, Inc.	72,200	2,074,306
Oracle Corp.	695,200	25,242,712

		27,317,018

Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	78,600	1,245,810

Finance-Consumer Loans — 0.3%
Synchrony Financial†	137,201	3,899,253

Finance-Credit Card — 1.1%
American Express Co.	184,200	9,854,700
Discover Financial Services	83,200	3,809,728

		13,664,428

Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	39,200	923,552

Finance-Other Services — 0.1%
Nasdaq, Inc.	26,700	1,655,400

Food-Misc./Diversified — 0.8%
General Mills, Inc.	109,300	6,176,543
Ingredion, Inc.	11,300	1,138,136
Kellogg Co.	28,560	2,097,446

		9,412,125

Gas-Distribution — 0.2%
CenterPoint Energy, Inc.	70,800	1,265,196
UGI Corp.	28,400	965,600

		2,230,796

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	6,600	255,288
Wyndham Worldwide Corp.	19,100	1,239,590

		1,494,878

Human Resources — 0.1%
ManpowerGroup, Inc.	12,100	923,835
Robert Half International, Inc.	20,500	897,285

		1,821,120

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	21,700	2,073,869

Instruments-Controls — 1.1%
Honeywell International, Inc.	126,800	13,085,760

Insurance-Life/Health — 1.5%
Aflac, Inc.	70,200	4,068,792
Lincoln National Corp.	46,700	1,842,782

221

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Principal Financial Group, Inc.	50,900	$1,934,200
Prudential Financial, Inc.	80,500	5,641,440
Torchmark Corp.	60,300	3,276,702
Unum Group	45,400	1,300,256

		18,064,172

Insurance-Multi-line — 2.0%
Allstate Corp.	79,700	4,829,820
American Financial Group, Inc.	34,900	2,477,202
Assurant, Inc.	13,300	1,081,423
Cincinnati Financial Corp.	26,900	1,550,247
Hartford Financial Services Group, Inc.	67,400	2,708,132
Loews Corp.	58,300	2,157,683
MetLife, Inc.	183,000	8,170,950
Voya Financial, Inc.	35,800	1,094,764

		24,070,221

Insurance-Property/Casualty — 1.9%
Alleghany Corp.†	3,300	1,577,136
Arch Capital Group, Ltd.†	20,200	1,364,510
Markel Corp.†	2,300	1,933,058
Progressive Corp.	96,100	3,003,125
Travelers Cos., Inc.	132,600	14,193,504
WR Berkley Corp.	20,300	1,018,045

		23,089,378

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	15,900	857,169
Everest Re Group, Ltd.	9,400	1,682,036
Reinsurance Group of America, Inc.	14,500	1,221,335

		3,760,540

Internet Security — 0.1%
Symantec Corp.	49,900	990,016

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	33,100	3,000,515
BlackRock, Inc.	27,500	8,642,150
Eaton Vance Corp.	18,400	527,344
Invesco, Ltd.	76,800	2,298,624
T. Rowe Price Group, Inc.	41,300	2,930,235

		17,398,868

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	11,200	596,288

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	95,800	5,962,592

Machinery-Farming — 0.4%
AGCO Corp.	13,900	677,903
Deere & Co.	53,500	4,120,035

		4,797,938

Medical Instruments — 0.2%
St. Jude Medical, Inc.	49,100	2,595,426

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	23,600	1,549,812

Medical Products — 0.2%
Baxter International, Inc.	59,100	2,163,060

Medical-Biomedical/Gene — 3.3%
Amgen, Inc.	128,900	19,686,897
Gilead Sciences, Inc.	237,100	19,679,300

Security Description	Shares	Value (Note 3)

Medical-Biomedical/Gene (continued)
United Therapeutics Corp.†	7,200	$886,896

		40,253,093

Medical-Drugs — 8.6%
Baxalta, Inc.	57,700	2,308,577
Johnson & Johnson	455,300	47,551,532
Merck & Co., Inc.	503,900	25,532,613
Pfizer, Inc.	974,300	29,706,407

		105,099,129

Medical-HMO — 2.6%
Aetna, Inc.	45,200	4,603,168
Anthem, Inc.	50,600	6,602,794
UnitedHealth Group, Inc.	175,300	20,187,548

		31,393,510

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	67,100	4,668,818
Universal Health Services, Inc., Class B	15,000	1,689,600

		6,358,418

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	28,800	1,152,000

Multimedia — 1.8%
Time Warner, Inc.	246,500	17,363,460
Twenty-First Century Fox, Inc., Class A	190,900	5,148,573

		22,512,033

Networking Products — 1.6%
Cisco Systems, Inc.	835,300	19,871,787

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	30,400	595,232
Xerox Corp.	166,600	1,624,350

		2,219,582

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,300	809,837

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	17,500	889,000

Oil Companies-Exploration & Production — 0.7%
Occidental Petroleum Corp.	125,700	8,651,931

Oil Companies-Integrated — 6.6%
Chevron Corp.	309,700	26,779,759
Exxon Mobil Corp.	685,100	53,335,035

		80,114,794

Oil Refining & Marketing — 1.7%
HollyFrontier Corp.	30,100	1,052,597
Marathon Petroleum Corp.	87,700	3,664,983
Phillips 66	104,600	8,383,690
Tesoro Corp.	19,800	1,727,550
Valero Energy Corp.	83,200	5,646,784
Western Refining, Inc.	13,300	437,570

		20,913,174

Oil-Field Services — 0.2%
Baker Hughes, Inc.	51,800	2,253,818

Paper & Related Products — 0.2%
International Paper Co.	56,300	1,926,023

222

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Poultry — 0.1%
Pilgrim’s Pride Corp.†.	42,000	$931,560

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	8,900	804,827

Publishing-Newspapers — 0.1%
News Corp., Class A	60,300	782,091

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	7,200	1,013,184

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	22,700	1,533,612
PVH Corp.	13,400	983,292

		2,516,904

Retail-Automobile — 0.1%
AutoNation, Inc.†	18,200	787,150

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	54,400	1,519,392

Retail-Discount — 2.2%
Target Corp.	101,400	7,343,388
Wal-Mart Stores, Inc.	289,220	19,192,639

		26,536,027

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	41,500	1,179,015

Savings & Loans/Thrifts — 0.1%
Investors Bancorp, Inc.	55,700	651,133
People’s United Financial, Inc.	43,500	625,095

		1,276,228

Security Services — 0.1%
ADT Corp.	26,900	795,702

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	48,100	2,590,666

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	176,000	3,106,400
Lam Research Corp.	22,100	1,586,559

		4,692,959

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,700	984,676

Steel-Producers — 0.2%
Nucor Corp.	52,600	2,055,082
Reliance Steel & Aluminum Co.	11,800	671,892

		2,726,974

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	59,600	1,406,560

Telephone-Integrated — 2.7%
Verizon Communications, Inc.	669,600	33,459,912

Television — 0.4%
AMC Networks, Inc., Class A†	8,500	618,715
CBS Corp., Class B	70,700	3,358,250
TEGNA, Inc.	38,900	933,989

		4,910,954

Tobacco — 0.8%
Philip Morris International, Inc.	109,490	9,855,195

Security Description	Shares	Value (Note 3)

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	25,900	$2,443,406

Transport-Equipment & Leasing — 0.1%
AMERCO	3,000	1,099,950

Transport-Rail — 0.6%
CSX Corp.	175,700	4,044,614
Norfolk Southern Corp.	48,700	3,433,350

		7,477,964

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	13,300	614,593

Water — 0.1%
American Water Works Co., Inc.	23,600	1,531,876

Total Common Stocks (cost $1,201,872,426)		1,189,033,693

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 1000 Value ETF (cost $24,338,107)	264,000	24,470,160

Total Long-Term Investment Securities (cost $1,226,210,533)		1,213,503,853

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional Liquid Reserves Fund 0.36%(1) (cost $4,350,829)	4,350,829	4,350,829

TOTAL INVESTMENTS (cost $1,230,561,362) (2)	99.8%	1,217,854,682
Other assets less liabilities	0.2	2,866,722

NET ASSETS	100.0%	$1,220,721,404

#	See Note 1
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2016.
(2)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange Traded Funds

223

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,213,503,853	$—	$—	$1,213,503,853
Short-Term Investment Securities	4,350,829	—	—	4,350,829

Total Investments at Value	$1,217,854,682	$—	$—	$1,217,854,682

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

224

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	9.9%
Transport-Rail	8.9
Distribution/Wholesale	6.8
Food-Misc./Diversified	6.8
Beverages-Non-alcoholic	6.7
Oil Companies-Integrated	6.6
Retail-Discount	3.7
Telephone-Integrated	3.7
Retail-Restaurants	3.5
Transport-Services	3.5
Cosmetics & Toiletries	3.5
Consumer Products-Misc.	3.4
Retail-Apparel/Shoe	3.4
Retail-Major Department Stores	3.3
Industrial Gases	3.3
Aerospace/Defense	3.3
Electric Products-Misc.	3.2
Diversified Manufacturing Operations	3.2
Machinery-Construction & Mining	3.1
Computer Services	3.1
Data Processing/Management	3.1
Networking Products	3.0
Repurchase Agreements	0.9

99.9%

*	Calculated as a percentage of net assets

225

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.0%
Aerospace/Defense — 3.3%
Lockheed Martin Corp.	48,916	$10,321,276

Beverages-Non-alcoholic — 6.7%
Coca-Cola Co.	247,260	10,612,399
PepsiCo, Inc.	106,309	10,556,484

		21,168,883

Computer Services — 3.1%
International Business Machines Corp.	77,186	9,632,041

Consumer Products-Misc. — 3.4%
Kimberly-Clark Corp.	83,442	10,715,622

Cosmetics & Toiletries — 3.5%
Procter & Gamble Co.	133,765	10,927,263

Data Processing/Management — 3.1%
Paychex, Inc.	200,837	9,612,059

Distribution/Wholesale — 6.8%
Fastenal Co.	260,223	10,554,645
Genuine Parts Co.	123,673	10,656,902

		21,211,547

Diversified Manufacturing Operations — 3.2%
Dover Corp.	173,254	10,126,696

Electric Products-Misc. — 3.2%
Emerson Electric Co.	222,085	10,211,468

Food-Misc./Diversified — 6.8%
General Mills, Inc.	184,222	10,410,385
Kellogg Co.	146,980	10,794,211

		21,204,596

Industrial Gases — 3.3%
Praxair, Inc.	103,733	10,373,300

Machinery-Construction & Mining — 3.1%
Caterpillar, Inc.	156,302	9,728,237

Medical-Drugs — 9.9%
Johnson & Johnson	103,409	10,800,036
Merck & Co., Inc.	201,102	10,189,838
Pfizer, Inc.	329,067	10,033,253

		31,023,127

Security Description	Shares/ Principal Amount	Value (Note 3)
Networking Products — 3.0%
Cisco Systems, Inc.	391,173	$9,306,006

Oil Companies-Integrated — 6.6%
Chevron Corp.	118,077	10,210,118
Exxon Mobil Corp.	136,269	10,608,542

		20,818,660

Retail-Apparel/Shoe — 3.4%
Gap, Inc.	430,052	10,630,885

Retail-Discount — 3.7%
Wal-Mart Stores, Inc.	173,282	11,498,994

Retail-Major Department Stores — 3.3%
Nordstrom, Inc.	213,256	10,470,870

Retail-Restaurants — 3.5%
McDonald’s Corp.	89,912	11,129,307

Telephone-Integrated — 3.7%
Verizon Communications, Inc.	229,820	11,484,105

Transport-Rail — 8.9%
CSX Corp.	409,340	9,423,007
Norfolk Southern Corp.	125,573	8,852,896
Union Pacific Corp.	135,834	9,780,048

		28,055,951

Transport-Services — 3.5%
C.H. Robinson Worldwide, Inc.	171,271	11,093,223

Total Long-Term Investment Securities (cost $311,847,913)		310,744,116

REPURCHASE AGREEMENTS — 0.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,801,000)	$2,801,000	2,801,000

TOTAL INVESTMENTS (cost $314,648,913)(2)	99.9%	313,545,116
Other assets less liabilities	0.1	438,293

NET ASSETS	100.0%	$313,983,409

(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$310,744,116	$—	$—	$310,744,116
Repurchase Agreements	—	2,801,000	—	2,801,000

Total Investments at Value	$310,744,116	$2,801,000	$—	$313,545,116

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

226

SunAmerica Series Trust SA AB Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	10.2%
Internet Content-Entertainment	6.5
Web Portals/ISP	6.3
Medical Instruments	5.2
Computers	4.7
Retail-Building Products	4.0
Finance-Credit Card	3.9
Medical-HMO	3.8
Retail-Drug Store	3.7
Cable/Satellite TV	3.2
Athletic Footwear	2.7
Multimedia	2.5
E-Commerce/Services	2.4
Retail-Discount	2.4
Networking Products	2.4
Cosmetics & Toiletries	2.2
Beverages-Non-alcoholic	2.1
Retail-Restaurants	2.1
Time Deposits	2.1
Applications Software	1.9
Diagnostic Equipment	1.9
Electronic Components-Semiconductors	1.9
Computer Services	1.8
Computer Aided Design	1.7
Electronic Connectors	1.7
Dental Supplies & Equipment	1.5
Television	1.4
Investment Management/Advisor Services	1.3
Auto/Truck Parts & Equipment-Original	1.1
Retail-Perfume & Cosmetics	1.0
Retail-Auto Parts	1.0
Machinery-General Industrial	1.0
Electronic Forms	0.9
Instruments-Controls	0.9
Lighting Products & Systems	0.9
Aerospace/Defense	0.8
Medical-Outpatient/Home Medical	0.8
Retail-Apparel/Shoe	0.8
Electric Products-Misc.	0.7
Human Resources	0.7
Airlines	0.5
Diversified Manufacturing Operations	0.4
Food-Dairy Products	0.4
Commercial Services-Finance	0.2

99.6%

#	See Note 1
*	Calculated as a percentage of net assets

227

SunAmerica Series Trust SA AB Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.8%
Rockwell Collins, Inc.	49,350	$3,991,428

Airlines — 0.5%
Alaska Air Group, Inc.	38,144	2,685,338

Applications Software — 1.9%
ServiceNow, Inc.†	94,985	5,909,017
Tableau Software, Inc., Class A†	42,420	3,403,781

		9,312,798

Athletic Footwear — 2.7%
NIKE, Inc., Class B	213,706	13,251,909

Auto/Truck Parts & Equipment-Original — 1.1%
Mobileye NV†	198,631	5,388,859

Beverages-Non-alcoholic — 2.1%
Monster Beverage Corp.†	76,361	10,311,026

Cable/Satellite TV — 3.2%
Comcast Corp., Class A	283,472	15,792,225

Commercial Services-Finance — 0.2%
Vantiv, Inc., Class A†	19,185	902,654

Computer Aided Design — 1.7%
ANSYS, Inc.†	51,078	4,504,569
Aspen Technology, Inc.†	125,332	4,065,770

		8,570,339

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A†	141,880	8,982,423

Computers — 4.7%
Apple, Inc.	239,029	23,267,083

Cosmetics & Toiletries — 2.2%
Estee Lauder Cos., Inc., Class A	127,818	10,896,484

Dental Supplies & Equipment — 1.5%
Align Technology, Inc.†	114,231	7,555,238

Diagnostic Equipment — 1.9%
Danaher Corp.	106,203	9,202,490

Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	29,260	2,043,811

E-Commerce/Services — 2.4%
Priceline Group, Inc.†	11,208	11,936,184

Electric Products-Misc. — 0.7%
AMETEK, Inc.	75,139	3,535,290

Electronic Components-Semiconductors — 1.9%
NVIDIA Corp.	313,046	9,169,117

Electronic Connectors — 1.7%
Amphenol Corp., Class A	168,224	8,338,864

Electronic Forms — 0.9%
Adobe Systems, Inc.†	49,670	4,427,087

Finance-Credit Card — 3.9%
Visa, Inc., Class A	255,076	19,000,611

Food-Dairy Products — 0.4%
WhiteWave Foods Co.†	52,610	1,986,027

Human Resources — 0.7%
Robert Half International, Inc.	79,990	3,501,162

Security Description	Shares	Value (Note 3)
Instruments-Controls — 0.9%
Mettler-Toledo International, Inc.†	14,107	$4,413,375

Internet Content-Entertainment — 6.5%
Facebook, Inc., Class A†	249,632	28,011,207
Twitter, Inc.†	243,210	4,085,928

		32,097,135

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	14,394	1,931,531
BlackRock, Inc.	14,080	4,424,781

		6,356,312

Lighting Products & Systems — 0.9%
Acuity Brands, Inc.	21,485	4,349,208

Machinery-General Industrial — 1.0%
Roper Technologies, Inc.	16,550	2,907,338
Wabtec Corp.	29,450	1,883,328

		4,790,666

Medical Instruments — 5.2%
Edwards Lifesciences Corp.†	53,500	4,184,235
Intuitive Surgical, Inc.†	40,095	21,685,381

		25,869,616

Medical-Biomedical/Gene — 10.2%
Alexion Pharmaceuticals, Inc.†	78,645	11,476,665
Biogen, Inc.†	79,309	21,656,116
Gilead Sciences, Inc.	125,908	10,450,364
Illumina, Inc.†	43,670	6,897,676

		50,480,821

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	161,260	18,570,702

Medical-Outpatient/Home Medical — 0.8%
Premier, Inc., Class A†	124,352	3,971,803

Multimedia — 2.5%
Walt Disney Co.	130,729	12,526,453

Networking Products — 2.4%
Arista Networks, Inc.†	75,703	4,544,451
Palo Alto Networks, Inc.†	47,300	7,070,877

		11,615,328

Retail-Apparel/Shoe — 0.8%
L Brands, Inc.	41,200	3,961,380

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	18,364	4,791,168

Retail-Building Products — 4.0%
Home Depot, Inc.	156,681	19,704,202

Retail-Discount — 2.4%
Costco Wholesale Corp.	49,397	7,464,875
Dollar Tree, Inc.†	51,320	4,173,342

		11,638,217

Retail-Drug Store — 3.7%
CVS Health Corp.	189,937	18,346,015

Retail-Perfume & Cosmetics — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	26,656	4,829,267

Retail-Restaurants — 2.1%
Starbucks Corp.	167,312	10,167,550

228

SunAmerica Series Trust SA AB Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Television — 1.4%
AMC Networks, Inc., Class A†	97,448	$7,093,240

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	7,295	5,554,048
Alphabet, Inc., Class C†	34,107	25,339,796

		30,893,844

Total Long-Term Investment Securities (cost $431,645,430)		480,514,749

Security Description	Shares/ Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Time Deposits — 2.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $10,157,000)	$10,157,000	$10,157,000

TOTAL INVESTMENTS (cost $441,802,430)(1)	99.6%	490,671,749
Other assets less liabilities	0.4	1,880,534

NET ASSETS	100.0%	$492,552,283

#	See Note 1
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$480,514,749	$—	$—	$480,514,749
Short-Term Investment Securities	—	$10,157,000	—	10,157,000

Total Investments at Value	$480,514,749	$10,157,000	$—	$490,671,749

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

229

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Computers	5.8%
Web Portals/ISP	5.8
Medical-Drugs	5.4
Medical-Biomedical/Gene	4.5
Applications Software	4.1
Internet Content-Entertainment	4.0
Food-Misc./Diversified	3.5
E-Commerce/Products	3.3
Finance-Credit Card	3.1
Beverages-Non-alcoholic	3.0
Enterprise Software/Service	2.7
Retail-Building Products	2.7
Medical-HMO	2.7
Retail-Restaurants	2.6
Instruments-Controls	2.5
Television	2.2
Investment Management/Advisor Services	2.1
Transport-Rail	2.0
Medical Instruments	2.0
Cable/Satellite TV	1.9
Retail-Major Department Stores	1.8
Aerospace/Defense	1.7
Diagnostic Equipment	1.7
Athletic Footwear	1.7
Cosmetics & Toiletries	1.6
Brewery	1.6
Finance-Other Services	1.6
Networking Products	1.5
Time Deposits	1.5
Apparel Manufacturers	1.4
Advertising Agencies	1.4
Electronic Components-Semiconductors	1.3
Retail-Perfume & Cosmetics	1.3
Pharmacy Services	1.3
Electronic Forms	1.3
Medical-Wholesale Drug Distribution	1.3
Computer Services	1.2
E-Commerce/Services	1.2
Finance-Consumer Loans	1.2
Aerospace/Defense-Equipment	1.1
Oil-Field Services	1.0
Chemicals-Diversified	0.9
Medical Information Systems	0.8
Auto/Truck Parts & Equipment-Original	0.8
Internet Application Software	0.7
Auto-Cars/Light Trucks	0.6
Insurance-Property/Casualty	0.6

100.0%

*	Calculated as a percentage of net assets

230

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.5%
Advertising Agencies — 1.4%
Interpublic Group of Cos., Inc.	83,592	$1,875,804

Aerospace/Defense — 1.7%
Raytheon Co.	18,177	2,331,018

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	17,584	1,541,941

Apparel Manufacturers — 1.4%
Hanesbrands, Inc.	63,456	1,939,850

Applications Software — 4.1%
Citrix Systems, Inc.†	24,536	1,728,807
Intuit, Inc.	16,922	1,616,220
Salesforce.com, Inc.†	32,554	2,215,625

		5,560,652

Athletic Footwear — 1.7%
NIKE, Inc., Class B	37,020	2,295,610

Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	4,473	855,238

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	16,898	1,097,356

Beverages-Non-alcoholic — 3.0%
PepsiCo, Inc.	41,279	4,099,005

Brewery — 1.6%
Molson Coors Brewing Co., Class B	23,977	2,169,439

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	47,289	2,634,470

Chemicals-Diversified — 0.9%
Dow Chemical Co.	29,256	1,228,752

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	26,760	1,694,176

Computers — 5.8%
Apple, Inc.	82,015	7,983,340

Cosmetics & Toiletries — 1.6%
Estee Lauder Cos., Inc., Class A	25,556	2,178,649

Diagnostic Equipment — 1.7%
Danaher Corp.	26,610	2,305,756

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	7,741	4,543,967

E-Commerce/Services — 1.2%
Priceline Group, Inc.†	1,576	1,678,393

Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	13,758	1,839,582

Electronic Forms — 1.3%
Adobe Systems, Inc.†	19,840	1,768,339

Enterprise Software/Service — 2.7%
Oracle Corp.	76,151	2,765,043
Workday, Inc., Class A†	15,292	963,549

		3,728,592

Finance-Consumer Loans — 1.2%
Synchrony Financial†	57,876	1,644,836

Finance-Credit Card — 3.1%
Visa, Inc., Class A	57,220	4,262,318

Security Description	Shares	Value (Note 3)
Finance-Other Services — 1.6%
Intercontinental Exchange, Inc.	8,216	$2,167,381

Food-Misc./Diversified — 3.5%
ConAgra Foods, Inc.	60,021	2,499,274
Mondelez International, Inc., Class A	54,907	2,366,492

		4,865,766

Instruments-Controls — 2.5%
Honeywell International, Inc.	32,770	3,381,864

Insurance-Property/Casualty — 0.6%
Progressive Corp.	26,289	821,531

Internet Application Software — 0.7%
Splunk, Inc.†	19,676	910,802

Internet Content-Entertainment — 4.0%
Facebook, Inc., Class A†	49,218	5,522,752

Investment Management/Advisor Services — 2.1%
BlackRock, Inc.	5,370	1,687,576
Federated Investors, Inc., Class B	48,314	1,221,861

		2,909,437

Medical Information Systems — 0.8%
Cerner Corp.†	19,054	1,105,322

Medical Instruments — 2.0%
Boston Scientific Corp.†	82,955	1,454,201
Medtronic PLC	17,639	1,339,153

		2,793,354

Medical-Biomedical/Gene — 4.5%
Alexion Pharmaceuticals, Inc.†	10,505	1,532,995
Biogen, Inc.†	7,709	2,105,019
Illumina, Inc.†	7,762	1,226,008
Vertex Pharmaceuticals, Inc.†	14,777	1,341,013

		6,205,035

Medical-Drugs — 5.4%
AbbVie, Inc.	51,825	2,845,193
Bristol-Myers Squibb Co.	44,284	2,752,693
Eli Lilly & Co.	22,918	1,812,814

		7,410,700

Medical-HMO — 2.7%
Centene Corp.†	17,236	1,069,666
UnitedHealth Group, Inc.	22,555	2,597,434

		3,667,100

Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	21,604	1,757,917

Networking Products — 1.5%
Cisco Systems, Inc.	88,670	2,109,459

Oil-Field Services — 1.0%
Schlumberger, Ltd.	19,773	1,428,995

Pharmacy Services — 1.3%
Express Scripts Holding Co.†	25,102	1,804,081

Retail-Building Products — 2.7%
Home Depot, Inc.	29,313	3,686,403

Retail-Major Department Stores — 1.8%
TJX Cos., Inc.	34,941	2,489,197

Retail-Perfume & Cosmetics — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	10,118	1,833,078

231

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal	Value (Note 3)
COMMON STOCKS (continued)
Retail-Restaurants — 2.6%
McDonald’s Corp.	28,888	$3,575,757

Television — 2.2%
AMC Networks, Inc., Class A†	17,695	1,288,019
CBS Corp., Class B	36,801	1,748,048

		3,036,067

Transport-Rail — 2.0%
Union Pacific Corp.	39,008	2,808,576

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	4,778	3,637,730
Alphabet, Inc., Class C†	5,844	4,341,800

		7,979,530

Total Long-Term Investment Securities (cost $126,802,185)		135,527,187

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 2/01/2016 (cost $2,051,000)	$2,051,000	$2,051,000

TOTAL INVESTMENTS (cost $128,853,185)(1)	100.0%	137,578,187
Liabilities in excess of other assets	0.0	(41,005)

NET ASSETS	100.0%	$137,537,182

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$135,527,187	$—	$—	$135,527,187
Short-Term Investment Securities	—	2,051,000	—	2,051,000

Total Investments at Value	$135,527,187	$2,051,000	$—	$137,578,187

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

232

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio#

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	7.8%
Diversified Banking Institutions	7.4
Finance-Credit Card	5.9
Diagnostic Equipment	5.8
Computer Services	4.5
Web Portals/ISP	4.5
Multimedia	4.0
Food-Misc./Diversified	3.4
Cosmetics & Toiletries	2.3
Electronic Components-Semiconductors	2.1
Retail-Apparel/Shoe	2.1
Banks-Super Regional	2.0
Real Estate Investment Trusts	2.0
Retail-Discount	1.9
Beverages-Wine/Spirits	1.9
Oil Companies-Exploration & Production	1.8
Instruments-Controls	1.7
Cable/Satellite TV	1.7
Medical Instruments	1.7
Home Decoration Products	1.7
Electric-Integrated	1.7
Data Processing/Management	1.6
Investment Management/Advisor Services	1.5
Transport-Rail	1.4
Finance-Other Services	1.4
Computers-Memory Devices	1.4
Retail-Auto Parts	1.4
Agricultural Chemicals	1.4
Aerospace/Defense-Equipment	1.3
Oil Field Machinery & Equipment	1.3
Commercial Paper	1.3
Medical Products	1.2
Oil-Field Services	1.2
Textile-Apparel	1.2
Containers-Metal/Glass	1.2
Coatings/Paint	1.1
Distribution/Wholesale	1.1
Insurance-Multi-line	1.1
Medical-Wholesale Drug Distribution	1.0
Computers	1.0
Apparel Manufacturers	0.9
Engineering/R&D Services	0.7
Electronic Forms	0.7
Consulting Services	0.7
Pipelines	0.7
Industrial Gases	0.7
Consumer Products-Misc.	0.6
Banks-Commercial	0.6
Vitamins & Nutrition Products	0.5
Banks-Fiduciary	0.5
Athletic Footwear	0.5
Private Equity	0.4
Metal Processors & Fabrication	0.3

99.8%

#	See Note 1
*	Calculated as a percentage of net assets

233

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio#

PORTFOLIO OF INVESTMENTS —January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.3%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	152,644	$13,385,352

Agricultural Chemicals — 1.4%
Monsanto Co.	153,632	13,919,059

Apparel Manufacturers — 0.9%
VF Corp.	145,018	9,078,127

Athletic Footwear — 0.5%
NIKE, Inc., Class B	75,994	4,712,388

Banks-Commercial — 0.6%
BB&T Corp.	174,989	5,715,141

Banks-Fiduciary — 0.5%
State Street Corp.	87,319	4,866,288

Banks-Super Regional — 2.0%
Wells Fargo & Co.	407,774	20,482,488

Beverages-Wine/Spirits — 1.9%
Diageo PLC(1)	275,628	7,420,165
Pernod Ricard SA(1)	102,161	11,988,575

		19,408,740

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	318,139	17,723,524

Coatings/Paint — 1.1%
Sherwin-Williams Co.	45,368	11,599,237

Computer Services — 4.5%
Accenture PLC, Class A	193,461	20,417,874
Cognizant Technology Solutions Corp., Class A†	339,709	21,506,977
Hewlett Packard Enterprise Co.	275,653	3,792,985

		45,717,836

Computers — 1.0%
Apple, Inc.	100,797	9,811,580

Computers-Memory Devices — 1.4%
EMC Corp.	578,856	14,338,263

Consulting Services — 0.7%
Gartner, Inc.†	80,069	7,037,264

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	46,414	5,960,486

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	255,082	11,703,162

Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	158,494	10,703,100
Estee Lauder Cos., Inc., Class A	51,326	4,375,542
Procter & Gamble Co.	97,525	7,966,817

		23,045,459

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	270,047	16,129,907

Diagnostic Equipment — 5.8%
Abbott Laboratories	157,910	5,976,894
Danaher Corp.	339,796	29,443,323
Thermo Fisher Scientific, Inc.	175,561	23,184,586

		58,604,803

Distribution/Wholesale — 1.1%
WW Grainger, Inc.	56,256	11,064,993

Security Description	Shares	Value (Note 3)

Diversified Banking Institutions — 7.4%
Bank of America Corp.	1,348,174	$19,063,180
Goldman Sachs Group, Inc.	108,051	17,456,720
JPMorgan Chase & Co.	538,931	32,066,394
Morgan Stanley	271,603	7,029,086

		75,615,380

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	126,268	7,698,560
CMS Energy Corp.	184,495	7,173,166

		14,871,726

Electronic Components-Semiconductors — 2.1%
Avago Technologies, Ltd.	131,485	17,580,860
Texas Instruments, Inc.	78,938	4,178,188

		21,759,048

Electronic Forms — 0.7%
Adobe Systems, Inc.†	83,263	7,421,231

Engineering/R&D Services — 0.7%
Fluor Corp.	169,530	7,610,202

Finance-Credit Card — 5.9%
American Express Co.	281,293	15,049,175
MasterCard, Inc., Class A	186,141	16,572,133
Visa, Inc., Class A	383,642	28,577,493

		60,198,801

Finance-Other Services — 1.4%
Nasdaq, Inc.	232,591	14,420,642

Food-Misc./Diversified — 3.4%
Danone SA(1)	193,824	13,367,602
General Mills, Inc.	83,268	4,705,475
Mondelez International, Inc., Class A	387,503	16,701,379

		34,774,456

Home Decoration Products — 1.7%
Newell Rubbermaid, Inc.	442,977	17,178,648

Industrial Gases — 0.7%
Praxair, Inc.	68,732	6,873,200

Instruments-Controls — 1.7%
Honeywell International, Inc.	172,442	17,796,014

Insurance-Multi-line — 1.1%
Chubb, Ltd.	95,015	10,743,346

Investment Management/Advisor Services — 1.5%
BlackRock, Inc.	47,315	14,869,212

Medical Instruments — 1.7%
Medtronic PLC	146,691	11,136,781
St. Jude Medical, Inc.	120,795	6,385,223

		17,522,004

Medical Products — 1.2%
Stryker Corp.	127,476	12,639,245

Medical-Drugs — 7.8%
Allergan PLC†	48,002	13,653,209
Bristol-Myers Squibb Co.	216,056	13,430,041
Eli Lilly & Co.	160,908	12,727,823
Endo International PLC†	166,981	9,262,436
Johnson & Johnson	201,189	21,012,179
Valeant Pharmaceuticals International, Inc.†	103,712	9,356,896

		79,442,584

234

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)

COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	61,269	$9,863,084

Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	13,384	3,144,571

Multimedia — 4.0%
Time Warner, Inc.	225,811	15,906,127
Twenty-First Century Fox, Inc., Class A	441,233	11,900,054
Walt Disney Co.	136,631	13,091,982

		40,898,163

Oil Companies-Exploration & Production — 1.8%
EOG Resources, Inc.	201,216	14,290,360
Occidental Petroleum Corp.	55,321	3,807,745

		18,098,105

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	145,678	9,565,217
National Oilwell Varco, Inc.	116,708	3,797,678

		13,362,895

Oil-Field Services — 1.2%
Schlumberger, Ltd.	171,792	12,415,408

Pipelines — 0.7%
Enterprise Products Partners LP	291,067	6,959,412

Private Equity — 0.4%
Blackstone Group LP	173,019	4,545,209

Real Estate Investment Trusts — 2.0%
American Tower Corp.	214,975	20,280,742

Retail-Apparel/Shoe — 2.1%
L Brands, Inc.	61,504	5,913,609
Ross Stores, Inc.	275,811	15,517,127

		21,430,736

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	18,226	13,986,450

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Discount — 1.9%
Costco Wholesale Corp.	$63,032	$9,525,396
Target Corp.	137,715	9,973,320

		19,498,716

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE(1)	75,844	12,226,319

Transport-Rail — 1.4%
Canadian National Railway Co.	275,239	14,722,534

Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co.	72,778	5,275,677

Web Portals/ISP — 4.5%
Alphabet, Inc., Class A†	33,638	25,610,292
Alphabet, Inc., Class C†	26,994	20,055,192

		45,665,484

Total Common Stocks (cost $904,616,107)		1,000,413,341

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	$2,227,188

Total Long-Term Investment Securities (cost $907,235,302)		1,002,640,529

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.3%
Wal-Mart Stores, Inc. 0.30% due 02/01/2016*(2) (cost $12,749,000)	12,749,000	12,749,000

TOTAL INVESTMENTS (cost $919,984,302)(3)	99.8%	1,015,389,529
Other assets less liabilities	0.2	2,164,982

NET ASSETS	100.0%	$1,017,554,511

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $12,749,000 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $45,002,661 representing 4.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Wal-Mart Stores, Inc. 0.30% due 02/01/2016	01/29/2016	12,749,000	$12,748,681	$12,749,000	$1.00	1.25%

235

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

(3)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January, 31 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$957,637,868	$45,002,661	**	$—	$1,002,640,529
Short-Term Investment Securities	—	12,749,000		—	12,749,000

Total Investments at Value	$957,637,868	$57,751,661		$—	$1,015,389,529

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

236

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Web Portals/ISP	6.1%
Computers	5.6
Retail-Restaurants	5.5
Internet Content-Entertainment	5.2
Medical-Biomedical/Gene	4.8
E-Commerce/Products	4.0
Retail-Building Products	3.6
Finance-Credit Card	3.5
Beverages-Non-alcoholic	3.2
Medical Instruments	3.1
Medical-Drugs	3.0
Applications Software	2.7
Commercial Services-Finance	2.4
Medical-HMO	2.4
Finance-Other Services	2.3
Athletic Footwear	2.3
Beverages-Wine/Spirits	2.2
Tobacco	2.0
Retail-Drug Store	2.0
Retail-Major Department Stores	1.9
Electronic Forms	1.8
Coatings/Paint	1.8
Airlines	1.8
Computer Services	1.7
Entertainment Software	1.7
Retail-Auto Parts	1.6
Commercial Services	1.6
Data Processing/Management	1.5
Retail-Perfume & Cosmetics	1.5
Building-Heavy Construction	1.4
Consulting Services	1.4
Food-Retail	1.4
Telephone-Integrated	1.3
Internet Application Software	1.3
Aerospace/Defense-Equipment	1.2
X-Ray Equipment	1.2
Finance-Investment Banker/Broker	1.1
Dental Supplies & Equipment	1.1
Food-Meat Products	1.0
Lighting Products & Systems	1.0
Auto/Truck Parts & Equipment-Original	0.8
Electronic Components-Semiconductors	0.7
Auto-Cars/Light Trucks	0.7
Networking Products	0.6
Telecom Services	0.6
Repurchase Agreements	0.3

99.9%

*	Calculated as a percentage of net assets

237

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.6%
Aerospace/Defense-Equipment — 1.2%
Harris Corp.	25,760	$2,240,347

Airlines — 1.8%
Delta Air Lines, Inc.	71,880	3,183,565

Applications Software — 2.7%
Salesforce.com, Inc.†	29,252	1,990,891
ServiceNow, Inc.†	25,670	1,596,931
Tableau Software, Inc., Class A†	17,000	1,364,080

		4,951,902

Athletic Footwear — 2.3%
NIKE, Inc., Class B	67,710	4,198,697

Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	6,594	1,260,773

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	22,670	1,472,190

Beverages-Non-alcoholic — 3.2%
Dr Pepper Snapple Group, Inc.	30,630	2,874,319
Monster Beverage Corp.†	21,380	2,886,942

		5,761,261

Beverages-Wine/Spirits — 2.2%
Constellation Brands, Inc., Class A	26,200	3,994,976

Building-Heavy Construction — 1.4%
SBA Communications Corp., Class A†	25,990	2,580,287

Coatings/Paint — 1.8%
Sherwin-Williams Co.	12,870	3,290,473

Commercial Services — 1.6%
Aramark	29,180	932,301
ServiceMaster Global Holdings, Inc.†	45,630	1,926,042

		2,858,343

Commercial Services-Finance — 2.4%
McGraw Hill Financial, Inc.	25,090	2,133,152
PayPal Holdings, Inc.†	63,020	2,277,543

		4,410,695

Computer Services — 1.7%
Cognizant Technology Solutions Corp., Class A†	48,890	3,095,226

Computers — 5.6%
Apple, Inc.	104,438	10,165,995

Consulting Services — 1.4%
Verisk Analytics, Inc.†	34,900	2,547,700

Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	44,080	2,632,898

Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	29,680	1,963,035

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	12,294	7,216,578

Electronic Components-Semiconductors — 0.7%
Avago Technologies, Ltd.	10,000	1,337,100

Electronic Forms — 1.8%
Adobe Systems, Inc.†	37,290	3,323,658

Entertainment Software — 1.7%
Electronic Arts, Inc.†	47,600	3,072,342

Security Description	Shares	Value (Note 3)
Finance-Credit Card — 3.5%
Visa, Inc., Class A	84,250	$6,275,782

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	79,380	2,026,571

Finance-Other Services — 2.3%
Intercontinental Exchange, Inc.	15,931	4,202,598

Food-Meat Products — 1.0%
Hormel Foods Corp.	21,490	1,728,011

Food-Retail — 1.4%
Kroger Co.	63,110	2,449,299

Internet Application Software — 1.3%
Tencent Holdings, Ltd. ADR	122,130	2,288,716

Internet Content-Entertainment — 5.2%
Facebook, Inc., Class A†	76,690	8,605,385
Netflix, Inc.†	8,490	779,721

		9,385,106

Lighting Products & Systems — 1.0%
Acuity Brands, Inc.	8,530	1,726,728

Medical Instruments — 3.1%
Edwards Lifesciences Corp.†	39,180	3,064,268
Intuitive Surgical, Inc.†	4,590	2,482,501

		5,546,769

Medical-Biomedical/Gene — 4.8%
Alexion Pharmaceuticals, Inc.†	15,040	2,194,787
Celgene Corp.†	27,162	2,724,892
Gilead Sciences, Inc.	14,068	1,167,644
Regeneron Pharmaceuticals, Inc.†	3,400	1,428,306
Vertex Pharmaceuticals, Inc.†	13,250	1,202,438

		8,718,067

Medical-Drugs — 3.0%
Bristol-Myers Squibb Co.	72,440	4,502,871
Zoetis, Inc.	22,304	960,187

		5,463,058

Medical-HMO — 2.4%
UnitedHealth Group, Inc.	37,510	4,319,652

Networking Products — 0.6%
Palo Alto Networks, Inc.†	7,196	1,075,730

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	11,410	2,976,869

Retail-Building Products — 3.6%
Home Depot, Inc.	52,340	6,582,278

Retail-Drug Store — 2.0%
Walgreens Boots Alliance, Inc.	44,740	3,566,673

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	48,990	3,490,048

Retail-Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	14,530	2,632,400

Retail-Restaurants — 5.5%
Chipotle Mexican Grill, Inc.†	2,430	1,100,717
McDonald’s Corp.	32,370	4,006,759
Starbucks Corp.	78,500	4,770,445

		9,877,921

Telecom Services — 0.6%
Level 3 Communications, Inc.†	20,350	993,284

238

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Telephone-Integrated — 1.3%
Zayo Group Holdings, Inc.†	96,172	$2,406,223

Tobacco — 2.0%
Reynolds American, Inc.	72,370	3,614,882

Web Portals/ISP — 6.1%
Alphabet, Inc., Class A†	14,530	11,062,415

X-Ray Equipment — 1.2%
Hologic, Inc.†	62,250	2,112,765

Total Long-Term Investment Securities (cost $172,298,919)		180,079,886

REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $462,000 and collateralized by $455,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having an approximate value of $476,062 (cost $462,000)	$462,000	462,000

TOTAL INVESTMENTS (cost $172,760,919)(1)	99.9%	180,541,886
Other assets less liabilities	0.1	190,564

NET ASSETS	100.0%	$180,732,450

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$180,079,886	$—	$—	$180,079,886
Repurchase Agreements	—	462,000	—	462,000

Total Investments at Value	$180,079,886	$462,000	$—	$180,541,886

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

239

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	5.1%
Computers	5.1
Medical-Drugs	4.2
Web Portals/ISP	3.8
Internet Content-Entertainment	3.8
E-Commerce/Products	3.5
Cable/Satellite TV	3.4
Retail-Restaurants	3.2
Applications Software	3.1
Computer Services	3.0
Tobacco	2.8
Entertainment Software	2.3
Commercial Services-Finance	2.2
Finance-Credit Card	2.2
Real Estate Investment Trusts	1.9
Telephone-Integrated	1.8
Athletic Footwear	1.8
Agricultural Operations	1.8
Airlines	1.8
Retail-Drug Store	1.8
Retail-Auto Parts	1.7
Aerospace/Defense	1.7
Retail-Apparel/Shoe	1.6
Medical-Hospitals	1.6
Electronic Components-Semiconductors	1.6
Cruise Lines	1.5
Food-Misc./Diversified	1.5
Food-Meat Products	1.4
E-Commerce/Services	1.4
Chemicals-Diversified	1.4
Diagnostic Equipment	1.2
Machinery-General Industrial	1.2
Beverages-Non-alcoholic	1.2
Agricultural Chemicals	1.2
Coatings/Paint	1.1
Medical-Wholesale Drug Distribution	1.1
X-Ray Equipment	1.0
Insurance-Life/Health	1.0
Cosmetics & Toiletries	0.9
Auto/Truck Parts & Equipment-Original	0.9
Retail-Consumer Electronics	0.9
Computer Aided Design	0.9
Building & Construction Products-Misc.	0.9
Diversified Manufacturing Operations	0.8
Aerospace/Defense-Equipment	0.8
Data Processing/Management	0.8
Transport-Services	0.8
Medical-HMO	0.7
Commercial Paper	0.7
Multimedia	0.7
Oil Field Machinery & Equipment	0.7
Networking Products	0.6
Retail-Discount	0.6
Retail-Building Products	0.6
Diversified Banking Institutions	0.5
Insurance-Multi-line	0.5
Rental Auto/Equipment	0.5
Real Estate Management/Services	0.5
Oil Refining & Marketing	0.5
Retail-Computer Equipment	0.5
Electric-Integrated	0.4

Computers-Memory Devices	0.4%
Disposable Medical Products	0.3
Transport-Rail	0.3
Footwear & Related Apparel	0.3

100.0%

*	Calculated as a percentage of net assets

240

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.7%
General Dynamics Corp.	25,041	$3,349,735
Northrop Grumman Corp.	24,367	4,509,357

		7,859,092

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	43,562	3,819,952

Agricultural Chemicals — 1.2%
Monsanto Co.	59,962	5,432,557

Agricultural Operations — 1.8%
Archer-Daniels-Midland Co.	139,639	4,936,239
Bunge, Ltd.	56,532	3,505,549

		8,441,788

Airlines — 1.8%
Delta Air Lines, Inc.	88,762	3,931,269
United Continental Holdings, Inc.†	91,894	4,436,642

		8,367,911

Applications Software — 3.1%
Intuit, Inc.	64,458	6,156,384
Microsoft Corp.	109,393	6,026,460
Salesforce.com, Inc.†	38,579	2,625,687

		14,808,531

Athletic Footwear — 1.8%
NIKE, Inc., Class B	138,181	8,568,604

Auto/Truck Parts & Equipment-Original — 0.9%
Lear Corp.	42,202	4,381,834

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	86,533	3,713,996
PepsiCo, Inc.	18,178	1,805,076

		5,519,072

Building & Construction Products-Misc. — 0.9%
Owens Corning	88,057	4,067,353

Cable/Satellite TV — 3.4%
Charter Communications, Inc., Class A†	28,820	4,938,595
Comcast Corp., Class A	151,877	8,461,068
Time Warner Cable, Inc.	13,202	2,402,896

		15,802,559

Chemicals-Diversified — 1.4%
LyondellBasell Industries NV, Class A	81,802	6,378,102

Coatings/Paint — 1.1%
Sherwin-Williams Co.	20,111	5,141,779

Commercial Services-Finance — 2.2%
FleetCor Technologies, Inc.†	44,830	5,506,917
Global Payments, Inc.	83,681	4,932,995

		10,439,912

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	127,911	4,149,433

Computer Services — 3.0%
Accenture PLC, Class A	62,292	6,574,298
Cognizant Technology Solutions Corp., Class A†	120,347	7,619,168

		14,193,466

Security Description	Shares	Value (Note 3)
Computers — 5.1%
Apple, Inc.	247,622	$24,103,526

Computers-Memory Devices — 0.4%
Western Digital Corp.	35,154	1,686,689

Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	65,895	4,449,889

Cruise Lines — 1.5%
Carnival Corp.	81,493	3,922,258
Norwegian Cruise Line Holdings, Ltd.†	73,480	3,333,788

		7,256,046

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	63,936	3,818,897

Diagnostic Equipment — 1.2%
Thermo Fisher Scientific, Inc.	44,206	5,837,844

Disposable Medical Products — 0.3%
STERIS PLC	22,198	1,536,990

Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co.	40,304	2,398,088

Diversified Manufacturing Operations — 0.8%
Textron, Inc.	112,512	3,850,161

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	27,715	16,268,705

E-Commerce/Services — 1.4%
Priceline Group, Inc.†	6,090	6,485,667

Electric-Integrated — 0.4%
AES Corp.	200,963	1,909,149

Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	43,454	5,810,235
Broadcom Corp., Class A	28,154	1,539,179

		7,349,414

Entertainment Software — 2.3%
Activision Blizzard, Inc.	127,854	4,451,876
Electronic Arts, Inc.†	101,695	6,563,904

		11,015,780

Finance-Credit Card — 2.2%
Discover Financial Services	92,050	4,214,969
Visa, Inc., Class A	79,324	5,908,845

		10,123,814

Food-Meat Products — 1.4%
Tyson Foods, Inc., Class A	126,608	6,755,803

Food-Misc./Diversified — 1.5%
General Mills, Inc.	83,982	4,745,823
Mondelez International, Inc., Class A	57,276	2,468,595

		7,214,418

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	46,359	1,306,860

Insurance-Life/Health — 1.0%
Prudential Financial, Inc.	66,756	4,678,260

Insurance-Multi-line — 0.5%
MetLife, Inc.	53,201	2,375,425

Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	157,336	17,654,673

241

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Machinery-General Industrial — 1.2%
Roper Technologies, Inc.	32,977	$5,793,070

Medical-Biomedical/Gene — 5.1%
Alexion Pharmaceuticals, Inc.†	26,654	3,889,618
Biogen, Inc.†	11,046	3,016,221
Celgene Corp.†	78,233	7,848,335
Gilead Sciences, Inc.	114,067	9,467,561

		24,221,735

Medical-Drugs — 4.2%
Bristol-Myers Squibb Co.	118,987	7,396,232
Eli Lilly & Co.	95,930	7,588,063
Merck & Co., Inc.	98,142	4,972,855

		19,957,150

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	63,194	3,469,983

Medical-Hospitals — 1.6%
Community Health Systems, Inc.†	99,101	2,128,689
HCA Holdings, Inc.†	77,939	5,422,996

		7,551,685

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	31,104	5,007,122

Multimedia — 0.7%
Walt Disney Co.	33,500	3,209,970

Networking Products — 0.6%
Cisco Systems, Inc.	119,327	2,838,789

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	46,623	3,061,266

Oil Refining & Marketing — 0.5%
Marathon Petroleum Corp.	53,994	2,256,409

Real Estate Investment Trusts — 1.9%
American Tower Corp.	35,390	3,338,693
Extra Space Storage, Inc.	62,002	5,622,961

		8,961,654

Real Estate Management/Services — 0.5%
Realogy Holdings Corp.†	68,921	2,260,609

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	48,300	2,314,053

Retail-Apparel/Shoe — 1.6%
American Eagle Outfitters, Inc.	311,472	4,559,950
Ross Stores, Inc.	53,513	3,010,641

		7,570,591

Retail-Auto Parts — 1.7%
AutoZone, Inc.†	10,712	8,220,282

Retail-Building Products — 0.6%
Home Depot, Inc.	21,412	2,692,773

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A	82,607	2,165,129

Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	151,783	4,239,299

Retail-Discount — 0.6%
Target Corp.	38,487	2,787,229

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Drug Store — 1.8%
CVS Health Corp.	85,319	$8,240,962

Retail-Restaurants — 3.2%
Brinker International, Inc.	107,118	5,328,049
Domino’s Pizza, Inc.	32,228	3,671,736
Yum! Brands, Inc.	82,389	5,962,492

		14,962,277

Telephone-Integrated — 1.8%
Verizon Communications, Inc.	173,771	8,683,337

Tobacco — 2.8%
Altria Group, Inc.	92,057	5,625,603
Philip Morris International, Inc.	86,313	7,769,033

		13,394,636

Transport-Rail — 0.3%
Union Pacific Corp.	21,113	1,520,136

Transport-Services — 0.8%
FedEx Corp.	27,296	3,627,092

Web Portals/ISP — 3.8%
Alphabet, Inc., Class A†	10,435	7,944,687
Alphabet, Inc., Class C†	13,238	9,835,172

		17,779,859

X-Ray Equipment — 1.0%
Hologic, Inc.†	140,976	4,784,725

Total Long-Term Investment Securities (cost $464,271,060)		467,019,865

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.7%
Wal-Mart Stores, Inc. 0.30% due 02/01/2016*(1) (cost $3,311,000)	$3,311,000	3,311,000

TOTAL INVESTMENTS (cost $467,582,060)(2)	100.0%	470,330,865
Other assets less liabilities	0.0	113,196

NET ASSETS	100.0%	$470,444,061

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $3,311,000 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may

242

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Par Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
Wal-Mart Stores, Inc. 0.30% due 02/01/2016	01/29/2016	$3,311,000	$3,311,000	$3,311,000	$100.00	0.70%

(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$467,019,865	$—	$—	$467,019,865
Short-Term Investment Securities	—	3,311,000	—	3,311,000

Total Investments at Value	$467,019,865	$3,311,000	$—	$470,330,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

243

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	97.4%
Time Deposits	2.0
Hotels/Motels	0.9

100.3%

*	Calculated as a percentage of net assets

244

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.3%
Hotels/Motels — 0.9%
Hilton Worldwide Holdings, Inc.	219,400	$3,907,514

Real Estate Investment Trusts — 97.4%
Agree Realty Corp.	54,000	1,993,680
Alexandria Real Estate Equities, Inc.	45,471	3,600,394
Ashford Hospitality Prime, Inc.	155,295	1,706,692
AvalonBay Communities, Inc.	53,825	9,230,449
Boston Properties, Inc.	177,542	20,632,156
Cedar Realty Trust, Inc.	565,181	3,990,178
Chesapeake Lodging Trust	74,700	1,876,464
CoreSite Realty Corp.	181,700	11,654,238
Cousins Properties, Inc.	328,902	2,835,135
DCT Industrial Trust, Inc.	349,625	12,513,079
DuPont Fabros Technology, Inc.	369,200	12,246,364
Empire State Realty Trust, Inc., Class A	519,900	8,604,345
Equinix, Inc.	2,800	869,596
Equity LifeStyle Properties, Inc.	14,206	936,460
Equity Residential	129,254	9,964,191
Essex Property Trust, Inc.	79,313	16,902,393
Extra Space Storage, Inc.	192,884	17,492,650
Federal Realty Investment Trust	84,259	12,708,785
FelCor Lodging Trust, Inc.	1,041,472	7,248,645
Forest City Realty Trust, Inc.†	348,391	6,863,303
General Growth Properties, Inc.	129,900	3,642,396
GEO Group, Inc.	106,500	3,150,270
HCP, Inc.	72,455	2,604,033
Healthcare Realty Trust, Inc.	406,500	11,804,760
Healthcare Trust of America, Inc., Class A	101,310	2,840,732
Host Hotels & Resorts, Inc.	560,487	7,762,745
Inland Real Estate Corp.	88,900	952,119
Kite Realty Group Trust	80,334	2,128,851
Liberty Property Trust	121,200	3,553,584
Macerich Co.	86,200	6,721,014
Mack-Cali Realty Corp.	598,900	12,451,131
Medical Properties Trust, Inc.	141,990	1,561,890
Mid-America Apartment Communities, Inc.	131,300	12,318,566
National Retail Properties, Inc.	95,300	4,092,182

Security Description	Shares/ Principal Amount	Value (Note 3)

Real Estate Investment Trusts (continued)
New York REIT, Inc.	118,300	$1,216,124
Outfront Media, Inc.	202,800	4,410,900
Parkway Properties, Inc.	372,700	5,020,269
Pebblebrook Hotel Trust	41,700	1,018,314
Prologis, Inc.	62,267	2,457,679
Public Storage	65,742	16,669,542
Ramco-Gershenson Properties Trust	149,400	2,553,246
Sabra Health Care REIT, Inc.	274,165	5,033,669
Simon Property Group, Inc.	225,469	42,000,365
SL Green Realty Corp.	69,467	6,711,207
STORE Capital Corp.	366,000	9,073,140
Sun Communities, Inc.	115,900	7,717,781
Taubman Centers, Inc.	46,300	3,289,152
Terreno Realty Corp.	172,836	3,885,353
UDR, Inc.	409,600	14,577,664
Urban Edge Properties	497,350	12,085,605
Ventas, Inc.	358,245	19,818,113
VEREIT, Inc.	915,500	7,058,505
Welltower, Inc.	28,414	1,767,919
WP Carey, Inc.	123,681	7,204,418

		413,022,435

Total Long-Term Investment Securities (cost $397,501,990)		416,929,949

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $8,301,000)	$8,301,000	$8,301,000

TOTAL INVESTMENTS (cost $405,802,990)(1)	100.3%	425,230,949
Liabilities in excess of other assets	(0.3)	(1,256,519)

NET ASSETS	100.0%	$423,974,430

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$416,929,949	$—	$—	$416,929,949
Short-Term Investment Securities	—	8,301,000	—	8,301,000

Total Investments at Value	$416,929,949	$8,301,000	$—	$425,230,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

245

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Chemicals-Specialty	4.5%
Building & Construction Products-Misc.	4.3
Medical Products	4.0
Banks-Commercial	3.9
Insurance-Reinsurance	3.7
Retail-Apparel/Shoe	3.6
Real Estate Investment Trusts	3.4
Gas-Distribution	3.0
Electric-Integrated	2.8
Containers-Metal/Glass	2.8
Food-Meat Products	2.8
Machinery-Electrical	2.7
Oil-Field Services	2.5
Semiconductor Equipment	2.4
Disposable Medical Products	2.4
Building Products-Wood	2.4
Federal Home Loan Bank	2.4
Repurchase Agreements	2.4
Aerospace/Defense-Equipment	2.2
Machinery-Construction & Mining	2.2
Oil Companies-Exploration & Production	2.0
Building-Mobile Home/Manufactured Housing	2.0
Engineering/R&D Services	1.9
Building-Heavy Construction	1.9
Insurance-Life/Health	1.8
Rental Auto/Equipment	1.7
Home Furnishings	1.7
Chemicals-Diversified	1.6
Savings & Loans/Thrifts	1.6
Metal Processors & Fabrication	1.6
Insurance-Property/Casualty	1.4
Footwear & Related Apparel	1.4
Insurance-Multi-line	1.4
Batteries/Battery Systems	1.4
Diversified Manufacturing Operations	1.3
Chemicals-Plastics	1.3
Miscellaneous Manufacturing	1.2
Recreational Vehicles	1.1
Environmental Monitoring & Detection	1.1
Building-Residential/Commercial	1.0
Distribution/Wholesale	0.9
Consulting Services	0.9
Lasers-System/Components	0.8
Electronic Design Automation	0.8
Aerospace/Defense	0.8
Machinery-Farming	0.7
Electronic Components-Misc.	0.7
Building Products-Doors & Windows	0.6
Coatings/Paint	0.5
Steel-Producers	0.4
Insurance Brokers	0.4
Retail-Leisure Products	0.3
Auto-Truck Trailers	0.3
Water	0.2
Agricultural Operations	0.2
Food-Misc./Diversified	0.2
Instruments-Controls	0.2
Consumer Products-Misc.	0.1
Machine Tools & Related Products	0.1

99.9%

*	Calculated as a percentage of net assets

246

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 94.6%
Aerospace/Defense — 0.8%
Cubic Corp.	25,800	$1,030,968
Esterline Technologies Corp.†	30,000	2,361,300

		3,392,268

Aerospace/Defense-Equipment — 2.2%
AAR Corp.	465,600	9,782,256

Agricultural Operations — 0.2%
GrainCorp., Ltd., Class A(1)	140,939	852,838

Auto-Truck Trailers — 0.3%
Wabash National Corp.†	102,100	1,129,226

Banks-Commercial — 3.9%
Chemical Financial Corp.	269,600	8,589,456
Columbia Banking System, Inc.	90,100	2,669,663
Lakeland Financial Corp.	88,000	3,853,520
Peoples Bancorp, Inc.	86,000	1,475,760
TrustCo Bank Corp. NY	133,956	736,758

		17,325,157

Batteries/Battery Systems — 1.4%
EnerSys	123,100	5,961,733

Building & Construction Products-Misc. — 4.3%
Drew Industries, Inc.	146,500	8,409,100
Gibraltar Industries, Inc.†	249,400	5,297,256
Simpson Manufacturing Co., Inc.	156,500	5,106,595

		18,812,951

Building Products-Doors & Windows — 0.6%
Griffon Corp.	177,868	2,700,036

Building Products-Wood — 2.4%
Universal Forest Products, Inc.	154,082	10,614,709

Building-Heavy Construction — 1.9%
Granite Construction, Inc.	216,300	8,355,669

Building-Mobile Home/Manufactured Housing — 2.0%
Thor Industries, Inc.	107,740	5,648,808
Winnebago Industries, Inc.	185,500	3,266,655

		8,915,463

Building-Residential/Commercial — 1.0%
M/I Homes, Inc.†	245,600	4,401,152

Chemicals-Diversified — 1.6%
Axiall Corp.	404,700	7,256,271

Chemicals-Plastics — 1.3%
A. Schulman, Inc.	121,488	3,076,076
Landec Corp.†	205,900	2,476,977

		5,553,053

Chemicals-Specialty — 4.5%
H.B. Fuller Co.	190,700	7,097,854
Minerals Technologies, Inc.	43,400	1,778,966
Sensient Technologies Corp.	143,700	8,574,579
Stepan Co.	48,500	2,180,560

		19,631,959

Coatings/Paint — 0.5%
RPM International, Inc.	54,700	2,146,975

Consulting Services — 0.9%
Huron Consulting Group, Inc.†	71,200	3,995,032

Security Description	Shares	Value (Note 3)
Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	7,200	$643,464

Containers-Metal/Glass — 2.8%
Gerresheimer AG(1)	174,400	12,318,635

Disposable Medical Products — 2.4%
STERIS PLC	153,500	10,628,340

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A	143,900	4,057,980

Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	67,800	5,673,504

Electric-Integrated — 2.8%
IDACORP, Inc.	178,311	12,408,663

Electronic Components-Misc. — 0.7%
Gentex Corp.	222,700	3,048,763

Electronic Design Automation — 0.8%
Mentor Graphics Corp.	197,000	3,423,860

Engineering/R&D Services — 1.9%
EMCOR Group, Inc.	184,800	8,445,360

Environmental Monitoring & Detection — 1.1%
MSA Safety, Inc.	110,123	4,713,264

Food-Meat Products — 2.8%
Maple Leaf Foods, Inc.	753,800	12,279,046

Food-Misc./Diversified — 0.2%
AGT Food & Ingredients, Inc.	28,500	714,484

Footwear & Related Apparel — 1.4%
Crocs, Inc.†	659,700	6,075,837

Gas-Distribution — 3.0%
Laclede Group, Inc.	205,600	13,146,064

Home Furnishings — 1.7%
Hooker Furniture Corp.	70,500	2,024,055
La-Z-Boy, Inc.	245,300	5,259,232

		7,283,287

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,000	689,780

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	1,607,228

Insurance-Life/Health — 1.8%
StanCorp Financial Group, Inc.	69,300	7,945,938

Insurance-Multi-line — 1.4%
Old Republic International Corp.	330,000	5,966,400

Insurance-Property/Casualty — 1.4%
Hanover Insurance Group, Inc.	77,900	6,348,071

Insurance-Reinsurance — 3.7%
Aspen Insurance Holdings, Ltd.	205,500	9,557,805
Endurance Specialty Holdings, Ltd.	39,459	2,443,696
Validus Holdings, Ltd.	96,958	4,289,422

		16,290,923

Lasers-System/Components — 0.8%
Rofin-Sinar Technologies, Inc.†	143,000	3,645,070

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	13,100	231,870

Machinery-Construction & Mining — 2.2%
Astec Industries, Inc.	253,800	9,466,740

247

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Machinery-Electrical — 2.7%
Franklin Electric Co., Inc.	80,900	$2,206,952
Regal Beloit Corp.	172,800	9,713,088

		11,920,040

Machinery-Farming — 0.7%
Lindsay Corp.	46,700	3,284,878

Medical Products — 4.0%
Hill-Rom Holdings, Inc.	153,700	7,512,856
Invacare Corp.	206,200	3,177,542
Teleflex, Inc.	50,000	6,784,500

		17,474,898

Metal Processors & Fabrication — 1.6%
Mueller Industries, Inc.	269,500	6,858,775

Miscellaneous Manufacturing — 1.2%
AptarGroup, Inc.	16,600	1,210,140
Hillenbrand, Inc.	149,100	4,037,628

		5,247,768

Oil Companies-Exploration & Production — 1.5%
Energen Corp.	94,300	3,325,961
Unit Corp.†	333,100	3,474,233

		6,800,194

Oil-Field Services — 2.5%
Bristow Group, Inc.	158,800	3,693,688
Helix Energy Solutions Group, Inc.†	241,000	971,230
Hunting PLC(1)	636,927	2,808,365
Oil States International, Inc.†	117,800	3,325,494

		10,798,777

Real Estate Investment Trusts — 3.4%
Brandywine Realty Trust	235,500	3,021,465
LTC Properties, Inc.	268,700	11,965,211

		14,986,676

Recreational Vehicles — 1.1%
BRP, Inc.†	375,300	4,157,796
Brunswick Corp.	19,600	781,060

		4,938,856

Rental Auto/Equipment — 1.7%
McGrath RentCorp	301,910	7,369,623

Retail-Apparel/Shoe — 3.6%
Caleres, Inc.	163,800	4,402,944
Cato Corp., Class A	154,100	6,214,853
Genesco, Inc.†	75,500	4,993,570

		15,611,367

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,137,125

Savings & Loans/Thrifts — 1.6%
EverBank Financial Corp.	499,900	7,033,593

Semiconductor Equipment — 2.4%
Cohu, Inc.	161,000	1,949,710
MKS Instruments, Inc.	201,100	7,126,984
Photronics, Inc.†	135,900	1,622,646

		10,699,340

Security Description	Shares/ Principal Amount	Value (Note 3)
Steel-Producers — 0.4%
Carpenter Technology Corp.	71,100	$1,973,736

Water — 0.2%
Connecticut Water Service, Inc.	22,800	978,804

Total Common Stocks (cost $419,419,103)		414,993,769

U.S. CORPORATE BONDS & NOTES — 0.5%
Oil Companies-Exploration & Production — 0.5%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $3,397,622)	$3,675,000	2,388,750

Total Long-Term Investment Securities (cost $422,816,725)		417,382,519

SHORT-TERM INVESTMENT SECURITIES — 2.4%
U.S. Government Agencies — 2.4%
Federal Home Loan Bank Disc. Notes 0.18% due 02/01/2016 (cost $10,475,000)	10,475,000	10,475,000

REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $10,332,009 and collateralized by $10,260,000 of United States Treasury Notes, bearing interest at 1.75% due 09/30/2019 and having an approximate value of $10,538,990 (cost $10,332,000)	10,332,000	10,332,000

TOTAL INVESTMENTS (cost $443,623,725)(2)	99.9%	438,189,519
Other assets less liabilities	0.1	492,630

NET ASSETS —	100.0%	$438,682,149

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $15,979,838 representing 3.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

248

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$399,013,931	$15,979,838	**	$—	$414,993,769
U.S. Corporate Bonds & Notes	—	2,388,750		—	2,388,750
Short-Term Investment Securities	—	10,475,000		—	10,475,000
Repurchase Agreements	—	10,332,000		—	10,332,000

Total Investments at Value	$399,013,931	$39,175,588		$—	$438,189,519

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

249

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	4.3%
Enterprise Software/Service	3.8
Commercial Services-Finance	3.3
Repurchase Agreements	3.2
Retail-Apparel/Shoe	3.0
Lighting Products & Systems	2.4
Textile-Home Furnishings	2.4
Distribution/Wholesale	2.3
Retail-Discount	2.3
Airlines	2.2
Aerospace/Defense-Equipment	2.2
Diversified Manufacturing Operations	2.2
Commercial Services	2.2
Banks-Commercial	2.1
Real Estate Management/Services	2.1
Non-Hazardous Waste Disposal	2.1
Applications Software	2.0
Networking Products	2.0
Retail-Perfume & Cosmetics	1.9
Beverages-Non-alcoholic	1.9
Entertainment Software	1.9
Finance-Investment Banker/Broker	1.8
Oil Companies-Exploration & Production	1.8
Electronic Connectors	1.7
Building Products-Cement	1.7
Retail-Auto Parts	1.7
Coatings/Paint	1.6
Building Products-Air & Heating	1.6
Electronic Components-Semiconductors	1.6
Hotels/Motels	1.5
Hazardous Waste Disposal	1.5
Building & Construction Products-Misc.	1.4
Apparel Manufacturers	1.4
Medical Products	1.4
Medical-Drugs	1.3
Medical-HMO	1.3
E-Commerce/Services	1.3
Medical-Hospitals	1.3
Semiconductor Components-Integrated Circuits	1.3
Cruise Lines	1.2
Investment Management/Advisor Services	1.2
Consulting Services	1.2
Retail-Gardening Products	1.2
Auto/Truck Parts & Equipment-Original	1.1
Finance-Credit Card	1.1
Physicians Practice Management	1.1
Machinery-General Industrial	1.0
Food-Retail	0.9
Semiconductor Equipment	0.9
E-Commerce/Products	0.9
Building-Residential/Commercial	0.8
Chemicals-Diversified	0.8
Computers-Integrated Systems	0.8
Internet Application Software	0.7
Retail-Restaurants	0.7
Auto-Cars/Light Trucks	0.7
Investment Companies	0.7
Medical-Outpatient/Home Medical	0.7
Medical Instruments	0.6
Transport-Truck	0.6
Retail-Mail Order	0.6

Telecom Equipment-Fiber Optics	0.5%
Energy-Alternate Sources	0.4
Electronic Measurement Instruments	0.3
Retail-Computer Equipment	0.1

99.8%

*	Calculated as a percentage of net assets

250

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 96.6%
Aerospace/Defense-Equipment — 2.2%
Harris Corp.	92,400	$8,036,028

Airlines — 2.2%
Delta Air Lines, Inc.	183,800	8,140,502

Apparel Manufacturers — 1.4%
Gildan Activewear, Inc.	127,094	3,202,769
VF Corp.	32,100	2,009,460

		5,212,229

Applications Software — 2.0%
ServiceNow, Inc.†	65,300	4,062,313
Tableau Software, Inc., Class A†	41,500	3,329,960

		7,392,273

Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	13,500	2,581,200

Auto/Truck Parts & Equipment-Original — 1.1%
Mobileye NV†	80,200	2,175,826
WABCO Holdings, Inc.†	20,400	1,828,860

		4,004,686

Banks-Commercial — 2.1%
East West Bancorp, Inc.	67,000	2,172,140
Signature Bank†	40,300	5,615,402

		7,787,542

Beverages-Non-alcoholic — 1.9%
Monster Beverage Corp.†	51,300	6,927,039

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.	107,300	5,213,707

Building Products-Air & Heating — 1.6%
Lennox International, Inc.	48,500	5,811,270

Building Products-Cement — 1.7%
Eagle Materials, Inc.	56,500	3,025,010
Vulcan Materials Co.	36,800	3,245,760

		6,270,770

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	107,200	2,960,864

Chemicals-Diversified — 0.8%
PPG Industries, Inc.	30,200	2,872,624

Coatings/Paint — 1.6%
Sherwin-Williams Co.	23,000	5,880,410

Commercial Services — 2.2%
Aramark	114,200	3,648,690
CoStar Group, Inc.†	24,300	4,261,491

		7,910,181

Commercial Services-Finance — 3.3%
McGraw Hill Financial, Inc.	85,600	7,277,712
Vantiv, Inc., Class A†	104,500	4,916,725

		12,194,437

Computers-Integrated Systems — 0.8%
VeriFone Systems, Inc.†	121,000	2,830,190

Consulting Services — 1.2%
Gartner, Inc.†	50,300	4,420,867

Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd.†	99,841	4,529,786

Security Description	Shares	Value (Note 3)
Distribution/Wholesale — 2.3%
HD Supply Holdings, Inc.†	198,100	$5,204,087
Watsco, Inc.	28,000	3,253,880

		8,457,967

Diversified Manufacturing Operations — 2.2%
A.O. Smith Corp.	34,800	2,430,780
Carlisle Cos., Inc.	65,700	5,497,776

		7,928,556

E-Commerce/Products — 0.9%
Wayfair, Inc., Class A†	68,500	3,096,200

E-Commerce/Services — 1.3%
Netflix, Inc.†	30,850	2,833,264
TripAdvisor, Inc.†	29,900	1,996,124

		4,829,388

Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	26,400	3,529,944
Cavium, Inc.†	38,000	2,195,260

		5,725,204

Electronic Connectors — 1.7%
Amphenol Corp., Class A	126,700	6,280,519

Electronic Measurement Instruments — 0.3%
Fitbit, Inc., Class A†	63,000	1,045,800

Energy-Alternate Sources — 0.4%
SolarCity Corp.†	37,300	1,329,745

Enterprise Software/Service — 3.8%
Atlassian Corp PLC, Class A†	70,100	1,455,977
Guidewire Software, Inc.†	71,800	3,951,872
Inovalon Holdings, Inc., Class A†	117,679	1,986,422
Veeva Systems, Inc., Class A†	117,700	2,836,570
Workday, Inc., Class A†	59,900	3,774,299

		14,005,140

Entertainment Software — 1.9%
Electronic Arts, Inc.†	106,400	6,867,588

Finance-Credit Card — 1.1%
Alliance Data Systems Corp.†	19,651	3,926,073

Finance-Investment Banker/Broker — 1.8%
Lazard, Ltd., Class A	95,400	3,433,446
TD Ameritrade Holding Corp.	112,200	3,094,476

		6,527,922

Food-Retail — 0.9%
Sprouts Farmers Market, Inc.†	150,500	3,431,400

Hazardous Waste Disposal — 1.5%
Stericycle, Inc.†	44,460	5,350,761

Hotels/Motels — 1.5%
Hilton Worldwide Holdings, Inc.	310,400	5,528,224

Internet Application Software — 0.7%
Splunk, Inc.†	58,900	2,726,481

Investment Companies — 0.7%
Oaktree Capital Group LLC	58,500	2,559,960

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	33,200	4,455,108

Lighting Products & Systems — 2.4%
Acuity Brands, Inc.	43,900	8,886,677

251

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Machinery-General Industrial — 1.0%
Middleby Corp.†	40,600	$3,668,616

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	28,200	2,205,522

Medical Products — 1.4%
Sirona Dental Systems, Inc.†	49,000	5,208,210

Medical-Biomedical/Gene — 4.3%
BioMarin Pharmaceutical, Inc.†	50,600	3,745,412
Illumina, Inc.†	28,920	4,567,914
Incyte Corp.†	24,900	1,756,944
Intercept Pharmaceuticals, Inc.†	11,500	1,221,645
Kite Pharma, Inc.†	34,700	1,647,903
Vertex Pharmaceuticals, Inc.†	31,800	2,885,850

		15,825,668

Medical-Drugs — 1.3%
Jazz Pharmaceuticals PLC†	28,246	3,636,390
Valeant Pharmaceuticals International, Inc.†	14,100	1,272,102

		4,908,492

Medical-HMO — 1.3%
Humana, Inc.	29,920	4,870,677

Medical-Hospitals — 1.3%
Acadia Healthcare Co., Inc.†	78,500	4,790,855

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc., Class A†	76,700	2,449,798

Networking Products — 2.0%
Arista Networks, Inc.†	60,100	3,607,803
Palo Alto Networks, Inc.†	25,300	3,782,097

		7,389,900

Non-Hazardous Waste Disposal — 2.1%
Waste Connections, Inc.	124,800	7,484,256

Oil Companies-Exploration & Production — 1.8%
Concho Resources, Inc.†	53,500	5,089,455
Range Resources Corp.	47,200	1,395,232

		6,484,687

Physicians Practice Management — 1.1%
Envision Healthcare Holdings, Inc.†	173,900	3,843,190

Real Estate Management/Services — 2.1%
CBRE Group, Inc., Class A†	270,000	7,551,900

Retail-Apparel/Shoe — 3.0%
L Brands, Inc.	56,600	5,442,090
Ross Stores, Inc.	94,900	5,339,074

		10,781,164

Retail-Auto Parts — 1.7%
O’Reilly Automotive, Inc.†	23,300	6,078,970

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	17,100	448,191

Retail-Discount — 2.3%
Dollar General Corp.	111,400	8,361,684

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Gardening Products — 1.2%
Tractor Supply Co.	49,200	$4,344,852

Retail-Mail Order — 0.6%
Williams-Sonoma, Inc.	39,400	2,035,404

Retail-Perfume & Cosmetics — 1.9%
Ulta Salon Cosmetics & Fragrance, Inc.†	38,700	7,011,279

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	5,700	2,581,929

Semiconductor Components-Integrated Circuits — 1.3%
NXP Semiconductors NV†	63,600	4,756,008

Semiconductor Equipment — 0.9%
Lam Research Corp.	45,900	3,295,161

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	102,800	1,826,756

Textile-Home Furnishings — 2.4%
Mohawk Industries, Inc.†	51,700	8,603,397

Transport-Truck — 0.6%
Old Dominion Freight Line, Inc.†	38,700	2,121,921

Total Long-Term Investment Securities (cost $358,491,389)		352,863,805

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $11,870,010, collateralized by $11,575,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and having an approximate value of $12,110,818 (cost $11,870,000)	$11,870,000	11,870,000

TOTAL INVESTMENTS (cost $370,361,389)(1)	99.8%	364,733,805
Other assets less liabilities	0.2	657,126

NET ASSETS	100.0%	$365,390,931

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

252

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (See Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$352,863,805	$—	$—	$352,863,805
Repurchase Agreements	—	11,870,000	—	11,870,000

Total Investments at Value*	$352,863,805	$11,870,000	$—	$364,733,805

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

253

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Commercial Services	7.9%
Commercial Services-Finance	6.4
Repurchase Agreements	5.4
Applications Software	4.3
Medical-Biomedical/Gene	3.7
Enterprise Software/Service	3.6
Diversified Manufacturing Operations	3.1
Telephone-Integrated	2.7
Aerospace/Defense-Equipment	2.7
Computer Services	2.6
Finance-Investment Banker/Broker	2.4
Schools	2.2
Auto/Truck Parts & Equipment-Original	2.1
Resorts/Theme Parks	2.1
Dental Supplies & Equipment	1.9
Distribution/Wholesale	1.9
Auction Houses/Art Dealers	1.8
Electronic Security Devices	1.8
Veterinary Diagnostics	1.7
Entertainment Software	1.7
Medical Products	1.6
X-Ray Equipment	1.6
Diagnostic Kits	1.6
Drug Delivery Systems	1.5
Internet Application Software	1.5
Lighting Products & Systems	1.4
Beverages-Wine/Spirits	1.4
Data Processing/Management	1.4
Theaters	1.4
Retail-Perfume & Cosmetics	1.4
Retail-Arts & Crafts	1.4
Retail-Restaurants	1.4
Real Estate Management/Services	1.3
Building Products-Cement	1.3
Computer Graphics	1.2
Airlines	1.1
Coatings/Paint	1.1
Building Products-Wood	1.1
Medical Instruments	1.0
Retail-Apparel/Shoe	1.0
Retail-Automobile	1.0
Apparel Manufacturers	1.0
Transport-Truck	1.0
Machinery-General Industrial	1.0
Electronic Measurement Instruments	1.0
Finance-Leasing Companies	0.9
Industrial Automated/Robotic	0.9
Oil Companies-Exploration & Production	0.9
Transactional Software	0.8
Health Care Cost Containment	0.8
Electronic Components-Semiconductors	0.7
Diagnostic Equipment	0.7
Rubber/Plastic Products	0.6
Recreational Vehicles	0.5

100.5%

*	Calculated as a percentage of net assets

254

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 95.1%
Aerospace/Defense-Equipment — 2.7%
Harris Corp.	17,400	$1,513,278
Orbital ATK, Inc.	22,240	2,006,715

		3,519,993

Airlines — 1.1%
Spirit Airlines, Inc.†	36,410	1,521,938

Apparel Manufacturers — 1.0%
Columbia Sportswear Co.	24,572	1,355,883

Applications Software — 4.3%
Imperva, Inc.†	20,477	1,055,794
Paycom Software, Inc.†	73,626	2,219,824
Tableau Software, Inc., Class A†	31,042	2,490,810

		5,766,428

Auction Houses/Art Dealers — 1.8%
KAR Auction Services, Inc.	73,479	2,455,668

Auto/Truck Parts & Equipment-Original — 2.1%
Gentherm, Inc.†	41,146	1,646,251
WABCO Holdings, Inc.†	13,110	1,175,312

		2,821,563

Beverages-Wine/Spirits — 1.4%
Constellation Brands, Inc., Class A	12,480	1,902,950

Building Products-Cement — 1.3%
Vulcan Materials Co.	19,620	1,730,484

Building Products-Wood — 1.1%
Masco Corp.	53,380	1,408,698

Coatings/Paint — 1.1%
Axalta Coating Systems, Ltd.†	63,775	1,518,483

Commercial Services — 7.9%
Aramark	80,500	2,571,975
CoStar Group, Inc.†	16,470	2,888,344
ServiceMaster Global Holdings, Inc.†	119,225	5,032,487

		10,492,806

Commercial Services-Finance — 6.4%
Euronet Worldwide, Inc.†	33,945	2,707,793
SEI Investments Co.	47,370	1,858,799
Vantiv, Inc., Class A†	44,379	2,088,032
WEX, Inc.†	25,640	1,861,720

		8,516,344

Computer Graphics — 1.2%
CyberArk Software, Ltd.†	36,419	1,587,140

Computer Services — 2.6%
EPAM Systems, Inc.†	27,617	2,068,513
Fleetmatics Group PLC†	32,577	1,414,168

		3,482,681

Data Processing/Management — 1.4%
Broadridge Financial Solutions, Inc.	35,440	1,898,166

Dental Supplies & Equipment — 1.9%
Align Technology, Inc.†	38,746	2,562,660

Diagnostic Equipment — 0.7%
Cepheid†	29,347	864,269

Diagnostic Kits — 1.6%
Alere, Inc.†	55,330	2,058,276

Security Description	Shares	Value (Note 3)
Distribution/Wholesale — 1.9%
HD Supply Holdings, Inc.†	55,340	$1,453,782
Pool Corp.	12,992	1,097,824

		2,551,606

Diversified Manufacturing Operations — 3.1%
A.O. Smith Corp.	30,380	2,122,043
Carlisle Cos., Inc.	24,300	2,033,424

		4,155,467

Drug Delivery Systems — 1.5%
DexCom, Inc.†	27,635	1,969,823

Electronic Components-Semiconductors — 0.7%
Cavium, Inc.†	16,200	935,874

Electronic Measurement Instruments — 1.0%
FLIR Systems, Inc.	43,850	1,282,174

Electronic Security Devices — 1.8%
Allegion PLC	39,330	2,381,825

Enterprise Software/Service — 3.6%
Guidewire Software, Inc.†	37,410	2,059,046
Tyler Technologies, Inc.†	17,230	2,706,144

		4,765,190

Entertainment Software — 1.7%
Take-Two Interactive Software, Inc.†	63,200	2,193,040

Finance-Investment Banker/Broker — 2.4%
Evercore Partners, Inc., Class A	34,770	1,570,561
Raymond James Financial, Inc.	35,890	1,572,341

		3,142,902

Finance-Leasing Companies — 0.9%
Air Lease Corp.	46,900	1,208,144

Health Care Cost Containment — 0.8%
HealthEquity, Inc.†	47,555	1,024,810

Industrial Automated/Robotic — 0.9%
Cognex Corp.	37,370	1,205,183

Internet Application Software — 1.5%
Splunk, Inc.†	41,930	1,940,940

Lighting Products & Systems — 1.4%
Acuity Brands, Inc.	9,510	1,925,109

Machinery-General Industrial — 1.0%
Wabtec Corp.	20,360	1,302,022

Medical Instruments — 1.0%
Integra LifeSciences Holdings Corp.†	22,530	1,384,468

Medical Products — 1.6%
Intersect ENT, Inc.†	42,744	762,126
Nevro Corp.†	11,190	691,430
Teleflex, Inc.	4,850	658,096

		2,111,652

Medical-Biomedical/Gene — 3.7%
Alnylam Pharmaceuticals, Inc.†	14,488	998,803
Bluebird Bio, Inc.†	11,530	476,881
Cambrex Corp.†	35,130	1,216,903
Ligand Pharmaceuticals, Inc.†	6,813	681,096
Medivation, Inc.†	17,346	567,214
Prothena Corp. PLC†	10,848	422,530
Ultragenyx Pharmaceutical, Inc.†	10,830	608,104

		4,971,531

255

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.9%
Diamondback Energy, Inc.†	14,940	$1,128,717

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	62,540	1,749,244

Recreational Vehicles — 0.5%
Brunswick Corp.	18,270	728,060

Resort/Theme Parks — 2.1%
Vail Resorts, Inc.	22,550	2,818,750

Retail-Apparel/Shoe — 1.0%
Caleres, Inc.	50,670	1,362,010

Retail-Arts & Crafts — 1.4%
Michaels Cos., Inc.†	84,300	1,837,740

Retail-Automobile — 1.0%
Lithia Motors, Inc., Class A	17,710	1,356,055

Retail-Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	10,200	1,847,934

Retail-Restaurants — 1.4%
Dave & Buster’s Entertainment, Inc.†	50,396	1,827,863

Rubber/Plastic Products — 0.6%
Proto Labs, Inc.†	13,680	752,263

Schools — 2.2%
Bright Horizons Family Solutions, Inc.†	40,800	2,862,936

Telephone-Integrated — 2.7%
Zayo Group Holdings, Inc.†	145,090	3,630,152

Theaters — 1.4%
Cinemark Holdings, Inc.	62,850	1,853,446

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCKS (continued)
Transactional Software — 0.8%
Black Knight Financial Services, Inc., Class A†	35,316	$1,065,484

Transport-Truck — 1.0%
Old Dominion Freight Line, Inc.†	24,280	1,331,272

Veterinary Diagnostics — 1.7%
VCA, Inc.†	43,010	2,205,123

X-Ray Equipment — 1.6%
Hologic, Inc.†	61,080	2,073,055

Total Long-Term Investment Securities (cost $121,101,077)		126,346,294

REPURCHASE AGREEMENTS — 5.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount $7,163,006 collateralized by $6,985,000 of United States Treasury Notes, bearing interest at 2.13% due 01/31/2021 and having an approximate value of $7,308,343 (cost $7,163,000)	$7,163,000	7,163,000

TOTAL INVESTMENTS (cost $128,264,077)(1)	100.5%	133,509,294
Liabilities in excess of other assets	(0.5)	(637,638)

NET ASSETS	100.0%	$132,871,656

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$126,346,294	$—	$—	$126,346,294
Repurchase Agreements	—	7,163,000	—	7,163,000

Total Investments at Value	$126,346,294	$7,163,000	$—	$133,509,294

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

256

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Time Deposits	5.8%
Enterprise Software/Service	5.2
Retail-Restaurants	3.6
Medical Products	3.2
Electronic Components-Semiconductors	3.1
Banks-Commercial	3.1
Medical-Generic Drugs	2.5
Computer Software	2.5
Distribution/Wholesale	2.5
Diversified Manufacturing Operations	2.5
Human Resources	2.3
Medical Instruments	2.2
Computer Services	2.2
Semiconductor Components-Integrated Circuits	2.1
Finance-Investment Banker/Broker	2.0
Commercial Services-Finance	2.0
Medical-Hospitals	2.0
Retail-Apparel/Shoe	1.9
Drug Delivery Systems	1.9
Building & Construction Products-Misc.	1.8
Building & Construction-Misc.	1.8
Consumer Products-Misc.	1.7
Veterinary Diagnostics	1.7
Oil Companies-Exploration & Production	1.6
Medical-Biomedical/Gene	1.5
Medical-Drugs	1.5
Consulting Services	1.5
Electronic Design Automation	1.4
Telecommunication Equipment	1.3
Resorts/Theme Parks	1.3
Recreational Vehicles	1.3
Commercial Services	1.3
Therapeutics	1.2
Research & Development	1.2
Finance-Other Services	1.2
Theaters	1.1
Diagnostic Equipment	1.1
Dental Supplies & Equipment	1.1
Financial Guarantee Insurance	1.0
Networking Products	1.0
Containers-Paper/Plastic	1.0
Footwear & Related Apparel	1.0
Apparel Manufacturers	1.0
Food-Dairy Products	1.0
Chemicals-Plastics	0.9
Building Products-Doors & Windows	0.9
Airlines	0.9
Instruments-Controls	0.9
Applications Software	0.9
Auto/Truck Parts & Equipment-Original	0.8
Storage/Warehousing	0.8
Building Products-Air & Heating	0.8
Home Furnishings	0.8
Motion Pictures & Services	0.8
Food-Misc./Diversified	0.7
Audio/Video Products	0.6
Investment Management/Advisor Services	0.6
Office Furnishings-Original	0.6
Retail-Bedding	0.6
Retirement/Aged Care	0.5
Industrial Automated/Robotic	0.5

Transport-Truck	0.5
E-Marketing/Info	0.5
Web Hosting/Design	0.5
Transport-Marine	0.5
Chemicals-Specialty	0.4

100.2%

*	Calculated as a percentage of net assets

257

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 94.4%
Airlines — 0.9%
Spirit Airlines, Inc.†	52,882	$2,210,468

Apparel Manufacturers — 1.0%
G-III Apparel Group, Ltd.†	50,055	2,470,715

Applications Software — 0.9%
Paycom Software, Inc.†	72,466	2,184,850

Audio/Video Products — 0.6%
Harman International Industries, Inc.	21,078	1,567,992

Auto/Truck Parts & Equipment-Original — 0.8%
Gentherm, Inc.†	51,370	2,055,314

Banks-Commercial — 3.1%
East West Bancorp, Inc.	73,395	2,379,466
Signature Bank†	22,922	3,193,951
SVB Financial Group†	20,969	2,124,579

		7,697,996

Building & Construction Products-Misc. — 1.8%
Owens Corning	53,655	2,478,324
Trex Co., Inc.†	55,014	2,066,326

		4,544,650

Building & Construction-Misc. — 1.8%
Dycom Industries, Inc.†	35,576	2,357,266
TopBuild Corp. FRS†	79,751	2,135,732

		4,492,998

Building Products-Air & Heating — 0.8%
Lennox International, Inc.	16,883	2,022,921

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	40,315	2,237,886

Chemicals-Plastics — 0.9%
PolyOne Corp.	82,996	2,245,872

Chemicals-Specialty — 0.4%
Methanex Corp.	42,394	1,124,289

Commercial Services — 1.3%
CoStar Group, Inc.†	18,402	3,227,159

Commercial Services-Finance — 2.0%
Euronet Worldwide, Inc.†	54,939	4,382,484
WEX, Inc.†	8,508	617,766

		5,000,250

Computer Services — 2.2%
EPAM Systems, Inc.†	47,960	3,592,204
Manhattan Associates, Inc.†	31,888	1,838,343

		5,430,547

Computer Software — 2.5%
InterXion Holding NV†	117,585	3,693,345
SS&C Technologies Holdings, Inc.	39,942	2,567,871

		6,261,216

Consulting Services — 1.5%
Advisory Board Co.†	39,418	1,804,162
CEB, Inc.	33,450	1,972,881

		3,777,043

Consumer Products-Misc. — 1.7%
Helen of Troy, Ltd.†	34,637	3,095,509
Jarden Corp.†	24,631	1,306,674

		4,402,183

Security Description	Shares	Value (Note 3)
Containers-Paper/Plastic — 1.0%
Berry Plastics Group, Inc.†	83,189	$2,587,178

Dental Supplies & Equipment — 1.1%
Align Technology, Inc.†	40,317	2,666,566

Diagnostic Equipment — 1.1%
VWR Corp.†	112,937	2,762,439

Distribution/Wholesale — 2.5%
Core-Mark Holding Co., Inc.	36,792	2,990,822
Pool Corp.	38,623	3,263,643

		6,254,465

Diversified Manufacturing Operations — 2.5%
A.O. Smith Corp.	36,634	2,558,885
Carlisle Cos., Inc.	43,325	3,625,436

		6,184,321

Drug Delivery Systems — 1.9%
DexCom, Inc.†	48,321	3,444,321
Flamel Technologies SA ADR†	127,274	1,293,104

		4,737,425

E-Marketing/Info — 0.5%
Marketo, Inc.†	64,922	1,234,167

Electronic Components-Semiconductors — 3.1%
Cavium, Inc.†	66,154	3,821,716
Qorvo, Inc.†	56,901	2,253,280
Silicon Laboratories, Inc.†	38,066	1,735,810

		7,810,806

Electronic Design Automation — 1.4%
Cadence Design Systems, Inc.†	174,263	3,408,584

Enterprise Software/Service — 5.2%
Guidewire Software, Inc.†	84,351	4,642,679
Qlik Technologies, Inc.†	89,107	2,231,239
Tyler Technologies, Inc.†	15,717	2,468,512
Ultimate Software Group, Inc.†	21,258	3,733,543

		13,075,973

Finance-Investment Banker/Broker — 2.0%
E*TRADE Financial Corp.†	162,870	3,837,217
Evercore Partners, Inc., Class A	26,629	1,202,832

		5,040,049

Finance-Other Services — 1.2%
MarketAxess Holdings, Inc.	25,053	2,911,910

Financial Guarantee Insurance — 1.0%
MGIC Investment Corp.†	398,838	2,640,308

Food-Dairy Products — 1.0%
WhiteWave Foods Co.†	64,758	2,444,614

Food-Misc./Diversified — 0.7%
Hain Celestial Group, Inc.†	48,569	1,766,940

Footwear & Related Apparel — 1.0%
Skechers U.S.A., Inc., Class A†	88,326	2,489,910

Home Furnishings — 0.8%
American Woodmark Corp.†	28,534	1,968,846

Human Resources — 2.3%
Team Health Holdings, Inc.†	84,561	3,456,008
TrueBlue, Inc.†	104,363	2,383,651

		5,839,659

258

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.5%
Cognex Corp.	40,975	$1,321,444

Instruments-Controls — 0.9%
Woodward, Inc.	47,778	2,206,866

Investment Management/Advisor Services — 0.6%
WisdomTree Investments, Inc.	124,780	1,497,360

Medical Instruments — 2.2%
Bio-Techne Corp.	32,939	2,723,726
Bruker Corp.†	130,460	2,913,172

		5,636,898

Medical Products — 3.2%
Globus Medical, Inc., Class A†	135,501	3,380,750
Penumbra, Inc.†	22,808	976,182
Wright Medical Group NV†	185,907	3,708,845

		8,065,777

Medical-Biomedical/Gene — 1.5%
Esperion Therapeutics, Inc.†	64,863	965,161
Medivation, Inc.†	52,309	1,710,504
Retrophin, Inc.†	77,713	1,163,364

		3,839,029

Medical-Drugs — 1.5%
Chiasma, Inc.†	45,456	468,197
Pacira Pharmaceuticals, Inc.†	56,221	3,340,652

		3,808,849

Medical-Generic Drugs — 2.5%
Impax Laboratories, Inc.†	99,527	3,729,277
Teligent, Inc.†	356,099	2,556,791

		6,286,068

Medical-Hospitals — 2.0%
Acadia Healthcare Co., Inc.†	54,922	3,351,890
Tenet Healthcare Corp.†	58,805	1,594,791

		4,946,681

Motion Pictures & Services — 0.8%
Lions Gate Entertainment Corp.	72,791	1,903,485

Networking Products — 1.0%
Infinera Corp.†	171,870	2,633,048

Office Furnishings-Original — 0.6%
Steelcase, Inc., Class A	116,535	1,486,987

Oil Companies-Exploration & Production — 1.6%
Diamondback Energy, Inc.†	35,521	2,683,611
RSP Permian, Inc.†	60,334	1,420,866

		4,104,477

Recreational Vehicles — 1.3%
Brunswick Corp.	83,571	3,330,304

Research & Development — 1.2%
PAREXEL International Corp.†	48,523	3,103,531

Resort/Theme Parks — 1.3%
Vail Resorts, Inc.	27,087	3,385,875

Retail-Apparel/Shoe — 1.9%
Burlington Stores, Inc.†	88,347	4,746,884

Retail-Bedding — 0.6%
Mattress Firm Holding Corp.†	38,781	1,415,507

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Restaurants — 3.6%
Jack in the Box, Inc.	36,640	$2,844,729
Papa John’s International, Inc.	30,329	1,448,210
Texas Roadhouse, Inc.	83,495	3,075,121
Zoe’s Kitchen, Inc.†	56,985	1,583,043

		8,951,103

Retirement/Aged Care — 0.5%
Capital Senior Living Corp.†	75,638	1,386,445

Semiconductor Components-Integrated Circuits — 2.1%
Cypress Semiconductor Corp.	297,064	2,334,923
M/A-COM Technology Solutions Holdings, Inc.†	79,954	3,078,229

		5,413,152

Storage/Warehousing — 0.8%
Mobile Mini, Inc.	78,465	2,033,813

Telecommunication Equipment — 1.3%
ARRIS International PLC†	133,366	3,396,832

Theaters — 1.1%
Cinemark Holdings, Inc.	96,727	2,852,479

Therapeutics — 1.2%
Neurocrine Biosciences, Inc.†	73,795	3,139,977

Transport-Marine — 0.5%
Kirby Corp.†	23,153	1,172,699

Transport-Truck — 0.5%
ArcBest Corp.	63,355	1,300,678

Veterinary Diagnostics — 1.7%
VCA, Inc.†	81,119	4,158,971

Web Hosting/Design — 0.5%
Wix.com, Ltd.†	60,256	1,230,428

Total Long-Term Investment Securities (cost $244,274,890)		237,534,156

SHORT-TERM INVESTMENT SECURITIES — 5.8%
Time Deposits — 5.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $14,460,000)	$14,460,000	14,460,000

TOTAL INVESTMENTS (cost $258,734,890)(1)	100.2%	251,994,156
Liabilities in excess of other assets	(0.2)	(429,192)

NET ASSETS	100.0%	$251,564,964

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

259

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$237,534,156	$—	$—	$237,534,156
Short-Term Investment Securities	—	14,460,000	—	14,460,000

Total Investments at Value	$237,534,156	$14,460,000	$—	$251,994,156

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

260

SunAmerica Series Trust SA Marsico Focused Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Retail-Restaurants	10.6%
Internet Content-Entertainment	9.6
E-Commerce/Products	8.1
Medical-Biomedical/Gene	8.0
Web Portals/ISP	7.9
Finance-Credit Card	6.3
Athletic Footwear	6.1
Medical-Drugs	6.0
Retail-Discount	4.9
Applications Software	4.9
Coatings/Paint	4.1
Finance-Investment Banker/Broker	3.9
Medical-HMO	3.8
Retail-Building Products	3.4
Entertainment Software	3.3
Food-Retail	3.3
Repurchase Agreements	3.0
Aerospace/Defense	1.9
Finance-Consumer Loans	1.0

100.1%

*	Calculated as a percentage of net assets

261

SunAmerica Series Trust SA Marsico Focused Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.1%
Aerospace/Defense — 1.9%
Boeing Co.	40,152	$4,823,460

Applications Software — 4.9%
Salesforce.com, Inc.†	179,576	12,221,942

Athletic Footwear — 6.1%
NIKE, Inc., Class B	245,294	15,210,681

Coatings/Paint — 4.1%
Sherwin-Williams Co.	40,240	10,288,161

E-Commerce/Products — 8.1%
Alibaba Group Holding, Ltd. ADR†	162,915	10,920,192
Amazon.com, Inc.†	16,239	9,532,293

		20,452,485

Entertainment Software — 3.3%
Electronic Arts, Inc.†	129,480	8,357,287

Finance-Consumer Loans — 1.0%
Synchrony Financial†	90,302	2,566,383

Finance-Credit Card — 6.3%
Visa, Inc., Class A	213,075	15,871,957

Finance-Investment Banker/Broker — 3.9%
Charles Schwab Corp.	379,476	9,688,022

Food-Retail — 3.3%
Kroger Co.	211,241	8,198,263

Internet Content-Entertainment — 9.6%
Facebook, Inc., Class A†	213,977	24,010,359

Medical-Biomedical/Gene — 8.0%
Amgen, Inc.	33,780	5,159,220
Celgene Corp.†	85,257	8,552,982
Regeneron Pharmaceuticals, Inc.†	15,090	6,339,158

		20,051,360

Medical-Drugs — 6.0%
Novartis AG(1)	109,574	8,499,291
Pacira Pharmaceuticals, Inc.†	111,103	6,601,740

		15,101,031

Security Description	Shares/ Principal Amount	Value (Note 3)
Medical-HMO — 3.8%
UnitedHealth Group, Inc.	83,406	$9,605,035

Retail-Building Products — 3.4%
Home Depot, Inc.	68,601	8,627,262

Retail-Discount — 4.9%
Dollar Tree, Inc.†	151,069	12,284,931

Retail-Restaurants — 10.6%
Chipotle Mexican Grill, Inc.†	29,320	13,281,080
Starbucks Corp.	218,608	13,284,808

		26,565,888

Web Portals/ISP — 7.9%
Alphabet, Inc., Class A†	25,916	19,731,147

Total Long-Term Investment Securities (cost $216,161,073)		243,655,654

REPURCHASE AGREEMENTS — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $7,417,006 and collateralized by $7,440,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2019 and having an approximate value of $7,569,367 (cost $7,417,000)	$7,417,000	7,417,000

TOTAL INVESTMENTS (cost $223,578,073)(2)	100.1%	251,072,654
Liabilities in excess of other assets	(0.1)	(233,780)

NET ASSETS	100.0%	$250,838,874

#	See Note 1
†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $8,499,291 representing 3.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$235,156,363	$8,499,291	**	$—	$243,655,654
Repurchase Agreements	—	7,417,000		—	7,417,000

Total Investments at Value	$235,156,363	$15,916,291		$—	$251,072,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

262

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	30.6%
Semiconductor Equipment	14.0
Electronic Design Automation	7.4
Applications Software	5.8
Semiconductor Components-Integrated Circuits	5.6
Web Portals/ISP	5.0
Computers	4.6
Networking Products	3.8
Commercial Services-Finance	3.1
Finance-Credit Card	2.7
Power Converter/Supply Equipment	2.5
Communications Software	2.1
Computer Software	1.7
Internet Content-Entertainment	1.6
Enterprise Software/Service	1.5
Security Services	1.4
Computers-Periphery Equipment	1.3
Internet Infrastructure Software	0.9
Data Processing/Management	0.9
Computer Services	0.6
Entertainment Software	0.6
Internet Security	0.5
Computers-Memory Devices	0.4
Telecommunication Equipment	0.3
E-Commerce/Products	0.3
Web Hosting/Design	0.2
Electric Products-Misc.	0.2
Industrial Automated/Robotic	0.1

99.7%

*	Calculated as a percentage of net assets

263

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 99.7%
Applications Software — 5.8%
Check Point Software Technologies, Ltd.†	14,434	$1,137,543
Nuance Communications, Inc.†	37,479	660,755
PTC, Inc.†	3,900	115,479
Salesforce.com, Inc.†	6,483	441,233
ServiceNow, Inc.†	1,600	99,536
Verint Systems, Inc.†	11,949	437,453

		2,891,999

Commercial Services-Finance — 3.1%
CPI Card Group, Inc.†	36,806	309,539
Euronet Worldwide, Inc.†	1,991	158,822
PayPal Holdings, Inc.†	3,700	133,718
Sabre Corp.	8,989	230,208
Travelport Worldwide, Ltd.	51,235	557,949
Vantiv, Inc., Class A†	2,800	131,740

		1,521,976

Communications Software — 2.1%
SolarWinds, Inc.†	17,560	1,052,722
Xura, Inc.†	2	43

		1,052,765

Computer Services — 0.6%
CSRA, Inc.	12,100	324,038

Computer Software — 1.7%
AVG Technologies NV†	43,989	830,072

Computers — 4.6%
Apple, Inc.	23,578	2,295,083

Computers-Memory Devices — 0.4%
EMC Corp.	8,500	210,545

Computers-Periphery Equipment — 1.3%
Electronics For Imaging, Inc.†	15,200	628,976

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	7,100	424,083

E-Commerce/Products — 0.3%
eBay, Inc.†	6,000	140,760

Electric Products-Misc. — 0.2%
Mabuchi Motor Co., Ltd(1).	1,800	97,314

Electronic Components-Semiconductors — 30.6%
Avago Technologies, Ltd.	17,898	2,393,141
Broadcom Corp., Class A	42,243	2,309,425
Cavium, Inc.†	11,211	647,659
Lattice Semiconductor Corp.†	124,122	603,233
Mellanox Technologies, Ltd.†	6,000	272,700
Microsemi Corp.†	40,011	1,268,349
ON Semiconductor Corp.†	47,700	408,312
Qorvo, Inc.†	43,520	1,723,392
Rovi Corp.†	77,600	1,510,096
Skyworks Solutions, Inc.	21,226	1,462,896
Synaptics, Inc.†	36,086	2,645,465

		15,244,668

Electronic Design Automation — 7.4%
Synopsys, Inc.†	85,662	3,674,900

Enterprise Software/Service — 1.5%
Oracle Corp.	6,900	250,539
Veeva Systems, Inc., Class A†	14,500	349,450
Xactly Corp†	23,880	166,205

		766,194

Security Description	Shares	Value (Note 3)

Entertainment Software — 0.6%
Activision Blizzard, Inc.	8,729	$303,944

Finance-Credit Card — 2.7%
Visa, Inc., Class A	18,300	1,363,167

Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,200	70,950

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	6,900	774,249

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	4,900	459,522

Internet Security — 0.5%
Mimecast, Ltd.†	30,608	234,763

Networking Products — 3.8%
Arista Networks, Inc.†	10,995	660,030
Cisco Systems, Inc.	38,400	913,536
Palo Alto Networks, Inc.†	2,000	298,980

		1,872,546

Power Converter/Supply Equipment — 2.5%
Advanced Energy Industries, Inc.†	43,892	1,232,487

Security Services — 1.4%
LifeLock, Inc.†	59,000	706,820

Semiconductor Components-Integrated Circuits — 5.6%
Cypress Semiconductor Corp.	71,452	561,613
Maxim Integrated Products, Inc.	52,000	1,736,800
NXP Semiconductors NV†	6,692	500,428

		2,798,841

Semiconductor Equipment — 14.0%
Lam Research Corp.	59,762	4,290,314
Mattson Technology, Inc.†	135,804	473,956
Teradyne, Inc.	114,664	2,227,921

		6,992,191

Telecommunication Equipment — 0.3%
ARRIS International PLC†	6,500	165,555

Web Hosting/Design — 0.2%
Q2 Holdings, Inc.†	3,964	85,860
Wix.com, Ltd.†	1,069	21,829

		107,689

Web Portals/ISP — 5.0%
Alphabet, Inc., Class A†	1,500	1,142,025
Alphabet, Inc., Class C†	1,803	1,339,539

		2,481,564

TOTAL INVESTMENTS (cost $44,143,624)(2)	99.7%	49,667,661
Other assets less liabilities	0.3	158,429

NET ASSETS	100.0%	$49,826,090

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $97,314 representing 0.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

264

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric Products-Misc.	$—	$97,314	**	$—	$97,314
Other Industries	49,570,347	—		—	49,570,347

Total Investments at Value	$49,570,347	$97,314		$—	$49,667,661

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

265

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	5.9%
Insurance-Reinsurance	5.2
Real Estate Investment Trusts	4.4
Time Deposits	3.8
Electric-Integrated	3.3
Auto/Truck Parts & Equipment-Original	3.0
Engineering/R&D Services	2.8
Insurance-Property/Casualty	2.8
Banks-Super Regional	2.5
Building-Residential/Commercial	2.5
Retail-Apparel/Shoe	2.4
Oil-Field Services	2.2
Electronic Components-Misc.	2.0
Computer Services	1.9
Medical-HMO	1.9
Chemicals-Diversified	1.8
Food-Misc./Diversified	1.6
Private Equity	1.6
Gas-Distribution	1.5
Retail-Restaurants	1.5
Insurance-Life/Health	1.5
Computers-Integrated Systems	1.5
Telecom Equipment-Fiber Optics	1.4
Insurance-Multi-line	1.4
Retail-Discount	1.4
Oil Companies-Exploration & Production	1.3
Consulting Services	1.3
Building-Heavy Construction	1.3
Medical-Hospitals	1.3
E-Services/Consulting	1.3
Electronic Parts Distribution	1.3
Machinery-Electrical	1.3
Diversified Manufacturing Operations	1.2
Electronic Measurement Instruments	1.2
Oil Companies-Integrated	1.1
Transport-Services	1.1
Machinery-Construction & Mining	1.1
Retail-Arts & Crafts	1.1
Cable/Satellite TV	1.0
Semiconductor Components-Integrated Circuits	1.0
Consumer Products-Misc.	1.0
Savings & Loans/Thrifts	1.0
Publishing-Books	1.0
Commercial Services	1.0
Footwear & Related Apparel	1.0
Networking Products	1.0
Finance-Investment Banker/Broker	1.0
Oil Refining & Marketing	1.0
Applications Software	1.0
Office Supplies & Forms	1.0
Aerospace/Defense	0.9
Chemicals-Plastics	0.9
E-Commerce/Products	0.9
Retail-Office Supplies	0.9
Steel-Producers	0.9
Food-Dairy Products	0.9
Distribution/Wholesale	0.8
Semiconductor Equipment	0.8
Containers-Paper/Plastic	0.8
Finance-Consumer Loans	0.7

Retail-Computer Equipment	0.6%
Circuit Boards	0.5
Electronic Components-Semiconductors	0.5
Building-Maintenance & Services	0.4

100.2%

*	Calculated as a percentage of net assets

266

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 96.4%
Aerospace/Defense — 0.9%
Spirit AeroSystems Holdings, Inc., Class A†	122,160	$5,179,584

Applications Software — 1.0%
Verint Systems, Inc.†	143,780	5,263,786

Auto/Truck Parts & Equipment-Original — 3.0%
Dana Holding Corp.	479,730	5,703,989
Lear Corp.	63,360	6,578,669
Tenneco, Inc.†	116,480	4,450,701

		16,733,359

Banks-Commercial — 5.9%
Associated Banc-Corp.	258,080	4,529,304
Fulton Financial Corp.	454,620	5,841,867
Synovus Financial Corp.	180,320	5,505,169
Texas Capital Bancshares, Inc.†	100,240	3,578,568
Webster Financial Corp.	170,910	5,669,085
Zions Bancorporation	313,710	7,114,943

		32,238,936

Banks-Super Regional — 2.5%
Comerica, Inc.	201,890	6,924,827
Huntington Bancshares, Inc.	820,560	7,040,405

		13,965,232

Building-Heavy Construction — 1.3%
Granite Construction, Inc.	187,790	7,254,328

Building-Maintenance & Services — 0.4%
ABM Industries, Inc.	68,000	2,042,040

Building-Residential/Commercial — 2.5%
Meritage Homes Corp.†	182,640	6,028,946
PulteGroup, Inc.	472,400	7,917,424

		13,946,370

Cable/Satellite TV — 1.0%
Cable One, Inc.	13,030	5,602,770

Chemicals-Diversified — 1.8%
Huntsman Corp.	475,310	4,101,925
Westlake Chemical Corp.	122,320	5,563,114

		9,665,039

Chemicals-Plastics — 0.9%
A. Schulman, Inc.	202,340	5,123,249

Circuit Boards — 0.5%
TTM Technologies, Inc.†	508,968	2,967,283

Commercial Services — 1.0%
Quanta Services, Inc.†	285,890	5,346,143

Computer Services — 1.9%
Amdocs, Ltd.	128,210	7,018,215
Genpact, Ltd.†	153,100	3,662,152

		10,680,367

Computers-Integrated Systems — 1.5%
NCR Corp.†	378,980	8,087,433

Consulting Services — 1.3%
Booz Allen Hamilton Holding Corp.	261,010	7,383,973

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	61,570	5,502,511

Security Description	Shares	Value (Note 3)
Containers-Paper/Plastic — 0.8%
Graphic Packaging Holding Co.	370,650	$4,210,584

Distribution/Wholesale — 0.8%
WESCO International, Inc.†	112,290	4,534,270

Diversified Manufacturing Operations — 1.2%
ITT Corp.	204,170	6,625,317

E-Commerce/Products — 0.9%
Shutterfly, Inc.†	122,960	5,121,284

E-Services/Consulting — 1.3%
CDW Corp.	185,430	7,129,784

Electric-Integrated — 3.3%
PNM Resources, Inc.	302,080	9,488,333
Westar Energy, Inc.	193,430	8,425,811

		17,914,144

Electronic Components-Misc. — 2.0%
Celestica, Inc.†	327,950	2,971,227
Vishay Intertechnology, Inc.	702,240	8,047,670

		11,018,897

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc.†	751,620	1,653,564
Fairchild Semiconductor International, Inc.†	50,403	1,032,757

		2,686,321

Electronic Measurement Instruments — 1.2%
Keysight Technologies, Inc.†	270,630	6,332,742

Electronic Parts Distribution — 1.3%
Avnet, Inc.	177,180	7,073,026

Engineering/R&D Services — 2.8%
AECOM†	301,008	8,259,660
EMCOR Group, Inc.	159,530	7,290,521

		15,550,181

Finance-Consumer Loans — 0.7%
SLM Corp.†	637,710	4,081,344

Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	223,920	5,275,555

Food-Dairy Products — 0.9%
Dean Foods Co.	245,035	4,895,799

Food-Misc./Diversified — 1.6%
Ingredion, Inc.	88,670	8,930,842

Footwear & Related Apparel — 1.0%
Crocs, Inc.†	580,110	5,342,813

Gas-Distribution — 1.5%
Southwest Gas Corp.	142,550	8,386,217

Insurance-Life/Health — 1.5%
CNO Financial Group, Inc.	476,540	8,291,796

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	106,560	7,563,629

Insurance-Property/Casualty — 2.8%
First American Financial Corp.	227,900	7,832,923
Hanover Insurance Group, Inc.	90,850	7,403,366

		15,236,289

267

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Insurance-Reinsurance — 5.2%
Aspen Insurance Holdings, Ltd.	177,570	$8,258,781
Essent Group, Ltd.†	292,666	5,259,208
Reinsurance Group of America, Inc.	80,300	6,763,669
Validus Holdings, Ltd.	190,840	8,442,761

		28,724,419

Machinery-Construction & Mining — 1.1%
Oshkosh Corp.	183,940	6,057,144

Machinery-Electrical — 1.3%
Regal Beloit Corp.	125,720	7,066,721

Medical-HMO — 1.9%
Molina Healthcare, Inc.†	71,080	3,903,003
WellCare Health Plans, Inc.†	83,670	6,357,246

		10,260,249

Medical-Hospitals — 1.3%
LifePoint Health, Inc.†	102,346	7,142,727

Networking Products — 1.0%
Polycom, Inc.†	521,170	5,310,722

Office Supplies & Forms — 1.0%
Avery Dennison Corp.	86,410	5,261,505

Oil Companies-Exploration & Production — 1.3%
QEP Resources, Inc.	579,120	7,424,318

Oil Companies-Integrated — 1.1%
Murphy Oil Corp.	317,880	6,233,627

Oil Refining & Marketing — 1.0%
Murphy USA, Inc.†	91,180	5,274,763

Oil-Field Services — 2.2%
MRC Global, Inc.†	622,410	6,255,221
RPC, Inc.	482,300	6,014,281

		12,269,502

Private Equity — 1.6%
Gramercy Property Trust	1,176,557	8,600,632

Publishing-Books — 1.0%
Scholastic Corp.	155,850	5,350,331

Real Estate Investment Trusts — 4.4%
DDR Corp.	337,840	5,780,442
LTC Properties, Inc.	176,250	7,848,413
Mid-America Apartment Communities, Inc.	70,050	6,572,091
RLJ Lodging Trust	219,980	4,023,434

		24,224,380

Retail-Apparel/Shoe — 2.4%
Caleres, Inc.	206,160	5,541,581
Children’s Place, Inc.	113,760	7,405,776

		12,947,357

Retail-Arts & Crafts — 1.1%
Michaels Cos., Inc.†	267,220	5,825,396

Retail-Computer Equipment — 0.6%
GameStop Corp., Class A	117,810	3,087,800

Retail-Discount — 1.4%
Big Lots, Inc.	194,770	7,553,181

Security Description	Shares/ Principal Amount	Value (Note 3)
Retail-Office Supplies — 0.9%
Office Depot, Inc.†	980,375	$5,048,931

Retail-Restaurants — 1.5%
Bloomin’ Brands, Inc.	471,690	8,330,045

Savings & Loans/Thrifts — 1.0%
First Niagara Financial Group, Inc.	548,230	5,367,172

Semiconductor Components-Integrated Circuits — 1.0%
Cypress Semiconductor Corp.	705,460	5,544,916

Semiconductor Equipment — 0.8%
Lam Research Corp.	61,970	4,448,826

Steel-Producers — 0.9%
Steel Dynamics, Inc.	268,780	4,932,113

Telecom Equipment-Fiber Optics — 1.4%
Finisar Corp.†	610,780	7,756,906

Transport-Services — 1.1%
Ryder System, Inc.	115,280	6,129,438

Total Long-Term Investment Securities (cost $544,025,305)		529,356,358

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Time Deposits — 3.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $20,718,000)	$20,718,000	20,718,000

TOTAL INVESTMENTS (cost $564,743,305)(1)	100.2%	550,074,358
Liabilities in excess of other assets	(0.2)	(845,179)

NET ASSETS	100.0%	$549,229,179

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

268

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$529,356,358	$—	$—	$529,356,358
Short-Term Investment Securities	—	20,718,000	—	20,718,000

Total Investments at Value	$529,356,358	$20,718,000	$—	$550,074,358

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

269

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	13.4%
Medical-Drugs	9.4
Oil Companies-Integrated	5.9
Auto-Cars/Light Trucks	4.8
Insurance-Life/Health	4.1
Insurance-Multi-line	3.7
Tobacco	3.5
Telephone-Integrated	2.9
Food-Misc./Diversified	2.5
Real Estate Operations & Development	2.2
Electric-Integrated	2.0
Cellular Telecom	2.0
Diversified Banking Institutions	2.0
Building-Heavy Construction	1.9
Import/Export	1.8
Diversified Manufacturing Operations	1.8
Oil Companies-Exploration & Production	1.8
Advertising Agencies	1.8
Telecom Services	1.7
Audio/Video Products	1.6
Repurchase Agreements	1.6
Wireless Equipment	1.4
Water	1.3
Electronic Components-Semiconductors	1.3
Airlines	1.3
Insurance-Property/Casualty	1.2
Brewery	1.2
Cosmetics & Toiletries	1.1
Insurance-Reinsurance	1.1
Aerospace/Defense-Equipment	1.0
Chemicals-Diversified	1.0
Electronic Components-Misc.	1.0
Airport Development/Maintenance	1.0
Aerospace/Defense	0.9
Food-Confectionery	0.9
Food-Retail	0.8
Cable/Satellite TV	0.8
Real Estate Investment Trusts	0.8
Computers	0.7
Toys	0.7
Distribution/Wholesale	0.7
Real Estate Management/Services	0.7
Motorcycle/Motor Scooter	0.7
Electric-Generation	0.7
Building & Construction Products-Misc.	0.7
Private Equity	0.6
Building Products-Cement	0.6
Finance-Credit Card	0.6
Gas-Distribution	0.5
Storage/Warehousing	0.5
Soap & Cleaning Preparation	0.5
Internet Connectivity Services	0.4
Television	0.4
Female Health Care Products	0.3
Metal-Diversified	0.2

100.0%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	23.2%
United Kingdom	15.9
France	12.6
Germany	6.4
Netherlands	6.0
Switzerland	5.6
Ireland	3.7
Canada	3.4
United States	3.3
Australia	2.9
Jersey	2.7
Hong Kong	2.5
Sweden	1.9
Finland	1.4
Spain	1.4
South Korea	1.3
Belgium	1.2
Cayman Islands	1.0
New Zealand	1.0
Italy	0.8
Denmark	0.8
Norway	0.5
Bermuda	0.5

100.0%

*	Calculated as a percentage of net assets

270

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 98.4%
Australia — 2.9%
Asaleo Care, Ltd.(1)	837,968	$928,398
Bank of Queensland, Ltd.(1)	606,182	5,667,744
Challenger, Ltd.(1)	594,535	3,379,266

		9,975,408

Belgium — 1.2%
Anheuser-Busch InBev SA/NV(1)	32,445	4,085,577

Bermuda — 0.5%
Skyworth Digital Holdings, Ltd.(1)	3,256,000	1,697,783

Canada — 3.4%
BCE, Inc.	60,500	2,437,015
Encana Corp.	291,900	1,281,451
Intact Financial Corp.	46,800	2,806,196
Suncor Energy, Inc.	209,600	4,964,329

		11,488,991

Cayman Islands — 1.0%
Casetek Holdings, Ltd.(1)	646,000	3,369,303

Denmark — 0.8%
Danske Bank A/S(1)	99,348	2,671,385

Finland — 1.4%
Nokia OYJ†(1)	640,407	4,630,703

France — 12.6%
Alcatel-Lucent†(1)	23,978	94,888
AXA SA(1)	227,755	5,640,245
Cie de Saint-Gobain(1)	56,634	2,349,887
Eurazeo SA(1)	35,485	2,179,345
Natixis SA(1)	406,253	1,995,890
Sanofi(1)	144,002	12,091,649
SCOR SE(1)	107,805	3,763,186
TOTAL SA(1)	81,540	3,628,008
Veolia Environnement SA(1)	185,888	4,481,857
Vinci SA(1)	97,453	6,608,850

		42,833,805

Germany — 6.4%
Allianz SE(1)	16,992	2,742,510
Bayer AG(1)	36,748	4,122,281
Daimler AG(1)	55,357	3,853,731
Henkel AG & Co. KGaA(1) (Preference Shares)	16,201	1,719,389
RWE AG(1)	240,411	3,350,819
Siemens AG(1)	63,847	6,111,991

		21,900,721

Hong Kong — 2.5%
AIA Group, Ltd.(1)	749,400	4,198,487
Hang Lung Group, Ltd.(1)	699,000	1,934,552
Lenovo Group, Ltd.(1)	2,858,000	2,552,472

		8,685,511

Ireland — 3.7%
Bank of Ireland†(1)	9,847,314	3,263,475
CRH PLC(1)	79,563	2,122,927
Kerry Group PLC, Class A (ISE)(1)	48,097	3,927,505
Kerry Group PLC, Class A (LSE)(1)	9,593	783,000
Permanent TSB Group Holdings PLC†(1)	612,058	2,597,288

		12,694,195

Security Description	Shares	Value (Note 3)

Italy — 0.8%
Telecom Italia SpA RSP(1)	3,006,052	$2,709,210

Japan — 23.2%
Astellas Pharma, Inc.(1)	484,100	6,711,724
Electric Power Development Co., Ltd.(1)	72,000	2,428,869
ITOCHU Corp.(1)	191,700	2,266,549
Japan Airlines Co., Ltd.(1)	115,000	4,304,118
Japan Hotel REIT Investment Corp.(1)	3,370	2,559,021
Japan Tobacco, Inc.(1)	161,200	6,298,470
KDDI Corp.(1)	137,100	3,466,201
Mitsubishi Corp.(1)	241,700	3,869,737
Mitsubishi Estate Co., Ltd.(1)	125,000	2,477,637
Mitsui Fudosan Co., Ltd.(1)	138,000	3,244,573
Mizuho Financial Group, Inc.(1)	1,619,800	2,796,571
Nintendo Co., Ltd.(1)	18,100	2,549,280
Nippon Telegraph & Telephone Corp.(1)	85,400	3,632,962
Nissan Motor Co., Ltd.(1)	671,300	6,658,107
Panasonic Corp.(1)	408,500	3,824,358
Seven & i Holdings Co., Ltd.(1)	61,400	2,730,334
Shinsei Bank, Ltd.(1)	1,417,000	2,207,411
Sumitomo Mitsui Financial Group, Inc.(1)	153,500	5,154,944
Sumitomo Realty & Development Co., Ltd.(1)	77,000	2,158,638
Sumitomo Warehouse Co., Ltd.(1)	335,000	1,736,807
Toyota Motor Corp.(1)	95,100	5,743,374
Yamaha Motor Co., Ltd.(1)	121,800	2,434,570

		79,254,255

Jersey — 2.7%
Glencore PLC(1)	636,352	823,348
Wolseley PLC(1)	50,448	2,495,983
WPP PLC(1)	277,039	6,029,694

		9,349,025

Netherlands — 6.0%
Airbus Group SE(1)	55,319	3,479,451
Akzo Nobel NV(1)	53,664	3,444,734
ING Groep NV CVA(1)	835,538	9,644,798
Unilever NV CVA(1)	84,848	3,784,065

		20,353,048

New Zealand — 1.0%
Spark New Zealand, Ltd.(1)	1,488,188	3,255,531

Norway — 0.5%
DNB ASA(1)	142,911	1,733,439

South Korea — 1.3%
Samsung Electronics Co., Ltd.(1)	4,542	4,384,444

Spain — 1.4%
Aena SA†*(1)	29,590	3,300,208
Atresmedia Corp. de Medios de Comunicacion SA(1)	139,710	1,322,950

		4,623,158

Sweden — 1.9%
Com Hem Holding AB(1)	168,676	1,427,084
Skandinaviska Enskilda Banken AB, Class A(1)	262,219	2,528,274
Swedbank AB, Class A(1)	120,220	2,530,943

		6,486,301

271

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)

COMMON STOCKS (continued)
Switzerland — 5.6%
Barry Callebaut AG(1)	2,552	$2,918,782
Chubb, Ltd.	36,706	4,150,348
Credit Suisse Group AG(1)	127,600	2,252,539
Nestle SA(1)	56,675	4,174,478
Novartis AG(1)	40,392	3,133,073
UBS Group AG(1)	152,757	2,522,140

		19,151,360

United Kingdom — 15.9%
Admiral Group PLC(1)	56,699	1,440,658
AstraZeneca PLC(1)	92,132	5,894,000
BAE Systems PLC(1)	412,293	3,042,980
BG Group PLC(1)	318,121	4,822,441
Centrica PLC(1)	601,628	1,766,494
Liberty Global PLC, Class C†	80,700	2,688,117
Metro Bank PLC(2)(3)	54,618	1,681,023
Prudential PLC(1)	318,564	6,261,786
Royal Dutch Shell PLC, Class A(1)	509,481	11,183,714
SSE PLC(1)	169,587	3,523,675
Virgin Money Holdings UK PLC(1)	687,439	3,098,086

Security Description	Shares	Value (Note 3)
Vodafone Group PLC(1)	2,144,189	$6,859,010
Worldpay Group PLC†*(1)	461,175	2,065,023

		54,327,007

United States — 1.7%
Philip Morris International, Inc.	65,000	5,850,649

Total Long-Term Investment Securities (cost $354,960,456)		335,510,809

Repurchase Agreements — 1.6%
Agreement with Bank of America NA, bearing interest at 0.31%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $5,389,139 and collateralized by $5,358,400 of United States Treasury Notes, bearing interest at 3.13%, due 10/31/2016 and having an approximate value of $5,501,947 (cost $5,389,000)	$5,389,000	$5,389,000

TOTAL INVESTMENTS (cost $360,349,456)(4)	100.0%	340,899,809
Liabilities in excess of other assets	0.0	(34,945)

NET ASSETS	100.0%	$340,864,864

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $5,365,231 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $309,651,681 representing 90.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(3)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $1,681,023 representing 0.5% of net assets.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction of public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2016, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Metro Bank PLC	01/15/2014	$54,618	$1,162,645	$1,681,023	$30.78	0.49%

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

272

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	945,100	USD	679,759	04/20/2016	$5,080	$—
	USD	3,647,654	GBP	2,418,500	03/16/2016	—	(201,281)

						5,080	(201,281)

Barclays Bank PLC	CAD	1,023,000	USD	735,849	04/20/2016	5,559	—
	HKD	11,717,500	USD	1,512,459	02/17/2016	6,423	—
	JPY	660,468,400	USD	5,557,719	02/17/2016	100,818	—
	SGD	930,500	USD	651,898	02/17/2016	—	(1,116)
	USD	5,995,805	HKD	46,453,400	02/17/2016	—	(25,205)
	USD	7,152,747	JPY	873,057,100	02/17/2016	60,598	—
	USD	2,775,484	SGD	3,899,000	02/17/2016	—	(39,209)
	USD	2,367,899	CHF	2,423,900	03/16/2016	2,512	—
	USD	546,988	EUR	513,300	03/16/2016	9,679	—
	USD	189,080	CAD	266,900	04/20/2016	1,452	—

						187,041	(65,530)

Citibank N.A.	CAD	1,901,200	USD	1,367,730	04/20/2016	10,518	—
	DKK	7,955,300	USD	1,150,656	03/16/2016	—	(5,548)
	EUR	6,643,300	USD	7,077,406	03/16/2016	—	(127,157)
	JPY	326,884,600	USD	2,664,239	02/17/2016	—	(36,537)
	USD	2,893,960	JPY	351,059,000	02/17/2016	6,548	—

						17,066	(169,242)

Credit Suisse International	CAD	691,400	USD	497,600	04/20/2016	$4,029	$—
	JPY	144,314,300	USD	1,239,984	02/17/2016	47,635	—
	USD	1,219,072	JPY	144,314,300	02/17/2016	—	(26,722)
	USD	3,879,628	AUD	5,428,900	04/20/2016	—	(51,385)

						51,664	(78,107)

Deutsche Bank AG	CAD	1,457,000	USD	1,048,195	04/20/2016	8,085	—
	USD	3,743,729	GBP	2,495,600	03/16/2016	—	(187,488)
	USD	1,720,691	AUD	2,407,100	04/20/2016	—	(23,301)

						8,085	(210,789)

HSBC Bank USA	CAD	1,569,000	USD	1,128,704	04/20/2016	8,640	—
	EUR	954,600	USD	1,039,559	03/16/2016	4,309	—
	USD	651,145	GBP	431,700	03/16/2016	—	(35,971)
	USD	2,771,801	AUD	3,878,000	04/20/2016	—	(37,191)

						12,949	(73,162)

JPMorgan Chase Bank	GBP	2,703,600	USD	4,072,311	03/16/2016	219,669	—
	JPY	118,371,000	USD	999,876	02/17/2016	21,875	—
	NZD	3,945,700	USD	2,642,396	04/20/2016	98,900	—
	USD	963,545	JPY	118,371,000	02/17/2016	14,456	—
	USD	1,872,038	SGD	2,630,700	02/17/2016	—	(25,842)
	USD	2,657,405	CHF	2,718,100	03/16/2016	714	—
	USD	1,950,950	EUR	1,831,500	03/16/2016	35,285	—
	USD	4,505,552	GBP	2,987,400	03/16/2016	—	(248,494)
	USD	1,856,154	NOK	16,069,900	03/16/2016	—	(5,929)
	USD	2,294,992	SEK	19,894,600	03/16/2016	25,808	—
	USD	1,137,219	CAD	1,625,500	04/20/2016	23,180	—

						439,887	(280,265)

State Street Bank and Trust Co.	CAD	1,268,800	USD	912,596	04/20/2016	6,836	—
	EUR	5,367,200	USD	5,876,027	03/16/2016	55,377	—
	GBP	3,648,600	USD	5,505,053	03/16/2016	305,781	—
	SEK	25,103,200	USD	2,924,012	03/16/2016	—	(4,397)
	USD	3,938,640	EUR	3,621,400	03/16/2016	—	(11,283)
	USD	5,240,274	GBP	3,696,900	03/16/2016	27,824	—
	USD	3,330,107	SEK	28,630,400	03/16/2016	9,766	—
	USD	2,399,437	AUD	3,357,500	04/20/2016	—	(31,863)
	USD	2,537,596	ILS	9,937,100	04/20/2016	—	(23,366)

						405,584	(70,909)

273

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	CAD	4,375,900	USD	3,147,767	04/20/2016	23,937	—
	CHF	739,200	USD	741,127	03/16/2016	18,239	—
	USD	2,793,344	CHF	2,801,400	03/16/2016	—	(53,763)
	USD	2,857,833	GBP	1,894,700	03/16/2016	—	(157,877)
	USD	3,010,032	AUD	4,210,600	04/20/2016	—	(40,886)
	USD	328,110	CAD	471,100	04/20/2016	8,195	—

						50,371	(252,526)

Westpac Banking Corp.	CAD	4,112,100	USD	2,957,877	04/20/2016	22,367	—
	USD	333,750	CAD	469,400	04/20/2016	1,341	—

						23,708	—

Net Unrealized Appreciation/(Depreciation)						$1,201,435	$(1,401,811)

AUD	— Australian dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$2,688,117	$49,957,867	**	$1,681,023	$54,327,007
Other Countries	21,489,988	259,693,814	**	—	281,183,802
Repurchase Agreements	—	5,389,000		—	5,389,000

Total Investments at Value	$24,178,105	$315,040,681		$1,681,023	$340,899,809

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,201,435		$—	$1,201,435

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,401,811		$—	$1,401,811

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

274

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	7.6%
Diversified Banking Institutions	4.3
Banks-Commercial	4.2
Oil Companies-Integrated	3.1
Insurance-Multi-line	2.9
Tobacco	2.6
Telephone-Integrated	2.4
Banks-Super Regional	2.4
Computers	2.1
Diversified Manufacturing Operations	2.0
Medical-Biomedical/Gene	1.9
Applications Software	1.9
Auto-Cars/Light Trucks	1.8
Computer Services	1.7
Web Portals/ISP	1.5
Food-Misc./Diversified	1.4
Building-Residential/Commercial	1.4
Oil Refining & Marketing	1.2
Oil Companies-Exploration & Production	1.2
Chemicals-Diversified	1.2
E-Commerce/Products	1.2
Airlines	1.1
Electronic Components-Semiconductors	1.1
Television	1.1
Medical Products	1.1
Food-Retail	1.1
Electric-Integrated	1.1
Repurchase Agreements	1.1
Internet Content-Entertainment	1.1
Insurance-Life/Health	1.0
Cosmetics & Toiletries	1.0
Aerospace/Defense	1.0
Commercial Services-Finance	0.9
Auto/Truck Parts & Equipment-Original	0.9
Diagnostic Equipment	0.9
Real Estate Operations & Development	0.8
Cable/Satellite TV	0.8
Tools-Hand Held	0.8
Semiconductor Equipment	0.8
Brewery	0.8
Retail-Apparel/Shoe	0.8
Retail-Drug Store	0.8
Soap & Cleaning Preparation	0.8
Real Estate Investment Trusts	0.7
Multimedia	0.7
Medical-Generic Drugs	0.7
Medical-HMO	0.7
Building & Construction-Misc.	0.7
Insurance-Reinsurance	0.7
Chemicals-Specialty	0.7
Finance-Credit Card	0.7
Casino Hotels	0.7
Human Resources	0.6
Import/Export	0.6
Cellular Telecom	0.6
Retail-Building Products	0.6
Agricultural Chemicals	0.6
Instruments-Controls	0.6
Metal-Diversified	0.5
Medical Instruments	0.5
Investment Management/Advisor Services	0.5

Oil-Field Services	0.4%
Networking Products	0.4
Building-Heavy Construction	0.4
Leisure Products	0.4
Finance-Leasing Companies	0.4
Beverages-Non-alcoholic	0.4
Photo Equipment & Supplies	0.4
Engineering/R&D Services	0.4
Real Estate Management/Services	0.4
Building Products-Cement	0.4
Finance-Other Services	0.4
Dialysis Centers	0.4
Non-Hazardous Waste Disposal	0.4
Advertising Agencies	0.4
Retail-Jewelry	0.4
Apparel Manufacturers	0.4
Commercial Services	0.4
Gas-Distribution	0.4
Finance-Consumer Loans	0.4
Medical-Wholesale Drug Distribution	0.4
Advertising Sales	0.4
Entertainment Software	0.4
Beverages-Wine/Spirits	0.4
Telecommunication Equipment	0.4
Rubber-Tires	0.3
Athletic Footwear	0.3
Retail-Restaurants	0.3
Electronics-Military	0.3
Computers-Memory Devices	0.3
Broadcast Services/Program	0.3
Lighting Products & Systems	0.3
E-Commerce/Services	0.3
Building & Construction Products-Misc.	0.3
Semiconductor Components-Integrated Circuits	0.3
Metal-Aluminum	0.3
Electronic Connectors	0.3
Transport-Rail	0.3
Textile-Home Furnishings	0.3
Private Equity	0.3
Paper & Related Products	0.3
Data Processing/Management	0.3
Consumer Products-Misc.	0.3
Transport-Services	0.3
Cruise Lines	0.3
Medical-Hospitals	0.3
Printing-Commercial	0.3
Publishing-Periodicals	0.3
X-Ray Equipment	0.3
Insurance-Property/Casualty	0.3
Computer Software	0.3

99.7%

*	Calculated as a percentage of net assets

275

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited) — (continued)

Country Allocation*

United States	55.6%
Japan	7.7
United Kingdom	6.5
Switzerland	4.5
France	3.8
Ireland	3.3
Netherlands	2.9
Germany	2.8
Canada	1.7
Italy	1.4
Australia	1.1
Spain	1.1
Belgium	1.0
Sweden	1.0
Cayman Islands	0.9
Norway	0.6
Israel	0.4
Singapore	0.4
Jersey	0.4
Denmark	0.4
India	0.4
China	0.3
Finland	0.3
South Korea	0.3
Hong Kong	0.3
Liberia	0.3
Isle of Man	0.3

99.7%

*	Calculated as a percentage of net assets

276

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 98.6%
Australia — 1.1%
Star Entertainment Group, Ltd.(1)	481,449	$1,848,089
Westpac Banking Corp.(1)	114,610	2,530,107
Woodside Petroleum, Ltd.(1)	96,412	1,941,778

		6,319,974

Belgium — 1.0%
Ageas(1)	47,778	1,938,546
bpost SA(1)	70,991	1,689,432
Delhaize Group(1)	20,141	2,116,937

		5,744,915

Canada — 1.7%
Brookfield Asset Management, Inc., Class A	62,684	1,892,288
Canadian Imperial Bank of Commerce	34,738	2,262,471
Cenovus Energy, Inc.	161,553	1,990,438
Loblaw Cos., Ltd.	35,830	1,682,672
Suncor Energy, Inc.	76,016	1,800,422

		9,628,291

Cayman Islands — 0.9%
Cheung Kong Property Holdings, Ltd.(1)	241,500	1,307,332
CK Hutchison Holdings, Ltd.(1)	125,000	1,556,722
Sands China, Ltd.(1)	560,400	1,962,450

		4,826,504

China — 0.3%
China Construction Bank Corp.(1)	2,864,000	1,772,131

Denmark — 0.4%
Pandora A/S(1)	15,288	2,041,497

Finland — 0.3%
UPM-Kymmene Oyj(1)	106,035	1,725,368

France — 3.8%
AXA SA(1)	123,603	3,060,970
BNP Paribas SA(1)	47,691	2,266,655
Cap Gemini SA(1)	21,207	1,937,127
Orange SA(1)	155,239	2,780,645
Renault SA(1)	17,057	1,445,221
Safran SA(1)	29,388	1,917,691
Sanofi(1)	23,642	1,985,186
Teleperformance(1)	24,122	2,011,754
Valeo SA(1)	14,327	1,860,272
Vinci SA(1)	33,484	2,270,743

		21,536,264

Germany — 2.8%
Bayer AG(1)	29,508	3,310,120
Bayerische Motoren Werke AG(1)	28,713	2,384,087
Continental AG(1)	9,285	1,939,013
Fresenius Medical Care AG & Co. KGaA(1)	23,805	2,105,553
HeidelbergCement AG(1)	29,228	2,144,998
Henkel AG & Co. KGaA (Preference Shares)(1)	20,007	2,123,314
OSRAM Licht AG(1)	42,159	1,876,967

		15,884,052

Security Description	Shares	Value (Note 3)
Hong Kong — 0.3%
China Overseas Land & Investment, Ltd.(1)	586,000	$1,683,482

India — 0.4%
HDFC Bank, Ltd. ADR	33,059	1,994,449

Ireland — 3.3%
Accenture PLC, Class A	29,535	3,117,124
Allergan PLC†	14,992	4,264,175
Eaton Corp. PLC	41,335	2,087,831
Ingersoll-Rand PLC	39,294	2,022,462
Pentair PLC	31,957	1,505,814
Perrigo Co. PLC	12,254	1,771,683
Ryanair Holdings PLC ADR	24,481	1,918,086
XL Group PLC	52,592	1,906,986

		18,594,161

Isle of Man — 0.3%
Playtech PLC(1)	129,470	1,419,954

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	39,542	2,431,042

Italy — 1.4%
Enel SpA(1)	446,209	1,825,836
Intesa Sanpaolo SpA(1)	937,800	2,672,897
Mediobanca SpA(1)	185,722	1,488,531
Telecom Italia SpA†(1)	1,701,909	1,890,469

		7,877,733

Japan — 7.7%
Bank of Yokohama, Ltd.(1)	301,000	1,602,344
Daicel Corp.(1)	137,100	2,012,677
Fuji Heavy Industries, Ltd.(1)	58,800	2,402,954
FUJIFILM Holdings Corp.(1)	56,800	2,192,758
ITOCHU Corp.(1)	149,400	1,766,418
Japan Tobacco, Inc.(1)	53,600	2,094,281
KDDI Corp.(1)	95,800	2,422,043
Mazda Motor Corp.(1)	98,100	1,781,999
Mitsubishi Corp.(1)	119,500	1,913,254
Mitsubishi UFJ Financial Group, Inc.(1)	499,600	2,574,692
Nippon Telegraph & Telephone Corp.(1)	58,000	2,467,351
Nissan Motor Co., Ltd.(1)	230,900	2,290,119
Obayashi Corp.(1)	193,000	1,740,737
ORIX Corp.(1)	155,700	2,209,733
Sekisui House, Ltd.(1)	132,700	2,085,560
Sompo Japan Nipponkoa Holdings, Inc.(1)	51,800	1,535,280
Sumitomo Chemical Co., Ltd.(1)	293,000	1,484,314
Sumitomo Electric Industries, Ltd.(1)	125,100	1,647,740
Sumitomo Mitsui Financial Group, Inc.(1)	90,900	3,052,667
West Japan Railway Co.(1)	27,800	1,800,380
Yamaha Corp.(1)	93,500	2,224,930

		43,302,231

Jersey — 0.4%
Shire PLC(1)	39,278	2,203,108

Liberia — 0.3%
Royal Caribbean Cruises, Ltd.	20,478	1,678,377

277

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Netherlands — 2.9%
Heineken NV(1)	23,650	$2,056,579
ING Groep NV CVA(1)	180,498	2,083,528
LyondellBasell Industries NV, Class A	32,494	2,533,557
NN Group NV(1)	64,142	2,173,735
NXP Semiconductors NV†	24,646	1,843,028
RELX NV(1)	121,458	2,032,429
Unilever NV CVA(1)	77,468	3,454,930

		16,177,786

Norway — 0.6%
Norsk Hydro ASA(1)	540,955	1,817,129
Yara International ASA(1)	36,488	1,388,613

		3,205,742

Singapore — 0.4%
Avago Technologies, Ltd.	16,656	2,227,074

South Korea — 0.3%
Samsung Electronics Co., Ltd.(1)	1,786	1,724,046

Spain — 1.1%
Ferrovial SA(1)	99,718	2,197,125
Iberdrola SA(1)	270,289	1,904,293
Repsol SA(1)	176,720	1,840,459

		5,941,877

Sweden — 1.0%
Svenska Cellulosa AB SCA, Class B(1)	64,830	1,919,926
Swedish Match AB(1)	51,510	1,831,741
Trelleborg AB, Class B(1)	96,615	1,672,858

		5,424,525

Switzerland — 4.5%
Actelion, Ltd.†(1)	11,558	1,528,831
Adecco SA(1)	31,110	1,920,405
Chubb, Ltd.	24,300	2,747,601
Lonza Group AG(1)	12,189	1,866,889
Novartis AG(1)	69,598	5,398,486
Roche Holding AG(1)	19,520	5,078,339
Swiss Re AG(1)	21,324	1,980,550
TE Connectivity, Ltd.	31,601	1,806,313
UBS Group AG(1)	187,125	3,089,583

		25,416,997

United Kingdom — 6.5%
3i Group PLC(1)	276,393	1,754,436
Barclays PLC(1)	788,011	2,104,602
Barratt Developments PLC(1)	209,042	1,794,756
British Land Co. PLC(1)	205,314	2,177,578
BT Group PLC(1)	275,415	1,915,698
Direct Line Insurance Group PLC(1)	346,084	1,855,126
Imperial Tobacco Group PLC(1)	50,774	2,750,936
Informa PLC(1)	217,335	1,978,730
ITV PLC(1)	547,022	2,088,852
Lloyds Banking Group PLC(1)	2,155,055	2,021,481
Persimmon PLC(1)	62,287	1,815,050
Prudential PLC(1)	90,005	1,769,164
Reckitt Benckiser Group PLC(1)	22,284	1,988,373
Rio Tinto PLC(1)	108,433	2,666,965
Royal Dutch Shell PLC, Class A(1)	202,669	4,435,137
Vodafone Group PLC(1)	1,075,038	3,438,921

		36,555,805

Security Description	Shares	Value (Note 3)
United States — 54.5%
Abbott Laboratories	67,428	$2,552,150
Aetna, Inc.	22,519	2,293,335
Alphabet, Inc., Class C†	11,498	8,542,439
Altria Group, Inc.	73,185	4,472,335
Amazon.com, Inc.†	8,997	5,281,239
Amgen, Inc.	23,641	3,610,690
Apple, Inc.	120,241	11,704,259
AT&T, Inc.	75,590	2,725,775
AvalonBay Communities, Inc.	11,300	1,937,837
Bank of America Corp.	344,567	4,872,177
Biogen, Inc.†	12,450	3,399,597
BlackRock, Inc.	8,052	2,530,422
Boston Scientific Corp.†	146,736	2,572,282
Broadcom Corp., Class A	40,146	2,194,782
Broadridge Financial Solutions, Inc.	31,946	1,711,028
Capital One Financial Corp.	36,479	2,393,752
CBS Corp., Class B	48,770	2,316,575
Chevron Corp.	30,018	2,595,656
Cigna Corp.	14,086	1,881,890
Cisco Systems, Inc.	97,312	2,315,052
Citigroup, Inc.	109,864	4,678,009
Cognizant Technology Solutions Corp., Class A†	41,375	2,619,451
Comcast Corp., Class A	85,245	4,748,999
ConAgra Foods, Inc.	50,076	2,085,165
Constellation Brands, Inc., Class A	13,076	1,993,828
CVS Health Corp.	27,268	2,633,816
Darden Restaurants, Inc.	30,594	1,929,258
Delta Air Lines, Inc.	48,552	2,150,368
Deluxe Corp.	28,906	1,615,845
Devon Energy Corp.	75,242	2,099,252
Discovery Communications, Inc., Class A†	68,204	1,881,748
Dow Chemical Co.	67,878	2,850,876
Dr Pepper Snapple Group, Inc.	23,385	2,194,448
East West Bancorp, Inc.	60,541	1,962,739
eBay, Inc.†	65,870	1,545,310
Electronic Arts, Inc.†	30,978	1,999,475
Eli Lilly & Co.	26,125	2,066,488
Exxon Mobil Corp.	57,771	4,497,472
Facebook, Inc., Class A†	52,541	5,895,626
Fluor Corp.	48,754	2,188,567
Foot Locker, Inc.	29,980	2,025,449
Four Corners Property Trust, Inc.	8,488	143,447
General Electric Co.	108,450	3,155,895
Gilead Sciences, Inc.	47,303	3,926,149
Global Payments, Inc.	32,271	1,902,375
Halliburton Co.	76,460	2,430,663
Hartford Financial Services Group, Inc.	48,066	1,931,292
Hewlett Packard Enterprise Co.	150,915	2,076,590
Hill-Rom Holdings, Inc.	43,602	2,131,266
Hologic, Inc.†	45,745	1,552,585
Honeywell International, Inc.	30,917	3,190,634
Interpublic Group of Cos., Inc.	91,450	2,052,138
Jarden Corp.†	32,162	1,706,194
Johnson & Johnson	72,615	7,583,911
Jones Lang LaSalle, Inc.	15,343	2,159,067
Juniper Networks, Inc.	83,398	1,968,193
Korn/Ferry International	57,169	1,761,377
Kroger Co.	58,405	2,266,698
Lam Research Corp.	32,258	2,315,802
Lear Corp.	15,887	1,649,547

278

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
United States (continued)
Lowe’s Cos., Inc.	46,047	$3,299,728
Marathon Petroleum Corp.	42,746	1,786,355
McCormick & Co., Inc.	18,110	1,593,137
McKesson Corp.	12,558	2,021,587
Merck & Co., Inc.	35,679	1,807,855
MetLife, Inc.	68,342	3,051,470
Microsoft Corp.	194,324	10,705,309
Mohawk Industries, Inc.†	10,633	1,769,438
Molson Coors Brewing Co., Class B	25,173	2,277,653
Mondelez International, Inc., Class A	55,557	2,394,507
Morgan Stanley	92,316	2,389,138
Mosaic Co.	78,274	1,886,403
Nasdaq, Inc.	34,079	2,112,898
Navient Corp.	211,992	2,026,644
NextEra Energy, Inc.	20,250	2,262,128
NIKE, Inc., Class B	31,258	1,938,309
Northrop Grumman Corp.	14,166	2,621,560
Occidental Petroleum Corp.	42,350	2,914,951
Owens Corning	40,038	1,849,355
PayPal Holdings, Inc.†	52,557	1,899,410
Pfizer, Inc.	207,399	6,323,596
Phillips 66	41,790	3,349,468
Pinnacle Foods, Inc.	41,196	1,766,896
PNC Financial Services Group, Inc.	32,831	2,844,806
Priceline Group, Inc.†	1,751	1,864,762
Principal Financial Group, Inc.	49,781	1,891,678
PulteGroup, Inc.	118,054	1,978,585
Ralph Lauren Corp.	18,071	2,032,988
Raytheon Co.	20,723	2,657,518
Reinsurance Group of America, Inc.	22,919	1,930,467
Republic Services, Inc.	48,005	2,097,819
Reynolds American, Inc.	62,222	3,107,989
Ross Stores, Inc.	38,780	2,181,763
Signature Bank†	12,156	1,693,817
Snap-on, Inc.	14,930	2,412,091
Stanley Black & Decker, Inc.	22,558	2,128,122
Stryker Corp.	19,297	1,913,298
SunTrust Banks, Inc.	58,544	2,141,540
TEGNA, Inc.	69,945	1,679,379
Teradyne, Inc.	108,908	2,116,082
Thermo Fisher Scientific, Inc.	15,413	2,035,441
Time, Inc.	107,175	1,607,625
UGI Corp.	59,757	2,031,738
United Continental Holdings, Inc.†	43,907	2,119,830
Universal Health Services, Inc., Class B	14,353	1,616,722
Valero Energy Corp.	27,553	1,870,022
Visa, Inc., Class A	51,409	3,829,456
Voya Financial, Inc.	44,908	1,373,287
Walt Disney Co.	23,526	2,254,261
Wells Fargo & Co.	126,172	6,337,620
Western Digital Corp.	39,503	1,895,354
Western Union Co.	109,324	1,950,340
Zimmer Biomet Holdings, Inc.	20,455	2,030,363

		305,141,842

Total Common Stocks (cost $554,734,522)		552,479,227

Security Description	Shares/ Principal Amount	Value (Note 3)
RIGHTS — 0.0%
Iberdrola SA Expires 02/01/2016† (cost $37,251)	270,289	$37,480

Total Long-Term Investment Securities (cost $554,771,773)		552,516,707

REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 01/29/2016 to be repurchased 02/01/2016 in the amount of $5,977,005 and collateralized by $5,830,000 of United States Treasury Notes, bearing interest at 2.13% due 01/31/2021 and having an approximate value of $6,099,877 (cost $5,977,000)	$5,977,000	5,977,000

TOTAL INVESTMENTS (cost $560,748,773)(2)	99.7%	558,493,707
Other assets less liabilities	0.3	1,724,372

NET ASSETS	100.0%	$560,218,079

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $201,853,492 representing 36.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

279

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$350,625,735	$201,853,492	**	$—	$552,479,227
Rights	37,480	—		—	37,480
Repurchase Agreements	—	5,977,000		—	5,977,000

Total Investments at Value	$350,663,215	$207,830,492		$—	$558,493,707

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

280

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	15.6%
Tobacco	11.1
Cosmetics & Toiletries	7.2
Soap & Cleaning Preparation	4.8
Food-Misc./Diversified	4.6
Insurance-Life/Health	3.9
Diversified Banking Institutions	3.6
Insurance-Property/Casualty	3.2
Telephone-Integrated	3.0
Banks-Commercial	2.9
Commercial Services	2.8
Auto-Cars/Light Trucks	2.7
Beverages-Wine/Spirits	2.5
Chemicals-Diversified	2.4
Building Products-Cement	2.0
Oil Companies-Exploration & Production	2.0
Insurance-Multi-line	1.8
Enterprise Software/Service	1.7
Diversified Operations/Commercial Services	1.7
Auto/Truck Parts & Equipment-Original	1.6
Distribution/Wholesale	1.4
Gold Mining	1.4
Machinery-Electrical	1.4
Commercial Services-Finance	1.4
Real Estate Management/Services	1.2
Oil Companies-Integrated	1.1
Rubber-Tires	1.1
Aerospace/Defense	1.0
Advertising Services	0.9
Diversified Manufacturing Operations	0.9
Retail-Building Products	0.8
Electronic Measurement Instruments	0.8
Retail-Convenience Store	0.7
Electronic Components-Misc.	0.7
Building-Residential/Commercial	0.6
Metal-Copper	0.4
Cellular Telecom	0.3
Electronic Components-Semiconductors	0.2
Machinery-Pumps	0.2

97.6%

Country Allocation*

United Kingdom	31.8%
Japan	17.1
Switzerland	14.7
France	9.6
Netherlands	7.7
Germany	7.3
Jersey	2.8
Canada	1.8
Belgium	1.4
Sweden	1.0
Ireland	1.0
China	0.7
Italy	0.4
Cayman Islands	0.3

97.6%

*	Calculated as a percentage of net assets

281

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)

COMMON STOCKS — 97.6%
Belgium — 1.4%
KBC Groep NV(1)	98,154	$5,627,370

Canada — 1.8%
Barrick Gold Corp.	554,626	5,514,983
Turquoise Hill Resources, Ltd.†	772,371	1,615,424

		7,130,407

Cayman Islands — 0.3%
AAC Technologies Holdings, Inc.(1)	162,006	1,037,413

China — 0.7%
China Petroleum & Chemical Corp., Class H(1)	4,950,000	2,782,742

France — 9.6%
AXA SA(1)	145,149	3,594,547
L’Oreal SA(1)	55,033	9,499,233
Pernod Ricard SA(1)	84,122	9,871,701
Publicis Groupe SA(1)	57,385	3,473,112
Sanofi(1)	140,791	11,822,025

		38,260,618

Germany — 7.3%
BASF SE(1)	53,007	3,512,764
Bayer AG(1)	92,456	10,371,439
Continental AG(1)	20,711	4,325,138
HeidelbergCement AG(1)	55,641	4,083,407
SAP SE(1)	85,040	6,746,874

		29,039,622

Ireland — 1.0%
CRH PLC(1)	149,371	3,985,568

Italy — 0.4%
Eni SpA(1)	107,041	1,557,482

Japan — 17.1%
Hitachi, Ltd.(1)	1,116,000	5,508,165
Inpex Corp.(1)	466,500	4,128,318
Japan Tobacco, Inc.(1)	332,300	12,983,757
Keyence Corp.(1)	6,700	3,152,665
Kyocera Corp.(1)	35,200	1,414,945
Lawson, Inc.(1)	34,500	2,727,120
Mitsubishi Estate Co., Ltd.(1)	249,000	4,935,453
MS&AD Insurance Group Holdings, Inc.(1)	61,300	1,662,990
NGK Spark Plug Co., Ltd.(1)	266,700	6,333,535
Nitto Denko Corp.(1)	12,500	718,592
NTT DOCOMO, Inc.(1)	58,800	1,311,698
Sekisui House, Ltd.(1)	149,800	2,354,310
Sompo Japan Nipponkoa Holdings, Inc.(1)	240,900	7,139,940
Sumco Corp.(1)	139,400	939,602
Sumitomo Mitsui Financial Group, Inc.(1)	50,200	1,685,851
Sumitomo Mitsui Trust Holdings, Inc.(1)	164,000	523,886
Toyota Motor Corp.(1)	174,900	10,562,734

		68,083,561

Jersey — 2.8%
Experian PLC(1)	312,704	5,339,636
Wolseley PLC(1)	113,582	5,619,624

		10,959,260

Security Description	Shares	Value (Note 3)
Netherlands — 7.7%
Akzo Nobel NV(1)	77,864	$4,998,151
RELX NV(1)	391,910	6,558,063
Unilever NV CVA(1)	427,021	19,044,352

		30,600,566

Sweden — 1.0%
Nordea Bank AB(1)	412,021	4,134,787

Switzerland — 14.7%
Credit Suisse Group AG(1)	395,305	6,978,369
Nestle SA(1)	247,844	18,255,304
Novartis AG(1)	164,659	12,772,051
Roche Holding AG(1)	50,455	13,126,414
Swisscom AG(1)	8,421	4,187,659
Zurich Insurance Group AG(1)	15,409	3,413,250

		58,733,047

United Kingdom — 31.8%
Admiral Group PLC(1)	154,079	3,914,975
Aggreko PLC(1)	33,737	414,473
Aviva PLC(1)	823,908	5,690,013
BG Group PLC(1)	252,274	3,824,257
British American Tobacco PLC(1)	344,732	19,165,476
BT Group PLC(1)	1,158,376	8,057,291
Bunzl PLC(1)	252,080	6,745,613
GlaxoSmithKline PLC(1)	695,569	14,329,116
Imperial Tobacco Group PLC(1)	219,041	11,867,642
Lloyds Banking Group PLC(1)	8,222,946	7,713,274
Meggitt PLC(1)	790,914	4,124,844
Prudential PLC(1)	502,653	9,880,292
Reckitt Benckiser Group PLC(1)	213,677	19,066,131
RELX PLC(1)	251,768	4,434,636
Smiths Group PLC(1)	253,263	3,426,963
Travis Perkins PLC(1)	125,932	3,290,484
Weir Group PLC(1)	54,412	674,115

		126,619,595

Total Long-Term Investment Securities (cost $409,700,101)		388,552,038

TOTAL INVESTMENTS (cost $409,700,101)(2)	97.6%	388,552,038
Other assets less liabilities	2.4	9,729,144

NET ASSETS	100.0%	$398,281,182

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $381,421,630 representing 95.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

282

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Commonwealth Bank of Australia	JPY	3,725,000,000	USD	31,620,669	02/19/2016	$842,963	$—

JPY	— Japanese Yen
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$7,130,407	$381,421,631	**	$—	$388,552,038

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$842,963		$—	$842,963

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

283

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Banks-Commercial	17.7%
Electronic Components-Semiconductors	6.2
Semiconductor Components-Integrated Circuits	5.4
Oil Companies-Integrated	4.6
Time Deposits	4.5
Oil Refining & Marketing	3.5
Cellular Telecom	3.0
Electronic Components-Misc.	2.9
Auto-Cars/Light Trucks	2.8
Diversified Financial Services	2.6
Real Estate Operations & Development	2.1
Internet Application Software	2.0
Retail-Apparel/Shoe	1.9
Appliances	1.4
Oil Companies-Exploration & Production	1.4
Metal Processors & Fabrication	1.3
Home Furnishings	1.3
Food-Misc./Diversified	1.3
Tobacco	1.2
Medical-Drugs	1.2
Entertainment Software	1.2
Insurance-Property/Casualty	1.2
Public Thoroughfares	1.1
Insurance-Life/Health	1.0
Retail-Automobile	1.0
Internet Content-Entertainment	1.0
Electric-Integrated	1.0
Food-Retail	0.9
Computer Services	0.9
Athletic Footwear	0.9
Circuit Boards	0.9
Electric-Generation	0.8
Petrochemicals	0.8
Banks-Special Purpose	0.8
Medical-Wholesale Drug Distribution	0.8
Metal Products-Distribution	0.8
Casino Hotels	0.7
Computers-Periphery Equipment	0.7
Retail-Misc./Diversified	0.7
Energy-Alternate Sources	0.6
Medical-Hospitals	0.6
Retail-Hypermarkets	0.6
Rubber-Tires	0.6
Retail-Convenience Store	0.6
Food-Canned	0.5
Metal-Diversified	0.5
Beverages-Non-alcoholic	0.5
Multimedia	0.4
Airport Development/Maintenance	0.4
Closed-End Funds	0.4
Telecommunication Equipment	0.4
Steel-Producers	0.4
Food-Meat Products	0.4
Finance-Other Services	0.4
Building-Residential/Commercial	0.4
Textile-Products	0.4
Applications Software	0.4
Food-Wholesale/Distribution	0.4
Building-Heavy Construction	0.3
Containers-Paper/Plastic	0.3
Audio/Video Products	0.3

Finance-Investment Banker/Broker	0.3%
Cosmetics & Toiletries	0.3
Metal-Iron	0.3
Auto/Truck Parts & Equipment-Original	0.3
Textile-Apparel	0.3
Retail-Consumer Electronics	0.3
Retail-Drug Store	0.3
Photo Equipment & Supplies	0.3
Optical Supplies	0.3
Food-Confectionery	0.2
Schools	0.2
Commercial Services-Finance	0.2
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Wire & Cable Products	0.2
Insurance-Multi-line	0.1

99.3%

Country Allocation*

South Korea	19.3%
Taiwan	15.9
China	13.9
Cayman Islands	9.0
Russia	7.4
Hong Kong	5.8
India	4.9
United States	4.5
Brazil	3.4
Turkey	3.4
South Africa	3.2
Poland	1.6
Thailand	1.4
Netherlands	1.3
Bermuda	1.0
Hungary	1.0
Indonesia	0.9
Egypt	0.4
United Kingdom	0.4
United Arab Emirates	0.4
Cyprus	0.2

99.3%

*	Calculated as a percentage of net assets

284

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 94.4%
Bermuda — 1.0%
GOME Electrical Appliances Holding, Ltd.(1)	7,438,000	$1,044,292
REXLot Holdings, Ltd.(2)(3)	9,450,000	65,584
Shenzhen International Holdings, Ltd.(1)	927,250	1,459,342
Skyworth Digital Holdings, Ltd.(1)	2,170,000	1,131,508

		3,700,726

Brazil — 3.4%
Banco do Brasil SA	902,830	3,126,205
Estacio Participacoes SA	283,130	828,905
Itau Unibanco Holding SA ADR	851,484	5,355,834
JBS SA	552,735	1,492,459
MRV Engenharia e Participacoes SA	596,220	1,363,922
Sul America SA	109,000	492,432

		12,659,757

Cayman Islands — 9.0%
AAC Technologies Holdings, Inc.(1)	304,500	1,949,880
ANTA Sports Products, Ltd.(1)	746,000	1,804,067
Belle International Holdings, Ltd.(1)	4,476,000	3,014,522
Casetek Holdings, Ltd.(1)	201,000	1,048,344
China Lesso Group Holdings, Ltd.(1)	1,113,000	615,529
Chlitina Holding, Ltd.(1)	108,000	1,068,807
Geely Automobile Holdings, Ltd.(1)	6,060,000	2,581,642
Jiangnan Group, Ltd.(1)	3,522,000	523,321
Lee & Man Paper Manufacturing, Ltd.(1)	2,058,000	1,164,116
NetEase, Inc. ADR	28,670	4,476,534
Shenzhou International Group Holdings, Ltd.(1)	195,000	1,049,767
Sino Biopharmaceutical, Ltd.(1)	3,354,000	2,314,571
Sunny Optical Technology Group Co., Ltd.(1)	483,000	1,023,563
Tencent Holdings, Ltd.(1)	398,300	7,524,714
Trina Solar, Ltd. ADR†	167,630	1,538,843
Zhen Ding Technology Holding, Ltd.(1)	681,000	1,456,062

		33,154,282

China — 13.9%
Bank of China, Ltd.(1)	16,572,000	6,559,435
China CITIC Bank Corp., Ltd.†(1)	7,018,000	4,057,453
China Construction Bank Corp.(1)	15,281,000	9,455,286
China Everbright Bank Co., Ltd.(1)	4,223,000	1,997,145
China Merchants Bank Co., Ltd.(1)	2,346,000	4,561,401
China Railway Construction Corp., Ltd., Class H(1)	1,216,500	1,221,657
China Vanke Co., Ltd.(1)	1,156,300	2,614,778
Chongqing Rural Commercial Bank, Class H(1)	1,986,000	1,006,612
Great Wall Motor Co., Ltd.(1)	2,148,000	1,629,424
Huadian Power International Corp., Ltd.(1)	2,600,000	1,546,034
Huaneng Power International, Inc.(1)	1,910,000	1,546,902
PICC Property & Casualty Co., Ltd.(1)	2,460,000	4,229,356
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	531,600	1,034,923
Shenzhen Expressway Co., Ltd.(1)	1,498,000	1,196,538
Sinopharm Group Co., Ltd.(1)	854,000	2,988,383
TravelSky Technology, Ltd.(1)	829,000	1,268,400

Security Description	Shares	Value (Note 3)
China (continued)
Xinjiang Goldwind Science & Technology Co., Ltd.(1)	483,200	$633,241
Xinyi Solar Holdings, Ltd.(1)	2,678,000	861,152
Zhejiang Expressway Co., Ltd.(1)	1,744,000	1,514,723
ZTE Corp.(1)	847,800	1,537,607

		51,460,450

Cyprus — 0.2%
QIWI PLC ADR	63,090	814,492

Egypt — 0.4%
Commercial International Bank of Egypt SAE GDR	406,112	1,563,531

Hong Kong — 5.8%
China Mobile, Ltd.(1)	1,026,500	11,233,773
China Overseas Land & Investment, Ltd.(1)	1,760,000	5,056,191
CNOOC, Ltd.(1)	5,122,000	5,192,891

		21,482,855

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC(1)	27,540	1,339,175
OTP Bank PLC(1)	104,690	2,224,783

		3,563,958

India — 4.9%
Dr. Reddy’s Laboratories, Ltd. ADR	17,730	796,609
HDFC Bank, Ltd. ADR	104,560	6,308,105
ICICI Bank, Ltd. ADR	153,340	1,019,711
Reliance Industries, Ltd. GDR*	218,000	6,605,400
Wipro, Ltd. ADR	296,350	3,473,222

		18,203,047

Indonesia — 0.9%
Astra International Tbk PT(1)	6,916,200	3,277,814

Netherlands — 1.3%
Steinhoff International Holdings NV	986,226	4,737,039

Poland — 1.6%
Eurocash SA(1)	91,740	1,240,643
Polski Koncern Naftowy Orlen SA(1)	194,530	2,990,438
Polskie Gornictwo Naftowe I Gazownictwo SA(1)	1,180,800	1,504,139

		5,735,220

Russia — 7.4%
Gazprom PAO ADR	992,980	3,564,798
Lukoil PJSC ADR	140,340	4,760,333
Magnit OJSC†	11,250	1,707,721
Magnitogorsk Iron & Steel Works OJSC†	4,225,650	1,061,606
MMC Norilsk Nickel PJSC ADR	153,340	1,768,010
Moscow Exchange MICEX-RTS PJSC	1,091,065	1,380,294
Sberbank of Russia ADR	1,060,590	5,886,275
Severstal PAO GDR	189,420	1,528,619
Surgutneftegas OAO† (preference shares)	5,073,565	3,091,303
Tatneft PAO ADR	101,870	2,714,836

		27,463,795

South Africa — 3.2%
Naspers, Ltd., Class N(1)	12,840	1,621,090
Netcare, Ltd.(1)	1,087,840	2,320,347
Pick n Pay Stores, Ltd.(1)	267,640	994,683

285

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
South Africa (continued)
Pioneer Foods Group, Ltd.(1)	118,540	$990,824
SPAR Group, Ltd.(1)	172,580	1,999,984
Truworths International, Ltd.(1)	331,890	2,069,961
Woolworths Holdings, Ltd.(1)	311,901	1,841,545

		11,838,434

South Korea — 19.3%
BGF retail Co., Ltd.†(1)	6,970	1,258,125
Coway Co., Ltd.†(1)	46,450	3,774,303
Crown Confectionery Co. Ltd.†(1)	1,740	861,766
GS Home Shopping, Inc.(1)	4,770	648,664
GS Retail Co., Ltd.(1)	37,595	2,070,321
Hankook Tire Co., Ltd.†(1)	54,660	2,134,066
Hyosung Corp.†(1)	31,010	2,835,580
Industrial Bank of Korea†(1)	312,550	3,019,794
Kangwon Land, Inc.†(1)	78,710	2,715,124
KB Financial Group, Inc.(1)	105,570	2,711,954
Kia Motors Corp.(1)	115,485	4,412,020
Korea Electric Power Corp.†(1)	80,085	3,527,369
KT&G Corp.(1)	53,590	4,633,938
LG Display Co., Ltd.(1)	137,810	2,511,389
Lotte Chemical Corp.(1)	13,220	3,058,911
Meritz Securities Co., Ltd.(1)	360,013	1,114,856
NCSoft Corp.(1)	19,044	3,756,744
S-Oil Corp.(1)	49,960	3,290,222
Samsung Electronics Co., Ltd.(1)	18,365	17,727,942
SK Hynix, Inc.(1)	170,100	3,933,846
Yuhan Corp.†(1)	4,970	1,390,092

		71,387,026

Taiwan — 15.9%
Advanced Semiconductor Engineering, Inc.(1)	3,964,000	4,247,811
Catcher Technology Co., Ltd.(1)	428,000	3,198,095
Cathay Financial Holding Co., Ltd.(1)	3,530,000	3,870,232
Chicony Electronics Co., Ltd.(1)	862,070	1,799,673
Coretronic Corp.(1)	836,000	658,328
Elite Material Co., Ltd.(1)	900,000	1,568,347
Feng TAY Enterprise Co., Ltd.(1)	214,540	1,160,493
FLEXium Interconnect, Inc.(1)	723,000	1,756,883
Fubon Financial Holding Co., Ltd.(1)	3,158,000	3,498,819
Grape King Bio, Ltd.(1)	312,000	1,718,461
Hota Industrial Manufacturing Co., Ltd.(1)	250,000	1,052,873
Innolux Corp.(1)	2,692,000	770,142
Mega Financial Holding Co., Ltd.(1)	5,971,390	3,820,052
Pegatron Corp.(1)	1,332,000	3,042,170
Pou Chen Corp.(1)	1,673,000	2,096,640
Shin Zu Shing Co., Ltd.(1)	428,000	1,599,179
St. Shine Optical Co., Ltd.(1)	52,000	999,811
Taiwan Paiho, Ltd.(1)	523,000	1,309,087
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	907,000	3,870,138
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	532,023	11,890,714
Uni-President Enterprises Corp.(1)	2,233,000	3,743,492
Win Semiconductors Corp.(1)	800,994	1,273,535

		58,944,975

Thailand — 1.4%
Krung Thai Bank PCL NVDR(1)	6,615,900	3,252,873

Security Description	Shares/ Principal Amount	Value (Note 3)
Thailand (continued)
Thai Union Frozen Products PCL NVDR(1)	3,694,700	$1,915,758

		5,168,631

Turkey — 3.4%
Arcelik AS(1)	272,000	1,420,437
Dogus Otomotiv Servis ve Ticaret AS(1)	138,860	511,429
Ford Otomotiv Sanayi AS(1)	72,360	792,153
TAV Havalimanlari Holding AS(1)	259,795	1,542,764
Tofas Turk Otomobil Fabrikasi AS(1)	140,350	969,363
Turkiye Halk Bankasi AS(1)	977,785	3,377,439
Turkiye Is Bankasi, Class C(1)	2,513,975	3,940,066

		12,553,651

United Arab Emirates — 0.4%
Dubai Islamic Bank PJSC(1)	890,900	1,405,782

Total Common Stocks (cost $407,862,384)		349,115,465

REGISTERED INVESTMENT COMPANIES — 0.4%
JPMorgan Indian Investment Trust PLC†(1) (cost $1,574,953)	226,310	1,542,364

Total Long-Term Investment Securities (cost $409,437,337)		350,657,829

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/01/2016 (cost $16,717,000)	16,717,000	16,717,000

TOTAL INVESTMENTS — (cost $426,154,337)(4)	99.3%	367,374,829
Other assets less liabilities	0.7	2,565,068

NET ASSETS —	100.0%	$369,939,897

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $6,605,400 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $267,244,493 representing 72.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At January 31, 2016, the aggregate value of these securities was $65,584 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(4)	See Note 4 for cost of investments on a tax basis.

286

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2016	Unrealized Appreciation (Depreciation)
475	Long	Mini MSCI Emerging Markets Index	March 2016	$17,271,544	$17,760,250	$488,706
60	Long	SGX CNX S&P NIFTY Index	February 2016	880,303	906,120	25,817

						$514,523

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
OTC	— Over the Counter

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$3,635,142	**	$65,584	$3,700,726
Russia	26,083,501	1,380,294		—	27,463,795
Other Countries	55,883,957	262,066,987	**	—	317,950,944
Registered Investment Companies	—	1,542,364	**	—	1,542,364
Short-Term Investment Securities	—	16,717,000		—	16,717,000

Total Investments at Value	$81,967,458	$285,341,787		$65,584	$367,374,829

Other Financial Instruments:+
Futures Contracts	$514,523	$—		$—	$514,523

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.
+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

287

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2016 — (unaudited)

Industry Allocation*

Medical-Drugs	9.0%
Diversified Banking Institutions	8.2
Oil Companies-Integrated	7.9
Banks-Commercial	5.2
Oil-Field Services	4.1
Telecom Services	3.5
Telephone-Integrated	3.4
Auto-Cars/Light Trucks	3.3
Building Products-Cement	2.8
Cellular Telecom	2.7
Insurance-Life/Health	2.6
Chemicals-Diversified	2.4
Food-Retail	2.4
Insurance-Reinsurance	2.1
Electronic Components-Semiconductors	2.1
Diversified Manufacturing Operations	2.1
Insurance-Multi-line	2.0
Repurchase Agreements	2.0
Diversified Financial Services	1.7
Finance-Other Services	1.6
Medical-Generic Drugs	1.6
Airlines	1.6
Medical Instruments	1.6
Cable/Satellite TV	1.6
Beverages-Non-alcoholic	1.5
Building & Construction Products-Misc.	1.4
Electric Products-Misc.	1.4
Retail-Building Products	1.2
Auto/Truck Parts & Equipment-Original	1.2
Rubber-Tires	1.2
Miscellaneous Manufacturing	1.1
Photo Equipment & Supplies	1.1
Diagnostic Kits	1.0
Computers	0.9
Retail-Major Department Stores	0.8
Office Automation & Equipment	0.8
Oil Companies-Exploration & Production	0.7
Aerospace/Defense	0.7
Steel-Producers	0.7
Retail-Drug Store	0.7
Machinery-General Industrial	0.7
Medical-Wholesale Drug Distribution	0.6
Electronic Components-Misc.	0.6
Diversified Operations	0.5
Oil & Gas Drilling	0.5
Transport-Services	0.5
Energy-Alternate Sources	0.5
Machinery-Electrical	0.5
Metal-Diversified	0.4
Brewery	0.4
Appliances	0.4
Containers-Metal/Glass	0.1
Real Estate Operations & Development	0.1

99.7%

Country Allocation*

United Kingdom	18.3%
Germany	11.2
France	9.7
Japan	8.2
South Korea	8.1
Netherlands	7.9
Switzerland	5.1
China	4.4
Italy	2.5
Spain	2.2
United States	2.0
Belgium	1.8
Jersey	1.8
Singapore	1.7
Bermuda	1.6
Israel	1.6
Ireland	1.6
Sweden	1.6
Canada	1.4
Hong Kong	1.3
Norway	1.2
Thailand	1.0
Cayman Islands	0.9
Taiwan	0.9
Denmark	0.7
Portugal	0.6
Russia	0.4

99.7%

*	Calculated as a percentage of net assets

288

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016

Security Description	Shares	Value (Note 3)
COMMON STOCKS — 97.7%
Belgium — 1.8%
UCB SA(1)	242,260	$20,752,423

Bermuda — 1.6%
Haier Electronics Group Co., Ltd.(1)	2,381,000	4,164,590
Kunlun Energy Co., Ltd.(1)	10,778,000	7,983,734
Noble Group, Ltd.(1)	29,286,200	6,342,931

		18,491,255

Canada — 1.4%
Bombardier, Inc., Class B†	5,719,100	4,000,798
Precision Drilling Corp.	1,804,300	6,143,558
Suncor Energy, Inc.	237,300	5,620,397

		15,764,753

Cayman Islands — 0.9%
Cheung Kong Property Holdings, Ltd.(1)	274,284	1,484,805
CK Hutchison Holdings, Ltd.(1)	274,284	3,415,871
GCL-Poly Energy Holdings, Ltd.(1)	45,611,000	5,889,976

		10,790,652

China — 4.4%
China Life Insurance Co., Ltd.(1)	3,960,000	9,538,746
China Telecom Corp., Ltd.(1)	35,269,383	16,652,946
CRRC Corp., Ltd., Class H(1)	13,626,290	12,786,009
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	4,152,736
Sinopharm Group Co., Ltd.(1)	1,830,000	6,403,678

		49,534,115

Denmark — 0.7%
FLSmidth & Co. A/S(1)	212,130	7,427,543

France — 9.7%
AXA SA(1)	473,514	11,726,351
BNP Paribas SA(1)	263,970	12,545,948
Cie de Saint-Gobain(1)	386,140	16,021,918
Cie Generale des Etablissements Michelin(1)	145,105	13,345,192
Credit Agricole SA(1)	936,220	9,356,002
Orange SA(1)	314,900	5,640,497
Sanofi(1)	161,528	13,563,283
Technip SA(1)	233,430	10,949,180
TOTAL SA(1)	380,580	16,933,374

		110,081,745

Germany — 11.2%
Bayer AG(1)	131,090	14,705,286
Commerzbank AG†(1)	743,680	6,026,073
Deutsche Boerse AG(1)	218,670	18,590,008
Deutsche Lufthansa AG†(1)	1,235,470	18,052,315
HeidelbergCement AG(1)	176,770	12,972,878
LANXESS AG(1)	307,410	12,675,654
Merck KGaA(1)	126,200	10,968,399
METRO AG(1)	429,530	12,143,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(1)	47,060	9,014,436
Siemens AG(1)	122,690	11,744,955

		126,893,888

Hong Kong — 1.3%
China Mobile, Ltd.(1)	1,393,500	15,250,134

Ireland — 1.6%
CRH PLC(1)	679,845	18,139,857

Security Description	Shares	Value (Note 3)
Israel — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	$18,456,112

Italy — 2.5%
Eni SpA(1)	907,015	13,197,369
Intesa Sanpaolo SpA(1)	1,688,488	4,812,492
UniCredit SpA(1)	2,677,049	10,410,991

		28,420,852

Japan — 8.2%
Canon, Inc.(1)	314,900	8,800,042
Kirin Holdings Co., Ltd.(1)	302,200	4,308,493
Konica Minolta, Inc.(1)	1,463,500	12,295,129
Nissan Motor Co., Ltd.(1)	1,503,700	14,914,040
SoftBank Group Corp.(1)	353,700	15,652,735
Suntory Beverage & Food, Ltd.(1)	382,800	17,735,498
Toshiba Corp.†(1)	4,560,000	7,636,857
Toyota Motor Corp.(1)	187,600	11,329,725

		92,672,519

Jersey — 1.8%
Petrofac, Ltd.(1)	1,787,320	20,372,673

Netherlands — 7.9%
Aegon NV(1)	2,060,310	11,695,944
Akzo Nobel NV(1)	232,110	14,899,322
ING Groep NV CVA(1)	1,211,340	13,982,763
Koninklijke Philips NV(1)	229,399	6,102,921
NN Group NV(1)	345,390	11,705,065
QIAGEN NV†(1)	479,940	10,943,492
SBM Offshore NV†(1)	1,099,505	14,535,052
TNT Express NV(1)	694,070	5,919,994

		89,784,553

Norway — 1.2%
Telenor ASA(1)	867,050	14,108,613

Portugal — 0.6%
Galp Energia SGPS SA(1)	528,450	6,298,667

Russia — 0.4%
MMC Norilsk Nickel PJSC (LSE) ADR(1)	383,808	4,469,116
MMC Norilsk Nickel PJSC (OTC) ADR	58,381	673,133

		5,142,249

Singapore — 1.7%
DBS Group Holdings, Ltd.(1)	1,072,950	10,687,385
Singapore Telecommunications, Ltd.(1)	1,582,000	3,933,661
Singapore Telecommunications, Ltd. 10(1)	1,828,500	4,497,756

		19,118,802

South Korea — 8.1%
Hana Financial Group, Inc.(1)	657,531	11,852,816
Hyundai Mobis Co., Ltd.(1)	62,336	13,517,212
Hyundai Motor Co.(1)	103,649	11,617,910
KB Financial Group, Inc. ADR	318,766	8,020,152
LG Electronics, Inc.(1)	317,213	15,461,307
POSCO(1)	52,741	7,856,631
Samsung Electronics Co., Ltd. GDR*	49,813	23,561,549

		91,887,577

Spain — 2.2%
Repsol SA(1)	756,111	7,874,557
Telefonica SA(1)	1,355,712	14,395,789
Telefonica SA ADR	289,939	3,041,460

		25,311,806

289

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCKS (continued)
Sweden — 1.6%
Getinge AB, Class B(1)	809,180	$17,908,495

Switzerland — 5.1%
ABB, Ltd.(1)	337,650	5,847,092
Credit Suisse Group AG(1)	869,602	15,351,194
Novartis AG(1)	86,270	6,691,677
Roche Holding AG(1)	58,120	15,120,546
Swiss Re AG(1)	157,215	14,601,959

		57,612,468

Taiwan — 0.9%
Quanta Computer, Inc.(1)	6,335,000	10,111,362

Thailand — 1.0%
Bangkok Bank PCL(1)	2,592,400	11,230,024

United Kingdom — 18.3%
Aviva PLC(1)	1,360,570	9,396,268
BAE Systems PLC(1)	1,071,271	7,906,649
Barclays PLC(1)	5,902,840	15,765,170
BP PLC(1)	3,723,042	20,172,401
GlaxoSmithKline PLC(1)	1,002,377	20,649,536
HSBC Holdings PLC(1)	254,800	1,803,160
HSBC Holdings PLC ADR	434,638	15,386,185
Kingfisher PLC(1)	2,896,740	13,557,025
Lloyds Banking Group PLC(1)	11,912,420	11,174,068
Marks & Spencer Group PLC(1)	1,551,140	9,420,056
Rexam PLC(1)	191,713	1,642,099
Royal Dutch Shell PLC, Class A ADR	7,071	310,629
Royal Dutch Shell PLC, Class B ADR	401,962	17,738,583
Sky PLC(1)	1,154,540	17,893,644
Standard Chartered PLC(1)	2,054,825	13,922,607
Tesco PLC†(1)	5,938,470	14,709,493
Vodafone Group PLC(1)	4,882,663	15,619,069

		207,066,642

Total Long-Term Investment Securities (cost $1,216,186,291)		1,108,629,779

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/29/2016, to be repurchased 02/01/2016 in the amount of $22,379,019, collateralized by $7,640,000 of United States Treasury Notes, bearing interest at 2.13%, due 01/31/2021 and by $14,580,000 of United States Treasury Notes, bearing interest at 1.63%, due 12/31/2019 and having an approximate aggregate value of $22,827,180 (cost $22,379,000)	$22,379,000	$22,379,000

TOTAL INVESTMENTS — (cost $1,238,565,291)(2)	99.7%	1,131,008,779
Other assets less liabilities	0.3	2,919,728

NET ASSETS —	100.0%	$1,133,928,507

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2016, the aggregate value of these securities was $23,561,549 representing 2.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2016. The aggregate value of these securities was $1,005,677,223 representing 88.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depositary Receipt

LSE — London Stock Exchange

OTC — Over the Counter

290

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2016 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2016 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$102,952,556	$1,005,677,223	**	$—	$1,108,629,779
Repurchase Agreements	—	22,379,000		—	22,379,000

Total Investments at Value	$102,952,556	$1,028,056,223		$—	$1,131,008,779

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 3.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $12,786,009 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

291

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
ASSETS:
Investments at value (unaffiliated)*	$293,719,097	$1,787,624,792	$485,131,556	$482,225,022	$2,001,702,221	$207,680,708
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	40,109,000	—	—	28,036,000	—	12,084,000

Total investments	333,828,097	1,787,624,792	485,131,556	510,261,022	2,001,702,221	219,764,708

Cash	422	82	3,191,548	31,615	3,579,783	36,179
Foreign cash*	—	—	154,398	—	—	—
Due from broker	—	111,000	4,630,385	—	485	145,946
Receivable for:
Fund shares sold	424,810	388,001	87,372	157,521	495,444	192,814
Dividends and interest	21,270	24,241,022	2,890,433	9,291,157	11,068,294	624,596
Investments sold	—	221,108	6,719,695	2,599,477	5,424,557	5,692,270
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	253,141	—	—	—
Prepaid expenses and other assets	1,953	4,669	1,616	1,676	7,085	5,712
Due from investment adviser for expense reimbursements/fee waivers	60,831	—	—	—	342,795	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	72,656	476,970	—	224,531	87,668
Unrealized appreciation on forward foreign currency contracts	—	—	2,555,027	—	—	—
Swap premiums paid	—	—	1,525,883	—	—	—
Unrealized appreciation on swap contracts	—	—	4,614,314	—	—	—

Total assets	334,337,383	1,812,663,330	512,232,338	522,342,468	2,022,845,195	226,549,893

LIABILITIES:
Payable for:
Fund shares redeemed	573,673	406,894	69,202	90,777	281,481	145,100
Investments purchased	—	4,834,912	6,002,255	12,739,499	9,928,755	14,784,961
Payments on swap contracts	—	—	61,851	—	—	—
Investment advisory and management fees	123,269	787,123	250,797	255,184	1,033,251	116,211
Service fees — Class 2	2,454	3,103	914	1,318	1,352	1,262
Service fees — Class 3	49,984	173,897	55,360	39,871	197,523	26,225
Transfer agent fees	734	524	524	322	559	492
Trustees’ fees and expenses	2,280	15,967	4,300	4,759	17,996	2,135
Other accrued expenses	69,402	180,996	130,846	99,728	226,658	84,415
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	109,375	135,470	—	89,141	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	549,802	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	3,045,746	—	—	—
Swap premiums received	—	—	2,806,315	—	—	—
Unrealized depreciation on swap contracts	—	—	4,452,777	—	—	—

Total liabilities	821,796	6,512,791	17,566,159	13,231,458	11,776,716	15,160,801

NET ASSETS	$333,515,587	$1,806,150,539	$494,666,179	$509,111,010	$2,011,068,479	$211,389,092

* Cost
Investments (unaffiliated)	$293,784,897	$1,831,569,801	$495,994,271	$545,589,066	$2,038,883,889	$204,599,757

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$156,944	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

292

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$344,635,981	$1,776,233,857	$520,349,867	$598,969,657	$2,024,247,245	$196,233,376
Accumulated undistributed net investment income (loss)	(59,029)	74,250,054	(605,949)	30,800,128	35,583,189	3,412,645
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(10,995,565)	(336,182)	(15,557,634)	(57,294,731)	(12,809,237)	8,352,690
Unrealized appreciation (depreciation) on investments	(65,800)	(43,945,009)	(10,862,715)	(63,364,044)	(37,181,668)	3,080,951
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(52,181)	1,862,982	—	1,228,950	309,430
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(520,372)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$333,515,587	$1,806,150,539	$494,666,179	$509,111,010	$2,011,068,479	$211,389,092

Class 1 (unlimited shares authorized):
Net assets	$63,380,029	$962,298,304	$224,593,389	$307,190,585	$1,065,053,691	$77,857,302
Shares of beneficial interest issued and outstanding	6,015,644	75,220,720	20,720,710	60,139,535	120,996,383	4,276,241
Net asset value, offering and redemption price per share	$10.54	$12.79	$10.84	$5.11	$8.80	$18.21

Class 2 (unlimited shares authorized):
Net assets	$20,165,747	$24,136,471	$7,168,702	$10,267,319	$10,651,335	$9,780,271
Shares of beneficial interest issued and outstanding	1,934,962	1,888,493	667,437	2,012,028	1,214,999	538,118
Net asset value, offering and redemption price per share	$10.42	$12.78	$10.74	$5.10	$8.77	$18.17

Class 3 (unlimited shares authorized):
Net assets	$249,969,811	$819,715,764	$262,904,088	$191,653,106	$935,363,453	$123,751,519
Shares of beneficial interest issued and outstanding	24,170,058	64,470,293	24,692,121	37,750,730	107,321,162	6,829,858
Net asset value, offering and redemption price per share	$10.34	$12.71	$10.65	$5.08	$8.72	$18.12

See Notes to Financial Statements

293

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	SA MFS Total Return†	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset†	SA Schroders VCP Global Allocation†	SA T. Rowe Price VCP Balanced†
ASSETS:
Investments at value (unaffiliated)*	$522,385,979	$2,044,481,286	$1,151,670,283	$11,774,465	$3,294,098	$15,970,081
Investments at value (affiliated)*	—	8,692,441,758	4,750,684,250	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—

Total investments	522,385,979	10,736,923,044	5,902,354,533	11,774,465	3,294,098	15,970,081

Cash	10,469	—	—	41,050	8,002,204	64,676
Foreign cash*	11,553	—	—	227,027	—	12,031
Due from broker	—	—	—	29,742	371,510	—
Receivable for:
Fund shares sold	2,464	4,331,083	2,053,769	191,624	521,416	586,383
Dividends and interest	1,990,583	13,805,103	7,402,759	25,258	22,009	15,599
Investments sold	5,237,359	—	—	—	99,964	56,882
Written options	—	1,868,130	996,336	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	2,894	9,349	2,753	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	22,841	22,842	32,048
Deferred offering costs	—	—	—	66,892	66,892	66,892
Variation margin on futures contracts	—	14,229,460	127,152	74,953	198,468	8,734
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	10,272	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	529,641,301	10,771,166,169	5,912,937,302	12,453,852	12,609,675	16,813,326

LIABILITIES:
Payable for:
Fund shares redeemed	198,794	449,669	199,579	6	2	6
Investments purchased	3,460,182	6,855,051	3,483,285	67,379	105,495	3,096,534
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	291,497	1,901,188	1,081,705	1,813	1,774	1,879
Service fees — Class 2	4,005	—	—	—	—	—
Service fees — Class 3	62,882	2,265,012	1,240,659	527	522	553
Transfer agent fees	505	206	171	12	12	12
Trustees’ fees and expenses	5,820	90,321	48,703	112	112	112
Other accrued expenses	97,729	551,420	316,382	89,716	89,714	98,925
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	4,388	5,249	43,140
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—		—	—
Due to broker	—	7,584,550	8,769,361	—	—	—
Call and put options written, at value@	—	56,346,300	30,872,627	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	32,937	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	4,121,414	76,043,717	46,012,472	163,953	235,817	3,241,161

NET ASSETS	$525,519,887	$10,695,122,452	$5,866,924,830	$12,289,899	$12,373,858	$13,572,165

* Cost
Investments (unaffiliated)	$469,206,581	$1,993,752,727	$1,125,635,210	$11,631,864	$3,294,642	$15,826,584

Investments (affiliated)	$—	$9,168,941,763	$5,128,271,996	$—	$—	$—

Foreign cash	$11,533	$—	$—	$227,831	$—	$12,036

@ Premiums received on options written	$—	$94,808,772	$52,004,815	$—	$—	$—

† See Note 1

See Notes to Financial Statements

294

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	SA MFS Total Return†	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$435,233,936	$11,070,901,049	$6,147,708,252	$12,065,854	$12,196,289	$13,463,834
Accumulated undistributed net investment income (loss)	11,454,755	164,596,578	86,298,181	4,051	18,728	(1,668)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	25,662,719	(164,247,452)	(36,788,270)	30	(18,341)	(3,006)
Unrealized appreciation (depreciation) on investments	53,179,398	(425,771,446)	(351,552,673)	142,601	(544)	143,497
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	49,643,723	21,259,340	78,053	200,441	(30,661)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(10,921)	—	—	(690)	(22,715)	169
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$525,519,887	$10,695,122,452	$5,866,924,830	$12,289,899	$12,373,858	$13,572,165

Class 1 (unlimited shares authorized):
Net assets	$197,724,382	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	10,773,071	—	—	—	—	—
Net asset value, offering and redemption price per share	$18.35	$—	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$31,255,434	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	1,702,886	—	—	—	—	—
Net asset value, offering and redemption price per share	$18.35	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$296,540,071	$10,695,122,452	$5,866,924,830	$12,289,899	$12,373,858	$13,572,165
Shares of beneficial interest issued and outstanding	16,193,798	936,507,913	510,219,367	1,205,537	1,218,526	1,346,144
Net asset value, offering and redemption price per share	$18.31	$11.42	$11.50	$10.19	$10.15	$10.08

† See Note 1

See Notes to Financial Statements

295

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
ASSETS:
Investments at value (unaffiliated)*	$184,359,597	$721,041,760	$43,347,826	$1,290,938,729	$976,248,290	$302,239,678
Investments at value (affiliated)*	—	—	—	5,183,847	—	—
Repurchase agreements (cost approximates value)	359,500,000	—	—	23,463,000	—	7,833,000

Total investments	543,859,597	721,041,760	43,347,826	1,319,585,576	976,248,290	310,072,678

Cash	10,550,466	59,518	568	928	138	129,844
Foreign cash*	68,548	61,316	7,012	—	—	—
Due from broker	13,233,882	—	—	2,725,000	—	—
Receivable for:
Fund shares sold	1,859,541	1,730,516	233	260,467	257,511	53,787
Dividends and interest	1,284,133	1,612,005	87,684	1,413,874	760,172	231,187
Investments sold	86,056,328	3,540,349	65,612	—	4,209,635	2,545,564
Written options	—	—	—	—	—	—
Payments on swap contracts	147,560	—	—	—	—	—
Prepaid expenses and other assets	1,075	2,149	866	3,070	3,027	1,094
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	251,783	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	6,079,540	—	—	649,610	—	—
Unrealized appreciation on forward foreign currency contracts	—	225,105	36,409	—	—	—
Swap premiums paid	986,050	—	—	—	—	—
Unrealized appreciation on swap contracts	55,106	—	—	—	—	—

Total assets	664,181,826	728,272,718	43,546,210	1,324,890,308	981,478,773	313,034,154

LIABILITIES:
Payable for:
Fund shares redeemed	20,288	2,431	28,715	51,105	75,551	121,911
Investments purchased	87,187,230	5,103,232	46,048	4,124,655	7,484,558	2,352,774
Payments on swap contracts	95,028	—	—	—	—	—
Investment advisory and management fees	406,101	535,931	27,041	445,546	450,899	190,989
Service fees — Class 2	—	—	231	—	1,313	653
Service fees — Class 3	118,053	148,573	5,239	—	41,810	16,835
Transfer agent fees	100	100	389	142	560	489
Trustees’ fees and expenses	1,931	2,052	533	11,776	9,314	2,380
Other accrued expenses	73,382	74,161	56,219	162,876	111,824	60,441
Accrued foreign tax on capital gains	—	—	633	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	2,914,600	—	—	—	—
Due to investment adviser from expense recoupment	6,206	29,562	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	386,366	—	—	—	—
Call and put options written, at value@	135,752	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,221	124,172	14,380	—	—	—
Swap premiums received	11,175	—	—	—	—	—
Unrealized depreciation on swap contracts	3,341,742	—	—	—	—	—

Total liabilities	91,406,209	9,321,180	179,428	4,796,100	8,175,829	2,746,472

NET ASSETS	$572,775,617	$718,951,538	$43,366,782	$1,320,094,208	$973,302,944	$310,287,682

* Cost
Investments (unaffiliated)	$182,179,011	$767,614,515	$46,524,550	$1,203,795,760	$920,371,567	$303,792,551

Investments (affiliated)	$—	$—	$—	$4,536,870	$—	$—

Foreign cash	$72,606	$61,254	$6,959	$—	$—	$—

@ Premiums received on options written	$103,710	$—	$—	$—	$—	$—

See Notes to Financial Statements

296

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$599,731,931	$760,309,479	$44,770,501	$1,196,418,499	$858,192,231	$297,016,148
Accumulated undistributed net investment income (loss)	(3,517,175)	5,744,711	1,158,093	22,796,522	21,428,196	2,930,543
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(12,594,238)	1,920,063	596,961	14,395,057	37,805,794	11,894,816
Unrealized appreciation (depreciation) on investments	2,180,586	(46,572,755)	(3,176,724)	87,789,946	55,876,723	(1,552,873)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(13,012,152)	(2,547,976)	—	(1,305,816)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(13,335)	98,016	18,584	—	—	(952)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(633)	—	—	—

NET ASSETS	$572,775,617	$718,951,538	$43,366,782	$1,320,094,208	$973,302,944	$310,287,682

Class 1 (unlimited shares authorized):
Net assets	$—	$—	$16,326,148	$1,320,094,208	$764,330,005	$225,319,803
Shares of beneficial interest issued and outstanding	—	—	1,253,044	80,164,609	26,651,132	12,659,512
Net asset value, offering and redemption price per share	$—	$—	$13.03	$16.47	$28.68	$17.80

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$1,855,668	$—	$10,341,894	$5,128,104
Shares of beneficial interest issued and outstanding	—	—	142,203	—	361,043	288,408
Net asset value, offering and redemption price per share	$—	$—	$13.05	$—	$28.64	$17.78

Class 3 (unlimited shares authorized):
Net assets	$572,775,617	$718,951,538	$25,184,966	$—	$198,631,045	$79,839,775
Shares of beneficial interest issued and outstanding	56,749,823	66,142,325	1,938,695	—	6,959,233	4,502,480
Net asset value, offering and redemption price per share	$10.09	$10.87	$12.99	$—	$28.54	$17.73

See Notes to Financial Statements

297

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	SA Legg Mason BW Large Cap Value†	“Dogs” of Wall Street	SA AB Growth†	Capital Growth	SA MFS Massachusetts Investors Trust†	Fundamental Growth
ASSETS:
Investments at value (unaffiliated)*	$1,217,854,682	$310,744,116	$490,671,749	$137,578,187	$1,015,389,529	$180,079,886
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	2,801,000	—	—	—	462,000

Total investments	1,217,854,682	313,545,116	490,671,749	137,578,187	1,015,389,529	180,541,886

Cash	180,950	389	896	859	243	533
Foreign cash*	—	—	—	10,610	59	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	78,824	85,706	179,075	71,639	285,926	25,968
Dividends and interest	1,649,270	664,380	83,525	75,636	719,618	45,922
Investments sold	61,029,183	—	6,736,232	2,067,979	9,673,873	401,174
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	5,144	1,196	1,680	766	6,874	3,566
Due from investment adviser for expense reimbursements/fee waivers	116,317	—	—	32,277	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	1,280,914,370	314,296,787	497,673,157	139,837,953	1,026,076,122	181,019,049

LIABILITIES:
Payable for:
Fund shares redeemed	612,697	65,137	166,899	15,975	152,984	82,603
Investments purchased	58,567,675	—	4,586,079	2,126,314	7,569,476	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	756,476	157,568	261,581	98,468	581,472	129,885
Service fees — Class 2	6,595	820	2,584	213	1,190	314
Service fees — Class 3	107,670	25,853	25,586	9,511	76,826	13,741
Transfer agent fees	560	418	530	418	524	425
Trustees’ fees and expenses	13,442	2,835	4,271	830	11,617	3,506
Other accrued expenses	127,851	60,747	73,344	49,042	127,522	56,125
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	60,192,966	313,378	5,120,874	2,300,771	8,521,611	286,599

NET ASSETS	$1,220,721,404	$313,983,409	$492,552,283	$137,537,182	$1,017,554,511	$180,732,450

* Cost
Investments (unaffiliated)	$1,230,561,362	$311,847,913	$441,802,430	$128,853,185	$919,984,302	$172,298,919

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$11,250	$59	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

298

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	SA Legg Mason BW Large Cap Value†	“Dogs” of Wall Street	SA AB Growth†	Capital Growth	SA MFS Massachusetts Investors Trust†	Fundamental Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$857,435,493	$290,508,450	$378,323,152	$127,472,148	$822,828,995	$161,408,367
Accumulated undistributed net investment income (loss)	11,406,796	7,327,629	762,920	362,924	8,391,820	(144,318)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	364,629,117	17,251,127	64,596,892	978,293	90,931,363	11,687,434
Unrealized appreciation (depreciation) on investments	(12,706,680)	(1,103,797)	48,869,319	8,725,002	95,405,227	7,780,967
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(43,322)	—	—	(1,185)	(2,894)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$1,220,721,404	$313,983,409	$492,552,283	$137,537,182	$1,017,554,511	$180,732,450

Class 1 (unlimited shares authorized):
Net assets	$666,660,362	$183,900,726	$352,893,012	$91,154,566	$644,191,580	$114,064,243
Shares of beneficial interest issued and outstanding	30,481,107	15,168,904	9,294,546	7,175,470	32,638,126	5,508,186
Net asset value, offering and redemption price per share	$21.87	$12.12	$37.97	$12.70	$19.74	$20.71

Class 2 (unlimited shares authorized):
Net assets	$51,133,780	$6,463,580	$19,952,687	$1,653,499	$9,166,889	$2,454,887
Shares of beneficial interest issued and outstanding	2,338,961	534,021	527,555	132,003	464,495	120,850
Net asset value, offering and redemption price per share	$21.86	$12.10	$37.82	$12.53	$19.74	$20.31

Class 3 (unlimited shares authorized):
Net assets	$502,927,262	$123,619,103	$119,706,584	$44,729,117	$364,196,042	$64,213,320
Shares of beneficial interest issued and outstanding	23,092,766	10,271,088	3,188,167	3,604,074	18,527,581	3,208,096
Net asset value, offering and redemption price per share	$21.78	$12.04	$37.55	$12.41	$19.66	$20.02

† See Note 1

See Notes to Financial Statements

299

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
ASSETS:
Investments at value (unaffiliated)*	$470,330,865	$425,230,949	$427,857,519	$352,863,805	$126,346,294	$251,994,156
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	$10,332,000	11,870,000	7,163,000	—

Total investments	470,330,865	425,230,949	438,189,519	364,733,805	133,509,294	251,994,156

Cash	661	775	250	6,587	454	675
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	170,496	189,388	48,556	248,869	42,575	38,210
Dividends and interest	336,198	157,218	150,569	32,907	1,242	19,280
Investments sold	—	2,450,534	954,501	3,414,230	659,405	2,695,953
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,496	6,050	1,719	1,587	970	1,439
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	470,839,716	428,034,914	439,345,114	368,437,985	134,213,940	254,749,713

LIABILITIES:
Payable for:
Fund shares redeemed	23,002	103,225	57,600	57,300	43,557	69,821
Investments purchased	—	3,558,518	117,885	2,649,846	1,155,201	2,851,370
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	270,609	274,959	358,210	240,043	83,997	163,446
Service fees — Class 2	440	873	—	1,867	380	388
Service fees — Class 3	21,853	46,821	42,690	28,072	5,438	32,924
Transfer agent fees	418	415	274	556	530	374
Trustees’ fees and expenses	4,020	3,836	5,428	3,456	1,493	3,072
Other accrued expenses	75,313	71,837	80,878	65,914	51,688	63,354
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	395,655	4,060,484	662,965	3,047,054	1,342,284	3,184,749

NET ASSETS	$470,444,061	$423,974,430	$438,682,149	$365,390,931	$132,871,656	$251,564,964

* Cost
Investments (unaffiliated)	$467,582,060	$405,802,990	$433,291,725	$358,491,389	$121,101,077	$258,734,890

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

300

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
NET ASSETS REPRESENTED BY:
Paid-in capital	$449,863,121	$377,041,212	$394,692,400	$331,373,791	$172,821,055	$235,749,561
Accumulated undistributed net investment income (loss)	2,770,033	8,872,655	2,173,682	(224,877)	(97,089)	—
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	15,062,102	18,632,604	47,250,640	39,869,601	(45,097,527)	22,556,137
Unrealized appreciation (depreciation) on investments	2,748,805	19,427,959	(5,434,206)	(5,627,584)	5,245,217	(6,740,734)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(367)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$470,444,061	$423,974,430	$438,682,149	$365,390,931	$132,871,656	$251,564,964

Class 1 (unlimited shares authorized):
Net assets	$364,442,802	$197,727,718	$235,149,776	$223,093,450	$105,080,915	$97,227,780
Shares of beneficial interest issued and outstanding	37,540,524	13,690,619	11,624,477	14,738,678	7,236,222	13,631,769
Net asset value, offering and redemption price per share	$9.71	$14.44	$20.23	$15.14	$14.52	$7.13

Class 2 (unlimited shares authorized):
Net assets	$3,407,146	$6,759,781	$—	$14,162,815	$2,918,425	$2,988,679
Shares of beneficial interest issued and outstanding	352,212	469,294	—	958,853	203,684	432,524
Net asset value, offering and redemption price per share	$9.67	$14.40	$—	$14.77	$14.33	$6.91

Class 3 (unlimited shares authorized):
Net assets	$102,594,113	$219,486,931	$203,532,373	$128,134,666	$24,872,316	$151,348,505
Shares of beneficial interest issued and outstanding	10,663,770	15,323,106	10,138,567	8,805,089	1,755,287	22,323,838
Net asset value, offering and redemption price per share	$9.62	$14.32	$20.08	$14.55	$14.17	$6.78

See Notes to Financial Statements

301

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	SA Marsico Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
ASSETS:
Investments at value (unaffiliated)*	$243,655,654	$49,667,661	$550,074,358	$335,510,809	$552,516,707	$388,552,038
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	7,417,000	—	—	5,389,000	5,977,000	—

Total investments	251,072,654	49,667,661	550,074,358	340,899,809	558,493,707	388,552,038

Cash	964	—	77	451	268	8,457,273
Foreign cash*	—	—	—	835,011	1,137,023	34,236
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	65,284	132,357	62,698	47,836	168,867	203,729
Dividends and interest	46,022	1,103	131,332	633,611	592,808	813,544
Investments sold	—	299,893	4,292,356	—	1,044,189	68,556
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,872	3,035	80,510	3,438	1,798	1,146
Due from investment adviser for expense reimbursements/fee waivers	—	9,068	—	29,710	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	1,201,435	—	842,963
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	251,186,796	50,113,117	554,641,331	343,651,301	561,438,660	398,973,485

LIABILITIES:
Payable for:
Fund shares redeemed	66,750	19,213	114,778	163,568	17,610	64,575
Investments purchased	—	—	4,673,520	832,126	748,736	252,186
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	182,549	42,761	432,022	268,002	338,410	261,551
Service fees — Class 2	1,317	417	1,659	757	561	1,595
Service fees — Class 3	27,033	7,679	95,172	30,050	7,311	30,636
Transfer agent fees	418	329	312	566	495	489
Trustees’ fees and expenses	3,634	525	6,425	6,219	5,308	2,749
Other accrued expenses	66,221	47,885	88,264	83,338	102,150	78,522
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	168,218	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	1,401,811	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	347,922	287,027	5,412,152	2,786,437	1,220,581	692,303

NET ASSETS	$250,838,874	$49,826,090	$549,229,179	$340,864,864	$560,218,079	$398,281,182

* Cost
Investments (unaffiliated)	$216,161,073	$44,143,624	$564,743,305	$354,960,456	$554,771,773	$409,700,101

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$840,538	$1,235,562	$34,497

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

302

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	SA Marsico Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
NET ASSETS REPRESENTED BY:
Paid-in capital	$199,824,032	$45,796,401	$533,703,715	$482,607,626	$562,052,940	$421,041,437
Accumulated undistributed net investment income (loss)	(222,192)	(43,982)	1,082,211	5,890,186	7,776,884	4,339,286
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	23,744,813	(1,450,387)	29,112,200	(127,953,672)	(7,229,895)	(6,724,944)
Unrealized appreciation (depreciation) on investments	27,494,581	5,524,037	(14,668,947)	(19,449,647)	(2,255,066)	(21,148,063)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,360)	21	—	(229,629)	(126,784)	773,466
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$250,838,874	$49,826,090	$549,229,179	$340,864,864	$560,218,079	$398,281,182

Class 1 (unlimited shares authorized):
Net assets	$114,576,771	$10,516,487	$90,372,271	$192,684,392	$521,969,531	$240,104,968
Shares of beneficial interest issued and outstanding	9,758,276	2,270,015	6,105,452	22,105,681	30,413,752	27,384,504
Net asset value, offering and redemption price per share	$11.74	$4.63	$14.80	$8.72	$17.16	$8.77

Class 2 (unlimited shares authorized):
Net assets	$10,195,677	$3,258,207	$12,967,061	$5,928,458	$4,391,948	$12,593,003
Shares of beneficial interest issued and outstanding	881,555	717,996	877,183	677,180	256,534	1,442,935
Net asset value, offering and redemption price per share	$11.57	$4.54	$14.78	$8.75	$17.12	$8.73

Class 3 (unlimited shares authorized):
Net assets	$126,066,426	$36,051,396	$445,889,847	$142,252,014	$33,856,600	$145,583,211
Shares of beneficial interest issued and outstanding	11,023,930	8,050,251	30,364,666	16,293,729	1,987,326	16,712,109
Net asset value, offering and redemption price per share	$11.44	$4.48	$14.68	$8.73	$17.04	$8.71

† See Note 1

See Notes to Financial Statements

303

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$367,374,829	$1,108,629,779
Investments at value (affiliated)*	—	—
Repurchase agreements (cost approximates value)	—	22,379,000

Total investments	367,374,829	1,131,008,779

Cash	176,770	140,665
Foreign cash*	367,002	1,741,178
Due from broker	1,079,000	—
Receivable for:
Fund shares sold	91,929	375,484
Dividends and interest	771,611	1,805,998
Investments sold	194,639	—
Written options	—	—
Payments on swap contracts	—	—
Prepaid expenses and other assets	1,474	3,368
Due from investment adviser for expense reimbursements/fee waivers	56,871	—
Deferred offering costs	—	—
Variation margin on futures contracts	587,050	—
Unrealized appreciation on forward foreign currency contracts	—	—
Swap premiums paid	—	—
Unrealized appreciation on swap contracts	—	—

Total assets	370,701,175	1,135,075,472

LIABILITIES:
Payable for:
Fund shares redeemed	79,030	115,708
Investments purchased	—	—
Payments on swap contracts	—	—
Investment advisory and management fees	329,583	757,853
Service fees — Class 2	446	1,816
Service fees — Class 3	27,084	108,525
Transfer agent fees	415	347
Trustees’ fees and expenses	4,233	11,907
Other accrued expenses	320,487	150,809
Accrued foreign tax on capital gains	—	—
Line of credit	—	—
Variation margin on futures contracts	—	—
Due to investment adviser from expense recoupment	—	—
Due to custodian	—	—
Due to broker	—	—
Call and put options written, at value@	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Swap premiums received	—	—
Unrealized depreciation on swap contracts	—	—

Total liabilities	761,278	1,146,965

NET ASSETS	$369,939,897	$1,133,928,507

* Cost
Investments (unaffiliated)	$426,154,337	$1,216,186,291

Investments (affiliated)	$—	$—

Foreign cash	$386,281	$1,753,687

@ Premiums received on options written	$—	$—

See Notes to Financial Statements

304

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016

	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$529,067,209	$1,200,916,962
Accumulated undistributed net investment income (loss)	5,454,866	19,645,224
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(106,296,704)	21,083,315
Unrealized appreciation (depreciation) on investments	(58,779,508)	(107,556,512)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	514,523	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(20,489)	(160,482)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—

NET ASSETS	$369,939,897	$1,133,928,507

Class 1 (unlimited shares authorized):
Net assets	$237,212,970	$613,167,308
Shares of beneficial interest issued and outstanding	41,104,092	44,926,776
Net asset value, offering and redemption price per share	$5.77	$13.65

Class 2 (unlimited shares authorized):
Net assets	$3,552,702	$14,146,180
Shares of beneficial interest issued and outstanding	619,323	1,037,205
Net asset value, offering and redemption price per share	$5.74	$13.64

Class 3 (unlimited shares authorized):
Net assets	$129,174,225	$506,615,019
Shares of beneficial interest issued and outstanding	22,687,440	37,237,885
Net asset value, offering and redemption price per share	$5.69	$13.60

See Notes to Financial Statements

305

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2016

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond	Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$44,334	$—	$139,291	$7,500	$2,450,007
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	751,949	86,246,859	8,113,201	34,579,268	45,365,020	2,493,817

Total investment income*	751,949	86,291,193	8,113,201	34,718,559	45,372,520	4,943,824

EXPENSES:
Investment advisory and management fees	1,313,832	9,207,904	2,902,826	3,045,571	11,891,532	1,450,653
Services Fees:
Class 2	29,058	40,075	11,838	18,032	19,126	16,614
Class 3	503,605	2,145,765	664,099	470,788	2,392,201	321,368
Transfer agent fees	4,227	3,063	2,864	2,863	3,074	2,614
Custodian and accounting fees	50,747	247,345	274,280	69,525	299,796	98,830
Reports to shareholders	21,759	144,039	38,921	41,299	194,660	18,366
Audit and tax fees	41,334	46,420	56,325	58,358	71,604	48,661
Legal fees	48,824	3,860	5,474	4,207	27,311	5,699
Trustees’ fees and expenses	5,229	37,659	9,733	10,327	42,844	4,513
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	409	1,815	—	1,210	—
Other expenses	19,279	68,345	21,962	30,053	61,117	22,326

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,037,894	11,944,884	3,990,137	3,751,023	15,004,475	1,989,644
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(216,149)	—	—	—	(1,981,922)	—
Fees paid indirectly (Note 6)	—	—	—	—	—	(1,739)

Net expenses	1,821,745	11,944,884	3,990,137	3,751,023	13,022,553	1,987,905

Net investment income (loss)	(1,069,796)	74,346,309	4,123,064	30,967,536	32,349,967	2,955,919

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,352	3,655,633	(10,659,540)	(20,554,443)	(5,937,772)	9,845,388
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(3,302,432)	2,838,747	—	(165,042)	134,427
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(92,031)	—	11,155,033	—

Net realized gain (loss) on investments and foreign currencies	10,352	353,201	(7,912,824)	(20,554,443)	5,052,219	9,979,815

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(12,255)	(136,548,771)	(2,273,294)	(46,317,213)	(44,218,914)	(18,297,776)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(548,381)	187,931	—	1,228,950	137,451
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(678,936)	—	(11,155,045)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(12,255)	(137,097,152)	(2,764,299)	(46,317,213)	(54,145,009)	(18,160,325)

Net realized and unrealized gain (loss) on investments and foreign currencies	(1,903)	(136,743,951)	(10,677,123)	(66,871,656)	(49,092,790)	(8,180,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,071,699)	$(62,397,642)	$(6,554,059)	$(35,904,120)	$(16,742,823)	$(5,224,591)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$6,363	$3,599	$4,821	$1,087

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

306

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2016

	SA MFS Total Return†	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	SA BlackRock VCP Global Multi Asset#	SA Schroders VCP Global Allocation#	SA T. Rowe Price VCP Balanced#
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,812,511	$—	$—	$1,205	$—	$1,610
Dividends (affiliated)	—	121,443,677	64,018,821	—	—	—
Interest (unaffiliated)	7,167,049	37,124,828	19,771,060	925	877	745

Total investment income*	15,979,560	158,568,505	83,789,881	2,130	877	2,355

EXPENSES:
Investment advisory and management fees	3,791,571	22,148,999	12,448,205	1,813	1,774	1,879
Services Fees:
Class 2	52,838	—	—	—	—	—
Class 3	815,305	26,373,748	14,247,757	527	522	553
Transfer agent fees	2,968	1,090	879	12	12	12
Custodian and accounting fees	122,438	189,137	104,536	2,209	2,209	11,421
Reports to shareholders	46,832	872,562	476,713	185	185	185
Audit and tax fees	40,590	29,650	29,650	18,799	18,799	18,799
Legal fees	5,430	29,434	23,656	109	109	109
Trustees’ fees and expenses	10,302	261,132	150,028	112	112	112
Deferred offering costs	—	—	—	1,308	1,308	1,308
Interest expense	—	82	33	—	—	—
Other expenses	28,127	69,171	33,741	214	212	212

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,916,401	49,975,005	27,515,198	25,288	25,242	34,590
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	(22,841)	(22,842)	(32,048)
Fees paid indirectly (Note 6)	(3,280)	—	—	—	—	—

Net expenses	4,913,121	49,975,005	27,515,198	2,447	2,400	2,542

Net investment income (loss)	11,066,439	108,593,500	56,274,683	(317)	(1,523)	(187)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	38,324,239	(143,753,614)	(75,269,525)	—	—	(777)
Net realized gain (loss) on investments (affiliated)	—	83,218,216	52,626,358	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	332,603,042	210,083,029	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(395,293,751)	(195,868,291)	30	1,584	(2,229)
Net realized foreign exchange gain (loss) on other assets and liabilities	(32,002)	—	—	4,241	—	(1,612)

Net realized gain (loss) on investments and foreign currencies	38,292,237	(123,226,107)	(8,428,429)	4,271	1,584	(4,618)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(55,681,599)	(41,250,656)	(22,189,705)	142,601	(544)	143,497
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	(942,871,151)	(527,107,941)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	72,130,572	25,628,993	78,053	200,441	(30,661)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(5,854)	—	—	(690)	(22,715)	169
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(55,687,453)	(911,991,235)	(523,668,653)	219,964	177,182	113,005

Net realized and unrealized gain (loss) on investments and foreign currencies	(17,395,216)	(1,035,217,342)	(532,097,082)	224,235	178,766	108,387

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,328,777)	$(926,623,842)	$(475,822,399)	$223,918	$177,243	$108,200

* Net of foreign withholding taxes on interest and dividends of	$101,124	$—	$—	$87	$—	$103

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1
# For the period January 25, 2016 (commencement of operation) to January 31, 2016

See Notes to Financial Statements

307

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2016

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$6,771,573	$1,384,690	$27,110,056	$27,782,980	$5,526,468
Dividends (affiliated)	—	—	—	72,209	—	—
Interest (unaffiliated)	2,917,355	2,410,278	77,628	—	2,034	84

Total investment income*	2,917,355	9,181,851	1,462,318	27,182,265	27,785,014	5,526,552

EXPENSES:
Investment advisory and management fees	3,388,211	4,249,942	372,678	5,264,452	5,500,283	2,208,144
Services Fees:
Class 2	—	—	3,276	—	17,193	8,638
Class 3	984,945	1,166,730	69,925	—	526,468	212,017
Transfer agent fees	207	207	1,982	730	3,074	2,652
Custodian and accounting fees	70,688	86,826	55,215	155,413	115,102	40,989
Reports to shareholders	28,382	31,932	4,204	111,254	84,884	23,247
Audit and tax fees	53,366	45,749	39,413	37,500	35,826	35,848
Legal fees	10,514	6,992	6,802	3,213	4,580	16,801
Trustees’ fees and expenses	10,176	11,691	943	33,376	23,780	6,796
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	31	—	3,753	141	—
Other expenses	13,321	16,429	15,293	242,953	51,314	21,648

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	4,559,810	5,616,529	569,731	5,852,644	6,362,645	2,576,780
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 5)	10,336	123,815	—	(795,393)	—	—
Fees paid indirectly (Note 6)	—	(6,003)	(2,872)	—	(5,828)	—

Net expenses	4,570,146	5,734,341	566,859	5,057,251	6,356,817	2,576,780

Net investment income (loss)	(1,652,791)	3,447,510	895,459	22,125,014	21,428,197	2,949,772

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	872,011	(897,919)	1,586,295	15,587,585	38,015,938	12,038,184
Net realized gain (loss) on investments (affiliated)	—	—	—	259,075	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(20,276,317)	4,051,054	—	291,759	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	12,482	1,861,218	540,966	—	—	(19,233)

Net realized gain (loss) on investments and foreign currencies	(19,391,824)	5,014,353	2,127,261	16,138,419	38,015,938	12,018,951

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(782,056)	(49,492,445)	(8,087,238)	(58,555,917)	(88,030,614)	(14,339,841)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	388,395	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(10,101,131)	(2,671,528)	—	(874,087)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	7,738	(124,689)	(305,867)	—	—	219
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(633)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(10,875,449)	(52,288,662)	(8,393,738)	(59,041,609)	(88,030,614)	(14,339,622)

Net realized and unrealized gain (loss) on investments and foreign currencies	(30,267,273)	(47,274,309)	(6,266,477)	(42,903,190)	(50,014,676)	(2,320,671)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,920,064)	$(43,826,799)	$(5,371,018)	$(20,778,176)	$(28,586,479)	$629,101

* Net of foreign withholding taxes on interest and dividends of	$51	$156,832	$57,104	$1,792	$—	$48,440

** Net of foreign withholding taxes on capital gains of	$—	$—	$387	$—	$—	$—

See Notes to Financial Statements

308

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2016

	SA Legg Mason BW Large Cap Value†	“Dogs” of Wall Street	SA AB Growth†	Capital Growth	SA MFS Massachusetts Investors Trust†	Fundamental Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$23,345,999	$9,687,853	$4,395,355	$1,443,400	$17,626,969	$1,472,416
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	35,697	36	3,608	382	6,639	9

Total investment income*	23,381,696	9,687,889	4,398,963	1,443,782	17,633,608	1,472,425

EXPENSES:
Investment advisory and management fees	9,834,645	1,889,658	3,134,189	1,035,816	7,751,683	1,870,524
Services Fees:
Class 2	89,263	10,775	33,548	2,766	16,635	4,226
Class 3	1,450,003	326,393	326,551	120,930	1,008,204	185,948
Transfer agent fees	3,074	2,231	2,928	2,272	2,864	2,294
Custodian and accounting fees	163,239	34,480	61,449	25,247	138,428	28,973
Reports to shareholders	229,504	26,111	39,683	9,362	100,431	17,625
Audit and tax fees	36,391	35,822	35,850	35,841	35,784	36,747
Legal fees	60,324	4,368	4,440	5,094	8,582	3,794
Trustees’ fees and expenses	26,126	7,255	10,341	2,874	27,411	4,248
Deferred offering costs	—	—	—	—	—	—
Interest expense	206	52	—	—	2,069	173
Other expenses	56,269	23,116	21,948	18,404	58,002	14,089

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,949,044	2,360,261	3,670,927	1,258,606	9,150,093	2,168,641
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(277,138)	—	—	(167,703)	—	—
Fees paid indirectly (Note 6)	(30,857)	—	(8,927)	(10,175)	(24,558)	(20,400)

Net expenses	11,641,049	2,360,261	3,662,000	1,080,728	9,125,535	2,148,241

Net investment income (loss)	11,740,647	7,327,628	736,963	363,054	8,508,073	(675,816)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	364,645,916	17,724,780	65,205,253	1,030,848	92,329,430	11,949,516
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(333,850)	—	—	(351)	(9,581)	—

Net realized gain (loss) on investments and foreign currencies	364,312,066	17,724,780	65,205,253	1,030,497	92,319,849	11,949,516

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(390,925,133)	(18,831,700)	(42,678,689)	(1,845,353)	(94,867,140)	(17,918,772)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(39,775)	—	—	(1,263)	4,752	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(390,964,908)	(18,831,700)	(42,678,689)	(1,846,616)	(94,862,388)	(17,918,772)

Net realized and unrealized gain (loss) on investments and foreign currencies	(26,652,842)	(1,106,920)	22,526,564	(816,119)	(2,542,539)	(5,969,256)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,912,195)	$6,220,708	$23,263,527	$(453,065)	$5,965,534	$(6,645,072)

* Net of foreign withholding taxes on interest and dividends of	$344,122	$—	$—	$—	$153,236	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

309

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2016

	Blue Chip Growth	Real Estate	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,451,609	$13,095,933	$7,941,733	$1,975,642	$523,214	$1,060,014
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,982	594	213,021	135	97	1,083

Total investment income*	6,453,591	13,096,527	8,154,754	1,975,777	523,311	1,061,097

EXPENSES:
Investment advisory and management fees	3,193,138	3,446,958	4,867,766	2,919,797	1,086,116	2,214,187
Services Fees:
Class 2	5,673	11,371	—	25,950	5,075	5,473
Class 3	272,677	614,193	573,961	383,322	73,024	460,393
Transfer agent fees	2,232	2,211	1,385	3,053	2,926	2,292
Custodian and accounting fees	58,534	64,007	70,356	48,357	28,011	39,248
Reports to shareholders	41,987	36,312	44,313	31,080	13,153	25,309
Audit and tax fees	35,844	35,837	36,052	35,904	36,144	36,019
Legal fees	7,908	4,174	4,172	4,388	4,230	4,062
Trustees’ fees and expenses	13,890	9,205	11,457	8,312	3,437	6,255
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	863	—	—	—	255
Other expenses	51,859	29,696	31,591	25,439	17,262	25,092

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,683,742	4,254,827	5,641,053	3,485,602	1,269,378	2,818,585
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	—	—	—	—
Fees paid indirectly (Note 6)	—	(30,957)	—	(9,231)	(15,095)	(19,408)

Net expenses	3,683,742	4,223,870	5,641,053	3,476,371	1,254,283	2,799,177

Net investment income (loss)	2,769,849	8,872,657	2,513,701	(1,500,594)	(730,972)	(1,738,080)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	15,444,174	19,694,445	47,270,182	40,123,384	3,651,671	25,540,520
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	6,961	—	—	—

Net realized gain (loss) on investments and foreign currencies	15,444,174	19,694,445	47,277,143	40,123,384	3,651,671	25,540,520

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(23,166,190)	(67,376,646)	(84,273,490)	(68,581,156)	(16,754,065)	(50,975,473)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(427)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(23,166,190)	(67,376,646)	(84,273,917)	(68,581,156)	(16,754,065)	(50,975,473)

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,722,016)	(47,682,201)	(36,996,774)	(28,457,772)	(13,102,394)	(25,434,953)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,952,167)	$(38,809,544)	$(34,483,073)	$(29,958,366)	$(13,833,366)	$(27,173,033)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$44,315	$3,429	$—	$8,143

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

310

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2016

	SA Marsico Focused Growth†	Technology	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,081,902	$467,988	$8,353,634	$10,248,431	$12,458,981	$8,086,065
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	132	13	1,425	8,498	1,463	—

Total investment income*	2,082,034	468,001	8,355,059	10,256,929	12,460,444	8,086,065

EXPENSES:
Investment advisory and management fees	2,737,818	530,214	5,816,052	3,442,921	4,113,407	2,728,981
Services Fees:
Class 2	17,975	5,171	23,258	10,691	7,521	22,104
Class 3	354,323	94,285	1,307,037	413,771	97,511	410,281
Transfer agent fees	2,230	1,912	1,597	3,137	2,715	2,669
Custodian and accounting fees	43,350	25,697	72,850	87,463	97,735	81,184
Reports to shareholders	29,638	5,388	52,487	30,925	48,020	26,897
Audit and tax fees	35,828	37,288	35,956	60,623	47,675	47,897
Legal fees	7,217	4,451	3,457	5,414	13,077	23,583
Trustees’ fees and expenses	8,080	1,222	11,996	6,881	13,394	5,790
Deferred offering costs	—	—	—	—	—	—
Interest expense	330	36	—	—	—	626
Other expenses	28,118	19,660	39,776	47,195	61,741	35,864

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,264,907	725,324	7,364,466	4,109,021	4,502,796	3,385,876
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	(53,021)	—	(187,057)	—	—
Fees paid indirectly (Note 6)	(4,194)	(16,322)	(91,618)	(6,508)	(6,872)	(27,136)

Net expenses	3,260,713	655,981	7,272,848	3,915,456	4,495,924	3,358,740

Net investment income (loss)	(1,178,679)	(187,980)	1,082,211	6,341,473	7,964,520	4,727,325

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	23,937,322	4,699,219	29,764,391	(700,495)	(6,500,311)	(3,152,424)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(8,056)	78	—	(720,625)	(26,402)	(656,943)

Net realized gain (loss) on investments and foreign currencies	23,929,266	4,699,297	29,764,391	(1,421,120)	(6,526,713)	(3,809,367)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(35,129,542)	(3,945,204)	(84,207,913)	(23,941,838)	(39,011,692)	(28,355,310)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(2,360)	89	—	477,307	(104,069)	1,102,009
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(35,131,902)	(3,945,115)	(84,207,913)	(23,464,531)	(39,115,761)	(27,253,301)

Net realized and unrealized gain (loss) on investments and foreign currencies	(11,202,636)	754,182	(54,443,522)	(24,885,651)	(45,642,474)	(31,062,668)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,381,315)	$566,202	$(53,361,311)	$(18,544,178)	$(37,677,954)	$(26,335,343)

* Net of foreign withholding taxes on interest and dividends of	$45,398	$1,416	$—	$972,134	$664,697	$553,291

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

311

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2016

	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,857,882	$32,264,417
Dividends (affiliated)	—	—
Interest (unaffiliated)	815	498

Total investment income*	11,858,697	32,264,915

EXPENSES:
Investment advisory and management fees	4,454,292	9,706,119
Services Fees:
Class 2	6,762	26,283
Class 3	372,353	1,490,774
Transfer agent fees	2,210	1,824
Custodian and accounting fees	360,277	280,104
Reports to shareholders	35,630	104,790
Audit and tax fees	49,749	62,804
Legal fees	18,262	8,610
Trustees’ fees and expenses	8,761	27,410
Deferred offering costs	—	—
Interest expense	1,915	—
Other expenses	61,854	87,179

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,372,065	11,795,897
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	(354,966)	—
Fees paid indirectly (Note 6)	(3,976)	(12,059)

Net expenses	5,013,123	11,783,838

Net investment income (loss)	6,845,574	20,481,077

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(39,908,441)	33,118,284
Net realized gain (loss) on investments (affiliated)	—	—
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(670,203)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(699,581)	(698,110)

Net realized gain (loss) on investments and foreign currencies	(41,278,225)	32,420,174

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(53,465,065)	(195,328,751)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	457,109	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(11,263)	(6,311)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	138,335	—

Net unrealized gain (loss) on investments and foreign currencies	(52,880,884)	(195,335,062)

Net realized and unrealized gain (loss) on investments and foreign currencies	(94,159,109)	(162,914,888)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,313,535)	$(142,433,811)

* Net of foreign withholding taxes on interest and dividends of	$1,707,618	$2,888,814

** Net of foreign withholding taxes on capital gains of	$4,762	$—

See Notes to Financial Statements

312

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,069,796)	$(1,216,715)	$74,346,309	$67,496,341	$4,123,064	$5,043,050
Net realized gain (loss) on investments and foreign currencies	10,352	137	353,201	4,775,087	(7,912,824)	(6,068,914)
Net unrealized gain (loss) on investments and foreign currencies	(12,255)	8,549	(137,097,152)	25,381,029	(2,764,299)	(10,535,164)

Net increase (decrease) in net assets resulting from operations	(1,071,699)	(1,208,029)	(62,397,642)	97,652,457	(6,554,059)	(11,561,028)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(36,251,749)	(26,813,392)	—	—
Net investment income — Class 2	—	—	(957,209)	(1,008,083)	—	—
Net investment income — Class 3	—	—	(30,282,953)	(29,916,178)	—	—
Net realized gain on securities — Class 1	—	—	(2,835,425)	(2,028,340)	(973,303)	—
Net realized gain on securities — Class 2	—	—	(78,402)	(80,105)	(34,353)	—
Net realized gain on securities — Class 3	—	—	(2,543,922)	(2,426,038)	(1,168,037)	—

Total distributions to shareholders	—	—	(72,949,660)	(62,272,136)	(2,175,693)	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	78,258,308	(26,530,220)	180,194,656	271,587,245	30,321,358	58,191,404

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,186,609	(27,738,249)	44,847,354	306,967,566	21,591,606	46,630,376

NET ASSETS:
Beginning of period	256,328,978	284,067,227	1,761,303,185	1,454,335,619	473,074,573	426,444,197

End of period†	$333,515,587	$256,328,978	$1,806,150,539	$1,761,303,185	$494,666,179	$473,074,573

† Includes accumulated undistributed net investment income (loss)	$(59,029)	$(94,459)	$74,250,054	$67,395,656	$(605,949)	$(4,304,267)

See	Notes to Financial Statements

313

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		SA JPMorgan MFS Core Bond		Balanced
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$30,967,536	$27,065,183	$32,349,967	$24,806,466	$2,955,919	$3,441,832
Net realized gain (loss) on investments and foreign currencies	(20,554,443)	(4,399,424)	5,052,219	63,953,109	9,979,815	19,737,498
Net unrealized gain (loss) on investments and foreign currencies	(46,317,213)	(19,786,732)	(54,145,009)	2,324,832	(18,160,325)	650,645

Net increase (decrease) in net assets resulting from operations	(35,904,120)	2,879,027	(16,742,823)	91,084,407	(5,224,591)	23,829,975

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(16,975,703)	(13,708,320)	(12,700,216)	(9,710,296)	(1,477,942)	(1,243,235)
Net investment income — Class 2	(594,737)	(699,013)	(109,743)	(177,573)	(173,173)	(143,339)
Net investment income — Class 3	(9,422,011)	(9,192,782)	(8,718,306)	(10,649,218)	(2,012,742)	(1,409,127)
Net realized gain on securities — Class 1	—	—	(25,066,634)	—	(6,283,529)	—
Net realized gain on securities — Class 2	—	—	(266,758)	—	(808,992)	—
Net realized gain on securities — Class 3	—	—	(22,195,447)	—	(9,800,334)	—

Total distributions to shareholders	(26,992,451)	(23,600,115)	(69,057,104)	(20,537,087)	(20,556,712)	(2,795,701)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	80,662,916	76,363,273	224,242,835	215,869,273	12,369,997	(3,979,655)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,766,345	55,642,185	138,442,908	286,416,593	(13,411,306)	17,054,619

NET ASSETS:
Beginning of period	491,344,665	435,702,480	1,872,625,571	1,586,208,978	224,800,398	207,745,779

End of period†	$509,111,010	$491,344,665	$2,011,068,479	$1,872,625,571	$211,389,092	$224,800,398

† Includes accumulated undistributed net investment income (loss)	$30,800,128	$26,825,043	$35,583,189	$10,271,284	$3,412,645	$3,654,059

See Notes to Financial Statements

314

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return††		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,066,439	$12,747,719	$108,593,500	$66,611,365	$56,274,683	$31,005,614
Net realized gain (loss) on investments and foreign currencies	38,292,237	38,679,626	(123,226,107)	144,781,025	(8,428,429)	23,164,384
Net unrealized gain (loss) on investments and foreign currencies	(55,687,453)	3,198,829	(911,991,235)	168,763,295	(523,668,653)	99,436,193

Net increase (decrease) in net assets resulting from operations	(6,328,777)	54,626,174	(926,623,842)	380,155,685	(475,822,399)	153,606,191

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(5,315,593)	(5,119,576)	—	—	—	—
Net investment income — Class 2	(783,354)	(775,654)	—	—	—	—
Net investment income — Class 3	(6,998,282)	(6,564,092)	(108,515,531)	(44,950,280)	(44,027,037)	(16,472,205)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	(86,713,528)	(57,936,865)	(6,705,084)	(799,620)

Total distributions to shareholders	(13,097,229)	(12,459,322)	(195,229,059)	(102,887,145)	(50,732,121)	(17,271,825)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(65,682,422)	(75,377,500)	2,391,108,086	3,310,671,921	1,449,866,433	2,377,798,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,108,428)	(33,210,648)	1,269,255,185	3,587,940,461	923,311,913	2,514,132,977

NET ASSETS:
Beginning of period	610,628,315	643,838,963	9,425,867,267	5,837,926,806	4,943,612,917	2,429,479,940

End of period†	$525,519,887	$610,628,315	$10,695,122,452	$9,425,867,267	$5,866,924,830	$4,943,612,917

† Includes accumulated undistributed net investment income (loss)	$11,454,755	$13,097,230	$164,596,578	$108,515,531	$86,298,181	$44,207,035

†† See Note 1

See Notes to Financial Statements

315

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset	SA Schroders VCP Global Allocation	SA T. Rowe Price VCP Balanced	VCP Total Return BalancedSM
	For the period January 25, 2016@ through January 31, 2016	For the period January 25, 2016@ through January 31, 2016	For the period January 25, 2016@ through January 31, 2016	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(317)	$(1,523)	$(187)	$(1,652,791)	$(724,018)
Net realized gain (loss) on investments and foreign currencies	4,271	1,584	(4,618)	(19,391,824)	5,781,337
Net unrealized gain (loss) on investments and foreign currencies	219,964	177,182	113,005	(10,875,449)	20,925

Net increase (decrease) in net assets resulting from operations	223,918	177,243	108,200	(31,920,064)	5,078,244

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	(107,615)	(7,337,485)

Total distributions to shareholders	—	—	—	(107,615)	(7,337,485)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	12,065,981	12,196,615	13,463,965	382,361,614	151,160,292

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,289,899	12,373,858	13,572,165	350,333,935	148,901,051

NET ASSETS:
Beginning of period	—	—	—	222,441,682	73,540,631

End of period†	$12,289,899	$12,373,858	$13,572,165	$572,775,617	$222,441,682

† Includes accumulated undistributed net investment income (loss)	$4,051	$18,728	$(1,668)	$(3,517,175)	$(1,339,381)

@	Commencement of operations

See Notes to Financial Statements

316

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCPSM Value		Telecom Utility		Equity Index
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,447,510	$1,411,042	$895,459	$1,339,109	$22,125,014	$14,401,174
Net realized gain (loss) on investments and foreign currencies	5,014,353	3,846,942	2,127,261	6,227,359	16,138,419	20,164,531
Net unrealized gain (loss) on investments and foreign currencies	(52,288,662)	1,562,153	(8,393,738)	(1,858,822)	(59,041,609)	71,565,389

Net increase (decrease) in net assets resulting from operations	(43,826,799)	6,820,137	(5,371,018)	5,707,646	(20,778,176)	106,131,094

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(921,737)	(630,009)	(14,432,879)	(6,619,503)
Net investment income — Class 2	—	—	(99,914)	(61,589)	—	—
Net investment income — Class 3	(1,021,534)	—	(1,264,254)	(692,357)	—	—
Net realized gain on securities — Class 1	—	(2,135,430)	—	—	(20,080,358)	(7,964,317)
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(3,171,398)	—	—	—	—

Total distributions to shareholders	(1,021,534)	(5,306,828)	(2,285,905)	(1,383,955)	(34,513,237)	(14,583,820)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	526,391,387	159,223,542	(3,960,201)	(751,557)	201,069,377	366,968,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	481,543,054	160,736,851	(11,617,124)	3,572,134	145,777,964	458,516,028

NET ASSETS:
Beginning of period	237,408,484	76,671,633	54,983,906	51,411,772	1,174,316,244	715,800,216

End of period†	$718,951,538	$237,408,484	$43,366,782	$54,983,906	$1,320,094,208	$1,174,316,244

† Includes accumulated undistributed net investment income (loss)	$5,744,711	$721,282	$1,158,093	$1,920,717	$22,796,522	$14,432,880

See	Notes to Financial Statements

317

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Growth-Income		Equity Opportunities		SA Legg Mason BW Large Cap Value††
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,428,197	$17,517,186	$2,949,772	$1,623,487	$11,740,647	$5,175,533
Net realized gain (loss) on investments and foreign currencies	38,015,938	38,667,621	12,018,951	28,645,076	364,312,066	209,835,500
Net unrealized gain (loss) on investments and foreign currencies	(88,030,614)	47,937,554	(14,339,622)	(10,278,889)	(390,964,908)	(117,548,416)

Net increase (decrease) in net assets resulting from operations	(28,586,479)	104,122,361	629,101	19,989,674	(14,912,195)	97,462,617

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(14,000,799)	(8,138,732)	(1,280,002)	(626,491)	(3,652,947)	(4,396,355)
Net investment income — Class 2	(182,578)	(129,906)	(23,741)	(17,397)	(197,235)	(308,289)
Net investment income — Class 3	(3,351,453)	(2,136,973)	(317,255)	(150,880)	(1,361,929)	(2,330,539)
Net realized gain on securities — Class 1	(29,963,410)	(24,174,680)	(9,553,508)	—	(111,552,873)	(62,282,135)
Net realized gain on securities — Class 2	(429,913)	(441,038)	(248,542)	—	(9,098,519)	(5,893,572)
Net realized gain on securities — Class 3	(8,206,034)	(7,351,493)	(3,758,491)	—	(89,150,522)	(55,561,451)

Total distributions to shareholders	(56,134,187)	(42,372,822)	(15,181,539)	(794,768)	(215,014,025)	(130,772,341)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	117,248,145	229,763,630	68,682,421	58,426,065	116,997,862	44,421,958

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,527,479	291,513,169	54,129,983	77,620,971	(112,928,358)	11,112,234

NET ASSETS:
Beginning of period	940,775,465	649,262,296	256,157,699	178,536,728	1,333,649,762	1,322,537,528

End of period†	$973,302,944	$940,775,465	$310,287,682	$256,157,699	$1,220,721,404	$1,333,649,762

† Includes accumulated undistributed net investment income (loss)	$21,428,196	$17,539,829	$2,930,543	$1,621,002	$11,406,796	$5,212,110

†† See Note 1

See Notes to Financial Statements

318

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	“Dogs” of Wall Street		SA AB Growth††		Capital Growth
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,327,628	$5,923,642	$736,963	$581,372	$363,054	$63,532
Net realized gain (loss) on investments and foreign currencies	17,724,780	21,758,815	65,205,253	70,124,246	1,030,497	8,747,861
Net unrealized gain (loss) on investments and foreign currencies	(18,831,700)	(2,474,471)	(42,678,689)	(1,419,822)	(1,846,616)	(2,875,137)

Net increase (decrease) in net assets resulting from operations	6,220,708	25,207,986	23,263,527	69,285,796	(453,065)	5,936,256

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,563,534)	(2,020,067)	(475,305)	—	(61,719)	(19,227)
Net investment income — Class 2	(126,936)	(100,929)	—	—	—	—
Net investment income — Class 3	(2,233,172)	(1,551,532)	—	—	—	—
Net realized gain on securities — Class 1	(12,298,645)	(5,712,709)	(36,192,805)	—	(3,436,779)	—
Net realized gain on securities — Class 2	(480,463)	(320,929)	(2,152,157)	—	(76,174)	—
Net realized gain on securities — Class 3	(8,736,310)	(4,965,168)	(12,751,453)	—	(1,981,515)	—

Total distributions to shareholders	(27,439,060)	(14,671,334)	(51,571,720)	—	(5,556,187)	(19,227)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	44,733,671	73,918,822	51,820,214	(22,213,814)	51,869,447	24,465,718

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,515,319	84,455,474	23,512,021	47,071,982	45,860,195	30,382,747

NET ASSETS:
Beginning of period	290,468,090	206,012,616	469,040,262	421,968,280	91,676,987	61,294,240

End of period†	$313,983,409	$290,468,090	$492,552,283	$469,040,262	$137,537,182	$91,676,987

† Includes accumulated undistributed net investment income (loss)	$7,327,629	$5,923,643	$762,920	$475,309	$362,924	$61,720

†† See Note 1

See Notes to Financial Statements

319

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Massachusetts Investors Trust†		Fundamental Growth		Blue Chip Growth
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,508,073	$8,468,463	$(675,816)	$(735,056)	$2,769,849	$1,665,318
Net realized gain (loss) on investments and foreign currencies	92,319,849	53,878,620	11,949,516	52,421,499	15,444,174	8,309,440
Net unrealized gain (loss) on investments and foreign currencies	(94,862,388)	27,081,111	(17,918,772)	(28,964,957)	(23,166,190)	17,357,014

Net increase (decrease) in net assets resulting from operations	5,965,534	89,428,194	(6,645,072)	22,721,486	(4,952,167)	27,331,772

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(6,014,886)	(3,807,757)	—	—	(1,461,238)	(111,283)
Net investment income — Class 2	(74,526)	(50,574)	—	—	(8,973)	—
Net investment income — Class 3	(2,443,921)	(1,449,266)	—	—	(200,787)	—
Net realized gain on securities — Class 1	(33,943,086)	(25,647,524)	(27,042,594)	—	(6,365,491)	(11,402,920)
Net realized gain on securities — Class 2	(525,799)	(468,932)	(484,818)	—	(62,529)	(158,938)
Net realized gain on securities — Class 3	(19,497,367)	(15,791,691)	(13,102,828)	—	(1,900,265)	(4,421,689)

Total distributions to shareholders	(62,499,585)	(47,215,744)	(40,630,240)	—	(9,999,283)	(16,094,830)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(69,508,098)	263,027,314	7,490,516	(97,480,381)	73,683,606	300,549,248

TOTAL INCREASE (DECREASE) IN NET ASSETS	(126,042,149)	305,239,764	(39,784,796)	(74,758,895)	58,732,156	311,786,190

NET ASSETS:
Beginning of period	1,143,596,660	838,356,896	220,517,246	295,276,141	411,711,905	99,925,715

End of period†	$1,017,554,511	$1,143,596,660	$180,732,450	$220,517,246	$470,444,061	$411,711,905

† Includes accumulated undistributed net investment income (loss)	$8,391,820	$8,481,384	$(144,318)	$(93,152)	$2,770,033	$1,670,998

† See Note 1

See Notes to Financial Statements

320

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Real Estate		Small Company Value		Mid-Cap Growth
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,872,657	$7,415,421	$2,513,701	$906,090	$(1,500,594)	$(1,416,008)
Net realized gain (loss) on investments and foreign currencies	19,694,445	42,483,541	47,277,143	36,630,257	40,123,384	31,654,462
Net unrealized gain (loss) on investments and foreign currencies	(67,376,646)	80,390,680	(84,273,917)	(44,328,892)	(68,581,156)	955,389

Net increase (decrease) in net assets resulting from operations	(38,809,544)	130,289,642	(34,483,073)	(6,792,545)	(29,958,366)	31,193,843

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,601,704)	(2,342,179)	(900,503)	(775,623)	—	—
Net investment income — Class 2	(119,628)	(99,304)	—	—	—	—
Net investment income — Class 3	(3,694,295)	(2,970,591)	(131,914)	(187,923)	—	—
Net realized gain on securities — Class 1	(18,782,269)	(14,145,597)	(19,716,183)	(7,747,326)	(17,326,256)	(13,108,895)
Net realized gain on securities — Class 2	(691,359)	(683,209)	—	—	(1,289,339)	(1,522,097)
Net realized gain on securities — Class 3	(22,874,539)	(22,154,057)	(16,588,086)	(8,299,609)	(11,651,997)	(13,194,086)

Total distributions to shareholders	(49,763,794)	(42,394,937)	(37,336,686)	(17,010,481)	(30,267,592)	(27,825,078)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	6,133,484	13,769,452	19,188,094	103,917,776	82,001,121	44,677,438

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,439,854)	101,664,157	(52,631,665)	80,114,750	21,775,163	48,046,203

NET ASSETS:
Beginning of period	506,414,284	404,750,127	491,313,814	411,199,064	343,615,768	295,569,565

End of period†	$423,974,430	$506,414,284	$438,682,149	$491,313,814	$365,390,931	$343,615,768

† Includes accumulated undistributed net investment income (loss)	$8,872,655	$7,415,625	$2,173,682	$685,437	$(224,877)	$(234,604)

See Notes to Financial Statements

321

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Aggressive Growth		Growth Opportunities		SA Marsico Focused Growth††
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(730,972)	$(554,590)	$(1,738,080)	$(1,745,115)	$(1,178,679)	$(422,575)
Net realized gain (loss) on investments and foreign currencies	3,651,671	10,082,880	25,540,520	36,820,385	23,929,266	15,035,897
Net unrealized gain (loss) on investments and foreign currencies	(16,754,065)	(7,289,341)	(50,975,473)	(23,226,640)	(35,131,902)	16,777,936

Net increase (decrease) in net assets resulting from operations	(13,833,366)	2,238,949	(27,173,033)	11,848,630	(12,381,315)	31,391,258

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	(13,007)
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	(13,386,108)	(12,218,661)	(7,091,893)	(10,104,926)
Net realized gain on securities — Class 2	—	—	(447,374)	(498,512)	(554,316)	(831,499)
Net realized gain on securities — Class 3	—	—	(23,495,285)	(26,866,456)	(6,657,033)	(8,786,136)

Total distributions to shareholders	—	—	(37,328,767)	(39,583,629)	(14,303,242)	(19,735,568)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	8,320,905	6,291,792	17,871,617	31,619,715	(64,098,278)	81,516,102

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,512,461)	8,530,741	(46,630,183)	3,884,716	(90,782,835)	93,171,792

NET ASSETS:
Beginning of period	138,384,117	129,853,376	298,195,147	294,310,431	341,621,709	248,449,917

End of period†	$132,871,656	$138,384,117	$251,564,964	$298,195,147	$250,838,874	$341,621,709

† Includes accumulated undistributed net investment income (loss)	$(97,089)	$(82,054)	$—	$(317,501)	$(222,192)	$—

††	See Note 1

See Notes to Financial Statements

322

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Technology		Small & Mid Cap Value		International Growth and Income
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(187,980)	$(262,976)	$1,082,211	$2,357,741	$6,341,473	$12,314,407
Net realized gain (loss) on investments and foreign currencies	4,699,297	6,394,215	29,764,391	93,120,400	(1,421,120)	16,246,627
Net unrealized gain (loss) on investments and foreign currencies	(3,945,115)	3,083,357	(84,207,913)	(41,291,396)	(23,464,531)	(54,534,974)

Net increase (decrease) in net assets resulting from operations	566,202	9,214,596	(53,361,311)	54,186,745	(18,544,178)	(25,973,940)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(575,433)	(595,463)	(5,128,503)	(4,200,582)
Net investment income — Class 2	—	—	(61,369)	(117,804)	(167,680)	(139,922)
Net investment income — Class 3	—	—	(1,630,859)	(3,413,923)	(3,785,763)	(2,836,645)
Net realized gain on securities — Class 1	—	—	(13,988,943)	(10,615,899)	—	—
Net realized gain on securities — Class 2	—	—	(2,156,370)	(2,646,501)	—	—
Net realized gain on securities — Class 3	—	—	(74,705,694)	(87,732,418)	—	—

Total distributions to shareholders	—	—	(93,118,668)	(105,122,008)	(9,081,946)	(7,177,149)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	596,522	(526,493)	67,830,875	38,310,371	(21,756,039)	42,427,621

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,162,724	8,688,103	(78,649,104)	(12,624,892)	(49,382,163)	9,276,532

NET ASSETS:
Beginning of period	48,663,366	39,975,263	627,878,283	640,503,175	390,247,027	380,970,495

End of period†	$49,826,090	$48,663,366	$549,229,179	$627,878,283	$340,864,864	$390,247,027

† Includes accumulated undistributed net investment income (loss)	$(43,982)	$(39,795)	$1,082,211	$2,267,661	$5,890,186	$9,351,284

See Notes to Financial Statements

323

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Global Equities		International Diversified Equities		Emerging Markets
	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,964,520	$8,346,945	$4,727,325	$5,436,477	$6,845,574	$6,982,649
Net realized gain (loss) on investments and foreign currencies	(6,526,713)	24,776,335	(3,809,367)	17,835,970	(41,278,225)	(17,751,156)
Net unrealized gain (loss) on investments and foreign currencies	(39,115,761)	(8,588,261)	(27,253,301)	(27,793,213)	(52,880,884)	15,519,934

Net increase (decrease) in net assets resulting from operations	(37,677,954)	24,535,019	(26,335,343)	(4,520,766)	(87,313,535)	4,751,427

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(7,958,107)	(3,038,016)	(3,310,408)	(821,445)	(4,921,755)	(2,874,169)
Net investment income — Class 2	(62,145)	(28,940)	(271,999)	(237,472)	(71,907)	(59,589)
Net investment income — Class 3	(465,616)	(194,632)	(2,898,288)	(2,394,334)	(2,352,908)	(1,712,016)
Net realized gain on securities — Class 1	(1,258,050)	—	—	—	—	—
Net realized gain on securities — Class 2	(11,127)	—	—	—	—	—
Net realized gain on securities — Class 3	(89,521)	—	—	—	—	—

Total distributions to shareholders	(9,844,566)	(3,261,588)	(6,480,695)	(3,453,251)	(7,346,570)	(4,645,774)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	87,018,460	100,037,111	179,088,151	2,829,295	65,358,556	66,442,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,495,940	121,310,542	146,272,113	(5,144,722)	(29,301,549)	66,548,291

NET ASSETS:
Beginning of period	520,722,139	399,411,597	252,009,069	257,153,791	399,241,446	332,693,155

End of period†	$560,218,079	$520,722,139	$398,281,182	$252,009,069	$369,939,897	$399,241,446

† Includes accumulated undistributed net investment income (loss)	$7,776,884	$8,102,625	$4,339,286	$6,749,065	$5,454,866	$6,668,943

See Notes to Financial Statements

324

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	For the year ended January 31, 2016	For the year ended January 31, 2015
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,481,077	$26,254,277
Net realized gain (loss) on investments and foreign currencies	32,420,174	11,206,257
Net unrealized gain (loss) on investments and foreign currencies	(195,335,062)	(87,156,393)

Net increase (decrease) in net assets resulting from operations	(142,433,811)	(49,695,859)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(14,552,056)	(6,222,135)
Net investment income — Class 2	(332,745)	(224,139)
Net investment income — Class 3	(11,265,715)	(6,427,191)
Net realized gain on securities — Class 1	—	—
Net realized gain on securities — Class 2	—	—
Net realized gain on securities — Class 3	—	—

Total distributions to shareholders	(26,150,516)	(12,873,465)

Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	141,268,602	311,050,380

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,315,725)	248,481,056

NET ASSETS:
Beginning of period	1,161,244,232	912,763,176

End of period†	$1,133,928,507	$1,161,244,232

† Includes accumulated undistributed net investment income (loss)	$19,645,224	$26,012,773

See Notes to Financial Statements

325

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS

Note 1. Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty three separate investment series, thirty-eight of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the city of New York, a New York life insurer (“USL”). AGL, VALIC and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2015, the names of the MFS Total Return Portfolio, Alliance Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, and Marsico Focused Growth Portfolio were changed to SA MFS Total Return Portfolio, SA AB Growth Portfolio, SA MFS Massachusetts Investors Trust Portfolio, and SA Marsico Focused Growth Portfolio, respectively.

Effective September 8, 2015, the name of the Davis Venture Value Portfolio was changed to SA Legg Mason BW Large Cap Value Portfolio.

Effective January 25, 2016, the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

326

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in a combination of fixed-income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 65% of net assets in income-producing equity securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility by tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility by investing approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500² Composite Stock Price Index (“S&P 500²”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of large capitalization companies.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA AB Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy competitive advantage and have effective management.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

327

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offer a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities that may include convertible securities.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies in emerging markets outside of the U.S., which its subadviser believes, when compared to developed markets, have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the Seasons Series Trust Cash Management Portfolio (“the Target Portfolio”) were transferred in a tax-free exchange to the SunAmerica Series Trust Cash Management Portfolio (the “Acquiring Portfolio”), in exchange for shares of the Acquiring Portfolio. The reorganization was consummated on March 9, 2015. The Acquiring Portfolio acquired all of the assets and liabilities of the Target Portfolio as shown in the table below.

Class 1 shares of the Target Portfolio were exchanged tax-free for Class 1 shares of the Acquiring Portfolio at an exchange ratio of 1.0076 to 1. Class 2 shares of the Target Portfolio were exchanged tax-free for Class 2 shares of the Acquiring Portfolio at an exchange ratio of 1.0078 to 1. Class 3 shares of the Target Portfolio were exchanged tax-free for Class 3 shares of Acquiring Portfolio at an exchange ratio of 1.0082 to 1. Shares of the Acquiring Portfolio issued in connection with the acquisition of the Target Portfolio were 2,628,860 with the value of $27,373,730. The assets in the investment portfolio of the Target Portfolio with the value of $18,934,043 and identified cost of $18,944,073 as of the date of reorganization, were the principal assets acquired by the Acquiring Portfolio. For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the Acquired Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

328

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
Seasons Cash Management Portfolio				$(10,030)
Class 1	114,755	$1,220,270	$10.63
Class 2	823,047	8,670,428	10.53
Class 3	1,670,136	17,483,033	10.47

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SunAmerica Cash Management Portfolio				$(51,491)
Class 1	6,329,956	$66,804,055	$10.55
Class 2	1,285,792	13,440,981	10.45
Class 3	15,102,353	156,808,576	10.38

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SunAmerica Cash Management Portfolio				$(61,521)
Class 1	6,445,581	$68,024,325	$10.55
Class 2	2,115,222	22,111,409	10.45
Class 3	16,786,157	174,291,609	10.38

Assuming the reorganization has been completed on February 1, 2015, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2016, are as follows:

Net investment income (loss)	$(1,083,249)
Net realized/unrealized gains (losses)	(1,688)

Change in net assets results from operations	$(1,084,937)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since March 9, 2015.

Note 3.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2016, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable form a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

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The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the Global Bond, SA Schroders VCP Global Allocation, VCPSM Value, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the VCP Total Return BalancedSM and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures:    During the period, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to bond markets. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets. In addition, the SA BlackRock VCP Global Multi Asset Portfolio used futures contracts to control currency exposure.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

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Options:    During the period, the SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Transactions in options written during the year ended January 31, 2016 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2015	2,585,000	$22,857,350	1,360,000	$12,028,500	158	$11,600,000	$120,204
Options written	39,860,000	390,375,607	21,536,000	211,584,836	92	28,800,000	247,478
Options terminated in closing purchase transactions	(38,005,000)	(318,424,185)	(20,460,000)	(171,608,521)	—	(800,000)	(21,503)
Options exercised	—	—	—	—	(79)	(6,600,000)	(72,981)
Options expired (written)	—	—	—	—	(171)	(13,800,000)	(169,488)

Options outstanding as of January 31, 2016	4,440,000	$94,808,772	2,436,000	$52,004,815	—	$19,200,000	$103,710

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the Global Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). The SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities.

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Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the

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payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the Global Bond and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to the Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or

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index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of January 31, 2016, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2016. For a detailed presentation of derivatives held as of January 31, 2016, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Futures Contracts(1)(8)	Foreign Exchange Contracts(4)	Total
Corporate Bond	$72,656	$—	$—	$—	$—	$—	$—	$—	$—	$72,656
Global Bond	476,970	4,605,871	—	—	—	—	8,443	—	2,555,027	7,646,311
SA JP Morgan MFS Core Bond	224,531	—	—	—	—	—	—	—	—	224,531
Balanced	45,100	—	—	42,568	—	—	—	—	—	87,668
SunAmerica Dynamic Allocation	—	—	—	14,229,460	—	68,528,120	—	—	—	82,757,580
SunAmerica Dynamic Strategy	—	—	—	127,152	—	37,561,731	—	—	—	37,688,883
SA BlackRock VCP Global Multi Asset	6,790	—	—	68,163	—	30,625	—	—	—	105,578
SA Schroders VCP Global Allocation	8,796	—	—	189,672	—	42,865	—	—	10,272	251,605
SA T. Rowe Price VCP Balanced	8,734	—	—	—	—	13,425	—	—	—	22,159
VCP Total Return BalancedSM	47,578	55,106	—	6,031,962	—	5,267,460	—	—	—	11,402,106
VCPSM Value	—	—	—	—	—	—	—	—	225,105	225,105
Telecom Utility	—	—	—	—	—	—	—	—	36,409	36,409
Equity Index	—	—	—	649,610	—	—	—	—	—	649,610
International Growth and Income	—	—	—	—	—	—	—	—	1,201,435	1,201,435
International Diversified Equities	—	—	—	—	—	—	—	—	842,963	842,963
Emerging Markets	—	—	—	587,050	—	—	—	—	—	587,050

335

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Swap Contracts(5)	Futures Contracts(1)(8)	Foreign Exchange Contracts(7)	Total
Corporate Bond	$109,375	$—	$—	$—	$—	$—	$—	$—	$—	$109,375
Global Bond	135,470	4,403,905	—	—	—	—	48,872	—	3,045,746	7,633,993
SA JP Morgan MFS Core Bond	89,141	—	—	—	—	—	—	—	—	89,141
Balanced	—	—	—	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	56,346,300	—	—	—	56,346,300
SunAmerica Dynamic Strategy	—	—	—	—	—	30,872,627	—	—	—	30,872,627
SA BlackRock VCP Global Multi Asset	—	—	—	—	—	—	—	4,388	—	4,388
SA Schroders VCP Global Allocation	5,249	—	—	—	—	—	—	—	32,937	38,186
SA T. Rowe Price VCP Balanced	—	—	—	43,140	—	—	—	—	—	43,140
VCP Total Return BalancedSM	—	153,102	135,752	—	2,104,503	—	1,084,137	—	9,221	3,486,715
VCPSM Value	—	—	—	2,914,600	—	—	—	—	124,172	3,038,772
Telecom Utility	—	—	—	—	—	—	—	—	14,380	14,380
Equity Index	—	—	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	—	1,401,811	1,401,811
International Diversified Equities	—	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments, at value
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
Corporate Bond	$(52,181)	SA T. Rowe Price VCP Balanced	$(30,661)
Global Bond	1,701,445	VCP Total Return BalancedSM	(9,693,474)
SA JP Morgan MFS Core Bond	1,228,950	VCPSM Value	(2,547,976)
Balanced	309,430	Telecom Utility	—
SunAmerica Dynamic Allocation	11,181,251	Equity Index	(1,305,816)
SunAmerica Dynamic Strategy	127,152	International Growth and Income	—
SA BlackRock VCP Global Multi Asset	78,053	International Diversified Equities	—
SA Schroders VCP Global Allocation	200,441	Emerging Markets	514,523

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
Corporate Bond	$(3,302,432)	$—	$—	$—	$—	$—	$—	$—	$—	$(3,302,432)
Global Bond	3,131,472	(492,442)	—	—	—	—	199,717	—	(209,679)	2,629,068
SA JP Morgan MFS Core Bond	(261,289)	—	—	—	—	—	96,247	—	11,155,043	10,990,001
Balanced	140,364	—	—	(5,937)	—	—	—	—	—	134,427
SunAmerica Dynamic Allocation	—	—	—	(498,088,238)	—	(54,305,949)	—	—	—	(552,394,187)

336

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations — continued
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(1)	Options*	Futures Contracts(1)	Swap Contracts(1)	Options*	Swap Contracts(1)	Futures Contracts(1)	Foreign Exchange Contracts(3)	Total
SunAmerica Dynamic Strategy	$—	$—	$—	$(250,126,655)	$—	$(29,510,981)	$—	$—	$—	$(279,637,636)
SA BlackRock VCP Global Multi Asset	—	—	—	30	—	—	—	—	—	30
SA Schroders VCP Global Allocation	—	—	—	1,584	—	—	—	—	—	1,584
SA T. Rowe Price VCP Balanced	102	—	—	(2,331)	—	—	—	—	—	(2,229)
VCP Total Return BalancedSM	28,083	(263,361)	263,511	(14,774,437)	(5,814,915)	(279,077)	284,802	—	16,504	(20,538,890)
VCPSM Value	—	—	—	4,051,054	—	—	—	—	1,797,478	5,848,532
Telecom Utility	—	—	—	—	—	—	—	—	560,546	560,546
Equity Index	—	—	—	291,759	—	—	—	—	—	291,759
International Growth and Income	—	—	—	—	—	—	—	—	(684,440)	(684,440)
Global Equities	—	—	—	—	—	—	—	—	(35,616)	(35,616)
International Diversified Equities	—	—	—	—	—	—	—	—	(555,183)	(555,183)
Emerging Markets	—	—	—	(670,203)	—	—	—	—	—	(670,203)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(4)	Swap Contracts(4)	Options*	Futures Contracts(4)	Swap Contracts(4)	Options*	Swap Contracts(1)	Futures Contracts(4)	Foreign Exchange Contracts(6)	Total
Corporate Bond	$(548,381)	$—	$—	$—	$—	$—	$—	$—	$—	$(548,381)
Global Bond	(3,444,124)	3,680,558	—	—	—	—	(48,503)	—	(898,596)	710,665
SA JP Morgan MFS Core Bond	1,228,950	—	—	—	—	—	—	—	(11,155,043)	(9,926,093)
Balanced	108,776	—	—	28,675	—	—	—	—	—	137,451
SunAmerica Dynamic Allocation	—	—	—	49,158,200	—	11,525,078	—	—	—	60,683,278
SunAmerica Dynamic Strategy	—	—	—	12,649,305	—	6,712,549	—	—	—	19,361,854
SA BlackRock VCP Global Multi Asset	11,073	—	—	69,648	—	(18,830)	—	(2,668)	—	59,223
SA Schroders VCP Global Allocation	2,105	—	—	198,336	—	(19,028)	—	—	(22,665)	158,748
SA T. Rowe Price VCP Balanced	15,583	—	—	(46,244)	—	(10,820)	—	—	—	(41,481)
VCP Total Return BalancedSM	255,833	(66,747)	(39,381)	(7,129,200)	(2,104,503)	385,782	(1,017,133)	—	3,292	(9,712,057)
VCPSM Value	—	—	—	(2,671,528)	—	—	—	—	(123,347)	(2,794,875)
Telecom Utility	—	—	—	—	—	—	—	—	(308,500)	(308,500)
Equity Index	—	—	—	(874,087)	—	—	—	—	—	(874,087)
International Growth and Income	—	—	—	—	—	—	—	—	455,611	455,611
International Diversified Equities	—	—	—	—	—	—	—	—	1,147,567	1,147,567
Emerging Markets	—	—	—	457,109	—	—	—	—	—	457,109

*	Includes amounts relating to purchased and written call and put options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Interest Rate Contracts		Equity Contracts
	Options Purchased(2)	Options Written(1)	Options Purchased(2)	Options Written (1)	Options Purchased(5)	Options Written(4)	Options Purchased(5)	Options Written(4)
SunAmerica Dynamic Allocation	$—	$—	$(157,100,436)	$102,794,487	$—	$—	$(11,447,294)	$22,972,372
SunAmerica Dynamic Strategy	—	—	(83,769,345)	54,258,364	—	—	(6,267,139)	12,979,688
SA BlackRock VCP Global Multi Asset	—	—	—	—	—	—	(18,830)	—
SA Schroders VCP Global Allocation	—	—	—	—	—	—	(19,028)	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	(10,820)	—
VCP Total Return BalancedSM	—	263,511	(279,077)	—	385,782	(39,381)	—	—

337

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts
(2)	Net realized gain (loss) on investments (unaffiliated)
(3)	Net realized foreign exchange gain (loss) on other assets and liabilities
(4)	Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts
(5)	Change in unrealized appreciation (depreciation) on investments (unaffiliated)
(6)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the period ended January 31, 2016.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(2)
Corporate Bond	$35,440,690	$—	$—	$—	$—	$—	$—	$—
Global Bond	139,397,212	286,407,737	—	437,499,423	7,461,394	—	—	—
SA JP Morgan MFS Core Bond	28,147,538	—	—	—	3,615,500	—	—	—
Balanced	10,264,907	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	2,794,548,542	—	3,355,000	—	—	—	2,844,167	510,833
SunAmerica Dynamic Strategy	1,094,208,750	—	1,810,833	—	—	—	1,536,833	274,000
SA BlackRock VCP Global Multi Asset(3)	6,168,510	—	3,500	—	—	—	—	—
SA Schroders VCP Global Allocation(3)	10,820,491	5,143,354	2,700	—	—	—	—	—
SA T. Rowe Price VCP Balanced(3)	5,135,688	—	1,500	—	—	—	—	—
VCP Total Return BalancedSM	233,453,652	816,272	20,125	5,102,722	89,883,333	57,443,910	5,736,706	5,856,818
VCPSM Value	27,154,241	27,010,645	—	—	—	—	—	—
Telecom Utility	—	6,406,355	—	—	—	—	—	—
Equity Index	19,231,735	—	—	—	—	—	—	—
International Growth and Income	—	150,493,193	—	—	—	—	—	—
International Diversified Equities	—	25,528,259	—	—	—	—	—	—
Emerging Markets	4,085,598	—	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.
(3)	Represents the average amounts outstanding since the Portfolios’ inception date.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of January 31, 2016. The repurchase agreements held by the Portfolios as of January 31, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$58,873	$5,767	$—	$64,640	$742,599	$—	$—	$742,599	$(677,959)	$100,162	$(577,797)
Barclays Bank PLC	114,940	—	—	114,940	103,772	—	—	103,772	11,168	—	11,168
BNP Paribas SA	90,407	188,087	—	278,494	83,046	—	—	83,046	195,448	—	195,448
Citibank N.A.	304,016	18,539	—	322,555	141,564	102,210	—	243,774	78,781	—	78,781
Credit Suisse International	70,778	—	—	70,778	65,756	—	—	65,756	5,022	—	5,022
Deutsche Bank AG	174,644	—	—	174,644	74,501	5,244	—	79,745	94,899	—	94,899
HSBC Bank PLC	95,806	—	—	95,806	277,982	—	—	277,982	(182,176)	—	(182,176)
JPMorgan Chase Bank N.A.	299,053	—	—	299,053	336,002	5,695	—	341,697	(42,644)	—	(42,644)
Morgan Stanley & Co. International PLC	181,974	37,378	—	219,352	135,913	—	—	135,913	83,439	—	83,439
Royal Bank of Canada	58,579	—	—	58,579	220,147	—	—	220,147	(161,568)	—	(161,568)
Royal Bank of Scotland PLC	636,355	—	—	636,355	230,005	—	—	230,005	406,350	—	406,350
Standard Chartered Bank	167,035	—	—	167,035	56,174	—	—	56,174	110,861	—	110,861
State Street Bank London	63,851	—	—	63,851	259,710	—	—	259,710	(195,859)	—	(195,859)
UBS AG London	135,586	—	—	135,586	244,123	—	—	244,123	(108,537)	—	(108,537)
Westpac Banking Corp.	103,130	—	—	103,130	74,452	—	—	74,452	28,678	—	28,678

Total	$2,555,027	$249,771	$—	$2,804,798	$3,045,746	$113,149	$—	$3,158,895	$(354,097)	$100,162	$(253,935)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

338

	SunAmerica Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$—	$—	$68,528,120	$68,528,120	$—	$—	$56,346,300	$56,346,300	$12,181,820	$(7,584,512)	$4,597,308

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SunAmerica Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
UBS AG	$—	$—	$37,561,731	$37,561,731	$—	$—	$30,872,627	$30,872,627	$6,689,104	$(3,887,694)	$2,801,410

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$59	$—	$—	$59	$—	$—	$—	$—	$59	$—	$59
Deutche Bank AG	1,574	—	—	1,574	2,305	—	—	2,305	(731)	—	(731)
HSBC Bank PLC	7,219	—	—	7,219	30,211	—	—	30,211	(22,992)	—	(22,992)
JPMorgan Chase Bank NA London	—	—	—	—	421	—	—	421	(421)	—	(421)
Standard Chartered Bank	617	—	—	617	—	—	—	—	617	—	617
State Street Bank London	803	—	—	803	—	—	—	—	803	—	803

Total	$10,272	$—	$—	$10,272	$32,937	$—	$—	$32,937	$(22,665)	$—	$(22,665)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	VCP Total Return BalancedSM Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$—	$—	$—	$8,777	$2,104,503	$—	$2,113,280	$(2,113,280)	$2,113,280	$—
Barclays Bank PLC	—	—	—	—	444	—	66,375	66,819	(66,819)	—	(66,819)
Goldman Sachs Bank USA	—	—	—	—	—	—	69,377	69,377	(69,377)	—	(69,377)
Morgan Stanley	—	—	5,267,460	5,267,460	—	—	—	—	5,267,460	—	5,267,460

Total	$—	$—	$5,267,460	$5,267,460	$9,221	$2,104,503	$135,752	$2,249,476	$3,017,984	$2,113,280	$5,131,264

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	VCPSM Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$112,936	$—	$—	$112,936	$58,896	$—	$—	$58,896	$54,040	$—	$54,040
State Street Bank & Trust Co.	112,169	—	—	112,169	65,276	—	—	65,276	46,893	—	46,893

Total	$225,105	$—	$—	$225,105	$124,172	$—	$—	$124,172	$100,933	$—	$100,933

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

339

	Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$67	$—	$—	$67	$—	$—	$—	$—	$67	$—	$67
BNP Paribas SA	7,216	—	—	7,216	—	—	—	—	7,216	—	7,216
Deutsche Bank AG	19,391	—	—	19,391	1,524	—	—	1,524	17,867	—	17,867
Goldman Sachs International	364	—	—	364	698	—	—	698	(334)	—	(334)
JPMorgan Chase Bank N.A.	384	—	—	384	27	—	—	27	357	—	357
Merrill Lynch International	—	—	—	—	12,131	—	—	12,131	(12,131)	—	(12,131)
Morgan Stanley Capital Services, Inc.	8,808	—	—	8,808	—	—	—	—	8,808	—	8,808
Royal Bank of Scotland PLC	179	—	—	179	—	—	—	—	179	—	179

Total	$36,409	$—	$—	$36,409	$14,380	$—	$—	$14,380	$22,029	$—	$22,029

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth & Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$5,080	$—	$—	$5,080	$201,281	$—	$—	$201,281	$(196,201)	$—	$(196,201)
Barclays Bank PLC	187,041	—	—	187,041	65,530	—	—	65,530	121,511	—	121,511
Citibank N.A.	17,066	—	—	17,066	169,242	—	—	169,242	(152,176)	—	(152,176)
Credit Suisse International	51,664	—	—	51,664	78,107	—	—	78,107	(26,443)	—	(26,443)
Deutsche Bank AG	8,085	—	—	8,085	210,789	—	—	210,789	(202,704)	—	(202,704)
HSBC Bank	12,949	—	—	12,949	73,162	—	—	73,162	(60,213)	—	(60,213)
JPMorgan Chase Bank N.A.	439,887	—	—	439,887	280,265	—	—	280,265	159,622	—	159,622
State Street Bank and Trust Co.	405,584	—	—	405,584	70,909	—	—	70,909	334,675	—	334,675
UBS AG	50,371	—	—	50,371	252,526	—	—	252,526	(202,155)	—	(202,155)
Westpac Banking Corp.	23,708	—	—	23,708	—	—	—	—	23,708	—	23,708

Total	$1,201,435	$—	$—	$1,201,435	$1,401,811	$—	$—	$1,401,811	$(200,376)	$—	$(200,376)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Diversified Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$842,963	$—	$—	$842,963	$—	$—	$—	$—	$842,963	$—	$842,963

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

340

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of January 31, 2016, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	15.54%	$28,036,000
Equity Index	13.00	23,463,000
“Dogs” of Wall Street	1.55	2,801,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 29, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $180,452,000 a repurchase price of $180,452,150 and a maturity date of February 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38	6/30/18	$51,460,000	$53,386,611
U.S. Treasury Notes	3.50	5/15/20	90,430,000	99,404,545
U.S. Treasury Bonds	8.75	5/15/20	23,535,000	31,273,543

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the period ended January 31, 2016, the SA JPMorgan MFS Core Bond, Balanced and SA MFS Total Return Bond Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Balanced and SA MFS Total Return Bond Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended January 31, 2016, the SA JPMorgan MFS Core Bond, Balanced, SA MFS Total Return Bond and SA T. Rowe Price VCP Balance Portfolios purchased and/or sold when-issued securities.
Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

341

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014 or expected to be taken in each Portfolio’s 2015 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

342

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio and SA T. Rowe Price VCP Balanced Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period.

Note 4.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2016
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(10,995,565)	$(65,800)	$—	$—
Corporate Bond	74,346,309	(339,677)	(43,993,697)	67,491,911	5,457,749
Global Bond	1,022,141	(11,476,553)	(11,029,179)	314,381	1,861,312
High-Yield Bond	30,967,536	(57,173,192)	(63,485,584)	26,992,451	—
SA JPMorgan MFS Core Bond	35,613,155	(10,134,421)	(37,324,159)	49,055,505	20,001,599
Balanced	3,412,640	9,859,575	2,006,371	5,280,443	15,276,269
SA MFS Total Return	11,464,912	30,835,426	47,985,616	13,097,229	—
SunAmerica Dynamic Allocation	164,596,577	(118,640,851)	(421,734,323)	108,515,531	86,713,528
SunAmerica Dynamic Strategy	86,298,183	(18,773,503)	(348,308,099)	44,027,037	6,705,084
SA BlackRock VCP Global Multi Asset	22,488	31,588	169,969	—	—
SA Schroders VCP Global Allocation	29,933	74,790	72,845	—	—
SA T. Rowe Price VCP Balanced	—	(43,599)	153,295	—	—
VCP Total Return BalancedSM	—	(21,670,360)	1,429,082	107,615	—
VCPSM Value	6,112,582	106,877	(47,577,400)	1,021,534	—
Telecom Utility	1,227,976	915,281	(3,546,979)	2,285,905	—
Equity Index	23,681,727	14,785,723	85,208,260	25,260,099	9,253,138
Growth-Income	21,428,196	38,009,478	55,673,039	18,815,357	37,318,830
Equity Opportunities	3,468,260	11,587,085	(1,783,819)	1,620,997	13,560,542
SA Legg Mason BW Large Cap Value	11,406,797	366,780,824	(14,901,707)	5,212,112	209,801,913
"Dogs" of Wall Street	9,058,501	15,976,108	(1,559,654)	11,877,457	15,561,603
SA AB Growth	4,450,545	61,019,380	48,759,208	475,305	51,096,415
Capital Growth	362,923	1,010,894	8,691,212	61,719	5,494,468
SA MFS Massachusetts Investor Trust	11,021,704	89,856,308	93,847,503	14,247,652	48,251,933
Fundamental Growth	—	12,310,286	7,158,115	—	40,630,240
Blue Chip Growth	3,500,245	14,802,978	2,277,715	6,440,893	3,558,390
Real Estate	8,872,658	20,215,916	17,844,648	29,688,532	20,075,262
Small Company Value	2,520,662	47,278,194	(5,809,107)	1,032,417	36,304,269
Mid-Cap Growth	—	41,493,089	(7,251,071)	2,729,216	27,538,376
Aggressive Growth	—	(39,898,324)	5,045,514	—	—
Growth Opportunities	477,102	22,392,075	(7,053,775)	—	37,328,767
SA Marsico Focused Growth	—	23,986,817	27,250,215	1,362,356	12,940,886
Technology	—	(1,378,674)	5,481,165	—	—
Small & Mid Cap Value	1,991,081	29,253,732	(15,719,350)	8,704,954	84,413,714
International Growth and Income	5,950,901	(119,672,083)	(20,338,427)	9,081,946	—
Global Equities	7,969,591	(6,589,035)	(3,215,420)	8,485,868	1,358,698
International Diversified Equities	5,517,114	(4,606,907)	(22,387,109)	6,480,695	—
Emerging Markets	5,501,917	(103,471,802)	(61,157,428)	7,346,570	—
Foreign Value	34,576,112	6,305,348	(107,717,008)	26,150,516	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended January 31, 2015
Portfolio	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$—
Corporate Bond	57,737,654	4,534,484

343

	Tax Distributions
	For the year ended January 31, 2015
Portfolio	Ordinary Income	Long-Term Capital Gains
Global Bond	$—	$—
High-Yield Bond	23,600,115	—
SA JPMorgan MFS Core Bond	20,537,087	—
Balanced	2,795,701	—
SA MFS Total Return	12,459,322	—
SunAmerica Dynamic Allocation	52,909,406	49,977,739
SunAmerica Dynamic Strategy	16,472,205	799,620
SA BlackRock VCP Global Multi Asset	—	—
SA Schroders VCP Global Allocation	—	—
SA T. Rowe Price VCP Balanced	—	—
VCP Total Return BalancedSM	2,470,644	4,866,841
VCPSM Value	3,858,437	1,448,391
Telecom Utility	1,383,955	—
Equity Index	11,939,753	2,644,067
Growth-Income	13,630,321	28,742,501
Equity Opportunities	794,768	—
SA Legg Mason BW Large Cap Value	11,512,240	119,260,101
“Dogs” of Wall Street	8,683,617	5,987,717
SA AB Growth	—	—
Capital Growth	19,227	—
SA MFS Massachusetts Investor Trust	8,519,610	38,696,134
Fundamental Growth	—	—
Blue Chip Growth	15,208,028	886,802
Real Estate	5,412,073	36,982,864
Small Company Value	1,924,293	15,086,188
Mid-Cap Growth	—	27,825,078
Aggressive Growth	—	—
Growth Opportunities	7,394,469	32,189,160
SA Marsico Focused Growth	2,854,241	16,881,327
Technology	—	—
Small & Mid Cap Value	23,590,133	81,531,875
International Growth and Income	7,177,149	—
Global Equities	3,261,588	—
International Diversified Equities	3,453,251	—
Emerging Markets	4,645,774	—
Foreign Value	12,873,465	—

As of January 31, 2016, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†			Unlimited
	2017	2018	2019	ST	LT
Cash Management*	$5,960,805	$70,291	$20	$—	$4,964,449
Corporate Bond	—	—	—	339,677	—
Global Bond	—	—	—	7,200,956	4,275,597
High-Yield Bond	—	27,610,843	—	12,281,749	17,280,600
SA JPMorgan MFS Core Bond	—	—	—	7,655,625	2,478,796
Balanced	—	—	—	—	—
SA MFS Total Return	—	—	—	—	—
SunAmerica Dynamic Allocation	—	—	—	118,640,851	—
SunAmerica Dynamic Strategy	—	—	—	18,773,503	—
SA BlackRock VCP Global Multi Asset	—	—	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	17,421	26,178
VCP Total Return BalancedSM	—	—	—	7,194,463	14,475,897
VCPSM Value	—	—	—	—	—
Telecom Utility	—	—	—	—	—
Equity Index	—	—	—	—	—

344

Portfolio	Capital Loss Carryforward†			Unlimited
	2017	2018	2019	ST	LT
Growth-Income	$—	$—	$—	$—	$—
Equity Opportunities	—	—	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—	—	—
"Dogs" of Wall Street	—	—	—	—	—
SA AB Growth	—	—	—	—	—
Capital Growth	—	—	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—	—	—
Fundamental Growth	—	—	—	—	—
Blue Chip Growth	—	—	—	—	—
Real Estate	—	—	—	—	—
Small Company Value	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	—
Aggressive Growth	39,348,148	550,176	—	—	—
Growth Opportunities	—	—	—	—	—
SA Marsico Focused Growth	—	—	—	—	—
Technology	—	1,378,674	—	—	—
Small & Mid Cap Value	—	—	—	—	—
International Growth and Income	—	119,672,083	—	—	—
Global Equities	—	—	—	6,589,035	—
International Diversified Equities	—	2,591,269	—	2,015,638	—
Emerging Markets	11,183,037	7,578,922	—	42,564,314	42,145,529
Foreign Value	—	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
*	Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of January 31, 2016, based on current tax law, the Cash Management Portfolio has $668,422 of capital losses that will not be available for use.

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2016.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Cash Management	$10,352	$716,720
Corporate Bond	—	—
Global Bond	—	—
High-Yield Bond	—	—
SA JPMorgan MFS Core Bond	—	—
Balanced	—	—
SA MFS Total Return	5,486,357	—
SunAmerica Dynamic Allocation	—	—
SunAmerica Dynamic Strategy	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Schroders VCP Global Allocation	—	—
SA T. Rowe Price VCP Balanced	—	—
VCP Total Return BalancedSM	—	—
VCPSM Value	—	—
Telecom Utility	693,851	—
Equity Index	—	—
Growth-Income	—	—
Equity Opportunities	—	—
SA Legg Mason BW Large Cap Value	—	—
"Dogs" of Wall Street	—	—
SA AB Growth	—	—
Capital Growth	—	—

345

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
SA MFS Massachusetts Investor Trust	$—	$—
Fundamental Growth	—	—
Blue Chip Growth	—	—
Real Estate	—	—
Small Company Value	—	—
Mid-Cap Growth	—	—
Aggressive Growth	7,657,568	—
Growth Opportunities	—	—
SA Marsico Focused Growth	—	—
Technology	4,699,830	—
Small & Mid Cap Value	—	—
International Growth and Income	6,603,027	—
Global Equities	—	—
International Diversified Equities	—	—
Emerging Markets	—	—
Foreign Value	7,377,083	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2016, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$59,029	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
Balanced	—	—	—
SA MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
SA BlackRock VCP Global Multi Asset	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA T. Rowe Price VCP Balanced	1,365	—	—
VCP Total Return BalancedSM	6,715,036	—	—
VCPSM Value	—	—	—
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
"Dogs" of Wall Street	—	—	—
SA AB Growth	—	—	—
Capital Growth	—	—	—
SA MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	144,318	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	224,876	—	—
Aggressive Growth	97,090	5,474,613	(475,115)
Growth Opportunities	—	—	—
SA Marsico Focused Growth	222,192	—	—
Technology	42,964	29,837	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	1,673,990	5,972,311
Global Equities	—	—	—
International Diversified Equities	280,016	1,339,455	(356,298)
Emerging Markets	—	—	—
Foreign Value	—	—	—

346

For the period ended January 31, 2016, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Cash Management	$1,105,226	$(1,517,004)	$411,778
Corporate Bond	—	—	—
Global Bond	(424,746)	424,746	—
High-Yield Bond	—	—	—
SA JPMorgan MFS Core Bond	14,490,203	(14,490,203)	—
Balanced	466,524	(466,524)	—
SA MFS Total Return	388,315	(3,010,865)	2,622,550
SunAmerica Dynamic Allocation	56,003,078	(56,003,078)	—
SunAmerica Dynamic Strategy	30,023,500	(30,023,500)	—
SA BlackRock VCP Global Multi Asset	4,368	(4,241)	(127)
SA Schroders VCP Global Allocation	20,251	(19,925)	(326)
SA T. Rowe Price VCP Balanced	(1,481)	1,612	(131)
VCP Total Return BalancedSM	(525,003)	7,949,439	(7,424,436)
VCPSM Value	2,597,453	(2,597,453)	—
Telecom Utility	627,822	(627,822)	—
Equity Index	671,507	(671,507)	—
Growth-Income	—	—	—
Equity Opportunities	(19,233)	19,233	—
SA Legg Mason BW Large Cap Value	(333,850)	333,850	—
“Dogs” of Wall Street	—	—	—
SA AB Growth	25,953	(25,953)	—
Capital Growth	(131)	131	—
SA MFS Massachusetts Investor Trust	(64,304)	64,304	—
Fundamental Growth	624,650	(6,079)	(618,571)
Blue Chip Growth	184	(184)	—
Real Estate	—	—	—
Small Company Value	6,961	(6,961)	—
Mid-Cap Growth	1,510,321	(268,408)	(1,241,913)
Aggressive Growth	715,937	(2,970)	(712,967)
Growth Opportunities	2,055,581	(2,055,581)	—
SA Marsico Focused Growth	956,487	8,056	(964,543)
Technology	183,793	(12,765)	(171,028)
Small & Mid Cap Value	—	—	—
International Growth and Income	(720,625)	720,625	—
Global Equities	195,607	(195,607)	—
International Diversified Equities	(656,409)	656,522	(113)
Emerging Markets	(713,081)	713,081	—
Foreign Value	(698,110)	698,110	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$5,852	$(71,652)	$(65,800)	$333,893,897
Corporate Bond	46,514,790	(90,508,487)	(43,993,697)	1,831,618,489
Global Bond	5,651,601	(16,989,611)	(11,338,010)	496,469,566
High-Yield Bond	3,088,095	(66,573,679)	(63,485,584)	573,746,606
SA JPMorgan MFS Core Bond	9,039,890	(46,364,049)	(37,324,159)	2,039,026,380
Balanced	14,243,691	(12,237,320)	2,006,371	217,758,337
SA MFS Total Return	69,999,230	(22,002,693)	47,996,537	474,389,442
SunAmerica Dynamic Allocation	183,482,903	(615,058,869)	(431,575,966)	11,168,499,010
SunAmerica Dynamic Strategy	56,485,113	(410,231,451)	(353,746,338)	6,256,100,871
SA BlackRock VCP Global Multi Asset	190,549	(47,994)	142,555	11,631,910
SA Schroders VCP Global Allocation	23,609	(24,153)	(544)	3,294,642

347

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA T. Rowe Price VCP Balanced	216,624	(74,485)	142,139	15,827,942
VCP Total Return BalancedSM	2,725,603	(776,588)	1,949,015	541,910,582
VCPSM Value	9,363,075	(56,937,558)	(47,574,483)	768,616,243
Telecom Utility	3,823,593	(7,366,466)	(3,542,873)	46,890,699
Equity Index	168,441,199	(83,232,940)	85,208,259	1,234,377,317
Growth-Income	104,466,926	(48,793,887)	55,673,039	920,575,251
Equity Opportunities	20,290,816	(22,073,683)	(1,782,867)	311,855,545
SA Legg Mason BW Large Cap Value	67,746,683	(82,605,068)	(14,858,385)	1,232,713,067
"Dogs" of Wall Street	22,277,043	(23,836,697)	(1,559,654)	315,104,770
SA AB Growth	65,587,534	(16,828,326)	48,759,208	441,912,541
Capital Growth	15,224,704	(6,532,307)	8,692,397	128,885,790
SA MFS Massachusetts Investor Trust	139,745,378	(45,894,981)	93,850,397	921,539,132
Fundamental Growth	15,925,544	(8,767,429)	7,158,115	173,383,771
Blue Chip Growth	40,978,867	(38,701,152)	2,277,715	468,053,150
Real Estate	39,557,569	(21,712,921)	17,844,648	407,386,301
Small Company Value	50,282,685	56,091,425	(5,808,740)	443,998,259
Mid-Cap Growth	26,178,007	(33,429,078)	(7,251,071)	371,984,876
Aggressive Growth	15,944,186	(10,898,672)	5,045,514	128,463,780
Growth Opportunities	23,076,550	(30,130,325)	(7,053,775)	259,047,931
SA Marsico Focused Growth	43,625,957	(16,373,382)	27,252,575	223,820,079
Technology	8,097,667	(2,615,507)	5,482,160	44,185,501
Small & Mid Cap Value	55,431,075	(71,150,425)	(15,719,350)	565,793,708
International Growth and Income	25,748,729	(45,967,406)	(20,218,677)	361,118,486
Global Equities	43,727,556	(46,816,193)	(3,088,637)	561,582,344
International Diversified Equities	9,933,947	(32,251,559)	(22,317,612)	410,869,650
Emerging Markets	14,303,601	(75,440,540)	(61,136,939)	428,511,768
Foreign Value	117,359,605	(224,916,131)	(107,556,526)	1,238,565,305

Note 5.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index and “Dogs” of Wall Street Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA JPMorgan MFS Core Bond(6)	> $0	0.600%

Portfolio	Assets	Management Fees
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic Allocation	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic Strategy	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%

348

Portfolio	Assets	Management Fees
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $1 billion	0.790%
	> $1.5 billion	0.770%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index(7)	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Legg Mason BW Large Cap Value(8)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
“Dogs” of Wall Street	> $0	0.600%
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(5)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%

Portfolio	Assets	Management Fees
SA MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Marsico Focused Growth	> $0	0.850%
Technology(3)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(2)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%
Emerging Markets(4)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios. Effective March 9, 2015, the Seasons Series Trust Cash Management Portfolio merged with the SunAmerica Series Trust Cash Management Portfolio.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	The Adviser is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(5)	The Advisor is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets.
(6)	The Adviser contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2017.
(7)	The Adviser agreed to waive 0.05% of the investment advisory fees for Equity Index Portfolio through April 30, 2016. Effective December 1, 2015, the advisory fee waiver was increased to 0.11%.
(8)	Effective September 8, 2015, SAAMCo is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.

For the year ended January 31, 2016, the amount of the investment advisory fees waived were $1,981,922, $795,393, $277,138, $167,703, $53,021, $187,057 and $354,966 for the SA JPMorgan MFS Core Bond Portfolio, Equity Index Portfolio, SA Legg Mason BW Large Cap Value Portfolio, Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio respectively. These amounts are reflected in the Statement of Operations.

349

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) SA AB Growth Small & Mid Cap Value

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset Portfolio

BofA Advisors, LLC	Cash Management

Boston Company Asset Management, LLC	Capital Growth

Brandywine Global Investment, LLC(a)	SA Legg Mason BW Large Cap Value Portfolio

Columbia Management Investment Advisers, LLC	Technology

Federated Investment Management Company	Corporate Bond
Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	VCPSM Value
Growth Opportunities

J.P. Morgan Investment Management, Inc.	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)
Balanced
Growth-Income
Mid-Cap Growth
Global Equities
Emerging Markets

Marsico Capital Management, LLC	SA Marsico Focused Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)
SA MFS Total Return
Telecom Utility
SA MFS Massachusetts Investors Trust
Blue Chip Growth

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

Pacific Investment Management Company, LLC (PIMCO)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Pyramis Global Advisers, LLC(b)	Real Estate

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation Portfolio

T. Rowe Price Associates, Inc.	SA T. Rowe Price VCP Balanced Portfolio

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Fundamental Growth
Aggressive Growth

(a)	Effective September 8, 2015, Brandywine Global Investment, LLC replaced Davis Selected Adviser, LP as the subadviser.
(b)	Effective October 15, 2015, Pyramis Global Advisers, LLC changed its name to FIAM LLC.

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%

Portfolio	Assets	Subadvisory Fees
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%

350

Portfolio	Assets	Subadvisory Fees
SA JPMorgan MFS Core Bond(5)	> $0	0.130%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
SA MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.240%
Allocation(3)	> $500 million	0.210%
	> $1.5 billion	0.190%
SunAmerica Dynamic	$0-$500 million	0.240%
Strategy(3)	> $500 million	0.210%
	> $1.5 billion	0.190%
SA BlackRock VCP Global Multi Asset	$0-$500 million	0.390%
	> $500 million	0.370%
	> $3 billion	0.320%
SA Schroders VCP Global Allocation	$0-$250 million	0.380%
	> $250 million	0.360%
	> $1 billion	0.320%
	> $1.5 billion	0.300%
SA T. Rowe Price VCP Balanced	< $200 million	0.375%
	Reset at $200 million	0.350%
	> $200 million	0.350%
	Reset at $500 million	0.325%
	> $500 million	0.325%
	Reset at $1 billion	0.300%
	> $1 billion	0.275%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
SA Legg Mason BW Large Cap Value(6)	$0-$500 million	0.270%
	> $500 million	0.200%
	> $2.5 billion	0.175%
Capital Growth(4)	$0-$100 million	0.300%
	> $100 million	0.250%

Portfolio	Assets	Subadvisory Fees
SA MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Blue Chip Growth	$0-$50 million	0.325%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
SA Marsico Focused Growth	> $0	0.450%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income (2)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified	When Assets are under
Equities	$175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over
	$175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated. Effective March 9, 2015, the Seasons Series Trust Cash Management Portfolio merged with the SunAmerica Series Trust Cash Management Portfolio.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(5)	The rate represents the aggregate fee paid to JP Morgan Investment Management, Inc. and Massachusetts Financial Services Company.
(6)	Prior to September 8, 2015, the amount of subadvisory fees paid to Davis Selected Advisers L.P. under its prior subadvisory agreement with SAAMCo was 0.45% on the first $100 million, 0.400% on the next $400 million, and 0.350% on assets over $500 million. Effective September 8, 2015, Brandywine Global Investment Management, LLC assumed subadvisory responsibilities for the Portfolio at the rates reflected in the above table.

351

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2017 for SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, VCP Total Return BalancedSM and VCPSM Value Portfolios. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1
SA BlackRock VCP Global Multi Asset	1.16%
SA Schroders VCP Global Allocation	1.15%
SA T. Rowe Price VCP Balanced	1.15%
VCP Total Return BalancedSM	1.16%
VCPSM Value	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the period ended January 31, 2016, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management	$216,149
SA BlackRock VCP Global Multi Asset	22,841
SA Schroders VCP Global Allocation	22,842
SA T. Rowe Price VCP Balanced	32,048
VCP Total Return BalancedSM	26,867
VCPSM Value	21,508

For the period ended January 31, 2016, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2016	January 31, 2017	January 31, 2018
Cash Management	$—	$154,489	$216,149
SA BlackRock VCP Global Multi Asset	—	—	22,841
SA Schroders VCP Global Allocation	—	—	22,842
SA T. Rowe Price VCP Balanced	—	—	32,048
VCP Total Returned BalancedSM	37,203	82,235	26,867
VCPSM Value	145,323	37,332	21,508

The Trust has entered into the Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, for the period ended January 31, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate

352

the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2016, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 6.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the period ended January 31, 2016, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$1,739
SA MFS Total Return	3,280
VCPSM Value	6,003
Telecom Utility	2,872
Growth-Income	5,828
SA Legg Mason BW Large Cap Value	30,857
SA AB Growth	8,927
Capital Growth	10,175
SA MFS Massachusetts Investors Trust	24,558
Fundamental Growth	20,400
Real Estate	30,957
Mid-Cap Growth	9,231
Aggressive Growth	15,095
Growth Opportunities	19,408
SA Marsico Focused Growth	4,194
Technology	16,322
Small & Mid Cap Value	91,618
International Growth and Income	6,508
Global Equities	6,872
International Diversified Equities	27,136
Emerging Markets	3,976
Foreign Value	12,059

Note 7.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2016 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Cash Management	$—	$—	$—	$—
Corporate Bond	513,580,970	289,190,699	13,919,531	21,942,070
Global Bond	296,818,641	227,975,785	210,828,119	236,177,244
High-Yield Bond	479,092,764	378,614,259	—	—
SA JPMorgan MFS Core Bond	778,616,561	245,846,221	823,477,119	1,020,275,204
Balanced	106,450,022	115,901,354	78,786,579	63,719,539
SA MFS Total Return	130,753,917	167,919,778	85,575,897	94,172,830
SunAmerica Dynamic Allocation	2,056,825,372	552,182,977	723,604,119	470,227,886
SunAmerica Dynamic Strategy	1,348,299,228	389,190,942	415,340,756	248,757,283
SA BlackRock VCP Global Multi Asset	4,472,022	—	3,487,545	—
SA Schroders VCP Global Allocation	3,182,746	—	—	—
SA T. Rowe Price VCP Balanced	8,701,497	29,115	2,692,789	72,503
VCP Total Return BalancedSM	58,344,116	1,140,119	118,296,734	70,192,869
VCPSM Value	491,628,312	77,240,135	582,348,572	498,022,644
Telecom Utility	19,629,167	21,700,064	—	—
Equity Index	488,461,372	292,811,606	—	—
Growth-Income	319,674,643	221,263,886	—	—
Equity Opportunities	202,268,981	146,693,518	—	—
SA Legg Mason BW Large Cap Value	1,661,083,393	1,674,486,122	—	—
“Dogs” of Wall Street	245,130,162	211,751,490	—	—
SA AB Growth	343,826,800	306,351,664	—	—
Capital Growth	105,613,648	59,137,155	—	—
SA MFS Massachusetts Investors Trust	261,543,198	381,726,905	—	—
Fundamental Growth	286,685,292	314,196,237	—	—

353

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Blue Chip Growth	$291,025,658	$221,899,912	$—	$—
Real Estate	336,899,420	368,546,847	—	—
Small Company Value	201,720,061	193,457,442	—	—
Mid Cap Growth	267,592,846	212,071,799	—	—
Aggressive Growth	131,467,912	126,517,940	—	—
Growth Opportunities	170,434,406	193,425,786	—	—
SA Marsico Focused Growth	208,163,524	256,686,692	—	—
Technology	31,848,156	30,057,368	—	—
Small & Mid Cap Value	268,825,664	308,878,553	—	—
International Growth and Income	113,541,442	134,367,231	—	—
Global Equities	423,090,031	335,594,751	—	—
International Diversified Equities	259,377,640	86,055,805	—	—
Emerging Markets	297,934,932	236,456,483	—	—
Foreign Value	370,731,190	211,538,788	—	—

Note 8.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,939,077	$41,533,382	5,036,005	$53,231,846	1,069,213	$11,155,028	889,450	$9,323,079
Shares issued in merger@	115,625	1,220,270	—	—	829,430	8,670,428	—	—
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(4,914,831)	(51,828,754)	(5,663,274)	(59,862,500)	(1,283,587)	(13,396,346)	(1,178,755)	(12,355,778)

Net increase (decrease)	(860,129)	$(9,075,102)	(627,269)	$(6,630,654)	615,056	$6,429,110	(289,305)	$(3,032,699)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	29,154,688	$302,075,187	21,830,401	$227,341,656
Shares issued in merger@	1,683,804	17,483,033	—	—
Reinvested dividends	—	—	—	—
Shares redeemed	(23,028,183)	(238,653,920)	(23,450,253)	(244,208,523)

Net increase (decrease)	7,810,309	$80,904,300	(1,619,852)	$(16,866,867)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,987,910	$188,270,646	21,491,683	$296,476,730	85,744	$1,170,527	80,723	$1,106,503
Reinvested dividends	3,001,045	39,087,174	2,133,497	28,841,732	79,552	1,035,611	80,555	1,088,188
Shares redeemed	(1,988,910)	(26,713,620)	(2,415,113)	(33,277,459)	(363,881)	(4,892,318)	(403,707)	(5,550,227)

Net increase (decrease)	15,000,045	$200,644,200	21,210,067	$292,041,003	(198,585)	$(2,686,180)	(242,429)	$(3,355,536)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	6,264,141	$82,768,379	5,500,504	$75,178,762
Reinvested dividends	2,533,980	32,826,875	2,405,296	32,342,217
Shares redeemed	(9,972,948)	(133,358,618)	(9,103,322)	(124,619,201)

Net increase (decrease)	(1,174,827)	$(17,763,364)	(1,197,522)	$(17,098,222)

@	See Note 2

354

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,276,239	$46,114,284	5,555,457	$63,348,069	46,174	$494,016	113,864	$1,285,689
Reinvested dividends	89,450	973,303	—	—	3,185	34,353	—	—
Shares redeemed	(828,480)	(8,924,547)	(821,758)	(9,368,606)	(189,294)	(2,018,136)	(266,469)	(2,992,452)

Net increase (decrease)	3,537,209	$38,163,040	4,733,699	$53,979,463	(139,935)	$(1,489,767)	(152,605)	$(1,706,763)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	3,929,303	$41,598,838	4,167,571	$46,707,438
Reinvested dividends	109,196	1,168,037	—	—
Shares redeemed	(4,627,706)	(49,118,790)	(3,637,066)	(40,788,734)

Net increase (decrease)	(589,207)	$(6,351,915)	530,505	$5,918,704

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,977,756	$68,101,006	16,863,954	$102,918,029	260,275	$1,472,478	420,371	$2,554,965
Reinvested dividends	3,120,948	16,975,703	2,338,498	13,708,320	109,398	594,737	119,361	699,013
Shares redeemed	(4,808,725)	(27,238,869)	(6,173,005)	(37,723,928)	(579,945)	(3,305,767)	(995,995)	(6,044,257)

Net increase (decrease)	10,289,979	$57,837,840	13,029,447	$78,902,421	(210,272)	$(1,238,552)	(456,263)	$(2,790,279)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	16,888,614	$94,255,788	9,841,164	$59,058,266
Reinvested dividends	1,741,511	9,422,011	1,576,522	9,192,782
Shares redeemed	(13,929,130)	(79,614,171)	(11,237,726)	(67,999,917)

Net increase (decrease)	4,700,995	$24,063,628	179,960	$251,131

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36,920,191	$333,575,297	31,875,330	$286,536,671	73,778	$659,159	151,389	$1,350,320
Reinvested dividends	4,304,817	37,766,850	1,080,465	9,710,296	43,071	376,501	19,843	177,573
Shares redeemed	(12,914,835)	(115,120,386)	(2,324,547)	(20,879,001)	(553,697)	(4,987,821)	(646,919)	(5,780,283)

Net increase (decrease)	28,310,173	$256,221,761	30,631,248	$275,367,966	(436,848)	$(3,952,161)	(475,687)	$(4,252,390)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	10,551,384	$93,183,750	9,505,497	$84,589,123
Reinvested dividends	3,556,039	30,913,753	1,195,730	10,649,218
Shares redeemed	(17,033,755)	(152,124,268)	(16,907,463)	(150,484,644)

Net increase (decrease)	(2,926,332)	$(28,026,765)	(6,206,236)	$(55,246,303)

355

	Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	249,105	$4,990,228	253,299	$5,052,177	32,038	$651,432	54,249	$1,072,704
Reinvested dividends	414,840	7,761,471	63,503	1,243,235	52,564	982,165	7,331	143,339
Shares redeemed	(659,092)	(13,321,080)	(817,427)	(16,338,326)	(104,301)	(2,094,772)	(93,005)	(1,854,740)

Net increase (decrease)	4,853	$(569,381)	(500,625)	$(10,042,914)	(19,699)	$(461,175)	(31,425)	$(638,697)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,292,162	$26,226,079	1,401,196	$28,125,325
Reinvested dividends	633,964	11,813,076	72,227	1,409,127
Shares redeemed	(1,218,837)	(24,638,602)	(1,141,819)	(22,832,496)

Net increase (decrease)	707,289	$13,400,553	331,604	$6,701,956

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	110,793	$2,140,573	137,164	$2,598,027	15,550	$295,810	19,805	$377,797
Reinvested dividends	282,842	5,315,593	278,144	5,119,576	41,661	783,354	42,133	775,654
Shares redeemed	(1,871,514)	(36,057,776)	(2,176,656)	(41,145,921)	(343,414)	(6,617,370)	(414,037)	(7,829,414)

Net increase (decrease)	(1,477,879)	$(28,601,610)	(1,761,348)	$(33,428,318)	(286,203)	$(5,538,206)	(352,099)	$(6,675,963)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,038,908	$19,989,349	962,767	$18,197,172
Reinvested dividends	372,937	6,998,282	357,256	6,564,092
Shares redeemed	(3,044,765)	(58,530,237)	(3,184,334)	(60,034,483)

Net increase (decrease)	(1,632,920)	$(31,542,606)	(1,864,311)	$(35,273,219)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	186,359,531	$2,339,695,881	258,318,273	$3,259,074,894
Reinvested dividends	16,217,759	195,229,059	8,412,067	102,887,145
Shares redeemed	(11,776,332)	(143,816,854)	(4,052,961)	(51,290,118)

Net increase (decrease)	190,800,958	$2,391,108,086	262,677,379	$3,310,671,921

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	119,938,924	$1,499,707,704	192,119,010	$2,396,680,148
Reinvested dividends	4,204,095	50,732,121	1,418,722	17,271,825
Shares redeemed	(8,295,561)	(100,573,392)	(2,887,949)	(36,153,362)

Net increase (decrease)	115,847,458	$1,449,866,433	190,649,783	$2,377,798,611

356

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 3
	For the period January 25, 2016* to January 31, 2016
	Shares	Amount
Shares sold	1,205,546	$12,066,069
Reinvested dividends	—	—
Shares redeemed	(9)	(88)

Net increase (decrease)	1,205,537	$12,065,981

	SA Schroders VCP Global Allocation Portfolio
	Class 3
	For the period January 25, 2016* to January 31, 2016
	Shares	Amount
Shares sold	1,218,526	$12,196,618
Reinvested dividends	—	—
Shares redeemed	(0)	(3)

Net increase (decrease)	1,218,526	$12,196,615

	SA T. Rowe Price VCP Balanced Portfolio
	Class 3
	For the period January 25, 2016* to January 31, 2016
	Shares	Amount
Shares sold	1,346,145	$13,463,973
Reinvested dividends	—	—
Shares redeemed	(1)	(8)

Net increase (decrease)	1,346,144	$13,463,965

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	36,232,224	$386,873,722	14,363,240	$156,758,273
Reinvested dividends	10,243	107,615	688,920	7,337,485
Shares redeemed	(435,729)	(4,619,723)	(1,220,787)	(12,935,466)

Net increase (decrease)	35,806,738	$382,361,614	13,831,373	$151,160,292

	VCPSM Value Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	46,095,026	$535,339,279	14,572,843	$168,651,179
Reinvested dividends	89,117	1,021,534	462,711	5,306,828
Shares redeemed	(856,654)	(9,969,426)	(1,288,782)	(14,734,465)

Net increase (decrease)	45,327,489	$526,391,387	13,746,772	$159,223,542

*	Commencement of operations

357

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,918	$426,685	72,716	$1,127,598	2,322	$32,104	16,380	$254,947
Reinvested dividends	66,222	921,737	41,672	630,009	7,164	99,914	4,088	61,589
Shares redeemed	(288,469)	(4,248,832)	(242,744)	(3,793,066)	(28,502)	(424,458)	(29,712)	(466,034)

Net increase (decrease)	(192,329)	$(2,900,410)	(128,356)	$(2,035,459)	(19,016)	$(292,440)	(9,244)	$(149,498)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	385,186	$5,452,145	531,704	$8,239,818
Reinvested dividends	91,029	1,264,254	46,163	692,357
Shares redeemed	(514,383)	(7,483,750)	(487,320)	(7,498,773)

Net increase (decrease)	(38,168)	$(767,351)	90,547	$1,433,402

	Equity Index Portfolio
	Class 1
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	12,143,980	$215,106,827	24,672,583	$413,377,880
Reinvested dividends	2,027,899	34,513,237	896,243	14,583,820
Shares redeemed	(2,692,321)	(48,550,687)	(3,764,788)	(60,992,946)

Net increase (decrease)	11,479,558	$201,069,377	21,804,038	$366,968,754

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,939,457	$124,609,483	6,630,416	$207,360,043	21,126	$656,726	16,435	$500,597
Reinvested dividends	1,494,622	43,964,209	1,096,565	32,313,412	20,838	612,491	19,392	570,944
Shares redeemed	(2,049,495)	(65,734,901)	(944,184)	(29,477,284)	(51,540)	(1,587,698)	(94,578)	(2,929,570)

Net increase (decrease)	3,384,584	$102,838,791	6,782,797	$210,196,171	(9,576)	$(318,481)	(58,751)	$(1,858,029)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	822,182	$25,754,668	1,283,770	$39,686,942
Reinvested dividends	394,495	11,557,487	323,159	9,488,466
Shares redeemed	(736,238)	(22,584,320)	(882,706)	(27,749,920)

Net increase (decrease)	480,439	$14,727,835	724,223	$21,425,488

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,370,703	$64,394,101	3,038,743	$55,602,565	4,215	$81,834	20,451	$366,249
Reinvested dividends	590,521	10,833,510	34,936	626,491	14,850	272,283	971	17,397
Shares redeemed	(490,936)	(9,377,521)	(457,143)	(8,332,409)	(41,548)	(795,464)	(80,607)	(1,481,894)

Net increase (decrease)	3,470,288	$65,850,090	2,616,536	$47,896,647	(22,483)	$(441,347)	(59,185)	$(1,098,248)

358

	Equity Opportunities Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	540,780	$10,376,890	1,292,878	$23,523,049
Reinvested dividends	222,820	4,075,746	8,435	150,880
Shares redeemed	(587,828)	(11,178,958)	(659,382)	(12,046,263)

Net increase (decrease)	175,772	$3,273,678	641,931	$11,627,666

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,612,319	$67,615,094	3,267,915	$93,522,246	24,274	$655,877	32,662	$934,167
Reinvested dividends	4,956,747	115,205,820	2,599,949	66,678,490	399,941	9,295,754	241,884	6,201,861
Shares redeemed	(3,020,259)	(80,244,371)	(3,173,092)	(90,701,234)	(387,975)	(10,307,858)	(479,642)	(13,679,189)

Net increase (decrease)	4,548,807	$102,576,543	2,694,772	$69,499,502	36,240	$(356,227)	(205,096)	$(6,543,161)

	SA Legg Mason BW Large Cap Value Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	671,438	$17,984,588	930,299	$26,535,915
Reinvested dividends	3,907,890	90,512,451	2,264,580	57,891,990
Shares redeemed	(3,543,281)	(93,719,493)	(3,629,703)	(102,962,288)

Net increase (decrease)	1,036,047	$14,777,546	(434,824)	$(18,534,383)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,204,539	$29,132,125	4,223,298	$55,977,461	12,368	$163,819	26,896	$352,638
Reinvested dividends	1,301,079	15,862,179	612,905	7,732,776	49,880	607,399	33,481	421,858
Shares redeemed	(430,419)	(5,642,007)	(541,287)	(7,153,197)	(95,451)	(1,230,265)	(184,598)	(2,432,832)

Net increase (decrease)	3,075,199	$39,352,297	4,294,916	$56,557,040	(33,203)	$(459,047)	(124,221)	$(1,658,336)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,527,607	$19,847,606	2,472,599	$32,340,522
Reinvested dividends	905,636	10,969,482	519,515	6,516,700
Shares redeemed	(1,951,169)	(24,976,667)	(1,518,771)	(19,837,104)

Net increase (decrease)	482,074	$5,840,421	1,473,343	$19,020,118

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,557,522	$67,360,387	1,090,717	$40,860,205	17,250	$730,995	16,582	$620,215
Reinvested dividends	945,253	36,668,109	—	—	55,669	2,152,157	—	—
Shares redeemed	(1,178,304)	(49,667,005)	(1,011,667)	(37,766,616)	(106,453)	(4,461,751)	(132,667)	(4,982,797)

Net increase (decrease)	1,324,471	$54,361,491	79,050	$3,093,589	(33,534)	$(1,578,599)	(116,085)	$(4,362,582)

359

	SA AB Growth Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	389,237	$16,132,940	304,985	$11,448,830
Reinvested dividends	332,142	12,751,453	—	—
Shares redeemed	(717,139)	(29,847,071)	(869,762)	(32,393,651)

Net increase (decrease)	4,240	$(962,678)	(564,777)	$(20,944,821)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,842,941	$52,702,592	2,735,533	$34,775,273	6,417	$87,511	8,031	$100,083
Reinvested dividends	267,532	3,498,498	1,548	19,227	5,905	76,174	—	—
Shares redeemed	(178,344)	(2,388,095)	(120,393)	(1,554,473)	(22,186)	(299,846)	(65,723)	(797,792)

Net increase (decrease)	3,932,129	$53,812,995	2,616,688	$33,240,027	(9,864)	$(136,161)	(57,692)	$(697,709)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	508,387	$6,792,334	175,677	$2,176,328
Reinvested dividends	154,985	1,981,515	—	—
Shares redeemed	(789,262)	(10,581,236)	(814,498)	(10,252,928)

Net increase (decrease)	(125,890)	$(1,807,387)	(638,821)	$(8,076,600)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,620,366	$79,590,154	11,797,252	$251,207,281	6,882	$149,170	23,681	$495,043
Reinvested dividends	1,942,252	39,957,972	1,480,766	29,455,281	29,170	600,325	26,115	519,506
Shares redeemed	(8,089,256)	(180,280,392)	(482,297)	(10,251,011)	(130,162)	(2,773,538)	(119,486)	(2,539,932)

Net increase (decrease)	(2,526,638)	$(60,732,266)	12,795,721	$270,411,551	(94,110)	$(2,024,043)	(69,690)	$(1,525,383)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,038,467	$22,472,418	1,655,698	$34,961,208
Reinvested dividends	1,070,049	21,941,288	869,500	17,240,957
Shares redeemed	(2,396,462)	(51,165,494)	(2,723,079)	(58,061,019)

Net increase (decrease)	(287,946)	$(6,751,788)	(197,881)	$(5,858,854)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	902,767	$25,070,643	446,287	$11,525,189	323	$8,446	5,806	$139,233
Reinvested dividends	1,274,024	27,042,594	—	—	23,274	484,818	—	—
Shares redeemed	(1,995,143)	(46,531,575)	(3,788,390)	(95,710,392)	(16,326)	(414,294)	(23,868)	(593,457)

Net increase (decrease)	181,648	$5,581,662	(3,342,103)	$(84,185,203)	7,271	$78,970	(18,062)	$(454,224)

360

	Fundamental Growth Portfolio
	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	184,297	$4,382,749	183,805	$4,486,655
Reinvested dividends	638,152	13,102,828	—	—
Shares redeemed	(644,773)	(15,655,693)	(695,701)	(17,327,609)

Net increase (decrease)	177,676	$1,829,884	(511,896)	$(12,840,954)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,166,054	$64,777,398	28,627,850	$281,451,419	21,140	$219,120	51,091	$508,778
Reinvested dividends	766,423	7,826,729	1,243,417	11,514,203	7,023	71,502	17,216	158,938
Shares redeemed	(282,796)	(2,936,159)	(270,617)	(2,591,769)	(56,462)	(592,253)	(65,887)	(652,567)

Net increase (decrease)	6,649,681	$69,667,968	29,600,650	$290,373,853	(28,299)	$(301,631)	2,420	$15,149

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,915,027	$19,894,867	2,255,097	$22,247,431
Reinvested dividends	207,448	2,101,052	481,217	4,421,689
Shares redeemed	(1,704,054)	(17,678,650)	(1,665,753)	(16,508,874)

Net increase (decrease)	418,421	$4,317,269	1,070,561	$10,160,246

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,648,487	$26,894,395	3,903,144	$63,317,410	21,008	$329,212	22,878	$371,796
Reinvested dividends	1,535,582	22,383,973	1,113,567	16,487,776	55,758	810,987	52,969	782,514
Shares redeemed	(1,928,736)	(32,268,801)	(425,679)	(6,901,432)	(115,680)	(1,847,931)	(164,028)	(2,619,644)

Net increase (decrease)	1,255,333	$17,009,567	4,591,032	$72,903,754	(38,914)	$(707,732)	(88,181)	$(1,465,334)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,815,221	$28,523,453	862,781	$13,964,647
Reinvested dividends	1,836,359	26,568,834	1,708,891	25,124,648
Shares redeemed	(4,150,595)	(65,260,638)	(6,033,813)	(96,758,263)

Net increase (decrease)	(499,015)	$(10,168,351)	(3,462,141)	$(57,668,968)

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,111,737	$50,517,462	4,104,633	$103,766,270	871,619	$20,023,702	1,135,796	$28,006,469
Reinvested dividends	937,870	20,616,686	379,906	8,522,949	765,845	16,720,000	380,833	8,487,532
Shares redeemed	(2,545,778)	(55,733,568)	(29,870)	(763,234)	(1,403,222)	(32,956,188)	(1,766,071)	(44,102,210)

Net increase (decrease)	503,829	$15,400,580	4,454,669	$111,525,985	234,242	$3,787,514	(249,442)	$(7,608,209)

361

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,379,470	$79,276,141	2,462,310	$44,785,373	38,433	$681,381	53,800	$959,747
Reinvested dividends	1,015,578	17,326,256	810,596	13,108,895	77,412	1,289,339	96,084	1,522,097
Shares redeemed	(539,491)	(9,814,502)	(500,530)	(9,099,080)	(181,641)	(3,300,560)	(226,922)	(4,053,361)

Net increase (decrease)	4,855,557	$86,787,895	2,772,376	$48,795,188	(65,796)	$(1,329,840)	(77,038)	$(1,571,517)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,099,358	$19,520,172	952,796	$16,829,830
Reinvested dividends	709,856	11,651,997	843,312	13,194,086
Shares redeemed	(1,922,785)	(34,629,103)	(1,853,611)	(32,570,149)

Net increase (decrease)	(113,571)	$(3,456,934)	(57,503)	$(2,546,233)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,077,220	$18,102,798	1,513,851	$23,587,871	19,936	$339,560	7,451	$114,707
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(489,712)	(8,217,504)	(823,448)	(12,695,076)	(26,747)	(444,030)	(39,803)	(619,466)

Net increase (decrease)	587,508	$9,885,294	690,403	$10,892,795	(6,811)	$(104,470)	(32,352)	$(504,759)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	504,841	$8,330,140	445,700	$6,875,066
Reinvested dividends	—	—	—	—
Shares redeemed	(596,961)	(9,790,059)	(712,727)	(10,971,310)

Net increase (decrease)	(92,120)	$(1,459,919)	(267,027)	$(4,096,244)

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,815,606	$16,851,165	2,597,693	$25,256,100	25,194	$240,770	14,966	$138,003
Reinvested dividends	1,673,769	13,386,108	1,531,892	12,218,661	57,714	447,374	64,130	498,512
Shares redeemed	(1,335,551)	(12,930,040)	(408,113)	(3,980,892)	(62,520)	(582,126)	(83,812)	(778,886)

Net increase (decrease)	2,153,824	$17,307,233	3,721,472	$33,493,869	20,388	$106,018	(4,716)	$(142,371)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,103,024	$18,047,137	1,612,275	$15,603,631
Reinvested dividends	3,088,284	23,495,285	3,509,339	26,866,456
Shares redeemed	(4,587,813)	(41,084,055)	(4,769,103)	(44,201,870)

Net increase (decrease)	603,495	$458,367	352,511	$(1,731,783)

362

	SA Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,433,655	$19,441,480	5,708,514	$74,577,076	9,404	$123,923	29,273	$375,390
Reinvested dividends	588,500	7,091,893	818,734	10,117,933	46,676	554,316	68,125	831,499
Shares redeemed	(6,625,297)	(87,044,845)	(427,046)	(5,494,500)	(153,187)	(1,978,171)	(264,889)	(3,436,188)

Net increase (decrease)	(4,603,142)	$(60,511,472)	6,100,202	$79,200,509	(97,107)	$(1,299,932)	(167,491)	$(2,229,299)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,334,168	$16,660,094	1,718,955	$21,790,600
Reinvested dividends	566,751	6,657,033	726,682	8,786,136
Shares redeemed	(2,022,161)	(25,604,001)	(2,005,304)	(26,031,844)

Net increase (decrease)	(121,242)	$(2,286,874)	440,333	$4,544,892

	Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	274,340	$1,364,113	278,782	$1,165,370	78,103	$380,716	144,965	$580,622
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(583,938)	(2,792,276)	(479,904)	(1,944,574)	(90,338)	(434,382)	(258,429)	(1,066,638)

Net increase (decrease)	(309,598)	$(1,428,163)	(201,122)	$(779,204)	(12,235)	$(53,666)	(113,464)	$(486,016)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,694,129	$12,763,413	2,401,778	$9,741,807
Reinvested dividends	—	—	—	—
Shares redeemed	(2,275,002)	(10,685,062)	(2,262,539)	(9,003,080)

Net increase (decrease)	419,127	$2,078,351	139,239	$738,727

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,026,568	$19,545,984	1,677,718	$36,387,746	26,567	$482,800	24,439	$508,262
Reinvested dividends	877,450	14,564,376	637,177	11,211,362	133,723	2,217,739	157,271	2,764,305
Shares redeemed	(21,640)	(363,819)	—	—	(130,210)	(2,491,229)	(237,749)	(5,137,860)

Net increase (decrease)	1,882,378	$33,746,541	2,314,895	$47,599,108	30,080	$209,310	(56,039)	$(1,865,293)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,184,210	$40,147,454	1,732,612	$37,815,318
Reinvested dividends	4,632,202	76,336,553	5,213,566	91,146,341
Shares redeemed	(4,434,777)	(82,608,983)	(6,395,216)	(136,385,103)

Net increase (decrease)	2,381,635	$33,875,024	550,962	$(7,423,444)

363

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,428,346	$43,305,865	7,803,962	$81,460,200	20,689	$201,087	56,377	$574,487
Reinvested dividends	539,298	5,128,503	437,317	4,200,582	17,548	167,680	14,504	139,922
Shares redeemed	(4,997,282)	(51,074,753)	(3,125,000)	(31,057,623)	(138,558)	(1,368,372)	(159,164)	(1,664,736)

Net increase (decrease)	(29,638)	$(2,640,385)	5,116,279	$54,603,159	(100,321)	$(999,605)	(88,283)	$(950,327)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,102,952	$10,616,060	2,381,172	$23,941,232
Reinvested dividends	397,158	3,785,763	294,756	2,836,645
Shares redeemed	(3,278,124)	(32,517,872)	(3,618,582)	(38,003,088)

Net increase (decrease)	(1,778,014)	$(18,116,049)	(942,654)	$(11,225,211)

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,749,981	$90,568,603	7,086,113	$132,315,324	12,956	$244,003	13,595	$255,137
Reinvested dividends	501,557	9,216,157	172,110	3,038,016	3,995	73,272	1,643	28,940
Shares redeemed	(513,995)	(9,696,208)	(1,843,564)	(33,677,264)	(46,674)	(896,449)	(38,121)	(713,507)

Net increase (decrease)	4,737,543	$90,088,552	5,414,659	$101,676,076	(29,723)	$(579,174)	(22,883)	$(429,430)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	250,943	$4,742,936	358,577	$6,651,416
Reinvested dividends	30,411	555,137	11,100	194,632
Shares redeemed	(416,879)	(7,788,991)	(434,128)	(8,055,583)

Net increase (decrease)	(135,525)	$(2,490,918)	(64,451)	$(1,209,535)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,043,138	$199,863,120	2,446,846	$23,478,529	83,254	$789,922	132,631	$1,276,700
Reinvested dividends	354,648	3,310,408	88,060	821,445	29,262	271,999	25,570	237,472
Shares redeemed	(1,098,959)	(10,412,741)	(981,992)	(9,840,079)	(303,042)	(2,919,026)	(360,030)	(3,604,777)

Net increase (decrease)	20,298,827	$192,760,787	1,552,914	$14,459,895	(190,526)	$(1,857,105)	(201,829)	$(2,090,605)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	1,828,022	$17,427,951	2,351,862	$22,755,371
Reinvested dividends	312,277	2,898,288	258,203	2,394,334
Shares redeemed	(3,345,105)	(32,141,770)	(3,470,145)	(34,689,700)

Net increase (decrease)	(1,204,806)	$(11,815,531)	(860,080)	$(9,539,995)

364

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,946,763	$83,188,705	9,857,455	$76,455,860	44,464	$291,211	50,055	$377,565
Reinvested dividends	748,612	4,921,755	385,221	2,874,169	10,998	71,907	8,034	59,589
Shares redeemed	(3,629,046)	(24,330,069)	(1,330,618)	(10,260,813)	(128,412)	(890,324)	(139,333)	(1,063,645)

Net increase (decrease)	9,066,329	$63,780,391	8,912,058	$69,069,216	(72,950)	$(527,206)	(81,244)	$(626,491)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	3,698,039	$23,687,642	3,426,612	$25,624,635
Reinvested dividends	362,469	2,352,908	232,421	1,712,016
Shares redeemed	(3,497,236)	(23,935,179)	(3,837,746)	(29,336,738)

Net increase (decrease)	563,272	$2,105,371	(178,713)	$(2,000,087)

	Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2016		For the year ended January 31, 2015		For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,365,178	$166,738,727	18,546,904	$315,460,769	35,143	$528,233	71,961	$1,154,702
Reinvested dividends	935,378	14,552,056	401,219	6,222,135	21,393	332,745	14,463	224,139
Shares redeemed	(94,607)	(1,380,970)	—	—	(216,337)	(3,523,685)	(319,242)	(5,338,722)

Net increase (decrease)	11,205,949	$179,909,813	18,948,123	$321,682,904	(159,801)	$(2,662,707)	(232,818)	$(3,959,881)

	Class 3
	For the year ended January 31, 2016		For the year ended January 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	3,330,961	$50,563,595	4,918,733	$80,231,586
Reinvested dividends	725,886	11,265,715	415,516	6,427,191
Shares redeemed	(6,092,480)	(97,807,814)	(5,590,305)	(93,331,420)

Net increase (decrease)	(2,035,633)	$(35,978,504)	(256,056)	$(6,672,643)

Note 9.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2016:

Portfolio	J. P. Morgan Chase Bank	J. P. Morgan Clearing Corp.	National Financial Services, LLC	Oppenheimer & Co., Inc.
Equity Opportunities	$—	$—	$—	$2,178
Real Estate	—	—	2,248	—
Global Equities	313	7,308	—	—
Emerging Markets	—	8,147	—	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the year ended January 31, 2016, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2016
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$23,411,090	$1,831,095	$521,392,163	$135,346,635	$651,480	$(35,775)	$(45,079,037)	$636,214,691
Global Bond Portfolio, Class 1	—	359,649	70,237,857	15,138,254	91,830	(14,092)	(1,146,875)	84,482,963

365

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2016
High-Yield Bond Portfolio, Class 1	$8,824,858	$—	$141,385,542	$34,072,425	$234,148	$(5,351)	$(20,576,258)	$163,467,068
SA JPMorgan MFS Core Bond Portfolio, Class 1	8,404,475	16,588,056	528,540,067	233,710,953	50,703,435	(3,034,338)	(25,864,126)	707,641,652
Equity Index Portfolio, Class 1	8,932,760	12,428,082	697,374,780	135,294,549	822,068	284,215	(35,890,437)	817,601,881
Growth-Income Portfolio, Class 1	5,836,366	12,490,533	320,247,205	49,833,740	38,337,006	12,132,913	(38,762,236)	323,441,515
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,953,386	16,666,491	390,508,972	31,638,552	130,161,149	39,240,534	(52,406,263)	298,440,523
Fundamental Growth Portfolio, Class 1	—	17,768,747	82,792,434	24,868,524	38,031,203	3,557,472	(24,212,488)	66,743,486
Blue Chip Growth Portfolio	1,420,926	6,189,881	296,228,165	63,736,077	419,274	28,355	(12,081,052)	355,103,078
Real Estate Portfolio, Class 1	1,108,473	5,780,497	84,650,395	6,307,552	25,031,203	3,434,925	(16,188,969)	60,061,670
Small Company Value Portfolio, Class 1	558,367	12,225,231	144,781,211	30,118,218	182,926	35,773	(25,380,070)	162,155,804
Mid-Cap Growth Portfolio, Class 1	—	7,485,107	82,623,126	15,138,253	91,830	30,336	(15,233,259)	89,951,733
Aggressive Growth Portfolio, Class 1	—	—	62,030,874	15,138,254	91,830	32,691	(7,764,275)	69,345,714
Growth Opportunities Portfolio, Class 1	—	11,215,001	77,844,884	15,138,253	91,830	6,037	(21,588,921)	82,523,424
International Diversified Equities Portfolio, Class 1	2,375,371	—	20,229,603	194,618,111	335,803	(24,476)	(16,534,739)	200,328,067
International Growth and Income Portfolio, Class 1	264,779	—	46,559,922	—	40,000,000	301,601	2,038,369	9,164,671
Global Equities Portfolio, Class 1	5,100,247	806,267	299,730,107	60,553,015	367,319	107,012	(28,894,045)	337,035,284
Emerging Markets Portfolio, Class 1	4,302,569	—	192,813,010	80,420,943	15,266,856	(1,828,130)	(51,306,245)	209,135,291
Foreign Value Portfolio, Class 1	9,324,827	—	346,393,327	98,873,766	471,423	68,328	(61,663,872)	392,524,953
Seasons Series Trust
Stock Portfolio, Class 1	—	26,356,443	328,919,258	56,544,248	30,380,187	10,972,376	(36,702,213)	355,709,925
Large Cap Growth Portfolio, Class 1	723,378	12,676,542	98,586,247	61,189,762	25,122,143	4,358,683	(20,650,369)	131,762,100
Large Cap Value Portfolio, Class 1	4,953,836	18,967,027	304,685,603	60,553,015	367,320	98,121	(48,549,719)	340,340,563
Mid Cap Growth Portfolio, Class 1	—	5,142,311	79,733,368	15,138,254	9,091,830	2,667,985	(14,429,870)	79,160,218
Mid Cap Value Portfolio, Class 1	1,022,251	29,350,106	89,122,167	97,022,790	10,149,524	(1,813,030)	(49,117,730)	155,437,030
Small Cap Portfolio, Class 1	331,818	6,354,229	89,789,762	21,087,988	15,096,229	4,869,574	(19,780,606)	87,556,536
International Equity Portfolio, Class 1	3,777,359	—	273,417,666	51,832,627	20,337,006	4,051,144	(35,491,257)	277,250,533
Diversified Fixed Income Portfolio, Class 1	12,453,097	4,317,781	528,316,874	128,179,476	642,808	(9,527)	(23,274,596)	649,340,297
Real Return Portfolio, Class 1	4,327,386	—	140,479,488	11,789,631	45,063,873	(696,373)	(5,770,691)	105,065,568
SA Columbia Focused Growth Portfolio, Class 1	—	12,271,442	94,202,349	44,674,524	146,022	(429)	(25,241,659)	125,760,205
SA Columbia Focused Value Portfolio, Class 1	1,805,245	1,675,553	153,060,998	30,276,508	183,660	56,555	(14,964,527)	171,726,672

366

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2016
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	$5,251,350	$1,237,821	$310,482,308	$60,553,015	$15,367,319	$(767,324)	$(5,109,677)	$356,280,174
Growth and Income Portfolio, Class 1	888,847	7,755,391	160,900,724	30,276,507	10,183,659	3,226,718	(11,408,547)	181,455,981
Growth Portfolio, Class 1	2,303,102	51,094,765	311,362,863	60,553,015	20,367,319	4,662,088	(79,701,176)	329,907,338
Capital Appreciation Portfolio, Class 1	—	33,568,994	170,755,615	76,876,885	239,949	31,995	(43,681,876)	237,311,664
Natural Resources Portfolio, Class 1	787,514	—	53,226,645	10,331,053	8,061,516	(2,808,370)	(10,461,840)	43,013,486

	$121,443,677	$332,603,042	$7,593,405,579	$2,056,825,372	$552,182,977	$83,218,216	$(942,871,151)	$8,692,441,758

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2016
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$7,612,355	$595,399	$158,810,670	$49,091,969	$727,638	$(56,207)	$(14,535,018)	$200,791,530
Global Bond Portfolio, Class 1	—	427,065	71,825,330	29,545,985	363,819	(47,175)	(1,083,182)	100,304,204
High-Yield Bond Portfolio, Class 1	4,869,406	—	75,958,399	20,377,921	508,098	(60,023)	(11,290,203)	89,347,402
SA JPMorgan MFS Core Bond Portfolio, Class 1	3,329,259	6,571,016	232,847,728	94,469,889	45,235,735	(1,359,324)	(10,290,236)	280,332,597
Equity Index Portfolio, Class 1	5,304,606	7,380,260	457,690,802	78,573,374	43,270,890	14,113,672	(33,339,348)	486,452,476
Growth-Income Portfolio, Class 1	5,169,972	11,064,368	225,564,013	73,637,955	1,091,457	219,562	(26,429,236)	288,135,177
Equity Opportunities Portfolio, Class 1	1,017,771	7,596,300	122,997,020	63,439,260	909,147	257,347	(9,780,928)	184,617,623
SA Legg Mason BW Large Cap Value Portfolio, Class 1	1,269,006	38,752,622	198,692,321	65,622,297	920,772	17,748	(47,568,371)	255,864,851
“Dogs” of Wall Street Portfolio, Class 1	2,929,405	10,110,105	122,656,792	28,071,072	329,310	87,223	(10,531,302)	152,993,985
SA AB Growth Portfolio, Class 1	180,244	13,724,975	88,124,435	61,033,274	10,528,848	3,967,975	(15,587,079)	140,914,976
Capital Growth Portfolio, Class 1	57,049	3,176,754	35,502,203	52,232,406	913,849	25,018	(4,830,003)	85,249,578
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,551,760	14,400,040	285,742,234	46,968,179	40,685,705	10,634,595	(27,798,608)	291,812,495
Real Estate Portfolio, Class 1	1,835,564	9,572,152	92,254,464	19,545,985	363,819	14,518	(19,007,693)	103,851,171
Small Company Value Portfolio, Class 1	332,060	7,270,337	112,757,432	20,384,354	55,236,421	(1,631,647)	(13,627,436)	70,248,679
Mid-Cap Growth Portfolio, Class 1	—	6,245,054	42,625,222	61,156,169	917,251	254,363	(16,575,503)	92,788,054
SA Marsico Focused Growth, Class 1	—	6,335,676	169,040,277	18,825,038	83,567,523	11,889,617	(22,370,600)	100,152,485
Growth Opportunities Portfolio, Class 1	—	751,829	15,146,340	—	10,000,000	1,218,501	(1,811,018)	5,305,652
Small & Mid Cap Value Portfolio, Class 1	574,460	13,965,314	80,552,818	19,545,986	363,819	(100,964)	(23,951,050)	90,222,745
International Growth and Income Portfolio, Class 1	3,450,335	—	106,132,184	41,318,977	545,728	52,406	(13,715,586)	136,692,588
Global Equities Portfolio, Class 1	2,073,588	327,801	118,322,469	29,318,976	545,728	132,582	(12,081,391)	137,548,297
Foreign Value Portfolio, Class 1	5,224,321	—	182,210,584	67,864,961	909,547	140,223	(33,997,775)	220,532,767

367

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2016
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	$527,945	$9,251,755	$94,820,741	$19,545,984	$18,363,819	$3,052,962	$(12,646,934)	$96,188,634
Large Cap Value Portfolio, Class 1	5,426,256	20,775,811	305,206,265	97,183,938	1,455,275	324,196	(54,569,332)	372,891,859
Mid Cap Growth Portfolio, Class 1	—	2,881,668	41,662,034	9,772,992	3,181,909	894,672	(7,664,160)	44,365,297
Mid Cap Value Portfolio, Class 1	338,672	9,723,689	82,911,328	12,040,450	35,128,351	5,228,738	(20,200,335)	54,914,191
Small Cap Growth Portfolio, Class 1	369,774	7,081,089	39,764,859	85,683,080	635,496	103,018	(20,069,543)	112,296,781
International Equities Portfolio, Class 1	2,276,426	—	103,949,150	86,528,691	1,324,270	136,496	(22,626,679)	168,939,814
Diversified Fixed Income Portfolio, Class 1	1,923,395	666,886	77,081,387	24,545,985	363,819	(24,862)	(3,473,840)	100,355,132
Real Return Portfolio, Class 1	2,192,796	—	39,910,583	14,357,025	109,770	(7,835)	(2,904,423)	53,438,376
SA Columbia Focused Value Portfolio, Class 1	989,142	918,081	95,333,133	19,545,985	15,363,819	3,612,998	(10,918,747)	94,116,773
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	2,193,254	516,983	115,862,480	38,071,071	15,329,310	(464,035)	(1,832,382)	139,018,061

	$64,018,821	$210,083,029	$3,991,955,697	$1,348,299,228	$389,190,942	$52,626,358	$(527,107,941)	$4,750,684,250

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2016
American International Group, Inc. - Common Stocks	$72,209	$—	$4,159,032	$965,768	$588,423	$259,075	$388,395	$5,183,847

At January 31, 2016, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	35%
	SunAmerica Dynamic Strategy Portfolio	11%
Global Bond	SunAmerica Dynamic Allocation Portfolio	17%
	SunAmerica Dynamic Strategy Portfolio	20%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	18%
SA JPMorgan MFS Core Bond	SunAmerica Dynamic Allocation Portfolio	35%
	SunAmerica Dynamic Strategy Portfolio	14%
Equity Index	SunAmerica Dynamic Allocation Portfolio	62%
	SunAmerica Dynamic Strategy Portfolio	37%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	33%
	SunAmerica Dynamic Strategy Portfolio	30%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	59%
SA Legg Mason BW Large Cap Value	SunAmerica Dynamic Strategy Portfolio	21%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	49%
SA AB Growth	SunAmerica Dynamic Strategy Portfolio	29%
Capital Growth	SunAmerica Dynamic Strategy Portfolio	62%
SA MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	29%
	SunAmerica Dynamic Strategy Portfolio	29%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	37%
Blue Chip Growth	SunAmerica Dynamic Allocation Portfolio	75%

368

Portfolio	Holder	Percentage
Real Estate	SunAmerica Dynamic Allocation Portfolio	14%
	SunAmerica Dynamic Strategy Portfolio	24%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	37%
	SunAmerica Dynamic Strategy Portfolio	16%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	24%
	SunAmerica Dynamic Strategy Portfolio	25%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	52%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	32%
	SunAmerica Dynamic Strategy Portfolio	2%
SA Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	39%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	16%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	3%
	SunAmerica Dynamic Strategy Portfolio	40%
Global Equities	SunAmerica Dynamic Allocation Portfolio	60%
	SunAmerica Dynamic Strategy Portfolio	25%
International Diversified Equities	SunAmerica Dynamic Allocation Portfolio	50%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	56%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	35%
	SunAmerica Dynamic Strategy Portfolio	19%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management or control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At January 31, 2016, each Dynamic Portfolio held less than 76% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 10.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios.

The High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA JPMorgan MFS Core Bond, the Balanced, and SA MFS Total Return Bond Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies may include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Securities in the utilities sector are subject to many risks, including increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

The Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a

369

default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Note 11.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA JPMorgan MFS Core Bond	2	$71	$760,592	1.68%
Equity Index	2	98	1,262,535	1.39%
Growth-Income	1	141	3,622,864	1.40%
SA Legg Mason BW Large Cap Value	2	206	2,221,195	1.67%
“Dogs” of Wall Street	1	52	1,301,778	1.45%
SA MFS Massachusetts Investors Trust	6	2,069	8,999,029	1.38%
Fundamental Growth	1	173	4,342,346	1.44%
Real Estate	4	863	5,379,932	1.44%
Growth Opportunities	3	255	2,221,033	1.38%
SA Marsico Focused Growth	14	330	586,569	1.47%
Technology	5	36	156,258	1.67%
Emerging Markets	5	1,915	9,564,641	1.44%

As of January 31, 2016, the following Portfolio had an outstanding borrowing:

Portfolio	Amount
Technology	$168,218

Note 12.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended January 31, 2016, none of the Portfolios participated in this program.

370

Note 13.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended January 31, 2016, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Corporate Bond	$2,593,588	$2,973,318	$154,701
SA JPMorgan MFS Core Bond	—	654,540	(924)
SA MFS Total Return	730,422	109,424	20,953
SA T. Rowe Price VCP Balanced	—	159	—
Telecom Utility	23,001	67,440	16,239
Equity Opportunities	1,502,083	625,953	271,390
SA MFS Massachusetts Investors Trust	1,323,673	776,111	258,557
Blue Chip Growth	759,815	—	—

Note 14.  Subsequent Event

On December 9, 2015, the Board of Trustees (the “Board”) of the Trust approved a change in the Cash Management Portfolio’s name to the “Ultra Short Bond Portfolio,” along with certain changes to the Portfolio’s principal investment strategy and techniques. The Board also approved a new Subadvisory Agreement between SAAMCo and Dimensional Fund Advisors LP (“DFA”), replacing BofA Advisors, LLC. These changes are expected to become effective on or about May 1, 2016 (the “Effective Date”). Under the Subadvisory Agreement, the subadvisory fee payable by SAAMCo to DFA will be equal to an annual rate of 0.150% of the average daily net assets of the Portfolio on the first $50 million, 0.100% on the next $450 million and 0.075% thereafter.

371

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/12	$10.67	$(0.03)	$0.00	$(0.03)		$—	$—	$—	$10.64	(0.28)%	$112,296	0.51%		(0.27)%		—%
01/31/13	10.64	(0.03)	0.00	(0.03)		—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)		—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
01/31/15	10.58	(0.03)	0.01	(0.02)		—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—
01/31/16	10.56	(0.02)	0.00	(0.02	)(2)	—	—	—	10.54	(0.19)	63,380	0.45	(1)	(0.19	)(1)	—

Cash Management Portfolio — Class 2
01/31/12	10.63	(0.05)	0.01	(0.04)		—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)		—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)		—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)		—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—

Cash Management Portfolio — Class 3
01/31/12	10.60	(0.06)	0.01	(0.05)		—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)		—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)		—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)		—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—

Corporate Bond Portfolio — Class 1
01/31/12	13.58	0.82	0.19	1.01		(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19		(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37		(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
01/31/15	13.49	0.59	0.27	0.86		(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12
01/31/16	13.81	0.57	(1.02)	(0.45)		(0.53)	(0.04)	(0.57)	12.79	(3.32)	962,298	0.54		4.27		18

Corporate Bond Portfolio — Class 2
01/31/12	13.55	0.80	0.19	0.99		(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17		(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35		(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84		(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12
01/31/16	13.79	0.56	(1.02)	(0.46)		(0.51)	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69		4.12		18

Corporate Bond Portfolio — Class 3
01/31/12	13.51	0.77	0.22	0.99		(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14		(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34		(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82		(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12
01/31/16	13.72	0.54	(1.02)	(0.48)		(0.49)	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79		4.02		18

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/13	1/14	1/15	1/16	1/13	1/14	1/15	1/16
Cash Management Class 1	0.52%	0.51%	0.50%	0.53%	(0.26)%	(0.33)%	(0.33)%	(0.27)%
Cash Management Class 2	0.67	0.66	0.65	0.67	(0.41)	(0.48)	(0.48)	(0.42)
Cash Management Class 3	0.77	0.76	0.75	0.78	(0.51)	(0.58)	(0.58)	(0.51)

(2)	Includes the effect of a merger (See Note 2).

See Notes to Financial Statements

372

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Global Bond Portfolio — Class 1
01/31/12	$12.25	$0.24	$0.65	$0.89	$(0.29)	$(0.18)	$(0.47)	$12.67	7.38%	$75,908	0.72%	1.90%	155%
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72	1.49	226
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)	140,303	0.71	1.37	222
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70	1.25	69
01/31/16	11.03	0.11	(0.25)	(0.14)	—	(0.05)	(0.05)	10.84	(1.28)	224,593	0.69	0.99	99

Global Bond Portfolio — Class 2
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87	1.77	155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87	1.34	226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86	1.19	222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85	1.12	69
01/31/16	10.95	0.09	(0.25)	(0.16)	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84	0.85	99

Global Bond Portfolio — Class 3
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97	1.63	155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97	1.24	226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96	1.10	222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95	1.01	69
01/31/16	10.86	0.08	(0.24)	(0.16)	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94	0.75	99

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

373

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/12	$5.78	$0.43	$(0.19)	$0.24	$(0.50)	$—	$(0.50)	$5.52	4.85%	$101,784	0.72%		7.51%		79%
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49	121,315	0.69		7.03		108
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83	222,289	0.66		6.29		85
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99	288,427	0.65		5.82		71
01/31/16	5.79	0.35	(0.72)	(0.37)	(0.31)	—	(0.31)	5.11	(6.69)	307,191	0.64		6.13		78

High-Yield Bond Portfolio — Class 2
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85	18,941	0.87		7.37		79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32	18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66	16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81	12,841	0.80		5.68		71
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	(0.30)	5.10	(6.89)	10,267	0.79		5.97		78

High-Yield Bond Portfolio — Class 3
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80	169,295	0.97		7.21		79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13	201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43	197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73	190,077	0.90		5.57		71
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	(0.30)	5.08	(6.82)	191,653	0.89		5.88		78

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96	130,310	0.66		2.57		147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98	240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)	548,331	0.65		1.43		227
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43	852,919	0.64	(1)	1.56	(1)	305
01/31/16	9.20	0.16	(0.23)	(0.07)	(0.11)	(0.22)	(0.33)	8.80	(0.78)	1,065,054	0.54	(1)	1.76	(1)	65

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72	22,925	0.81		2.42		147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86	24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)	18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37	15,129	0.79	(1)	1.49	(1)	305
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	(1)	1.57	(1)	65

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65	753,735	0.91		2.33		147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84	948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)	1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23	1,004,578	0.89	(1)	1.36	(1)	305
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	(1)	1.49	(1)	65

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/15	1/16	1/15	1/16
SA JPMorgan MFS Core Bond Class 1	0.64%	0.64%	1.56%	1.67%
SA JPMorgan MFS Core Bond Class 2	0.79	0.79	1.49	1.48
SA JPMorgan MFS Core Bond Class 3	0.89	0.89	1.36	1.40

See Notes to Financial Statements

374

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Balanced Portfolio — Class 1
01/31/12	$14.55	$0.24	$0.50	$0.74	$(0.27)	$—	$(0.27)	$15.02	5.21%	$85,104	0.83%	1.61%	127%
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81	1.79	105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78	1.47	106
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73	1.71	68
01/31/16	20.58	0.30	(0.72)	(0.42)	(0.37)	(1.58)	(1.95)	18.21	(2.29)	77,857	0.73	1.46	82
Balanced Portfolio — Class 2
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98	1.47	127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96	1.64	105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	1.32	106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88	1.57	68
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88	1.32	82
Balanced Portfolio — Class 3
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08	1.36	127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06	1.52	105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	1.21	106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98	1.47	68
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98	1.21	82

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

375

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
SA MFS Total Return Portfolio# — Class 1
01/31/12	$14.81	$0.37	$0.12	$0.49	$(0.41)	$—	$(0.41)	$14.89	3.48%	$277,370	0.71%	2.46%	18%
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71	2.29	23
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70	2.00	44
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69	2.21	31
01/31/16	19.07	0.40	(0.64)	(0.24)	(0.48)	—	(0.48)	18.35	(1.31)	197,724	0.69	2.05	38
SA MFS Total Return Portfolio# — Class 2
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86	2.31	18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86	2.14	23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	1.85	44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84	2.06	31
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	(0.45)	18.35	(1.44)	31,255	0.84	1.90	38
SA MFS Total Return Portfolio# — Class 3
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96	2.21	18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96	2.04	23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	1.75	44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94	1.95	31
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	(0.43)	18.31	(1.54)	296,540	0.94	1.80	38

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
SA MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

376

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%	$21,444	0.55	%(1)†	(0.34	)%(1)†	0%
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32	2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07	5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87	9,425,867	0.48		0.86		13
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22	289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22	2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55	4,943,613	0.50		0.82		8
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	10.19	1.90	12,290	1.16	(1)†	(0.15	)(1)†	0

SA Schroders VCP Global Allocation Value Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	10.15	1.50	12,374	1.15	(1)†	(0.73	)(1)†	0

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income (Loss)
	1/12		1/13		1/14	1/15	1/16		1/12		1/13		1/14	1/15	1/16
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%	—%	—%		(9.97	)%†	1.42%		—%	—%	—%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.52	—	—		—		1.88	†	1.13	—	—
SA BlackRock VCP Global Multi Asset Class 3	—		—		—	—	12.00	†	—		—		—	—	(10.99	)†
SA Schroders VCP Global Allocation Class 3	—		—		—	—	12.10	†	—		—		—	—	(11.68	)†

See Notes to Financial Statements

377

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 01/31/16	$10.00	$(0.00)	$0.08	$0.08	$—	$—	$—	$10.08	0.80%	$13,572	1.15	%†	(0.09	)%†	1%

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89	73,541	1.16	†	(0.62	)†	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46	222,442	1.16		(0.49)		55
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16		(0.42)		66

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89 (3)	76,672	1.23	†	0.54	†	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74	237,408	1.23	(2)	0.89	(2)	114
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	(0.02)	10.87	(4.56)	718,952	1.23	(2)	0.74	(2)	135

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/14		1/15		1/16		1/14		1/15	1/16
SA T. Rowe Price VCP Balanced Class 3	—%		—%		15.65	%†	—%		—%	(14.58	)%†
VCP Total Return BalancedSM Class 3	1.63	†	1.22		1.16		(1.09	)†	(0.54)	(0.42)
VCPSM Value Class 3	1.71	†	1.27	(2)	1.20	(2)	0.06	†	0.86 (2)	0.76	(2)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16
VCPSM Value Class 3	0.00%	0.00%
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

378

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/12	$10.88	$0.37	$0.15	$0.52	$(0.27)	$—	$(0.27)	$11.13	4.87%	$22,471	1.17	(2)%	3.25	(2)%	51%
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25	22,331	1.16	(2)	2.78	(2)	52
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25	22,341	1.08	(2)	2.76	(2)	45
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41	22,214	0.95	(2)	2.59	(2)	43
01/31/16	15.37	0.29	(1.89)	(1.60)	(0.74)	—	(0.74)	13.03	(10.75)	16,326	1.00	(2)	1.94	(2)	44

Telecom Utility Portfolio — Class 2
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64	3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08	2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06	2,418	1.23	(2)	2.63	(2)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28	2,481	1.10	(2)	2.44	(2)	43
01/31/16	15.39	0.27	(1.90)	(1.63)	(0.71)	—	(0.71)	13.05	(10.90)	1,856	1.15	(2)	1.79	(2)	44

Telecom Utility Portfolio — Class 3
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55	20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93	24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97	26,653	1.32	(2)	2.49	(2)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10	30,289	1.20	(2)	2.28	(2)	43
01/31/16	15.32	0.25	(1.88)	(1.63)	(0.70)	—	(0.70)	12.99	(10.97)	25,185	1.25	(2)	1.69	(2)	44

Equity Index Portfolio — Class 1
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66	18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68 (3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72	715,800	0.47	(1)	1.46	(1)	58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62	1,174,316	0.44	(1)	1.50	(1)	38
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38	(1)	1.68	(1)	23

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/12	1/13	1/14	1/15	1/16	1/12	1/13	1/14	1/15	1/16
Equity Index Class 1	1.06%	0.58%	0.45%	0.45%	0.44%	1.01%	1.67%	1.48%	1.54%	1.62%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Telecom Utility Class 1	0.00%	0.00%	0.01%	0.01%	0.01%
Telecom Utility Class 2	0.00	0.00	0.01	0.01	0.01
Telecom Utility Class 3	0.00	0.00	0.01	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

379

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/12	$19.86	$0.53	$1.60	$2.13	$(0.20)	$—	$(0.20)	$21.79	10.83%	$180,705	0.73	(1)%	2.51	(1)%	49%
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31	263,339	0.69	(1)	2.74	(1)	34
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08	472,564	0.64	(1)	2.08	(1)	28
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94	727,505	0.60	(1)	2.20	(1)	20
01/31/16	31.27	0.68	(1.48)	(0.80)	(0.57)	(1.22)	(1.79)	28.68	(2.69)	764,330	0.58	(1)	2.19	(1)	23

Growth-Income Portfolio — Class 2
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69	11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13	11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89	12,292	0.79	(1)	1.98	(1)	28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78	11,573	0.75	(1)	2.06	(1)	20
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73	(1)	2.06	(1)	23

Growth-Income Portfolio — Class 3
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54	67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01	107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78	164,406	0.89	(1)	1.85	(1)	28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65	201,697	0.85	(1)	1.96	(1)	20
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83	(1)	1.95	(1)	23

Equity Opportunities Portfolio — Class 1
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28	48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87 (2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33	110,533	0.86		0.69		61
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74	170,420	0.82		0.81		54
01/31/16	18.55	0.20	0.03	0.23	(0.12)	(0.86)	(0.98)	17.80	1.05	225,320	0.80		1.08		52

Equity Opportunities Portfolio — Class 2
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18	6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69 (2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13	6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55	5,759	0.97		0.66		54
01/31/16	18.52	0.18	0.02	0.20	(0.08)	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52

Equity Opportunities Portfolio — Class 3
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07	29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55 (2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07	61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42	79,979	1.07		0.56		54
01/31/16	18.48	0.16	0.02	0.18	(0.07)	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

380

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio# — Class 1
01/31/12	$23.52	$0.23	$(0.53)	$(0.30)	$(0.31)	$—	$(0.31)	$22.91	(1.16)%	$552,275	0.78	(1)%	1.01	(1)%	13%
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31	539,107	0.78	(1)	1.41	(1)	13
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28
01/31/16	26.57	0.26	(0.41)	(0.15)	(0.14)	(4.41)	(4.55)	21.87	(1.55)	666,660	0.74	(1)(2)	0.98	(1)(2)	126

SA Legg Mason BW Large Cap Value Portfolio# — Class 2
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)	75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28
01/31/16	26.55	0.22	(0.40)	(0.18)	(0.10)	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	(1)(2)	0.82	(1)(2)	126

SA Legg Mason BW Large Cap Value Portfolio# — Class 3
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)	607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28
01/31/16	26.46	0.19	(0.39)	(0.20)	(0.07)	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	(1)(2)	0.72	(1)(2)	126

“Dogs” of Wall Street Portfolio — Class 1
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15	30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46
01/31/16	12.98	0.31	(0.00)	0.31	(0.26)	(0.91)	(1.17)	12.12	2.38	183,901	0.64		2.43		68

“Dogs” of Wall Street Portfolio — Class 2
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01	7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68

“Dogs” of Wall Street Portfolio — Class 3
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95	41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46
01/31/16	12.89	0.28	0.01	0.29	(0.23)	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	01/16(1)	01/16(1)
SA Legg Mason BW Large Cap Value Class 1	0.76%	0.96%
SA Legg Mason BW Large Cap Value Class 2	0.91	0.80
SA Legg Mason BW Large Cap Value Class 3	1.01	0.70

See Notes to Financial Statements

381

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio# — Class 1
01/31/12	$23.62	$0.11	$0.64	$0.75	$(0.12)	$—	$(0.12)	$24.25	3.21%	$225,882	0.69%	0.48%	94%
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69	0.29	92
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67	0.04	63
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	0.20	67
01/31/16	40.14	0.09	2.11	2.20	(0.06)	(4.31)	(4.37)	37.97	5.24	352,893	0.65	0.21	65

SA AB Growth Portfolio# — Class 2
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84	0.33	94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84	0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	0.06	67
01/31/16	40.01	0.03	2.09	2.12	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	0.07	65

SA AB Growth Portfolio# — Class 3
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94	0.23	94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94	0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(0.04)	67
01/31/16	39.78	(0.01)	2.09	2.08	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(0.03)	65

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
SA AB Growth Class 1	0.00%	0.01%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.01	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

382

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/12	$8.72	$0.03	$0.20	$0.23	$—	$—	$—	$8.95	2.64%	$8,122	1.00%		0.39%		26%
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00		0.71		30
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24		82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22	(2)	112
01/31/16	13.03	0.05	0.20	0.25	(0.01)	(0.57)	(0.58)	12.70	1.75	91,155	0.81	(2)	0.39	(2)	51

Capital Growth Portfolio — Class 2
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23		26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58		30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10		82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13	(2)	112
01/31/16	12.86	0.04	0.20	0.24	—	(0.57)	(0.57)	12.53	1.70	1,653	0.96	(2)	0.27	(2)	51

Capital Growth Portfolio — Class 3
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14		26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48		30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)		82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03	(2)	112
01/31/16	12.76	0.02	0.20	0.22	—	(0.57)	(0.57)	12.41	1.55	44,729	1.06	(2)	0.17	(2)	51

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/12	1/13	1/14	1/15(2)	1/16(2)	1/12	1/13	1/14	1/15(2)	1/16(2)
Capital Growth Class 1	1.05%	1.06%	1.07%	0.99%	0.95%	0.34%	0.65%	0.14%	0.08%	0.25%
Capital Growth Class 2	1.20	1.20	1.22	1.17	1.11	0.18	0.52	(0.00)	(0.01)	0.13
Capital Growth Class 3	1.30	1.31	1.32	1.27	1.21	0.09	0.42	(0.11)	(0.11)	0.03

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16
Capital Growth Class 1	0.01%	0.01%
Capital Growth Class 2	0.00	0.01
Capital Growth Class 3	0.00	0.01

See Notes to Financial Statements

383

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio# — Class 1
01/31/12	$14.25	$0.15	$0.00	$0.15	$(0.10)	$—	$(0.10)	$14.30	1.10%	$60,799	0.78%		1.06%		23%
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90		22
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72		0.92		18
01/31/16	21.00	0.18	(0.18)	0.00	(0.19)	(1.07)	(1.26)	19.74	(0.23)	644,192	0.71		0.83		23

SA MFS Massachusetts Investors Trust Portfolio# — Class 2
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81		22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87		0.79		18
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86		0.68		23

SA MFS Massachusetts Investors Trust Portfolio# — Class 3
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70		22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97		0.68		18
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96		0.58		23

Fundamental Growth Portfolio — Class 1
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)		105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88		(0.22)		85
01/31/16	26.27	(0.06)	(0.77)	(0.83)	—	(4.73)	(4.73)	20.71	(3.60)	114,064	0.88		(0.23)		131

Fundamental Growth Portfolio — Class 2
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)		105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04		(0.37)		85
01/31/16	25.90	(0.09)	(0.77)	(0.86)	—	(4.73)	(4.73)	20.31	(3.78)	2,455	1.03		(0.38)		131

Fundamental Growth Portfolio — Class 3
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)		105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14		(0.47)		85
01/31/16	25.62	(0.11)	(0.76)	(0.87)	—	(4.73)	(4.73)	20.02	(3.86)	64,213	1.13		(0.47)		131

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.02	0.01	0.01	0.01	0.01
Fundamental Growth Class 2	0.02	0.01	0.01	0.01	0.01
Fundamental Growth Class 3	0.02	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/12(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.94%	(0.11)%
Fundamental Growth Portfolio Class 2	1.09	(0.26)
Fundamental Growth Portfolio Class 3	1.19	(0.36)

See Notes to Financial Statements

384

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/12	$7.42	$0.01	$(0.07)	$(0.06)	$(0.02)	$—	$(0.02)	$7.34	(0.84)%	$11,410	0.85	(1)(2)%	0.16	(1)(2)%	201%
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54	9,520	0.85	(1)(2)	0.38	(1)(2)	322
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44
01/31/16	9.94	0.07	(0.08)	(0.01)	(0.04)	(0.18)	(0.22)	9.71	(0.18)	364,443	0.72		0.64		48

Blue Chip Growth Portfolio — Class 2
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)	3,959	1.00	(1)(2)	0.02	(1)(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	(0.18)	(0.21)	9.67	(0.33)	3,407	0.87		0.50		48

Blue Chip Growth Portfolio — Class 3
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)	70,389	1.10	(1)(2)	(0.09	)(1)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	(0.18)	(0.20)	9.62	(0.40)	102,594	0.97		0.40		48

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/12(2)	1/13(2)	1/14	1/12(2)	1/13(2)	1/14
Blue Chip Growth Class 1	0.89%	0.84%	0.82%	0.13%	0.39%	0.37%
Blue Chip Growth Class 2	1.04	0.99	0.97	(0.02)	0.25	0.22
Blue Chip Growth Class 3	1.14	1.09	1.07	(0.12)	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13
Blue Chip Growth Class 1	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.01
Blue Chip Growth Class 3	0.01	0.01

See Notes to Financial Statements

385

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/12	$12.12	$0.16	$1.19	$1.35	$(0.12)	$—	$(0.12)	$13.35	11.34%	$44,665	0.83%		1.28%		83%
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37	83,507	0.82		1.33		43
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75

Real Estate Portfolio — Class 2
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17	10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75

Real Estate Portfolio — Class 3
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10	266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75

Small Company Value Portfolio — Class 1
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76	4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22
01/31/16	23.45	0.14	(1.56)	(1.42)	(0.08)	(1.72)	(1.80)	20.23	(6.66)	235,150	0.99		0.60		41

Small Company Value Portfolio — Class 3
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53	229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16
Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01

See Notes to Financial Statements

386

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/12	$11.47	$(0.02)	$0.11	$0.09	$—	$—	$—	$11.56	0.78%	$48,368	0.86%		(0.16)%		79%
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53
01/31/16	17.61	(0.05)	(1.00)	(1.05)	—	(1.42)	(1.42)	15.14	(6.88)	223,093	0.80		(0.29)		58

Mid-Cap Growth Portfolio — Class 2
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58

Mid-Cap Growth Portfolio — Class 3
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58

Aggressive Growth Portfolio — Class 1
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81		(0.37)		80
01/31/16	15.97	(0.07)	(1.38)	(1.45)	—	—	—	14.52	(9.08)	105,081	0.80		(0.45)		89

Aggressive Growth Portfolio — Class 2
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96		(0.54)		80
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	14.33	(9.19)	2,918	0.95		(0.60)		89

Aggressive Growth Portfolio — Class 3
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06		(0.63)		80
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	14.17	(9.28)	24,872	1.04		(0.69)		89

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Mid-Cap Growth Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
Mid-Cap Growth Class 2	0.01	0.01	0.01	0.00	0.00
Mid-Cap Growth Class 3	0.01	0.01	0.01	0.00	0.00
Aggressive Growth Class 1	0.01	0.01	0.01	0.01	0.01
Aggressive Growth Class 2	0.01	0.01	0.01	0.01	0.01
Aggressive Growth Class 3	0.01	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

387

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/12	$7.27	$(0.03)	$0.24	$0.21	$—	$—	$—	$7.48	2.89%	$14,957	0.85%	(0.47)%	99%
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83	(0.26)	92
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(0.41)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(0.44)	82
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(0.44)	60

Growth Opportunities Portfolio — Class 2
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00	(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98	(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(0.55)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(0.58)	82
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(0.58)	60

Growth Opportunities Portfolio — Class 3
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10	(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08	(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(0.65)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(0.68)	82
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(0.68)	60

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Growth Opportunities Class 1	0.03%	0.01%	0.01%	0.01%	0.01%
Growth Opportunities Class 2	0.03	0.01	0.01	0.01	0.01
Growth Opportunities Class 3	0.03	0.01	0.01	0.01	0.01

See Notes to Financial Statements

388

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA Marsico Focused Growth Portfolio# — Class 1
01/31/12	$9.27	$0.03	$0.27	$0.30	$(0.03)	$—	$(0.03)	$9.54	3.26%	$17,511	0.96%	0.34%	88%
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94	0.50	92
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92	0.03	92
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89	(0.02)	64
01/31/16	13.03	(0.03)	(0.64)	(0.67)	—	(0.62)	(0.62)	11.74	(5.29)	114,577	0.90	(0.24)	70

SA Marsico Focused Growth Portfolio# — Class 2
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11	0.18	88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10	0.33	92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07	(0.06)	92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05	(0.17)	64
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05	(0.41)	70

SA Marsico Focused Growth Portfolio# — Class 3
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21	0.11	88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20	0.24	92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17	(0.18)	92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15	(0.27)	64
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15	(0.51)	70

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
#	See Note 1
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
SA Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

389

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Technology Portfolio Class 1
01/31/12	$2.95	$(0.01)	$0.06	$0.05	$—	$—	$—	$3.00	1.69%		$11,606	1.14%	(0.49)%	86%
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67		10,089	1.18	(0.43)	96
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16	(0.43)	88
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12	(0.40)	88
01/31/16	4.55	(0.01)	0.09	0.08	—	—	—	4.63	1.76		10,516	1.08	(0.20)	59

Technology Portfolio Class 2
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72		3,471	1.29	(0.64)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33	(0.58)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31	(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27	(0.54)	88
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	4.54	1.57		3,258	1.23	(0.35)	59

Technology Portfolio Class 3
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38		25,090	1.39	(0.76)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43	(0.69)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41	(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38	(0.65)	88
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	4.48	1.59		36,051	1.33	(0.45)	59

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/12(2)	1/13(2)	1/14(2)	1/15(2)	1/16(2)	1/12(2)	1/13(2)	1/14(2)	1/15(2)	1/16(2)
Technology Class 1	1.24%	1.28%	1.26%	1.22%	1.18%	(0.59)%	(0.53)%	(0.53)%	(0.50)%	(0.30)%
Technology Class 2	1.39	1.43	1.41	1.37	1.33	(0.74)	(0.68)	(0.68)	(0.64)	(0.45)
Technology Class 3	1.49	1.53	1.51	1.48	1.43	(0.86)	(0.79)	(0.79)	(0.75)	(0.55)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Technology Class 1	0.03%	0.02%	0.02%	0.03%	0.03%
Technology Class 2	0.03	0.02	0.02	0.03	0.03
Technology Class 3	0.03	0.02	0.02	0.03	0.03
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

390

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96		0.59		51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95		0.53		45
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95		0.37		44

Small & Mid Cap Value Portfolio Class 2
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11		0.42		51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10		0.42		45
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10		0.22		44

Small & Mid Cap Value Portfolio Class 3
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21		0.32		51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20		0.32		45
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20		0.12		44

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operation
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Small & Mid-Cap Value Class 1	0.00%	0.02%	0.02%	0.02%	0.01%
Small & Mid-Cap Value Class 2	0.03	0.02	0.02	0.02	0.01
Small & Mid-Cap Value Class 3	0.03	0.02	0.02	0.02	0.01

See Notes to Financial Statements

391

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/12	$9.36	$0.19	$(1.18)	$(0.99)	$(0.28)	$—	$(0.28)	$8.09	(10.48)%	$74,365	0.99	(1)(2)%	2.19	(1)(2)%	62%
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,665	0.96	(1)(2)	1.68	(1)(2)	46
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(1)(2)	2.97	(1)(2)	53
01/31/16	9.52	0.17	(0.71)	(0.54)	(0.26)	—	(0.26)	8.72	(5.91)	192,684	0.94	(1)(2)	1.78	(1)(2)	31

International Growth and Income Portfolio — Class 2
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)(2)	1.77	(1)(2)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(1)(2)	3.22	(1)(2)	53
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	(0.24)	8.75	(6.07)	5,928	1.08	(1)(2)	1.70	(1)(2)	31

International Growth and Income Portfolio — Class 3
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)(2)	1.73	(1)(2)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(1)(2)	3.10	(1)(2)	53
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	(0.23)	8.73	(6.18)	142,252	1.18	(1)(2)	1.59	(1)(2)	31

Global Equities Portfolio — Class 1
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86	(1)	1.03	(1)	107
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79	(1)	1.81	(1)	85
01/31/16	18.55	0.26	(1.33)	(1.07)	(0.28)	(0.04)	(0.32)	17.16	(5.89)	521,970	0.76	(1)	1.39	(1)	60

Global Equities Portfolio — Class 2
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02	(1)	1.07	(1)	107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94	(1)	1.79	(1)	85
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91	(1)	1.28	(1)	60

Global Equities Portfolio — Class 3
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12	(1)	0.93	(1)	107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04	(1)	1.66	(1)	85
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01	(1)	1.17	(1)	60

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00
Global Equities Class 1	0.00	0.00	0.00	0.00	0.00
Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
Global Equities Class 3	0.00	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/12(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/12(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)
International Growth and Income Class 1	1.04%	1.05%	1.01%	0.98%	0.99%	2.14%	2.16%	1.63%	2.92%	1.73%
International Growth and Income Class 2	1.19	1.20	1.16	1.13	1.13	1.99	2.15	1.72	3.17	1.65
International Growth and Income Class 3	1.29	1.30	1.27	1.23	1.23	1.85	2.02	1.68	3.05	1.54

See Notes to Financial Statements

392

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/12	$9.22	$0.15	$(1.24)	$(1.09)	$(0.19)	$—	$(0.19)	$7.94	(11.75)%	$57,487	1.01%		1.81%		33%
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(1)	2.31	(1)	99
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	(0.20)	8.77	(5.81)	240,105	0.90	(1)	1.30	(1)	27

International Diversified Equities Portfolio Class 2
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(1)	2.20	(1)	99
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	(0.18)	8.73	(5.91)	12,593	1.06	(1)	1.68	(1)	27

International Diversified Equities Portfolio Class 3
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(1)	2.07	(1)	99
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	(0.17)	8.71	(6.01)	145,583	1.16	(1)	1.55	(1)	27

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/15	1/16
International Diversified Equities Portfolio Class 1	0.00%	0.01%
International Diversified Equities Portfolio Class 2	0.00	0.01
International Diversified Equities Portfolio Class 3	0.00	0.01

See Notes to Financial Statements

393

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/12	$9.29	$0.07	$(1.56)	$(1.49)	$(0.05)	$—	$(0.05)	$7.75	(16.00)%	$75,045	1.33%		0.80%		96%
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	(2)	1.65	(2)	51
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	(2)	1.92	(2)	54
01/31/16	7.32	0.12	(1.55)	(1.43)	(0.12)	—	(0.12)	5.77	(19.68)	237,213	1.13	(2)	1.79	(2)	59

Emerging Markets Portfolio Class 2
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	(2)	1.53	(2)	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	(2)	1.78	(2)	54
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	(0.11)	5.74	(19.70)	3,553	1.28	(2)	1.56	(2)	59

Emerging Markets Portfolio Class 3
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	(2)	1.43	(2)	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	(2)	1.70	(2)	54
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	(0.11)	5.69	(19.91)	129,174	1.38	(2)	1.47	(2)	59

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Emerging Markets Class 1	0.03%	0.04%	0.00%	0.00%	0.00%
Emerging Markets Class 2	0.03	0.04	0.00	0.00	0.00
Emerging Markets Class 3	0.03	0.04	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived fees and assumed expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/16(1)	1/13(1)	1/14(1)	1/15(1)	1/16(1)
Emerging Markets Class 1	1.29%	1.29%	1.20%	1.22%	0.95%	1.56%	1.83%	1.70%
Emerging Markets Class 2	1.44	1.44	1.35	1.37	0.93	1.44	1.69	1.48
Emerging Markets Class 3	1.54	1.54	1.45	1.47	0.75	1.33	1.61	1.39

See Notes to Financial Statements

394

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%†	1.09	%†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88		1.61		16
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87		1.28		17
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83		2.20		8
01/31/16	15.68	0.27	(1.95)	(1.68)	(0.35)	—	(0.35)	13.65	(11.01)	613,167	0.83		1.73		18

Foreign Value Portfolio Class 2
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06		2.67		12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04		2.53		16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02		1.60		17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98		2.79		8
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	(0.32)	13.64	(11.13)	14,146	0.98		1.69		18

Foreign Value Portfolio Class 3
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16		2.47		12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14		2.37		16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12		1.49		17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08		2.59		8
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	(0.30)	13.60	(11.29)	506,615	1.08		1.56		18

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/12	1/13	1/14	1/15	1/16
Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

395

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, SA JPMorgan MFS Core Bond Portfolio, Balanced Portfolio, SA MFS Total Return Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Total Return BalancedSM Portfolio, VCPSM Value Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, SA Legg Mason BW Large Cap Value Portfolio, “Dogs’’ of Wall Street Portfolio, SA AB Growth Portfolio, Capital Growth Portfolio, SA MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, SA Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, Foreign Value Portfolio, SA BlackRock VCP Global Multi Asset Portfolio, SA T. Rowe Price VCP Balanced Portfolio, and SA Schroders VCP Global Allocation Portfolio (thirty-eight of the portfolios of SunAmerica Series Trust, the “Trust”) at January 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

March 30, 2016

396

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited)

At a meeting held on October 13, 2015, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AllianceBernstein”), BofA Advisors, LLC (“BofA Advisors”), The Boston Company Asset Management, LLC (“TBCAM”), Brandywine Global Investment Management, LLC (“Brandywine”), Capital Research & Management Company (“Capital Research”), Columbia Management Advisers, LLC (“Columbia”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM-International”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Pyramis Global Advisors, LLC (“Pyramis”), Templeton Investment Counsel, LLC (“Templeton”), and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and

397

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services. In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

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January 31, 2016 (unaudited) — (continued)

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Lipper, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three-, and five-year periods ended June 30, 2015 from Lipper and performance information as of June 30, 2015 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to the Portfolio but that it promotes greater performance consistency within the Portfolio’s investment objective/strategy.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•	Aggressive Growth Portfolio (subadvised by Wells Capital). The Board considered that actual management fees and actual total expenses were below the medians of its Expense Group.

The Board further noted that the Portfolio outperformed its benchmark index for the one-year period but was below that index for the three- and five-year periods. The Board considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	SA AB Growth Portfolio (subadvised by AllianceBernstein). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	Balanced Portfolio (subadvised by JP Morgan). The Board considered that actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods. The Board concluded that performance was satisfactory. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

Blue Chip Growth Portfolio (subadvised by MFS).    The Board considered that actual management fees and total expenses were below the medians of its Expense Group. The Board considered that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio outperformed its benchmark index for the one-year period. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period (but above the median for the broader Performance Universe for that period). The Board took into account management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as sub-adviser on October 1, 2013, and concluded that performance was satisfactory in light of all the factors considered.

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January 31, 2016 (unaudited) — (continued)

•

Capital Growth Portfolio (subadvised by TBCAM).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to limit the advisory fee to 0.73% (0.16% below the contractual fee).

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance, including the fact that TBCAM had taken over as sub-adviser on May 1, 2014, and concluded that performance was satisfactory in light of all the factors considered.

•

Cash Management Portfolio (subadvised by BofA Advisors).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered that the voluntary expense limitations of 0.45%, 0.60% and 0.70% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio performed above its benchmark index of the one-month T-Bill before deducting fees for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board noted that the Portfolio is not directly comparable to other money market funds because it does not seek to maintain a stable net asset value (“NAV”). The Board took into account management’s discussion of the Portfolio’s recent performance and concluded that the Portfolio’s performance was being addressed.

•	Corporate Bond Portfolio (subadvised by Federated). The Board noted that actual management fees and total expenses were above the medians of its Expense Group.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods. The Board concluded performance was satisfactory.

•	“Dogs” of Wall Street Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the three-year period and outperformed its that index for the one-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one- and three-year periods and above for the five-year period. The Board concluded that performance was satisfactory.

•

Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AllianceBernstein).    The Board noted that actual management fees were above the median of its Expense Group. The Board also noted that total expenses were below the median of its Expense Group.

The Board considered that performance was above the median of its Performance Group for the one-year period and period since inception. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AllianceBernstein).    The Board noted that actual management fees were above the median of its Expense Group. The Board also noted that total expenses were below the median of its Expense Group.

The Board considered that performance was below the median of its Performance Group for the one-year period but above the median for the period since inception. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Emerging Markets Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

The Board considered that the Portfolio performed below its benchmark index for the one-year period. The Board further considered that the Portfolio performed below the median of its Performance Group for the three- and five-year periods, but above the median for the one-year period. The Board took into account management’s discussion of the Portfolio’s recent performance, including that JP Morgan had taken over as sub-adviser effective January 2013 and concluded performance was being addressed.

•

Equity Index Portfolio (advised by SAAMCo).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees, and an additional agreed management fee waiver.

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January 31, 2016 (unaudited) — (continued)

The Board noted that the Portfolio performed below its benchmark index for the three- and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods. The Board also considered management’s discussion of the Portfolio’s relative performance, as well as its investment goal, and the narrower performance range from medians as well as improved relative performance from the additional fee waiver, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Equity Opportunities Portfolio (subadvised by OppenheimerFunds).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed under its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance and signs of improved performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Foreign Value Portfolio (subadvised by Templeton). The Board considered that actual management fees and total expenses were below the medians its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods but below for the five-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the same periods. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•

Fundamental Growth Portfolio (subadvised by Wells Capital).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed under its benchmark index for the one-, three- and five-year periods and performed below its Benchmark index for the three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three and five-year periods. The Board took account of management’s discussion regarding performance and concluded that performance was being addressed.

•	Global Bond Portfolio (subadvised by GSAM-International). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-year period and performed above its benchmark index for the three- and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and its varied Performance Group and concluded that the Portfolio’s performance was being addressed.

•	Global Equities Portfolio (subadvised by JP Morgan). The Board noted that actual management fees and total expenses were below or at the medians of its Expense Group.

The Board noted that the Portfolio performed above its benchmark index for the one-year and three-year periods and performed below that index for the five-year period. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and performed slightly below the median of its Performance Group for the three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that performance was satisfactory in light of all the factors considered.

•	Growth-Income Portfolio (subadvised by JP Morgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period but not for the three-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all the factors considered.

•	Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-year and three-year periods and underperformed that index for the five-year period. The Board also considered that the Portfolio performed above the medians of

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January 31, 2016 (unaudited) — (continued)

its Performance Group for the one- and three-year periods and slightly below for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees and total expenses were below the median of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the three- and five-year periods but below the index for the one-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods but below the Performance Group for the one-year period. The Board concluded that performance was satisfactory in light of all the factors considered.

•

International Diversified Equities Portfolio (subadvised by Morgan Stanley).    The Board noted that actual management fees were above the median of its Expense Group but contractual management fees were below the median of its Expense Group. The Board also noted that total expenses were below the median of its Expense Group.

The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-year and three-year periods and below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at Morgan Stanley had taken over as subadviser in October 2014, with management closely monitoring the Portfolio. The Board concluded that performance was being addressed.

•

International Growth and Income Portfolio (subadvised by Putnam).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SAAMCo and Putnam each agreed to waive 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed below its benchmark index for the three-year period but above that index for the one-and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one- and three-year periods, and below the median for the five-year period. The Board concluded that performance was satisfactory in light of all the factors considered.

•	Mid-Cap Growth Portfolio (subadvised by JP Morgan). The Board considered that actual management fees and total expenses were at or below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

•	Real Estate Portfolio (subadvised by Pyramis). The Board noted that actual management fees were above the median of its Expense Group and total expenses were below the median of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-year period. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods. The Board took account of management’s discussion that Pyramis had taken over as subadviser effective October 1, 2013, and concluded that the Portfolio’s performance was being addressed.

•	SA AB Growth Portfolio (subadvised by AllianceBernstein). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

SA JP Morgan MFS Core Bond Portfolio (subadvised by JP Morgan and MFS).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board also noted that management agreed to an advisory fee waiver of 0.10% earlier in the year.

The Board considered that the Portfolio had experienced past underperformance for various periods and that JP Morgan and MFS took over management of the Portfolio in early 2015 when the Portfolio’s name was changed. The Board took account of management’s discussion of the Portfolio’s performance and, because of the recent change of subadvisers, concluded that performance was being addressed.

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January 31, 2016 (unaudited) — (continued)

•	SA Legg Mason BW Large Cap Value Portfolio (subadvised by Brandywine). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took into account management’s discussion of the Portfolio’s performance and noted the recent change of subadviser. The Board concluded performance was being addressed

•

SA Marsico Focused Growth Portfolio (subadvised by Marsico).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that an additional voluntary fee waiver would bring the contractual management fee to a median level.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one- and three-year periods and slightly above the median for the three-year period. The Board considered management’s discussion of the Portfolio’s recent performance, including management’s monitoring efforts, and concluded that performance was being addressed.

•

SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).    The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one- and five-year periods and above that index for the three-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods but below the median for the five-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	SA MFS Total Return Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the three-year periods but fell below that index for the one- and five-year periods. The Board also considered that the Portfolio performed slightly below the median of its Performance Group for the one-year period and slightly above or at the median for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Small Company Value Portfolio (subadvised by Franklin). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the three- and five-year periods but not for the one-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods but below the median for the one-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

•	Small & Mid Cap Value Portfolio (subadvised by AllianceBernstein). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods. The Board considered management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all of the factors considered.

•

Technology Portfolio (subadvised by Columbia).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board also noted that SAAMCo has been voluntarily waiving 0.10% of its advisory fee.

The Board noted that the Portfolio performed above its benchmark index for the one-, three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all of the factors considered.

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SUNAMERICA SERIES TRUST

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January 31, 2016 (unaudited) — (continued)

•

Telecom Utility Portfolio (subadvised by MFS).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses. The Board also considered the small size of the Portfolio relative to its peers.

The Board considered that the Portfolio outperformed its benchmark index for the three- and five-year periods but underperformed that index for the one-year period. The Board also considered that the Portfolio performed below the median of its Performance Group for the one- and three-year periods but above the median for the five-year period. The Board concluded performance was satisfactory in light of all factors considered.

•

VCP Total Return BalancedSM Portfolio (subadvised by PIMCO).    The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 1.16% on Class 3 shares. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed at or above the median of its Performance Group for the one-year period and from the time since the Portfolio’s inception in 2014. The Board concluded that the Portfolio’s performance was satisfactory.

•

VCPSM Value Portfolio (subadvised by Invesco).    The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 1.225% on Class 3 shares. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed at or above the medians of its Performance Group for the one-year period and from the time of the Portfolio’s inception in 2014. The Board concluded that the Portfolio’s performance was satisfactory.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of SunAmerica Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments are made by SAAMCo and the Subadvisers from their own resources, which may include profits earned under the Advisory Agreement and Subadvisory Agreements, respectively.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contribute to AGL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York (U.S. Life) wherein

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January 31, 2016 (unaudited) — (continued)

SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Consideration of Business Interruptions.

In order to reduce the possibility that a disaster could interrupt the business continuity of the Trust and adversely affect the interests of its shareholders, and after consultation with fund counsel and counsel to the independent trustees, the Board concluded that it would be in the best interests of the shareholders to consider the re-approval of the Advisory Contracts for purposes of business continuity and disaster recovery management at its in-person meeting held on December 6, 2013. The Board reconsidered the materials presented at the September 27, 2013 meeting and management’s update on the Portfolios and noted that the information and materials considered at the September 27, 2013 meeting had not changed in any material respect.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

405

SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO

SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

SA T. ROWE PRICE VCP BALANCED PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited)

At a meeting held on October 13, 2015 (the “Meeting”), the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved for an initial two-year term the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the SA BlackRock VCP Global Multi Asset Portfolio (the “BlackRock VCP Portfolio”), the SA Schroders VCP Global Allocation Portfolio (the “Schroders VCP Portfolio”), and the SA T. Rowe Price VCP Balanced Portfolio (the “T. Rowe Price VCP Portfolio” and, together with the BlackRock VCP Portfolio and the Schroders VCP Portfolio, the “Portfolios”) and the Subadvisory Agreements between SAAMCo and each of the following subadvisers with respect to the applicable Portfolio: BlackRock Investment Management, LLC (“BlackRock”); Schroder Investment Management North America Inc. (“Schroders”); and T. Rowe Price Associates, Inc. (“T. Rowe Price,” and collectively with BlackRock and Schroders, the “Subadvisers”). The Board also approved the Sub-Subadvisory Agreement between Schroders and Schroder Investment Management North America Ltd (“Schroders Ltd”) with respect to the Schroders VCP Portfolio. In connection with its approval of the Advisory Contracts, the Board also approved Expense Limitation Agreements between SAAMCo and the Trust with respect to each Portfolio, to be effective from each Portfolio’s inception through April 30, 2017 (each, an “Expense Limitation Agreement” and together, the “Expense Limitation Agreements”). The Subadvisory Agreements and the Sub-Subadvisory Agreement are referred to collectively herein as the “Subadvisory Agreements,” and the Advisory Agreement, Subadvisory Agreements and Expense Limitation Agreements are referred to collectively as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Portfolios in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services to be provided by SAAMCo, including a review of the potential performance of the Portfolios, and SAAMCo’s oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to be made to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Portfolios;

(4)	the expenses to be paid by each of the Portfolios, including their expected total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees to be paid by the Adviser to the Subadvisers for managing the Portfolios.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Portfolios might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee to be retained by the Adviser in light of the services to be provided by the Adviser and the Subadvisers. At the Meeting, in connection with the Board’s consideration of the renewal of the Advisory Agreement with respect to the Trust’s existing Portfolios (the “Trust Advisory Agreement”), the Board also reviewed extensive information from SAAMCo regarding its services provided to the Trust.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and each of the Subadvisers in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding each Portfolio’s proposed advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they will manage.

406

SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO

SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

SA T. ROWE PRICE VCP BALANCED PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo to the Trust and to be provided by SAAMCo and each of the Subadvisers to the Portfolios. In making its evaluation, the Board considered that SAAMCo will act as adviser for each Portfolio, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement investment policies and provide oversight with respect to the daily management of the Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees will compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers will be responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser will (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provide SAAMCo with records concerning their activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who will be responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

407

SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO

SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

SA T. ROWE PRICE VCP BALANCED PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ proposed fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable) and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees to be paid out by SAAMCo and the amount of the management fees which it will retain and determined that these amounts were reasonable in light of the services to be performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Lipper, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” that represent those peer groups of funds used to compare expenses.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers would be providing services at a cost that was competitive with other similar funds. The performance information was provided by management and the Subadvisers and included simulated performance information based on the asset class targets for each Portfolio and, where applicable, actual performance information with respect to comparable funds managed by the Subadvisers, as described in further detail below. On a quarterly basis, the Board will monitor and review various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group and each Subadviser’s performance within a Portfolio. The Board considered that management will make particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ proposed fees and expenses and potential performance, the Board considered information, including but not limited to the following expense and performance information provided by Lipper, management and the Subadvisers in making its determinations.

•

BlackRock VCP Portfolio (to be subadvised by BlackRock).    The Board considered that actual management fees and actual total expenses were above the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 1.16% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2017.

The Board further considered that a separate account composite managed by BlackRock (the “BlackRock Composite”) had outperformed its benchmark for the one-, three-, and five-year periods ending June 30, 2015. The Board noted that the BlackRock Composite was reviewed to demonstrate BlackRock’s history of managing multi-asset portfolios, but that the BlackRock Composite has a higher level of equity than the proposed Portfolio and does not include a volatility control strategy. The Board also considered a simulation of performance using the asset class targets for the Portfolio and noted that the simulation showed the Portfolio underperforming the benchmark for the one-, three-, five-, and ten-year trailing periods. The Board took into account management’s discussion of the Portfolio’s simulated performance, including that such performance does not reflect the actual value that BlackRock may add through its tactical asset allocation or security selection, but instead is an illustration of the volatility management process versus an index and acknowledged that actual results may differ. In light of all the factors considered, the Board determined that the potential performance for the Portfolio should be satisfactory.

•

Schroders VCP Portfolio (to be advised by Schroders).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 1.15% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2017.

408

SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO

SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

SA T. ROWE PRICE VCP BALANCED PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

The Board considered a simulation of performance using the asset class targets for the Portfolio and noted that the simulation showed the Portfolio outperforming the benchmark for the one-, three-, and ten-year periods ending June 30, 2015 and underperforming the benchmark for the five-year period ended the same date. The Board took into account management’s discussion of the Portfolio’s simulated performance, including that such performance does not reflect the actual value that Schroders may add through security selection and does not include tactical asset allocation prior to March 2012, but instead is an illustration of the volatility management process versus an index and acknowledged that actual results may differ. In light of all the factors considered, the Board determined that the potential performance for the Portfolio should be satisfactory.

•

T. Rowe Price VCP Portfolio (to be subadvised by T. Rowe Price).    The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 1.15% for the Portfolio’s Class 3 Shares for the period from the Portfolio’s inception through April 30, 2017.

The Board further considered that the T. Rowe Price Balanced Fund (the “T. Rowe Price Fund”), which has an investment strategy similar to that of the proposed Portfolio, had outperformed its benchmark for the one-, three-, five-, ten-, and fifteen-year periods ending June 30, 2015. The Board also considered a simulation of the Portfolio’s performance, which was based on the actual equity and fixed income returns from the T. Rowe Price Fund for 90 percent of assets, as the assets of the Portfolio are proposed to be allocated, and included the estimated effects of the volatility management process. The Board noted that this simulated performance showed the Portfolio underperforming the benchmark for the one-, three-, and five-year trailing periods and outperforming the benchmark for the ten-year trailing period. The Board took into account management’s discussion of the Portfolio’s simulated performance and acknowledged that actual results may differ. In light of all the factors considered, the Board determined that the potential performance for the Portfolio should be satisfactory.

The Board also noted that expense and performance information as a whole was useful in assessing whether the Subadvisers would provide services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs to be incurred by SAAMCo in connection with rendering investment advisory services to the Portfolios should be inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits to be derived as a result of providing advisory services to the Portfolios should be minimal and not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments are made by SAAMCo and the Subadvisers from their own resources, which may include profits earned under the Advisory Agreement and Subadvisory Agreements, respectively.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

409

SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO

SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

SA T. ROWE PRICE VCP BALANCED PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

Profitability and Economies of Scale.

The Board noted that the information provided by management and the Subadvisers did not address economies of scale or the profitability of SAAMCO, the Subadvisers and their affiliates with respect to their relationship with the Portfolios, because the Portfolios have not yet commenced operations and the Advisory Contracts are not yet in effect. The Board noted that it had received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s existing Portfolios in connection with its consideration of the renewal of the Trust Advisory Agreement. The Board further noted that it had determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees to be paid pursuant to the Subadvisory Agreements will be paid by SAAMCo out of the advisory fees that it will receive under the Advisory Agreement, with the exception of the fees payable under the Sub-Subadvisory Agreement, which will be paid by Schroders. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SAAMCo reviews a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the projected profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Trust Advisory Agreement. It was noted that the advisory fees of the Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has proposed contractual expense caps with respect to each Portfolio, which was noted earlier in the discussion of fees. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust was a stand-alone entity. The Board concluded that any potential economies of scale would be shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that the Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, will be responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust will not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ potential profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services to be rendered and noted that SAAMCo will compensate the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers each possess the capability and resources to perform the duties required of it under its respective Advisory Contract.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and will be in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

410

CASH MANAGEMENT PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited)

At a meeting held on December 9, 2015, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and Dimensional Fund Advisors LP (“DFA”) with respect to the SunAmerica Series Trust Cash Management Portfolio (the “Portfolio”). The Board, including the Independent Trustees, also approved the termination of the subadvisory agreement between SAAMCo and BofA Advisors, LLC (“BofA”) with respect to the Portfolio.

The Board also approved a change in investment strategy for the Portfolio, such that the Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in bonds. The Board further approved a change in the name of the Portfolio to “Ultra Short Bond Portfolio” effective upon the change in subadviser and the conversion of the Portfolio to an ultra-short-term bond fund.

In connection with the approval of the Subadvisory Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the Subadvisory Agreement. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by DFA;

(3)	the size and structure of the subadvisory fee and any other material payments to DFA;

(4)	the organizational capability and financial condition of DFA and its affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by the Adviser to DFA for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of DFA and the amounts retained by SAAMCo; and (c) information regarding DFA’s compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and DFA in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of DFA with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by DFA.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by DFA. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to DFA, the Board noted that DFA would be responsible for providing investment management services on a day-to-day basis. In such role, DFA would (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection with its management thereof; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed DFA’s history, structure and size, and investment experience. The Board considered the personnel of DFA that would be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, DFA has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of DFA that would be responsible for providing investment management services to the Portfolio.

411

CASH MANAGEMENT PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

The Board also reviewed and considered DFA’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered DFA’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on DFA’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by DFA and that there was a reasonable basis on which to conclude that DFA would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained, noting that SAAMCo was proposing to eliminate the voluntary expense cap for the Portfolio in association with the change in investment strategy. The Board determined that the subadvisory and management fee amounts were reasonable in light of the services performed by SAAMCo and DFA, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper, Inc. (“Lipper”), as well as information provided by management. The Board also considered advisory fees received by DFA with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and DFA with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by DFA with similar investment objectives and/or strategies, as applicable.

The Subadvised Expense Group consists of the Portfolio and one other short investment-grade debt fund underlying variable insurance products (“VIPs”), as classified by Lipper. The Subadvised Expense Universe consists of the Portfolio, the Subadvised Expense Group, and all other short investment-grade debt funds underlying VIPs with disclosed subadviser agreements.

The performance information included information as of September 30, 2015 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar peer group, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

The Board considered that the proposed subadvisory fee to be paid to DFA was below the average of its Subadvised Expense Group/Universe. The Board also considered that the proposed subadvisory fee would be higher at certain asset thresholds than the subadvisory fee paid to BofA pursuant to the previous subadvisory agreement between SAAMCo and BofA with respect to the Portfolio. The Board observed, however, that Lipper categorized the Ultra Short Bond Portfolio in a different category than the Cash Management Portfolio (i.e., in the short investment-grade debt category as opposed to the money market fund category). The Board also notedthat the subadvisory fee was paid by SAAMCo out of its advisory fee and not by the Portfolio, and that SAAMCo was not proposing an increase in its advisory fee.

The Board further considered that BofA’s performance was within the bottom quintile with respect to its Lipper peer category for the one-, three- and five-year periods ending September 30, 2015. The Board also considered the performance of the DFA One-Year Fixed-Income I Mutual Fund (the “DFA Fund”), which has an investment strategy similar to the proposed new strategy of the Portfolio, relative to the BofA Merrill Lynch 6-month US Treasury Bill Index, Morningstar and Lipper peer funds, and the Portfolio (gross of fees). The Board noted that the DFA Fund had outperformed the benchmark and the Portfolio for the one-, three- and five-year trailing periods and for each of the previous five calendar years. The Board also considered that the DFA Fund has a 3-star Morningstar rating, and that for the previous five years, Morningstar has assigned it a “Below Average” risk rating. In considering this comparative performance information, however, the Board also reviewed relevant distinctions and differences with respect to such funds and acknowledged that past performance is not necessarily indicative of future results.
The Trustees noted that expense and performance information as a whole was useful in assessing whether DFA is proposing to provide services at a cost that is competitive with other similar funds.

412

CASH MANAGEMENT PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2016 (unaudited) — (continued)

Profitability, Economies of Scale and Other Benefits Derived.

The Board noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to DFA in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the Subadvisory Agreement.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedule; however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. The Board also considered other potential indirect benefits to DFA as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to DFA’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to DFA in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the Subadvisory Agreement, including the duties and responsibilities undertaken by SAAMCo and DFA as discussed above. The Board also reviewed the differences in the terms of the Subadvisory Agreement as compared to the terms of the subadvisory agreement between SAAMCo and BofA with respect to the Portfolio.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that DFA possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

413

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 71	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	63	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 76	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	63	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 67	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	63	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 71	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	63	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002 - Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004 - Present); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010 – Present).

Allan L. Sher Age: 84	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	63	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 67	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	63	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance) (2000-Present).
Interested Trustee

Peter A. Harbeck(2) Age: 62	Trustee	2014 – Present	President, CEO and Director, SAAMCo (1995 – Present); Director, AIG Capital Services, Inc. (“ACS”) (1993 – Present); Chairman, Advisor Group, Inc. (2004 – Present).	140	None.

414

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 47	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Katherine Stoner Age: 59	Vice President and Chief Compliance Officer	May 2011 – Present	Vice President, SAAMCo (2011- Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 – Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 – Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 – Present).	N/A	N/A

Kathleen D. Fuentes Age: 46	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present)	N/A	N/A

Gregory N. Bressler Age: 49	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Gregory R. Kingston Age: 50	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014 – Present)	N/A	N/A

Shawn Parry Age: 43	Vice President and Assistant Treasurer	2005 – Present	Assistant Vice President, SAAMCo (2005 – 2014); Vice President, SAAMCo (2014 – Present)	N/A	N/A

Donna McManus Age: 55	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014)	N/A	N/A

Matthew J. Hackethal Age: 44	Anti-Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007 – Present).	N/A	N/A

†	The business address for each Trustee and Officer is 1999 Avenue of the Stars, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (43 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Speciality Series (7 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

415

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2016.

During the year ended January 31, 2016, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
Cash Management Portfolio Class 1	$—	$—	$—	$—	—%
Cash Management Portfolio Class 2	—	—	—	—	—
Cash Management Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.57	0.53	—	0.04	0.07
Corporate Bond Portfolio Class 2	0.55	0.51	—	0.04	0.07
Corporate Bond Portfolio Class 3	0.53	0.49	—	0.04	0.07
Global Bond Portfolio Class 1	0.05	—	0.01	0.04	—
Global Bond Portfolio Class 2	0.05	—	0.01	0.04	—
Global Bond Portfolio Class 3	0.05	—	0.01	0.04	—
High-Yield Bond Portfolio Class 1	0.31	0.31	—	—	0.34
High-Yield Bond Portfolio Class 2	0.30	0.30	—	—	0.34
High-Yield Bond Portfolio Class 3	0.30	0.30	—	—	0.34
SA JPMorgan MFS Core Bond Portfolio Class 1	0.33	0.11	0.13	0.09	0.20
SA JPMorgan MFS Core Bond Portfolio Class 2	0.31	0.09	0.13	0.09	0.20
SA JPMorgan MFS Core Bond Portfolio Class 3	0.31	0.09	0.13	0.09	0.20
Balanced Portfolio Class 1	1.95	0.37	0.15	1.43	46.65
Balanced Portfolio Class 2	1.92	0.34	0.15	1.43	46.65
Balanced Portfolio Class 3	1.90	0.32	0.15	1.43	46.65
SA MFS Total Return Portfolio Class 1	0.48	0.48	—	—	56.77
SA MFS Total Return Portfolio Class 2	0.45	0.45	—	—	56.77
SA MFS Total Return Portfolio Class 3	0.43	0.43	—	—	56.77
SunAmerica Dynamic Allocation Portfolio Class 3	0.22	0.12	—	0.10	29.90
SunAmerica Dynamic Strategy Portfolio Class 3	0.10	0.09	—	0.01	51.25
SA BlackRock VCP Global Multi Asset Portfolio Class 3	—	—	—	—	—
SA Schroders VCP Global Allocation Portfolio Class 3	—	—	—	—	—
SA T. Rowe Price VCP Balanced Portfolio Class 3	—	—	—	—	—
VCP Total Return BalancedSM Portfolio Class 3	0.00	—	0.00	—	—
VCPSM Value Portfolio Class 3	0.02	0.02	—	—	35.20
Telecom Utility Portfolio Class 1	0.74	0.74	—	—	36.90
Telecom Utility Portfolio Class 2	0.71	0.71	—	—	36.90
Telecom Utility Portfolio Class 3	0.70	0.70	—	—	36.90
Equity Index Portfolio Class 1	0.45	0.19	0.14	0.12	66.48
Growth-Income Portfolio Class 1	1.79	0.57	0.04	1.18	100.00
Growth-Income Portfolio Class 2	1.74	0.52	0.04	1.18	100.00
Growth-Income Portfolio Class 3	1.72	0.50	0.04	1.18	100.00
Equity Opportunities Portfolio Class 1	0.98	0.12	—	0.86	100.00
Equity Opportunities Portfolio Class 2	0.94	0.08	—	0.86	100.00
Equity Opportunities Portfolio Class 3	0.93	0.07	—	0.86	100.00

416

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
SA Legg Mason BW Large Cap Value Portfolio Class 1	$4.55	$0.14	$—	$4.41	100.00%
SA Legg Mason BW Large Cap Value Portfolio Class 2	4.51	0.10	—	4.41	100.00
SA Legg Mason BW Large Cap Value Portfolio Class 3	4.48	0.07	—	4.41	100.00
Dogs” of Wall Street Portfolio Class 1	1.17	0.26	0.25	0.66	66.69
Dogs” of Wall Street Portfolio Class 2	1.15	0.24	0.25	0.66	66.69
Dogs” of Wall Street Portfolio Class 3	1.14	0.23	0.25	0.66	66.69
SA AB Growth Portfolio Class 1	4.37	0.06	—	4.31	100.00
SA AB Growth Portfolio Class 2	4.31	—	—	4.31	100.00
SA AB Growth Portfolio Class 3	4.31	—	—	4.31	100.00
Capital Growth Portfolio Class 1	0.58	0.01	—	0.57	100.00
Capital Growth Portfolio Class 2	0.57	—	—	0.57	100.00
Capital Growth Portfolio Class 3	0.57	—	—	0.57	100.00
SA MFS Massachusetts Investors Trust Portfolio Class	1.26	0.19	0.11	0.96	92.99
SA MFS Massachusetts Investors Trust Portfolio Class	1.22	0.15	0.11	0.96	92.99
SA MFS Massachusetts Investors Trust Portfolio Class	1.20	0.13	0.11	0.96	92.99
Fundamental Growth Portfolio Class 1	4.73	—	—	4.73	—
Fundamental Growth Portfolio Class 2	4.73	—	—	4.73	—
Fundamental Growth Portfolio Class 3	4.73	—	—	4.73	—
Blue Chip Growth Portfolio Class 1	0.22	0.04	0.10	0.08	53.07
Blue Chip Growth Portfolio Class 2	0.21	0.03	0.10	0.08	53.07
Blue Chip Growth Portfolio Class 3	0.20	0.02	0.10	0.08	53.07
Real Estate Portfolio Class 1	1.86	0.30	0.82	0.74	0.08
Real Estate Portfolio Class 2	1.83	0.27	0.82	0.74	0.08
Real Estate Portfolio Class 3	1.81	0.25	0.82	0.74	0.08
Small Company Value Portfolio Class 1	1.80	0.08	—	1.72	100.00
Small Company Value Portfolio Class 3	1.73	0.01	—	1.72	100.00
Mid-Cap Growth Portfolio Class 1	1.42	—	0.13	1.29	49.65
Mid-Cap Growth Portfolio Class 2	1.42	—	0.13	1.29	49.65
Mid-Cap Growth Portfolio Class 3	1.42	—	0.13	1.29	49.65
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	1.16	—	—	1.16	—
Growth Opportunities Portfolio Class 2	1.16	—	—	1.16	—
Growth Opportunities Portfolio Class 3	1.16	—	—	1.16	—
SA Marsico Focused Growth Portfolio Class 1	0.62	—	0.06	0.56	100.00
SA Marsico Focused Growth Portfolio Class 2	0.62	—	0.06	0.56	100.00
SA Marsico Focused Growth Portfolio Class 3	0.62	—	0.06	0.56	100.00
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 1	2.94	0.12	0.20	2.62	87.53
Small & Mid Cap Value Portfolio Class 2	2.90	0.08	0.20	2.62	87.53

417

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
Small & Mid Cap Value Portfolio Class 3	$2.88	$0.06	$0.20	$2.62	87.53%
International Growth and Income Portfolio Class 1	0.26	0.26	—	—	1.87
International Growth and Income Portfolio Class 2	0.24	0.24	—	—	1.87
International Growth and Income Portfolio Class 3	0.23	0.23	—	—	1.87
Global Equities Portfolio Class 1	0.32	0.28	—	0.04	42.87
Global Equities Portfolio Class 2	0.28	0.24	—	0.04	42.87
Global Equities Portfolio Class 3	0.27	0.23	—	0.04	42.87
International Diversified Equities Portfolio Class 1	0.20	0.20	—	—	—
International Diversified Equities Portfolio Class 2	0.18	0.18	—	—	—
International Diversified Equities Portfolio Class 3	0.17	0.17	—	—	—
Emerging Markets Portfolio Class 1	0.12	0.12	—	—	0.92
Emerging Markets Portfolio Class 2	0.11	0.11	—	—	0.92
Emerging Markets Portfolio Class 3	0.11	0.11	—	—	0.92
Foreign Value Portfolio Class 1	0.35	0.35	—	—	—
Foreign Value Portfolio Class 2	0.32	0.32	—	—	—
Foreign Value Portfolio Class 3	0.30	0.30	—	—	—

The International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2016 were $721,480, $443,632, $1,201,084 and $2,133,460 respectively. The foreign source income information reporting is $11,010,662, $8,639,356, $13,545,527 and $35,157,514 respectively.

418

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management, SA BlackRock VCP Global Multi Asset, SA Schroders VCP Global Allocation, and SA T. Rowe Price VCP Balanced) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2016.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

BofA Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/16
	Class 1*	Class 2*	Class 3*
1-year	-0.19%	-0.38%	-0.48%
5-year	-0.24%	-0.40%	-0.50%
10-year	0.84%	0.68%	0.59%
Since Inception	2.41%	0.92%	0.74%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Cash Management Portfolio — Class 1 shares posted a return of -0.19% for the 12-month period ending January 31, 2016.

During the trailing 12-month period, the U.S. labor market continued to improve with nonfarm payrolls increasing, on average, by roughly 222,000 jobs per month. In addition, the U.S. unemployment rate declined over this timeframe from 5.5% to 4.9%.

As the period began, three-month London Interbank Offered Rate, or LIBOR, stood at roughly 25 basis points (bps). At the conclusion of the period, three-month LIBOR stood at 61 basis points, with most of the increase in LIBOR having taken place in December, driven by the Federal Reserve’s (Fed’s) first interest rate increase in more than nine years.

419

BofA Advisors, LLC

Cash Management Portfolio — Class 1 — (continued)

Much of the focus in the U.S. money market during the period centered on when the Fed would begin to remove monetary policy accommodation. At the September 17th Federal Open Market Committee (FOMC) meeting, the Fed decided to not raise rates citing global economic and financial developments as potential variables that could restrain future economic activity and potentially place further downward pressure on inflation. These concerns eventually faded and at the December 16th FOMC meeting the Fed raised its target federal funds rate to 0.25-0.50% from the previous 0.00-0.25% range, citing considerable improvement in labor market conditions. This was the first time the Fed hiked rates since 2006.

During the period, overall strategy was designed to reset the Portfolio to higher market yields as soon as the Fed hiked rates. The Portfolio sought to execute this strategy primarily by shortening the weighted average maturity (WAM) before the December 16th FOMC meeting and by having a high percentage of the Portfolio mature close to this date. As the period began, the WAM on the Portfolio ranged in the high-40 to low 50-day range. In comparison, in the late November-to-mid-December timeframe, close to the Fed’s rate hike, the Portfolio’s WAM was roughly maintained in the mid-to-high teen range. Furthermore, as the period began roughly 58% was scheduled to mature within 60 days. In comparison, as of the end of November, roughly two weeks before the Fed’s interest rate hike, approximately 80% was scheduled to mature within 60 days.

420

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-3.32%	-3.43%	-3.54%
5-year	4.43%	4.28%	4.18%
10-year	6.47%	6.31%	6.21%
Since Inception	6.22%	6.43%	6.39%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Barclays U.S. Credit Index and 25% the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares posted a return of -3.32% for the 12-month period ending January 31, 2016, compared to a -3.00% return for the Barclays U.S. Credit Index, a -6.58% return for the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a -3.87% return by the blended benchmark (75% Barclays U.S. Credit/25% Barclays U.S. Corporate High Yield 2% Issuer Capped).

Portfolio performance benefitted from a short duration position for much of the year as interest rates rose across the curve. Yield curve positioning was also a positive contributor as the Portfolio maintained a slight steepening bias and an overweight position in the intermediate (5-7 years) part of the curve, which outperformed.

Individual security selection was a significant positive contributor, with positive selection in both the investment grade and high yield asset classes. Positive contributors included positions in HCA Inc., Reynolds Group, Masco, and Verizon. Negative contributors included positions in Chesapeake Energy, Linn Energy, Gerdau, and Kinder Morgan.

Portfolio performance was negatively impacted by having an allocation to the high yield asset class in the range of 28-31% of total assets versus 25% for the blended benchmark during the period in which high yield underperformed investment grade. Additional negative contributors to performance included the down-in-quality positioning bias within the investment grade and high yield asset classes.

The use of interest rate futures as a tool to express the Portfolio’s overall duration and yield curve positioning detracted from performance.

421

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-1.28%	-1.48%	-1.49%
5-year	0.73%	0.57%	0.48%
10-year	3.83%	3.67%	3.57%
Since Inception	5.11%	3.82%	3.64%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond Index unhedged is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of -1.28% for the 12-month period ending January 31, 2016, compared to a -1.47% return for the J.P. Morgan Global Government Bond (unhedged) Index.

The Portfolio’s duration strategy added positively to performance. This was primarily due to short U.S. and long EUR rates positions. Short positioning in the U.S. curve particularly benefitted as the 10 year US Treasury yields rose to 1.94% over the fiscal year.

Country selection was the largest outperformer over the period. This was mainly driven by valuation oriented swap positions along the Euro curve. Long positioning in Australia along with relative value trades (such as long Japan versus short U.S. and long Canada versus short U.S.) also modestly added to performance.

Cross-sector positioning was the largest detractor from returns. The Portfolio’s overweight bias to corporate risk drove underperformance as spreads on the Barclays Global Aggregate Corporates Index widened over sovereigns.

In aggregate, the bottom-up selection strategies contributed positively to performance. This was driven by the Portfolio’s corporate positioning in banking, high-yield communications and tobacco sectors, together with selection of collateral loan obligations. The Portfolio’s government/swaps selection strategy also benefitted returns mainly due to tactical trading around U.S. Treasury auctions and European yield curve positioning. The Portfolio’s active currency strategy marginally detracted from excess returns, driven by long positions in emerging market currencies, particularly in the Mexican peso.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and are intended to hedge undesired risks within the Portfolio. Among derivatives, futures and forward contracts negatively contributed to Portfolio value over the period. Interest rate swaps positively contributed to Portfolio value over the period.

422

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-6.69%	-6.89%	-6.82%
5-year	4.04%	3.89%	3.80%
10-year	4.58%	4.41%	4.32%
Since Inception	5.78%	6.12%	7.92%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The High-Yield Bond Portfolio — Class 1 shares posted a return of -6.69% for the 12-month period ending January 31, 2016, compared to a -6.79% return for the BofA Merrill Lynch High Yield Master II Index.

The Portfolio slightly outperformed its benchmark as the benefit of sector selection more than offset the marginally negative impact of security selection during the period. From a sector selection standpoint, the Portfolio benefitted most from underweight allocations to the commodity-related energy and metals & mining sectors as these sectors came under the most selling pressure during the period. The Portfolio also benefitted from an overweight allocation to the gaming sector as these bonds were able to generate a positive total return during the period. From a security selection standpoint, the Portfolio benefitted from strong selections among independent exploration & production, paper and media entertainment names. However, this impact was more than offset by the negative contribution of selections made among wireless, retailers, consumer cyclical services and oil field services names. Country selection had little effect on the Portfolio as both the Portfolio and the benchmark are predominantly focused on North America.

423

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-0.78%	-0.90%	-0.95%
5-year	3.09%	2.95%	2.84%
10-year	5.21%	5.06%	4.94%
Since Inception	6.67%	6.21%	7.23%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of -0.78% for the 12-month period ending January 31, 2016, compared to a -0.16% return for the Barclays U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. underperformed the Barclays U.S. Aggregate Bond Index during the period. In December, 2015, the U.S. Federal Reserve Open Market Committee began to tighten monetary policy and raised the target range for the fed funds rate. As a result, U.S Treasury yields rose across the curve and flattened. The spread between the two- and 10-year Treasuries finished the fiscal year at 1.15%, down 4 basis points (bps) from the end of January 2015. Within Treasuries, the 30-year bellwether was the worst performer, posting a -7.72% return during the 12 months.

The Portfolio’s duration and yield curve positioning was a net positive for performance, as it held an overweight to the belly of the curve (5-10 years), underweight to the 20-plus year bucket, and a shorter-duration posture versus the Index. The Portfolio’s agency mortgage-backed securities (MBS) underperformed mortgages in the Index. The MBS in the Index outpaced comparable-duration Treasury debt by 60 bps of excess returns. Overall, the securitized credit segment of the Index posted positive excess returns. The Portfolio’s overweight to the sector, particularly within asset-backed securities (ABS), was positive for performance during the period.

Corporate bonds finished as the worst-performing investment-grade domestic broad market sector during the period. Overall, corporate bonds trailed comparable-duration Treasuries by 335 bps on the year. The Portfolio’s underweight to credit benefited results, as the sector underperformed the Portfolio’s bias for securitized debt. The Portfolio ended the fiscal year with an underweight in Treasury debt, overweight in MBS and ABS, and a modest underweight in corporate bonds. The Portfolio’s duration ended the year at 4.99 years compared to 5.42 years for the benchmark.

424

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1 — (continued)

The Portfolio component managed by Massachusetts Financial Services Company underperformed the Barclays U.S. Aggregate Bond Index during the period. Credit quality in U.S. Bonds was the primary detractor to performance relative to the Index. Particularly, the Portfolio’s greater exposure to investment grade bonds rated “BBB” and a greater exposure to non-investment grade bonds rated “BB” and “B” weighed on relative results as credit spreads widened. The Portfolio’s greater exposure to the long end of the yield curve further detracted from relative results. Additionally, a greater allocation to the utility sector hurt relative results. The portion of the Portfolio’s return derived from yield, which was greater than that of the Index, was a primary factor that added to relative results. Additionally, the Portfolio’s longer duration stance also supported relative results. A greater exposure to the finance sector further benefited relative performance as this market segment performed well over the reporting period. Strong bond selection was another positive factor that aided relative returns.

425

J.P. Morgan Investment Management Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-2.29%	-2.47%	-2.53%
5-year	8.02%	7.83%	7.74%
10-year	5.84%	5.68%	5.58%
Since Inception	5.93%	4.13%	5.95%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Prior Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays U.S. Aggregate Bond Index.
[5]

Effective May 1, 2015, the Portfolio changed a component of its Blended Index. The New Blended Index consists 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index. The Portfolio changed a component of the Prior Blended Index because the New Blended Index is more consistent with the subadviser’s investment style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of -2.29% for the 12-month period ending January 31, 2016, compared to -0.67% for the S&P 500 Index, -1.82% for the Russell 1000 Index, and -0.16% for the Barclays U.S. Aggregate Bond Index. The new Blended benchmark of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index returned -0.21% and the Blended benchmark of 30% S&P 500 Index/30% Russell 1000 Index/40% Barclays U.S. Aggregate Bond Index returned -0.56%.

Effective May 1, 2015, the blended benchmark changed from 30% S&P 500 Index/30% Russell 1000 Index/40% Barclays U.S. Aggregate Bond Index to 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.

The Portfolio maintained a slight overweight in equities throughout the year, which detracted from returns. Both the equity and fixed income portions of the Portfolio underperformed their respective benchmarks during the period. On the fixed income side, high yield securities were the main driver of Portfolio underperformance.

Security selection and sector allocation decisions had a negative impact on results during the period. Security selection in the consumer discretionary sector had the greatest negative impact on Portfolio results.

426

Massachusetts Financial Services Company

SA MFS Total Return Portfolio@ — Class 1

SA MFS Total Return Portfolio@
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-1.31%	-1.44%	-1.54%
5-year	7.07%	6.92%	6.81%
10-year	5.23%	5.07%	4.97%
Since Inception	7.97%	5.34%	6.42%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of -1.31% for the 12-month period ending January 31, 2016, compared to a -0.67% return for the S&P 500 Index and a -0.16% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index declined by -0.21%.

Within the equity portion of the Portfolio, stock selection, and to a lesser extent, an underweight allocation to the technology sector detracted from performance during the period. Underweight positions in internet search giant Alphabet (formerly Google) and software company Microsoft weighed on relative results as both stocks strongly outpaced the benchmark during the period. Additionally, the Portfolio’s underweight position in social networking service provider Facebook dampened relative returns. Weak security selection in the retailing sector also hampered relative performance. Within this sector, the Portfolio’s underweight of internet retailer Amazon.com hurt relative returns. Additionally an overweight allocation to poor-performing discount department store operator Kohl’s also weighed on relative results. The combination of an overweight allocation and weak stock selection in the financial services sector held back relative results. Here, the Portfolio’s ownership of insurance provider Delta Lloyd (Netherlands) and an overweight position in investment management firm Franklin Resources detracted from relative performance. The Portfolio’s relative currency exposure in the equity portion of the Portfolio, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, weighed on relative performance.

The combination of an overweight position and strong stock selection in the consumer staples sector benefited returns. Here, an overweight position in tobacco company Philip Morris International and holdings of tobacco company Japan Tobacco (Japan) boosted relative returns. An underweight position in the transportation sector also helped relative results. Strong stock selection in the special products & services aided relative performance. Here, an overweight position in management consulting firm Accenture helped bolster relative returns.

427

Massachusetts Financial Services Company

SA MFS Total Return Portfolio@ — Class 1 — (continued)

Within the fixed income portion of the Portfolio, an allocation bias toward the lower end of the investment-grade credit spectrum weighed on results during the reporting period as credit spreads widened. Spread widening was more pronounced in “BBB” rated securities than in those of better quality. A slight underweight position in agency-backed MBS further weighed on relative performance.

The Portfolio’s slight underweight in the longer end of the yield curve benefited relative performance as the curve steepened during the period. Additionally, the Portfolio’s greater exposure to the finance sector was another factor that benefited relative returns as this sector posted strong performance during the period. Strong bond selection further supported relative returns.

@	See Note 1

428

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3

SunAmerica Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/16
Class 3*
1-year	-7.99%
5-year	N/A
10-year	N/A
Since Inception	4.42%
*	Inception date for Class 3: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SunAmerica Dynamic Allocation Portfolio — Class 3 shares returned -7.99% during the 12-month period ended January 31, 2016, compared to the -0.67% return for the S&P 500 Index, -0.16% for the Barclays U.S. Aggregate Bond Index, and a -0.21% return for the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index primarily due to the underperformance of its derivatives positions but also due to the Fund-of-Funds Component.

Within the equity portion of the Fund-of-Funds Component, asset classes outside of the S&P 500 Index generally underperformed the S&P 500 Index and were the primary detractor relative to the equity benchmark. The Portfolio benefitted from exposure to the Large Growth asset class. However, these gains were more than offset by relative underperformance in other categories. In particular, exposure to International, Emerging Markets, Large Value and Small Cap asset classes held back relative returns.

Within the fixed income portion of the Fund-of-Funds Component, results generally underperformed the Barclays U.S. Aggregate Bond Index. Exposure to U.S. government and high yield securities aided performance relative to the fixed income benchmark. However, exposure to corporate bonds was a significant detractor.

429

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3 — (continued)

Underlying Funds generally underperformed their benchmark during the period. This was particularly true within Large Growth and fixed income portfolios.

The Overlay Component includes S&P 500 Index futures and options to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures and equity options detracted from absolute returns. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long term.

430

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3

SunAmerica Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/16
Class 3*
1-year	-7.49%
5-year	N/A
10-year	N/A
Since Inception	4.66%
*	Inception date for Class 3: 7/16/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SunAmerica Dynamic Strategy Portfolio — Class 3 shares returned -7.49% during the 12-month period ended January 31, 2016, compared to the -0.67% return for the S&P 500 Index, -0.16% for the Barclays U.S. Aggregate Bond Index, and a -0.21% return for the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index primarily due to the underperformance of its derivatives positions but also due to the Fund-of-Funds Component.

Within the equity portion of the Fund-of-Funds Component, asset classes outside of the S&P 500 Index generally underperformed the S&P 500 Index which led to performance below that of the equity benchmark. The Portfolio benefitted from exposure to the Large Growth asset class. However, these gains were more than offset by relative underperformance in other categories. In particular, exposure to International, Large Value, Small & Mid Cap, and Real Estate asset classes held back relative returns.

431

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3 — (continued)

Within the fixed income portion of the Fund-of-Funds Component, results generally underperformed the Barclays U.S. Aggregate Bond Index. Exposure to U.S. government and high yield securities aided performance relative to the fixed income benchmark. However, exposure to corporate bonds was a significant detractor.

Underlying Funds generally performed in-line with their benchmarks during the period. However, Large Value, Small Cap and Real Estate managers in aggregate outperformed their benchmarks while Large Growth Managers underperformed.

The Overlay Component includes S&P 500 Index futures and options to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures and equity options detracted from absolute returns. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long term.

432

Pacific Investment Management Company LLC (“PIMCO”)

VCP Total Return BalancedSM Portfolio — Class 3

VCP Total Return BalancedSM Portfolio
Average Annual Total Returns as of 1/31/16
Class 3*
1-year	-4.97%
5-year	N/A
10-year	N/A
Since Inception	2.88%
*	Inception date for Class 3: 5/1/13

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.
[4]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCP Total Return BalancedSM Portfolio — Class 3 returned -4.97% for the period ending January 31, 2016, compared to -0.67% for the S&P 500 Index, -0.16% for the Barclays U.S. Aggregate Bond Index, -8.43% for the MSCI EAFE Index, -9.92% for the Russell 2000 Index, and a -1.84% return for the blended benchmark of 40% S&P 500 Index/ 40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index/ 5% Russell 2000 Index.

Tactical adjustments to equity exposure were negative for returns over the period. Within fixed income, U.S. duration and curve positioning detracted from performance, as gains were not enough to offset losses elsewhere amid volatility in U.S. rates throughout the year. An overall underweight to investment grade corporate securities was positive for performance as the sector underperformed like-duration Treasuries over the period. An underweight to agency mortgage-backed securities (MBS) was positive for performance as the sector underperformed like-duration Treasuries. An underweight to U.S. dollar denominated emerging market debt contributed to performance, as spreads widened in most emerging markets. Long U.S. dollar positioning versus euro contributed to performance as euro depreciated versus the U.S. Dollar.

Derivatives were used in the Portfolio during the year and were instrumental in both hedging other Portfolio positions and obtaining specific exposures. Without taking into account substitutions, hedging, relative value, or other strategies, on an absolute basis equity swaps and equity futures detracted from performance.

433

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3

VCPSM Value Portfolio
Average Annual Total Returns as of 1/31/16
Class 3*
1-year	-4.56%
5-year	N/A
10-year	N/A
Since Inception	4.12%
*	Inception date for Class 1: 5/1/13.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCP Value Portfolio — Class 3 shares posted a return of -4.56% for the 12-month period ending January 31, 2016, compared to a -0.67% return for the S&P 500 Index and a -0.16% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index declined by -0.21%.

During the reporting period, US stocks posted slightly negative returns, measured by the S&P 500 Index. In terms of style investing, large growth stocks outperformed large value stocks by a large margin as measured by the Russell 1000 Growth versus the Russell 1000 Value. US bonds posted flat returns.

S&P 500 sector performance was mostly negative, with consumer staples, consumer discretionary and information technology being the only sectors posting positive performance. Within fixed income, high grade bonds, indicated by the Barclays US Government/Credit Index, underperformed the Barclay’s US Aggregate Bond Index.

Stock selection, followed by an overweight to equities versus the blended benchmark, detracted the most from relative performance. Within equities, General Electric Co., JPMorgan Chase & Co. and Time Warner Cable were among the top contributors to performance. Royal Dutch Shell, Morgan Stanley and NetApp Inc. were among the top equity detractors from performance.

The allocation to convertible securities, which is a non-benchmark allocation, posted negative performance and detracted from relative performance for the period. However, security selection within fixed income detracted versus the benchmark and had an overall net negative effect on performance. Cash was a detractor versus the blended benchmark.

434

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3 — (continued)

The Portfolio used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S-based companies. This had a positive impact within the equity portion of the Portfolio. As part of the mandate, and to potentially reduce Portfolio volatility during a market downturn, the Portfolio sold short equity futures contracts during the reporting period. This acted as a slight contributor to performance.

435

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-10.75%	-10.90%	-10.97%
5-year	7.10%	6.92%	6.81%
10-year	7.19%	7.02%	6.92%
Since Inception	5.58%	5.05%	8.88%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The S&P 500 Utilities Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P Telecommunication Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600® Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a return of -10.75% for the 12-month period ending January 31, 2016, compared to a -2.46% return for the S&P 500 Utilities Index and -0.67% for the S&P 500 Index. The S&P Telecom Services Index returned -11.46% for the 12-month period.

Stock selection in the electric power industry detracted from performance relative to the Index over the period. Within this industry, the Portfolio’s out of benchmark positions in energy firm Dynegy, energy-related assets owner Abengoa Yield (United Kingdom), generator of electricity company Calpine, dividend growth-oriented company NRG Yield and electric power generation company Terraform Power weighed on relative results. An overweight position in energy company NRG also hindered relative results.

Out of benchmark exposure to the natural gas pipeline industry was another negative factor for relative performance. Within this industry the Portfolio’s holdings of natural gas pipelines operators Kinder Morgan, Williams Companies, energy delivery company Enbridge (Canada) and natural gas pipeline operator Columbia Pipeline Group detracted from relative returns.

The Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, weighed on relative performance.

Out of benchmark exposure to the cable TV industry contributed to relative performance. The Portfolio’s holdings of media and entertainment firm Time Warner and media company Comcast benefited relative results as both stocks delivered strong performance during the period.

436

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Elsewhere, the Portfolio’s underweight position in shares of electric power holding company Duke Energy and diversified energy company First Energy contributed to relative results. The Portfolio’s out-of-benchmark positions in renewable energy company EDP Renovaveis Sa (Spain), telecommunications service provider Bezeq Israel Telecom (Israel), wireless network operator T-Mobile, Italian telecommunications company Telecom Italia and not holding a position in integrated energy company Entergy Corporation also boosted relative returns.

The Portfolio’s cash and/or cash equivalents position during the period was another contributor to relative performance. The Portfolio strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets fell, as measured by the Portfolio’s benchmark, holding cash aided performance versus the benchmark, which has no cash position.

437

SunAmerica Asset Management, LLC

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/16
Class 1*
1-year	-1.08%
5-year	10.22%
10-year	5.93%
Since Inception	4.39%
*	Inception date for Class 1: 12/14/98.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Equity Index Portfolio — Class 1 shares posted a return of -1.08% for the 12-month period ending January 31, 2016, compared to a -0.67% return for the S&P 500 Index.

The Portfolio is passively managed to match the S&P 500 Index before expenses.

In terms of S&P 500 constituent groups, telecom, consumer staples, and consumer discretionary were the top-performing groups during the fiscal period, returning 11.64%, 10.68%, and 6.52%, respectively. Materials, energy, and utilities were the principal laggards, returning 17.14%, -16.34%, and -11.30%, respectively. The industrials, healthcare, and financial groups also underperformed the S&P 500 Index.

Examples of top-contributing index holdings during the annual period include Microsoft Corporation, Amazon.com, Inc., Facebook, Inc. Class A, General Electric Company, and Alphabet Inc. Class A. Portfolio laggards included International Apple Inc., Kinder Morgan, Inc. Class P, Union Pacific Corporation, Gilead Sciences, Inc., and Biogen Inc.

438

J.P. Morgan Investment Management Inc.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-2.69%	-2.86%	-2.93%
5-year	11.60%	11.44%	11.32%
10-year	5.07%	4.91%	4.81%
Since Inception	8.25%	4.30%	7.20%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth-Income Portfolio — Class 1 shares posted a return of -2.69% for the 12-month period ending January 31, 2016, compared to a -5.00% return for the Russell 1000 Value index.

While U.S. equity markets have been volatile, and value names in particular have underperformed the broader markets, the Portfolio’s relative performance delivered better downside capture for investors. The combination of stock selection and a sector underweight in energy contributed to overall performance. At the individual security level, the Portfolio’s largest contributor was Microsoft, as new management is proving to be executing a successful strategy.

Conversely, stock selection in the industrials sector was weak, largely due to outperformance of General Electric (which the Portfolio did not own) and a position in Union Pacific, which is not held in the benchmark. On an absolute level, a position in ConocoPhillips was the largest detractor from overall results. ConocoPhillips has gotten caught in the recent sell-off in crude and oil-related equities as crude oil prices touched multi-year lows. Most recently, news of a dividend cut put additional pressure on the shares. The position in ConocoPhillips has been maintained.

439

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	1.05%	0.93%	0.83%
5-year	10.39%	10.23%	10.12%
10-year	6.09%	5.93%	5.82%
Since Inception	7.12%	5.15%	8.09%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 1.05% for the 12-month period ending January 31, 2016, compared to a -1.82% return for the Russell 1000 Index.

The Portfolio outperformed the Index in eight out of ten sectors, led by materials, consumer discretionary and industrials, due largely to stronger relative stock selection. The Portfolio underperformed the Index within the financials sector as a result of weaker relative stock selection.

The top contributors to Portfolio performance included information technology stocks Alphabet, Inc. and Facebook, Inc., Mondelez International, Inc. (consumer staples), General Electric Co. (industrials) and Vulcan Materials Co. (materials). Alphabet’s stock benefited as results showed evidence of improved cost control. Alphabet also announced a stock buyback over the fourth quarter of 2015. Facebook grew profits and revenue and also increased its already massive user base and mobile advertising. Mondelez performed positively as operating margins continued to expand. General Electric closed on its largest-ever industrial acquisition of Alstom’s power and grid businesses. Shares of Vulcan delivered strong results as construction demand continued to improve.

The top detractors to Portfolio performance were information technology stocks Apple, Inc. and Western Digital Corp., Gilead Sciences, Inc. (health care), Noble Energy, Inc. (energy) and Citigroup Inc. (financials). There were concerns around sales of Apple’s iPhone 6S. Western Digital was negatively impacted by near-term fundamentals which remained weak, particularly demand for PCs. Gilead faced increased competition in the hepatitis C drug market and named a new CEO in January 2016. Noble’s negative performance was due partly to falling oil prices. Citigroup experienced declines in January 2016, in what was volatile month for bank stocks.

440

Brandywine Global Investment Management, LLC

Davis Selected Advisers, L.P.

SA Legg Mason BW Large Cap Value Portfolio@ — Class 1

SA Legg Mason BW Large Cap Value Portfolio@
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-1.55%	-1.69%	-1.77%
5-year	7.61%	7.45%	7.34%
10-year	4.92%	4.76%	4.65%
Since Inception	9.37%	5.55%	8.15%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

Effective September 8, 2015, the Portfolio changed its index to Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values. The portfolio changed its Index because the new benchmark is more consistent with the new portfolio management’s team investment strategy and style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason BW Large Cap Value Portfolio — Class 1 shares posted a return of -1.55% for the 12-month period ending January 31, 2016, compared to a -0.67% return for the S&P 500 Index and a -5.00% return for the Russell 1000 Value Index.

The management of the Portfolio transitioned in September 2015 from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC and the benchmark changed from the S&P 500 Index to the Russell 1000 Value Index.

From February 1, 2015 through September 7, 2015, the Portfolio outperformed its benchmark, the S&P 500 Index. The most important contributor to the Portfolio’s performance relative to the Index was its consumer discretionary holdings. The Portfolio’s consumer discretionary holdings outperformed those of the Index and the Portfolio also benefited from a higher average weighting than the Index. Amazon and Priceline were among the top contributors to the Portfolio’s performance, while Las Vegas Sands was a key detractor. The Portfolio had more invested in financials than any other sector. These holdings were the second leading contributor to the Portfolio’s performance relative to the Index. The Portfolio’s financials holdings outperformed those of the Index. Bank of New York Mellon, Julius Baer, JPMorgan Chase, and Charles Schwab were among the top contributors to the Portfolio’s performance. Berkshire Hathaway, American Express, and Standard Chartered were among the top detractors from performance.

The most important detractor from the Portfolio’s performance relative to the Index was its energy holdings. The Portfolio’s energy holdings significantly underperformed those of the Index. Encana, Cabot Oil & Gas, and Ultra Petroleum were among the top detractors from performance. Valeant Pharmaceuticals and UnitedHealth Group, two Health Care holdings, and Alphabet (formerly Google), an Information Technology holding, were among the most important contributors to performance. LafargeHolcim and Praxair, two materials holdings, were among the most important detractors from performance.

441

Brandywine Global Investment Management, LLC

Davis Selected Advisers, L.P.

SA Legg Mason BW Large Cap Value Portfolio@ — Class 1 — (continued)

Subsequent to the transition, from September 8, 2015 through January 31, 2016, the Portfolio underperformed its benchmark, the Russell 1000 Value Index. During the fourth quarter, the benchmark rebounded from the correction in the third quarter. However, the New Year began with a further slide in large cap equities and a continued drop in oil prices. Higher yielding utility and REIT stocks outperformed during this time period. Being underweight utilities and not owning REITs detracted from the Portfolios’ performance. The second best performing sector was consumer staples driven by strong returns from companies within the household products industry. Proctor and Gamble, Kimberly-Clark and Colgate-Palmolive are all benchmark holdings which did not qualify on the Portfolio’s valuation metrics. Additionally, the Portfolio was underweight to Walmart at the beginning of the period because it did not qualify on a price momentum basis. These larger underweight positions were another big detractor from relative performance during this period. Energy and materials were two of the weakest sectors during this period. The Portfolio’s underweight position in energy was a big contributor as was an underweight to metals and mining stocks in the materials sector. From a factor basis, companies with low price to earnings ratios substantially underperformed the rest of the universe during this period with significantly worse returns in the lowest quartile. The Portfolio tends to have a higher proportion of lower valuation companies than the benchmark. However, the Portfolio benefitted from and underweight to the lowest price momentum stocks, which severely underperformed the rest of the benchmark.

@	See Note 1

442

SunAmerica Asset Management, LLC

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	2.38%	2.28%	2.23%
5-year	14.16%	13.99%	13.90%
10-year	8.74%	8.57%	8.47%
Since Inception	6.17%	7.57%	9.06%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 2.38% for the 12-month period ending January 31, 2016, compared to a -0.67% return for the S&P 500 Index.

“Dogs” of Wall Street is a rules-based quantitative fund. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

The equity markets delivered mixed results during the 12-month period ended January 31, 2016, led higher by the telecom, consumer staples, and consumer discretionary groups which gained 12.6%, 10.7%, and 6.5%, respectively. On the other hand, the materials, energy, and utility sectors were the principal laggards, declining 17.1%, 16.3%, and 11.3%, respectively. The financial group which is the biggest constituent, representing 16.0% of the benchmark, lost 2.0% on average.

Overweight allocation and stock selection in the consumer staples and consumer discretionary groups were the primary drivers of outperformance during the fiscal year. Additionally, security selection among financials, energy, and healthcare were also beneficial. Conversely, underweight positioning and sector investments among technology companies negatively impacted results.

Among individual holdings, several consumer positions were featured among the top relative contributors this past year: Hasbro, Inc., McDonald’s Corporation, Kimberly-Clark Corporation, and Kellogg Company. General Electric Company (industrial) was another leading contributor. Notable laggards included two industrial companies: Caterpillar Inc. and Emerson Electric Co. Other notable detractors included Baxter International Inc. (healthcare), Mattel, Inc. (consumer discretionary) and International Business Machines (technology).

As of fiscal year-end, the average yield of the Portfolio holdings was 3.30% compared to 2.24% average yield of the S&P 500 constituents.

443

AllianceBernstein L.P.

SA AB Growth Portfolio@ — Class 1

SA AB Growth Portfolio@
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	5.24%	5.06%	4.99%
5-year	12.62%	12.46%	12.34%
10-year	6.55%	6.39%	6.28%
Since Inception	9.52%	5.30%	8.58%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 5.24% for the 12-month period ending January 31, 2016, compared to a 1.32% return for the Russell 1000 Growth Index.

Economic sector performance was widely divergent during the period. The consumer discretionary and consumer staples, were the best performers. Investors shunned energy and utilities holdings, causing the energy, utilities and materials sectors to underperform significantly.

Security selection was responsible for most of the relative outperformance during the period, though sector allocation also contributed positively. Stock selection in consumer discretionary, industrials and healthcare boosted relative performance. Stock selection in consumer staples and financials offset some of the gains.

Leading individual contributors included Facebook, Nike and Nvidia. Leading detractors for the period included Biogen, Twitter and Affiliated Managers.

Regardless of market trends, the Portfolio remains focused on seeking high-quality growth stocks and companies that consistently demonstrate high and persistent profitability and strong growth characteristics, as measured by high returns on assets, revenue and earnings growth.

@	See Note 1

444

The Boston Company Asset Management, LLC

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	1.75%	1.70%	1.55%
5-year	9.03%	8.87%	8.75%
10-year	5.53%	5.39%	5.28%
Since Inception	2.06%	3.51%	7.72%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a return of 1.75% for the 12-month period ending January 31, 2016, compared to a 1.32% return for the Russell 1000 Growth Index.

The strategy is driven by analyst decision-making at the stock-selection level. Capital is distributed to the analysts based on their opportunity set and corresponding benchmark weight. The Portfolio maintains a relatively neutral sector exposure, ultimately enabling stock selection to drive Portfolio results.

During the period, the consumer discretionary sector was the Portfolio’s best performer on a relative basis. An overweight allocation to the internet & catalog retail segment added the most, particularly positions in Amazon.com, Inc. and Priceline Group Inc. Further adding to the sector’s results were holdings in specialty retail, where the Portfolio benefitted from exposure to Ulta Salon, Cosmetics & Fragrance, Inc. and Home Depot, Inc. An underweight allocation and selections in the industrials sector, in addition to an overweight and positions in the information technology sector, helped boost the Portfolio’s relative outperformance.

Detracting most during the period were health care holdings, where positions in biotechnology were the biggest detractor from relative returns, namely exposure to AbbVie Inc., Vertex Pharmaceuticals Incorporated, Alexion Pharmaceuticals Inc. and Biogen Inc., all of which produced double-digit declines. Also dampening results were telecommunication services holdings, almost entirely due to an allocation to Verizon Communications Inc., while the consumer Staples sector was a modest laggard versus the index.

445

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio@ — Class 1

MFS Massachusetts Investors Trust Portfolio@
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-0.23%	-0.36%	-0.44%
5-year	9.94%	9.78%	9.66%
10-year	6.58%	6.42%	6.32%
Since Inception	7.25%	5.35%	8.36%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of -0.23% for the 12-month period ending January 31, 2016, compared to a -0.67% return for the S&P 500 Index.

Stock selection and an overweight allocation in the special products & services sector lifted performance relative to the S&P 500 Index. The Portfolio’s overweight positions in management consulting firm Accenture and IT company Cognizant Technology benefited relative returns as both stocks advanced, beating the benchmark, during the reporting period.

Security selection in the technology sector further supported relative performance. The Portfolio’s overweight position in strong performing internet search giant Alphabet (formerly Google) and an underweight position in computer and personal electronics maker Apple lifted relative returns.

An underweight allocation and stock selection in the energy sector also aided relative performance. The Portfolio’s overweight position in oil and gas equipment company Cameron International contributed to relative results as shares outpaced the index during the reporting period.

Elsewhere, the Portfolio’s overweight positions in securities exchange services provider NASDAQ, global payments technology company Visa, apparel retailer Ross Stores and snack food and beverage producer Mondelez International added to relative returns. Avoiding shares of weak-performing natural gas pipelines operator Kinder Morgan also supported relative results.

Stock selection in both the leisure and consumer staples sectors were primary detractors from performance relative to the S&P 500 Index. However, there were no individual securities within either sector that were among the Portfolio’s top relative detractors during the reporting period.

446

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio@ — Class 1 — (continued)

Security selection in the retailing sector also hurt relative results. Here, not holding strong-performing internet retailer Amazon.com weakened relative returns.

Elsewhere, avoiding shares of software giant Microsoft, social networking service provider Facebook and diversified industrial conglomerate General Electric weighed on relative performance. The Portfolio’s overweight positions in financial services company American Express, oil and natural gas production company Noble Energy, building systems and aerospace products and services provider United Technologies, energy exploration and production company EOG Resources and pharmaceutical company Endo International further hindered relative results. Lastly, holding shares of pharmaceutical company Valeant Pharmaceuticals (Canada) hurt relative returns as shares lagged the index during the reporting period.

The Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, weighed on relative performance.

@	See Note 1

447

Wells Capital Management Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-3.60%	-3.78%	-3.86%
5-year	8.68%	8.52%	8.42%
10-year	4.95%	4.79%	4.69%
Since Inception	5.79%	2.82%	6.35%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of -3.60% for the 12-month period ending January 31, 2016, compared to a 1.32% for the Russell 1000 Growth Index.

Stock selection within information technology was the largest relative detractor from the Portfolio during the period. Cloud-based service provider Akamai Technologies, Inc. stumbled after reporting earnings that were lower than expected. Splunk Inc. and Fidelity National Information Services, Inc. also detracted from the sector’s relative underperformance.

Positioning within health care also weighed on relative performance. Specialty pharmaceuticals company Endo International PLC and autoimmune disorder therapies manufacturer Biogen Inc. were the largest relative detractors within the sector. Both positions were exited as a result of continued selling pressure on pharmaceutical stocks due to political and regulatory concerns along with uncertainty for the industry ahead of the upcoming election season.

An overweight to the consumer discretionary sector coupled with select names within the sector proved additive to returns. Online retailer Amazon.com, Inc. was the top contributor within the sector and the overall Portfolio. Amazon posted another strong quarter in the fourth quarter of 2015, topping estimates and revealing accelerating trends in its core retail business. Under Armour, Inc. and Nike, Inc. were also top relative contributors in the sector during the period.

448

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-0.18%	-0.33%	-0.40%
5-year	8.84%	8.68%	8.56%
10-year	5.64%	5.47%	5.36%
Since Inception	1.02%	3.11%	6.66%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Blue Chip Growth — Class 1 shares posted a return of -0.18% for the 12-month period ending January 31, 2016, compared to a 1.32% return for the Russell 1000 Growth Index.

Stock selection in the retailing sector detracted from performance relative to the Russell 1000 Growth Index. The timing of the Portfolio’s ownership in shares of discount department store operator Kohl’s, gaming software company GameStop and footwear and apparel company Skechers USA dampened relative returns.

Stock selection in the health care sector was another area of relative weakness. Most notably, holdings of non-urban hospital operator Community Health Systems and an overweight position in biotechnology company Biogen weighed on relative performance.

Individual securities that detracted from relative performance included the Portfolio’s underweight position in fast-food company giant McDonald’s and software giant Microsoft. Holdings of computer hard drive maker Western Digital also held back relative results. The Portfolio’s overweight positions in information management solutions company Iron Mountain and building systems and aerospace products and services provider United Technologies further hurt relative returns.

Stock selection in the technology sector benefited relative returns. Overweight positions in social networking services provider Facebook and analog semiconductor manufacturer Avago Technologies benefited relative performance as both companies outpaced the benchmark during the reporting period. Additionally, the timing of the Portfolio’s ownership in shares of broadband communications and networking services provider Broadcom also boosted relative results.

Elsewhere, the Portfolio’s overweight positions in food producer Tyson Foods, automotive replacement parts distributor AutoZone, media firm Time Warner Cable and video game maker Electronic Arts strengthened relative performance. The timing of the Portfolio’s ownership in shares of oil and gas equipment manufacturer Cameron International and online travel company TripAdvisor also aided relative results. The Portfolio’s holdings of snack food and beverage producer Mondelez International further bolstered relative returns.

449

FIAM LLC (f/k/a Pyramis Global Advisors, LLC)@

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-7.86%	-7.99%	-8.08%
5-year	9.02%	8.86%	8.75%
10-year	4.10%	3.94%	3.84%
Since Inception	8.17%	9.03%	9.42%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI U.S. REIT Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

[2]

Effective May 1, 2015, the Portfolio changed its index to FTSE NAREIT Equity REITs Index. The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs. The portfolio changed its Index because it aligns it with other institutional accounts managed by the portfolio manager.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Real Estate Portfolio — Class 1 shares posted a return of -7.86% for the 12-month period ending January 31, 2016, compared to a -6.56% return for the FTSE NAREIT All Equity REITs Index, and a -7.18% return for the MSCI U.S. REIT Index.

During the period, the U.S. Real Estate Investment Trust (REIT) market paused after several years of strong performance. The U.S. economy remains in the mid-cycle phase with weak external factors breeding an uncertain market environment. While real estate fundamentals continue to be favorable, global economic uncertainty and investor expectations of a Federal Reserve rate tightening cycle began to negatively affect the real estate asset class.

Sector selection contributed to relative performance over the period. Nine sectors were additive to relative performance with the leading contributors being the commercial financing, health care, and real-estate related sectors. Modestly offsetting positive sector selection was negative sector selection in six sectors. The shopping center, office, and free standing sectors were the primary detractors from sector selection.

Security selection detracted from relative performance over the period. Negative security selection in the lodging/resorts, apartments, and office sectors detracted from relative performance, which was modestly offset by strong security selection in the specialty, industrial, and real-estate related sectors. Top performers in the Portfolio included overweight’s in Extra Space Storage and CoreSite Realty Corp, a leading data center. In addition, not holding commercial financing company NorthStar Realty Financing contributed positively. Main individual detractors were overweights in Sabra Healthcare and Felcor Lodging Trust, and an underweight in Equinix Inc.

@	See Note 5

450

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/ 31/16
	Class 1*	Class 3*
1-year	-6.66%	-6.88%
5-year	6.17%	5.92%
10-year	4.40%	4.14%
Since Inception	8.13%	4.80%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of -6.66% for the 12-month period ending January 31, 2016, compared to a -9.94% return for the Russell 2000 Value Index.

During the year, value stocks were generally out of favor, and all sectors in the Index lost value. Relative to the Index, stock selection in the industrials, financials and health care sectors aided Portfolio performance. Key contributors included StanCorp Financial Group, Universal Forest Products and Pep Boys. StanCorp, an insurance provider and asset manager, received a cash takeover offer from Meiji Yasuda Life Insurance at a premium. The Pep Boys, an automobile sales and services provider, received cash takeover offers from Bridgestone and investor Carl Icahn, which helped increase the company’s share price. The positon was exited during the period. Universal Forest Products, a construction infrastructure and building products manufacturer, reported better-than-expected earnings due to strong overall demand and exposure to new markets.

Stock selection in the energy sector and an overweighting in the materials sector hurt relative performance. Detractors included Axiall, Unit Corp., and Tailored Brands (formerly, The Men’s Wearhouse). Axiall, a chemical and building products manufacturer, was negatively affected by weaker-than expected end-market pricing due to industry-wide chlor-alkali capacity expansions and still relatively weak demand. Shares of Unit Corp., an onshore provider of drilling rigs, experienced a negative impact from a sharp drop in oil prices that began in mid-2014, resulting in lower demand for its equipment. Tailored Brands, a men’s clothing retailer, reported weaker-than-expected results from its recently acquired Jos. A. Bank business. The position was exited during the period.

Several positions were initiated during the period, including LTC Properties, a real estate investment trust; IDACORP, an electric energy provider; The Laclede Group, a natural gas service provider; Crocs, a footwear manufacturer and distributor; and BRP, a manufacturer of personal watercraft and all-terrain vehicles, among others. Some holdings that were added to included Gerresheimer, Everbank Financial and McGrath RentCorp. Holdings in several positions were reduced during the period and some positions were exited, including Group 1 Automotive, Cabot Corp., Apogee Enterprises and Enpro Industries.

451

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-6.88%	-7.09%	-7.18%
5-year	9.39%	9.22%	9.12%
10-year	6.24%	6.08%	5.97%
Since Inception	5.07%	2.42%	9.05%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of -6.88% for the 12-month period ending January 31, 2016, compared to a -6.17% return for the Russell Midcap Growth Index.

Sector positioning was the dominant driver of underperformance during the period, with an underweight exposure in the consumer staples sector and a modest overweight in the energy sector detracting the most. Stock selection in the financial services and health care sectors also detracted from performance. Stock selection in the technology and materials and processing sectors contributed to performance

Overweight positions in Sprouts Farmers Market and Affiliated Managers Group were the two top detractors during the period. Sprouts Farmers Market reported quarterly results that were below Wall Street expectations on the top and bottom line early in the year. Affiliated Managers Group detracted on overall market volatility as well as perceived concerns related to a company in its portfolio that elected to liquidate and control redemptions in a fixed income mutual fund at year-end.

Overweight positions in Acuity Brands and Netflix were top contributors to performance during the period. Acuity Brands contributed on announcing a materially accretive acquisition of Juno Lighting as well as better-than-expected earnings results throughout the year. Shares of Netflix traded higher in the second quarter as earnings were ahead of Wall Street expectations and domestic subscriber growth data encouraged investors.

452

Wells Capital Management Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-9.08%	-9.19%	-9.28%
5-year	7.62%	7.44%	7.35%
10-year	2.44%	2.28%	2.18%
Since Inception	4.62%	2.24%	5.73%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares posted a return of -9.08% for the 12-month period ending January 31, 2016, compared to -8.65% for the Russell 2500 Growth Index.

Information technology and consumer discretionary holdings were the main contributors to relative performance, while health care was the largest relative detracting sector. Financials and industrials holdings were also relative detractors.

Security selection in the traditional growth sector of information technology proved to be the largest contributor for the period. Transaction processing provider Euronet Worldwide, Inc. and local government applications developer Tyler Technologies, Inc. were top contributors within the sector. Security selection within consumer discretionary was also a contributor to relative performance. Residential and commercial service provider ServiceMaster Global Holdings, Inc. was the top relative contributor within the sector, as well as the overall Portfolio.

Positioning in health care weighed on returns for the period. Weakness was apparent in the biotechnology industry. Clovis Oncology, Inc. was dealt tough news to its promising lung cancer treatment and was a top detractor for the sector. With uncertainty on the duration and efficacy of future trials, the team concluded the fundamentals had changed enough to warrant selling the position. U.S. health care system services provider Envision Healthcare Holdings Inc. was also a relative detractor. Stock selection within industrials detracted from relative performance with names like Spirit Airlines, Inc. and TASER International, Inc. Stock selection coupled with an underweight to financials led to the sector’s relative underperformance.

453

Invesco Advisers, Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-10.51%	-10.57%	-10.63%
5-year	7.43%	7.26%	7.15%
10-year	5.59%	5.45%	5.34%
Since Inception	0.28%	3.33%	8.63%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of -10.51% for the 12-month period ending January 31, 2016, compared to a -10.01% return for the Russell 2000 Growth Index.

During the period, indexes measuring the performance of U.S. large- cap stocks posted slightly negative returns, but solidly outpaced mid- and small- cap stocks. Small caps finished the period down roughly 10% for the year. In terms of investment style, large- and mid-cap growth noticeably outperformed value, however small cap growth and small cap value were down roughly equally for the year.

Relative to the benchmark, stock selection effects in the industrials, consumer discretionary, and materials sectors were solidly positive. These contributions were mostly offset by some underperformance in the information technology and financials sectors. Within moderate bands, portfolio sector weights generally reflected those of the index, so market allocation was positive but not a dominant driver of relative performance.

The primary detractor from the Portfolio’s relative performance against the benchmark was stock selection in the information technology sector. Examples of stocks in this sector that detracted from performance included Barracuda Networks, Qorvo Inc., and Marketo Inc. In the financials sector, MGIC Investment Corp. and Wisdomtree Investments Inc. underperformed.

The Portfolio had solid relative outperformance from stock selection in the industrials sector. Contributing stocks included Dycom Industries Inc., American Woodmark Corp., and Lennox International Inc. The consumer discretionary sector was also additive for the Portfolio, as Core-Mark Holding Corp. and Gentherm Inc. contributed to results.

454

Marsico Capital Management, LLC

SA Marsico Focused Growth Portfolio@ — Class 1

SA Marsico Focused Growth Portfolio@
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-5.29%	-5.36%	-5.49%
5-year	8.77%	8.61%	8.51%
10-year	5.26%	5.11%	5.00%
Since Inception	5.11%	5.99%	7.35%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Marsico Focused Growth Portfolio — Class 1 shares posted a return of -5.29% for the 12-month period ending January 31, 2016, compared to a 1.32% return for the Russell 1000 Growth Index.

The primary source of underperformance for the Portfolio in the reporting period was stock selection. In particular, security selection in the health care, consumer staples and industrials sectors hampered results in the period. The negative selection effect was offset somewhat by holdings in the consumer discretionary and information technology sectors which contributed materially to returns. On an individual stock level, positions in Facebook, Inc. Class A, NIKE Inc. Class B, Starbucks Corporation, Visa Inc. Class A and Alphabet Inc. Class A emerged as the largest contributors. The most significant individual detractors included Chipotle Mexican Grill, Inc., Pacira Pharmaceuticals, Inc., Illumina, Inc. (sold in the period), Alibaba Group Holding Ltd. ADR and Biogen Inc. (sold in the period).

Certain sector allocations detracted from the Portfolio’s results in the reporting period. In particular, an overweight allocation to the weak-performing health care sector and an underweight allocation to consumer staples, among the best-performing sectors in the benchmark index, penalized performance results. This negative allocation effect, however, was offset somewhat by the Portfolio’s underweight to energy, the weakest-performing sector in the benchmark index.

455

Columbia Management Investment Advisors, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	1.76%	1.57%	1.59%
5-year	9.43%	9.30%	9.24%
10-year	5.16%	5.03%	4.93%
Since Inception	-4.82%	0.80%	8.39%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares posted a return of 1.76% for the 12-month period ending January 31, 2016, compared to a 1.92% return for the MSCI World Information Technology Index and a 0.70% return for the Nasdaq Composite Index.

Using the Global Industry Classification Standard (GICs) sectors of the S&P 500 Index and the MSCI EAFE Index as a proxy for domestic and international markets, the information technology sector returns were among the top performing sectors relative to other sectors of the market, and outperformed the returns of these broader indices for the measured period.

An underweight to the internet software & services industry and an overweight posture to the semiconductor industry was the primary driver of underperformance during the measured period. Also contributing to relative underperformance was stock selection in the software industry. Contributing positively to relative returns was an underweight to the technology hardware industry. The decision to hold a relative underweight position to the benchmark in the electronics equipment and communications equipment industries also contributed to performance during the period.

Stock selection accounted for the majority of the Portfolio’s underperformance relative to the benchmark. Within the internet software & services industry, an underweight to Facebook and Alphabet (formerly Google) detracted from returns. Within semiconductors, positions in Qorvo and Marvell Technology posted negative returns which hurt the Portfolio’s performance. Not owning Microsoft in the software industry also held back relative performance as the stock posted solid returns.

In the technology hardware industry, an underweight position to the industry, driven primarily by an underweight position to Apple, which comprises a relatively large weighting in the benchmark index, contributed to relative returns for the period. From a country perspective, stock selection in the Japan and Canada contributed to relative performance, while security selection in the United States detracted from relative returns.

456

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 1

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-8.83%	-8.97%	-9.11%
5-year	N/A	7.01%	6.90%
10-year	N/A	6.11%	6.00%
Since Inception	9.80%	9.26%	9.94%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 1 shares posted a return of -8.83% for the 12-month period ending January 31, 2016, compared to a -8.97% return for the Russell 2500 Value Index.

US equity markets recovered modestly in the fourth quarter of 2015, but still ended the 12-month period ending January 31, 2016 in negative territory. For this period, smaller-cap markets experienced a sharp divergence among sector performance. Energy stocks were notable underperformers, as were sectors such as materials and industrials, which are more sensitive to global economic growth. Defensive and domestically oriented sectors such as healthcare, financials and utilities fared better by comparison. Investors favored assets with lower perceived risk and large-cap stocks outperformed smaller-cap stocks for the period.

Overall security selection contributed to performance led by the Portfolio’s financials and consumer staples holdings. Stock selection in the consumer discretionary and industrials sectors detracted from relative performance. Overall sector allocation had a negative effect on performance for the period as an underweight position in financials counteracted the positive effect of an underweight in energy.

Holdings StanCorp Financial, Fairchild Semiconductor and Ingredion were also among the leading individual contributors to performance. SM Energy, Pier 1 Imports, and Dana Holding were among the largest detractors from performance.

457

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-5.91%	-6.07%	-6.18%
5-year	1.10%	0.94%	0.86%
10-year	0.30%	0.15%	0.05%
Since Inception	3.43%	2.90%	5.50%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value (net) Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The International Growth and Income Portfolio — Class 1 shares posted a return of -5.91% for the 12-month period ending January 31, 2016, compared to a -13.11% return for the MSCI EAFE Value (net) Index.

International stock markets finished the period in negative territory after posting positive returns during the first half of the year. Global stock markets corrected during the summer months and remained volatile as major indexes abroad fell at the same time.

Stock selection was the leading cause of the Portfolio’s outperformance during the period. Sector wise, positions within financials, industrials, and consumer staples added the most. Both allocation and stock selection on a county level were additive during the period. Selections within France, Australia, and the United Kingdom were most additive. Top contributors within financials include an overweight to HongKong Land Holdings, an out of benchmark position in Challenger Ltd, and not holding Banco Santander. Top contributors within industrials include an overweight to Vinci SA and an out of benchmark position in Aena SA. Within consumer staples, an overweight to Japan Tobacco, and out of benchmark holdings of Phillip Morris and Kerry Group Plc were among the top contributors to performance.

458

J.P. Morgan Investment Management Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-5.89%	-6.01%	-6.07%
5-year	4.65%	4.51%	4.40%
10-year	3.40%	3.25%	3.15%
Since Inception	5.68%	3.73%	7.04%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World (net) IndexSM measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Global Equities Portfolio — Class 1 shares posted a return of -5.89% for the 12-month period ending January 31, 2016, compared to a -5.08% return for the MSCI World (net) Index.

Index returns were negative for most geographies during the period, with Japan being the top-performing region at -1.7%. The Pacific Rim was the worst-performing region, falling 16.5%. Sector-wise, results in the index were led by information technology, telecommunication services and consumer staples. Energy and materials were the worst performing sectors and both were down by double digits.

The Portfolio underperformed its benchmark during the period. The Portfolio was hurt by stock selection in Japan and North America, but stock selection within Europe, including the United Kingdom, was strong. Sector-wise, stock selection in health care and consumer discretionary detracted, while stock selection in financials and consumer staples contributed to performance.

The strategy aims to identify and capitalize on growth and value anomalies and trends. Stocks exhibiting targeted value characteristics (low price/earnings and low price-to-book) underperformed for the year as a whole. Stocks exhibiting targeted growth characteristics (high medium-term price momentum and high earnings momentum) generally outperformed the broader market.

459

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-5.81%	-5.91%	-6.01%
5-year	0.97%	0.84%	0.72%
10-year	1.90%	1.75%	1.64%
Since Inception	2.88%	2.57%	5.91%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI EAFE (net) Index* measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The International Diversified Equities — Class 1 shares posted a return of -5.81% for the 12-month period ending January 31, 2016, compared to a -8.43% return for the MSCI EAFE (net) Index.

The U.S. Dollar rose against many currencies during the period, while oil and industrial commodities continued to drop. On a regional basis most developed markets ended the one-year period in negative territory in U.S. Dollar terms, with Hong Kong performing worst (-14.5%) amongst major markets, followed by the United Kingdom (-12.2%) and Germany (-12.2%), Italy (-11.6%), Switzerland (-7.7%), France (-5.3%) and Japan (-1.7%). Elsewhere, China was down -21.3%, dragging down the Emerging Market Asia index by -18.3%.

The Portfolio’s main positive contributor to relative performance was sector allocation and stock selection in consumer staples. Specifically, the Portfolio’s overweight allocations to tobacco (Japan Tobacco), personal products (Unilever) and household products (Reckitt Benckiser) significantly outperformed versus the Index. Although materials was one of the worst performing sectors, stock selection was a positive contributor to performance. This was primarily due to the Portfolio’s holding in CRH, one of the sector’s few stocks with positive performance. Portfolio performance was offset by stock selection in industrials (Meggitt), health care (Novartis) and information technology (Hitachi). The Portfolio remains overweight defensive sectors versus cyclicals.

460

J.P. Morgan Investment Management Inc.

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-19.68%	-19.70%	-19.91%
5-year	-8.17%	-8.28%	-8.41%
10-year	-0.36%	-0.50%	-0.61%
Since Inception	3.33%	6.83%	8.42%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets (net) IndexSM measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets (net) Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Emerging Markets Portfolio — Class 1 shares posted a return of -19.68% for the 12-month period ending January 31, 2016, compared to a -20.91% return for the MSCI Emerging Markets (net) Index.

For five years, emerging market investors have suffered the effects of a China-led slowdown, which included a collapse in many commodity prices, weakness in emerging market currencies, and a de-rating of equities. These effects were magnified in the past 12 months, resulting in particularly poor equity returns on an absolute basis.

During the year, country and sector allocation added to performance while security selection was slightly negative. Country allocation was the key driver of performance. Being overweight in North Asia and a couple of deep-value markets (Russia and Turkey) at the expense of economies reliant on bulk commodities (Brazil and South Africa) contributed positively.

Overall, an underweight to Brazil was a key driver of outperformance, particularly not owning Vale. Shares of Vale, the iron ore giant, fell significantly over the past year as iron ore prices continued to decline. On the downside, the Portfolio was hurt by certain stock picks within Brazil, including an overweight position in Banco do Brasil. Banco do Brasil’s shares fell more than 50% in U.S. dollar terms. The Portfolio benefitted from an overweight in Russia. The Russian equity market was one of the best-performing emerging markets in 2015.

461

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 1

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/16
	Class 1*	Class 2*	Class 3*
1-year	-11.01%	-11.13%	-11.29%
5-year	N/A	0.55%	0.44%
10-year	N/A	1.58%	1.48%
Since Inception	4.00%	5.53%	6.15%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The MSCI EAFE (net) Index* measures the performance of companies representative of the market structure of 22 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Foreign Value Portfolio — Class 1 shares posted a return of -11.01% for the 12-month period ending January 31, 2016, compared to -8.43% return for the MSCI EAFE (net) Index.

Global economic growth moderated during the 12 months under review as many developed and emerging market economies slowed. Certain major central banks expanded their monetary stimulus measures to support growth, while the U.S. Federal Reserve raised rates in December as the U.S. economy improved. Stocks in global developed markets generally declined amid investor concerns about global growth and a plunge in the prices of crude oil and other commodities.

Key detractors from the Portfolio’s performance relative to the Index included stock selection in the information technology and financials sectors. In information technology, positions in consumer electronic products manufacturer Samsung Electronics (South Korea) and printing equipment manufacturer Konica Minolta (Japan) hurt relative results. International banking group Standard Chartered (United Kingdom), financial services provider Hana Financial Group (South Korea) and commercial bank UniCredit (Italy) were among the worst performers in financials. Stock selection and an underweighting in consumer staples, which performed better than the Index, also hindered relative performance. Other key individual detractors included positions in industrial and commodity products supply chain company Noble Group (Singapore), airplane and train manufacturer Bombardier (Canada) and industrial conglomerate Toshiba (Japan). In country terms, stock selection and an underweighting in Japan, as well as exposures to South Korea and Canada, hampered relative performance.

462

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 1 — (continued)

Conversely, stock selection in the materials and consumer discretionary sectors contributed to relative performance. In materials, construction materials company CRH (Ireland) and consumer packaging manufacturer Rexam (United Kingdom) performed well. Media company Sky (United Kingdom) and automobile manufacturer Nissan Motor (Japan) were among the top performers in consumer discretionary. Other notable individual contributors included train manufacturer China CNR (China), non-alcoholic beverage company Suntory Beverage and Food (Japan), oil and gas facilities solutions provider Petrofac (United Kingdom) and biopharmaceutical firm UCB (Belgium). In country terms, stock selection in Australia, Switzerland and Germany aided relative results.

463

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

464

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRESORTED BPM US POSTAGE PAID PERMIT 12 44888

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.12 (3/16)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(a) Audit Fees	$1,188,832	$1,266,673
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$194,810	$217,816
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$374,208	$447,234

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2016 were $772,462 and $881,438 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 8, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 8, 2016